UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07803

Name of Registrant: Vanguard Scottsdale Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.9%)
U.S. Government Securities (89.4%)
United States Treasury Note/Bond	0.875%	5/15/17	6,000	6,017
United States Treasury Note/Bond	0.375%	6/15/15	6,695	6,713
United States Treasury Note/Bond	1.875%	6/30/15	1,570	1,600
United States Treasury Note/Bond	0.250%	7/15/15	18,615	18,638
United States Treasury Note/Bond	0.250%	7/31/15	4,285	4,290
United States Treasury Note/Bond	1.750%	7/31/15	4,180	4,258
United States Treasury Note/Bond	0.250%	8/15/15	5,075	5,081
United States Treasury Note/Bond	4.250%	8/15/15	10,840	11,374
United States Treasury Note/Bond	0.375%	8/31/15	9,435	9,462
United States Treasury Note/Bond	1.250%	8/31/15	9,715	9,849
United States Treasury Note/Bond	0.250%	9/15/15	5,895	5,901
United States Treasury Note/Bond	0.250%	9/30/15	4,915	4,920
United States Treasury Note/Bond	1.250%	9/30/15	2,000	2,028
United States Treasury Note/Bond	0.250%	10/15/15	14,055	14,068
United States Treasury Note/Bond	0.250%	10/31/15	12,440	12,450
United States Treasury Note/Bond	1.250%	10/31/15	750	761
United States Treasury Note/Bond	0.250%	11/30/15	14,450	14,457
United States Treasury Note/Bond	1.375%	11/30/15	13,040	13,264
United States Treasury Note/Bond	0.250%	12/15/15	8,400	8,403
United States Treasury Note/Bond	0.250%	12/31/15	15,025	15,030
United States Treasury Note/Bond	2.125%	12/31/15	4,055	4,175
United States Treasury Note/Bond	0.375%	1/31/16	8,610	8,627
United States Treasury Note/Bond	2.000%	1/31/16	8,195	8,431
United States Treasury Note/Bond	0.375%	2/15/16	9,775	9,792
United States Treasury Note/Bond	0.250%	2/29/16	6,045	6,042
United States Treasury Note/Bond	2.125%	2/29/16	3,390	3,499
United States Treasury Note/Bond	0.375%	3/15/16	16,480	16,501
United States Treasury Note/Bond	0.375%	3/31/16	5,500	5,506
United States Treasury Note/Bond	0.250%	4/15/16	8,410	8,397
United States Treasury Note/Bond	0.375%	4/30/16	6,500	6,504
United States Treasury Note/Bond	2.000%	4/30/16	300	309
United States Treasury Note/Bond	0.250%	5/15/16	6,980	6,966
United States Treasury Note/Bond	5.125%	5/15/16	2,500	2,732
United States Treasury Note/Bond	7.250%	5/15/16	850	964
United States Treasury Note/Bond	0.375%	5/31/16	7,000	7,000
United States Treasury Note/Bond	1.750%	5/31/16	9,130	9,378
United States Treasury Note/Bond	3.250%	5/31/16	1,000	1,057
United States Treasury Note/Bond	0.500%	6/15/16	2,675	2,681
United States Treasury Note/Bond	1.500%	6/30/16	2,908	2,973
United States Treasury Note/Bond	3.250%	6/30/16	10,105	10,700
United States Treasury Note/Bond	0.625%	7/15/16	5,280	5,303
United States Treasury Note/Bond	1.500%	7/31/16	4,386	4,485
United States Treasury Note/Bond	3.250%	7/31/16	5,538	5,874
United States Treasury Note/Bond	0.625%	8/15/16	6,750	6,775
United States Treasury Note/Bond	4.875%	8/15/16	2,175	2,386
United States Treasury Note/Bond	1.000%	8/31/16	7,700	7,791
United States Treasury Note/Bond	3.000%	8/31/16	6,530	6,899
United States Treasury Note/Bond	0.875%	9/15/16	4,500	4,538
United States Treasury Note/Bond	1.000%	9/30/16	5,180	5,238

United States Treasury Note/Bond	3.000%	9/30/16	4,010	4,242
United States Treasury Note/Bond	0.625%	10/15/16	5,000	5,011
United States Treasury Note/Bond	1.000%	10/31/16	6,053	6,118
United States Treasury Note/Bond	3.125%	10/31/16	4,155	4,412
United States Treasury Note/Bond	0.625%	11/15/16	10,300	10,315
United States Treasury Note/Bond	4.625%	11/15/16	2,490	2,737
United States Treasury Note/Bond	0.875%	11/30/16	5,575	5,616
United States Treasury Note/Bond	2.750%	11/30/16	8,355	8,804
United States Treasury Note/Bond	0.625%	12/15/16	4,745	4,747
United States Treasury Note/Bond	0.875%	12/31/16	6,000	6,038
United States Treasury Note/Bond	3.250%	12/31/16	5,440	5,806
United States Treasury Note/Bond	0.750%	1/15/17	5,180	5,195
United States Treasury Note/Bond	0.875%	1/31/17	8,000	8,045
United States Treasury Note/Bond	3.125%	1/31/17	1,500	1,598
United States Treasury Note/Bond	0.625%	2/15/17	5,660	5,653
United States Treasury Note/Bond	4.625%	2/15/17	4,325	4,785
United States Treasury Note/Bond	0.875%	2/28/17	8,380	8,421
United States Treasury Note/Bond	3.000%	2/28/17	3,300	3,506
United States Treasury Note/Bond	0.750%	3/15/17	4,360	4,365
United States Treasury Note/Bond	1.000%	3/31/17	6,795	6,846
United States Treasury Note/Bond	3.250%	3/31/17	6,425	6,879
United States Treasury Note/Bond	0.875%	4/15/17	5,700	5,721
United States Treasury Note/Bond	0.875%	4/30/17	6,695	6,715
United States Treasury Note/Bond	3.125%	4/30/17	4,370	4,666
United States Treasury Note/Bond	4.500%	5/15/17	3,500	3,880
United States Treasury Note/Bond	0.625%	5/31/17	7,000	6,962
United States Treasury Note/Bond	2.750%	5/31/17	5,000	5,287
				492,457
Agency Bonds and Notes (9.5%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	50	51
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	50	51
1 Federal Farm Credit Banks	0.500%	6/23/15	200	201
1 Federal Farm Credit Banks	1.500%	11/16/15	50	51
1 Federal Farm Credit Banks	1.050%	3/28/16	100	101
1 Federal Farm Credit Banks	5.125%	8/25/16	800	882
1 Federal Farm Credit Banks	4.875%	1/17/17	500	555
1 Federal Home Loan Banks	0.375%	8/28/15	2,240	2,244
1 Federal Home Loan Banks	0.500%	11/20/15	3,975	3,989
1 Federal Home Loan Banks	0.375%	2/19/16	1,550	1,552
1 Federal Home Loan Banks	3.125%	3/11/16	425	446
1 Federal Home Loan Banks	0.375%	6/24/16	1,625	1,623
1 Federal Home Loan Banks	4.750%	12/16/16	285	314
1 Federal Home Loan Banks	0.625%	12/28/16	600	600
1 Federal Home Loan Banks	4.875%	5/17/17	600	671
1 Federal Home Loan Banks	0.875%	5/24/17	1,100	1,103
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	1,100	1,152
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	4,780	4,873
2 Federal Home Loan Mortgage Corp.	4.750%	11/17/15	500	533
2 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	2,060	2,064
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	980	1,021
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	250	277
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	525	542
2 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	2,990	3,012
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	600	669
2 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	1,250	1,255
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	1,040	1,047
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	224

2 Federal National Mortgage Assn.	0.500%	7/2/15	475	477
2 Federal National Mortgage Assn.	0.500%	9/28/15	4,385	4,401
2 Federal National Mortgage Assn.	4.375%	10/15/15	1,600	1,690
2 Federal National Mortgage Assn.	1.625%	10/26/15	75	76
2 Federal National Mortgage Assn.	0.375%	12/21/15	300	301
2 Federal National Mortgage Assn.	5.000%	3/15/16	25	27
2 Federal National Mortgage Assn.	0.500%	3/30/16	2,285	2,291
2 Federal National Mortgage Assn.	2.375%	4/11/16	800	830
2 Federal National Mortgage Assn.	0.375%	7/5/16	2,725	2,722
2 Federal National Mortgage Assn.	0.625%	8/26/16	3,000	3,008
2 Federal National Mortgage Assn.	1.250%	9/28/16	1,350	1,372
2 Federal National Mortgage Assn.	1.375%	11/15/16	575	586
2 Federal National Mortgage Assn.	5.000%	2/13/17	880	981
2 Federal National Mortgage Assn.	0.750%	4/20/17	1,100	1,099
2 Federal National Mortgage Assn.	1.125%	4/27/17	700	707
2 Federal National Mortgage Assn.	5.000%	5/11/17	555	622
Private Export Funding Corp.	1.375%	2/15/17	250	253
				52,546
Total U.S. Government and Agency Obligations (Cost $543,865)				545,003
			Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
3 Vanguard Market Liquidity Fund (Cost
$6,906)	0.112%		6,905,792	6,906

Total Investments (100.2%) (Cost $550,771)				551,909
Other Assets and Liabilities-Net (-0.2%)				(1,065)
Net Assets (100%)				550,844
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Short-Term Government Bond Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	545,003	—
Temporary Cash Investments	6,906	—	—
Total	6,906	545,003	—

C. At May 31, 2014, the cost of investment securities for tax purposes was $550,771,000. Net unrealized appreciation of investment securities for tax purposes was $1,138,000, consisting of unrealized gains of $1,146,000 on securities that had risen in value since their purchase and $8,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (91.2%)
United States Treasury Note/Bond	2.500%	6/30/17	1,846	1,939
United States Treasury Note/Bond	0.500%	7/31/17	2,670	2,638
United States Treasury Note/Bond	2.375%	7/31/17	3,858	4,038
United States Treasury Note/Bond	4.750%	8/15/17	1,399	1,570
United States Treasury Note/Bond	8.875%	8/15/17	1,420	1,779
United States Treasury Note/Bond	0.625%	8/31/17	3,915	3,878
United States Treasury Note/Bond	1.875%	8/31/17	1,811	1,866
United States Treasury Note/Bond	0.625%	9/30/17	3,200	3,166
United States Treasury Note/Bond	1.875%	9/30/17	2,923	3,011
United States Treasury Note/Bond	0.750%	10/31/17	2,490	2,470
United States Treasury Note/Bond	1.875%	10/31/17	2,480	2,554
United States Treasury Note/Bond	4.250%	11/15/17	1,798	1,997
United States Treasury Note/Bond	0.625%	11/30/17	5,645	5,567
United States Treasury Note/Bond	2.250%	11/30/17	1,920	2,001
United States Treasury Note/Bond	0.750%	12/31/17	3,015	2,982
United States Treasury Note/Bond	2.750%	12/31/17	2,625	2,783
United States Treasury Note/Bond	0.875%	1/31/18	3,045	3,021
United States Treasury Note/Bond	2.625%	1/31/18	909	960
United States Treasury Note/Bond	3.500%	2/15/18	2,701	2,937
United States Treasury Note/Bond	0.750%	2/28/18	2,950	2,909
United States Treasury Note/Bond	2.750%	2/28/18	6,731	7,139
United States Treasury Note/Bond	0.750%	3/31/18	3,185	3,136
United States Treasury Note/Bond	0.625%	4/30/18	4,480	4,385
United States Treasury Note/Bond	2.625%	4/30/18	3,262	3,442
United States Treasury Note/Bond	3.875%	5/15/18	1,100	1,215
United States Treasury Note/Bond	9.125%	5/15/18	910	1,191
United States Treasury Note/Bond	1.000%	5/31/18	4,337	4,300
United States Treasury Note/Bond	2.375%	5/31/18	1,702	1,780
United States Treasury Note/Bond	1.375%	6/30/18	5,445	5,472
United States Treasury Note/Bond	2.375%	6/30/18	1,955	2,044
United States Treasury Note/Bond	1.375%	7/31/18	3,525	3,539
United States Treasury Note/Bond	2.250%	7/31/18	1,570	1,633
United States Treasury Note/Bond	4.000%	8/15/18	592	659
United States Treasury Note/Bond	1.500%	8/31/18	5,625	5,671
United States Treasury Note/Bond	1.375%	9/30/18	6,336	6,346
United States Treasury Note/Bond	1.250%	10/31/18	4,900	4,875
United States Treasury Note/Bond	1.750%	10/31/18	2,145	2,182
United States Treasury Note/Bond	3.750%	11/15/18	3,257	3,596
United States Treasury Note/Bond	9.000%	11/15/18	1,233	1,643
United States Treasury Note/Bond	1.250%	11/30/18	4,085	4,059
United States Treasury Note/Bond	1.375%	11/30/18	1,670	1,669
United States Treasury Note/Bond	1.375%	12/31/18	2,340	2,336
United States Treasury Note/Bond	1.500%	12/31/18	5,925	5,946
United States Treasury Note/Bond	1.250%	1/31/19	2,800	2,776
United States Treasury Note/Bond	1.500%	1/31/19	4,775	4,786
United States Treasury Note/Bond	2.750%	2/15/19	4,877	5,164
United States Treasury Note/Bond	8.875%	2/15/19	669	897
United States Treasury Note/Bond	1.375%	2/28/19	4,650	4,628
United States Treasury Note/Bond	1.500%	2/28/19	5,400	5,408

United States Treasury Note/Bond	1.500%	3/31/19	2,340	2,341
United States Treasury Note/Bond	1.625%	3/31/19	3,200	3,220
United States Treasury Note/Bond	1.250%	4/30/19	1,450	1,432
United States Treasury Note/Bond	1.625%	4/30/19	982	987
United States Treasury Note/Bond	3.125%	5/15/19	2,858	3,076
United States Treasury Note/Bond	1.125%	5/31/19	1,310	1,284
United States Treasury Note/Bond	1.500%	5/31/19	5,000	4,991
United States Treasury Note/Bond	1.000%	6/30/19	1,500	1,458
United States Treasury Note/Bond	0.875%	7/31/19	2,445	2,356
United States Treasury Note/Bond	3.625%	8/15/19	2,292	2,526
United States Treasury Note/Bond	8.125%	8/15/19	4,393	5,836
United States Treasury Note/Bond	1.000%	8/31/19	2,340	2,265
United States Treasury Note/Bond	1.000%	9/30/19	1,850	1,788
United States Treasury Note/Bond	1.250%	10/31/19	450	440
United States Treasury Note/Bond	3.375%	11/15/19	1,050	1,145
United States Treasury Note/Bond	1.000%	11/30/19	1,980	1,908
United States Treasury Note/Bond	1.125%	12/31/19	2,275	2,202
United States Treasury Note/Bond	1.375%	1/31/20	2,552	2,501
United States Treasury Note/Bond	3.625%	2/15/20	1,580	1,744
United States Treasury Note/Bond	8.500%	2/15/20	360	493
United States Treasury Note/Bond	1.250%	2/29/20	2,460	2,391
United States Treasury Note/Bond	1.125%	3/31/20	2,150	2,070
United States Treasury Note/Bond	1.125%	4/30/20	2,775	2,668
United States Treasury Note/Bond	3.500%	5/15/20	3,609	3,959
United States Treasury Note/Bond	1.375%	5/31/20	2,700	2,631
United States Treasury Note/Bond	1.875%	6/30/20	2,450	2,453
United States Treasury Note/Bond	2.000%	7/31/20	3,050	3,076
United States Treasury Note/Bond	2.625%	8/15/20	5,099	5,324
United States Treasury Note/Bond	8.750%	8/15/20	250	352
United States Treasury Note/Bond	2.125%	8/31/20	2,550	2,585
United States Treasury Note/Bond	2.000%	9/30/20	2,130	2,141
United States Treasury Note/Bond	1.750%	10/31/20	2,800	2,769
United States Treasury Note/Bond	2.625%	11/15/20	7,632	7,958
United States Treasury Note/Bond	2.000%	11/30/20	3,225	3,234
United States Treasury Note/Bond	2.375%	12/31/20	3,230	3,311
United States Treasury Note/Bond	2.125%	1/31/21	3,730	3,760
United States Treasury Note/Bond	3.625%	2/15/21	4,755	5,254
United States Treasury Note/Bond	7.875%	2/15/21	716	985
United States Treasury Note/Bond	2.000%	2/28/21	4,015	4,013
United States Treasury Note/Bond	2.250%	3/31/21	1,500	1,522
United States Treasury Note/Bond	2.250%	4/30/21	2,700	2,737
United States Treasury Note/Bond	3.125%	5/15/21	3,042	3,260
United States Treasury Note/Bond	8.125%	5/15/21	1,590	2,227
United States Treasury Note/Bond	2.000%	5/31/21	4,000	3,984
United States Treasury Note/Bond	2.125%	8/15/21	4,900	4,912
United States Treasury Note/Bond	8.125%	8/15/21	1,275	1,798
United States Treasury Note/Bond	2.000%	11/15/21	2,243	2,222
United States Treasury Note/Bond	8.000%	11/15/21	5,310	7,484
United States Treasury Note/Bond	2.000%	2/15/22	3,545	3,500
United States Treasury Note/Bond	1.750%	5/15/22	3,425	3,305
United States Treasury Note/Bond	1.625%	8/15/22	3,540	3,370
United States Treasury Note/Bond	7.250%	8/15/22	350	484
United States Treasury Note/Bond	1.625%	11/15/22	5,360	5,077
United States Treasury Note/Bond	7.625%	11/15/22	575	815
United States Treasury Note/Bond	2.000%	2/15/23	6,275	6,106
United States Treasury Note/Bond	7.125%	2/15/23	1,590	2,201
United States Treasury Note/Bond	1.750%	5/15/23	8,885	8,434

United States Treasury Note/Bond	2.500%	8/15/23	7,295	7,360
United States Treasury Note/Bond	6.250%	8/15/23	675	895
United States Treasury Note/Bond	2.750%	11/15/23	6,395	6,576
United States Treasury Note/Bond	2.750%	2/15/24	6,350	6,515
United States Treasury Note/Bond	2.500%	5/15/24	2,500	2,506
				348,200
Agency Bonds and Notes (8.0%)
1 Federal Farm Credit Banks	3.500%	12/20/23	100	105
1 Federal Home Loan Banks	1.000%	6/21/17	2,065	2,074
1 Federal Home Loan Banks	1.875%	3/13/20	150	149
1 Federal Home Loan Banks	4.125%	3/13/20	1,005	1,124
1 Federal Home Loan Banks	3.375%	6/12/20	125	135
1 Federal Home Loan Banks	5.250%	12/11/20	250	297
1 Federal Home Loan Banks	5.625%	6/11/21	400	486
1 Federal Home Loan Banks	2.125%	3/10/23	250	238
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	375	376
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	550	552
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	400	400
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	625	711
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,150	1,134
2 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	1,565	1,546
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	500	571
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	440	485
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	402
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	450	439
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	850	828
2 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,065	1,032
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	1,565	1,558
2 Federal National Mortgage Assn.	0.000%	6/1/17	500	486
2 Federal National Mortgage Assn.	5.375%	6/12/17	1,230	1,395
2 Federal National Mortgage Assn.	0.875%	8/28/17	1,050	1,048
2 Federal National Mortgage Assn.	0.875%	10/26/17	750	746
2 Federal National Mortgage Assn.	0.875%	12/20/17	900	893
2 Federal National Mortgage Assn.	0.875%	2/8/18	850	841
2 Federal National Mortgage Assn.	0.875%	5/21/18	2,645	2,602
2 Federal National Mortgage Assn.	1.875%	9/18/18	550	560
2 Federal National Mortgage Assn.	1.625%	11/27/18	970	976
2 Federal National Mortgage Assn.	1.875%	2/19/19	1,750	1,777
2 Federal National Mortgage Assn.	1.750%	6/20/19	800	804
2 Federal National Mortgage Assn.	0.000%	10/9/19	650	574
1 Financing Corp.	10.700%	10/6/17	122	160
1 Financing Corp.	9.800%	11/30/17	350	450
1 Financing Corp.	9.800%	4/6/18	200	262
1 Financing Corp.	10.350%	8/3/18	250	336
1 Financing Corp.	9.700%	4/5/19	50	68
Hashemite Kingdom of Jordan	2.503%	10/30/20	175	178
NCUA Guaranteed Notes	3.000%	6/12/19	180	191
Private Export Funding Corp.	2.250%	12/15/17	25	26
Private Export Funding Corp.	1.875%	7/15/18	50	51
Private Export Funding Corp.	1.450%	8/15/19	100	98
Private Export Funding Corp.	2.050%	11/15/22	175	165
Private Export Funding Corp.	3.550%	1/15/24	75	79
State of Israel	5.500%	9/18/23	125	152
1 Tennessee Valley Authority	5.500%	7/18/17	125	143
1 Tennessee Valley Authority	1.750%	10/15/18	125	126
1 Tennessee Valley Authority	3.875%	2/15/21	225	247
1 Tennessee Valley Authority	1.875%	8/15/22	125	118

Ukraine Government AID Bonds	1.844%	5/16/19	200	201
				30,395
Total U.S. Government and Agency Obligations (Cost $377,098)				378,595
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
3 Vanguard Market Liquidity Fund (Cost $3,033)	0.112%		3,033,127	3,033

Total Investments (100.0%) (Cost $380,131)				381,628
Other Assets and Liabilities-Net (0.0%)				125
Net Assets (100%)				381,753

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	378,595	—
Temporary Cash Investments	3,033	—	—
Total	3,033	378,595	—

C. At May 31, 2014, the cost of investment securities for tax purposes was $380,131,000. Net unrealized appreciation of investment securities for tax purposes was $1,497,000, consisting of

Intermediate-Term Government Bond Index Fund

unrealized gains of $3,148,000 on securities that had risen in value since their purchase and $1,651,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (92.3%)
	United States Treasury Note/Bond	7.500%	11/15/24	1,275	1,871
	United States Treasury Note/Bond	7.625%	2/15/25	1,115	1,656
	United States Treasury Note/Bond	6.875%	8/15/25	1,123	1,600
	United States Treasury Note/Bond	6.000%	2/15/26	1,911	2,569
	United States Treasury Note/Bond	6.750%	8/15/26	1,125	1,611
	United States Treasury Note/Bond	6.500%	11/15/26	1,149	1,619
	United States Treasury Note/Bond	6.625%	2/15/27	983	1,402
	United States Treasury Note/Bond	6.375%	8/15/27	783	1,101
	United States Treasury Note/Bond	6.125%	11/15/27	2,445	3,378
	United States Treasury Note/Bond	5.500%	8/15/28	1,763	2,318
	United States Treasury Note/Bond	5.250%	11/15/28	1,844	2,372
	United States Treasury Note/Bond	5.250%	2/15/29	1,435	1,848
	United States Treasury Note/Bond	6.125%	8/15/29	1,464	2,052
	United States Treasury Note/Bond	6.250%	5/15/30	1,862	2,657
	United States Treasury Note/Bond	5.375%	2/15/31	3,800	5,009
	United States Treasury Note/Bond	4.500%	2/15/36	3,515	4,282
	United States Treasury Note/Bond	4.750%	2/15/37	960	1,211
	United States Treasury Note/Bond	5.000%	5/15/37	1,451	1,890
	United States Treasury Note/Bond	4.375%	2/15/38	1,884	2,257
	United States Treasury Note/Bond	4.500%	5/15/38	1,916	2,338
	United States Treasury Note/Bond	3.500%	2/15/39	3,074	3,218
	United States Treasury Note/Bond	4.250%	5/15/39	2,816	3,319
	United States Treasury Note/Bond	4.500%	8/15/39	3,045	3,724
	United States Treasury Note/Bond	4.375%	11/15/39	3,857	4,635
	United States Treasury Note/Bond	4.625%	2/15/40	6,217	7,758
	United States Treasury Note/Bond	4.375%	5/15/40	4,443	5,345
	United States Treasury Note/Bond	3.875%	8/15/40	4,278	4,761
	United States Treasury Note/Bond	4.250%	11/15/40	5,132	6,062
	United States Treasury Note/Bond	4.750%	2/15/41	4,223	5,382
	United States Treasury Note/Bond	4.375%	5/15/41	3,269	3,941
	United States Treasury Note/Bond	3.750%	8/15/41	4,180	4,554
	United States Treasury Note/Bond	3.125%	11/15/41	5,670	5,509
	United States Treasury Note/Bond	3.125%	2/15/42	3,926	3,808
	United States Treasury Note/Bond	3.000%	5/15/42	3,085	2,917
	United States Treasury Note/Bond	2.750%	8/15/42	8,115	7,273
	United States Treasury Note/Bond	2.750%	11/15/42	8,010	7,166
	United States Treasury Note/Bond	3.125%	2/15/43	11,550	11,148
	United States Treasury Note/Bond	2.875%	5/15/43	9,465	8,669
	United States Treasury Note/Bond	3.625%	8/15/43	11,260	11,925
	United States Treasury Note/Bond	3.750%	11/15/43	11,998	12,988
	United States Treasury Note/Bond	3.625%	2/15/44	6,865	7,266
	United States Treasury Note/Bond	3.375%	5/15/44	2,600	2,624
					179,033
Agency Bonds and Notes (6.7%)
1	Federal Home Loan Banks	5.500%	7/15/36	555	709
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	313	444
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	955	1,369
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,194	1,651

2 Federal National Mortgage Assn.	6.250%	5/15/29	450	610
2 Federal National Mortgage Assn.	7.125%	1/15/30	730	1,069
2 Federal National Mortgage Assn.	7.250%	5/15/30	1,015	1,505
2 Federal National Mortgage Assn.	6.625%	11/15/30	1,120	1,578
2 Federal National Mortgage Assn.	5.625%	7/15/37	275	361
Private Export Funding Corp.	2.450%	7/15/24	205	195
1 Tennessee Valley Authority	6.750%	11/1/25	430	573
1 Tennessee Valley Authority	7.125%	5/1/30	150	211
1 Tennessee Valley Authority	4.650%	6/15/35	75	83
1 Tennessee Valley Authority	5.880%	4/1/36	570	733
1 Tennessee Valley Authority	6.150%	1/15/38	165	219
1 Tennessee Valley Authority	5.500%	6/15/38	150	185
1 Tennessee Valley Authority	5.250%	9/15/39	547	655
1 Tennessee Valley Authority	3.500%	12/15/42	250	228
1 Tennessee Valley Authority	4.875%	1/15/48	95	105
1 Tennessee Valley Authority	5.375%	4/1/56	215	258
1 Tennessee Valley Authority	4.625%	9/15/60	250	262
				13,003
Total U.S. Government and Agency Obligations (Cost $189,782)				192,036
			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
3 Vanguard Market Liquidity Fund (Cost
$1,965)	0.112%		1,965,000	1,965

Total Investments (100.0%) (Cost $191,747)				194,001
Other Assets and Liabilities-Net (0.0%)				(59)
Net Assets (100%)				193,942
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Long-Term Government Bond Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

Investments	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	192,036	—
Temporary Cash Investments	1,965	—	—
Total	1,965	192,036	—

C. At May 31, 2014, the cost of investment securities for tax purposes was $191,747,000. Net unrealized appreciation of investment securities for tax purposes was $2,254,000, consisting of unrealized gains of $3,896,000 on securities that had risen in value since their purchase and $1,642,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Corporate Bonds (98.8%)
Finance (42.8%)
Banking (32.4%)
Abbey National Treasury Services plc	4.000%	4/27/16	8,375	8,866
Abbey National Treasury Services plc	1.375%	3/13/17	4,970	4,995
Abbey National Treasury Services plc	3.050%	8/23/18	6,095	6,378
American Express Bank FSB	6.000%	9/13/17	5,880	6,747
American Express Centurion Bank	0.875%	11/13/15	4,100	4,121
American Express Centurion Bank	5.950%	6/12/17	300	341
American Express Centurion Bank	6.000%	9/13/17	4,299	4,936
American Express Co.	5.500%	9/12/16	3,850	4,246
American Express Co.	6.150%	8/28/17	8,433	9,692
American Express Co.	7.000%	3/19/18	12,630	15,099
American Express Co.	1.550%	5/22/18	7,250	7,239
American Express Co.	8.125%	5/20/19	1,575	2,009
1 American Express Co.	6.800%	9/1/66	6,150	6,780
American Express Credit Corp.	1.750%	6/12/15	8,775	8,896
American Express Credit Corp.	2.750%	9/15/15	11,857	12,200
American Express Credit Corp.	1.300%	7/29/16	7,425	7,502
American Express Credit Corp.	2.800%	9/19/16	11,625	12,149
American Express Credit Corp.	2.375%	3/24/17	9,840	10,205
American Express Credit Corp.	2.125%	7/27/18	6,100	6,223
American Express Credit Corp.	2.125%	3/18/19	5,775	5,819
Associates Corp. of North America	6.950%	11/1/18	5,750	6,889
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	11,405	11,454
Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	750	755
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	6,625	6,712
Bancolombia SA	4.250%	1/12/16	1,500	1,567
Bank of America Corp.	4.750%	8/1/15	4,630	4,851
Bank of America Corp.	7.750%	8/15/15	1,000	1,079
Bank of America Corp.	3.700%	9/1/15	10,950	11,354
Bank of America Corp.	1.500%	10/9/15	11,275	11,392
Bank of America Corp.	5.250%	12/1/15	4,630	4,923
Bank of America Corp.	1.250%	1/11/16	6,859	6,907
Bank of America Corp.	3.625%	3/17/16	11,053	11,587
Bank of America Corp.	3.750%	7/12/16	15,500	16,355
Bank of America Corp.	6.500%	8/1/16	15,950	17,759
Bank of America Corp.	5.750%	8/15/16	4,200	4,591
Bank of America Corp.	7.800%	9/15/16	3,400	3,884
Bank of America Corp.	5.625%	10/14/16	7,275	8,014
Bank of America Corp.	1.350%	11/21/16	3,375	3,390
Bank of America Corp.	5.420%	3/15/17	5,869	6,451
Bank of America Corp.	3.875%	3/22/17	11,450	12,239
Bank of America Corp.	6.000%	9/1/17	10,705	12,151
Bank of America Corp.	5.750%	12/1/17	14,800	16,771
Bank of America Corp.	2.000%	1/11/18	20,275	20,388
Bank of America Corp.	5.650%	5/1/18	24,000	27,288
Bank of America Corp.	2.600%	1/15/19	25,750	26,087
Bank of America Corp.	2.650%	4/1/19	14,890	15,114
Bank of America NA	1.125%	11/14/16	7,900	7,912
Bank of America NA	1.250%	2/14/17	5,350	5,347

Bank of America NA	5.300%	3/15/17	13,250	14,605
Bank of America NA	6.100%	6/15/17	3,595	4,057
Bank of Montreal	0.800%	11/6/15	7,415	7,459
Bank of Montreal	1.300%	7/15/16	6,325	6,408
Bank of Montreal	2.500%	1/11/17	9,824	10,224
Bank of Montreal	1.400%	9/11/17	5,035	5,051
Bank of Montreal	1.450%	4/9/18	5,349	5,327
Bank of Montreal	2.375%	1/25/19	7,400	7,553
Bank of New York Mellon Corp.	2.950%	6/18/15	7,207	7,398
Bank of New York Mellon Corp.	0.700%	10/23/15	6,000	6,020
Bank of New York Mellon Corp.	2.500%	1/15/16	1,875	1,934
Bank of New York Mellon Corp.	0.700%	3/4/16	1,008	1,011
Bank of New York Mellon Corp.	2.300%	7/28/16	11,440	11,822
Bank of New York Mellon Corp.	2.400%	1/17/17	3,425	3,547
Bank of New York Mellon Corp.	1.969%	6/20/17	1,550	1,589
Bank of New York Mellon Corp.	1.350%	3/6/18	7,050	7,004
Bank of New York Mellon Corp.	2.100%	8/1/18	1,500	1,520
Bank of New York Mellon Corp.	2.100%	1/15/19	1,500	1,509
Bank of New York Mellon Corp.	2.200%	3/4/19	2,525	2,551
Bank of New York Mellon Corp.	5.450%	5/15/19	7,075	8,162
Bank of Nova Scotia	2.050%	10/7/15	6,800	6,947
Bank of Nova Scotia	0.750%	10/9/15	9,550	9,592
Bank of Nova Scotia	0.950%	3/15/16	3,890	3,919
Bank of Nova Scotia	2.900%	3/29/16	6,700	6,986
Bank of Nova Scotia	1.375%	7/15/16	3,903	3,959
Bank of Nova Scotia	1.100%	12/13/16	4,505	4,530
Bank of Nova Scotia	2.550%	1/12/17	4,915	5,122
Bank of Nova Scotia	1.250%	4/11/17	5,000	5,030
Bank of Nova Scotia	1.375%	12/18/17	10,200	10,183
Bank of Nova Scotia	1.450%	4/25/18	6,050	6,009
Bank of Nova Scotia	2.050%	10/30/18	7,475	7,548
Bank of Nova Scotia	2.050%	6/5/19	5,600	5,587
Barclays Bank plc	5.000%	9/22/16	8,275	9,042
Barclays Bank plc	2.500%	2/20/19	12,075	12,264
Barclays Bank plc	6.750%	5/22/19	11,504	13,942
BB&T Corp.	5.200%	12/23/15	5,315	5,676
BB&T Corp.	3.200%	3/15/16	4,425	4,614
BB&T Corp.	3.950%	4/29/16	2,100	2,230
BB&T Corp.	2.150%	3/22/17	6,150	6,314
BB&T Corp.	4.900%	6/30/17	2,575	2,821
BB&T Corp.	1.600%	8/15/17	8,380	8,475
BB&T Corp.	1.450%	1/12/18	2,870	2,861
BB&T Corp.	2.050%	6/19/18	4,009	4,057
BB&T Corp.	2.250%	2/1/19	3,150	3,195
BB&T Corp.	6.850%	4/30/19	2,650	3,224
BBVA US Senior SAU	4.664%	10/9/15	13,850	14,501
Bear Stearns Cos. LLC	5.300%	10/30/15	4,700	5,005
Bear Stearns Cos. LLC	5.550%	1/22/17	9,000	9,960
Bear Stearns Cos. LLC	6.400%	10/2/17	12,925	14,960
Bear Stearns Cos. LLC	7.250%	2/1/18	17,600	21,016
Bear Stearns Cos. LLC	4.650%	7/2/18	500	553
BNP Paribas SA	3.600%	2/23/16	10,750	11,258
BNP Paribas SA	1.250%	12/12/16	5,125	5,140
BNP Paribas SA	2.375%	9/14/17	15,136	15,549
BNP Paribas SA	2.700%	8/20/18	11,299	11,571
BNP Paribas SA	2.400%	12/12/18	8,200	8,292
BNP Paribas SA	2.450%	3/17/19	6,475	6,513

BPCE SA	1.625%	2/10/17	5,000	5,046
BPCE SA	2.500%	12/10/18	7,650	7,768
Branch Banking & Trust Co.	1.450%	10/3/16	3,700	3,750
Branch Banking & Trust Co.	1.050%	12/1/16	1,675	1,681
Branch Banking & Trust Co.	1.000%	4/3/17	3,000	2,990
Branch Banking & Trust Co.	2.300%	10/15/18	6,100	6,223
Canadian Imperial Bank of Commerce	0.900%	10/1/15	10,685	10,752
Canadian Imperial Bank of Commerce	2.350%	12/11/15	7,820	8,058
Canadian Imperial Bank of Commerce	1.350%	7/18/16	2,800	2,844
Canadian Imperial Bank of Commerce	1.550%	1/23/18	1,400	1,403
Capital One Bank USA NA	1.150%	11/21/16	4,200	4,212
Capital One Bank USA NA	2.150%	11/21/18	2,700	2,720
Capital One Bank USA NA	2.250%	2/13/19	10,000	10,071
Capital One Financial Corp.	5.500%	6/1/15	800	839
Capital One Financial Corp.	1.000%	11/6/15	4,500	4,517
Capital One Financial Corp.	3.150%	7/15/16	4,975	5,202
Capital One Financial Corp.	6.150%	9/1/16	8,700	9,657
Capital One Financial Corp.	6.750%	9/15/17	4,600	5,358
Capital One Financial Corp.	2.450%	4/24/19	2,500	2,525
Capital One NA	1.500%	3/22/18	1,775	1,761
Citigroup Inc.	2.250%	8/7/15	7,500	7,636
Citigroup Inc.	4.587%	12/15/15	12,207	12,910
Citigroup Inc.	5.300%	1/7/16	5,392	5,768
Citigroup Inc.	1.250%	1/15/16	14,446	14,524
Citigroup Inc.	1.300%	4/1/16	7,455	7,495
Citigroup Inc.	3.953%	6/15/16	12,565	13,287
Citigroup Inc.	1.700%	7/25/16	11,875	12,025
Citigroup Inc.	5.850%	8/2/16	505	555
Citigroup Inc.	1.300%	11/15/16	8,875	8,904
Citigroup Inc.	4.450%	1/10/17	13,850	14,955
Citigroup Inc.	5.500%	2/15/17	9,499	10,489
Citigroup Inc.	1.350%	3/10/17	5,600	5,597
Citigroup Inc.	6.000%	8/15/17	9,151	10,374
Citigroup Inc.	6.125%	11/21/17	22,232	25,424
Citigroup Inc.	1.750%	5/1/18	9,815	9,753
Citigroup Inc.	6.125%	5/15/18	12,044	13,926
Citigroup Inc.	2.500%	9/26/18	6,950	7,105
Citigroup Inc.	2.550%	4/8/19	11,500	11,616
Citigroup Inc.	8.500%	5/22/19	11,333	14,509
Comerica Bank	5.750%	11/21/16	4,875	5,422
Comerica Bank	5.200%	8/22/17	1,675	1,864
Comerica Inc.	4.800%	5/1/15	1,500	1,556
Comerica Inc.	3.000%	9/16/15	3,375	3,482
Comerica Inc.	2.125%	5/23/19	2,000	2,005
Commonwealth Bank of Australia	1.250%	9/18/15	4,425	4,469
Commonwealth Bank of Australia	1.900%	9/18/17	8,850	9,004
Commonwealth Bank of Australia	2.500%	9/20/18	8,603	8,851
Commonwealth Bank of Australia	2.250%	3/13/19	8,600	8,706
Compass Bank	6.400%	10/1/17	1,730	1,911
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	7,625	7,805
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	13,300	14,110
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	11,000	11,011
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	10,000	10,114

Corpbanca SA	3.125%	1/15/18	1,700	1,702
Countrywide Financial Corp.	6.250%	5/15/16	5,941	6,508
Credit Suisse	1.375%	5/26/17	9,225	9,246
Credit Suisse	6.000%	2/15/18	9,575	10,956
Credit Suisse	2.300%	5/28/19	6,225	6,243
Credit Suisse USA Inc.	5.125%	8/15/15	7,514	7,920
Credit Suisse USA Inc.	5.375%	3/2/16	4,725	5,104
Credit Suisse USA Inc.	5.850%	8/16/16	2,600	2,877
Deutsche Bank AG	3.250%	1/11/16	11,160	11,612
Deutsche Bank AG	1.400%	2/13/17	5,775	5,810
Deutsche Bank AG	1.350%	5/30/17	5,975	5,979
Deutsche Bank AG	6.000%	9/1/17	17,965	20,514
Deutsche Bank AG	2.500%	2/13/19	13,160	13,371
Discover Bank	2.000%	2/21/18	4,575	4,605
Discover Financial Services	6.450%	6/12/17	2,175	2,478
Fifth Third Bancorp	3.625%	1/25/16	8,436	8,832
Fifth Third Bancorp	5.450%	1/15/17	1,755	1,936
Fifth Third Bancorp	4.500%	6/1/18	1,875	2,053
Fifth Third Bank	0.900%	2/26/16	1,250	1,255
Fifth Third Bank	1.150%	11/18/16	7,975	8,005
Fifth Third Bank	1.350%	6/1/17	5,000	5,010
Fifth Third Bank	1.450%	2/28/18	2,500	2,480
Fifth Third Bank	2.375%	4/25/19	4,850	4,904
First Horizon National Corp.	5.375%	12/15/15	2,525	2,678
Goldman Sachs Group Inc.	3.700%	8/1/15	13,025	13,470
Goldman Sachs Group Inc.	1.600%	11/23/15	13,925	14,114
Goldman Sachs Group Inc.	5.350%	1/15/16	14,675	15,672
Goldman Sachs Group Inc.	3.625%	2/7/16	23,588	24,649
Goldman Sachs Group Inc.	5.750%	10/1/16	11,875	13,115
Goldman Sachs Group Inc.	5.625%	1/15/17	11,000	12,156
Goldman Sachs Group Inc.	6.250%	9/1/17	14,275	16,311
Goldman Sachs Group Inc.	5.950%	1/18/18	17,009	19,371
Goldman Sachs Group Inc.	2.375%	1/22/18	14,200	14,436
Goldman Sachs Group Inc.	6.150%	4/1/18	24,072	27,695
Goldman Sachs Group Inc.	2.900%	7/19/18	18,650	19,252
Goldman Sachs Group Inc.	2.625%	1/31/19	17,000	17,197
Goldman Sachs Group Inc.	7.500%	2/15/19	16,852	20,632
HSBC Bank USA NA	6.000%	8/9/17	4,050	4,579
HSBC USA Inc.	1.625%	1/16/18	11,000	11,022
HSBC USA Inc.	2.625%	9/24/18	925	957
Huntington Bancshares Inc.	2.600%	8/2/18	2,050	2,092
Huntington National Bank	1.350%	8/2/16	1,500	1,512
Huntington National Bank	1.300%	11/20/16	2,375	2,390
Huntington National Bank	1.375%	4/24/17	1,000	1,004
Huntington National Bank	2.200%	4/1/19	5,550	5,560
Intesa Sanpaolo SPA	3.125%	1/15/16	9,375	9,609
Intesa Sanpaolo SPA	2.375%	1/13/17	5,025	5,095
Intesa Sanpaolo SPA	3.875%	1/16/18	13,300	14,028
Intesa Sanpaolo SPA	3.875%	1/15/19	10,650	11,147
JPMorgan Chase & Co.	3.400%	6/24/15	7,300	7,514
JPMorgan Chase & Co.	5.150%	10/1/15	6,849	7,237
JPMorgan Chase & Co.	1.100%	10/15/15	14,325	14,408
JPMorgan Chase & Co.	2.600%	1/15/16	4,175	4,294
JPMorgan Chase & Co.	1.125%	2/26/16	7,550	7,593
JPMorgan Chase & Co.	3.450%	3/1/16	18,595	19,438
JPMorgan Chase & Co.	3.150%	7/5/16	24,975	26,101
JPMorgan Chase & Co.	1.350%	2/15/17	9,350	9,392

JPMorgan Chase & Co.	6.125%	6/27/17	3,650	4,129
JPMorgan Chase & Co.	2.000%	8/15/17	15,203	15,464
JPMorgan Chase & Co.	6.000%	1/15/18	24,551	28,190
JPMorgan Chase & Co.	1.800%	1/25/18	8,050	8,084
JPMorgan Chase & Co.	1.625%	5/15/18	16,125	16,006
JPMorgan Chase & Co.	2.350%	1/28/19	16,275	16,491
JPMorgan Chase & Co.	6.300%	4/23/19	18,875	22,356
JPMorgan Chase Bank NA	6.000%	7/5/17	200	227
JPMorgan Chase Bank NA	6.000%	10/1/17	16,935	19,298
KeyBank NA	4.950%	9/15/15	1,000	1,051
KeyBank NA	5.450%	3/3/16	4,500	4,856
KeyBank NA	1.100%	11/25/16	1,000	1,004
KeyBank NA	1.650%	2/1/18	5,250	5,258
KeyCorp	3.750%	8/13/15	5,125	5,316
KeyCorp	2.300%	12/13/18	5,925	6,004
Lloyds Bank plc	4.875%	1/21/16	7,500	8,001
Lloyds Bank plc	4.200%	3/28/17	3,350	3,625
Lloyds Bank plc	2.300%	11/27/18	4,500	4,579
Manufacturers & Traders Trust Co.	6.625%	12/4/17	3,915	4,559
Manufacturers & Traders Trust Co.	1.450%	3/7/18	2,150	2,137
Manufacturers & Traders Trust Co.	2.300%	1/30/19	7,250	7,337
1 Manufacturers & Traders Trust Co.	5.585%	12/28/20	1,500	1,540
MBNA Corp.	5.000%	6/15/15	2,800	2,922
Merrill Lynch & Co. Inc.	5.300%	9/30/15	754	799
Merrill Lynch & Co. Inc.	6.050%	5/16/16	12,825	14,007
Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,560	6,167
Merrill Lynch & Co. Inc.	6.400%	8/28/17	17,960	20,587
Merrill Lynch & Co. Inc.	6.875%	4/25/18	29,800	35,251
Merrill Lynch & Co. Inc.	6.875%	11/15/18	6,111	7,307
Morgan Stanley	4.000%	7/24/15	10,550	10,950
Morgan Stanley	5.375%	10/15/15	13,550	14,412
Morgan Stanley	3.450%	11/2/15	5,650	5,868
Morgan Stanley	1.750%	2/25/16	12,231	12,417
Morgan Stanley	3.800%	4/29/16	14,300	15,077
Morgan Stanley	5.750%	10/18/16	9,575	10,593
Morgan Stanley	5.450%	1/9/17	13,275	14,660
Morgan Stanley	4.750%	3/22/17	10,575	11,542
Morgan Stanley	5.550%	4/27/17	9,255	10,322
Morgan Stanley	6.250%	8/28/17	8,225	9,406
Morgan Stanley	5.950%	12/28/17	14,875	16,955
Morgan Stanley	6.625%	4/1/18	19,100	22,345
Morgan Stanley	2.125%	4/25/18	10,925	11,029
Morgan Stanley	2.500%	1/24/19	6,100	6,186
Morgan Stanley	7.300%	5/13/19	12,740	15,520
Murray Street Investment Trust I	4.647%	3/9/17	11,125	12,057
National Australia Bank Ltd.	1.600%	8/7/15	7,825	7,926
National Australia Bank Ltd.	0.900%	1/20/16	4,025	4,043
National Australia Bank Ltd.	1.300%	7/25/16	2,000	2,026
National Australia Bank Ltd.	2.750%	3/9/17	6,750	7,045
National Australia Bank Ltd.	2.300%	7/25/18	5,675	5,783
National Bank of Canada	1.500%	6/26/15	1,875	1,896
National Bank of Canada	1.450%	11/7/17	6,650	6,627
National City Bank	5.800%	6/7/17	500	565
National City Corp.	6.875%	5/15/19	3,200	3,838
PNC Bank NA	0.800%	1/28/16	5,050	5,067
PNC Bank NA	1.300%	10/3/16	1,700	1,718
PNC Bank NA	1.150%	11/1/16	8,250	8,310

PNC Bank NA	5.250%	1/15/17	3,000	3,304
PNC Bank NA	1.125%	1/27/17	2,500	2,511
PNC Bank NA	4.875%	9/21/17	2,225	2,461
PNC Bank NA	6.000%	12/7/17	3,340	3,826
PNC Bank NA	2.200%	1/28/19	4,550	4,607
PNC Funding Corp.	4.250%	9/21/15	8,005	8,372
PNC Funding Corp.	5.250%	11/15/15	5,900	6,279
PNC Funding Corp.	2.700%	9/19/16	9,650	10,054
PNC Funding Corp.	5.625%	2/1/17	1,950	2,164
Regions Financial Corp.	5.750%	6/15/15	3,000	3,143
Regions Financial Corp.	2.000%	5/15/18	4,775	4,754
Royal Bank of Canada	0.800%	10/30/15	8,164	8,209
Royal Bank of Canada	2.625%	12/15/15	8,275	8,555
Royal Bank of Canada	0.850%	3/8/16	9,100	9,143
Royal Bank of Canada	2.875%	4/19/16	6,575	6,866
Royal Bank of Canada	2.300%	7/20/16	7,125	7,371
Royal Bank of Canada	1.450%	9/9/16	3,200	3,253
Royal Bank of Canada	1.200%	1/23/17	9,900	9,961
Royal Bank of Canada	1.500%	1/16/18	8,300	8,324
Royal Bank of Canada	2.200%	7/27/18	10,000	10,236
Royal Bank of Canada	2.150%	3/15/19	6,200	6,273
Royal Bank of Scotland Group plc	2.550%	9/18/15	11,100	11,333
Royal Bank of Scotland Group plc	1.875%	3/31/17	4,800	4,839
Royal Bank of Scotland plc	3.950%	9/21/15	7,454	7,752
Royal Bank of Scotland plc	4.375%	3/16/16	7,900	8,383
Santander Bank NA	8.750%	5/30/18	2,425	2,955
Santander Holdings USA Inc.	3.000%	9/24/15	2,525	2,596
Santander Holdings USA Inc.	4.625%	4/19/16	2,725	2,906
Santander Holdings USA Inc.	3.450%	8/27/18	4,000	4,200
Societe Generale SA	2.750%	10/12/17	9,250	9,587
Societe Generale SA	2.625%	10/1/18	2,900	2,952
State Street Bank & Trust Co.	5.250%	10/15/18	225	256
State Street Corp.	2.875%	3/7/16	8,025	8,361
State Street Corp.	4.956%	3/15/18	4,800	5,287
State Street Corp.	1.350%	5/15/18	5,950	5,898
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	3,950	3,988
Sumitomo Mitsui Banking Corp.	0.900%	1/18/16	3,075	3,080
Sumitomo Mitsui Banking Corp.	1.450%	7/19/16	4,050	4,088
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	600	603
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	6,775	6,872
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	4,400	4,377
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	2,225	2,288
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	8,175	8,339
SunTrust Bank	1.350%	2/15/17	4,775	4,797
SunTrust Bank	7.250%	3/15/18	2,250	2,654
SunTrust Banks Inc.	3.600%	4/15/16	8,975	9,409
SunTrust Banks Inc.	3.500%	1/20/17	2,450	2,591
SunTrust Banks Inc.	6.000%	9/11/17	1,600	1,822
SunTrust Banks Inc.	2.350%	11/1/18	3,625	3,675
SunTrust Banks Inc.	2.500%	5/1/19	3,600	3,642
Svenska Handelsbanken AB	3.125%	7/12/16	7,825	8,213
Svenska Handelsbanken AB	2.875%	4/4/17	5,475	5,730
Svenska Handelsbanken AB	1.625%	3/21/18	6,550	6,531
Svenska Handelsbanken AB	2.500%	1/25/19	8,175	8,371
Toronto-Dominion Bank	2.500%	7/14/16	11,410	11,854
Toronto-Dominion Bank	2.375%	10/19/16	12,685	13,162
Toronto-Dominion Bank	1.125%	5/2/17	3,450	3,455

Toronto-Dominion Bank	1.400%	4/30/18	9,400	9,329
Toronto-Dominion Bank	2.625%	9/10/18	7,725	8,015
UBS AG	7.000%	10/15/15	1,400	1,515
UBS AG	5.875%	7/15/16	9,850	10,816
UBS AG	7.375%	6/15/17	200	230
UBS AG	5.875%	12/20/17	15,400	17,615
UBS AG	5.750%	4/25/18	10,475	12,032
Union Bank NA	5.950%	5/11/16	3,550	3,897
Union Bank NA	1.500%	9/26/16	4,750	4,824
Union Bank NA	2.125%	6/16/17	5,925	6,065
Union Bank NA	2.625%	9/26/18	7,450	7,642
Union Bank NA	2.250%	5/6/19	2,700	2,714
US Bancorp	2.450%	7/27/15	4,375	4,476
US Bancorp	3.442%	2/1/16	3,750	3,920
US Bancorp	2.200%	11/15/16	13,125	13,556
US Bancorp	1.650%	5/15/17	9,225	9,292
US Bancorp	1.950%	11/15/18	2,950	2,966
US Bancorp	2.200%	4/25/19	3,500	3,539
US Bank NA	1.100%	1/30/17	4,150	4,170
1 US Bank NA	3.778%	4/29/20	1,250	1,281
Vesey Street Investment Trust I	4.404%	9/1/16	1,375	1,470
Wachovia Bank NA	5.000%	8/15/15	650	684
Wachovia Bank NA	5.600%	3/15/16	2,323	2,520
Wachovia Bank NA	6.000%	11/15/17	9,400	10,813
Wachovia Corp.	5.625%	10/15/16	8,250	9,122
Wachovia Corp.	5.750%	6/15/17	13,925	15,797
Wachovia Corp.	5.750%	2/1/18	12,000	13,745
Wells Fargo & Co.	1.500%	7/1/15	3,618	3,659
Wells Fargo & Co.	3.676%	6/15/16	18,380	19,446
Wells Fargo & Co.	1.250%	7/20/16	10,650	10,753
Wells Fargo & Co.	5.125%	9/15/16	4,212	4,590
Wells Fargo & Co.	2.625%	12/15/16	9,900	10,316
Wells Fargo & Co.	2.100%	5/8/17	9,500	9,771
Wells Fargo & Co.	1.150%	6/2/17	6,000	5,998
Wells Fargo & Co.	5.625%	12/11/17	17,726	20,205
Wells Fargo & Co.	1.500%	1/16/18	13,675	13,642
Wells Fargo & Co.	2.150%	1/15/19	8,000	8,081
Wells Fargo & Co.	2.125%	4/22/19	11,000	11,039
Wells Fargo Bank NA	5.750%	5/16/16	4,150	4,535
Westpac Banking Corp.	3.000%	8/4/15	9,460	9,744
Westpac Banking Corp.	1.125%	9/25/15	5,100	5,146
Westpac Banking Corp.	3.000%	12/9/15	3,350	3,473
Westpac Banking Corp.	0.950%	1/12/16	5,475	5,515
Westpac Banking Corp.	1.050%	11/25/16	7,200	7,217
Westpac Banking Corp.	1.200%	5/19/17	8,300	8,312
Westpac Banking Corp.	2.000%	8/14/17	7,264	7,427
Westpac Banking Corp.	1.600%	1/12/18	5,250	5,265
Westpac Banking Corp.	2.250%	7/30/18	7,100	7,233
Westpac Banking Corp.	2.250%	1/17/19	8,525	8,634
Zions Bancorporation	4.500%	3/27/17	2,225	2,371

Brokerage (0.7%)
Ameriprise Financial Inc.	5.650%	11/15/15	4,900	5,251
1 Ameriprise Financial Inc.	7.518%	6/1/66	1,200	1,330
BlackRock Inc.	1.375%	6/1/15	3,355	3,391
BlackRock Inc.	6.250%	9/15/17	5,150	5,952
Charles Schwab Corp.	0.850%	12/4/15	1,200	1,205

Charles Schwab Corp.	2.200%	7/25/18	2,175	2,214
Eaton Vance Corp.	6.500%	10/2/17	409	471
Franklin Resources Inc.	1.375%	9/15/17	3,050	3,057
Jefferies Group LLC	3.875%	11/9/15	1,900	1,974
Jefferies Group LLC	5.500%	3/15/16	2,000	2,145
Jefferies Group LLC	5.125%	4/13/18	5,492	6,023
Lazard Group LLC	6.850%	6/15/17	2,600	2,974
Legg Mason Inc.	5.500%	5/21/19	3,175	3,586
Leucadia National Corp.	8.125%	9/15/15	1,969	2,138
Nomura Holdings Inc.	4.125%	1/19/16	9,043	9,458
Nomura Holdings Inc.	2.000%	9/13/16	7,275	7,398
Nomura Holdings Inc.	2.750%	3/19/19	6,250	6,332
Raymond James Financial Inc.	4.250%	4/15/16	300	318

Finance Companies (3.2%)
Air Lease Corp.	4.500%	1/15/16	1,000	1,051
Air Lease Corp.	5.625%	4/1/17	11,025	12,141
Air Lease Corp.	3.375%	1/15/19	2,925	3,002
Ares Capital Corp.	4.875%	11/30/18	6,100	6,438
Fifth Street Finance Corp.	4.875%	3/1/19	1,750	1,823
GATX Corp.	4.750%	5/15/15	170	176
GATX Corp.	3.500%	7/15/16	2,000	2,105
GATX Corp.	1.250%	3/4/17	4,000	3,995
1 GE Capital Trust I	6.375%	11/15/67	5,975	6,617
General Electric Capital Corp.	3.500%	6/29/15	500	517
General Electric Capital Corp.	1.625%	7/2/15	13,050	13,209
General Electric Capital Corp.	4.375%	9/21/15	2,650	2,785
General Electric Capital Corp.	2.250%	11/9/15	14,525	14,901
General Electric Capital Corp.	1.000%	12/11/15	9,161	9,241
General Electric Capital Corp.	1.000%	1/8/16	10,950	11,031
General Electric Capital Corp.	5.000%	1/8/16	10,090	10,803
General Electric Capital Corp.	2.950%	5/9/16	10,475	10,936
General Electric Capital Corp.	1.500%	7/12/16	5,775	5,869
General Electric Capital Corp.	3.350%	10/17/16	7,750	8,203
General Electric Capital Corp.	5.375%	10/20/16	1,300	1,438
General Electric Capital Corp.	2.900%	1/9/17	9,800	10,277
General Electric Capital Corp.	5.400%	2/15/17	6,630	7,388
General Electric Capital Corp.	2.450%	3/15/17	3,500	3,629
General Electric Capital Corp.	2.300%	4/27/17	13,215	13,655
General Electric Capital Corp.	1.250%	5/15/17	5,000	5,023
General Electric Capital Corp.	5.625%	9/15/17	19,040	21,585
General Electric Capital Corp.	1.600%	11/20/17	9,000	9,076
General Electric Capital Corp.	1.625%	4/2/18	4,625	4,643
General Electric Capital Corp.	5.625%	5/1/18	21,625	24,822
General Electric Capital Corp.	2.300%	1/14/19	8,350	8,512
1 General Electric Capital Corp.	6.375%	11/15/67	8,175	9,074
1 HSBC Finance Capital Trust IX	5.911%	11/30/35	8,300	8,653
HSBC Finance Corp.	5.250%	4/15/15	2,238	2,329
HSBC Finance Corp.	5.000%	6/30/15	8,895	9,302
HSBC Finance Corp.	5.500%	1/19/16	8,587	9,241
2 International Lease Finance Corp.	6.750%	9/1/16	8,270	9,138
2 International Lease Finance Corp.	7.125%	9/1/18	7,750	8,971

Insurance (4.3%)
ACE INA Holdings Inc.	2.600%	11/23/15	5,290	5,447
ACE INA Holdings Inc.	5.700%	2/15/17	400	448
ACE INA Holdings Inc.	5.800%	3/15/18	2,500	2,871

Aegon NV	4.625%	12/1/15	3,275	3,446
Aetna Inc.	1.750%	5/15/17	600	609
Aetna Inc.	1.500%	11/15/17	2,125	2,135
Aetna Inc.	6.500%	9/15/18	2,225	2,639
Aetna Inc.	2.200%	3/15/19	5,000	5,032
Aflac Inc.	3.450%	8/15/15	2,500	2,590
Aflac Inc.	2.650%	2/15/17	4,725	4,923
Aflac Inc.	8.500%	5/15/19	3,425	4,435
Allied World Assurance Co. Ltd.	7.500%	8/1/16	2,777	3,140
1 Allstate Corp.	6.125%	5/15/67	4,409	4,707
American International Group Inc.	2.375%	8/24/15	700	714
American International Group Inc.	5.050%	10/1/15	5,442	5,765
American International Group Inc.	4.875%	9/15/16	5,650	6,141
American International Group Inc.	5.600%	10/18/16	3,725	4,114
American International Group Inc.	3.800%	3/22/17	7,675	8,236
American International Group Inc.	5.450%	5/18/17	6,975	7,805
American International Group Inc.	5.850%	1/16/18	14,175	16,220
American International Group Inc.	8.250%	8/15/18	16,522	20,644
Aon Corp.	3.500%	9/30/15	4,175	4,330
Aon Corp.	3.125%	5/27/16	2,220	2,318
Assurant Inc.	2.500%	3/15/18	1,200	1,210
AXIS Specialty Finance plc	2.650%	4/1/19	1,400	1,418
Berkshire Hathaway Finance Corp.	0.950%	8/15/16	2,850	2,871
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	9,975	10,140
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	3,200	3,183
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	9,500	10,880
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	5,425	5,540
Berkshire Hathaway Inc.	0.800%	2/11/16	1,825	1,837
Berkshire Hathaway Inc.	2.200%	8/15/16	2,100	2,169
Berkshire Hathaway Inc.	1.900%	1/31/17	8,500	8,727
Berkshire Hathaway Inc.	1.550%	2/9/18	5,075	5,091
Chubb Corp.	5.750%	5/15/18	1,425	1,644
1 Chubb Corp.	6.375%	3/29/67	6,200	6,890
Cigna Corp.	2.750%	11/15/16	6,998	7,296
Cigna Corp.	8.500%	5/1/19	1,425	1,832
CNA Financial Corp.	6.500%	8/15/16	2,800	3,137
Coventry Health Care Inc.	5.950%	3/15/17	4,050	4,570
Genworth Holdings Inc.	8.625%	12/15/16	3,175	3,734
Genworth Holdings Inc.	6.515%	5/22/18	2,132	2,480
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,025	2,250
Hartford Financial Services Group Inc.	4.000%	10/15/17	500	541
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,353	3,902
Hartford Financial Services Group Inc.	6.000%	1/15/19	2,308	2,686
Humana Inc.	6.450%	6/1/16	1,275	1,410
Humana Inc.	7.200%	6/15/18	3,850	4,602
Humana Inc.	6.300%	8/1/18	785	913
Kemper Corp.	6.000%	11/30/15	200	214
Kemper Corp.	6.000%	5/15/17	3,425	3,757
Lincoln National Corp.	4.300%	6/15/15	400	414
1 Lincoln National Corp.	7.000%	5/17/66	5,375	5,617
1 Lincoln National Corp.	6.050%	4/20/67	5,500	5,569
Loews Corp.	5.250%	3/15/16	2,525	2,725
Manulife Financial Corp.	3.400%	9/17/15	6,125	6,345
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,450	1,487
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	1,150	1,178
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	3,100	4,074
MetLife Inc.	5.000%	6/15/15	3,775	3,950

MetLife Inc.	6.750%	6/1/16	5,697	6,365
MetLife Inc.	1.756%	12/15/17	6,075	6,146
MetLife Inc.	6.817%	8/15/18	5,750	6,901
MetLife Inc.	7.717%	2/15/19	5,870	7,353
2 Metropolitan Life Global Funding I	5.125%	6/10/14	100	100
Principal Financial Group Inc.	1.850%	11/15/17	1,625	1,638
Principal Financial Group Inc.	8.875%	5/15/19	2,075	2,693
1 Progressive Corp.	6.700%	6/15/67	4,117	4,570
Prudential Financial Inc.	4.750%	9/17/15	6,418	6,760
Prudential Financial Inc.	5.500%	3/15/16	1,725	1,867
Prudential Financial Inc.	3.000%	5/12/16	4,200	4,380
Prudential Financial Inc.	6.000%	12/1/17	5,425	6,233
Prudential Financial Inc.	2.300%	8/15/18	1,875	1,910
1 Prudential Financial Inc.	8.875%	6/15/68	4,605	5,641
Reinsurance Group of America Inc.	5.625%	3/15/17	1,500	1,649
1 Reinsurance Group of America Inc.	6.750%	12/15/65	2,900	2,951
1 StanCorp Financial Group Inc.	6.900%	6/1/67	1,495	1,551
Torchmark Corp.	6.375%	6/15/16	1,500	1,658
Transatlantic Holdings Inc.	5.750%	12/14/15	2,825	3,032
Travelers Cos. Inc.	5.500%	12/1/15	1,840	1,976
Travelers Cos. Inc.	6.250%	6/20/16	1,990	2,213
Travelers Cos. Inc.	5.750%	12/15/17	2,200	2,525
Travelers Cos. Inc.	5.800%	5/15/18	3,650	4,213
UnitedHealth Group Inc.	0.850%	10/15/15	4,950	4,978
UnitedHealth Group Inc.	5.375%	3/15/16	2,600	2,820
UnitedHealth Group Inc.	1.875%	11/15/16	2,625	2,697
UnitedHealth Group Inc.	1.400%	10/15/17	5,100	5,132
UnitedHealth Group Inc.	6.000%	2/15/18	7,634	8,838
UnitedHealth Group Inc.	1.625%	3/15/19	850	841
Unum Group	7.125%	9/30/16	1,445	1,647
Voya Financial Inc.	2.900%	2/15/18	6,000	6,229
WellPoint Inc.	1.250%	9/10/15	4,600	4,643
WellPoint Inc.	5.250%	1/15/16	5,250	5,631
WellPoint Inc.	2.375%	2/15/17	3,000	3,091
WellPoint Inc.	5.875%	6/15/17	4,700	5,300
WellPoint Inc.	1.875%	1/15/18	3,125	3,151
WellPoint Inc.	2.300%	7/15/18	1,000	1,018
Willis Group Holdings plc	4.125%	3/15/16	3,550	3,725
Willis North America Inc.	6.200%	3/28/17	245	271
XLIT Ltd.	2.300%	12/15/18	850	857

Other Finance (0.1%)
IntercontinentalExchange Group Inc.	2.500%	10/15/18	3,525	3,606
NASDAQ OMX Group Inc.	5.250%	1/16/18	500	552
NYSE Euronext	2.000%	10/5/17	3,850	3,934
ORIX Corp.	5.000%	1/12/16	1,775	1,885
ORIX Corp.	3.750%	3/9/17	1,950	2,046
XTRA Finance Corp.	5.150%	4/1/17	1,600	1,769

Real Estate Investment Trusts (2.1%)
2 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	7,200	7,236
2 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	5,500	5,550
Arden Realty LP	5.250%	3/1/15	3,925	4,016
AvalonBay Communities Inc.	5.750%	9/15/16	500	555
AvalonBay Communities Inc.	5.700%	3/15/17	1,335	1,502

BioMed Realty LP	3.850%	4/15/16	1,960	2,058
BioMed Realty LP	2.625%	5/1/19	2,000	2,013
Boston Properties LP	3.700%	11/15/18	4,415	4,712
Brandywine Operating Partnership LP	5.700%	5/1/17	5,900	6,480
Brandywine Operating Partnership LP	4.950%	4/15/18	1,375	1,497
CommonWealth REIT	6.250%	6/15/17	1,000	1,081
CommonWealth REIT	6.650%	1/15/18	1,000	1,123
DDR Corp.	7.500%	4/1/17	4,200	4,834
Digital Realty Trust LP	4.500%	7/15/15	2,500	2,579
Duke Realty LP	5.950%	2/15/17	4,600	5,133
ERP Operating LP	5.125%	3/15/16	5,425	5,851
ERP Operating LP	5.375%	8/1/16	500	548
ERP Operating LP	5.750%	6/15/17	3,725	4,219
2 Essex Portfolio LP	5.500%	3/15/17	1,625	1,794
HCP Inc.	3.750%	2/1/16	5,325	5,588
HCP Inc.	6.000%	1/30/17	3,100	3,483
HCP Inc.	6.700%	1/30/18	8,345	9,785
HCP Inc.	3.750%	2/1/19	1,700	1,815
Health Care REIT Inc.	3.625%	3/15/16	3,675	3,856
Health Care REIT Inc.	6.200%	6/1/16	1,575	1,740
Health Care REIT Inc.	4.700%	9/15/17	4,800	5,271
Health Care REIT Inc.	2.250%	3/15/18	2,450	2,489
Health Care REIT Inc.	4.125%	4/1/19	2,100	2,266
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,857	2,093
Highwoods Realty LP	5.850%	3/15/17	1,300	1,450
Hospitality Properties Trust	5.625%	3/15/17	975	1,071
Hospitality Properties Trust	6.700%	1/15/18	3,925	4,442
Kilroy Realty LP	5.000%	11/3/15	1,125	1,192
Kilroy Realty LP	4.800%	7/15/18	2,325	2,537
Kimco Realty Corp.	5.783%	3/15/16	1,100	1,195
Kimco Realty Corp.	5.700%	5/1/17	2,100	2,351
Kimco Realty Corp.	4.300%	2/1/18	3,075	3,329
Liberty Property LP	5.125%	3/2/15	2,350	2,428
Liberty Property LP	5.500%	12/15/16	113	124
Liberty Property LP	6.625%	10/1/17	450	519
Mack-Cali Realty LP	2.500%	12/15/17	1,000	1,014
ProLogis LP	4.500%	8/15/17	2,125	2,303
ProLogis LP	6.625%	5/15/18	2,826	3,315
ProLogis LP	2.750%	2/15/19	700	715
Realty Income Corp.	5.950%	9/15/16	1,900	2,108
Realty Income Corp.	2.000%	1/31/18	2,375	2,387
Regency Centers LP	5.250%	8/1/15	1,750	1,840
Regency Centers LP	5.875%	6/15/17	450	507
Senior Housing Properties Trust	4.300%	1/15/16	845	879
Senior Housing Properties Trust	3.250%	5/1/19	3,975	4,049
Simon Property Group LP	5.100%	6/15/15	3,075	3,222
Simon Property Group LP	5.750%	12/1/15	2,100	2,237
Simon Property Group LP	6.100%	5/1/16	550	599
Simon Property Group LP	5.250%	12/1/16	3,250	3,576
Simon Property Group LP	2.800%	1/30/17	3,225	3,372
Simon Property Group LP	5.875%	3/1/17	86	96
Simon Property Group LP	2.150%	9/15/17	3,425	3,525
Simon Property Group LP	6.125%	5/30/18	5,975	6,948
Simon Property Group LP	2.200%	2/1/19	5,200	5,267
Simon Property Group LP	10.350%	4/1/19	2,800	3,792
Tanger Properties LP	6.150%	11/15/15	2,000	2,155
UDR Inc.	4.250%	6/1/18	750	808

Ventas Realty LP	1.550%	9/26/16	2,630	2,662
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	4,575	4,740
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	4,025	4,080
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	3,275	3,532
				3,950,500
Industrial (48.5%)
Basic Industry (3.7%)
Agrium Inc.	6.750%	1/15/19	2,750	3,270
Air Products & Chemicals Inc.	2.000%	8/2/16	2,175	2,236
Air Products & Chemicals Inc.	1.200%	10/15/17	1,625	1,628
Airgas Inc.	3.250%	10/1/15	950	980
Airgas Inc.	2.950%	6/15/16	500	519
Airgas Inc.	1.650%	2/15/18	1,850	1,842
Barrick Gold Corp.	6.950%	4/1/19	6,184	7,375
Barrick North America Finance LLC	6.800%	9/15/18	4,096	4,840
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	5,025	5,167
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	11,303	11,496
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	300	335
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	6,550	6,634
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	12,125	14,641
Cabot Corp.	2.550%	1/15/18	1,125	1,153
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,300	3,407
CF Industries Inc.	6.875%	5/1/18	7,425	8,762
Cliffs Natural Resources Inc.	3.950%	1/15/18	3,350	3,397
Domtar Corp.	10.750%	6/1/17	1,175	1,469
Dow Chemical Co.	2.500%	2/15/16	4,260	4,392
Dow Chemical Co.	5.700%	5/15/18	3,055	3,500
Dow Chemical Co.	8.550%	5/15/19	12,900	16,657
Eastman Chemical Co.	3.000%	12/15/15	250	258
Eastman Chemical Co.	2.400%	6/1/17	10,050	10,338
Ecolab Inc.	1.000%	8/9/15	5,300	5,330
Ecolab Inc.	3.000%	12/8/16	6,050	6,355
Ecolab Inc.	1.450%	12/8/17	2,800	2,802
EI du Pont de Nemours & Co.	4.750%	3/15/15	375	388
EI du Pont de Nemours & Co.	1.950%	1/15/16	3,175	3,248
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,400	5,618
EI du Pont de Nemours & Co.	5.250%	12/15/16	2,752	3,063
EI du Pont de Nemours & Co.	6.000%	7/15/18	5,850	6,866
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	5,500	5,614
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	9,470	9,609
Georgia-Pacific LLC	7.700%	6/15/15	750	805
Glencore Canada Corp.	6.000%	10/15/15	1,925	2,050
Glencore Canada Corp.	5.500%	6/15/17	900	991
Goldcorp Inc.	2.125%	3/15/18	4,050	4,057
International Paper Co.	7.950%	6/15/18	11,153	13,682
International Paper Co.	9.375%	5/15/19	3,725	4,922
Lubrizol Corp.	8.875%	2/1/19	2,775	3,597
LyondellBasell Industries NV	5.000%	4/15/19	11,600	13,095
Monsanto Co.	2.750%	4/15/16	3,437	3,579
Monsanto Co.	5.125%	4/15/18	1,400	1,585
Nucor Corp.	5.750%	12/1/17	3,350	3,828
Nucor Corp.	5.850%	6/1/18	3,975	4,584
Plum Creek Timberlands LP	5.875%	11/15/15	1,925	2,059
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	3,940	4,164
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	850	1,020
PPG Industries Inc.	6.650%	3/15/18	3,172	3,729
Praxair Inc.	3.250%	9/15/15	575	596

Praxair Inc.	0.750%	2/21/16	3,600	3,616
Praxair Inc.	5.200%	3/15/17	2,125	2,367
Praxair Inc.	1.050%	11/7/17	1,675	1,666
Praxair Inc.	1.250%	11/7/18	4,300	4,243
Rio Tinto Alcan Inc.	5.000%	6/1/15	3,025	3,157
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	4,825	4,905
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	550	568
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,400	3,500
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	12,535	14,796
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	8,499	11,179
Rio Tinto Finance USA plc	1.375%	6/17/16	3,600	3,644
Rio Tinto Finance USA plc	2.000%	3/22/17	4,525	4,630
Rio Tinto Finance USA plc	1.625%	8/21/17	8,500	8,542
Rio Tinto Finance USA plc	2.250%	12/14/18	4,300	4,350
Rock-Tenn Co.	4.450%	3/1/19	2,000	2,180
Rohm & Haas Co.	6.000%	9/15/17	1,556	1,774
Sherwin-Williams Co.	1.350%	12/15/17	6,200	6,224
Teck Resources Ltd.	3.150%	1/15/17	5,325	5,577
Teck Resources Ltd.	3.850%	8/15/17	1,900	2,026
Teck Resources Ltd.	2.500%	2/1/18	3,341	3,395
Teck Resources Ltd.	3.000%	3/1/19	1,451	1,476
Vale Canada Ltd.	5.700%	10/15/15	1,555	1,660
Vale Overseas Ltd.	6.250%	1/11/16	8,800	9,530
Vale Overseas Ltd.	6.250%	1/23/17	6,650	7,460

Capital Goods (4.3%)
3M Co.	1.375%	9/29/16	3,525	3,591
3M Co.	1.000%	6/26/17	4,900	4,913
ABB Finance USA Inc.	1.625%	5/8/17	600	607
Boeing Capital Corp.	2.125%	8/15/16	3,190	3,294
Boeing Capital Corp.	2.900%	8/15/18	850	899
Boeing Co.	3.750%	11/20/16	1,731	1,855
Boeing Co.	0.950%	5/15/18	6,310	6,182
Boeing Co.	6.000%	3/15/19	1,400	1,660
Caterpillar Financial Services Corp.	4.625%	6/1/15	600	625
Caterpillar Financial Services Corp.	0.700%	11/6/15	400	402
Caterpillar Financial Services Corp.	2.650%	4/1/16	3,200	3,323
Caterpillar Financial Services Corp.	2.050%	8/1/16	8,475	8,721
Caterpillar Financial Services Corp.	1.350%	9/6/16	2,500	2,531
Caterpillar Financial Services Corp.	1.000%	11/25/16	3,000	3,015
Caterpillar Financial Services Corp.	1.000%	3/3/17	5,500	5,511
Caterpillar Financial Services Corp.	1.625%	6/1/17	6,449	6,547
Caterpillar Financial Services Corp.	1.250%	11/6/17	5,525	5,503
Caterpillar Financial Services Corp.	1.300%	3/1/18	750	742
Caterpillar Financial Services Corp.	5.450%	4/15/18	1,000	1,145
Caterpillar Financial Services Corp.	2.450%	9/6/18	2,200	2,269
Caterpillar Financial Services Corp.	7.050%	10/1/18	4,000	4,861
Caterpillar Financial Services Corp.	7.150%	2/15/19	3,872	4,774
Caterpillar Inc.	0.950%	6/26/15	5,675	5,710
Caterpillar Inc.	5.700%	8/15/16	3,075	3,402
Caterpillar Inc.	1.500%	6/26/17	3,288	3,324
Caterpillar Inc.	7.900%	12/15/18	4,725	5,934
Cooper US Inc.	2.375%	1/15/16	550	565
Cooper US Inc.	6.100%	7/1/17	1,800	2,046
Crane Co.	2.750%	12/15/18	1,400	1,435
CRH America Inc.	4.125%	1/15/16	1,250	1,315
CRH America Inc.	6.000%	9/30/16	9,825	10,930

Danaher Corp.	2.300%	6/23/16	3,100	3,210
Danaher Corp.	5.625%	1/15/18	3,275	3,751
Danaher Corp.	5.400%	3/1/19	4,725	5,460
Dover Corp.	4.875%	10/15/15	175	186
Dover Corp.	5.450%	3/15/18	900	1,024
Eaton Corp.	0.950%	11/2/15	3,400	3,419
Eaton Corp.	5.300%	3/15/17	2,300	2,539
Eaton Corp.	1.500%	11/2/17	5,075	5,099
Eaton Corp.	5.600%	5/15/18	2,925	3,356
Eaton Corp.	6.950%	3/20/19	75	89
Emerson Electric Co.	5.125%	12/1/16	375	415
Emerson Electric Co.	5.375%	10/15/17	5,000	5,681
Emerson Electric Co.	5.250%	10/15/18	2,450	2,817
Exelis Inc.	4.250%	10/1/16	1,100	1,165
General Dynamics Corp.	1.000%	11/15/17	7,950	7,878
General Electric Co.	0.850%	10/9/15	9,875	9,936
General Electric Co.	5.250%	12/6/17	27,125	30,707
Honeywell International Inc.	5.400%	3/15/16	3,200	3,483
Honeywell International Inc.	5.300%	3/15/17	3,375	3,770
Honeywell International Inc.	5.300%	3/1/18	4,850	5,532
Honeywell International Inc.	5.000%	2/15/19	3,675	4,186
Illinois Tool Works Inc.	1.950%	3/1/19	7,375	7,409
Illinois Tool Works Inc.	6.250%	4/1/19	2,375	2,837
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,874	7,006
2 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	2,725	2,802
John Deere Capital Corp.	0.950%	6/29/15	5,175	5,210
John Deere Capital Corp.	0.700%	9/4/15	3,200	3,214
John Deere Capital Corp.	0.750%	1/22/16	1,150	1,158
John Deere Capital Corp.	2.250%	6/7/16	3,965	4,094
John Deere Capital Corp.	1.850%	9/15/16	3,300	3,382
John Deere Capital Corp.	1.050%	10/11/16	2,400	2,415
John Deere Capital Corp.	1.050%	12/15/16	1,500	1,510
John Deere Capital Corp.	2.000%	1/13/17	4,510	4,650
John Deere Capital Corp.	1.400%	3/15/17	2,000	2,026
John Deere Capital Corp.	5.500%	4/13/17	1,675	1,883
John Deere Capital Corp.	2.800%	9/18/17	3,625	3,809
John Deere Capital Corp.	1.200%	10/10/17	5,600	5,595
John Deere Capital Corp.	1.300%	3/12/18	2,525	2,506
John Deere Capital Corp.	5.350%	4/3/18	2,325	2,641
John Deere Capital Corp.	5.750%	9/10/18	1,980	2,310
John Deere Capital Corp.	1.950%	12/13/18	4,000	4,026
John Deere Capital Corp.	1.950%	3/4/19	4,300	4,300
John Deere Capital Corp.	2.250%	4/17/19	2,800	2,847
Joy Global Inc.	6.000%	11/15/16	1,185	1,320
L-3 Communications Corp.	3.950%	11/15/16	4,425	4,718
L-3 Communications Corp.	1.500%	5/28/17	1,200	1,204
Lockheed Martin Corp.	7.650%	5/1/16	3,993	4,520
Lockheed Martin Corp.	2.125%	9/15/16	3,825	3,943
Martin Marietta Materials Inc.	6.600%	4/15/18	3,050	3,479
Mohawk Industries Inc.	6.125%	1/15/16	6,275	6,800
Northrop Grumman Corp.	1.750%	6/1/18	4,025	4,016
Owens Corning	6.500%	12/1/16	2,882	3,218
Pentair Finance SA	1.350%	12/1/15	1,500	1,513
Pentair Finance SA	1.875%	9/15/17	1,500	1,518
Precision Castparts Corp.	0.700%	12/20/15	3,225	3,235
Precision Castparts Corp.	1.250%	1/15/18	6,940	6,894
Raytheon Co.	6.400%	12/15/18	2,900	3,460

Republic Services Inc.	3.800%	5/15/18	5,721	6,151
Rockwell Automation Inc.	5.650%	12/1/17	500	564
Roper Industries Inc.	1.850%	11/15/17	3,825	3,865
Roper Industries Inc.	2.050%	10/1/18	6,228	6,259
1 Stanley Black & Decker Inc.	5.750%	12/15/53	2,500	2,703
Textron Inc.	4.625%	9/21/16	2,000	2,151
Textron Inc.	5.600%	12/1/17	2,275	2,560
Tyco International Finance SA	8.500%	1/15/19	2,000	2,485
United Technologies Corp.	1.800%	6/1/17	12,350	12,623
United Technologies Corp.	5.375%	12/15/17	3,210	3,667
United Technologies Corp.	6.125%	2/1/19	4,525	5,385
Waste Management Inc.	2.600%	9/1/16	5,021	5,215
Waste Management Inc.	6.100%	3/15/18	1,675	1,941
Waste Management Inc.	7.375%	3/11/19	2,300	2,829
Xylem Inc.	3.550%	9/20/16	2,925	3,088

Communication (6.9%)
21st Century Fox America Inc.	7.250%	5/18/18	500	605
21st Century Fox America Inc.	8.250%	8/10/18	3,275	4,111
21st Century Fox America Inc.	6.900%	3/1/19	5,825	7,063
America Movil SAB de CV	2.375%	9/8/16	10,400	10,722
America Movil SAB de CV	5.625%	11/15/17	3,525	4,009
American Tower Corp.	7.000%	10/15/17	3,665	4,265
American Tower Corp.	4.500%	1/15/18	6,390	6,961
American Tower Corp.	3.400%	2/15/19	4,350	4,544
AT&T Inc.	2.500%	8/15/15	6,950	7,108
AT&T Inc.	0.800%	12/1/15	6,100	6,124
AT&T Inc.	0.900%	2/12/16	8,194	8,222
AT&T Inc.	2.950%	5/15/16	14,547	15,158
AT&T Inc.	5.625%	6/15/16	5,826	6,382
AT&T Inc.	2.400%	8/15/16	9,200	9,491
AT&T Inc.	1.600%	2/15/17	7,000	7,097
AT&T Inc.	1.700%	6/1/17	7,161	7,247
AT&T Inc.	1.400%	12/1/17	12,600	12,571
AT&T Inc.	5.500%	2/1/18	17,115	19,426
AT&T Inc.	5.600%	5/15/18	3,500	4,012
AT&T Inc.	2.375%	11/27/18	7,950	8,105
AT&T Inc.	5.800%	2/15/19	10,450	12,151
AT&T Inc.	2.300%	3/11/19	11,525	11,619
British Telecommunications plc	2.000%	6/22/15	3,525	3,577
British Telecommunications plc	1.625%	6/28/16	2,800	2,841
British Telecommunications plc	1.250%	2/14/17	3,050	3,060
British Telecommunications plc	5.950%	1/15/18	4,340	4,988
British Telecommunications plc	2.350%	2/14/19	4,925	4,974
CBS Corp.	1.950%	7/1/17	2,225	2,269
CBS Corp.	4.625%	5/15/18	1,025	1,126
CBS Corp.	8.875%	5/15/19	4,075	5,299
CC Holdings GS V LLC / Crown Castle GS III
Corp.	2.381%	12/15/17	3,450	3,516
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	5,604	7,141
Comcast Cable Communications LLC	8.875%	5/1/17	2,200	2,678
Comcast Corp.	5.900%	3/15/16	8,650	9,462
Comcast Corp.	4.950%	6/15/16	6,900	7,497
Comcast Corp.	6.500%	1/15/17	6,099	6,974
Comcast Corp.	6.300%	11/15/17	3,625	4,232
Comcast Corp.	5.875%	2/15/18	7,050	8,158

Comcast Corp.	5.700%	5/15/18	6,675	7,721
COX Communications Inc.	5.500%	10/1/15	2,825	3,002
Deutsche Telekom International Finance BV	5.750%	3/23/16	9,350	10,167
Deutsche Telekom International Finance BV	6.750%	8/20/18	2,900	3,452
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	3,575	3,717
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	8,475	8,871
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	11,540	11,908
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	4,700	4,718
Discovery Communications LLC	3.700%	6/1/15	3,585	3,699
Embarq Corp.	7.082%	6/1/16	8,000	8,915
Graham Holdings Co.	7.250%	2/1/19	1,675	1,991
Grupo Televisa SAB	6.000%	5/15/18	2,350	2,686
Interpublic Group of Cos. Inc.	2.250%	11/15/17	1,800	1,839
McGraw Hill Financial Inc.	5.900%	11/15/17	1,977	2,202
NBCUniversal Media LLC	2.875%	4/1/16	8,000	8,331
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	5,225	5,259
Omnicom Group Inc.	5.900%	4/15/16	8,060	8,804
Orange SA	2.125%	9/16/15	3,300	3,357
Orange SA	2.750%	9/14/16	5,575	5,797
Orange SA	2.750%	2/6/19	5,700	5,854
Qwest Corp.	8.375%	5/1/16	1,925	2,198
Qwest Corp.	6.500%	6/1/17	2,250	2,530
Reed Elsevier Capital Inc.	8.625%	1/15/19	350	445
Rogers Communications Inc.	6.800%	8/15/18	8,175	9,773
Scripps Networks Interactive Inc.	2.700%	12/15/16	2,325	2,422
TCI Communications Inc.	8.750%	8/1/15	3,725	4,086
Telefonica Emisiones SAU	3.992%	2/16/16	11,200	11,747
Telefonica Emisiones SAU	6.421%	6/20/16	9,150	10,095
Telefonica Emisiones SAU	6.221%	7/3/17	2,250	2,548
Telefonica Emisiones SAU	3.192%	4/27/18	8,300	8,653
Thomson Reuters Corp.	1.300%	2/23/17	7,300	7,322
Thomson Reuters Corp.	6.500%	7/15/18	8,850	10,412
Time Warner Cable Inc.	5.850%	5/1/17	8,750	9,883
Time Warner Cable Inc.	6.750%	7/1/18	12,771	15,184
Time Warner Cable Inc.	8.750%	2/14/19	9,650	12,440
Time Warner Cable Inc.	8.250%	4/1/19	10,550	13,429
Verizon Communications Inc.	5.550%	2/15/16	5,890	6,368
Verizon Communications Inc.	3.000%	4/1/16	11,250	11,716
Verizon Communications Inc.	2.500%	9/15/16	10,824	11,206
Verizon Communications Inc.	2.000%	11/1/16	6,975	7,142
Verizon Communications Inc.	5.500%	4/1/17	3,518	3,947
Verizon Communications Inc.	1.100%	11/1/17	3,950	3,921
Verizon Communications Inc.	5.500%	2/15/18	4,750	5,429
Verizon Communications Inc.	6.100%	4/15/18	5,400	6,265
Verizon Communications Inc.	3.650%	9/14/18	32,943	35,232
Verizon Communications Inc.	8.750%	11/1/18	6,775	8,656
Verizon Communications Inc.	6.350%	4/1/19	13,075	15,546
Vodafone Group plc	5.625%	2/27/17	9,290	10,402
Vodafone Group plc	1.625%	3/20/17	3,925	3,970
Vodafone Group plc	1.250%	9/26/17	9,315	9,258
Vodafone Group plc	1.500%	2/19/18	4,350	4,336
Vodafone Group plc	4.625%	7/15/18	3,325	3,702

Consumer Cyclical (6.8%)
Amazon.com Inc.	0.650%	11/27/15	6,500	6,519
Amazon.com Inc.	1.200%	11/29/17	5,525	5,497
American Honda Finance Corp.	1.125%	10/7/16	5,050	5,094
American Honda Finance Corp.	2.125%	10/10/18	7,050	7,181
AutoZone Inc.	5.500%	11/15/15	2,700	2,888
AutoZone Inc.	1.300%	1/13/17	3,000	3,012
AutoZone Inc.	7.125%	8/1/18	1,325	1,591
Brinker International Inc.	2.600%	5/15/18	3,016	3,035
Carnival Corp.	1.200%	2/5/16	1,425	1,435
Carnival Corp.	1.875%	12/15/17	5,375	5,409
Costco Wholesale Corp.	0.650%	12/7/15	4,400	4,415
Costco Wholesale Corp.	5.500%	3/15/17	7,150	8,032
Costco Wholesale Corp.	1.125%	12/15/17	6,300	6,271
CVS Caremark Corp.	3.250%	5/18/15	4,350	4,466
CVS Caremark Corp.	6.125%	8/15/16	1,055	1,177
CVS Caremark Corp.	1.200%	12/5/16	1,650	1,663
CVS Caremark Corp.	5.750%	6/1/17	6,414	7,257
CVS Caremark Corp.	2.250%	12/5/18	10,150	10,308
Darden Restaurants Inc.	6.200%	10/15/17	1,230	1,414
Dollar General Corp.	4.125%	7/15/17	4,000	4,282
Dollar General Corp.	1.875%	4/15/18	2,150	2,152
eBay Inc.	1.625%	10/15/15	5,050	5,136
eBay Inc.	1.350%	7/15/17	6,100	6,134
Expedia Inc.	7.456%	8/15/18	3,425	4,067
Ford Motor Co.	6.500%	8/1/18	50	59
Ford Motor Credit Co. LLC	5.625%	9/15/15	7,300	7,749
Ford Motor Credit Co. LLC	2.500%	1/15/16	3,600	3,697
Ford Motor Credit Co. LLC	4.207%	4/15/16	5,700	6,044
Ford Motor Credit Co. LLC	1.700%	5/9/16	4,412	4,476
Ford Motor Credit Co. LLC	3.984%	6/15/16	8,570	9,079
Ford Motor Credit Co. LLC	8.000%	12/15/16	11,825	13,780
Ford Motor Credit Co. LLC	4.250%	2/3/17	4,075	4,377
Ford Motor Credit Co. LLC	3.000%	6/12/17	10,550	11,013
Ford Motor Credit Co. LLC	6.625%	8/15/17	8,512	9,826
Ford Motor Credit Co. LLC	2.375%	1/16/18	10,493	10,704
Ford Motor Credit Co. LLC	5.000%	5/15/18	14,800	16,460
Ford Motor Credit Co. LLC	2.875%	10/1/18	9,125	9,431
Ford Motor Credit Co. LLC	2.375%	3/12/19	2,400	2,411
Historic TW Inc.	6.875%	6/15/18	2,764	3,305
Home Depot Inc.	5.400%	3/1/16	17,218	18,685
Home Depot Inc.	2.250%	9/10/18	8,715	8,970
Hyatt Hotels Corp.	3.875%	8/15/16	400	423
Johnson Controls Inc.	5.500%	1/15/16	3,100	3,332
Johnson Controls Inc.	2.600%	12/1/16	4,575	4,757
Kohl's Corp.	6.250%	12/15/17	2,500	2,894
Lowe's Cos. Inc.	5.000%	10/15/15	2,625	2,786
Lowe's Cos. Inc.	2.125%	4/15/16	3,350	3,440
Lowe's Cos. Inc.	5.400%	10/15/16	500	555
Lowe's Cos. Inc.	1.625%	4/15/17	8,125	8,257
Macy's Retail Holdings Inc.	7.875%	7/15/15	2,425	2,617
Macy's Retail Holdings Inc.	5.900%	12/1/16	4,008	4,486
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,250	1,476
Marriott International Inc.	6.200%	6/15/16	4,650	5,174
Marriott International Inc.	6.375%	6/15/17	1,875	2,139
Marriott International Inc.	3.000%	3/1/19	1,450	1,507
MasterCard Inc.	2.000%	4/1/19	3,325	3,345

McDonald's Corp.	5.300%	3/15/17	4,500	5,003
McDonald's Corp.	5.800%	10/15/17	3,420	3,934
McDonald's Corp.	5.350%	3/1/18	6,215	7,109
McDonald's Corp.	5.000%	2/1/19	1,370	1,562
McDonald's Corp.	1.875%	5/29/19	2,000	2,013
Nordstrom Inc.	6.250%	1/15/18	2,951	3,432
PACCAR Financial Corp.	1.050%	6/5/15	1,600	1,612
PACCAR Financial Corp.	0.750%	8/14/15	950	954
PACCAR Financial Corp.	0.700%	11/16/15	1,000	1,004
PACCAR Financial Corp.	0.800%	2/8/16	1,725	1,735
PACCAR Financial Corp.	0.750%	5/16/16	3,000	3,010
PACCAR Financial Corp.	1.150%	8/16/16	3,700	3,736
PACCAR Financial Corp.	1.600%	3/15/17	1,925	1,949
2 QVC Inc.	3.125%	4/1/19	2,250	2,271
Ralph Lauren Corp.	2.125%	9/26/18	1,475	1,495
Staples Inc.	2.750%	1/12/18	1,675	1,679
Starbucks Corp.	0.875%	12/5/16	3,025	3,032
Starbucks Corp.	6.250%	8/15/17	3,675	4,247
Starbucks Corp.	2.000%	12/5/18	3,025	3,049
Starwood Hotels & Resorts Worldwide Inc.	7.375%	11/15/15	1,975	2,148
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,300	1,538
Target Corp.	5.875%	7/15/16	6,775	7,517
Target Corp.	5.375%	5/1/17	1,928	2,164
Target Corp.	6.000%	1/15/18	7,950	9,216
Time Warner Cos. Inc.	7.250%	10/15/17	468	551
Time Warner Inc.	3.150%	7/15/15	8,075	8,321
Time Warner Inc.	5.875%	11/15/16	5,650	6,312
Time Warner Inc.	2.100%	6/1/19	775	775
TJX Cos. Inc.	4.200%	8/15/15	1,775	1,855
TJX Cos. Inc.	6.950%	4/15/19	4,100	5,028
Toyota Motor Credit Corp.	3.200%	6/17/15	5,475	5,634
Toyota Motor Credit Corp.	0.875%	7/17/15	5,642	5,679
Toyota Motor Credit Corp.	2.800%	1/11/16	1,515	1,572
Toyota Motor Credit Corp.	0.800%	5/17/16	200	201
Toyota Motor Credit Corp.	2.000%	9/15/16	7,700	7,920
Toyota Motor Credit Corp.	2.050%	1/12/17	4,525	4,654
Toyota Motor Credit Corp.	1.125%	5/16/17	9,500	9,535
Toyota Motor Credit Corp.	1.750%	5/22/17	11,125	11,346
Toyota Motor Credit Corp.	1.250%	10/5/17	6,550	6,565
Toyota Motor Credit Corp.	1.375%	1/10/18	5,044	5,059
Toyota Motor Credit Corp.	2.000%	10/24/18	10,000	10,139
Toyota Motor Credit Corp.	2.100%	1/17/19	10,000	10,128
Viacom Inc.	4.250%	9/15/15	700	732
Viacom Inc.	6.250%	4/30/16	3,050	3,364
Viacom Inc.	2.500%	12/15/16	3,300	3,419
Viacom Inc.	3.500%	4/1/17	2,775	2,957
Viacom Inc.	6.125%	10/5/17	4,600	5,305
Viacom Inc.	2.500%	9/1/18	4,655	4,776
Viacom Inc.	2.200%	4/1/19	4,100	4,119
Wal-Mart Stores Inc.	4.500%	7/1/15	8,075	8,444
Wal-Mart Stores Inc.	2.250%	7/8/15	3,725	3,807
Wal-Mart Stores Inc.	1.500%	10/25/15	7,500	7,617
Wal-Mart Stores Inc.	0.600%	4/11/16	2,650	2,659
Wal-Mart Stores Inc.	2.800%	4/15/16	3,775	3,943
Wal-Mart Stores Inc.	5.375%	4/5/17	8,225	9,256
Wal-Mart Stores Inc.	5.800%	2/15/18	3,225	3,740
Wal-Mart Stores Inc.	1.125%	4/11/18	11,775	11,663

Wal-Mart Stores Inc.	1.950%	12/15/18	3,300	3,352
Wal-Mart Stores Inc.	4.125%	2/1/19	250	277
Walgreen Co.	1.800%	9/15/17	8,065	8,166
Walgreen Co.	5.250%	1/15/19	5,450	6,217
Walt Disney Co.	0.450%	12/1/15	2,200	2,203
Walt Disney Co.	1.350%	8/16/16	7,378	7,495
Walt Disney Co.	5.625%	9/15/16	4,500	5,001
Walt Disney Co.	1.125%	2/15/17	2,700	2,718
Walt Disney Co.	0.875%	5/30/17	2,050	2,042
Walt Disney Co.	6.000%	7/17/17	2,100	2,408
Walt Disney Co.	1.100%	12/1/17	9,495	9,457
Walt Disney Co.	5.875%	12/15/17	3,700	4,282
Walt Disney Co.	1.850%	5/30/19	2,050	2,043
Western Union Co.	2.375%	12/10/15	150	153
Western Union Co.	5.930%	10/1/16	4,450	4,906
Western Union Co.	2.875%	12/10/17	965	996
Western Union Co.	3.650%	8/22/18	3,515	3,680
Wyndham Worldwide Corp.	6.000%	12/1/16	1,688	1,883
Wyndham Worldwide Corp.	2.950%	3/1/17	2,600	2,706
Wyndham Worldwide Corp.	2.500%	3/1/18	3,565	3,625
Yum! Brands Inc.	6.250%	4/15/16	2,714	2,974
Yum! Brands Inc.	6.250%	3/15/18	368	423

Consumer Noncyclical (13.3%)
Abbott Laboratories	5.125%	4/1/19	175	200
AbbVie Inc.	1.200%	11/6/15	22,105	22,304
AbbVie Inc.	1.750%	11/6/17	21,100	21,297
AbbVie Inc.	2.000%	11/6/18	3,775	3,809
Actavis Inc.	1.875%	10/1/17	8,121	8,201
Allergan Inc.	5.750%	4/1/16	3,000	3,241
Allergan Inc.	1.350%	3/15/18	2,025	1,969
Altria Group Inc.	4.125%	9/11/15	10,163	10,618
Altria Group Inc.	9.700%	11/10/18	6,614	8,728
AmerisourceBergen Corp.	5.875%	9/15/15	4,775	5,109
AmerisourceBergen Corp.	1.150%	5/15/17	3,750	3,745
Amgen Inc.	2.300%	6/15/16	4,500	4,639
Amgen Inc.	2.500%	11/15/16	6,350	6,586
Amgen Inc.	2.125%	5/15/17	10,119	10,366
Amgen Inc.	1.250%	5/22/17	4,000	4,007
Amgen Inc.	5.850%	6/1/17	3,900	4,406
Amgen Inc.	6.150%	6/1/18	2,000	2,335
Amgen Inc.	5.700%	2/1/19	2,486	2,898
Amgen Inc.	2.200%	5/22/19	10,000	9,991
Anheuser-Busch Cos. LLC	5.600%	3/1/17	1,385	1,555
Anheuser-Busch Cos. LLC	5.500%	1/15/18	5,550	6,341
Anheuser-Busch Cos. LLC	5.000%	3/1/19	1,080	1,231
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	2,250	2,262
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	4,200	4,230
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	9,275	9,246
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	8,100	8,190
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	12,860	12,911
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	600	624
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	15,325	15,417
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	13,985	17,338
Archer-Daniels-Midland Co.	8.375%	4/15/17	750	900
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,975	4,534
AstraZeneca plc	5.900%	9/15/17	9,900	11,351

Avon Products Inc.	2.375%	3/15/16	825	838
Avon Products Inc.	5.750%	3/1/18	1,500	1,641
Avon Products Inc.	6.500%	3/1/19	2,185	2,429
Baxter International Inc.	5.900%	9/1/16	5,085	5,651
Baxter International Inc.	1.850%	1/15/17	2,100	2,149
Baxter International Inc.	5.375%	6/1/18	2,725	3,112
Baxter International Inc.	1.850%	6/15/18	5,500	5,524
Beam Inc.	5.375%	1/15/16	1,568	1,677
Beam Inc.	1.875%	5/15/17	1,125	1,137
Beam Inc.	1.750%	6/15/18	2,725	2,699
Becton Dickinson & Co.	1.750%	11/8/16	2,875	2,943
Becton Dickinson & Co.	5.000%	5/15/19	2,850	3,242
Biogen Idec Inc.	6.875%	3/1/18	2,325	2,754
Boston Scientific Corp.	6.250%	11/15/15	4,000	4,310
Boston Scientific Corp.	6.400%	6/15/16	1,575	1,746
Boston Scientific Corp.	5.125%	1/12/17	1,650	1,807
Boston Scientific Corp.	2.650%	10/1/18	7,800	7,967
Bottling Group LLC	5.500%	4/1/16	1,625	1,771
Bottling Group LLC	5.125%	1/15/19	8,535	9,758
Bristol-Myers Squibb Co.	0.875%	8/1/17	2,600	2,580
Bristol-Myers Squibb Co.	1.750%	3/1/19	2,700	2,683
Brown-Forman Corp.	2.500%	1/15/16	725	747
Brown-Forman Corp.	1.000%	1/15/18	2,150	2,111
Bunge Ltd. Finance Corp.	5.100%	7/15/15	5,000	5,231
Bunge Ltd. Finance Corp.	4.100%	3/15/16	2,875	3,029
Bunge Ltd. Finance Corp.	3.200%	6/15/17	2,500	2,613
Campbell Soup Co.	3.375%	8/15/14	500	503
Campbell Soup Co.	3.050%	7/15/17	2,295	2,414
Campbell Soup Co.	4.500%	2/15/19	1,100	1,220
Cardinal Health Inc.	4.000%	6/15/15	3,200	3,312
Cardinal Health Inc.	1.900%	6/15/17	3,900	3,969
Cardinal Health Inc.	1.700%	3/15/18	2,750	2,755
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,200	1,183
Celgene Corp.	2.450%	10/15/15	4,775	4,895
Celgene Corp.	1.900%	8/15/17	600	610
Celgene Corp.	2.300%	8/15/18	3,575	3,635
Celgene Corp.	2.250%	5/15/19	3,000	3,014
Church & Dwight Co. Inc.	3.350%	12/15/15	350	364
Clorox Co.	5.950%	10/15/17	6,950	7,976
Coca-Cola Co.	1.500%	11/15/15	5,095	5,179
Coca-Cola Co.	1.800%	9/1/16	11,025	11,304
Coca-Cola Co.	5.350%	11/15/17	5,050	5,760
Coca-Cola Co.	1.650%	3/14/18	2,125	2,153
Coca-Cola Co.	1.150%	4/1/18	6,200	6,159
Coca-Cola Co.	1.650%	11/1/18	10,625	10,680
Coca-Cola Co.	4.875%	3/15/19	2,800	3,193
Coca-Cola Enterprises Inc.	2.125%	9/15/15	3,485	3,550
Coca-Cola Enterprises Inc.	2.000%	8/19/16	500	512
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	8,600	8,716
Coca-Cola HBC Finance BV	5.500%	9/17/15	1,250	1,316
Colgate-Palmolive Co.	1.300%	1/15/17	2,506	2,543
Colgate-Palmolive Co.	2.625%	5/1/17	625	655
Colgate-Palmolive Co.	0.900%	5/1/18	2,950	2,886
Colgate-Palmolive Co.	1.500%	11/1/18	1,925	1,915
Colgate-Palmolive Co.	1.750%	3/15/19	5,950	5,986
ConAgra Foods Inc.	1.350%	9/10/15	3,000	3,026
ConAgra Foods Inc.	1.300%	1/25/16	7,085	7,157

ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,698
ConAgra Foods Inc.	1.900%	1/25/18	7,950	8,009
Covidien International Finance SA	2.800%	6/15/15	2,250	2,304
Covidien International Finance SA	6.000%	10/15/17	8,200	9,424
CR Bard Inc.	1.375%	1/15/18	3,738	3,722
Delhaize Group SA	6.500%	6/15/17	2,450	2,778
Delhaize Group SA	4.125%	4/10/19	2,923	3,086
DENTSPLY International Inc.	2.750%	8/15/16	525	544
Diageo Capital plc	0.625%	4/29/16	4,600	4,598
Diageo Capital plc	5.500%	9/30/16	1,700	1,882
Diageo Capital plc	1.500%	5/11/17	7,078	7,160
Diageo Capital plc	5.750%	10/23/17	6,992	8,025
Diageo Capital plc	1.125%	4/29/18	3,850	3,785
Diageo Finance BV	5.300%	10/28/15	3,100	3,309
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,110	3,222
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,170	4,915
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	750	768
Edwards Lifesciences Corp.	2.875%	10/15/18	3,300	3,380
Eli Lilly & Co.	5.200%	3/15/17	6,400	7,154
Eli Lilly & Co.	1.950%	3/15/19	3,250	3,259
Express Scripts Holding Co.	3.125%	5/15/16	11,650	12,179
Express Scripts Holding Co.	3.500%	11/15/16	4,325	4,580
Express Scripts Holding Co.	2.650%	2/15/17	8,600	8,940
Genentech Inc.	4.750%	7/15/15	6,186	6,489
General Mills Inc.	0.875%	1/29/16	1,140	1,146
General Mills Inc.	5.700%	2/15/17	6,325	7,089
General Mills Inc.	5.650%	2/15/19	6,415	7,491
Genzyme Corp.	3.625%	6/15/15	2,300	2,377
Gilead Sciences Inc.	3.050%	12/1/16	5,690	5,986
Gilead Sciences Inc.	2.050%	4/1/19	2,700	2,719
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	7,625	7,646
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	15,375	17,767
GlaxoSmithKline Capital plc	1.500%	5/8/17	10,275	10,403
Hasbro Inc.	6.300%	9/15/17	1,975	2,238
Hershey Co.	5.450%	9/1/16	1,400	1,547
Hershey Co.	1.500%	11/1/16	4,350	4,439
Hillshire Brands Co.	2.750%	9/15/15	1,125	1,147
Ingredion Inc.	3.200%	11/1/15	2,625	2,713
Johnson & Johnson	2.150%	5/15/16	3,520	3,633
Johnson & Johnson	5.550%	8/15/17	3,800	4,348
Johnson & Johnson	5.150%	7/15/18	5,950	6,821
Johnson & Johnson	1.650%	12/5/18	4,750	4,787
Kellogg Co.	4.450%	5/30/16	5,375	5,757
Kellogg Co.	1.875%	11/17/16	5,100	5,213
Kellogg Co.	1.750%	5/17/17	2,775	2,817
Kellogg Co.	3.250%	5/21/18	450	475
Kimberly-Clark Corp.	4.875%	8/15/15	3,200	3,375
Kimberly-Clark Corp.	6.125%	8/1/17	7,571	8,729
Kimberly-Clark Corp.	6.250%	7/15/18	1,478	1,751
Kimberly-Clark Corp.	7.500%	11/1/18	875	1,088
Kimberly-Clark Corp.	1.900%	5/22/19	1,000	1,000
Koninklijke Philips NV	5.750%	3/11/18	9,350	10,745
Kraft Foods Group Inc.	1.625%	6/4/15	9,800	9,908
Kraft Foods Group Inc.	2.250%	6/5/17	6,200	6,384
Kraft Foods Group Inc.	6.125%	8/23/18	5,725	6,679
Kroger Co.	3.900%	10/1/15	2,550	2,662
Kroger Co.	2.200%	1/15/17	2,950	3,030

Kroger Co.	6.400%	8/15/17	6,075	7,005
Kroger Co.	6.800%	12/15/18	425	508
Kroger Co.	2.300%	1/15/19	3,725	3,768
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,475	1,583
Laboratory Corp. of America Holdings	3.125%	5/15/16	100	104
Laboratory Corp. of America Holdings	2.200%	8/23/17	5,100	5,201
Life Technologies Corp.	3.500%	1/15/16	600	625
Lorillard Tobacco Co.	3.500%	8/4/16	4,965	5,216
Lorillard Tobacco Co.	2.300%	8/21/17	2,215	2,268
Mattel Inc.	2.500%	11/1/16	1,655	1,715
Mattel Inc.	2.350%	5/6/19	2,500	2,515
McKesson Corp.	0.950%	12/4/15	900	904
McKesson Corp.	3.250%	3/1/16	5,775	6,030
McKesson Corp.	5.700%	3/1/17	1,900	2,138
McKesson Corp.	1.400%	3/15/18	2,100	2,079
McKesson Corp.	7.500%	2/15/19	3,200	3,940
McKesson Corp.	2.284%	3/15/19	8,000	8,049
Medco Health Solutions Inc.	2.750%	9/15/15	5,550	5,696
Medco Health Solutions Inc.	7.125%	3/15/18	8,925	10,611
Medtronic Inc.	4.750%	9/15/15	800	844
Medtronic Inc.	2.625%	3/15/16	5,300	5,495
Medtronic Inc.	1.375%	4/1/18	4,800	4,778
Medtronic Inc.	5.600%	3/15/19	3,625	4,228
Merck & Co. Inc.	2.250%	1/15/16	2,275	2,340
Merck & Co. Inc.	6.000%	9/15/17	6,600	7,619
Merck & Co. Inc.	1.100%	1/31/18	9,876	9,764
Merck & Co. Inc.	1.300%	5/18/18	10,000	9,909
Merck Sharp & Dohme Corp.	4.000%	6/30/15	7,335	7,625
Molson Coors Brewing Co.	2.000%	5/1/17	1,100	1,122
Mondelez International Inc.	4.125%	2/9/16	8,800	9,299
Mondelez International Inc.	6.500%	8/11/17	8,557	9,881
Mondelez International Inc.	6.125%	2/1/18	4,450	5,115
Mondelez International Inc.	6.125%	8/23/18	1,400	1,641
Mondelez International Inc.	2.250%	2/1/19	1,225	1,234
Mylan Inc.	1.800%	6/24/16	2,100	2,131
Mylan Inc.	1.350%	11/29/16	1,675	1,682
Mylan Inc.	2.600%	6/24/18	6,225	6,350
Mylan Inc.	2.550%	3/28/19	3,900	3,932
Newell Rubbermaid Inc.	2.000%	6/15/15	375	380
Newell Rubbermaid Inc.	2.050%	12/1/17	2,700	2,736
Novartis Securities Investment Ltd.	5.125%	2/10/19	17,670	20,264
PepsiAmericas Inc.	5.000%	5/15/17	750	833
PepsiCo Inc.	0.700%	8/13/15	3,350	3,359
PepsiCo Inc.	2.500%	5/10/16	8,900	9,219
PepsiCo Inc.	0.950%	2/22/17	1,300	1,301
PepsiCo Inc.	1.250%	8/13/17	9,917	9,955
PepsiCo Inc.	5.000%	6/1/18	11,531	13,042
PepsiCo Inc.	7.900%	11/1/18	10,544	13,228
PepsiCo Inc.	2.250%	1/7/19	3,275	3,349
2 Perrigo Co. plc	1.300%	11/8/16	1,500	1,501
2 Perrigo Co. plc	2.300%	11/8/18	3,800	3,816
Pfizer Inc.	0.900%	1/15/17	3,450	3,454
Pfizer Inc.	1.100%	5/15/17	4,500	4,525
Pfizer Inc.	1.500%	6/15/18	7,807	7,789
Pfizer Inc.	6.200%	3/15/19	18,529	21,995
Pfizer Inc.	2.100%	5/15/19	6,400	6,442
Pharmacia Corp.	6.500%	12/1/18	1,340	1,611

Philip Morris International Inc.	2.500%	5/16/16	7,950	8,258
Philip Morris International Inc.	1.625%	3/20/17	7,375	7,508
Philip Morris International Inc.	1.125%	8/21/17	6,325	6,302
Philip Morris International Inc.	5.650%	5/16/18	6,825	7,874
Philip Morris International Inc.	1.875%	1/15/19	6,475	6,474
Procter & Gamble Co.	3.150%	9/1/15	4,275	4,424
Procter & Gamble Co.	1.800%	11/15/15	5,050	5,154
Procter & Gamble Co.	4.850%	12/15/15	4,350	4,644
Procter & Gamble Co.	1.450%	8/15/16	6,535	6,653
Procter & Gamble Co.	1.600%	11/15/18	3,600	3,614
Procter & Gamble Co.	4.700%	2/15/19	7,235	8,208
Quest Diagnostics Inc.	5.450%	11/1/15	1,140	1,213
Quest Diagnostics Inc.	3.200%	4/1/16	2,100	2,187
Quest Diagnostics Inc.	6.400%	7/1/17	1,725	1,968
Quest Diagnostics Inc.	2.700%	4/1/19	2,000	2,023
Reynolds American Inc.	1.050%	10/30/15	1,050	1,051
Reynolds American Inc.	6.750%	6/15/17	4,850	5,613
Reynolds American Inc.	7.750%	6/1/18	1,350	1,637
Safeway Inc.	6.350%	8/15/17	6,565	7,474
Sanofi	2.625%	3/29/16	10,490	10,891
Sanofi	1.250%	4/10/18	8,114	8,018
St. Jude Medical Inc.	2.500%	1/15/16	5,512	5,677
Stryker Corp.	2.000%	9/30/16	2,777	2,853
Stryker Corp.	1.300%	4/1/18	4,050	3,999
Sysco Corp.	0.550%	6/12/15	5,268	5,280
Sysco Corp.	5.250%	2/12/18	850	954
Sysco Corp.	5.375%	3/17/19	150	172
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	5,055	5,233
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	8,975	9,207
Thermo Fisher Scientific Inc.	3.200%	5/1/15	3,700	3,791
Thermo Fisher Scientific Inc.	3.200%	3/1/16	5,210	5,430
Thermo Fisher Scientific Inc.	2.250%	8/15/16	8,975	9,238
Thermo Fisher Scientific Inc.	1.300%	2/1/17	2,800	2,807
Thermo Fisher Scientific Inc.	1.850%	1/15/18	1,600	1,612
Thermo Fisher Scientific Inc.	2.400%	2/1/19	4,825	4,908
Tyson Foods Inc.	6.600%	4/1/16	4,585	5,038
Unilever Capital Corp.	0.450%	7/30/15	1,030	1,033
Unilever Capital Corp.	2.750%	2/10/16	2,500	2,595
Unilever Capital Corp.	0.850%	8/2/17	3,575	3,538
Unilever Capital Corp.	4.800%	2/15/19	1,475	1,665
Unilever Capital Corp.	2.200%	3/6/19	3,450	3,495
UST LLC	5.750%	3/1/18	1,975	2,257
Warner Chilcott Co. LLC / Warner Chilcott
Finance LLC	7.750%	9/15/18	6,000	6,337
Whirlpool Corp.	1.350%	3/1/17	2,150	2,158
Whirlpool Corp.	2.400%	3/1/19	2,800	2,825
Wyeth LLC	5.500%	2/15/16	5,325	5,771
Wyeth LLC	5.450%	4/1/17	5,545	6,213
Zimmer Holdings Inc.	1.400%	11/30/14	1,225	1,231
Zoetis Inc.	1.150%	2/1/16	2,425	2,442
Zoetis Inc.	1.875%	2/1/18	3,025	3,043

Energy (6.2%)
Anadarko Petroleum Corp.	5.950%	9/15/16	9,716	10,795
Anadarko Petroleum Corp.	6.375%	9/15/17	11,600	13,392
Anadarko Petroleum Corp.	8.700%	3/15/19	3,925	5,077

Apache Corp.	5.625%	1/15/17	3,500	3,914
Apache Corp.	1.750%	4/15/17	3,850	3,925
Apache Corp.	6.900%	9/15/18	1,775	2,141
Baker Hughes Inc.	7.500%	11/15/18	425	526
BP Capital Markets plc	3.125%	10/1/15	13,450	13,930
BP Capital Markets plc	0.700%	11/6/15	3,435	3,447
BP Capital Markets plc	3.200%	3/11/16	9,830	10,300
BP Capital Markets plc	2.248%	11/1/16	4,390	4,542
BP Capital Markets plc	1.846%	5/5/17	8,007	8,183
BP Capital Markets plc	1.375%	11/6/17	7,900	7,928
BP Capital Markets plc	1.375%	5/10/18	9,050	8,983
BP Capital Markets plc	2.241%	9/26/18	7,050	7,190
BP Capital Markets plc	4.750%	3/10/19	3,950	4,445
BP Capital Markets plc	2.237%	5/10/19	5,725	5,783
Cameron International Corp.	1.150%	12/15/16	2,100	2,104
Cameron International Corp.	6.375%	7/15/18	3,200	3,743
Canadian Natural Resources Ltd.	5.700%	5/15/17	7,091	7,985
Canadian Natural Resources Ltd.	5.900%	2/1/18	975	1,119
Chevron Corp.	0.889%	6/24/16	6,000	6,042
Chevron Corp.	1.104%	12/5/17	9,075	9,043
Chevron Corp.	1.718%	6/24/18	11,375	11,482
Chevron Corp.	4.950%	3/3/19	8,225	9,411
ConocoPhillips	5.200%	5/15/18	1,325	1,506
ConocoPhillips	6.650%	7/15/18	2,000	2,396
ConocoPhillips	5.750%	2/1/19	12,904	15,128
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	9,050	10,079
ConocoPhillips Co.	1.050%	12/15/17	5,500	5,462
Devon Energy Corp.	2.400%	7/15/16	1,675	1,733
Devon Energy Corp.	1.200%	12/15/16	500	503
Devon Energy Corp.	1.875%	5/15/17	6,595	6,722
Devon Energy Corp.	2.250%	12/15/18	6,775	6,875
Devon Energy Corp.	6.300%	1/15/19	4,065	4,808
Diamond Offshore Drilling Inc.	4.875%	7/1/15	1,200	1,257
Diamond Offshore Drilling Inc.	5.875%	5/1/19	3,075	3,603
Encana Corp.	5.900%	12/1/17	2,700	3,097
Encana Corp.	6.500%	5/15/19	2,600	3,099
Ensco plc	3.250%	3/15/16	7,763	8,100
EOG Resources Inc.	2.950%	6/1/15	7,425	7,611
EOG Resources Inc.	2.500%	2/1/16	375	386
EOG Resources Inc.	5.875%	9/15/17	1,700	1,941
EOG Resources Inc.	6.875%	10/1/18	1,675	2,026
EQT Corp.	6.500%	4/1/18	2,500	2,825
FMC Technologies Inc.	2.000%	10/1/17	2,240	2,272
Halliburton Co.	1.000%	8/1/16	1,750	1,764
Halliburton Co.	2.000%	8/1/18	1,750	1,770
Halliburton Co.	5.900%	9/15/18	4,775	5,565
Hess Corp.	8.125%	2/15/19	4,968	6,277
Marathon Oil Corp.	0.900%	11/1/15	4,425	4,445
Marathon Oil Corp.	6.000%	10/1/17	2,825	3,234
Marathon Oil Corp.	5.900%	3/15/18	5,702	6,564
Marathon Petroleum Corp.	3.500%	3/1/16	2,700	2,824
Murphy Oil Corp.	2.500%	12/1/17	4,600	4,728
2 Nabors Industries Inc.	2.350%	9/15/16	1,550	1,586
Nabors Industries Inc.	6.150%	2/15/18	5,750	6,554
Nabors Industries Inc.	9.250%	1/15/19	1,550	1,959
National Oilwell Varco Inc.	1.350%	12/1/17	2,500	2,500
Noble Holding International Ltd.	3.450%	8/1/15	1,190	1,227

Noble Holding International Ltd.	3.050%	3/1/16	4,150	4,289
Noble Holding International Ltd.	2.500%	3/15/17	1,300	1,331
Occidental Petroleum Corp.	2.500%	2/1/16	1,575	1,626
Occidental Petroleum Corp.	4.125%	6/1/16	4,450	4,761
Occidental Petroleum Corp.	1.750%	2/15/17	10,000	10,199
Occidental Petroleum Corp.	1.500%	2/15/18	4,660	4,662
Petro-Canada	6.050%	5/15/18	3,025	3,504
Petrohawk Energy Corp.	7.250%	8/15/18	7,884	8,268
Phillips 66	2.950%	5/1/17	13,425	14,083
Pioneer Natural Resources Co.	5.875%	7/15/16	4,530	4,993
Pioneer Natural Resources Co.	6.650%	3/15/17	700	796
Pioneer Natural Resources Co.	6.875%	5/1/18	2,825	3,344
Rowan Cos. Inc.	5.000%	9/1/17	1,700	1,853
Shell International Finance BV	3.100%	6/28/15	6,400	6,593
Shell International Finance BV	3.250%	9/22/15	7,175	7,445
Shell International Finance BV	0.625%	12/4/15	5,225	5,248
Shell International Finance BV	0.900%	11/15/16	1,000	1,005
Shell International Finance BV	5.200%	3/22/17	6,100	6,818
Shell International Finance BV	1.125%	8/21/17	10,295	10,304
Shell International Finance BV	1.900%	8/10/18	7,250	7,367
Shell International Finance BV	2.000%	11/15/18	8,825	9,026
Southwestern Energy Co.	7.500%	2/1/18	3,406	4,087
Suncor Energy Inc.	6.100%	6/1/18	10,881	12,680
Talisman Energy Inc.	5.125%	5/15/15	1,450	1,512
Total Capital Canada Ltd.	1.450%	1/15/18	4,333	4,367
Total Capital International SA	0.750%	1/25/16	5,835	5,862
Total Capital International SA	1.000%	8/12/16	1,000	1,007
Total Capital International SA	1.500%	2/17/17	9,075	9,208
Total Capital International SA	1.550%	6/28/17	8,501	8,611
Total Capital International SA	2.125%	1/10/19	5,334	5,439
Total Capital SA	3.000%	6/24/15	9,425	9,681
Total Capital SA	3.125%	10/2/15	4,850	5,021
Total Capital SA	2.300%	3/15/16	3,750	3,873
Total Capital SA	2.125%	8/10/18	10,775	11,021
Transocean Inc.	4.950%	11/15/15	4,695	4,966
Transocean Inc.	5.050%	12/15/16	8,050	8,771
Transocean Inc.	2.500%	10/15/17	3,540	3,618
Transocean Inc.	6.000%	3/15/18	9,814	11,061
Valero Energy Corp.	6.125%	6/15/17	4,800	5,491
Valero Energy Corp.	9.375%	3/15/19	4,598	6,063
Weatherford International LLC	6.350%	6/15/17	5,000	5,695
Weatherford International Ltd.	5.500%	2/15/16	1,705	1,837
Weatherford International Ltd.	6.000%	3/15/18	2,125	2,424
Weatherford International Ltd.	9.625%	3/1/19	5,897	7,802
XTO Energy Inc.	6.250%	8/1/17	3,485	4,054
XTO Energy Inc.	5.500%	6/15/18	4,175	4,833
XTO Energy Inc.	6.500%	12/15/18	625	758

Other Industrial (0.1%)
Cintas Corp. No 2	6.125%	12/1/17	875	996
URS Corp.	3.850%	4/1/17	2,500	2,615
Yale University Connecticut GO	2.086%	4/15/19	1,400	1,422

Technology (6.1%)
Agilent Technologies Inc.	5.500%	9/14/15	3,575	3,783
Agilent Technologies Inc.	6.500%	11/1/17	1,275	1,466
Altera Corp.	1.750%	5/15/17	5,575	5,649

Altera Corp.	2.500%	11/15/18	4,500	4,580
Amphenol Corp.	2.550%	1/30/19	4,875	4,970
Analog Devices Inc.	3.000%	4/15/16	2,750	2,861
Apple Inc.	0.450%	5/3/16	8,465	8,458
Apple Inc.	1.050%	5/5/17	9,400	9,411
Apple Inc.	1.000%	5/3/18	21,075	20,693
Apple Inc.	2.100%	5/6/19	12,525	12,619
Applied Materials Inc.	2.650%	6/15/16	3,800	3,940
Arrow Electronics Inc.	3.375%	11/1/15	500	517
Autodesk Inc.	1.950%	12/15/17	2,025	2,049
Avnet Inc.	6.625%	9/15/16	1,600	1,788
Baidu Inc.	2.250%	11/28/17	5,500	5,561
Baidu Inc.	3.250%	8/6/18	4,400	4,529
Broadcom Corp.	2.375%	11/1/15	3,700	3,795
Broadcom Corp.	2.700%	11/1/18	1,775	1,841
CA Inc.	2.875%	8/15/18	1,850	1,900
Cisco Systems Inc.	5.500%	2/22/16	20,475	22,222
Cisco Systems Inc.	1.100%	3/3/17	6,750	6,785
Cisco Systems Inc.	3.150%	3/14/17	3,750	3,984
Cisco Systems Inc.	4.950%	2/15/19	15,025	17,039
Cisco Systems Inc.	2.125%	3/1/19	12,700	12,806
Computer Sciences Corp.	2.500%	9/15/15	1,000	1,022
Computer Sciences Corp.	6.500%	3/15/18	5,450	6,319
Corning Inc.	1.450%	11/15/17	2,850	2,838
Corning Inc.	6.625%	5/15/19	275	333
Dun & Bradstreet Corp.	2.875%	11/15/15	1,625	1,668
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,176
EMC Corp.	1.875%	6/1/18	15,700	15,849
Equifax Inc.	6.300%	7/1/17	1,300	1,482
Fidelity National Information Services Inc.	1.450%	6/5/17	2,300	2,301
Fidelity National Information Services Inc.	2.000%	4/15/18	475	472
Fiserv Inc.	3.125%	6/15/16	5,855	6,115
Fiserv Inc.	6.800%	11/20/17	1,725	2,004
Google Inc.	2.125%	5/19/16	7,450	7,694
Harris Corp.	5.950%	12/1/17	1,675	1,904
Hewlett-Packard Co.	2.125%	9/13/15	6,810	6,940
Hewlett-Packard Co.	2.200%	12/1/15	2,130	2,180
Hewlett-Packard Co.	2.650%	6/1/16	4,895	5,063
Hewlett-Packard Co.	3.000%	9/15/16	7,622	7,957
Hewlett-Packard Co.	3.300%	12/9/16	4,105	4,325
Hewlett-Packard Co.	5.400%	3/1/17	3,125	3,479
Hewlett-Packard Co.	2.600%	9/15/17	7,025	7,272
Hewlett-Packard Co.	5.500%	3/1/18	6,200	7,041
Hewlett-Packard Co.	2.750%	1/14/19	10,000	10,214
Intel Corp.	1.950%	10/1/16	11,650	11,985
Intel Corp.	1.350%	12/15/17	18,300	18,332
International Business Machines Corp.	2.000%	1/5/16	3,900	3,998
International Business Machines Corp.	0.450%	5/6/16	6,825	6,816
International Business Machines Corp.	1.950%	7/22/16	13,255	13,633
International Business Machines Corp.	1.250%	2/6/17	5,825	5,885
International Business Machines Corp.	5.700%	9/14/17	16,706	19,093
International Business Machines Corp.	1.250%	2/8/18	10,675	10,660
International Business Machines Corp.	7.625%	10/15/18	7,954	9,890
International Business Machines Corp.	1.950%	2/12/19	2,000	2,012
Intuit Inc.	5.750%	3/15/17	2,025	2,270
Jabil Circuit Inc.	7.750%	7/15/16	3,450	3,911
Jabil Circuit Inc.	8.250%	3/15/18	1,550	1,845

Juniper Networks Inc.	3.100%	3/15/16	1,450	1,497
KLA-Tencor Corp.	6.900%	5/1/18	4,475	5,273
Lexmark International Inc.	6.650%	6/1/18	100	114
Maxim Integrated Products Inc.	2.500%	11/15/18	3,285	3,328
Microsoft Corp.	1.625%	9/25/15	8,875	9,029
Microsoft Corp.	2.500%	2/8/16	5,327	5,520
Microsoft Corp.	0.875%	11/15/17	3,100	3,084
Microsoft Corp.	1.000%	5/1/18	1,883	1,866
Microsoft Corp.	1.625%	12/6/18	8,400	8,428
Motorola Solutions Inc.	6.000%	11/15/17	3,500	3,984
National Semiconductor Corp.	6.600%	6/15/17	2,350	2,727
NetApp Inc.	2.000%	12/15/17	4,255	4,318
Oracle Corp.	5.250%	1/15/16	5,353	5,756
Oracle Corp.	1.200%	10/15/17	14,300	14,287
Oracle Corp.	5.750%	4/15/18	16,974	19,645
Oracle Corp.	2.375%	1/15/19	12,800	13,108
Pitney Bowes Inc.	4.750%	1/15/16	3,750	3,977
Pitney Bowes Inc.	5.750%	9/15/17	3,080	3,481
Pitney Bowes Inc.	5.600%	3/15/18	725	816
Pitney Bowes Inc.	4.750%	5/15/18	2,750	2,983
2 Seagate HDD Cayman	3.750%	11/15/18	8,375	8,647
Symantec Corp.	2.750%	9/15/15	1,700	1,739
Symantec Corp.	2.750%	6/15/17	3,675	3,781
Tech Data Corp.	3.750%	9/21/17	1,700	1,788
Texas Instruments Inc.	0.450%	8/3/15	4,794	4,805
Texas Instruments Inc.	2.375%	5/16/16	5,600	5,802
Texas Instruments Inc.	1.000%	5/1/18	5,150	5,074
Total System Services Inc.	2.375%	6/1/18	3,125	3,129
Tyco Electronics Group SA	6.550%	10/1/17	3,575	4,147
Tyco Electronics Group SA	2.375%	12/17/18	775	780
Xerox Corp.	6.400%	3/15/16	3,500	3,842
Xerox Corp.	6.750%	2/1/17	3,250	3,699
Xerox Corp.	2.950%	3/15/17	4,650	4,863
Xerox Corp.	6.350%	5/15/18	3,970	4,619
Xerox Corp.	2.750%	3/15/19	3,500	3,568
Xerox Corp.	5.625%	12/15/19	1,367	1,579
Xilinx Inc.	2.125%	3/15/19	2,775	2,796

Transportation (1.1%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	2,250	2,540
Burlington Northern Santa Fe LLC	5.750%	3/15/18	4,200	4,839
Canadian National Railway Co.	5.800%	6/1/16	700	772
Canadian National Railway Co.	1.450%	12/15/16	1,200	1,218
Canadian National Railway Co.	5.850%	11/15/17	1,000	1,147
Canadian National Railway Co.	5.550%	5/15/18	2,190	2,505
Canadian National Railway Co.	5.550%	3/1/19	2,225	2,591
Canadian Pacific Railway Co.	6.500%	5/15/18	1,389	1,622
Canadian Pacific Railway Co.	7.250%	5/15/19	2,180	2,691
Con-way Inc.	7.250%	1/15/18	1,500	1,756
1 Continental Airlines 2009-1 Pass Through
Trust	9.000%	1/8/18	775	881
CSX Corp.	5.600%	5/1/17	1,545	1,733
CSX Corp.	6.250%	3/15/18	6,750	7,892
CSX Corp.	7.375%	2/1/19	1,200	1,475
FedEx Corp.	8.000%	1/15/19	4,100	5,161
JB Hunt Transport Services Inc.	3.375%	9/15/15	300	310
JB Hunt Transport Services Inc.	2.400%	3/15/19	2,500	2,524

Norfolk Southern Corp.	5.750%	1/15/16	3,300	3,562
Norfolk Southern Corp.	7.700%	5/15/17	800	948
Norfolk Southern Corp.	5.750%	4/1/18	3,625	4,167
Ryder System Inc.	7.200%	9/1/15	325	351
Ryder System Inc.	3.600%	3/1/16	3,850	4,022
Ryder System Inc.	5.850%	11/1/16	100	111
Ryder System Inc.	2.500%	3/1/17	4,100	4,212
Ryder System Inc.	3.500%	6/1/17	2,325	2,467
Ryder System Inc.	2.500%	3/1/18	1,075	1,105
Ryder System Inc.	2.450%	11/15/18	4,925	5,027
Ryder System Inc.	2.450%	9/3/19	1,200	1,207
Southwest Airlines Co.	5.750%	12/15/16	1,640	1,817
Southwest Airlines Co.	5.125%	3/1/17	1,600	1,754
1 UAL 2009-1 Pass Through Trust	10.400%	11/1/16	1,181	1,352
1 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	3,786	4,345
Union Pacific Corp.	5.750%	11/15/17	2,200	2,523
Union Pacific Corp.	5.700%	8/15/18	1,825	2,120
Union Pacific Corp.	2.250%	2/15/19	1,800	1,833
United Parcel Service Inc.	1.125%	10/1/17	2,825	2,832
United Parcel Service Inc.	5.500%	1/15/18	4,950	5,680
United Parcel Service Inc.	5.125%	4/1/19	4,275	4,921
				4,469,186
Utilities (7.5%)
Electric (4.8%)
Alabama Power Co.	0.550%	10/15/15	1,900	1,904
Alabama Power Co.	5.500%	10/15/17	1,925	2,181
Ameren Illinois Co.	6.125%	11/15/17	625	725
American Electric Power Co. Inc.	1.650%	12/15/17	3,775	3,784
Appalachian Power Co.	5.000%	6/1/17	200	221
Arizona Public Service Co.	8.750%	3/1/19	4,825	6,253
Avista Corp.	5.950%	6/1/18	1,450	1,677
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,509
Berkshire Hathaway Energy Co.	1.100%	5/15/17	5,700	5,679
Berkshire Hathaway Energy Co.	5.750%	4/1/18	3,325	3,814
Berkshire Hathaway Energy Co.	2.000%	11/15/18	1,725	1,729
CenterPoint Energy Inc.	6.500%	5/1/18	4,328	5,073
Cleco Power LLC	6.650%	6/15/18	817	961
Cleveland Electric Illuminating Co.	7.880%	11/1/17	575	693
CMS Energy Corp.	4.250%	9/30/15	1,500	1,565
CMS Energy Corp.	6.550%	7/17/17	1,000	1,156
CMS Energy Corp.	5.050%	2/15/18	1,000	1,117
Commonwealth Edison Co.	5.950%	8/15/16	700	776
Commonwealth Edison Co.	1.950%	9/1/16	500	512
Commonwealth Edison Co.	6.150%	9/15/17	1,475	1,700
Commonwealth Edison Co.	5.800%	3/15/18	4,805	5,529
Commonwealth Edison Co.	2.150%	1/15/19	7,375	7,463
Connecticut Light & Power Co.	5.650%	5/1/18	2,750	3,131
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	4,772	5,124
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,563	6,146
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	2,725	3,142
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	3,575	4,371
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	975	1,179
Constellation Energy Group Inc.	4.550%	6/15/15	2,975	3,089
Consumers Energy Co.	5.500%	8/15/16	1,300	1,432
Consumers Energy Co.	5.150%	2/15/17	1,000	1,108
Consumers Energy Co.	5.650%	9/15/18	2,000	2,319
Consumers Energy Co.	6.125%	3/15/19	4,400	5,232

2 Dayton Power & Light Co.	1.875%	9/15/16	1,975	2,008
Dominion Resources Inc.	5.150%	7/15/15	5,000	5,254
Dominion Resources Inc.	2.250%	9/1/15	1,825	1,862
Dominion Resources Inc.	1.950%	8/15/16	6,180	6,331
Dominion Resources Inc.	1.250%	3/15/17	400	402
Dominion Resources Inc.	1.400%	9/15/17	4,625	4,627
Dominion Resources Inc.	6.000%	11/30/17	2,100	2,415
Dominion Resources Inc.	6.400%	6/15/18	325	383
Dominion Resources Inc.	8.875%	1/15/19	3,400	4,406
1 Dominion Resources Inc.	7.500%	6/30/66	1,100	1,192
DTE Electric Co.	5.600%	6/15/18	850	974
DTE Energy Co.	6.350%	6/1/16	1,865	2,066
Duke Energy Carolinas LLC	5.300%	10/1/15	3,600	3,832
Duke Energy Carolinas LLC	1.750%	12/15/16	5,125	5,250
Duke Energy Carolinas LLC	5.100%	4/15/18	1,550	1,756
Duke Energy Carolinas LLC	7.000%	11/15/18	2,250	2,745
Duke Energy Corp.	2.150%	11/15/16	3,500	3,604
Duke Energy Corp.	1.625%	8/15/17	7,050	7,122
Duke Energy Corp.	2.100%	6/15/18	3,350	3,394
Duke Energy Corp.	6.250%	6/15/18	2,000	2,332
Duke Energy Florida Inc.	5.100%	12/1/15	2,150	2,294
Duke Energy Florida Inc.	5.800%	9/15/17	265	305
Duke Energy Florida Inc.	5.650%	6/15/18	5,725	6,591
Duke Energy Indiana Inc.	6.050%	6/15/16	500	552
Duke Energy Ohio Inc.	5.450%	4/1/19	3,855	4,458
Duke Energy Progress Inc.	5.150%	4/1/15	237	247
Duke Energy Progress Inc.	5.300%	1/15/19	3,300	3,795
Edison International	3.750%	9/15/17	4,600	4,920
Entergy Corp.	4.700%	1/15/17	6,075	6,546
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,325	2,648
Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,613
Entergy Texas Inc.	7.125%	2/1/19	3,035	3,695
Exelon Corp.	4.900%	6/15/15	4,175	4,349
Exelon Generation Co. LLC	6.200%	10/1/17	4,615	5,261
Florida Power & Light Co.	5.550%	11/1/17	1,350	1,543
Georgia Power Co.	0.750%	8/10/15	3,550	3,563
Georgia Power Co.	0.625%	11/15/15	3,725	3,727
Georgia Power Co.	5.700%	6/1/17	1,300	1,469
Georgia Power Co.	5.400%	6/1/18	2,500	2,856
Indiana Michigan Power Co.	7.000%	3/15/19	2,080	2,534
1 Integrys Energy Group Inc.	6.110%	12/1/66	2,700	2,727
Jersey Central Power & Light Co.	5.625%	5/1/16	4,525	4,897
Jersey Central Power & Light Co.	5.650%	6/1/17	1,000	1,116
Kansas City Power & Light Co.	6.375%	3/1/18	586	680
Kentucky Utilities Co.	1.625%	11/1/15	350	355
LG&E & KU Energy LLC	2.125%	11/15/15	5,845	5,939
Louisville Gas & Electric Co.	1.625%	11/15/15	1,200	1,219
Metropolitan Edison Co.	7.700%	1/15/19	1,017	1,250
MidAmerican Energy Co.	5.950%	7/15/17	3,539	4,047
Mississippi Power Co.	2.350%	10/15/16	570	589
National Rural Utilities Cooperative Finance
Corp.	1.900%	11/1/15	1,350	1,377
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	4,750	4,960
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	2,700	3,024

National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	3,100	3,542
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	6,714	9,110
National Rural Utilities Cooperative Finance
Corp.	2.150%	2/1/19	5,000	5,051
Nevada Power Co.	6.500%	5/15/18	475	559
Nevada Power Co.	6.500%	8/1/18	3,070	3,647
Nevada Power Co.	7.125%	3/15/19	3,830	4,699
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	5,515	5,551
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	560	574
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	4,365	4,833
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	4,100	4,768
1 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,800	2,762
1 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,075	1,083
1 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	675	746
Northeast Utilities	1.450%	5/1/18	3,200	3,153
Northern States Power Co.	1.950%	8/15/15	1,125	1,142
Northern States Power Co.	5.250%	3/1/18	2,900	3,293
NSTAR Electric Co.	5.625%	11/15/17	525	597
Ohio Power Co.	6.000%	6/1/16	4,650	5,132
Ohio Power Co.	6.050%	5/1/18	275	318
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,500	4,197
2 Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,250	2,260
Pacific Gas & Electric Co.	5.625%	11/30/17	5,095	5,816
Pacific Gas & Electric Co.	8.250%	10/15/18	4,440	5,577
PacifiCorp	5.650%	7/15/18	1,425	1,643
PacifiCorp	5.500%	1/15/19	2,500	2,893
Peco Energy Co.	1.200%	10/15/16	2,125	2,147
Peco Energy Co.	5.350%	3/1/18	2,700	3,061
Pennsylvania Electric Co.	6.050%	9/1/17	3,275	3,693
Pepco Holdings Inc.	2.700%	10/1/15	500	511
PG&E Corp.	2.400%	3/1/19	1,975	1,999
Portland General Electric Co.	6.100%	4/15/19	1,885	2,236
PPL Capital Funding Inc.	1.900%	6/1/18	3,750	3,754
PPL Energy Supply LLC	6.200%	5/15/16	3,625	3,921
PPL Energy Supply LLC	6.500%	5/1/18	450	505
Progress Energy Inc.	5.625%	1/15/16	154	166
PSEG Power LLC	5.500%	12/1/15	975	1,045
PSEG Power LLC	2.750%	9/15/16	300	313
PSEG Power LLC	2.450%	11/15/18	3,000	3,057
Public Service Co. of New Mexico	7.950%	5/15/18	1,265	1,523
Public Service Electric & Gas Co.	5.300%	5/1/18	2,595	2,961
Public Service Electric & Gas Co.	2.300%	9/15/18	1,600	1,638
Public Service Electric & Gas Co.	1.800%	6/1/19	5,200	5,173
San Diego Gas & Electric Co.	5.300%	11/15/15	300	320
Sierra Pacific Power Co.	6.000%	5/15/16	5,150	5,680
South Carolina Electric & Gas Co.	5.250%	11/1/18	2,225	2,556
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,275	2,726
Southern California Edison Co.	5.000%	1/15/16	1,200	1,287
Southern California Edison Co.	1.125%	5/1/17	2,500	2,510
Southern California Edison Co.	5.500%	8/15/18	3,700	4,259
Southern Co.	2.375%	9/15/15	3,700	3,785
Southern Co.	1.950%	9/1/16	1,950	2,000
Southern Co.	2.450%	9/1/18	3,500	3,594
Southern Power Co.	4.875%	7/15/15	4,212	4,406
Southwestern Electric Power Co.	5.550%	1/15/17	675	749

Southwestern Electric Power Co.	5.875%	3/1/18	775	887
Southwestern Electric Power Co.	6.450%	1/15/19	3,200	3,803
Southwestern Public Service Co.	8.750%	12/1/18	155	199
Tampa Electric Co.	6.100%	5/15/18	2,150	2,486
TECO Finance Inc.	4.000%	3/15/16	725	765
TECO Finance Inc.	6.572%	11/1/17	2,385	2,756
TransAlta Corp.	6.650%	5/15/18	2,100	2,395
Union Electric Co.	6.400%	6/15/17	4,215	4,814
Union Electric Co.	6.700%	2/1/19	4,075	4,915
Virginia Electric & Power Co.	5.400%	1/15/16	525	565
Virginia Electric & Power Co.	5.950%	9/15/17	1,000	1,150
Virginia Electric & Power Co.	1.200%	1/15/18	4,100	4,061
Virginia Electric & Power Co.	5.400%	4/30/18	2,400	2,744
Wisconsin Electric Power Co.	1.700%	6/15/18	2,250	2,253
1 Wisconsin Energy Corp.	6.250%	5/15/67	2,275	2,360
Xcel Energy Inc.	0.750%	5/9/16	2,750	2,756

Natural Gas (2.6%)
AGL Capital Corp.	6.375%	7/15/16	775	859
Atmos Energy Corp.	6.350%	6/15/17	2,300	2,651
Atmos Energy Corp.	8.500%	3/15/19	1,775	2,287
Boardwalk Pipelines LP	5.500%	2/1/17	2,200	2,379
Boardwalk Pipelines LP	5.750%	9/15/19	2,000	2,208
British Transco Finance Inc.	6.625%	6/1/18	1,585	1,877
Buckeye Partners LP	6.050%	1/15/18	2,525	2,869
Buckeye Partners LP	2.650%	11/15/18	500	503
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,486
CenterPoint Energy Resources Corp.	6.125%	11/1/17	900	1,027
CenterPoint Energy Resources Corp.	6.000%	5/15/18	4,000	4,593
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	3,426	3,719
DCP Midstream Operating LP	3.250%	10/1/15	200	206
DCP Midstream Operating LP	2.500%	12/1/17	4,755	4,889
DCP Midstream Operating LP	2.700%	4/1/19	3,025	3,065
El Paso Natural Gas Co. LLC	5.950%	4/15/17	4,050	4,547
2 Enable Midstream Partners LP	2.400%	5/15/19	3,700	3,707
Enbridge Energy Partners LP	5.875%	12/15/16	1,729	1,924
Enbridge Energy Partners LP	6.500%	4/15/18	4,766	5,550
Enbridge Energy Partners LP	9.875%	3/1/19	1,325	1,753
Enbridge Inc.	5.600%	4/1/17	2,653	2,973
Energy Transfer Partners LP	6.125%	2/15/17	4,500	5,042
Energy Transfer Partners LP	6.700%	7/1/18	8,025	9,429
Energy Transfer Partners LP	9.000%	4/15/19	1,425	1,832
EnLink Midstream Partners LP	2.700%	4/1/19	2,250	2,290
Enterprise Products Operating LLC	5.000%	3/1/15	606	626
Enterprise Products Operating LLC	3.700%	6/1/15	3,600	3,713
Enterprise Products Operating LLC	1.250%	8/13/15	1,850	1,865
Enterprise Products Operating LLC	3.200%	2/1/16	4,125	4,299
Enterprise Products Operating LLC	6.300%	9/15/17	4,650	5,385
Enterprise Products Operating LLC	6.650%	4/15/18	2,450	2,902
Enterprise Products Operating LLC	6.500%	1/31/19	3,100	3,703
1 Enterprise Products Operating LLC	8.375%	8/1/66	3,600	4,068
1 Enterprise Products Operating LLC	7.034%	1/15/68	4,265	4,835
Kinder Morgan Energy Partners LP	3.500%	3/1/16	350	366
Kinder Morgan Energy Partners LP	6.000%	2/1/17	3,750	4,198
Kinder Morgan Energy Partners LP	5.950%	2/15/18	9,250	10,592
Kinder Morgan Energy Partners LP	2.650%	2/1/19	425	432
Kinder Morgan Energy Partners LP	9.000%	2/1/19	1,850	2,388

Magellan Midstream Partners LP	5.650%	10/15/16	1,525	1,692
National Grid plc	6.300%	8/1/16	5,150	5,721
Nisource Finance Corp.	5.250%	9/15/17	2,900	3,235
Nisource Finance Corp.	6.400%	3/15/18	6,750	7,850
Nisource Finance Corp.	6.800%	1/15/19	1,975	2,366
2 ONE Gas Inc.	2.070%	2/1/19	2,600	2,615
ONEOK Partners LP	3.250%	2/1/16	3,750	3,904
ONEOK Partners LP	6.150%	10/1/16	2,450	2,743
ONEOK Partners LP	2.000%	10/1/17	3,175	3,224
ONEOK Partners LP	3.200%	9/15/18	600	629
ONEOK Partners LP	8.625%	3/1/19	4,075	5,170
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	1,725	1,970
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	2,575	3,000
Plains All American Pipeline LP / PAA
Finance Corp.	3.950%	9/15/15	1,700	1,773
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	1,800	2,026
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	3,100	3,655
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	690	895
Questar Corp.	2.750%	2/1/16	275	283
Sempra Energy	6.500%	6/1/16	4,974	5,520
Sempra Energy	2.300%	4/1/17	4,150	4,266
Sempra Energy	6.150%	6/15/18	7,925	9,253
2 Southern Natural Gas Co. LLC	5.900%	4/1/17	2,858	3,205
Spectra Energy Capital LLC	6.200%	4/15/18	1,300	1,502
Spectra Energy Partners LP	2.950%	9/25/18	3,825	3,981
Sunoco Inc.	5.750%	1/15/17	600	663
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	2,675	3,125
Texas Gas Transmission LLC	4.600%	6/1/15	175	182
TransCanada PipeLines Ltd.	3.400%	6/1/15	3,975	4,092
TransCanada PipeLines Ltd.	0.750%	1/15/16	7,125	7,152
TransCanada PipeLines Ltd.	6.500%	8/15/18	5,317	6,325
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,392	2,923
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	5,625	5,851
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	1,375	1,587
Western Gas Partners LP	2.600%	8/15/18	3,650	3,723
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	3,125	3,590

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	3,000	3,420
Veolia Environnement SA	6.000%	6/1/18	2,050	2,339

				694,312
Total Corporate Bonds (Cost $8,992,365)				9,113,998

Taxable Municipal Bond (0.0%)
Stanford University California GO (Cost
$2,037)	4.750%	5/1/19	1,800	2,038

			Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
3 Vanguard Market Liquidity Fund (Cost
$54,885)	0.112%		54,884,577	54,885

Total Investments (99.4%) (Cost $9,049,287)				9,170,921
Other Assets and Liabilities-Net (0.6%)				54,860
Net Assets (100%)				9,225,781
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $67,207,000, representing 0.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

Short-Term Corporate Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	9,113,998	—
Taxable Municipal Bonds	—	2,038	—
Temporary Cash Investments	54,885	—	—
Total	54,885	9,116,036	—

C. At May 31, 2014, the cost of investment securities for tax purposes was $9,050,374,000. Net unrealized appreciation of investment securities for tax purposes was $120,547,000, consisting of unrealized gains of $123,296,000 on securities that had risen in value since their purchase and $2,749,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.8%)
United States Treasury Note/Bond	2.000%	5/31/21	23,118	23,028
United States Treasury Note/Bond	2.500%	5/15/24	10,251	10,275
Total U.S. Government and Agency Obligations (Cost $33,325)				33,303
Corporate Bonds (97.7%)
Finance (30.8%)
Banking (16.8%)
Abbey National Treasury Services plc	4.000%	3/13/24	3,000	3,125
American Express Co.	2.650%	12/2/22	6,013	5,864
Bancolombia SA	5.950%	6/3/21	2,900	3,199
Bank of America Corp.	7.625%	6/1/19	9,025	11,183
Bank of America Corp.	5.625%	7/1/20	9,520	10,973
Bank of America Corp.	5.875%	1/5/21	3,425	3,986
Bank of America Corp.	5.000%	5/13/21	5,345	5,956
Bank of America Corp.	5.700%	1/24/22	11,375	13,185
Bank of America Corp.	3.300%	1/11/23	15,925	15,663
Bank of America Corp.	4.100%	7/24/23	6,350	6,564
Bank of America Corp.	4.125%	1/22/24	9,900	10,195
Bank of America Corp.	4.000%	4/1/24	9,275	9,477
Bank of Montreal	2.550%	11/6/22	4,100	3,973
Bank of New York Mellon Corp.	4.600%	1/15/20	2,425	2,710
Bank of New York Mellon Corp.	4.150%	2/1/21	650	711
Bank of New York Mellon Corp.	3.550%	9/23/21	4,800	5,055
Bank of New York Mellon Corp.	3.650%	2/4/24	2,050	2,119
Bank of New York Mellon Corp.	3.400%	5/15/24	1,525	1,548
Bank of Nova Scotia	4.375%	1/13/21	2,450	2,723
Barclays Bank plc	5.125%	1/8/20	5,490	6,211
Barclays Bank plc	5.140%	10/14/20	3,800	4,148
Barclays Bank plc	3.750%	5/15/24	7,300	7,371
BB&T Corp.	5.250%	11/1/19	1,650	1,880
BB&T Corp.	3.950%	3/22/22	1,609	1,697
BNP Paribas SA	5.000%	1/15/21	9,240	10,275
BNP Paribas SA	3.250%	3/3/23	5,200	5,117
BPCE SA	4.000%	4/15/24	5,000	5,092
Branch Banking & Trust Co.	2.850%	4/1/21	2,000	2,029
Capital One Bank USA NA	8.800%	7/15/19	1,925	2,490
Capital One Bank USA NA	3.375%	2/15/23	3,955	3,935
Capital One Financial Corp.	4.750%	7/15/21	5,554	6,190
Capital One Financial Corp.	3.500%	6/15/23	2,915	2,932
Capital One Financial Corp.	3.750%	4/24/24	1,700	1,726
Citigroup Inc.	5.375%	8/9/20	8,249	9,437
Citigroup Inc.	4.500%	1/14/22	7,075	7,680
Citigroup Inc.	4.050%	7/30/22	2,175	2,218
Citigroup Inc.	3.375%	3/1/23	6,075	6,021
Citigroup Inc.	3.500%	5/15/23	4,525	4,382
Citigroup Inc.	3.875%	10/25/23	7,175	7,295
City National Corp.	5.250%	9/15/20	1,050	1,184
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	5,290	5,848

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	8,800	9,328
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	4,575	4,649
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	8,350	8,804
Credit Suisse	5.300%	8/13/19	4,820	5,524
Credit Suisse	5.400%	1/14/20	4,125	4,626
Credit Suisse	4.375%	8/5/20	4,160	4,536
Deutsche Bank AG	3.700%	5/30/24	4,975	4,994
1 Deutsche Bank AG	4.296%	5/24/28	4,750	4,669
Discover Bank	7.000%	4/15/20	3,475	4,209
Discover Bank	4.200%	8/8/23	2,150	2,261
Discover Financial Services	3.850%	11/21/22	2,002	2,030
Fifth Third Bancorp	3.500%	3/15/22	1,825	1,881
Fifth Third Bancorp	4.300%	1/16/24	2,200	2,287
First Niagara Financial Group Inc.	6.750%	3/19/20	1,100	1,272
FirstMerit Corp.	4.350%	2/4/23	1,125	1,171
Goldman Sachs Group Inc.	5.375%	3/15/20	9,904	11,200
Goldman Sachs Group Inc.	6.000%	6/15/20	8,305	9,666
Goldman Sachs Group Inc.	5.250%	7/27/21	11,325	12,741
Goldman Sachs Group Inc.	5.750%	1/24/22	14,583	16,846
Goldman Sachs Group Inc.	3.625%	1/22/23	8,500	8,507
Goldman Sachs Group Inc.	4.000%	3/3/24	10,550	10,726
HSBC Bank USA NA	4.875%	8/24/20	4,105	4,561
HSBC Holdings plc	5.100%	4/5/21	8,775	9,968
HSBC Holdings plc	4.875%	1/14/22	2,525	2,841
HSBC Holdings plc	4.000%	3/30/22	6,900	7,366
HSBC Holdings plc	4.250%	3/14/24	6,625	6,815
HSBC USA Inc.	5.000%	9/27/20	1,950	2,156
Huntington Bancshares Inc.	7.000%	12/15/20	675	819
Intesa Sanpaolo SPA	5.250%	1/12/24	4,350	4,717
JPMorgan Chase & Co.	4.950%	3/25/20	5,597	6,302
JPMorgan Chase & Co.	4.400%	7/22/20	7,925	8,692
JPMorgan Chase & Co.	4.250%	10/15/20	9,700	10,533
JPMorgan Chase & Co.	4.625%	5/10/21	5,825	6,431
JPMorgan Chase & Co.	4.350%	8/15/21	6,575	7,149
JPMorgan Chase & Co.	4.500%	1/24/22	10,650	11,617
JPMorgan Chase & Co.	3.250%	9/23/22	11,075	11,064
JPMorgan Chase & Co.	3.200%	1/25/23	6,850	6,767
JPMorgan Chase & Co.	3.375%	5/1/23	7,275	7,095
JPMorgan Chase & Co.	3.875%	2/1/24	8,350	8,575
JPMorgan Chase & Co.	3.625%	5/13/24	7,875	7,889
KeyCorp	5.100%	3/24/21	3,300	3,764
Lloyds Bank plc	6.375%	1/21/21	3,333	4,058
Morgan Stanley	5.625%	9/23/19	11,065	12,725
Morgan Stanley	5.500%	1/26/20	7,600	8,677
Morgan Stanley	5.500%	7/24/20	6,586	7,535
Morgan Stanley	5.750%	1/25/21	7,152	8,280
Morgan Stanley	5.500%	7/28/21	6,425	7,352
Morgan Stanley	4.875%	11/1/22	7,150	7,649
Morgan Stanley	3.750%	2/25/23	7,875	7,984
Morgan Stanley	4.100%	5/22/23	6,975	7,020
Morgan Stanley	3.875%	4/29/24	11,350	11,454
National Australia Bank Ltd.	3.000%	1/20/23	2,575	2,517
Northern Trust Corp.	3.450%	11/4/20	2,125	2,268
Northern Trust Corp.	3.375%	8/23/21	1,750	1,836

Northern Trust Corp.	2.375%	8/2/22	1,475	1,424
People's United Financial Inc.	3.650%	12/6/22	1,650	1,654
PNC Bank NA	2.700%	11/1/22	4,475	4,320
PNC Bank NA	2.950%	1/30/23	1,675	1,642
PNC Bank NA	3.800%	7/25/23	2,050	2,126
PNC Financial Services Group Inc.	2.854%	11/9/22	1,350	1,316
PNC Financial Services Group Inc.	3.900%	4/29/24	1,775	1,810
PNC Funding Corp.	6.700%	6/10/19	4,940	5,985
PNC Funding Corp.	5.125%	2/8/20	2,727	3,112
PNC Funding Corp.	4.375%	8/11/20	1,250	1,376
PNC Funding Corp.	3.300%	3/8/22	2,877	2,950
Royal Bank of Scotland Group plc	6.400%	10/21/19	4,886	5,735
Royal Bank of Scotland plc	5.625%	8/24/20	4,138	4,748
Royal Bank of Scotland plc	6.125%	1/11/21	2,600	3,069
State Street Corp.	4.375%	3/7/21	2,675	2,976
State Street Corp.	3.100%	5/15/23	3,400	3,313
State Street Corp.	3.700%	11/20/23	2,835	2,949
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,475	2,487
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	775	762
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	2,100	2,208
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	2,475	2,587
SunTrust Bank	2.750%	5/1/23	1,975	1,899
UBS AG	4.875%	8/4/20	6,802	7,675
UnionBanCal Corp.	3.500%	6/18/22	1,950	2,014
US Bancorp	4.125%	5/24/21	2,756	3,002
US Bancorp	3.000%	3/15/22	3,350	3,379
US Bancorp	2.950%	7/15/22	4,325	4,256
US Bancorp	3.700%	1/30/24	2,350	2,442
Wells Fargo & Co.	3.000%	1/22/21	4,550	4,644
Wells Fargo & Co.	4.600%	4/1/21	9,222	10,293
Wells Fargo & Co.	3.500%	3/8/22	8,500	8,796
Wells Fargo & Co.	3.450%	2/13/23	5,975	5,920
Wells Fargo & Co.	4.125%	8/15/23	5,600	5,787
Wells Fargo & Co.	4.480%	1/16/24	2,500	2,645
Westpac Banking Corp.	4.875%	11/19/19	5,988	6,742
Zions Bancorporation	4.500%	6/13/23	800	816

Brokerage (1.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	875	905
Ameriprise Financial Inc.	7.300%	6/28/19	1,000	1,241
Ameriprise Financial Inc.	5.300%	3/15/20	1,475	1,693
Ameriprise Financial Inc.	4.000%	10/15/23	4,175	4,408
BlackRock Inc.	5.000%	12/10/19	4,950	5,647
BlackRock Inc.	4.250%	5/24/21	1,700	1,869
BlackRock Inc.	3.375%	6/1/22	2,375	2,449
BlackRock Inc.	3.500%	3/18/24	3,000	3,036
Charles Schwab Corp.	4.450%	7/22/20	2,350	2,605
Charles Schwab Corp.	3.225%	9/1/22	575	584
Eaton Vance Corp.	3.625%	6/15/23	1,000	1,019
Franklin Resources Inc.	2.800%	9/15/22	2,800	2,748
Invesco Finance plc	3.125%	11/30/22	2,900	2,890
Invesco Finance plc	4.000%	1/30/24	1,700	1,783
Jefferies Group LLC	8.500%	7/15/19	2,230	2,786
Jefferies Group LLC	6.875%	4/15/21	2,385	2,786
Jefferies Group LLC	5.125%	1/20/23	1,900	2,030
Lazard Group LLC	4.250%	11/14/20	1,575	1,651
Leucadia National Corp.	5.500%	10/18/23	2,450	2,596

Nomura Holdings Inc.	6.700%	3/4/20	4,775	5,741
Raymond James Financial Inc.	8.600%	8/15/19	500	634
TD Ameritrade Holding Corp.	5.600%	12/1/19	1,500	1,747

Finance Companies (2.4%)
Air Lease Corp.	4.750%	3/1/20	2,000	2,153
Air Lease Corp.	3.875%	4/1/21	1,550	1,577
Block Financial LLC	5.500%	11/1/22	1,850	2,025
GATX Corp.	2.500%	7/30/19	2,100	2,112
GATX Corp.	4.750%	6/15/22	975	1,053
GATX Corp.	3.900%	3/30/23	725	740
General Electric Capital Corp.	6.000%	8/7/19	8,336	9,882
General Electric Capital Corp.	2.100%	12/11/19	1,375	1,379
General Electric Capital Corp.	5.500%	1/8/20	5,225	6,066
General Electric Capital Corp.	5.550%	5/4/20	4,951	5,777
General Electric Capital Corp.	4.375%	9/16/20	5,850	6,434
General Electric Capital Corp.	4.625%	1/7/21	7,413	8,272
General Electric Capital Corp.	5.300%	2/11/21	6,900	7,858
General Electric Capital Corp.	4.650%	10/17/21	10,475	11,659
General Electric Capital Corp.	3.150%	9/7/22	6,700	6,771
General Electric Capital Corp.	3.100%	1/9/23	8,625	8,610
General Electric Capital Corp.	3.450%	5/15/24	2,900	2,919
HSBC Finance Corp.	6.676%	1/15/21	10,722	12,833
Prospect Capital Corp.	5.000%	7/15/19	1,000	1,029
Prospect Capital Corp.	5.875%	3/15/23	825	852

Insurance (5.4%)
ACE INA Holdings Inc.	5.900%	6/15/19	1,775	2,085
ACE INA Holdings Inc.	2.700%	3/13/23	2,322	2,256
ACE INA Holdings Inc.	3.350%	5/15/24	1,000	991
AEGON Funding Co. LLC	5.750%	12/15/20	1,520	1,779
Aetna Inc.	3.950%	9/1/20	4,435	4,799
Aetna Inc.	2.750%	11/15/22	3,900	3,767
Aflac Inc.	4.000%	2/15/22	2,300	2,468
Aflac Inc.	3.625%	6/15/23	4,300	4,411
Alleghany Corp.	5.625%	9/15/20	300	340
Alleghany Corp.	4.950%	6/27/22	2,725	2,990
Allied World Assurance Co. Ltd.	5.500%	11/15/20	375	424
Allstate Corp.	3.150%	6/15/23	2,975	2,991
1 Allstate Corp.	5.750%	8/15/53	2,300	2,455
Alterra Finance LLC	6.250%	9/30/20	320	374
American Financial Group Inc.	9.875%	6/15/19	2,650	3,470
American International Group Inc.	3.375%	8/15/20	4,750	4,949
American International Group Inc.	6.400%	12/15/20	5,549	6,719
American International Group Inc.	4.875%	6/1/22	4,150	4,639
American International Group Inc.	4.125%	2/15/24	2,925	3,076
Aon Corp.	5.000%	9/30/20	1,725	1,941
Aon plc	4.000%	11/27/23	1,125	1,175
Aon plc	3.500%	6/14/24	1,000	1,003
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	116
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,950	2,033
Assurant Inc.	4.000%	3/15/23	1,800	1,814
Axis Specialty Finance LLC	5.875%	6/1/20	1,692	1,950
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	2,425	2,494
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	3,174	3,510
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,000	4,047
Berkshire Hathaway Inc.	3.750%	8/15/21	2,375	2,545

Berkshire Hathaway Inc.	3.000%	2/11/23	1,550	1,555
Cigna Corp.	5.125%	6/15/20	690	783
Cigna Corp.	4.500%	3/15/21	2,924	3,206
Cigna Corp.	4.000%	2/15/22	2,425	2,578
CNA Financial Corp.	7.350%	11/15/19	1,764	2,181
CNA Financial Corp.	5.875%	8/15/20	2,202	2,577
CNA Financial Corp.	3.950%	5/15/24	2,150	2,223
Coventry Health Care Inc.	5.450%	6/15/21	1,800	2,093
Fidelity National Financial Inc.	5.500%	9/1/22	975	1,069
First American Financial Corp.	4.300%	2/1/23	725	726
Genworth Holdings Inc.	7.700%	6/15/20	900	1,111
Genworth Holdings Inc.	7.200%	2/15/21	2,575	3,135
Genworth Holdings Inc.	7.625%	9/24/21	3,125	3,926
Genworth Holdings Inc.	4.900%	8/15/23	1,750	1,871
Hanover Insurance Group Inc.	6.375%	6/15/21	725	846
Hartford Financial Services Group Inc.	5.500%	3/30/20	2,629	3,022
Hartford Financial Services Group Inc.	5.125%	4/15/22	2,600	2,956
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,000	1,182
Humana Inc.	3.150%	12/1/22	1,433	1,412
Infinity Property & Casualty Corp.	5.000%	9/19/22	575	602
Lincoln National Corp.	8.750%	7/1/19	1,925	2,513
Lincoln National Corp.	6.250%	2/15/20	1,350	1,608
Lincoln National Corp.	4.200%	3/15/22	1,172	1,254
Lincoln National Corp.	4.000%	9/1/23	1,000	1,043
Loews Corp.	2.625%	5/15/23	1,300	1,235
Manulife Financial Corp.	4.900%	9/17/20	1,975	2,203
Markel Corp.	7.125%	9/30/19	1,000	1,209
Markel Corp.	5.350%	6/1/21	380	429
Markel Corp.	4.900%	7/1/22	2,375	2,608
Markel Corp.	3.625%	3/30/23	1,025	1,027
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,425	1,586
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	825	867
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	1,400	1,400
MetLife Inc.	4.750%	2/8/21	4,550	5,101
MetLife Inc.	3.048%	12/15/22	475	472
MetLife Inc.	4.368%	9/15/23	3,000	3,232
MetLife Inc.	3.600%	4/10/24	2,875	2,924
Montpelier Re Holdings Ltd.	4.700%	10/15/22	675	696
Navigators Group Inc.	5.750%	10/15/23	1,000	1,100
OneBeacon US Holdings Inc.	4.600%	11/9/22	725	741
PartnerRe Finance B LLC	5.500%	6/1/20	2,095	2,388
Primerica Inc.	4.750%	7/15/22	750	819
Principal Financial Group Inc.	3.300%	9/15/22	725	726
Principal Financial Group Inc.	3.125%	5/15/23	2,008	1,967
ProAssurance Corp.	5.300%	11/15/23	700	759
Progressive Corp.	3.750%	8/23/21	1,563	1,674
Protective Life Corp.	7.375%	10/15/19	1,200	1,483
Prudential Financial Inc.	7.375%	6/15/19	2,525	3,141
Prudential Financial Inc.	5.375%	6/21/20	3,024	3,487
Prudential Financial Inc.	4.500%	11/15/20	1,400	1,549
Prudential Financial Inc.	4.500%	11/16/21	1,780	1,964
Prudential Financial Inc.	3.500%	5/15/24	1,500	1,502
1 Prudential Financial Inc.	5.875%	9/15/42	3,150	3,359
1 Prudential Financial Inc.	5.625%	6/15/43	4,925	5,208
1 Prudential Financial Inc.	5.200%	3/15/44	2,350	2,371
Reinsurance Group of America Inc.	6.450%	11/15/19	1,600	1,890
Reinsurance Group of America Inc.	5.000%	6/1/21	1,270	1,410

Reinsurance Group of America Inc.	4.700%	9/15/23	550	590
Torchmark Corp.	9.250%	6/15/19	1,000	1,290
Torchmark Corp.	3.800%	9/15/22	700	716
Travelers Cos. Inc.	5.900%	6/2/19	1,490	1,756
Travelers Cos. Inc.	3.900%	11/1/20	1,125	1,210
Trinity Acquisition plc	4.625%	8/15/23	725	754
UnitedHealth Group Inc.	3.875%	10/15/20	1,525	1,645
UnitedHealth Group Inc.	4.700%	2/15/21	1,350	1,514
UnitedHealth Group Inc.	3.375%	11/15/21	1,725	1,786
UnitedHealth Group Inc.	2.875%	3/15/22	2,050	2,045
UnitedHealth Group Inc.	2.750%	2/15/23	3,650	3,547
UnitedHealth Group Inc.	2.875%	3/15/23	2,400	2,358
Unum Group	5.625%	9/15/20	825	951
Unum Group	4.000%	3/15/24	1,000	1,034
Voya Financial Inc.	5.500%	7/15/22	2,600	2,984
WellPoint Inc.	4.350%	8/15/20	4,025	4,407
WellPoint Inc.	3.700%	8/15/21	1,500	1,571
WellPoint Inc.	3.125%	5/15/22	1,700	1,704
WellPoint Inc.	3.300%	1/15/23	3,800	3,793
Willis Group Holdings plc	5.750%	3/15/21	1,400	1,578
WR Berkley Corp.	7.375%	9/15/19	750	909
WR Berkley Corp.	5.375%	9/15/20	1,050	1,166
WR Berkley Corp.	4.625%	3/15/22	1,500	1,599
XLIT Ltd.	5.750%	10/1/21	2,065	2,421

Other Finance (0.2%)
CME Group Inc.	3.000%	9/15/22	2,700	2,706
IntercontinentalExchange Group Inc.	4.000%	10/15/23	1,975	2,085
Jones Lang LaSalle Inc.	4.400%	11/15/22	925	941
NASDAQ OMX Group Inc.	5.550%	1/15/20	2,100	2,329

Real Estate Investment Trusts (4.7%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,825	1,938
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	1,175	1,174
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	1,100	1,079
2 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	4.600%	2/6/24	1,550	1,597
AvalonBay Communities Inc.	3.625%	10/1/20	1,000	1,051
AvalonBay Communities Inc.	3.950%	1/15/21	1,000	1,064
AvalonBay Communities Inc.	2.950%	9/15/22	2,514	2,468
AvalonBay Communities Inc.	2.850%	3/15/23	600	578
AvalonBay Communities Inc.	4.200%	12/15/23	1,500	1,584
BioMed Realty LP	4.250%	7/15/22	3,000	3,103
Boston Properties LP	5.875%	10/15/19	1,809	2,123
Boston Properties LP	5.625%	11/15/20	3,910	4,523
Boston Properties LP	4.125%	5/15/21	2,425	2,598
Boston Properties LP	3.850%	2/1/23	3,355	3,469
Boston Properties LP	3.125%	9/1/23	475	462
Boston Properties LP	3.800%	2/1/24	2,175	2,218
Brandywine Operating Partnership LP	3.950%	2/15/23	625	630
Camden Property Trust	4.625%	6/15/21	2,100	2,294
Camden Property Trust	2.950%	12/15/22	2,425	2,344
CBL & Associates LP	5.250%	12/1/23	2,825	2,993
CommonWealth REIT	5.875%	9/15/20	800	872
Corporate Office Properties LP	3.700%	6/15/21	300	301
Corporate Office Properties LP	3.600%	5/15/23	975	934

Corporate Office Properties LP	5.250%	2/15/24	2,250	2,419
CubeSmart LP	4.800%	7/15/22	575	620
CubeSmart LP	4.375%	12/15/23	1,150	1,190
2 DCT Industrial Trust Inc.	4.500%	10/15/23	700	724
DDR Corp.	7.875%	9/1/20	2,200	2,793
DDR Corp.	3.500%	1/15/21	900	913
DDR Corp.	4.625%	7/15/22	1,499	1,612
DDR Corp.	3.375%	5/15/23	850	831
Digital Realty Trust LP	5.875%	2/1/20	1,600	1,777
Digital Realty Trust LP	5.250%	3/15/21	2,160	2,322
Digital Realty Trust LP	3.625%	10/1/22	775	741
Duke Realty LP	8.250%	8/15/19	1,250	1,567
Duke Realty LP	6.750%	3/15/20	1,650	1,970
Duke Realty LP	3.875%	2/15/21	1,000	1,039
Duke Realty LP	3.875%	10/15/22	1,650	1,681
EPR Properties	7.750%	7/15/20	500	599
EPR Properties	5.750%	8/15/22	1,300	1,414
EPR Properties	5.250%	7/15/23	1,000	1,045
Equity One Inc.	3.750%	11/15/22	1,000	995
ERP Operating LP	4.750%	7/15/20	2,700	3,009
ERP Operating LP	4.625%	12/15/21	2,650	2,934
ERP Operating LP	3.000%	4/15/23	875	849
Essex Portfolio LP	3.625%	8/15/22	800	802
2 Essex Portfolio LP	3.375%	1/15/23	1,996	1,960
Essex Portfolio LP	3.250%	5/1/23	1,075	1,040
Excel Trust LP	4.625%	5/15/24	825	841
Federal Realty Investment Trust	3.000%	8/1/22	575	569
Federal Realty Investment Trust	2.750%	6/1/23	925	885
HCP Inc.	2.625%	2/1/20	5,375	5,388
HCP Inc.	5.375%	2/1/21	2,658	3,036
HCP Inc.	3.150%	8/1/22	1,525	1,503
HCP Inc.	4.250%	11/15/23	2,600	2,717
HCP Inc.	4.200%	3/1/24	275	285
Health Care REIT Inc.	6.125%	4/15/20	1,625	1,903
Health Care REIT Inc.	4.950%	1/15/21	1,260	1,391
Health Care REIT Inc.	5.250%	1/15/22	1,915	2,149
Health Care REIT Inc.	3.750%	3/15/23	2,025	2,041
Health Care REIT Inc.	4.500%	1/15/24	1,725	1,822
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,525	1,733
Healthcare Realty Trust Inc.	3.750%	4/15/23	1,150	1,127
Healthcare Trust of America Holdings LP	3.700%	4/15/23	875	859
Highwoods Realty LP	3.200%	6/15/21	1,400	1,388
Highwoods Realty LP	3.625%	1/15/23	700	692
Hospitality Properties Trust	5.000%	8/15/22	1,225	1,304
Hospitality Properties Trust	4.500%	6/15/23	1,375	1,418
Hospitality Properties Trust	4.650%	3/15/24	725	747
Kilroy Realty LP	3.800%	1/15/23	2,000	2,014
Kimco Realty Corp.	6.875%	10/1/19	950	1,151
Kimco Realty Corp.	3.200%	5/1/21	2,300	2,318
Kimco Realty Corp.	3.125%	6/1/23	1,100	1,058
Lexington Realty Trust	4.250%	6/15/23	825	826
Lexington Realty Trust	4.400%	6/15/24	1,200	1,212
Liberty Property LP	4.125%	6/15/22	1,581	1,644
Liberty Property LP	3.375%	6/15/23	1,225	1,193
Liberty Property LP	4.400%	2/15/24	1,825	1,920
Mack-Cali Realty LP	7.750%	8/15/19	1,475	1,767
Mack-Cali Realty LP	4.500%	4/18/22	980	995

Mack-Cali Realty LP	3.150%	5/15/23	500	457
Mid-America Apartments LP	4.300%	10/15/23	1,775	1,844
National Retail Properties Inc.	3.800%	10/15/22	2,225	2,272
National Retail Properties Inc.	3.300%	4/15/23	900	878
National Retail Properties Inc.	3.900%	6/15/24	825	840
Omega Healthcare Investors Inc.	6.750%	10/15/22	1,615	1,754
Omega Healthcare Investors Inc.	5.875%	3/15/24	1,750	1,835
2 Omega Healthcare Investors Inc.	4.950%	4/1/24	1,850	1,864
Piedmont Operating Partnership LP	3.400%	6/1/23	700	667
Piedmont Operating Partnership LP	4.450%	3/15/24	2,475	2,529
ProLogis LP	6.875%	3/15/20	3,150	3,799
Prologis LP	3.350%	2/1/21	1,500	1,528
ProLogis LP	4.250%	8/15/23	1,650	1,733
Realty Income Corp.	6.750%	8/15/19	2,200	2,638
Realty Income Corp.	5.750%	1/15/21	450	516
Realty Income Corp.	3.250%	10/15/22	2,020	1,972
Realty Income Corp.	4.650%	8/1/23	1,525	1,634
Regency Centers LP	4.800%	4/15/21	500	550
Regency Centers LP	3.750%	6/15/24	650	654
Retail Opportunity Investments Corp.	5.000%	12/15/23	750	796
Senior Housing Properties Trust	4.750%	5/1/24	2,575	2,627
Simon Property Group LP	5.650%	2/1/20	3,326	3,903
Simon Property Group LP	4.375%	3/1/21	2,515	2,781
Simon Property Group LP	4.125%	12/1/21	4,450	4,826
Simon Property Group LP	3.375%	3/15/22	1,429	1,479
Simon Property Group LP	2.750%	2/1/23	1,000	969
Simon Property Group LP	3.750%	2/1/24	2,525	2,605
Tanger Properties LP	3.875%	12/1/23	1,750	1,788
UDR Inc.	3.700%	10/1/20	350	364
UDR Inc.	4.625%	1/10/22	1,700	1,832
Ventas Realty LP	3.750%	5/1/24	2,800	2,822
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	3,125	3,127
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,695	2,967
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	895	953
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	950	946
Vornado Realty LP	5.000%	1/15/22	1,200	1,310
Washington REIT	4.950%	10/1/20	425	464
Washington REIT	3.950%	10/15/22	1,050	1,051
Weingarten Realty Investors	3.375%	10/15/22	600	575
Weingarten Realty Investors	3.500%	4/15/23	1,175	1,144
Weingarten Realty Investors	4.450%	1/15/24	725	758
WP Carey Inc.	4.600%	4/1/24	1,100	1,146

				1,297,813
Industrial (57.7%)
Basic Industry (6.8%)
Agrium Inc.	3.150%	10/1/22	1,805	1,780
Agrium Inc.	3.500%	6/1/23	3,525	3,524
Air Products & Chemicals Inc.	4.375%	8/21/19	1,100	1,222
Air Products & Chemicals Inc.	3.000%	11/3/21	1,650	1,664
Air Products & Chemicals Inc.	2.750%	2/3/23	1,400	1,355
Airgas Inc.	2.900%	11/15/22	800	771
Albemarle Corp.	4.500%	12/15/20	925	998
Allegheny Technologies Inc.	9.375%	6/1/19	1,900	2,374
Allegheny Technologies Inc.	5.950%	1/15/21	265	291
Allegheny Technologies Inc.	5.875%	8/15/23	1,000	1,080
Barrick Gold Corp.	3.850%	4/1/22	5,325	5,176

Barrick Gold Corp.	4.100%	5/1/23	6,400	6,240
Barrick North America Finance LLC	4.400%	5/30/21	5,401	5,537
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	4,600	4,738
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	3,950	3,950
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	3,775	3,967
Braskem Finance Ltd.	6.450%	2/3/24	2,475	2,629
Cabot Corp.	3.700%	7/15/22	1,000	1,007
Carpenter Technology Corp.	5.200%	7/15/21	200	216
Carpenter Technology Corp.	4.450%	3/1/23	1,500	1,549
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,315	2,711
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,275	2,347
CF Industries Inc.	7.125%	5/1/20	3,990	4,893
CF Industries Inc.	3.450%	6/1/23	2,400	2,372
Cliffs Natural Resources Inc.	5.900%	3/15/20	1,600	1,685
Cliffs Natural Resources Inc.	4.800%	10/1/20	1,500	1,494
Cliffs Natural Resources Inc.	4.875%	4/1/21	2,150	2,119
Cytec Industries Inc.	3.500%	4/1/23	725	708
Dow Chemical Co.	4.250%	11/15/20	3,850	4,161
Dow Chemical Co.	4.125%	11/15/21	3,794	4,055
Dow Chemical Co.	3.000%	11/15/22	6,818	6,706
Eastman Chemical Co.	5.500%	11/15/19	2,196	2,518
Eastman Chemical Co.	4.500%	1/15/21	500	539
Eastman Chemical Co.	3.600%	8/15/22	2,600	2,653
Ecolab Inc.	4.350%	12/8/21	4,625	5,087
EI du Pont de Nemours & Co.	4.625%	1/15/20	3,375	3,809
EI du Pont de Nemours & Co.	3.625%	1/15/21	3,325	3,534
EI du Pont de Nemours & Co.	4.250%	4/1/21	900	996
EI du Pont de Nemours & Co.	2.800%	2/15/23	4,400	4,296
FMC Corp.	3.950%	2/1/22	750	781
FMC Corp.	4.100%	2/1/24	1,400	1,462
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	2,867	2,875
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	9,300	9,125
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	7,505	7,423
Georgia-Pacific LLC	8.000%	1/15/24	2,080	2,813
Goldcorp Inc.	3.700%	3/15/23	3,200	3,137
International Paper Co.	7.500%	8/15/21	3,140	4,003
International Paper Co.	4.750%	2/15/22	2,550	2,819
Kinross Gold Corp.	5.125%	9/1/21	2,450	2,506
2 Kinross Gold Corp.	5.950%	3/15/24	300	307
LYB International Finance BV	4.000%	7/15/23	2,500	2,620
LyondellBasell Industries NV	6.000%	11/15/21	4,475	5,314
LyondellBasell Industries NV	5.750%	4/15/24	2,425	2,863
MeadWestvaco Corp.	7.375%	9/1/19	750	913
Methanex Corp.	3.250%	12/15/19	1,025	1,052
Mosaic Co.	3.750%	11/15/21	1,825	1,891
Mosaic Co.	4.250%	11/15/23	2,250	2,362
NewMarket Corp.	4.100%	12/15/22	1,050	1,059
Newmont Mining Corp.	5.125%	10/1/19	2,806	3,086
Newmont Mining Corp.	3.500%	3/15/22	5,107	4,812
Nucor Corp.	4.125%	9/15/22	2,630	2,789
Nucor Corp.	4.000%	8/1/23	1,775	1,832
Packaging Corp. of America	3.900%	6/15/22	1,175	1,209
Packaging Corp. of America	4.500%	11/1/23	3,805	4,059
Plains Exploration & Production Co.	6.125%	6/15/19	2,900	3,183
Plains Exploration & Production Co.	6.500%	11/15/20	6,375	7,071
Plains Exploration & Production Co.	6.625%	5/1/21	1,298	1,452
Plains Exploration & Production Co.	6.750%	2/1/22	3,025	3,396

Plains Exploration & Production Co.	6.875%	2/15/23	4,250	4,834
Plum Creek Timberlands LP	4.700%	3/15/21	1,750	1,883
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,475	3,922
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	2,575	2,638
PPG Industries Inc.	3.600%	11/15/20	3,145	3,325
Praxair Inc.	4.500%	8/15/19	2,100	2,356
Praxair Inc.	4.050%	3/15/21	1,025	1,118
Praxair Inc.	3.000%	9/1/21	3,000	3,058
Praxair Inc.	2.450%	2/15/22	3,300	3,206
Praxair Inc.	2.200%	8/15/22	468	443
Rayonier Inc.	3.750%	4/1/22	725	731
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,675	1,726
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	4,925	5,126
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,379	3,633
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	3,650	3,827
Rio Tinto Finance USA plc	3.500%	3/22/22	3,100	3,169
Rio Tinto Finance USA plc	2.875%	8/21/22	4,081	3,968
Rock-Tenn Co.	3.500%	3/1/20	1,000	1,036
Rock-Tenn Co.	4.900%	3/1/22	2,000	2,181
Rock-Tenn Co.	4.000%	3/1/23	2,120	2,187
RPM International Inc.	6.125%	10/15/19	750	871
RPM International Inc.	3.450%	11/15/22	1,775	1,734
Sigma-Aldrich Corp.	3.375%	11/1/20	240	251
Southern Copper Corp.	5.375%	4/16/20	1,050	1,169
Southern Copper Corp.	3.500%	11/8/22	950	926
Syngenta Finance NV	3.125%	3/28/22	1,500	1,514
Teck Resources Ltd.	4.500%	1/15/21	3,100	3,273
Teck Resources Ltd.	4.750%	1/15/22	1,225	1,276
Teck Resources Ltd.	3.750%	2/1/23	2,650	2,561
Vale Overseas Ltd.	5.625%	9/15/19	5,175	5,868
Vale Overseas Ltd.	4.625%	9/15/20	3,125	3,352
Vale Overseas Ltd.	4.375%	1/11/22	7,665	7,859
Valspar Corp.	7.250%	6/15/19	425	513
Valspar Corp.	4.200%	1/15/22	1,875	1,965
Westlake Chemical Corp.	3.600%	7/15/22	200	199
Weyerhaeuser Co.	7.375%	10/1/19	1,875	2,310
Weyerhaeuser Co.	4.625%	9/15/23	1,000	1,077

Capital Goods (5.1%)
3M Co.	2.000%	6/26/22	1,475	1,401
ABB Finance USA Inc.	2.875%	5/8/22	3,975	3,950
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,125	1,271
Avery Dennison Corp.	3.350%	4/15/23	1,500	1,438
Bemis Co. Inc.	4.500%	10/15/21	2,625	2,802
Boeing Capital Corp.	4.700%	10/27/19	1,760	1,998
Boeing Co.	4.875%	2/15/20	3,700	4,219
Boeing Co.	8.750%	8/15/21	300	411
Carlisle Cos. Inc.	3.750%	11/15/22	1,725	1,728
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,800	1,792
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,000	965
Caterpillar Financial Services Corp.	3.750%	11/24/23	1,750	1,832
Caterpillar Inc.	3.900%	5/27/21	1,755	1,903
Caterpillar Inc.	2.600%	6/26/22	3,600	3,502
Caterpillar Inc.	3.400%	5/15/24	3,200	3,248
Cooper US Inc.	3.875%	12/15/20	100	107
Crane Co.	4.450%	12/15/23	2,100	2,225
CRH America Inc.	5.750%	1/15/21	1,200	1,384

Danaher Corp.	3.900%	6/23/21	2,650	2,852
Deere & Co.	4.375%	10/16/19	1,825	2,039
Deere & Co.	2.600%	6/8/22	2,150	2,110
Dover Corp.	4.300%	3/1/21	1,750	1,923
Eaton Corp.	2.750%	11/2/22	6,375	6,205
2 Embraer Overseas Ltd.	5.696%	9/16/23	2,461	2,651
Embraer SA	5.150%	6/15/22	2,600	2,806
Emerson Electric Co.	4.875%	10/15/19	1,365	1,561
Emerson Electric Co.	4.250%	11/15/20	1,075	1,182
Emerson Electric Co.	2.625%	2/15/23	2,150	2,101
Exelis Inc.	5.550%	10/1/21	1,200	1,260
Flowserve Corp.	3.500%	9/15/22	1,525	1,505
Flowserve Corp.	4.000%	11/15/23	1,075	1,102
General Dynamics Corp.	3.875%	7/15/21	1,800	1,936
General Dynamics Corp.	2.250%	11/15/22	3,700	3,507
General Electric Co.	2.700%	10/9/22	10,325	10,155
General Electric Co.	3.375%	3/11/24	3,000	3,061
Honeywell International Inc.	4.250%	3/1/21	3,867	4,286
Honeywell International Inc.	3.350%	12/1/23	1,900	1,941
IDEX Corp.	4.200%	12/15/21	600	625
Illinois Tool Works Inc.	3.375%	9/15/21	977	1,021
Illinois Tool Works Inc.	3.500%	3/1/24	1,500	1,538
2 Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	1,800	1,888
John Deere Capital Corp.	1.700%	1/15/20	2,025	1,977
John Deere Capital Corp.	2.800%	3/4/21	3,900	3,956
John Deere Capital Corp.	3.900%	7/12/21	2,200	2,371
John Deere Capital Corp.	3.150%	10/15/21	2,550	2,626
John Deere Capital Corp.	2.750%	3/15/22	1,500	1,491
John Deere Capital Corp.	2.800%	1/27/23	1,000	985
Joy Global Inc.	5.125%	10/15/21	1,450	1,585
Kennametal Inc.	2.650%	11/1/19	2,350	2,362
Kennametal Inc.	3.875%	2/15/22	350	352
L-3 Communications Corp.	5.200%	10/15/19	2,675	3,011
L-3 Communications Corp.	4.750%	7/15/20	3,600	3,967
L-3 Communications Corp.	4.950%	2/15/21	2,950	3,269
L-3 Communications Corp.	3.950%	5/28/24	1,300	1,318
Lockheed Martin Corp.	4.250%	11/15/19	3,600	3,995
Lockheed Martin Corp.	3.350%	9/15/21	3,350	3,492
Mohawk Industries Inc.	3.850%	2/1/23	2,950	2,977
Northrop Grumman Corp.	5.050%	8/1/19	1,175	1,319
Northrop Grumman Corp.	3.500%	3/15/21	1,225	1,279
Northrop Grumman Corp.	3.250%	8/1/23	3,590	3,558
Owens Corning	9.000%	6/15/19	358	451
Owens Corning	4.200%	12/15/22	1,775	1,815
Parker Hannifin Corp.	3.500%	9/15/22	920	946
Pentair Finance SA	2.650%	12/1/19	500	504
Pentair Finance SA	5.000%	5/15/21	2,220	2,458
Pentair Finance SA	3.150%	9/15/22	1,300	1,275
Precision Castparts Corp.	2.500%	1/15/23	2,925	2,812
Raytheon Co.	4.400%	2/15/20	1,325	1,464
Raytheon Co.	3.125%	10/15/20	3,375	3,507
Raytheon Co.	2.500%	12/15/22	3,500	3,363
Republic Services Inc.	5.500%	9/15/19	1,425	1,644
Republic Services Inc.	5.000%	3/1/20	3,142	3,531
Republic Services Inc.	5.250%	11/15/21	3,758	4,291
Republic Services Inc.	3.550%	6/1/22	2,508	2,587
Republic Services Inc.	4.750%	5/15/23	1,670	1,854

Rockwell Collins Inc.	3.100%	11/15/21	1,359	1,369
Rockwell Collins Inc.	3.700%	12/15/23	900	937
Roper Industries Inc.	6.250%	9/1/19	1,100	1,296
Roper Industries Inc.	3.125%	11/15/22	2,247	2,198
Snap-on Inc.	6.125%	9/1/21	1,410	1,651
Sonoco Products Co.	4.375%	11/1/21	775	819
Stanley Black & Decker Inc.	3.400%	12/1/21	1,275	1,309
Stanley Black & Decker Inc.	2.900%	11/1/22	2,500	2,454
Textron Inc.	7.250%	10/1/19	1,320	1,613
Textron Inc.	3.650%	3/1/21	1,000	1,035
Textron Inc.	4.300%	3/1/24	1,500	1,559
Tyco International Finance SA / Tyco
International Ltd.	6.875%	1/15/21	200	241
United Technologies Corp.	4.500%	4/15/20	6,290	7,060
United Technologies Corp.	3.100%	6/1/22	7,204	7,341
Valmont Industries Inc.	6.625%	4/20/20	1,000	1,191
Waste Management Inc.	4.750%	6/30/20	4,100	4,600
Waste Management Inc.	4.600%	3/1/21	580	642
Waste Management Inc.	2.900%	9/15/22	400	392
Waste Management Inc.	3.500%	5/15/24	800	806
Xylem Inc.	4.875%	10/1/21	1,850	2,014

Communication (8.3%)
21st Century Fox America Inc.	5.650%	8/15/20	1,500	1,747
21st Century Fox America Inc.	4.500%	2/15/21	2,850	3,142
21st Century Fox America Inc.	3.000%	9/15/22	4,700	4,631
21st Century Fox America Inc.	4.000%	10/1/23	650	679
America Movil SAB de CV	5.000%	10/16/19	2,375	2,680
America Movil SAB de CV	5.000%	3/30/20	6,281	7,060
America Movil SAB de CV	3.125%	7/16/22	6,425	6,315
American Tower Corp.	5.050%	9/1/20	4,406	4,846
American Tower Corp.	5.900%	11/1/21	2,374	2,741
American Tower Corp.	4.700%	3/15/22	2,450	2,626
American Tower Corp.	3.500%	1/31/23	5,150	5,050
AT&T Inc.	4.450%	5/15/21	3,805	4,180
AT&T Inc.	3.875%	8/15/21	5,954	6,323
AT&T Inc.	3.000%	2/15/22	5,000	4,958
AT&T Inc.	2.625%	12/1/22	5,675	5,437
AT&T Inc.	3.900%	3/11/24	3,400	3,516
CBS Corp.	5.750%	4/15/20	2,815	3,275
CBS Corp.	4.300%	2/15/21	1,700	1,831
CBS Corp.	3.375%	3/1/22	767	770
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	4,550	4,582
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,888	4,196
Comcast Corp.	5.700%	7/1/19	2,940	3,455
Comcast Corp.	5.150%	3/1/20	2,525	2,901
Comcast Corp.	3.125%	7/15/22	2,025	2,057
Comcast Corp.	2.850%	1/15/23	3,250	3,222
Comcast Corp.	3.600%	3/1/24	6,425	6,631
Deutsche Telekom International Finance BV	6.000%	7/8/19	2,900	3,407
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	4,443	5,191
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	3,765	4,255

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	3,620	3,968
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	2,550	2,849
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	6,906	7,139
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	4,725	5,013
Discovery Communications LLC	5.625%	8/15/19	160	185
Discovery Communications LLC	5.050%	6/1/20	4,675	5,279
Discovery Communications LLC	4.375%	6/15/21	2,700	2,924
Discovery Communications LLC	3.300%	5/15/22	1,800	1,797
Discovery Communications LLC	3.250%	4/1/23	1,500	1,479
GTE Corp.	8.750%	11/1/21	1,175	1,560
Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,000	2,004
Interpublic Group of Cos. Inc.	4.200%	4/15/24	2,925	3,007
Moody's Corp.	5.500%	9/1/20	2,100	2,384
Moody's Corp.	4.500%	9/1/22	1,631	1,717
Moody's Corp.	4.875%	2/15/24	2,400	2,575
NBCUniversal Media LLC	5.150%	4/30/20	7,615	8,771
NBCUniversal Media LLC	4.375%	4/1/21	5,076	5,611
NBCUniversal Media LLC	2.875%	1/15/23	3,100	3,070
Omnicom Group Inc.	6.250%	7/15/19	2,175	2,572
Omnicom Group Inc.	4.450%	8/15/20	2,250	2,445
Omnicom Group Inc.	3.625%	5/1/22	5,250	5,334
Orange SA	5.375%	7/8/19	4,505	5,149
Orange SA	4.125%	9/14/21	2,950	3,151
Qwest Corp.	6.750%	12/1/21	3,540	4,056
Reed Elsevier Capital Inc.	3.125%	10/15/22	3,681	3,617
Rogers Communications Inc.	3.000%	3/15/23	1,200	1,153
Rogers Communications Inc.	4.100%	10/1/23	3,125	3,274
Telefonica Emisiones SAU	5.877%	7/15/19	3,185	3,675
Telefonica Emisiones SAU	5.134%	4/27/20	4,582	5,099
Telefonica Emisiones SAU	5.462%	2/16/21	5,745	6,507
Telefonica Emisiones SAU	4.570%	4/27/23	2,625	2,774
Telefonos de Mexico SAB de CV	5.500%	11/15/19	750	855
Thomson Reuters Corp.	4.700%	10/15/19	2,225	2,469
Thomson Reuters Corp.	3.950%	9/30/21	1,027	1,077
Thomson Reuters Corp.	4.300%	11/23/23	1,800	1,879
Time Warner Cable Inc.	5.000%	2/1/20	6,025	6,788
Time Warner Cable Inc.	4.125%	2/15/21	2,675	2,888
Time Warner Cable Inc.	4.000%	9/1/21	3,116	3,340
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,480	3,348
Verizon Communications Inc.	2.550%	6/17/19	1,250	1,274
Verizon Communications Inc.	4.500%	9/15/20	12,455	13,758
Verizon Communications Inc.	3.450%	3/15/21	3,475	3,600
Verizon Communications Inc.	4.600%	4/1/21	4,850	5,347
Verizon Communications Inc.	3.500%	11/1/21	6,118	6,310
Verizon Communications Inc.	2.450%	11/1/22	6,740	6,316
Verizon Communications Inc.	5.150%	9/15/23	36,550	41,097
Verizon Communications Inc.	4.150%	3/15/24	6,525	6,833
Vodafone Group plc	5.450%	6/10/19	4,530	5,214
Vodafone Group plc	4.375%	3/16/21	2,000	2,190
Vodafone Group plc	2.500%	9/26/22	2,500	2,336
Vodafone Group plc	2.950%	2/19/23	5,188	4,978
WPP Finance 2010	3.625%	9/7/22	3,775	3,813

Consumer Cyclical (7.1%)
Advance Auto Parts Inc.	5.750%	5/1/20	750	860
Advance Auto Parts Inc.	4.500%	1/15/22	1,325	1,405
Advance Auto Parts Inc.	4.500%	12/1/23	1,200	1,269
Amazon.com Inc.	2.500%	11/29/22	3,000	2,834
AutoZone Inc.	4.000%	11/15/20	1,750	1,871
AutoZone Inc.	3.700%	4/15/22	2,500	2,582
AutoZone Inc.	2.875%	1/15/23	1,425	1,368
BorgWarner Inc.	4.625%	9/15/20	75	81
Brinker International Inc.	3.875%	5/15/23	2,500	2,434
Carnival Corp.	3.950%	10/15/20	1,250	1,306
Costco Wholesale Corp.	1.700%	12/15/19	2,675	2,635
Cummins Inc.	3.650%	10/1/23	725	754
CVS Caremark Corp.	4.750%	5/18/20	2,450	2,735
CVS Caremark Corp.	4.125%	5/15/21	1,104	1,198
CVS Caremark Corp.	2.750%	12/1/22	2,425	2,356
CVS Caremark Corp.	4.000%	12/5/23	5,200	5,485
Darden Restaurants Inc.	4.500%	10/15/21	1,225	1,262
Darden Restaurants Inc.	3.350%	11/1/22	775	738
Delphi Corp.	6.125%	5/15/21	3,000	3,337
Delphi Corp.	5.000%	2/15/23	2,000	2,135
Delphi Corp.	4.150%	3/15/24	2,750	2,866
Dollar General Corp.	3.250%	4/15/23	3,400	3,267
eBay Inc.	3.250%	10/15/20	1,600	1,657
eBay Inc.	2.600%	7/15/22	3,125	2,998
Expedia Inc.	5.950%	8/15/20	2,800	3,130
Family Dollar Stores Inc.	5.000%	2/1/21	965	1,049
Ford Motor Credit Co. LLC	8.125%	1/15/20	4,525	5,769
Ford Motor Credit Co. LLC	5.750%	2/1/21	4,750	5,501
Ford Motor Credit Co. LLC	5.875%	8/2/21	6,077	7,100
Ford Motor Credit Co. LLC	4.250%	9/20/22	4,725	5,019
Ford Motor Credit Co. LLC	4.375%	8/6/23	3,725	3,951
Gap Inc.	5.950%	4/12/21	4,772	5,481
Historic TW Inc.	9.150%	2/1/23	1,795	2,504
Home Depot Inc.	3.950%	9/15/20	1,000	1,092
Home Depot Inc.	4.400%	4/1/21	3,213	3,610
Home Depot Inc.	2.700%	4/1/23	6,325	6,158
Home Depot Inc.	3.750%	2/15/24	2,825	2,965
Host Hotels & Resorts LP	5.875%	6/15/19	600	649
Host Hotels & Resorts LP	6.000%	10/1/21	1,500	1,734
Host Hotels & Resorts LP	5.250%	3/15/22	1,647	1,826
Host Hotels & Resorts LP	4.750%	3/1/23	2,884	3,079
Host Hotels & Resorts LP	3.750%	10/15/23	2,700	2,697
Hyatt Hotels Corp.	5.375%	8/15/21	800	898
Hyatt Hotels Corp.	3.375%	7/15/23	975	955
International Game Technology	7.500%	6/15/19	1,825	2,151
International Game Technology	5.500%	6/15/20	550	608
Johnson Controls Inc.	5.000%	3/30/20	725	814
Johnson Controls Inc.	4.250%	3/1/21	2,434	2,635
Johnson Controls Inc.	3.750%	12/1/21	2,496	2,612
Kohl's Corp.	4.000%	11/1/21	2,050	2,134
Kohl's Corp.	3.250%	2/1/23	1,975	1,895
Lowe's Cos. Inc.	4.625%	4/15/20	2,025	2,274
Lowe's Cos. Inc.	3.800%	11/15/21	2,999	3,219
Lowe's Cos. Inc.	3.120%	4/15/22	1,200	1,227
Lowe's Cos. Inc.	3.875%	9/15/23	2,925	3,101
Macy's Retail Holdings Inc.	3.875%	1/15/22	2,700	2,831

Macy's Retail Holdings Inc.	2.875%	2/15/23	1,121	1,077
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,000	3,200
Macy's Retail Holdings Inc.	3.625%	6/1/24	2,000	1,997
Marriott International Inc.	3.375%	10/15/20	2,950	3,033
Marriott International Inc.	3.250%	9/15/22	400	398
MasterCard Inc.	3.375%	4/1/24	3,275	3,328
McDonald's Corp.	3.500%	7/15/20	1,575	1,678
McDonald's Corp.	3.625%	5/20/21	750	800
McDonald's Corp.	2.625%	1/15/22	3,175	3,143
MDC Holdings Inc.	5.625%	2/1/20	400	437
MDC Holdings Inc.	5.500%	1/15/24	1,100	1,131
NIKE Inc.	2.250%	5/1/23	1,300	1,229
Nordstrom Inc.	4.750%	5/1/20	1,600	1,795
Nordstrom Inc.	4.000%	10/15/21	2,125	2,280
NVR Inc.	3.950%	9/15/22	2,090	2,126
O'Reilly Automotive Inc.	4.875%	1/14/21	1,235	1,359
O'Reilly Automotive Inc.	4.625%	9/15/21	875	950
O'Reilly Automotive Inc.	3.800%	9/1/22	700	718
O'Reilly Automotive Inc.	3.850%	6/15/23	1,950	2,002
QVC Inc.	5.125%	7/2/22	1,825	1,937
QVC Inc.	4.375%	3/15/23	2,700	2,738
2 QVC Inc.	4.850%	4/1/24	1,575	1,641
Signet UK Finance plc	4.700%	6/15/24	1,300	1,299
Staples Inc.	4.375%	1/12/23	1,625	1,612
Starbucks Corp.	3.850%	10/1/23	4,150	4,385
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	1,000	956
Target Corp.	3.875%	7/15/20	2,500	2,709
Target Corp.	2.900%	1/15/22	3,900	3,923
Time Warner Cos. Inc.	7.570%	2/1/24	970	1,260
Time Warner Inc.	2.100%	6/1/19	650	650
Time Warner Inc.	4.875%	3/15/20	4,724	5,322
Time Warner Inc.	4.700%	1/15/21	3,750	4,160
Time Warner Inc.	4.750%	3/29/21	2,125	2,367
Time Warner Inc.	4.000%	1/15/22	1,875	1,983
Time Warner Inc.	3.400%	6/15/22	1,800	1,833
Time Warner Inc.	4.050%	12/15/23	1,425	1,490
Time Warner Inc.	3.550%	6/1/24	800	802
TJX Cos. Inc.	2.500%	5/15/23	2,625	2,502
Toyota Motor Credit Corp.	4.500%	6/17/20	2,800	3,137
Toyota Motor Credit Corp.	4.250%	1/11/21	1,875	2,062
Toyota Motor Credit Corp.	2.750%	5/17/21	1,500	1,512
Toyota Motor Credit Corp.	3.400%	9/15/21	4,400	4,586
Toyota Motor Credit Corp.	3.300%	1/12/22	2,875	2,970
Toyota Motor Credit Corp.	2.625%	1/10/23	1,354	1,316
VF Corp.	3.500%	9/1/21	2,000	2,096
Viacom Inc.	5.625%	9/15/19	2,500	2,896
Viacom Inc.	4.500%	3/1/21	1,655	1,812
Viacom Inc.	3.875%	12/15/21	2,800	2,948
Viacom Inc.	3.125%	6/15/22	750	745
Viacom Inc.	4.250%	9/1/23	3,725	3,919
Viacom Inc.	3.875%	4/1/24	2,200	2,245
Wal-Mart Stores Inc.	3.625%	7/8/20	4,808	5,197
Wal-Mart Stores Inc.	3.250%	10/25/20	5,858	6,170
Wal-Mart Stores Inc.	4.250%	4/15/21	2,300	2,552
Wal-Mart Stores Inc.	2.550%	4/11/23	7,500	7,243
Wal-Mart Stores Inc.	3.300%	4/22/24	4,500	4,537
Walgreen Co.	3.100%	9/15/22	4,900	4,839

Walt Disney Co.	3.750%	6/1/21	3,275	3,533
Walt Disney Co.	2.750%	8/16/21	2,125	2,152
Walt Disney Co.	2.550%	2/15/22	1,600	1,580
Walt Disney Co.	2.350%	12/1/22	3,350	3,206
Western Union Co.	5.253%	4/1/20	1,175	1,290
Wyndham Worldwide Corp.	4.250%	3/1/22	1,375	1,417
Wyndham Worldwide Corp.	3.900%	3/1/23	2,800	2,807
Yum! Brands Inc.	5.300%	9/15/19	900	1,006
Yum! Brands Inc.	3.875%	11/1/20	1,850	1,949

Consumer Noncyclical (14.1%)
Abbott Laboratories	4.125%	5/27/20	2,210	2,441
AbbVie Inc.	2.900%	11/6/22	8,804	8,640
Actavis Inc.	6.125%	8/15/19	750	883
Actavis Inc.	3.250%	10/1/22	5,300	5,219
Allergan Inc.	3.375%	9/15/20	1,325	1,319
Allergan Inc.	2.800%	3/15/23	1,850	1,662
Altria Group Inc.	9.250%	8/6/19	4,493	6,005
Altria Group Inc.	4.750%	5/5/21	6,474	7,163
Altria Group Inc.	2.850%	8/9/22	2,225	2,145
Altria Group Inc.	2.950%	5/2/23	3,000	2,869
Altria Group Inc.	4.000%	1/31/24	5,400	5,590
AmerisourceBergen Corp.	4.875%	11/15/19	1,720	1,947
AmerisourceBergen Corp.	3.500%	11/15/21	1,500	1,563
AmerisourceBergen Corp.	3.400%	5/15/24	1,700	1,702
Amgen Inc.	4.500%	3/15/20	1,100	1,212
Amgen Inc.	3.450%	10/1/20	3,192	3,365
Amgen Inc.	4.100%	6/15/21	3,175	3,413
Amgen Inc.	3.875%	11/15/21	5,900	6,245
Amgen Inc.	3.625%	5/15/22	1,775	1,840
Amgen Inc.	3.625%	5/22/24	5,500	5,528
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	4,597	4,425
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	5,900	6,112
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	2,997	3,709
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	7,950	9,222
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	3,875	4,435
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,950	2,169
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,513	9,170
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,925	3,251
AstraZeneca plc	1.950%	9/18/19	3,067	3,049
Avon Products Inc.	4.600%	3/15/20	2,100	2,162
Avon Products Inc.	5.000%	3/15/23	3,250	3,281
Baxter International Inc.	4.500%	8/15/19	1,450	1,611
Baxter International Inc.	4.250%	3/15/20	1,375	1,515
Baxter International Inc.	2.400%	8/15/22	2,700	2,550
Baxter International Inc.	3.200%	6/15/23	2,825	2,809
Beam Inc.	3.250%	5/15/22	475	470
Beam Inc.	3.250%	6/15/23	1,050	1,034
Becton Dickinson & Co.	3.250%	11/12/20	3,210	3,347
Becton Dickinson & Co.	3.125%	11/8/21	4,750	4,884
Boston Scientific Corp.	6.000%	1/15/20	4,000	4,670
Boston Scientific Corp.	4.125%	10/1/23	1,875	1,949
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,800	1,675
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,167
Bristol-Myers Squibb Co.	3.250%	11/1/23	2,150	2,170
Brown-Forman Corp.	2.250%	1/15/23	1,400	1,303
Bunge Ltd. Finance Corp.	8.500%	6/15/19	1,600	2,012

Campbell Soup Co.	4.250%	4/15/21	1,600	1,729
Campbell Soup Co.	2.500%	8/2/22	1,575	1,483
Cardinal Health Inc.	4.625%	12/15/20	1,125	1,248
Cardinal Health Inc.	3.200%	6/15/22	1,200	1,201
Cardinal Health Inc.	3.200%	3/15/23	2,725	2,716
CareFusion Corp.	6.375%	8/1/19	2,750	3,244
CareFusion Corp.	3.300%	3/1/23	850	821
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,800	1,741
Celgene Corp.	3.950%	10/15/20	1,645	1,759
Celgene Corp.	3.250%	8/15/22	4,170	4,151
Celgene Corp.	4.000%	8/15/23	2,400	2,504
Celgene Corp.	3.625%	5/15/24	2,900	2,912
Church & Dwight Co. Inc.	2.875%	10/1/22	900	875
Clorox Co.	3.800%	11/15/21	1,358	1,428
Clorox Co.	3.050%	9/15/22	1,600	1,589
Coca-Cola Co.	2.450%	11/1/20	2,300	2,319
Coca-Cola Co.	3.150%	11/15/20	4,609	4,843
Coca-Cola Co.	3.300%	9/1/21	3,525	3,693
Coca-Cola Co.	2.500%	4/1/23	3,075	2,956
Coca-Cola Co.	3.200%	11/1/23	5,275	5,338
Coca-Cola Enterprises Inc.	3.500%	9/15/20	2,950	3,093
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	432
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,875	2,079
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	3,500	3,612
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	975	1,311
Colgate-Palmolive Co.	2.450%	11/15/21	1,575	1,562
Colgate-Palmolive Co.	2.300%	5/3/22	1,300	1,269
Colgate-Palmolive Co.	1.950%	2/1/23	900	833
Colgate-Palmolive Co.	2.100%	5/1/23	250	233
Colgate-Palmolive Co.	3.250%	3/15/24	1,200	1,216
ConAgra Foods Inc.	3.250%	9/15/22	1,925	1,904
ConAgra Foods Inc.	3.200%	1/25/23	4,800	4,682
Covidien International Finance SA	4.200%	6/15/20	1,875	2,058
Covidien International Finance SA	3.200%	6/15/22	2,275	2,302
Covidien International Finance SA	2.950%	6/15/23	4,175	4,080
CR Bard Inc.	4.400%	1/15/21	2,195	2,397
DENTSPLY International Inc.	4.125%	8/15/21	1,280	1,349
Diageo Capital plc	4.828%	7/15/20	1,885	2,136
Diageo Capital plc	2.625%	4/29/23	4,825	4,621
Diageo Investment Corp.	2.875%	5/11/22	3,800	3,768
Dignity Health California GO	3.125%	11/1/22	800	758
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	1,175	1,165
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,475	1,501
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	200	191
Energizer Holdings Inc.	4.700%	5/19/21	1,725	1,774
Energizer Holdings Inc.	4.700%	5/24/22	2,200	2,263
Express Scripts Holding Co.	7.250%	6/15/19	2,540	3,117
Express Scripts Holding Co.	4.750%	11/15/21	2,650	2,942
Express Scripts Holding Co.	3.900%	2/15/22	3,925	4,118
Flowers Foods Inc.	4.375%	4/1/22	1,350	1,406
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	800	751
General Mills Inc.	3.150%	12/15/21	3,775	3,874
General Mills Inc.	3.650%	2/15/24	1,561	1,604
Gilead Sciences Inc.	4.500%	4/1/21	3,625	4,028
Gilead Sciences Inc.	4.400%	12/1/21	3,650	4,031
Gilead Sciences Inc.	3.700%	4/1/24	6,975	7,158
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	3,525	3,438

GlaxoSmithKline Capital plc	2.850%	5/8/22	7,925	7,879
Hasbro Inc.	3.150%	5/15/21	1,125	1,137
Hershey Co.	4.125%	12/1/20	2,325	2,572
Hillshire Brands Co.	4.100%	9/15/20	54	56
Hormel Foods Corp.	4.125%	4/15/21	100	108
Ingredion Inc.	4.625%	11/1/20	375	405
International Flavors & Fragrances Inc.	3.200%	5/1/23	975	947
JM Smucker Co.	3.500%	10/15/21	2,200	2,303
Johnson & Johnson	3.550%	5/15/21	2,750	2,976
Johnson & Johnson	6.730%	11/15/23	50	65
Johnson & Johnson	3.375%	12/5/23	1,300	1,364
Kaiser Foundation Hospitals	3.500%	4/1/22	675	680
Kellogg Co.	4.150%	11/15/19	800	868
Kellogg Co.	4.000%	12/15/20	3,525	3,754
Kimberly-Clark Corp.	3.625%	8/1/20	300	322
Kimberly-Clark Corp.	3.875%	3/1/21	1,075	1,161
Kimberly-Clark Corp.	2.400%	3/1/22	750	733
Kimberly-Clark Corp.	2.400%	6/1/23	2,275	2,162
Koninklijke Philips NV	3.750%	3/15/22	4,662	4,879
Kraft Foods Group Inc.	5.375%	2/10/20	2,994	3,427
Kraft Foods Group Inc.	3.500%	6/6/22	7,577	7,767
Kroger Co.	6.150%	1/15/20	1,989	2,348
Kroger Co.	3.300%	1/15/21	2,525	2,583
Kroger Co.	3.400%	4/15/22	1,168	1,186
Kroger Co.	3.850%	8/1/23	2,650	2,723
Kroger Co.	4.000%	2/1/24	2,825	2,937
Laboratory Corp. of America Holdings	4.625%	11/15/20	1,350	1,461
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,150	1,170
Laboratory Corp. of America Holdings	4.000%	11/1/23	800	817
Life Technologies Corp.	6.000%	3/1/20	3,275	3,843
Life Technologies Corp.	5.000%	1/15/21	1,833	2,052
Lorillard Tobacco Co.	8.125%	6/23/19	1,842	2,305
Lorillard Tobacco Co.	6.875%	5/1/20	3,100	3,731
Lorillard Tobacco Co.	3.750%	5/20/23	3,225	3,188
Mattel Inc.	3.150%	3/15/23	1,350	1,326
McCormick & Co. Inc.	3.900%	7/15/21	275	296
McCormick & Co. Inc.	3.500%	9/1/23	1,200	1,246
McKesson Corp.	4.750%	3/1/21	1,800	2,004
McKesson Corp.	2.700%	12/15/22	825	791
McKesson Corp.	2.850%	3/15/23	1,250	1,212
McKesson Corp.	3.796%	3/15/24	3,500	3,581
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,850	2,070
Medco Health Solutions Inc.	4.125%	9/15/20	3,350	3,608
Medtronic Inc.	4.450%	3/15/20	3,925	4,386
Medtronic Inc.	3.125%	3/15/22	3,800	3,869
Medtronic Inc.	2.750%	4/1/23	4,675	4,538
Medtronic Inc.	3.625%	3/15/24	2,550	2,627
Merck & Co. Inc.	3.875%	1/15/21	5,036	5,429
Merck & Co. Inc.	2.400%	9/15/22	2,950	2,837
Merck & Co. Inc.	2.800%	5/18/23	4,675	4,558
Merck Sharp & Dohme Corp.	5.000%	6/30/19	3,725	4,256
Molson Coors Brewing Co.	3.500%	5/1/22	1,375	1,410
Mondelez International Inc.	5.375%	2/10/20	6,301	7,245
Mondelez International Inc.	4.000%	2/1/24	5,250	5,431
Mylan Inc.	4.200%	11/29/23	3,050	3,148
Newell Rubbermaid Inc.	4.700%	8/15/20	1,350	1,469
Newell Rubbermaid Inc.	4.000%	6/15/22	1,125	1,173

Novartis Capital Corp.	4.400%	4/24/20	5,625	6,285
Novartis Capital Corp.	2.400%	9/21/22	5,410	5,218
Novartis Capital Corp.	3.400%	5/6/24	4,525	4,604
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	225	235
PepsiCo Inc.	4.500%	1/15/20	5,900	6,597
PepsiCo Inc.	3.125%	11/1/20	1,745	1,819
PepsiCo Inc.	3.000%	8/25/21	2,850	2,903
PepsiCo Inc.	2.750%	3/5/22	3,865	3,813
PepsiCo Inc.	2.750%	3/1/23	3,225	3,136
PepsiCo Inc.	3.600%	3/1/24	4,625	4,746
PerkinElmer Inc.	5.000%	11/15/21	2,650	2,877
2 Perrigo Co. plc	4.000%	11/15/23	2,500	2,555
Pfizer Inc.	3.000%	6/15/23	3,650	3,629
Pfizer Inc.	3.400%	5/15/24	1,600	1,620
Philip Morris International Inc.	4.500%	3/26/20	2,386	2,655
Philip Morris International Inc.	4.125%	5/17/21	2,970	3,242
Philip Morris International Inc.	2.900%	11/15/21	2,150	2,173
Philip Morris International Inc.	2.500%	8/22/22	1,775	1,712
Philip Morris International Inc.	2.625%	3/6/23	2,500	2,405
Philip Morris International Inc.	3.600%	11/15/23	2,175	2,238
1 Procter & Gamble - Esop	9.360%	1/1/21	1,280	1,630
Procter & Gamble Co.	2.300%	2/6/22	5,255	5,141
Quest Diagnostics Inc.	4.750%	1/30/20	275	299
Quest Diagnostics Inc.	4.700%	4/1/21	1,075	1,169
Quest Diagnostics Inc.	4.250%	4/1/24	1,875	1,928
Reynolds American Inc.	3.250%	11/1/22	2,150	2,076
Reynolds American Inc.	4.850%	9/15/23	2,450	2,635
Safeway Inc.	5.000%	8/15/19	2,000	2,085
Safeway Inc.	3.950%	8/15/20	2,050	2,091
Sanofi	4.000%	3/29/21	10,525	11,458
St. Jude Medical Inc.	3.250%	4/15/23	4,425	4,404
Stryker Corp.	4.375%	1/15/20	2,325	2,586
Stryker Corp.	3.375%	5/15/24	1,825	1,819
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	5,475	5,632
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	4,675	4,512
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	3,980	3,914
Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,000	1,105
Thermo Fisher Scientific Inc.	4.500%	3/1/21	2,725	2,988
Thermo Fisher Scientific Inc.	3.600%	8/15/21	3,625	3,776
Thermo Fisher Scientific Inc.	3.150%	1/15/23	860	853
Thermo Fisher Scientific Inc.	4.150%	2/1/24	2,125	2,235
Tupperware Brands Corp.	4.750%	6/1/21	1,750	1,873
Tyson Foods Inc.	4.500%	6/15/22	3,525	3,710
Unilever Capital Corp.	4.250%	2/10/21	4,813	5,321
Whirlpool Corp.	4.850%	6/15/21	1,350	1,494
Whirlpool Corp.	4.700%	6/1/22	348	379
Whirlpool Corp.	3.700%	3/1/23	2,575	2,609
Wyeth LLC	6.450%	2/1/24	2,575	3,214
Zimmer Holdings Inc.	4.625%	11/30/19	1,675	1,868
Zimmer Holdings Inc.	3.375%	11/30/21	1,800	1,836
Zoetis Inc.	3.250%	2/1/23	4,125	4,072

Energy (7.4%)
Anadarko Petroleum Corp.	6.950%	6/15/19	50	61
Apache Corp.	3.625%	2/1/21	3,650	3,879
Apache Corp.	3.250%	4/15/22	3,133	3,229

Baker Hughes Inc.	3.200%	8/15/21	1,100	1,138
BP Capital Markets plc	4.500%	10/1/20	4,865	5,407
BP Capital Markets plc	4.742%	3/11/21	6,395	7,179
BP Capital Markets plc	3.561%	11/1/21	4,136	4,324
BP Capital Markets plc	3.245%	5/6/22	5,204	5,281
BP Capital Markets plc	2.500%	11/6/22	2,425	2,314
BP Capital Markets plc	2.750%	5/10/23	6,225	5,984
BP Capital Markets plc	3.994%	9/26/23	2,775	2,923
BP Capital Markets plc	3.814%	2/10/24	3,650	3,776
Cameron International Corp.	4.500%	6/1/21	350	381
Cameron International Corp.	3.600%	4/30/22	1,150	1,174
Cameron International Corp.	4.000%	12/15/23	800	831
Canadian Natural Resources Ltd.	3.450%	11/15/21	250	259
Canadian Natural Resources Ltd.	3.800%	4/15/24	2,675	2,766
Cenovus Energy Inc.	5.700%	10/15/19	5,000	5,804
Cenovus Energy Inc.	3.000%	8/15/22	2,375	2,340
Chevron Corp.	2.427%	6/24/20	2,925	2,976
Chevron Corp.	2.355%	12/5/22	6,250	5,993
Chevron Corp.	3.191%	6/24/23	6,575	6,677
ConocoPhillips	6.000%	1/15/20	1,880	2,248
ConocoPhillips Co.	2.400%	12/15/22	5,025	4,839
Continental Resources Inc.	5.000%	9/15/22	7,845	8,500
Continental Resources Inc.	4.500%	4/15/23	6,325	6,757
2 Continental Resources Inc.	3.800%	6/1/24	3,075	3,110
Devon Energy Corp.	4.000%	7/15/21	2,145	2,281
Devon Energy Corp.	3.250%	5/15/22	2,850	2,869
Diamond Offshore Drilling Inc.	3.450%	11/1/23	475	478
Encana Corp.	3.900%	11/15/21	2,000	2,121
Ensco plc	4.700%	3/15/21	6,275	6,839
EOG Resources Inc.	5.625%	6/1/19	4,125	4,817
EOG Resources Inc.	4.400%	6/1/20	2,500	2,782
EOG Resources Inc.	4.100%	2/1/21	3,540	3,864
EOG Resources Inc.	2.625%	3/15/23	3,700	3,579
EQT Corp.	8.125%	6/1/19	2,150	2,653
EQT Corp.	4.875%	11/15/21	1,175	1,275
FMC Technologies Inc.	3.450%	10/1/22	1,475	1,453
Halliburton Co.	6.150%	9/15/19	2,575	3,088
Halliburton Co.	3.250%	11/15/21	1,650	1,713
Halliburton Co.	3.500%	8/1/23	3,800	3,910
Husky Energy Inc.	7.250%	12/15/19	3,225	4,008
Husky Energy Inc.	3.950%	4/15/22	325	343
Husky Energy Inc.	4.000%	4/15/24	4,275	4,466
Marathon Oil Corp.	2.800%	11/1/22	2,550	2,466
Marathon Petroleum Corp.	5.125%	3/1/21	3,150	3,578
Murphy Oil Corp.	3.700%	12/1/22	3,100	3,075
Nabors Industries Inc.	5.000%	9/15/20	900	1,003
2 Nabors Industries Inc.	4.625%	9/15/21	1,350	1,453
Nabors Industries Inc.	4.625%	9/15/21	925	995
2 Nabors Industries Inc.	5.100%	9/15/23	2,025	2,217
National Oilwell Varco Inc.	2.600%	12/1/22	6,375	6,160
Noble Energy Inc.	4.150%	12/15/21	3,786	4,071
Noble Holding International Ltd.	4.900%	8/1/20	3,025	3,330
Noble Holding International Ltd.	3.950%	3/15/22	1,500	1,529
Occidental Petroleum Corp.	4.100%	2/1/21	5,815	6,340
Occidental Petroleum Corp.	3.125%	2/15/22	3,100	3,156
Occidental Petroleum Corp.	2.700%	2/15/23	3,545	3,450
Petro-Canada	9.250%	10/15/21	1,825	2,540

Petrohawk Energy Corp.	6.250%	6/1/19	1,975	2,135
Phillips 66	4.300%	4/1/22	7,025	7,620
Pioneer Natural Resources Co.	7.500%	1/15/20	1,000	1,244
Pioneer Natural Resources Co.	3.950%	7/15/22	2,890	3,020
Pride International Inc.	8.500%	6/15/19	2,250	2,871
Pride International Inc.	6.875%	8/15/20	2,250	2,734
Rowan Cos. Inc.	7.875%	8/1/19	1,700	2,095
Rowan Cos. Inc.	4.875%	6/1/22	2,100	2,257
Rowan Cos. Inc.	4.750%	1/15/24	1,525	1,600
Sasol Financing International plc	4.500%	11/14/22	2,800	2,817
Schlumberger Investment SA	3.650%	12/1/23	4,823	5,022
Shell International Finance BV	4.300%	9/22/19	4,675	5,226
Shell International Finance BV	4.375%	3/25/20	4,855	5,428
Shell International Finance BV	2.375%	8/21/22	5,550	5,357
Shell International Finance BV	2.250%	1/6/23	2,856	2,696
Shell International Finance BV	3.400%	8/12/23	4,350	4,456
Southwestern Energy Co.	4.100%	3/15/22	3,225	3,409
Talisman Energy Inc.	7.750%	6/1/19	1,750	2,177
Talisman Energy Inc.	3.750%	2/1/21	3,860	3,975
Total Capital Canada Ltd.	2.750%	7/15/23	2,525	2,456
Total Capital International SA	2.875%	2/17/22	4,725	4,732
Total Capital International SA	2.700%	1/25/23	4,850	4,713
Total Capital International SA	3.700%	1/15/24	3,500	3,637
Total Capital International SA	3.750%	4/10/24	3,750	3,922
Total Capital SA	4.450%	6/24/20	3,975	4,444
Total Capital SA	4.125%	1/28/21	3,100	3,400
Transocean Inc.	6.500%	11/15/20	2,815	3,229
Transocean Inc.	6.375%	12/15/21	4,115	4,724
Transocean Inc.	3.800%	10/15/22	4,400	4,303
Valero Energy Corp.	6.125%	2/1/20	1,740	2,064
Weatherford International Ltd.	5.125%	9/15/20	2,975	3,325
Weatherford International Ltd.	4.500%	4/15/22	3,350	3,561

Other Industrial (0.2%)
Cintas Corp. No 2	4.300%	6/1/21	700	760
Cintas Corp. No 2	3.250%	6/1/22	600	598
Fluor Corp.	3.375%	9/15/21	1,580	1,633
Howard Hughes Medical Institute	3.500%	9/1/23	3,475	3,585
URS Corp.	5.000%	4/1/22	1,800	1,824

Technology (6.6%)
Adobe Systems Inc.	4.750%	2/1/20	2,175	2,428
Agilent Technologies Inc.	5.000%	7/15/20	1,825	2,023
Agilent Technologies Inc.	3.200%	10/1/22	2,700	2,628
Agilent Technologies Inc.	3.875%	7/15/23	2,000	2,029
Altera Corp.	4.100%	11/15/23	2,200	2,280
Amphenol Corp.	4.000%	2/1/22	650	673
Analog Devices Inc.	2.875%	6/1/23	1,500	1,440
Apple Inc.	2.850%	5/6/21	11,625	11,754
Apple Inc.	2.400%	5/3/23	16,725	15,903
Apple Inc.	3.450%	5/6/24	8,825	8,941
Applied Materials Inc.	4.300%	6/15/21	2,650	2,893
Arrow Electronics Inc.	6.000%	4/1/20	1,500	1,707
Arrow Electronics Inc.	5.125%	3/1/21	300	328
Arrow Electronics Inc.	4.500%	3/1/23	725	757
Autodesk Inc.	3.600%	12/15/22	850	841
Avnet Inc.	5.875%	6/15/20	1,300	1,470

Avnet Inc.	4.875%	12/1/22	1,050	1,120
Baidu Inc.	3.500%	11/28/22	3,102	3,005
Broadcom Corp.	2.500%	8/15/22	2,450	2,320
Broadridge Financial Solutions Inc.	3.950%	9/1/20	1,150	1,205
CA Inc.	5.375%	12/1/19	1,825	2,060
CA Inc.	4.500%	8/15/23	900	953
Cisco Systems Inc.	4.450%	1/15/20	9,910	10,993
Cisco Systems Inc.	2.900%	3/4/21	1,500	1,531
Cisco Systems Inc.	3.625%	3/4/24	2,850	2,926
Computer Sciences Corp.	4.450%	9/15/22	500	525
Corning Inc.	4.250%	8/15/20	2,675	2,954
Corning Inc.	3.700%	11/15/23	1,300	1,347
Dun & Bradstreet Corp.	4.375%	12/1/22	850	873
EMC Corp.	2.650%	6/1/20	8,155	8,296
EMC Corp.	3.375%	6/1/23	3,187	3,227
Equifax Inc.	3.300%	12/15/22	1,000	979
Fidelity National Information Services Inc.	5.000%	3/15/22	4,819	5,072
Fidelity National Information Services Inc.	3.500%	4/15/23	4,675	4,614
Fiserv Inc.	4.625%	10/1/20	1,275	1,372
Fiserv Inc.	3.500%	10/1/22	2,625	2,630
Google Inc.	3.625%	5/19/21	5,070	5,434
Google Inc.	3.375%	2/25/24	1,500	1,538
Harris Corp.	6.375%	6/15/19	650	756
Harris Corp.	4.400%	12/15/20	2,275	2,439
Hewlett-Packard Co.	3.750%	12/1/20	3,350	3,520
Hewlett-Packard Co.	4.300%	6/1/21	3,070	3,277
Hewlett-Packard Co.	4.375%	9/15/21	4,375	4,685
Hewlett-Packard Co.	4.650%	12/9/21	7,449	8,107
Hewlett-Packard Co.	4.050%	9/15/22	1,400	1,454
Intel Corp.	3.300%	10/1/21	8,612	8,922
Intel Corp.	2.700%	12/15/22	4,175	4,083
International Business Machines Corp.	8.375%	11/1/19	1,889	2,480
International Business Machines Corp.	1.625%	5/15/20	6,300	6,048
International Business Machines Corp.	2.900%	11/1/21	1,450	1,469
International Business Machines Corp.	1.875%	8/1/22	2,850	2,627
International Business Machines Corp.	3.375%	8/1/23	4,525	4,579
International Business Machines Corp.	3.625%	2/12/24	7,275	7,455
Jabil Circuit Inc.	5.625%	12/15/20	1,675	1,796
Jabil Circuit Inc.	4.700%	9/15/22	1,125	1,124
Juniper Networks Inc.	4.600%	3/15/21	890	962
Juniper Networks Inc.	4.500%	3/15/24	1,175	1,232
Leidos Holdings Inc.	4.450%	12/1/20	1,400	1,437
Lexmark International Inc.	5.125%	3/15/20	1,175	1,250
Maxim Integrated Products Inc.	3.375%	3/15/23	1,350	1,316
Microsoft Corp.	4.200%	6/1/19	2,675	2,982
Microsoft Corp.	3.000%	10/1/20	3,845	4,028
Microsoft Corp.	4.000%	2/8/21	3,750	4,139
Microsoft Corp.	2.125%	11/15/22	1,775	1,691
Microsoft Corp.	2.375%	5/1/23	2,875	2,743
Microsoft Corp.	3.625%	12/15/23	3,975	4,172
Motorola Solutions Inc.	3.750%	5/15/22	2,600	2,587
Motorola Solutions Inc.	3.500%	3/1/23	1,820	1,761
Oracle Corp.	5.000%	7/8/19	6,650	7,595
Oracle Corp.	3.875%	7/15/20	3,125	3,404
Oracle Corp.	2.500%	10/15/22	10,150	9,775
Oracle Corp.	3.625%	7/15/23	1,500	1,552
Pitney Bowes Inc.	4.625%	3/15/24	1,625	1,677

	Seagate HDD Cayman	7.000%	11/1/21	2,500	2,856
2	Seagate HDD Cayman	4.750%	6/1/23	4,500	4,567
	Symantec Corp.	4.200%	9/15/20	4,175	4,339
	Symantec Corp.	3.950%	6/15/22	600	606
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	2,975	3,092
	Texas Instruments Inc.	1.650%	8/3/19	3,112	3,073
	Total System Services Inc.	3.750%	6/1/23	1,300	1,268
	Tyco Electronics Group SA	4.875%	1/15/21	475	525
	Tyco Electronics Group SA	3.500%	2/3/22	2,011	2,054
	Verisk Analytics Inc.	5.800%	5/1/21	700	791
	Verisk Analytics Inc.	4.125%	9/12/22	2,200	2,256
	Xerox Corp.	5.625%	12/15/19	2,975	3,436
	Xerox Corp.	2.800%	5/15/20	1,650	1,654
	Xerox Corp.	4.500%	5/15/21	2,850	3,084
	Xerox Corp.	3.800%	5/15/24	675	672
	Xilinx Inc.	3.000%	3/15/21	2,025	2,047

	Transportation (2.1%)
1	American Airlines 2011-1 Class A Pass
	Through Trust	5.250%	7/31/22	975	1,060
[1,2] American Airlines 2013-2 Class A Pass
	Through Trust	4.950%	7/15/24	3,833	4,135
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	1,510	1,709
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,000	1,056
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,075	2,159
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,525	2,530
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,050	4,052
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	1,333	1,312
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	79
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	1,900	1,967
	Canadian National Railway Co.	2.250%	11/15/22	800	762
	Canadian Pacific Railway Co.	4.450%	3/15/23	2,900	3,181
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,950	2,156
1	Continental Airlines 2007-1 Class A Pass
	Through Trust	5.983%	4/19/22	3,582	4,083
1	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	1,501	1,764
1	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	1/12/21	516	558
1	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	1,440	1,496
	CSX Corp.	3.700%	10/30/20	2,024	2,147
	CSX Corp.	4.250%	6/1/21	1,700	1,851
	CSX Corp.	3.700%	11/1/23	2,775	2,861
1	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	1,747	2,070
1	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	12/17/19	1,127	1,322
1	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	5/23/19	1,233	1,347
1	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	2,444	2,648
	FedEx Corp.	2.625%	8/1/22	1,475	1,420
	FedEx Corp.	2.700%	4/15/23	300	286
	FedEx Corp.	4.000%	1/15/24	2,500	2,607
	JB Hunt Transport Services Inc.	3.850%	3/15/24	1,000	1,027
	Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	2,850	2,745

Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	150	141
Norfolk Southern Corp.	5.900%	6/15/19	2,450	2,883
Norfolk Southern Corp.	3.250%	12/1/21	2,175	2,234
Norfolk Southern Corp.	3.000%	4/1/22	32	32
Norfolk Southern Corp.	2.903%	2/15/23	3,589	3,500
Norfolk Southern Corp.	3.850%	1/15/24	1,000	1,041
Ryder System Inc.	2.550%	6/1/19	1,500	1,522
Ryder System Inc.	2.450%	9/3/19	1,100	1,106
1 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,090	1,265
Union Pacific Corp.	4.000%	2/1/21	3,475	3,792
Union Pacific Corp.	4.163%	7/15/22	2,166	2,367
Union Pacific Corp.	2.750%	4/15/23	1,250	1,225
United Parcel Service Inc.	3.125%	1/15/21	6,275	6,554
United Parcel Service Inc.	2.450%	10/1/22	4,770	4,632
United Parcel Service of America Inc.	8.375%	4/1/20	300	394

				2,426,818
Utilities (9.2%)
Electric (5.0%)
Alabama Power Co.	3.550%	12/1/23	1,500	1,564
Ameren Illinois Co.	2.700%	9/1/22	1,170	1,158
American Electric Power Co. Inc.	2.950%	12/15/22	1,000	977
Appalachian Power Co.	7.950%	1/15/20	1,825	2,343
Appalachian Power Co.	4.600%	3/30/21	1,792	2,005
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,922	2,019
Baltimore Gas & Electric Co.	3.350%	7/1/23	575	585
Berkshire Hathaway Energy Co.	3.750%	11/15/23	1,925	1,990
Black Hills Corp.	4.250%	11/30/23	1,000	1,067
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	825	793
CMS Energy Corp.	8.750%	6/15/19	1,450	1,886
CMS Energy Corp.	6.250%	2/1/20	2,600	3,102
CMS Energy Corp.	5.050%	3/15/22	1,100	1,246
Commonwealth Edison Co.	4.000%	8/1/20	2,125	2,306
Commonwealth Edison Co.	3.400%	9/1/21	1,000	1,044
Connecticut Light & Power Co.	2.500%	1/15/23	3,175	3,052
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	750	829
Constellation Energy Group Inc.	5.150%	12/1/20	1,700	1,917
Consumers Energy Co.	6.700%	9/15/19	1,850	2,267
Consumers Energy Co.	2.850%	5/15/22	1,055	1,057
Consumers Energy Co.	3.375%	8/15/23	1,650	1,702
Delmarva Power & Light Co.	3.500%	11/15/23	875	905
Dominion Resources Inc.	5.200%	8/15/19	2,775	3,169
Dominion Resources Inc.	4.450%	3/15/21	2,744	3,025
DTE Electric Co.	3.900%	6/1/21	2,275	2,453
DTE Electric Co.	2.650%	6/15/22	1,800	1,778
DTE Energy Co.	3.500%	6/1/24	1,350	1,362
Duke Energy Carolinas LLC	4.300%	6/15/20	1,375	1,523
Duke Energy Carolinas LLC	3.900%	6/15/21	1,675	1,819
Duke Energy Corp.	5.050%	9/15/19	2,295	2,617
Duke Energy Corp.	3.550%	9/15/21	2,050	2,147
Duke Energy Corp.	3.050%	8/15/22	1,425	1,422
Duke Energy Corp.	3.950%	10/15/23	3,275	3,450
Duke Energy Corp.	3.750%	4/15/24	1,550	1,595
Duke Energy Florida Inc.	3.100%	8/15/21	1,625	1,671
Duke Energy Indiana Inc.	3.750%	7/15/20	1,700	1,822
Duke Energy Ohio Inc.	3.800%	9/1/23	1,000	1,059

Duke Energy Progress Inc.	3.000%	9/15/21	2,300	2,359
Duke Energy Progress Inc.	2.800%	5/15/22	1,000	1,000
Entergy Arkansas Inc.	3.750%	2/15/21	1,175	1,252
Entergy Arkansas Inc.	3.050%	6/1/23	200	198
Entergy Corp.	5.125%	9/15/20	1,650	1,840
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	1,785	1,924
Entergy Louisiana LLC	4.050%	9/1/23	1,950	2,083
Entergy Mississippi Inc.	3.100%	7/1/23	1,425	1,419
Exelon Generation Co. LLC	5.200%	10/1/19	2,500	2,813
Exelon Generation Co. LLC	4.000%	10/1/20	4,282	4,525
Exelon Generation Co. LLC	4.250%	6/15/22	1,500	1,562
FirstEnergy Solutions Corp.	6.050%	8/15/21	2,225	2,463
Florida Power & Light Co.	2.750%	6/1/23	1,475	1,455
Georgia Power Co.	4.250%	12/1/19	1,905	2,096
Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,325
Indiana Michigan Power Co.	3.200%	3/15/23	1,625	1,618
ITC Holdings Corp.	4.050%	7/1/23	1,425	1,476
Kansas City Power & Light Co.	3.150%	3/15/23	1,775	1,766
Kentucky Utilities Co.	3.250%	11/1/20	1,125	1,173
LG&E & KU Energy LLC	3.750%	11/15/20	3,445	3,656
LG&E & KU Energy LLC	4.375%	10/1/21	1,375	1,484
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	2,000	1,998
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	1,108	1,124
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	875	893
1 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,175	1,136
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	800	817
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,375	1,498
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	925	936
Northeast Utilities	2.800%	5/1/23	1,000	963
Northern States Power Co.	2.150%	8/15/22	375	357
Northern States Power Co.	2.600%	5/15/23	1,350	1,304
NSTAR Electric Co.	2.375%	10/15/22	1,200	1,146
NSTAR LLC	4.500%	11/15/19	1,862	2,039
Ohio Power Co.	5.375%	10/1/21	1,100	1,292
2 Oncor Electric Delivery Co. LLC	2.150%	6/1/19	500	502
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	3,700	4,726
Pacific Gas & Electric Co.	3.500%	10/1/20	2,436	2,584
Pacific Gas & Electric Co.	4.250%	5/15/21	1,425	1,559
Pacific Gas & Electric Co.	3.250%	9/15/21	500	517
Pacific Gas & Electric Co.	2.450%	8/15/22	2,900	2,774
Pacific Gas & Electric Co.	3.250%	6/15/23	1,200	1,203
Pacific Gas & Electric Co.	3.850%	11/15/23	1,500	1,567
Pacific Gas & Electric Co.	3.750%	2/15/24	850	880
PacifiCorp	3.850%	6/15/21	2,900	3,119
PacifiCorp	2.950%	2/1/22	2,820	2,854
PacifiCorp	3.600%	4/1/24	650	677
Peco Energy Co.	2.375%	9/15/22	1,129	1,083
Pennsylvania Electric Co.	5.200%	4/1/20	650	724
Potomac Electric Power Co.	3.600%	3/15/24	1,250	1,296
PPL Capital Funding Inc.	3.400%	6/1/23	2,700	2,708
PPL Capital Funding Inc.	3.950%	3/15/24	1,100	1,144
PPL Electric Utilities Corp.	3.000%	9/15/21	4,150	4,250
PPL Energy Supply LLC	4.600%	12/15/21	1,925	1,920

Progress Energy Inc.	4.400%	1/15/21	2,247	2,464
Progress Energy Inc.	3.150%	4/1/22	175	177
PSEG Power LLC	5.125%	4/15/20	1,125	1,265
PSEG Power LLC	4.150%	9/15/21	1,011	1,075
PSEG Power LLC	4.300%	11/15/23	825	859
Public Service Co. of Colorado	5.125%	6/1/19	1,650	1,896
Public Service Co. of Colorado	3.200%	11/15/20	675	706
Public Service Co. of Colorado	2.500%	3/15/23	400	385
Public Service Co. of New Hampshire	3.500%	11/1/23	700	721
Public Service Co. of Oklahoma	5.150%	12/1/19	472	539
Public Service Co. of Oklahoma	4.400%	2/1/21	500	550
Public Service Electric & Gas Co.	1.800%	6/1/19	900	895
Public Service Electric & Gas Co.	3.500%	8/15/20	375	400
Public Service Electric & Gas Co.	2.375%	5/15/23	3,150	3,005
Puget Energy Inc.	6.500%	12/15/20	2,050	2,478
Puget Energy Inc.	6.000%	9/1/21	2,875	3,401
Puget Energy Inc.	5.625%	7/15/22	550	640
San Diego Gas & Electric Co.	3.000%	8/15/21	908	934
San Diego Gas & Electric Co.	3.600%	9/1/23	1,100	1,155
SCANA Corp.	4.750%	5/15/21	2,650	2,885
SCANA Corp.	4.125%	2/1/22	725	759
Sierra Pacific Power Co.	3.375%	8/15/23	750	762
Southern California Edison Co.	3.875%	6/1/21	2,200	2,382
Southern California Edison Co.	3.500%	10/1/23	1,000	1,038
Southwestern Electric Power Co.	3.550%	2/15/22	1,075	1,111
Tampa Electric Co.	5.400%	5/15/21	1,000	1,165
Tampa Electric Co.	2.600%	9/15/22	475	462
TECO Finance Inc.	5.150%	3/15/20	1,950	2,196
TransAlta Corp.	4.500%	11/15/22	1,669	1,687
Tucson Electric Power Co.	5.150%	11/15/21	600	673
UIL Holdings Corp.	4.625%	10/1/20	1,150	1,232
Union Electric Co.	3.500%	4/15/24	1,200	1,233
Virginia Electric & Power Co.	2.950%	1/15/22	2,000	2,028
Virginia Electric & Power Co.	3.450%	9/1/22	1,315	1,368
Virginia Electric & Power Co.	2.750%	3/15/23	2,600	2,555
Virginia Electric and Power Co.	3.450%	2/15/24	600	614
Wisconsin Electric Power Co.	2.950%	9/15/21	925	949
Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,343
Wisconsin Power & Light Co.	2.250%	11/15/22	875	829
Xcel Energy Inc.	4.700%	5/15/20	1,450	1,619

Natural Gas (4.2%)
AGL Capital Corp.	5.250%	8/15/19	750	850
AGL Capital Corp.	3.500%	9/15/21	1,100	1,152
Boardwalk Pipelines LP	5.750%	9/15/19	1,105	1,220
Boardwalk Pipelines LP	3.375%	2/1/23	1,200	1,103
Buckeye Partners LP	4.875%	2/1/21	2,283	2,479
Buckeye Partners LP	4.150%	7/1/23	1,740	1,790
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,550	2,811
Copano Energy LLC / Copano Energy
Finance Corp.	7.125%	4/1/21	1,073	1,217
DCP Midstream Operating LP	4.950%	4/1/22	875	960
DCP Midstream Operating LP	3.875%	3/15/23	2,425	2,452
2 Dominion Gas Holdings LLC	3.550%	11/1/23	2,100	2,143
El Paso Natural Gas Co. LLC	8.625%	1/15/22	150	198
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,600	3,041
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	1,950	2,130

El Paso Pipeline Partners Operating Co. LLC	4.300%	5/1/24	2,035	2,062
2 Enable Midstream Partners LP	3.900%	5/15/24	1,950	1,959
Enbridge Energy Partners LP	5.200%	3/15/20	1,300	1,438
Enbridge Energy Partners LP	4.200%	9/15/21	2,069	2,198
Enbridge Inc.	4.000%	10/1/23	1,550	1,619
Enbridge Inc.	3.500%	6/10/24	1,300	1,296
Energy Transfer Partners LP	4.150%	10/1/20	1,463	1,556
Energy Transfer Partners LP	4.650%	6/1/21	3,600	3,884
Energy Transfer Partners LP	5.200%	2/1/22	5,425	6,011
Energy Transfer Partners LP	3.600%	2/1/23	3,325	3,283
Energy Transfer Partners LP	7.600%	2/1/24	930	1,168
EnLink Midstream Partners LP	4.400%	4/1/24	1,475	1,549
Enterprise Products Operating LLC	5.250%	1/31/20	1,350	1,543
Enterprise Products Operating LLC	5.200%	9/1/20	3,400	3,904
Enterprise Products Operating LLC	4.050%	2/15/22	2,675	2,836
Enterprise Products Operating LLC	3.350%	3/15/23	3,850	3,849
Enterprise Products Operating LLC	3.900%	2/15/24	4,625	4,767
Gulf South Pipeline Co. LP	4.000%	6/15/22	750	756
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,125	6,157
Kinder Morgan Energy Partners LP	3.500%	3/1/21	3,100	3,140
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,150	2,461
Kinder Morgan Energy Partners LP	4.150%	3/1/22	650	675
Kinder Morgan Energy Partners LP	3.950%	9/1/22	4,755	4,841
Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,000	973
Kinder Morgan Energy Partners LP	3.500%	9/1/23	900	872
Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,000	2,023
Magellan Midstream Partners LP	6.550%	7/15/19	2,071	2,483
Magellan Midstream Partners LP	4.250%	2/1/21	400	437
National Fuel Gas Co.	4.900%	12/1/21	1,475	1,605
National Fuel Gas Co.	3.750%	3/1/23	2,075	2,056
Nisource Finance Corp.	5.450%	9/15/20	3,275	3,753
Nisource Finance Corp.	6.125%	3/1/22	3,127	3,716
2 ONE Gas Inc.	3.610%	2/1/24	1,000	1,038
ONEOK Partners LP	3.375%	10/1/22	2,969	2,950
ONEOK Partners LP	5.000%	9/15/23	1,000	1,101
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	1,700	1,984
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	2,034	2,293
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	2,600	2,691
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,400	1,350
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	2,750	2,823
Sempra Energy	2.875%	10/1/22	1,500	1,471
Sempra Energy	4.050%	12/1/23	2,700	2,850
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,400	1,497
Spectra Energy Capital LLC	8.000%	10/1/19	1,025	1,292
Spectra Energy Capital LLC	3.300%	3/15/23	2,925	2,797
Spectra Energy Partners LP	4.750%	3/15/24	3,100	3,356
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	1,200	1,362
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,650	1,778
TC Pipelines LP	4.650%	6/15/21	1,253	1,336
TransCanada PipeLines Ltd.	3.800%	10/1/20	4,217	4,523
TransCanada PipeLines Ltd.	2.500%	8/1/22	5,140	4,960

TransCanada PipeLines Ltd.	3.750%	10/16/23	2,000	2,067
Western Gas Partners LP	5.375%	6/1/21	1,682	1,892
Western Gas Partners LP	4.000%	7/1/22	2,225	2,308
Williams Cos. Inc.	7.875%	9/1/21	1,063	1,303
Williams Cos. Inc.	3.700%	1/15/23	2,603	2,453
Williams Partners LP	5.250%	3/15/20	4,995	5,624
Williams Partners LP	4.125%	11/15/20	1,807	1,940
Williams Partners LP	4.000%	11/15/21	2,236	2,335
Williams Partners LP	3.350%	8/15/22	3,275	3,237
Williams Partners LP	4.300%	3/4/24	4,300	4,455

				385,720
Total Corporate Bonds (Cost $4,029,519)				4,110,351
Taxable Municipal Bonds (0.1%)
Cornell University New York GO	5.450%	2/1/19	750	867
Dartmouth College New Hampshire GO	4.750%	6/1/19	200	227
George Washington University District of
Columbia GO	3.485%	9/15/22	950	953
Total Taxable Municipal Bonds (Cost $2,057)				2,047
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
3 Vanguard Market Liquidity Fund (Cost
$38,935)	0.112%		38,935,255	38,935

Total Investments (99.5%) (Cost $4,103,836)				4,184,636
Other Assets and Liabilities-Net (0.5%)				22,275
Net Assets (100%)				4,206,911
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $36,311,000, representing 0.9% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Intermediate-Term Corporate Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	33,303	—
Corporate Bonds	—	4,110,351	—
Taxable Municipal Bonds	—	2,047	—
Temporary Cash Investments	38,935	—	—
Total	38,935	4,145,701	—

C. At May 31, 2014, the cost of investment securities for tax purposes was $4,104,709,000. Net unrealized appreciation of investment securities for tax purposes was $79,927,000, consisting of unrealized gains of $95,541,000 on securities that had risen in value since their purchase and $15,614,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities (0.5%)
United States Treasury Note/Bond	2.500%	5/15/24	4,150	4,160
United States Treasury Note/Bond	3.625%	2/15/44	800	847
Total U.S. Government and Agency Obligations (Cost $4,998)				5,007
Corporate Bonds (97.8%)
Finance (18.5%)
Banking (9.5%)
American Express Co.	4.050%	12/3/42	897	861
Bank of America Corp.	6.220%	9/15/26	400	457
Bank of America Corp.	5.875%	2/7/42	1,415	1,681
Bank of America Corp.	5.000%	1/21/44	1,725	1,822
Bank of America Corp.	4.875%	4/1/44	1,325	1,377
Bank of America NA	6.000%	10/15/36	1,100	1,335
Bank of New York Mellon Corp.	3.950%	11/18/25	350	368
Bank One Capital III	8.750%	9/1/30	200	273
Bank One Corp.	7.625%	10/15/26	1,480	1,947
Citigroup Inc.	5.500%	9/13/25	1,075	1,187
Citigroup Inc.	6.625%	1/15/28	200	245
Citigroup Inc.	6.625%	6/15/32	1,010	1,205
Citigroup Inc.	5.875%	2/22/33	1,155	1,283
Citigroup Inc.	6.000%	10/31/33	1,095	1,231
Citigroup Inc.	5.850%	12/11/34	516	599
Citigroup Inc.	6.125%	8/25/36	1,610	1,830
Citigroup Inc.	6.875%	3/5/38	1,789	2,364
Citigroup Inc.	8.125%	7/15/39	2,350	3,502
Citigroup Inc.	5.875%	1/30/42	855	1,019
Citigroup Inc.	6.675%	9/13/43	1,250	1,523
Citigroup Inc.	5.300%	5/6/44	875	894
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	1,925	2,183
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	1,250	1,414
Credit Suisse USA Inc.	7.125%	7/15/32	600	825
Discover Bank	4.250%	3/13/26	350	365
Fifth Third Bancorp	8.250%	3/1/38	857	1,248
Goldman Sachs Capital I	6.345%	2/15/34	2,180	2,467
Goldman Sachs Group Inc.	5.950%	1/15/27	1,735	1,957
Goldman Sachs Group Inc.	6.125%	2/15/33	2,665	3,164
Goldman Sachs Group Inc.	6.450%	5/1/36	1,595	1,831
Goldman Sachs Group Inc.	6.750%	10/1/37	4,580	5,491
Goldman Sachs Group Inc.	6.250%	2/1/41	2,755	3,386
HSBC Bank plc	7.650%	5/1/25	625	784
HSBC Bank USA NA	5.875%	11/1/34	1,775	2,083
HSBC Bank USA NA	5.625%	8/15/35	900	1,029
HSBC Bank USA NA	7.000%	1/15/39	925	1,238
HSBC Holdings plc	7.625%	5/17/32	845	1,118
HSBC Holdings plc	6.500%	5/2/36	1,200	1,464
HSBC Holdings plc	6.500%	9/15/37	2,160	2,645
HSBC Holdings plc	6.800%	6/1/38	1,205	1,531

HSBC Holdings plc	6.100%	1/14/42	710	898
HSBC Holdings plc	5.250%	3/14/44	1,000	1,058
JPMorgan Chase & Co.	6.400%	5/15/38	1,470	1,847
JPMorgan Chase & Co.	5.500%	10/15/40	1,685	1,924
JPMorgan Chase & Co.	5.600%	7/15/41	2,080	2,411
JPMorgan Chase & Co.	5.400%	1/6/42	1,105	1,248
JPMorgan Chase & Co.	5.625%	8/16/43	1,400	1,569
JPMorgan Chase & Co.	4.850%	2/1/44	1,000	1,050
KeyBank NA	6.950%	2/1/28	450	563
Merrill Lynch & Co. Inc.	6.750%	6/1/28	640	784
Merrill Lynch & Co. Inc.	6.110%	1/29/37	1,925	2,218
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,078	2,838
Morgan Stanley	5.000%	11/24/25	1,775	1,883
Morgan Stanley	7.250%	4/1/32	1,130	1,515
Morgan Stanley	6.375%	7/24/42	2,211	2,782
Northern Trust Corp.	3.950%	10/30/25	910	943
PNC Bank NA	4.200%	11/1/25	725	767
UBS AG	7.750%	9/1/26	125	164
Wachovia Bank NA	6.600%	1/15/38	1,800	2,430
Wachovia Corp.	6.605%	10/1/25	565	683
Wachovia Corp.	7.500%	4/15/35	45	60
Wachovia Corp.	5.500%	8/1/35	1,564	1,751
Wachovia Corp.	6.550%	10/15/35	25	31
Wells Fargo & Co.	4.100%	6/3/26	2,350	2,365
Wells Fargo & Co.	5.375%	2/7/35	1,185	1,365
Wells Fargo & Co.	5.375%	11/2/43	1,625	1,777
Wells Fargo & Co.	5.606%	1/15/44	2,440	2,758
Wells Fargo Bank NA	5.950%	8/26/36	725	902
1 Wells Fargo Capital X	5.950%	12/1/86	920	933

Brokerage (0.2%)
Invesco Finance plc	5.375%	11/30/43	700	787
Jefferies Group LLC	6.450%	6/8/27	400	451
Jefferies Group LLC	6.250%	1/15/36	435	457
Jefferies Group LLC	6.500%	1/20/43	200	217
Legg Mason Inc.	5.625%	1/15/44	325	353
Leucadia National Corp.	6.625%	10/23/43	200	212

Finance Companies (2.0%)
GATX Corp.	5.200%	3/15/44	200	215
General Electric Capital Corp.	5.550%	1/5/26	275	320
General Electric Capital Corp.	6.750%	3/15/32	5,005	6,582
General Electric Capital Corp.	6.150%	8/7/37	2,385	2,966
General Electric Capital Corp.	5.875%	1/14/38	5,790	6,946
General Electric Capital Corp.	6.875%	1/10/39	4,210	5,654

Insurance (6.4%)
ACE Capital Trust II	9.700%	4/1/30	240	355
ACE INA Holdings Inc.	4.150%	3/13/43	875	864
Aetna Inc.	6.625%	6/15/36	580	759
Aetna Inc.	6.750%	12/15/37	565	755
Aetna Inc.	4.500%	5/15/42	455	467
Aetna Inc.	4.125%	11/15/42	700	675
Aetna Inc.	4.750%	3/15/44	625	659
Aflac Inc.	6.900%	12/17/39	145	195
Aflac Inc.	6.450%	8/15/40	650	831
AIG Life Holdings Inc.	8.500%	7/1/30	235	311

Allstate Corp.	5.350%	6/1/33	190	221
Allstate Corp.	5.550%	5/9/35	315	377
Allstate Corp.	5.950%	4/1/36	395	494
Allstate Corp.	4.500%	6/15/43	705	733
1 Allstate Corp.	6.500%	5/15/67	525	570
American International Group Inc.	6.250%	5/1/36	1,335	1,683
1 American International Group Inc.	8.175%	5/15/68	2,890	3,894
1 American International Group Inc.	6.250%	3/15/87	1,135	1,231
Aon Corp.	8.205%	1/1/27	550	707
Aon Corp.	6.250%	9/30/40	385	486
Aon plc	4.450%	5/24/43	250	246
Aon plc	4.600%	6/14/44	500	500
Arch Capital Group Ltd.	7.350%	5/1/34	250	341
Arch Capital Group US Inc.	5.144%	11/1/43	350	381
Assurant Inc.	6.750%	2/15/34	500	594
AXA SA	8.600%	12/15/30	1,110	1,487
AXIS Specialty Finance plc	5.150%	4/1/45	425	445
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	655	788
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	670	677
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	875	867
Berkshire Hathaway Inc.	4.500%	2/11/43	755	772
Chubb Corp.	6.000%	5/11/37	1,050	1,317
Chubb Corp.	6.500%	5/15/38	275	366
Cigna Corp.	7.875%	5/15/27	565	742
Cigna Corp.	5.875%	3/15/41	525	636
Cigna Corp.	5.375%	2/15/42	875	998
Cincinnati Financial Corp.	6.920%	5/15/28	300	368
Cincinnati Financial Corp.	6.125%	11/1/34	394	452
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	420	507
Genworth Holdings Inc.	6.500%	6/15/34	735	888
Hartford Financial Services Group Inc.	5.950%	10/15/36	488	586
Hartford Financial Services Group Inc.	6.625%	3/30/40	291	381
Hartford Financial Services Group Inc.	6.100%	10/1/41	570	707
Humana Inc.	8.150%	6/15/38	145	211
Humana Inc.	4.625%	12/1/42	605	604
Lincoln National Corp.	6.150%	4/7/36	800	981
Lincoln National Corp.	7.000%	6/15/40	395	552
Loews Corp.	6.000%	2/1/35	440	527
Loews Corp.	4.125%	5/15/43	100	93
Markel Corp.	5.000%	3/30/43	325	337
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	600	600
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	115	135
MetLife Inc.	6.500%	12/15/32	550	716
MetLife Inc.	6.375%	6/15/34	640	833
MetLife Inc.	5.700%	6/15/35	1,020	1,224
MetLife Inc.	5.875%	2/6/41	695	853
MetLife Inc.	4.125%	8/13/42	725	705
MetLife Inc.	4.875%	11/13/43	1,025	1,104
1 MetLife Inc.	6.400%	12/15/66	895	993
1 MetLife Inc.	10.750%	8/1/69	460	718
Munich Re America Corp.	7.450%	12/15/26	350	458
1 Nationwide Financial Services Inc.	6.750%	5/15/67	365	378
Principal Financial Group Inc.	6.050%	10/15/36	490	594
Principal Financial Group Inc.	4.625%	9/15/42	75	76
Principal Financial Group Inc.	4.350%	5/15/43	350	346
Progressive Corp.	6.625%	3/1/29	538	715
Progressive Corp.	6.250%	12/1/32	305	392

Progressive Corp.	4.350%	4/25/44	650	659
Protective Life Corp.	8.450%	10/15/39	390	559
Prudential Financial Inc.	5.750%	7/15/33	550	648
Prudential Financial Inc.	5.400%	6/13/35	545	617
Prudential Financial Inc.	5.900%	3/17/36	640	767
Prudential Financial Inc.	5.700%	12/14/36	275	325
Prudential Financial Inc.	6.625%	12/1/37	1,085	1,416
Prudential Financial Inc.	5.100%	8/15/43	1,375	1,512
Prudential Financial Inc.	4.600%	5/15/44	650	657
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	370	467
Transatlantic Holdings Inc.	8.000%	11/30/39	280	384
Travelers Cos. Inc.	6.750%	6/20/36	555	753
Travelers Cos. Inc.	6.250%	6/15/37	1,125	1,449
Travelers Cos. Inc.	5.350%	11/1/40	676	790
Travelers Cos. Inc.	4.600%	8/1/43	150	159
Trinity Acquisition plc	6.125%	8/15/43	275	304
UnitedHealth Group Inc.	5.800%	3/15/36	685	828
UnitedHealth Group Inc.	6.500%	6/15/37	625	813
UnitedHealth Group Inc.	6.625%	11/15/37	455	603
UnitedHealth Group Inc.	6.875%	2/15/38	785	1,063
UnitedHealth Group Inc.	5.700%	10/15/40	10	12
UnitedHealth Group Inc.	5.950%	2/15/41	485	606
UnitedHealth Group Inc.	4.625%	11/15/41	663	696
UnitedHealth Group Inc.	4.375%	3/15/42	305	307
UnitedHealth Group Inc.	3.950%	10/15/42	775	729
UnitedHealth Group Inc.	4.250%	3/15/43	650	641
Unum Group	5.750%	8/15/42	300	347
Validus Holdings Ltd.	8.875%	1/26/40	285	412
Voya Financial Inc.	5.700%	7/15/43	350	411
WellPoint Inc.	5.950%	12/15/34	666	799
WellPoint Inc.	5.850%	1/15/36	645	760
WellPoint Inc.	6.375%	6/15/37	520	659
WellPoint Inc.	4.625%	5/15/42	1,285	1,305
WellPoint Inc.	4.650%	1/15/43	1,150	1,171
XL Group plc	6.375%	11/15/24	405	493
XL Group plc	6.250%	5/15/27	280	334
XLIT Ltd.	5.250%	12/15/43	50	56

Other Finance (0.1%)
CME Group Inc.	5.300%	9/15/43	625	716

Real Estate Investment Trusts (0.3%)
HCP Inc.	6.750%	2/1/41	435	577
Health Care REIT Inc.	6.500%	3/15/41	325	413
Health Care REIT Inc.	5.125%	3/15/43	225	240
National Retail Properties Inc.	3.900%	6/15/24	325	331
Realty Income Corp.	5.875%	3/15/35	225	266
Simon Property Group LP	6.750%	2/1/40	420	574
Simon Property Group LP	4.750%	3/15/42	465	497
Ventas Realty LP	5.700%	9/30/43	250	292
				203,778
Industrial (61.1%)
Basic Industry (5.8%)
Agrium Inc.	7.125%	5/23/36	430	553
Agrium Inc.	6.125%	1/15/41	175	210
Agrium Inc.	4.900%	6/1/43	1,000	1,023
Barrick Gold Corp.	5.250%	4/1/42	615	577

Barrick North America Finance LLC	7.500%	9/15/38	265	305
Barrick North America Finance LLC	5.700%	5/30/41	825	821
Barrick North America Finance LLC	5.750%	5/1/43	1,350	1,358
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,120	1,132
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	300	367
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,005	968
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,425	2,648
CF Industries Inc.	5.150%	3/15/34	700	744
CF Industries Inc.	4.950%	6/1/43	825	837
CF Industries Inc.	5.375%	3/15/44	650	699
Cliffs Natural Resources Inc.	6.250%	10/1/40	621	538
Domtar Corp.	6.250%	9/1/42	225	248
Domtar Corp.	6.750%	2/15/44	175	204
Dow Chemical Co.	7.375%	11/1/29	885	1,189
Dow Chemical Co.	9.400%	5/15/39	770	1,256
Dow Chemical Co.	5.250%	11/15/41	505	546
Dow Chemical Co.	4.375%	11/15/42	1,450	1,393
Eastman Chemical Co.	4.800%	9/1/42	480	489
Eastman Chemical Co.	4.650%	10/15/44	550	543
Ecolab Inc.	5.500%	12/8/41	695	817
EI du Pont de Nemours & Co.	6.500%	1/15/28	450	580
EI du Pont de Nemours & Co.	4.900%	1/15/41	895	982
EI du Pont de Nemours & Co.	4.150%	2/15/43	325	321
Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	2,005	2,060
Georgia-Pacific LLC	7.375%	12/1/25	602	779
Georgia-Pacific LLC	7.250%	6/1/28	305	403
Georgia-Pacific LLC	7.750%	11/15/29	640	879
Georgia-Pacific LLC	8.875%	5/15/31	365	546
Glencore Canada Corp.	6.200%	6/15/35	175	188
International Paper Co.	8.700%	6/15/38	275	413
International Paper Co.	7.300%	11/15/39	585	801
International Paper Co.	6.000%	11/15/41	710	851
Kinross Gold Corp.	6.875%	9/1/41	260	266
Lubrizol Corp.	6.500%	10/1/34	240	314
LYB International Finance BV	5.250%	7/15/43	375	412
LYB International Finance BV	4.875%	3/15/44	1,325	1,380
Monsanto Co.	5.500%	8/15/25	360	436
Monsanto Co.	5.875%	4/15/38	230	285
Monsanto Co.	3.600%	7/15/42	795	732
Mosaic Co.	5.450%	11/15/33	500	557
Mosaic Co.	4.875%	11/15/41	145	146
Mosaic Co.	5.625%	11/15/43	700	788
Newmont Mining Corp.	5.875%	4/1/35	230	228
Newmont Mining Corp.	6.250%	10/1/39	940	960
Newmont Mining Corp.	4.875%	3/15/42	1,135	985
Nucor Corp.	6.400%	12/1/37	430	525
Nucor Corp.	5.200%	8/1/43	575	621
Placer Dome Inc.	6.450%	10/15/35	50	54
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	460	557
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	435	521
PPG Industries Inc.	7.700%	3/15/38	270	383
PPG Industries Inc.	5.500%	11/15/40	160	188
Praxair Inc.	3.550%	11/7/42	400	365
Reliance Steel & Aluminum Co.	6.850%	11/15/36	35	39
Rio Tinto Alcan Inc.	7.250%	3/15/31	480	622
Rio Tinto Alcan Inc.	6.125%	12/15/33	669	808
Rio Tinto Alcan Inc.	5.750%	6/1/35	535	606

Rio Tinto Finance USA Ltd.	7.125%	7/15/28	665	868
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	920	1,011
Rio Tinto Finance USA plc	4.750%	3/22/42	290	301
Rio Tinto Finance USA plc	4.125%	8/21/42	1,150	1,079
Rohm & Haas Co.	7.850%	7/15/29	750	1,017
Southern Copper Corp.	7.500%	7/27/35	795	928
Southern Copper Corp.	6.750%	4/16/40	990	1,068
Southern Copper Corp.	5.250%	11/8/42	1,095	1,009
Syngenta Finance NV	4.375%	3/28/42	225	228
Teck Resources Ltd.	6.125%	10/1/35	1,280	1,360
Teck Resources Ltd.	6.000%	8/15/40	570	599
Teck Resources Ltd.	6.250%	7/15/41	385	419
Teck Resources Ltd.	5.200%	3/1/42	788	753
Teck Resources Ltd.	5.400%	2/1/43	375	370
Vale Canada Ltd.	7.200%	9/15/32	660	739
Vale Overseas Ltd.	8.250%	1/17/34	745	928
Vale Overseas Ltd.	6.875%	11/21/36	2,710	2,991
Vale Overseas Ltd.	6.875%	11/10/39	1,730	1,910
Vale SA	5.625%	9/11/42	1,410	1,375
Westvaco Corp.	7.950%	2/15/31	500	640
Weyerhaeuser Co.	8.500%	1/15/25	550	738
Weyerhaeuser Co.	6.950%	10/1/27	200	249
Weyerhaeuser Co.	7.375%	3/15/32	955	1,279
Weyerhaeuser Co.	6.875%	12/15/33	375	483
Worthington Industries Inc.	4.550%	4/15/26	200	206

Capital Goods (4.3%)
3M Co.	6.375%	2/15/28	550	726
3M Co.	5.700%	3/15/37	335	419
ABB Finance USA Inc.	4.375%	5/8/42	550	566
Boeing Co.	7.950%	8/15/24	290	408
Boeing Co.	6.125%	2/15/33	380	491
Boeing Co.	6.875%	3/15/39	270	377
Boeing Co.	5.875%	2/15/40	1,050	1,332
Caterpillar Inc.	5.300%	9/15/35	350	408
Caterpillar Inc.	6.050%	8/15/36	690	860
Caterpillar Inc.	3.803%	8/15/42	1,955	1,805
Caterpillar Inc.	4.300%	5/15/44	450	451
Caterpillar Inc.	4.750%	5/15/64	450	465
Deere & Co.	5.375%	10/16/29	695	828
Deere & Co.	8.100%	5/15/30	300	446
Deere & Co.	3.900%	6/9/42	1,735	1,646
Dover Corp.	5.375%	3/1/41	680	796
Eaton Corp.	4.000%	11/2/32	625	625
Eaton Corp.	4.150%	11/2/42	1,275	1,239
Emerson Electric Co.	6.000%	8/15/32	160	201
Emerson Electric Co.	6.125%	4/15/39	140	179
Emerson Electric Co.	5.250%	11/15/39	335	389
General Dynamics Corp.	3.600%	11/15/42	400	372
General Electric Co.	4.125%	10/9/42	2,200	2,168
General Electric Co.	4.500%	3/11/44	1,900	1,985
Honeywell International Inc.	5.700%	3/15/37	915	1,125
Honeywell International Inc.	5.375%	3/1/41	740	880
Illinois Tool Works Inc.	4.875%	9/15/41	389	421
Illinois Tool Works Inc.	3.900%	9/1/42	906	858
2 Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	475	555
Legrand France SA	8.500%	2/15/25	385	536

Lockheed Martin Corp.	6.150%	9/1/36	1,085	1,361
Lockheed Martin Corp.	5.500%	11/15/39	525	617
Lockheed Martin Corp.	5.720%	6/1/40	635	766
Lockheed Martin Corp.	4.850%	9/15/41	805	883
Lockheed Martin Corp.	4.070%	12/15/42	450	436
Northrop Grumman Corp.	5.050%	11/15/40	290	316
Northrop Grumman Corp.	4.750%	6/1/43	650	681
Northrop Grumman Systems Corp.	7.750%	2/15/31	560	774
Owens Corning	7.000%	12/1/36	465	557
Parker Hannifin Corp.	6.250%	5/15/38	140	180
Precision Castparts Corp.	3.900%	1/15/43	475	458
Raytheon Co.	7.200%	8/15/27	705	930
Raytheon Co.	4.875%	10/15/40	275	305
Raytheon Co.	4.700%	12/15/41	660	711
Republic Services Inc.	6.200%	3/1/40	450	563
Republic Services Inc.	5.700%	5/15/41	1,250	1,478
Rockwell Automation Inc.	6.700%	1/15/28	135	175
Rockwell Automation Inc.	6.250%	12/1/37	330	417
Rockwell Collins Inc.	4.800%	12/15/43	250	273
Sonoco Products Co.	5.750%	11/1/40	595	689
Stanley Black & Decker Inc.	5.200%	9/1/40	315	351
United Technologies Corp.	6.700%	8/1/28	400	523
United Technologies Corp.	7.500%	9/15/29	855	1,226
United Technologies Corp.	6.125%	7/15/38	1,040	1,345
United Technologies Corp.	5.700%	4/15/40	1,405	1,727
United Technologies Corp.	4.500%	6/1/42	3,750	3,906
Waste Management Inc.	7.100%	8/1/26	415	548
Waste Management Inc.	7.000%	7/15/28	646	849
Waste Management Inc.	7.750%	5/15/32	350	500
Waste Management Inc.	6.125%	11/30/39	205	257

Communication (14.8%)
21st Century Fox America Inc.	6.550%	3/15/33	335	413
21st Century Fox America Inc.	6.200%	12/15/34	715	872
21st Century Fox America Inc.	6.400%	12/15/35	1,265	1,577
21st Century Fox America Inc.	6.150%	3/1/37	1,075	1,306
21st Century Fox America Inc.	6.650%	11/15/37	1,245	1,585
21st Century Fox America Inc.	6.900%	8/15/39	1,010	1,324
21st Century Fox America Inc.	6.150%	2/15/41	1,275	1,558
21st Century Fox America Inc.	5.400%	10/1/43	1,025	1,152
21st Century Fox America Inc.	7.750%	12/1/45	360	520
Alltel Corp.	6.800%	5/1/29	420	525
Alltel Corp.	7.875%	7/1/32	725	1,005
America Movil SAB de CV	6.375%	3/1/35	1,055	1,256
America Movil SAB de CV	6.125%	11/15/37	800	928
America Movil SAB de CV	6.125%	3/30/40	1,925	2,269
America Movil SAB de CV	4.375%	7/16/42	575	536
Ameritech Capital Funding Corp.	6.550%	1/15/28	385	449
AT&T Corp.	8.000%	11/15/31	1,105	1,611
AT&T Inc.	6.150%	9/15/34	867	1,016
AT&T Inc.	6.500%	9/1/37	837	1,037
AT&T Inc.	6.300%	1/15/38	2,185	2,647
AT&T Inc.	6.400%	5/15/38	660	802
AT&T Inc.	6.550%	2/15/39	1,605	2,010
AT&T Inc.	5.350%	9/1/40	2,740	2,996
AT&T Inc.	5.550%	8/15/41	2,206	2,487
AT&T Inc.	4.300%	12/15/42	1,713	1,636

AT&T Inc.	4.350%	6/15/45	3,089	2,960
AT&T Mobility LLC	7.125%	12/15/31	560	735
Bellsouth Capital Funding Corp.	7.875%	2/15/30	323	420
Bellsouth Capital Funding Corp.	7.120%	7/15/97	200	227
BellSouth Corp.	6.875%	10/15/31	498	608
BellSouth Corp.	6.550%	6/15/34	245	295
BellSouth Telecommunications LLC	6.375%	6/1/28	165	194
British Telecommunications plc	9.625%	12/15/30	2,302	3,677
CBS Corp.	7.875%	7/30/30	861	1,158
CBS Corp.	5.500%	5/15/33	335	371
CBS Corp.	5.900%	10/15/40	500	574
CBS Corp.	4.850%	7/1/42	495	493
Comcast Corp.	4.250%	1/15/33	1,180	1,212
Comcast Corp.	7.050%	3/15/33	1,035	1,397
Comcast Corp.	5.650%	6/15/35	1,035	1,223
Comcast Corp.	6.500%	11/15/35	760	980
Comcast Corp.	6.450%	3/15/37	1,285	1,635
Comcast Corp.	6.950%	8/15/37	1,850	2,484
Comcast Corp.	6.400%	5/15/38	1,255	1,597
Comcast Corp.	6.550%	7/1/39	1,111	1,440
Comcast Corp.	6.400%	3/1/40	1,250	1,602
Comcast Corp.	4.650%	7/15/42	1,350	1,401
Comcast Corp.	4.500%	1/15/43	400	407
Comcast Corp.	4.750%	3/1/44	825	875
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,880	4,206
Deutsche Telekom International Finance BV	9.250%	6/1/32	590	933
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	1,160	1,343
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	940	1,138
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,635	1,719
Discovery Communications LLC	6.350%	6/1/40	960	1,148
Discovery Communications LLC	4.875%	4/1/43	800	801
Embarq Corp.	7.995%	6/1/36	1,955	2,129
Grupo Televisa SAB	6.625%	3/18/25	510	624
Grupo Televisa SAB	8.500%	3/11/32	540	746
Grupo Televisa SAB	6.625%	1/15/40	500	610
Grupo Televisa SAB	5.000%	5/13/45	600	597
GTE Corp.	6.940%	4/15/28	1,080	1,356
Koninklijke KPN NV	8.375%	10/1/30	600	836
McGraw Hill Financial Inc.	6.550%	11/15/37	400	416
NBCUniversal Media LLC	6.400%	4/30/40	990	1,266
NBCUniversal Media LLC	5.950%	4/1/41	1,245	1,517
NBCUniversal Media LLC	4.450%	1/15/43	900	904
New Cingular Wireless Services Inc.	8.750%	3/1/31	795	1,188
Orange SA	9.000%	3/1/31	1,775	2,659
Orange SA	5.375%	1/13/42	535	575
Orange SA	5.500%	2/6/44	1,775	1,928
Pacific Bell Telephone Co.	7.125%	3/15/26	330	424
Qwest Corp.	7.200%	11/10/26	30	30
Qwest Corp.	6.875%	9/15/33	1,395	1,407
Qwest Corp.	7.125%	11/15/43	85	86
Rogers Communications Inc.	7.500%	8/15/38	225	306
Rogers Communications Inc.	4.500%	3/15/43	825	806
Rogers Communications Inc.	5.450%	10/1/43	350	391
Rogers Communications Inc.	5.000%	3/15/44	800	832

TCI Communications Inc.	7.875%	2/15/26	390	546
TCI Communications Inc.	7.125%	2/15/28	220	291
Telefonica Emisiones SAU	7.045%	6/20/36	1,690	2,131
Telefonica Europe BV	8.250%	9/15/30	1,910	2,561
Thomson Reuters Corp.	5.500%	8/15/35	200	215
Thomson Reuters Corp.	5.850%	4/15/40	890	997
Thomson Reuters Corp.	4.500%	5/23/43	300	283
Thomson Reuters Corp.	5.650%	11/23/43	200	220
Time Warner Cable Inc.	6.550%	5/1/37	1,425	1,775
Time Warner Cable Inc.	7.300%	7/1/38	1,400	1,883
Time Warner Cable Inc.	6.750%	6/15/39	1,520	1,945
Time Warner Cable Inc.	5.875%	11/15/40	960	1,118
Time Warner Cable Inc.	5.500%	9/1/41	1,536	1,710
Time Warner Cable Inc.	4.500%	9/15/42	1,275	1,248
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,050	1,544
United States Cellular Corp.	6.700%	12/15/33	485	490
Verizon Communications Inc.	7.750%	12/1/30	1,550	2,122
Verizon Communications Inc.	7.750%	6/15/32	733	1,001
Verizon Communications Inc.	6.400%	9/15/33	5,500	6,769
Verizon Communications Inc.	5.050%	3/15/34	1,100	1,172
Verizon Communications Inc.	5.850%	9/15/35	1,425	1,660
Verizon Communications Inc.	6.250%	4/1/37	1,120	1,348
Verizon Communications Inc.	6.400%	2/15/38	2,800	3,414
Verizon Communications Inc.	6.900%	4/15/38	1,340	1,738
Verizon Communications Inc.	7.350%	4/1/39	450	605
Verizon Communications Inc.	6.000%	4/1/41	1,240	1,458
Verizon Communications Inc.	4.750%	11/1/41	1,205	1,217
Verizon Communications Inc.	3.850%	11/1/42	1,295	1,150
Verizon Communications Inc.	6.550%	9/15/43	14,145	17,925
Verizon Florida LLC	6.860%	2/1/28	250	297
Verizon Maryland LLC	5.125%	6/15/33	595	605
Verizon New England Inc.	7.875%	11/15/29	50	64
Verizon New York Inc.	7.375%	4/1/32	562	700
Vodafone Group plc	7.875%	2/15/30	935	1,292
Vodafone Group plc	6.250%	11/30/32	365	438
Vodafone Group plc	6.150%	2/27/37	1,485	1,744
Vodafone Group plc	4.375%	2/19/43	1,300	1,221
WPP Finance 2010	5.125%	9/7/42	275	282
WPP Finance 2010	5.625%	11/15/43	400	440

Consumer Cyclical (8.0%)
Cummins Inc.	7.125%	3/1/28	425	573
Cummins Inc.	4.875%	10/1/43	175	193
CVS Caremark Corp.	6.250%	6/1/27	1,195	1,494
CVS Caremark Corp.	6.125%	9/15/39	880	1,100
CVS Caremark Corp.	5.750%	5/15/41	1,014	1,217
CVS Caremark Corp.	5.300%	12/5/43	700	799
Daimler Finance North America LLC	8.500%	1/18/31	1,460	2,213
eBay Inc.	4.000%	7/15/42	650	588
Ford Motor Co.	6.625%	10/1/28	675	831
Ford Motor Co.	6.375%	2/1/29	350	421
Ford Motor Co.	7.450%	7/16/31	1,860	2,481
Ford Motor Co.	4.750%	1/15/43	2,375	2,405
Ford Motor Co.	7.400%	11/1/46	645	880
Historic TW Inc.	6.625%	5/15/29	1,540	1,967
Home Depot Inc.	5.875%	12/16/36	3,215	3,949
Home Depot Inc.	5.400%	9/15/40	955	1,115

Home Depot Inc.	5.950%	4/1/41	1,065	1,330
Home Depot Inc.	4.200%	4/1/43	1,375	1,356
Johnson Controls Inc.	6.000%	1/15/36	340	407
Johnson Controls Inc.	5.700%	3/1/41	720	844
Johnson Controls Inc.	5.250%	12/1/41	280	310
Kohl's Corp.	6.000%	1/15/33	345	381
Kohl's Corp.	6.875%	12/15/37	215	264
Lowe's Cos. Inc.	6.875%	2/15/28	60	77
Lowe's Cos. Inc.	6.500%	3/15/29	530	665
Lowe's Cos. Inc.	5.500%	10/15/35	570	663
Lowe's Cos. Inc.	6.650%	9/15/37	330	435
Lowe's Cos. Inc.	5.800%	4/15/40	455	552
Lowe's Cos. Inc.	5.125%	11/15/41	455	508
Lowe's Cos. Inc.	4.650%	4/15/42	460	480
Lowe's Cos. Inc.	5.000%	9/15/43	950	1,041
Macy's Retail Holdings Inc.	6.900%	4/1/29	735	917
Macy's Retail Holdings Inc.	6.900%	1/15/32	225	281
Macy's Retail Holdings Inc.	6.700%	7/15/34	40	51
Macy's Retail Holdings Inc.	6.375%	3/15/37	660	823
Macy's Retail Holdings Inc.	5.125%	1/15/42	705	752
Macy's Retail Holdings Inc.	4.300%	2/15/43	825	779
McDonald's Corp.	6.300%	10/15/37	735	952
McDonald's Corp.	6.300%	3/1/38	1,375	1,793
McDonald's Corp.	3.700%	2/15/42	595	543
McDonald's Corp.	3.625%	5/1/43	925	833
MDC Holdings Inc.	6.000%	1/15/43	500	455
NIKE Inc.	3.625%	5/1/43	225	208
Nordstrom Inc.	6.950%	3/15/28	30	38
2 Nordstrom Inc.	5.000%	1/15/44	929	1,004
QVC Inc.	5.950%	3/15/43	350	370
Target Corp.	6.350%	11/1/32	585	740
Target Corp.	6.500%	10/15/37	1,685	2,171
Target Corp.	7.000%	1/15/38	1,105	1,501
Target Corp.	4.000%	7/1/42	852	801
Time Warner Cos. Inc.	6.950%	1/15/28	85	110
Time Warner Inc.	3.550%	6/1/24	550	551
Time Warner Inc.	7.625%	4/15/31	1,810	2,499
Time Warner Inc.	7.700%	5/1/32	1,155	1,609
Time Warner Inc.	6.500%	11/15/36	840	1,038
Time Warner Inc.	6.200%	3/15/40	475	574
Time Warner Inc.	6.100%	7/15/40	985	1,180
Time Warner Inc.	6.250%	3/29/41	685	833
Time Warner Inc.	5.375%	10/15/41	900	998
Time Warner Inc.	4.900%	6/15/42	855	885
Time Warner Inc.	5.350%	12/15/43	375	412
Time Warner Inc.	4.650%	6/1/44	325	323
VF Corp.	6.450%	11/1/37	635	815
Viacom Inc.	6.875%	4/30/36	1,325	1,686
Viacom Inc.	4.375%	3/15/43	1,270	1,178
Viacom Inc.	5.850%	9/1/43	1,625	1,857
Viacom Inc.	5.250%	4/1/44	300	317
Wal-Mart Stores Inc.	5.875%	4/5/27	605	752
Wal-Mart Stores Inc.	7.550%	2/15/30	1,000	1,437
Wal-Mart Stores Inc.	5.250%	9/1/35	1,815	2,116
Wal-Mart Stores Inc.	6.500%	8/15/37	2,500	3,300
Wal-Mart Stores Inc.	6.200%	4/15/38	2,360	3,019
Wal-Mart Stores Inc.	5.625%	4/1/40	1,572	1,913

Wal-Mart Stores Inc.	5.625%	4/15/41	2,665	3,242
Wal-Mart Stores Inc.	4.000%	4/11/43	1,450	1,394
Wal-Mart Stores Inc.	4.750%	10/2/43	1,350	1,461
Wal-Mart Stores Inc.	4.300%	4/22/44	950	954
Walgreen Co.	4.400%	9/15/42	750	722
Walt Disney Co.	7.000%	3/1/32	885	1,218
Walt Disney Co.	4.125%	12/1/41	885	879
Walt Disney Co.	3.700%	12/1/42	350	324
Walt Disney Co.	4.125%	6/1/44	125	123
Western Union Co.	6.200%	11/17/36	500	509
Western Union Co.	6.200%	6/21/40	170	174
Yum! Brands Inc.	6.875%	11/15/37	535	680
Yum! Brands Inc.	5.350%	11/1/43	250	274

Consumer Noncyclical (13.1%)
Abbott Laboratories	6.150%	11/30/37	350	453
Abbott Laboratories	6.000%	4/1/39	445	569
Abbott Laboratories	5.300%	5/27/40	940	1,124
AbbVie Inc.	4.400%	11/6/42	1,750	1,749
Actavis Inc.	4.625%	10/1/42	740	735
Ahold Finance USA LLC	6.875%	5/1/29	515	652
Altria Group Inc.	9.950%	11/10/38	968	1,597
Altria Group Inc.	10.200%	2/6/39	816	1,379
Altria Group Inc.	4.250%	8/9/42	525	487
Altria Group Inc.	4.500%	5/2/43	625	603
Altria Group Inc.	5.375%	1/31/44	1,925	2,091
Amgen Inc.	6.375%	6/1/37	1,195	1,485
Amgen Inc.	6.900%	6/1/38	465	613
Amgen Inc.	6.400%	2/1/39	1,135	1,422
Amgen Inc.	5.750%	3/15/40	740	867
Amgen Inc.	4.950%	10/1/41	835	876
Amgen Inc.	5.150%	11/15/41	2,080	2,232
Amgen Inc.	5.650%	6/15/42	1,020	1,171
Amgen Inc.	5.375%	5/15/43	895	991
Anheuser-Busch Cos. LLC	6.800%	8/20/32	65	86
Anheuser-Busch Cos. LLC	5.950%	1/15/33	20	25
Anheuser-Busch Cos. LLC	5.750%	4/1/36	225	274
Anheuser-Busch Cos. LLC	6.450%	9/1/37	680	905
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,285	1,239
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	725	764
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,655	2,586
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	805	1,234
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	860	1,132
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,185	1,106
Archer-Daniels-Midland Co.	5.935%	10/1/32	195	236
Archer-Daniels-Midland Co.	5.375%	9/15/35	510	593
Archer-Daniels-Midland Co.	5.765%	3/1/41	510	632
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,190	1,260
Archer-Daniels-Midland Co.	4.016%	4/16/43	125	121
1 Ascension Health Alliance	4.847%	11/15/53	475	530
AstraZeneca plc	6.450%	9/15/37	2,250	2,915
AstraZeneca plc	4.000%	9/18/42	950	903
Avon Products Inc.	6.950%	3/15/43	250	255
Baxter International Inc.	6.250%	12/1/37	230	291
Baxter International Inc.	3.650%	8/15/42	500	447
Baxter International Inc.	4.500%	6/15/43	320	328
Becton Dickinson & Co.	6.000%	5/15/39	30	38

Becton Dickinson & Co.	5.000%	11/12/40	540	605
Boston Scientific Corp.	7.375%	1/15/40	630	868
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,005	1,234
Bristol-Myers Squibb Co.	6.125%	5/1/38	510	659
Bristol-Myers Squibb Co.	3.250%	8/1/42	975	812
Bristol-Myers Squibb Co.	4.500%	3/1/44	525	544
Brown-Forman Corp.	3.750%	1/15/43	275	255
Campbell Soup Co.	3.800%	8/2/42	500	434
Cardinal Health Inc.	4.600%	3/15/43	425	434
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	675	641
Celgene Corp.	5.700%	10/15/40	610	710
Celgene Corp.	5.250%	8/15/43	100	109
Celgene Corp.	4.625%	5/15/44	825	824
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	675	753
ConAgra Foods Inc.	7.125%	10/1/26	510	650
ConAgra Foods Inc.	7.000%	10/1/28	375	473
ConAgra Foods Inc.	8.250%	9/15/30	495	693
ConAgra Foods Inc.	6.625%	8/15/39	200	252
ConAgra Foods Inc.	4.650%	1/25/43	829	828
Covidien International Finance SA	6.550%	10/15/37	1,135	1,531
Delhaize America LLC	9.000%	4/15/31	220	286
Delhaize Group SA	5.700%	10/1/40	747	796
Diageo Capital plc	5.875%	9/30/36	770	947
Diageo Capital plc	3.875%	4/29/43	375	355
Diageo Investment Corp.	7.450%	4/15/35	235	335
Diageo Investment Corp.	4.250%	5/11/42	785	781
Dignity Health California GO	4.500%	11/1/42	275	255
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	330	461
Eli Lilly & Co.	7.125%	6/1/25	360	479
Eli Lilly & Co.	5.500%	3/15/27	500	596
Eli Lilly & Co.	5.550%	3/15/37	930	1,108
Eli Lilly & Co.	5.950%	11/15/37	665	830
Eli Lilly & Co.	4.650%	6/15/44	600	635
Estee Lauder Cos. Inc.	6.000%	5/15/37	415	512
Estee Lauder Cos. Inc.	3.700%	8/15/42	600	545
Express Scripts Holding Co.	6.125%	11/15/41	1,170	1,414
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	700	650
Genentech Inc.	5.250%	7/15/35	845	980
General Mills Inc.	5.400%	6/15/40	115	131
General Mills Inc.	4.150%	2/15/43	575	564
Gilead Sciences Inc.	5.650%	12/1/41	775	921
Gilead Sciences Inc.	4.800%	4/1/44	1,950	2,054
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	405	475
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	3,020	3,933
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	375	374
Hasbro Inc.	6.350%	3/15/40	360	429
Hasbro Inc.	5.100%	5/15/44	400	410
Hershey Co.	7.200%	8/15/27	250	337
Ingredion Inc.	6.625%	4/15/37	475	585
Johnson & Johnson	6.950%	9/1/29	440	614
Johnson & Johnson	4.950%	5/15/33	300	347
Johnson & Johnson	4.375%	12/5/33	1,200	1,292
Johnson & Johnson	5.950%	8/15/37	1,305	1,689
Johnson & Johnson	4.500%	9/1/40	195	209
Johnson & Johnson	4.850%	5/15/41	95	107
Johnson & Johnson	4.500%	12/5/43	825	888
Kaiser Foundation Hospitals	4.875%	4/1/42	620	678

Kellogg Co.	7.450%	4/1/31	965	1,260
Kimberly-Clark Corp.	6.625%	8/1/37	400	541
Kimberly-Clark Corp.	5.300%	3/1/41	485	570
Kimberly-Clark Corp.	3.700%	6/1/43	225	209
Koninklijke Philips NV	6.875%	3/11/38	870	1,166
Koninklijke Philips NV	5.000%	3/15/42	700	770
Kraft Foods Group Inc.	6.875%	1/26/39	1,225	1,583
Kraft Foods Group Inc.	6.500%	2/9/40	900	1,125
Kraft Foods Group Inc.	5.000%	6/4/42	1,340	1,425
Kroger Co.	7.500%	4/1/31	380	501
Kroger Co.	6.900%	4/15/38	380	487
Kroger Co.	5.000%	4/15/42	400	421
Kroger Co.	5.150%	8/1/43	850	915
Lorillard Tobacco Co.	8.125%	5/1/40	40	54
Lorillard Tobacco Co.	7.000%	8/4/41	535	652
Mattel Inc.	5.450%	11/1/41	470	508
1 Mayo Clinic	3.774%	11/15/43	400	371
1 Mayo Clinic	4.000%	11/15/47	225	215
McKesson Corp.	6.000%	3/1/41	430	516
McKesson Corp.	4.883%	3/15/44	350	366
Mead Johnson Nutrition Co.	4.600%	6/1/44	700	702
Medtronic Inc.	6.500%	3/15/39	155	206
Medtronic Inc.	5.550%	3/15/40	480	568
Medtronic Inc.	4.500%	3/15/42	360	371
Medtronic Inc.	4.000%	4/1/43	500	482
Medtronic Inc.	4.625%	3/15/44	750	789
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	400	437
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	250	240
Merck & Co. Inc.	6.500%	12/1/33	1,315	1,754
Merck & Co. Inc.	6.550%	9/15/37	725	968
Merck & Co. Inc.	3.600%	9/15/42	600	537
Merck & Co. Inc.	4.150%	5/18/43	1,000	981
Merck Sharp & Dohme Corp.	6.300%	1/1/26	30	38
Merck Sharp & Dohme Corp.	6.400%	3/1/28	640	829
Merck Sharp & Dohme Corp.	5.950%	12/1/28	380	469
Merck Sharp & Dohme Corp.	5.750%	11/15/36	70	86
Merck Sharp & Dohme Corp.	5.850%	6/30/39	660	814
Molson Coors Brewing Co.	5.000%	5/1/42	775	838
Mondelez International Inc.	6.500%	11/1/31	730	914
Mondelez International Inc.	6.875%	2/1/38	480	628
Mondelez International Inc.	6.875%	1/26/39	215	283
Mondelez International Inc.	6.500%	2/9/40	1,365	1,731
Mylan Inc.	5.400%	11/29/43	800	864
Novant Health Inc.	4.371%	11/1/43	300	293
Novartis Capital Corp.	3.700%	9/21/42	300	278
Novartis Capital Corp.	4.400%	5/6/44	1,650	1,708
Pepsi Bottling Group Inc.	7.000%	3/1/29	685	917
PepsiCo Inc.	5.500%	1/15/40	750	881
PepsiCo Inc.	4.875%	11/1/40	870	944
PepsiCo Inc.	4.000%	3/5/42	600	569
PepsiCo Inc.	3.600%	8/13/42	275	246
2 Perrigo Co. plc	5.300%	11/15/43	575	620
Pfizer Inc.	7.200%	3/15/39	1,730	2,438
Pfizer Inc.	4.300%	6/15/43	700	700
Pfizer Inc.	4.400%	5/15/44	800	813

Pharmacia Corp.	6.600%	12/1/28	355	463
Philip Morris International Inc.	6.375%	5/16/38	1,065	1,355
Philip Morris International Inc.	4.375%	11/15/41	745	745
Philip Morris International Inc.	4.500%	3/20/42	455	464
Philip Morris International Inc.	3.875%	8/21/42	975	904
Philip Morris International Inc.	4.125%	3/4/43	875	841
Philip Morris International Inc.	4.875%	11/15/43	500	539
Procter & Gamble Co.	5.800%	8/15/34	650	813
Procter & Gamble Co.	5.550%	3/5/37	1,815	2,204
Quest Diagnostics Inc.	6.950%	7/1/37	60	73
Quest Diagnostics Inc.	5.750%	1/30/40	460	502
Reynolds American Inc.	7.250%	6/15/37	375	468
Reynolds American Inc.	4.750%	11/1/42	525	506
Reynolds American Inc.	6.150%	9/15/43	750	863
Safeway Inc.	7.250%	2/1/31	480	496
St. Jude Medical Inc.	4.750%	4/15/43	875	911
Stryker Corp.	4.100%	4/1/43	400	397
Stryker Corp.	4.375%	5/15/44	400	397
Sysco Corp.	5.375%	9/21/35	480	549
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,050	1,253
Thermo Fisher Scientific Inc.	5.300%	2/1/44	825	916
Unilever Capital Corp.	5.900%	11/15/32	995	1,302
Whirlpool Corp.	5.150%	3/1/43	225	239
Wyeth LLC	6.500%	2/1/34	1,180	1,540
Wyeth LLC	6.000%	2/15/36	800	1,004
Wyeth LLC	5.950%	4/1/37	1,895	2,345
Zimmer Holdings Inc.	5.750%	11/30/39	575	672
Zoetis Inc.	4.700%	2/1/43	875	905

Energy (8.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	580	759
Anadarko Finance Co.	7.500%	5/1/31	542	735
Anadarko Petroleum Corp.	6.450%	9/15/36	1,860	2,338
Anadarko Petroleum Corp.	7.950%	6/15/39	155	228
Anadarko Petroleum Corp.	6.200%	3/15/40	715	886
Apache Corp.	6.000%	1/15/37	1,386	1,687
Apache Corp.	5.100%	9/1/40	1,085	1,191
Apache Corp.	5.250%	2/1/42	505	567
Apache Corp.	4.750%	4/15/43	1,295	1,357
Apache Corp.	4.250%	1/15/44	575	564
Apache Finance Canada Corp.	7.750%	12/15/29	425	607
Baker Hughes Inc.	6.875%	1/15/29	350	470
Baker Hughes Inc.	5.125%	9/15/40	1,435	1,634
Burlington Resources Finance Co.	7.200%	8/15/31	915	1,271
Burlington Resources Finance Co.	7.400%	12/1/31	55	78
Cameron International Corp.	5.950%	6/1/41	255	301
Cameron International Corp.	5.125%	12/15/43	675	720
Canadian Natural Resources Ltd.	7.200%	1/15/32	348	450
Canadian Natural Resources Ltd.	6.450%	6/30/33	350	432
Canadian Natural Resources Ltd.	5.850%	2/1/35	200	234
Canadian Natural Resources Ltd.	6.500%	2/15/37	455	580
Canadian Natural Resources Ltd.	6.250%	3/15/38	555	696
Canadian Natural Resources Ltd.	6.750%	2/1/39	525	698
Cenovus Energy Inc.	6.750%	11/15/39	1,722	2,234
Cenovus Energy Inc.	4.450%	9/15/42	875	870
Conoco Funding Co.	7.250%	10/15/31	515	729
ConocoPhillips	5.900%	10/15/32	765	951

ConocoPhillips	5.900%	5/15/38	335	424
ConocoPhillips	6.500%	2/1/39	3,055	4,125
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	575	724
ConocoPhillips Holding Co.	6.950%	4/15/29	935	1,285
2 Continental Resources Inc.	4.900%	6/1/44	600	618
Devon Energy Corp.	7.950%	4/15/32	1,020	1,447
Devon Energy Corp.	5.600%	7/15/41	1,290	1,494
Devon Energy Corp.	4.750%	5/15/42	865	890
Devon Financing Co. LLC	7.875%	9/30/31	895	1,255
Diamond Offshore Drilling Inc.	5.700%	10/15/39	375	425
Diamond Offshore Drilling Inc.	4.875%	11/1/43	675	679
Encana Corp.	6.500%	8/15/34	1,285	1,596
Encana Corp.	6.625%	8/15/37	1,160	1,466
Encana Corp.	6.500%	2/1/38	540	677
Encana Corp.	5.150%	11/15/41	340	370
Eni USA Inc.	7.300%	11/15/27	395	532
Global Marine Inc.	7.000%	6/1/28	255	286
Halliburton Co.	6.700%	9/15/38	816	1,106
Halliburton Co.	7.450%	9/15/39	470	679
Halliburton Co.	4.500%	11/15/41	400	419
Halliburton Co.	4.750%	8/1/43	990	1,065
Hess Corp.	7.875%	10/1/29	1,190	1,627
Hess Corp.	7.300%	8/15/31	860	1,138
Hess Corp.	7.125%	3/15/33	1,175	1,557
Hess Corp.	6.000%	1/15/40	125	150
Hess Corp.	5.600%	2/15/41	675	774
Kerr-McGee Corp.	6.950%	7/1/24	790	1,010
Kerr-McGee Corp.	7.875%	9/15/31	390	545
Marathon Oil Corp.	6.800%	3/15/32	540	686
Marathon Oil Corp.	6.600%	10/1/37	605	782
Marathon Petroleum Corp.	6.500%	3/1/41	1,710	2,144
Murphy Oil Corp.	7.050%	5/1/29	330	390
National Oilwell Varco Inc.	3.950%	12/1/42	1,600	1,525
Noble Energy Inc.	8.000%	4/1/27	245	331
Noble Energy Inc.	6.000%	3/1/41	475	573
Noble Energy Inc.	5.250%	11/15/43	1,250	1,373
Noble Holding International Ltd.	6.200%	8/1/40	360	411
Noble Holding International Ltd.	6.050%	3/1/41	850	966
Petro-Canada	7.875%	6/15/26	270	366
Petro-Canada	7.000%	11/15/28	145	187
Petro-Canada	5.350%	7/15/33	345	389
Petro-Canada	5.950%	5/15/35	395	476
Petro-Canada	6.800%	5/15/38	760	1,016
Phillips 66	5.875%	5/1/42	2,026	2,454
Pioneer Natural Resources Co.	7.200%	1/15/28	275	353
Pride International Inc.	7.875%	8/15/40	485	720
Rowan Cos. Inc.	5.400%	12/1/42	300	299
Rowan Cos. Inc.	5.850%	1/15/44	300	318
Shell International Finance BV	6.375%	12/15/38	2,895	3,856
Shell International Finance BV	5.500%	3/25/40	895	1,072
Shell International Finance BV	3.625%	8/21/42	200	182
Shell International Finance BV	4.550%	8/12/43	1,700	1,801
Suncor Energy Inc.	7.150%	2/1/32	515	704
Suncor Energy Inc.	5.950%	12/1/34	525	633
Suncor Energy Inc.	6.500%	6/15/38	1,190	1,531
Suncor Energy Inc.	6.850%	6/1/39	720	968
Talisman Energy Inc.	7.250%	10/15/27	235	286

Talisman Energy Inc.	5.850%	2/1/37	820	902
Talisman Energy Inc.	6.250%	2/1/38	650	749
Tosco Corp.	8.125%	2/15/30	620	916
Transocean Inc.	7.500%	4/15/31	925	1,102
Transocean Inc.	6.800%	3/15/38	785	881
Transocean Inc.	7.350%	12/15/41	405	503
Valero Energy Corp.	7.500%	4/15/32	1,059	1,405
Valero Energy Corp.	6.625%	6/15/37	1,040	1,297
Valero Energy Corp.	10.500%	3/15/39	240	405
Weatherford International LLC	6.800%	6/15/37	310	376
Weatherford International Ltd.	6.500%	8/1/36	1,055	1,257
Weatherford International Ltd.	7.000%	3/15/38	548	679
Weatherford International Ltd.	9.875%	3/1/39	655	1,030
Weatherford International Ltd.	6.750%	9/15/40	945	1,148
Weatherford International Ltd.	5.950%	4/15/42	230	259
XTO Energy Inc.	6.750%	8/1/37	105	151

Other Industrial (0.3%)
California Institute of Technology GO	4.700%	11/1/11	310	303
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	325	319
Massachusetts Institute of Technology	4.678%	7/1/14	650	695
Massachusetts Institute of Technology GO	5.600%	7/1/11	555	708
1 Northwestern University Illinois GO	4.643%	12/1/44	400	437
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	700	656
University of Pennsylvania GO	4.674%	9/1/12	275	279

Technology (3.2%)
Apple Inc.	3.850%	5/4/43	2,500	2,313
Apple Inc.	4.450%	5/6/44	1,350	1,371
Applied Materials Inc.	5.850%	6/15/41	900	1,055
Cisco Systems Inc.	5.900%	2/15/39	1,810	2,206
Cisco Systems Inc.	5.500%	1/15/40	1,625	1,897
Corning Inc.	7.250%	8/15/36	35	44
Corning Inc.	4.700%	3/15/37	485	511
Corning Inc.	5.750%	8/15/40	440	531
Corning Inc.	4.750%	3/15/42	530	564
Fidelity National Information Services Inc.	3.875%	6/5/24	675	674
Harris Corp.	6.150%	12/15/40	400	472
Hewlett-Packard Co.	6.000%	9/15/41	1,335	1,510
HP Enterprise Services LLC	7.450%	10/15/29	260	320
Intel Corp.	4.000%	12/15/32	1,145	1,143
Intel Corp.	4.800%	10/1/41	1,930	2,060
Intel Corp.	4.250%	12/15/42	700	687
International Business Machines Corp.	7.000%	10/30/25	570	760
International Business Machines Corp.	6.220%	8/1/27	590	747
International Business Machines Corp.	6.500%	1/15/28	225	292
International Business Machines Corp.	5.875%	11/29/32	855	1,064
International Business Machines Corp.	5.600%	11/30/39	740	889
International Business Machines Corp.	4.000%	6/20/42	1,009	967
Juniper Networks Inc.	5.950%	3/15/41	320	345
Leidos Holdings Inc.	5.950%	12/1/40	186	188
Leidos Inc.	5.500%	7/1/33	465	452
Microsoft Corp.	5.200%	6/1/39	1,055	1,213
Microsoft Corp.	4.500%	10/1/40	600	624
Microsoft Corp.	5.300%	2/8/41	1,270	1,481
Microsoft Corp.	3.500%	11/15/42	1,130	1,009

	Microsoft Corp.	3.750%	5/1/43	225	211
	Microsoft Corp.	4.875%	12/15/43	250	275
	Motorola Solutions Inc.	7.500%	5/15/25	196	249
	Oracle Corp.	6.500%	4/15/38	1,220	1,602
	Oracle Corp.	6.125%	7/8/39	940	1,193
	Oracle Corp.	5.375%	7/15/40	2,216	2,574
2	Seagate HDD Cayman	4.750%	1/1/25	1,125	1,117
	Tyco Electronics Group SA	7.125%	10/1/37	370	483
	Xerox Corp.	6.750%	12/15/39	310	373

	Transportation (3.3%)
[1,2] American Airlines 2013-1 Class A Pass
	Through Trust	4.000%	1/15/27	375	380
1	BNSF Funding Trust I	6.613%	12/15/55	620	686
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	85	110
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	50	70
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	320	398
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	675	838
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,160	1,382
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	605	658
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	920	1,053
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,050	1,039
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	100	99
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	870	868
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	900	960
	Canadian National Railway Co.	6.900%	7/15/28	460	619
	Canadian National Railway Co.	6.250%	8/1/34	495	635
	Canadian National Railway Co.	6.200%	6/1/36	505	652
	Canadian National Railway Co.	6.375%	11/15/37	430	569
	Canadian National Railway Co.	3.500%	11/15/42	500	450
	Canadian Pacific Railway Co.	7.125%	10/15/31	425	568
	Canadian Pacific Railway Co.	5.950%	5/15/37	495	602
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	400	482
	Con-way Inc.	6.700%	5/1/34	355	387
1	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	850	869
	CSX Corp.	6.000%	10/1/36	821	995
	CSX Corp.	6.150%	5/1/37	410	505
	CSX Corp.	6.220%	4/30/40	415	522
	CSX Corp.	5.500%	4/15/41	456	528
	CSX Corp.	4.750%	5/30/42	390	408
	CSX Corp.	4.400%	3/1/43	500	496
	CSX Corp.	4.100%	3/15/44	1,275	1,205
	FedEx Corp.	4.900%	1/15/34	775	830
	FedEx Corp.	3.875%	8/1/42	421	378
	FedEx Corp.	4.100%	4/15/43	360	335
	FedEx Corp.	5.100%	1/15/44	200	216
1	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	625	617
2	Kansas City Southern Railway Co.	4.300%	5/15/43	75	72
	Norfolk Southern Corp.	5.590%	5/17/25	424	486
	Norfolk Southern Corp.	7.250%	2/15/31	230	311
	Norfolk Southern Corp.	7.050%	5/1/37	300	411
	Norfolk Southern Corp.	4.837%	10/1/41	403	433
	Norfolk Southern Corp.	3.950%	10/1/42	380	362
	Norfolk Southern Corp.	4.800%	8/15/43	225	242
	Norfolk Southern Corp.	7.900%	5/15/97	350	531

Norfolk Southern Corp.	6.000%	3/15/05	502	604
Norfolk Southern Corp.	6.000%	5/23/11	450	539
Union Pacific Corp.	6.625%	2/1/29	610	802
Union Pacific Corp.	4.750%	9/15/41	450	491
Union Pacific Corp.	4.300%	6/15/42	255	260
Union Pacific Corp.	4.250%	4/15/43	425	430
Union Pacific Corp.	4.750%	12/15/43	910	995
Union Pacific Corp.	4.821%	2/1/44	392	433
Union Pacific Corp.	4.850%	6/15/44	150	166
1 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	950	988
1 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	4/11/26	675	688
United Parcel Service Inc.	6.200%	1/15/38	1,875	2,445
United Parcel Service Inc.	4.875%	11/15/40	720	808
United Parcel Service Inc.	3.625%	10/1/42	175	162
United Parcel Service of America Inc.	8.375%	4/1/30	225	330
1 US Airways 2012-1 Class A Pass Through
Trust	5.900%	10/1/24	371	418
1 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	450	457
1 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	324	343
				670,407
Utilities (18.2%)
Electric (12.4%)
AEP Texas Central Co.	6.650%	2/15/33	630	816
Alabama Power Co.	5.650%	3/15/35	525	543
Alabama Power Co.	6.000%	3/1/39	445	569
Alabama Power Co.	5.500%	3/15/41	720	874
Alabama Power Co.	5.200%	6/1/41	405	473
Alabama Power Co.	4.100%	1/15/42	215	215
Alabama Power Co.	3.850%	12/1/42	500	480
Ameren Illinois Co.	4.800%	12/15/43	225	250
Appalachian Power Co.	5.800%	10/1/35	200	239
Appalachian Power Co.	6.375%	4/1/36	585	744
Appalachian Power Co.	7.000%	4/1/38	415	566
Arizona Public Service Co.	5.500%	9/1/35	300	354
Arizona Public Service Co.	5.050%	9/1/41	485	548
Arizona Public Service Co.	4.500%	4/1/42	343	362
Baltimore Gas & Electric Co.	6.350%	10/1/36	320	414
Berkshire Hathaway Energy Co.	8.480%	9/15/28	483	708
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,835	2,278
Berkshire Hathaway Energy Co.	5.950%	5/15/37	941	1,137
Berkshire Hathaway Energy Co.	6.500%	9/15/37	1,010	1,304
Berkshire Hathaway Energy Co.	5.150%	11/15/43	700	781
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	30	41
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	975	891
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	575	611
Cleco Power LLC	6.500%	12/1/35	330	412
Cleco Power LLC	6.000%	12/1/40	235	290
Cleveland Electric Illuminating Co.	5.500%	8/15/24	525	608
CMS Energy Corp.	4.700%	3/31/43	275	283
CMS Energy Corp.	4.875%	3/1/44	250	262
Commonwealth Edison Co.	5.875%	2/1/33	185	228
Commonwealth Edison Co.	5.900%	3/15/36	585	730
Commonwealth Edison Co.	6.450%	1/15/38	26	35

Commonwealth Edison Co.	3.800%	10/1/42	620	590
Commonwealth Edison Co.	4.700%	1/15/44	775	848
Connecticut Light & Power Co.	6.350%	6/1/36	351	458
Connecticut Light & Power Co.	4.300%	4/15/44	100	103
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	590	682
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	370	458
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	741	952
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	900	1,092
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	725	949
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	625	844
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	280	334
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	335	411
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,175	1,208
Consumers Energy Co.	3.950%	5/15/43	825	802
Delmarva Power & Light Co.	4.000%	6/1/42	660	649
Dominion Resources Inc.	6.300%	3/15/33	640	800
Dominion Resources Inc.	5.250%	8/1/33	248	280
Dominion Resources Inc.	5.950%	6/15/35	285	342
Dominion Resources Inc.	7.000%	6/15/38	480	650
Dominion Resources Inc.	4.900%	8/1/41	450	484
DTE Electric Co.	6.625%	6/1/36	100	135
DTE Electric Co.	3.950%	6/15/42	550	534
DTE Electric Co.	4.000%	4/1/43	600	591
DTE Energy Co.	3.500%	6/1/24	250	252
DTE Energy Co.	6.375%	4/15/33	345	438
Duke Energy Carolinas LLC	6.000%	12/1/28	550	680
Duke Energy Carolinas LLC	6.450%	10/15/32	450	577
Duke Energy Carolinas LLC	6.100%	6/1/37	175	220
Duke Energy Carolinas LLC	6.000%	1/15/38	480	617
Duke Energy Carolinas LLC	6.050%	4/15/38	495	634
Duke Energy Carolinas LLC	5.300%	2/15/40	920	1,092
Duke Energy Carolinas LLC	4.250%	12/15/41	440	453
Duke Energy Carolinas LLC	4.000%	9/30/42	435	427
Duke Energy Florida Inc.	6.350%	9/15/37	295	391
Duke Energy Florida Inc.	6.400%	6/15/38	690	927
Duke Energy Florida Inc.	5.650%	4/1/40	445	552
Duke Energy Florida Inc.	3.850%	11/15/42	730	695
Duke Energy Indiana Inc.	6.120%	10/15/35	548	678
Duke Energy Indiana Inc.	6.350%	8/15/38	480	635
Duke Energy Indiana Inc.	6.450%	4/1/39	750	1,008
Duke Energy Indiana Inc.	4.200%	3/15/42	450	453
Duke Energy Indiana Inc.	4.900%	7/15/43	600	671
Duke Energy Progress Inc.	4.100%	5/15/42	545	541
Duke Energy Progress Inc.	4.100%	3/15/43	800	791
El Paso Electric Co.	6.000%	5/15/35	55	65
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	535	630
Entergy Louisiana LLC	5.400%	11/1/24	890	1,045
Entergy Louisiana LLC	4.440%	1/15/26	110	120
Exelon Corp.	5.625%	6/15/35	550	614
Exelon Generation Co. LLC	6.250%	10/1/39	1,140	1,333
Exelon Generation Co. LLC	5.750%	10/1/41	845	937
Exelon Generation Co. LLC	5.600%	6/15/42	963	1,038
FirstEnergy Solutions Corp.	6.800%	8/15/39	795	824
Florida Power & Light Co.	4.950%	6/1/35	565	640
Florida Power & Light Co.	5.650%	2/1/37	625	772
Florida Power & Light Co.	5.850%	5/1/37	345	436
Florida Power & Light Co.	5.950%	2/1/38	710	906

Florida Power & Light Co.	5.960%	4/1/39	760	978
Florida Power & Light Co.	5.690%	3/1/40	555	696
Florida Power & Light Co.	5.250%	2/1/41	585	696
Florida Power & Light Co.	4.125%	2/1/42	405	409
Florida Power & Light Co.	4.050%	6/1/42	445	445
Florida Power & Light Co.	3.800%	12/15/42	425	408
Georgia Power Co.	5.650%	3/1/37	545	654
Georgia Power Co.	5.950%	2/1/39	365	453
Georgia Power Co.	5.400%	6/1/40	175	205
Georgia Power Co.	4.750%	9/1/40	230	248
Georgia Power Co.	4.300%	3/15/42	850	856
Indiana Michigan Power Co.	6.050%	3/15/37	330	401
Interstate Power & Light Co.	6.250%	7/15/39	700	913
ITC Holdings Corp.	3.650%	6/15/24	500	499
ITC Holdings Corp.	5.300%	7/1/43	200	221
Jersey Central Power & Light Co.	6.150%	6/1/37	325	376
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	710	765
Kansas City Power & Light Co.	6.050%	11/15/35	30	36
Kansas City Power & Light Co.	5.300%	10/1/41	335	377
Kentucky Utilities Co.	5.125%	11/1/40	785	912
Louisville Gas & Electric Co.	5.125%	11/15/40	445	512
Louisville Gas & Electric Co.	4.650%	11/15/43	425	459
MidAmerican Energy Co.	6.750%	12/30/31	350	467
MidAmerican Energy Co.	5.750%	11/1/35	430	530
MidAmerican Energy Co.	5.800%	10/15/36	815	1,012
Midamerican Funding LLC	6.927%	3/1/29	350	459
Mississippi Power Co.	4.250%	3/15/42	590	575
2 National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	500	507
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	311	315
Nevada Power Co.	6.650%	4/1/36	350	472
Nevada Power Co.	6.750%	7/1/37	390	530
Nevada Power Co.	5.375%	9/15/40	175	206
Nevada Power Co.	5.450%	5/15/41	491	586
Northern States Power Co.	6.250%	6/1/36	400	521
Northern States Power Co.	6.200%	7/1/37	36	47
Northern States Power Co.	5.350%	11/1/39	175	208
Northern States Power Co.	4.850%	8/15/40	270	303
Northern States Power Co.	3.400%	8/15/42	450	403
Northern States Power Co.	4.125%	5/15/44	750	755
NSTAR Electric Co.	5.500%	3/15/40	770	930
NSTAR Electric Co.	4.400%	3/1/44	125	131
Oglethorpe Power Corp.	5.950%	11/1/39	280	345
Oglethorpe Power Corp.	5.375%	11/1/40	445	512
Ohio Edison Co.	6.875%	7/15/36	280	363
Ohio Power Co.	6.600%	2/15/33	70	91
Ohio Power Co.	5.850%	10/1/35	301	366
Oklahoma Gas & Electric Co.	5.850%	6/1/40	320	399
Oklahoma Gas & Electric Co.	5.250%	5/15/41	30	35
Oklahoma Gas & Electric Co.	3.900%	5/1/43	275	265
Oklahoma Gas & Electric Co.	4.550%	3/15/44	275	294
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	575	786
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	40	56
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	120	174
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	445	518
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	645	678

Oncor Electric Delivery Co. LLC	5.300%	6/1/42	360	422
Pacific Gas & Electric Co.	6.050%	3/1/34	2,770	3,409
Pacific Gas & Electric Co.	5.800%	3/1/37	795	955
Pacific Gas & Electric Co.	6.250%	3/1/39	595	750
Pacific Gas & Electric Co.	5.400%	1/15/40	1,025	1,177
Pacific Gas & Electric Co.	4.500%	12/15/41	480	491
Pacific Gas & Electric Co.	4.450%	4/15/42	1,270	1,298
Pacific Gas & Electric Co.	4.600%	6/15/43	600	630
Pacific Gas & Electric Co.	4.750%	2/15/44	350	371
PacifiCorp	7.700%	11/15/31	120	174
PacifiCorp	5.250%	6/15/35	45	52
PacifiCorp	6.100%	8/1/36	785	1,005
PacifiCorp	5.750%	4/1/37	535	661
PacifiCorp	6.250%	10/15/37	425	556
PacifiCorp	6.000%	1/15/39	530	669
PacifiCorp	4.100%	2/1/42	485	483
Peco Energy Co.	5.950%	10/1/36	520	659
Pennsylvania Electric Co.	6.150%	10/1/38	405	472
Potomac Electric Power Co.	6.500%	11/15/37	420	567
Potomac Electric Power Co.	7.900%	12/15/38	45	70
PPL Capital Funding Inc.	5.000%	3/15/44	600	640
PPL Electric Utilities Corp.	6.250%	5/15/39	245	322
PPL Electric Utilities Corp.	5.200%	7/15/41	240	281
PPL Electric Utilities Corp.	4.750%	7/15/43	125	139
Progress Energy Inc.	7.750%	3/1/31	760	1,072
Progress Energy Inc.	7.000%	10/30/31	235	311
Progress Energy Inc.	6.000%	12/1/39	495	617
PSEG Power LLC	8.625%	4/15/31	475	686
Public Service Co. of Colorado	6.250%	9/1/37	320	423
Public Service Co. of Colorado	4.750%	8/15/41	255	281
Public Service Co. of Colorado	3.600%	9/15/42	325	301
Public Service Co. of Colorado	3.950%	3/15/43	375	368
Public Service Co. of Colorado	4.300%	3/15/44	500	518
Public Service Co. of Oklahoma	6.625%	11/15/37	25	33
Public Service Electric & Gas Co.	5.700%	12/1/36	350	433
Public Service Electric & Gas Co.	5.800%	5/1/37	305	381
Public Service Electric & Gas Co.	5.375%	11/1/39	455	544
Public Service Electric & Gas Co.	3.950%	5/1/42	475	467
Public Service Electric & Gas Co.	3.650%	9/1/42	425	396
Public Service Electric & Gas Co.	4.000%	6/1/44	800	783
Puget Sound Energy Inc.	7.020%	12/1/27	525	704
Puget Sound Energy Inc.	5.483%	6/1/35	50	60
Puget Sound Energy Inc.	6.274%	3/15/37	385	507
Puget Sound Energy Inc.	5.757%	10/1/39	370	464
Puget Sound Energy Inc.	5.795%	3/15/40	340	427
Puget Sound Energy Inc.	5.764%	7/15/40	40	50
Puget Sound Energy Inc.	5.638%	4/15/41	465	575
Puget Sound Energy Inc.	4.434%	11/15/41	485	511
San Diego Gas & Electric Co.	6.000%	6/1/26	370	463
San Diego Gas & Electric Co.	5.350%	5/15/35	665	797
San Diego Gas & Electric Co.	6.125%	9/15/37	385	504
San Diego Gas & Electric Co.	6.000%	6/1/39	505	656
San Diego Gas & Electric Co.	5.350%	5/15/40	20	24
San Diego Gas & Electric Co.	4.500%	8/15/40	415	443
San Diego Gas & Electric Co.	3.950%	11/15/41	130	128
San Diego Gas & Electric Co.	4.300%	4/1/42	60	62
Scottish Power Ltd.	5.810%	3/15/25	600	688

South Carolina Electric & Gas Co.	6.625%	2/1/32	450	602
South Carolina Electric & Gas Co.	5.300%	5/15/33	30	35
South Carolina Electric & Gas Co.	6.050%	1/15/38	915	1,166
South Carolina Electric & Gas Co.	5.450%	2/1/41	685	825
South Carolina Electric & Gas Co.	4.350%	2/1/42	355	368
South Carolina Electric & Gas Co.	4.600%	6/15/43	475	508
South Carolina Electric & Gas Co.	4.500%	6/1/64	275	279
Southern California Edison Co.	6.000%	1/15/34	405	512
Southern California Edison Co.	5.750%	4/1/35	426	526
Southern California Edison Co.	5.350%	7/15/35	370	437
Southern California Edison Co.	5.550%	1/15/36	620	745
Southern California Edison Co.	5.625%	2/1/36	425	514
Southern California Edison Co.	5.550%	1/15/37	520	627
Southern California Edison Co.	5.950%	2/1/38	755	954
Southern California Edison Co.	6.050%	3/15/39	575	736
Southern California Edison Co.	4.500%	9/1/40	770	817
Southern California Edison Co.	3.900%	12/1/41	545	529
Southern California Edison Co.	4.050%	3/15/42	150	149
Southern California Edison Co.	3.900%	3/15/43	125	121
Southern California Edison Co.	4.650%	10/1/43	700	758
Southern Power Co.	5.150%	9/15/41	640	703
Southern Power Co.	5.250%	7/15/43	500	560
Southwestern Electric Power Co.	6.200%	3/15/40	360	452
Southwestern Public Service Co.	4.500%	8/15/41	550	582
Tampa Electric Co.	6.550%	5/15/36	255	333
Tampa Electric Co.	6.150%	5/15/37	340	434
Tampa Electric Co.	4.100%	6/15/42	480	474
Toledo Edison Co.	6.150%	5/15/37	320	388
TransAlta Corp.	6.500%	3/15/40	375	393
Union Electric Co.	8.450%	3/15/39	500	820
Union Electric Co.	3.900%	9/15/42	455	442
Virginia Electric & Power Co.	6.000%	1/15/36	485	611
Virginia Electric & Power Co.	6.000%	5/15/37	670	851
Virginia Electric & Power Co.	6.350%	11/30/37	452	600
Virginia Electric & Power Co.	8.875%	11/15/38	570	948
Virginia Electric & Power Co.	4.000%	1/15/43	485	476
Virginia Electric & Power Co.	4.650%	8/15/43	750	809
Virginia Electric and Power Co.	4.450%	2/15/44	400	418
Westar Energy Inc.	4.125%	3/1/42	490	491
Westar Energy Inc.	4.100%	4/1/43	250	250
Westar Energy Inc.	4.625%	9/1/43	350	380
Wisconsin Electric Power Co.	5.625%	5/15/33	455	552
Wisconsin Electric Power Co.	5.700%	12/1/36	190	235
Wisconsin Electric Power Co.	4.250%	6/1/44	350	358
Wisconsin Power & Light Co.	6.375%	8/15/37	349	463
Wisconsin Public Service Corp.	3.671%	12/1/42	400	373
Wisconsin Public Service Corp.	4.752%	11/1/44	250	278
Xcel Energy Inc.	6.500%	7/1/36	330	434
Xcel Energy Inc.	4.800%	9/15/41	325	350

Natural Gas (5.6%)
AGL Capital Corp.	6.000%	10/1/34	215	265
AGL Capital Corp.	5.875%	3/15/41	905	1,120
AGL Capital Corp.	4.400%	6/1/43	660	675
Atmos Energy Corp.	5.500%	6/15/41	550	657
Atmos Energy Corp.	4.150%	1/15/43	350	351
Buckeye Partners LP	5.850%	11/15/43	275	308

CenterPoint Energy Resources Corp.	6.625%	11/1/37	730	958
CenterPoint Energy Resources Corp.	5.850%	1/15/41	254	312
DCP Midstream LLC	8.125%	8/16/30	321	423
DCP Midstream Operating LP	5.600%	4/1/44	875	965
2 Dominion Gas Holdings LLC	4.800%	11/1/43	350	376
El Paso Natural Gas Co. LLC	8.375%	6/15/32	250	344
El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	400	523
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	970	903
2 Enable Midstream Partners LP	5.000%	5/15/44	525	531
Enbridge Energy Partners LP	7.500%	4/15/38	400	538
Enbridge Energy Partners LP	5.500%	9/15/40	400	432
Enbridge Inc.	3.500%	6/10/24	250	249
Enbridge Inc.	4.500%	6/10/44	450	446
Energy Transfer Partners LP	8.250%	11/15/29	264	367
Energy Transfer Partners LP	6.625%	10/15/36	735	873
Energy Transfer Partners LP	7.500%	7/1/38	555	719
Energy Transfer Partners LP	6.050%	6/1/41	931	1,047
Energy Transfer Partners LP	6.500%	2/1/42	1,155	1,364
Energy Transfer Partners LP	5.150%	2/1/43	475	481
EnLink Midstream Partners LP	5.600%	4/1/44	200	223
Enterprise Products Operating LLC	6.875%	3/1/33	890	1,155
Enterprise Products Operating LLC	6.650%	10/15/34	360	459
Enterprise Products Operating LLC	5.750%	3/1/35	250	290
Enterprise Products Operating LLC	7.550%	4/15/38	390	544
Enterprise Products Operating LLC	6.125%	10/15/39	560	684
Enterprise Products Operating LLC	6.450%	9/1/40	510	644
Enterprise Products Operating LLC	5.950%	2/1/41	875	1,050
Enterprise Products Operating LLC	5.700%	2/15/42	670	778
Enterprise Products Operating LLC	4.850%	8/15/42	590	610
Enterprise Products Operating LLC	4.450%	2/15/43	1,000	977
Enterprise Products Operating LLC	4.850%	3/15/44	750	780
Enterprise Products Operating LLC	5.100%	2/15/45	875	937
KeySpan Corp.	8.000%	11/15/30	280	385
KeySpan Corp.	5.803%	4/1/35	65	75
Kinder Morgan Energy Partners LP	7.400%	3/15/31	350	444
Kinder Morgan Energy Partners LP	7.750%	3/15/32	300	390
Kinder Morgan Energy Partners LP	7.300%	8/15/33	575	732
Kinder Morgan Energy Partners LP	5.800%	3/15/35	925	1,018
Kinder Morgan Energy Partners LP	6.500%	2/1/37	585	689
Kinder Morgan Energy Partners LP	6.950%	1/15/38	545	674
Kinder Morgan Energy Partners LP	6.500%	9/1/39	705	834
Kinder Morgan Energy Partners LP	6.550%	9/15/40	800	952
Kinder Morgan Energy Partners LP	6.375%	3/1/41	525	612
Kinder Morgan Energy Partners LP	5.625%	9/1/41	540	579
Kinder Morgan Energy Partners LP	5.000%	8/15/42	750	742
Kinder Morgan Energy Partners LP	5.000%	3/1/43	950	945
Kinder Morgan Energy Partners LP	5.500%	3/1/44	175	184
Magellan Midstream Partners LP	6.400%	5/1/37	265	330
Magellan Midstream Partners LP	4.200%	12/1/42	250	237
Magellan Midstream Partners LP	5.150%	10/15/43	225	244
Nisource Finance Corp.	6.250%	12/15/40	480	579
Nisource Finance Corp.	5.950%	6/15/41	790	917
Nisource Finance Corp.	5.800%	2/1/42	300	342
Nisource Finance Corp.	5.250%	2/15/43	470	504
Nisource Finance Corp.	4.800%	2/15/44	800	815
2 ONE Gas Inc.	4.658%	2/1/44	450	490
ONEOK Partners LP	6.650%	10/1/36	950	1,169

ONEOK Partners LP	6.850%	10/15/37	185	234
ONEOK Partners LP	6.125%	2/1/41	495	583
ONEOK Partners LP	6.200%	9/15/43	350	418
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	345
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	65	82
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	460	586
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	745	811
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	475	453
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	575	583
Sempra Energy	6.000%	10/15/39	1,290	1,598
Southern California Gas Co.	5.750%	11/15/35	25	31
Southern California Gas Co.	3.750%	9/15/42	475	453
Southern California Gas Co.	4.450%	3/15/44	225	240
Southern Natural Gas Co. LLC	8.000%	3/1/32	270	369
Spectra Energy Capital LLC	7.500%	9/15/38	60	76
Spectra Energy Partners LP	5.950%	9/25/43	200	237
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	600	598
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	750	789
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	326
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	65	82
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	235	318
Texas Eastern Transmission LP	7.000%	7/15/32	565	738
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,500	1,592
TransCanada PipeLines Ltd.	5.600%	3/31/34	910	1,064
TransCanada PipeLines Ltd.	5.850%	3/15/36	485	582
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,340	1,676
TransCanada PipeLines Ltd.	7.250%	8/15/38	580	808
TransCanada PipeLines Ltd.	7.625%	1/15/39	312	451
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,145	1,424
TransCanada PipeLines Ltd.	5.000%	10/16/43	475	519
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	300	341
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	485	488
Western Gas Partners LP	5.450%	4/1/44	325	354
Williams Cos. Inc.	7.500%	1/15/31	287	331
Williams Cos. Inc.	8.750%	3/15/32	476	606
Williams Partners LP	6.300%	4/15/40	705	839
Williams Partners LP	5.800%	11/15/43	625	711
Williams Partners LP	5.400%	3/4/44	350	374

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	855	1,129
American Water Capital Corp.	4.300%	12/1/42	75	76
United Utilities plc	6.875%	8/15/28	445	537
Veolia Environnement SA	6.750%	6/1/38	275	330

				199,710
Total Corporate Bonds (Cost $1,044,672)				1,073,895
Taxable Municipal Bonds (0.2%)
New York University Hospitals Center GO	4.428%	7/1/42	350	333
New York University Hospitals Center
Revenue	5.750%	7/1/43	350	405

President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	65	71
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	312
Princeton University New Jersey GO	5.700%	3/1/39	360	453
Tufts University Massachusetts GO	5.017%	4/15/12	225	232
University of Southern California GO	5.250%	10/1/11	265	322
Total Taxable Municipal Bonds (Cost $2,086)				2,128
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
3 Vanguard Market Liquidity Fund (Cost
$8,993)	0.112%		8,993,469	8,993

Total Investments (99.3%) (Cost $1,060,749)				1,090,023
Other Assets and Liabilities-Net (0.7%)				7,712
Net Assets (100%)				1,097,735
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $6,270,000, representing 0.6% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,007	—
Corporate Bonds	—	1,073,895	—

Long-Term Corporate Bond Index Fund

Taxable Municipal Bonds	—	2,128	—
Temporary Cash Investments	8,993	—
Total	8,993	1,081,030	—

C. At May 31, 2014, the cost of investment securities for tax purposes was $1,060,987,000. Net unrealized appreciation of investment securities for tax purposes was $29,036,000, consisting of unrealized gains of $39,076,000 on securities that had risen in value since their purchase and $10,040,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of May 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
Conventional Mortgage-Backed Securities (96.8%)
[1,2] Fannie Mae Pool		2.000%	10/1/28	2,501	2,474
1,2,3Fannie Mae Pool		2.500%	4/1/28–1/1/43	19,632	19,881
1,2,3Fannie Mae Pool		3.000%	10/1/26–6/1/44	60,649	61,380
1,2,3Fannie Mae Pool		3.500%	10/1/21–7/1/44	65,320	67,911
1,2,3Fannie Mae Pool		4.000%	7/1/18–6/1/44	59,625	63,449
1,2,3Fannie Mae Pool		4.500%	4/1/15–6/1/44	44,809	48,507
1,2,3Fannie Mae Pool		5.000%	12/1/14–6/1/44	30,364	33,473
1,2,3Fannie Mae Pool		5.500%	12/1/16–6/1/44	21,978	24,527
1,2,3Fannie Mae Pool		6.000%	2/1/17–6/1/44	15,747	17,720
[1,2] Fannie Mae Pool		6.500%	4/1/16–6/1/44	4,144	4,717
[1,2] Fannie Mae Pool		7.000%	12/1/22–10/1/37	589	673
[1,2] Fannie Mae Pool		7.500%	11/1/22	15	16
[1,2] Freddie Mac Gold Pool		2.000%	8/1/28	925	916
1,2,3Freddie Mac Gold Pool		2.500%	6/1/28–2/1/43	16,079	16,278
1,2,3Freddie Mac Gold Pool		3.000%	1/1/27–6/1/44	33,055	33,402
1,2,3Freddie Mac Gold Pool		3.500%	7/1/25–6/1/44	36,033	37,384
1,2,3Freddie Mac Gold Pool		4.000%	7/1/18–6/1/44	36,155	38,375
1,2,3Freddie Mac Gold Pool		4.500%	1/1/18–6/1/44	29,206	31,559
1,2,3Freddie Mac Gold Pool		5.000%	9/1/15–6/1/44	19,540	21,476
1,2,3Freddie Mac Gold Pool		5.500%	3/1/21–6/1/44	15,824	17,625
1,2,3Freddie Mac Gold Pool		6.000%	6/1/17–6/1/44	9,752	10,962
[1,2] Freddie Mac Gold Pool		6.500%	10/1/28–9/1/39	3,241	3,681
[1,2] Freddie Mac Gold Pool		7.000%	7/1/28–12/1/38	701	790
[1,2] Freddie Mac Gold Pool		8.000%	11/1/22	2	2
[2,3] Ginnie Mae I Pool		3.000%	1/15/26–6/1/44	7,208	7,275
[2,3] Ginnie Mae I Pool		3.500%	2/15/26–6/1/44	7,289	7,591
[2,3] Ginnie Mae I Pool		4.000%	7/15/24–6/1/44	12,636	13,490
[2,3] Ginnie Mae I Pool		4.500%	9/15/18–6/1/44	17,295	18,863
2	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	10,786	11,863
[2,3] Ginnie Mae I Pool		5.500%	10/15/32–6/1/44	5,460	6,117
2	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,141	3,551
2	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	416	478
2	Ginnie Mae I Pool	7.000%	10/15/27	10	12
2	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	1,590	1,633
[2,3] Ginnie Mae II Pool		3.000%	10/20/26–6/1/44	28,494	28,840
[2,3] Ginnie Mae II Pool		3.500%	12/20/25–6/1/44	45,904	47,813
[2,3] Ginnie Mae II Pool		4.000%	9/20/25–6/1/44	33,599	35,864
[2,3] Ginnie Mae II Pool		4.500%	4/20/18–6/1/44	29,146	31,801
[2,3] Ginnie Mae II Pool		5.000%	6/20/33–6/1/44	16,412	18,087
2	Ginnie Mae II Pool	5.500%	12/20/33–3/20/42	5,606	6,268
2	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	3,527	3,993
2	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	1,466	1,661
2	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	197	224
					802,602
Nonconventional Mortgage-Backed Securities (2.3%)
1,2,4Fannie Mae Pool		1.946%	9/1/37	33	36
[1,2] Fannie Mae Pool		2.196%	9/1/42	764	787
[1,2] Fannie Mae Pool		2.201%	6/1/43	665	678

[1,2] Fannie Mae Pool	2.215%	12/1/41	388	405
[1,2] Fannie Mae Pool	2.244%	10/1/42	511	529
[1,2] Fannie Mae Pool	2.268%	7/1/43	751	754
[1,2] Fannie Mae Pool	2.404%	5/1/42	413	418
[1,2] Fannie Mae Pool	2.410%	7/1/42	544	562
[1,2] Fannie Mae Pool	2.444%	5/1/43	504	519
[1,2] Fannie Mae Pool	2.464%	10/1/42	466	481
[1,2] Fannie Mae Pool	2.514%	10/1/40	249	265
[1,2] Fannie Mae Pool	2.516%	12/1/40	671	712
[1,2] Fannie Mae Pool	2.615%	12/1/41	122	126
[1,2] Fannie Mae Pool	2.623%	11/1/41	117	123
[1,2] Fannie Mae Pool	2.676%	1/1/42	125	131
[1,2] Fannie Mae Pool	2.776%	3/1/42	688	711
[1,2] Fannie Mae Pool	2.806%	11/1/41	299	313
[1,2] Fannie Mae Pool	2.818%	3/1/41	609	642
[1,2] Fannie Mae Pool	2.913%	5/1/42	149	157
[1,2] Fannie Mae Pool	2.921%	12/1/40	194	205
[1,2] Fannie Mae Pool	2.998%	3/1/42	289	304
[1,2] Fannie Mae Pool	3.015%	9/1/43	493	518
[1,2] Fannie Mae Pool	3.039%	3/1/41	565	602
[1,2] Fannie Mae Pool	3.085%	2/1/42	494	518
[1,2] Fannie Mae Pool	3.126%	2/1/41	16	17
[1,2] Fannie Mae Pool	3.146%	2/1/41	186	197
[1,2] Fannie Mae Pool	3.162%	12/1/40	31	33
[1,2] Fannie Mae Pool	3.223%	12/1/40	26	27
[1,2] Fannie Mae Pool	3.239%	10/1/40	33	35
[1,2] Fannie Mae Pool	3.291%	1/1/40	7	8
[1,2] Fannie Mae Pool	3.292%	5/1/41	219	232
[1,2] Fannie Mae Pool	3.295%	11/1/40	35	37
[1,2] Fannie Mae Pool	3.329%	8/1/42	303	316
[1,2] Fannie Mae Pool	3.485%	5/1/40	11	12
[1,2] Fannie Mae Pool	3.511%	10/1/39	59	61
[1,2] Fannie Mae Pool	3.564%	7/1/41	392	406
[1,2] Fannie Mae Pool	3.566%	11/1/39	60	62
[1,2] Fannie Mae Pool	3.580%	8/1/39	68	73
[1,2] Fannie Mae Pool	3.608%	4/1/41	163	172
[1,2] Fannie Mae Pool	3.735%	6/1/41	265	281
[1,2] Fannie Mae Pool	3.815%	9/1/40	528	565
1,2,4Fannie Mae Pool	5.109%	11/1/39	70	75
[1,2] Fannie Mae Pool	5.177%	3/1/38	58	62
1,2,4Fannie Mae Pool	5.285%	8/1/39	181	194
[1,2] Fannie Mae Pool	5.659%	4/1/37	32	35
[1,2] Fannie Mae Pool	6.142%	10/1/37	292	310
1,2,4Freddie Mac Non Gold Pool	2.291%	10/1/37	21	22
1,2,4Freddie Mac Non Gold Pool	2.320%	2/1/37	26	27
[1,2] Freddie Mac Non Gold Pool	2.568%	2/1/42	216	226
[1,2] Freddie Mac Non Gold Pool	2.744%	12/1/40	101	106
[1,2] Freddie Mac Non Gold Pool	2.785%	1/1/41	274	283
[1,2] Freddie Mac Non Gold Pool	2.884%	2/1/41	31	33
[1,2] Freddie Mac Non Gold Pool	2.948%	2/1/41	461	487
[1,2] Freddie Mac Non Gold Pool	3.080%	6/1/41	369	387
[1,2] Freddie Mac Non Gold Pool	3.357%	5/1/40	5	5
[1,2] Freddie Mac Non Gold Pool	3.421%	3/1/42	309	323
[1,2] Freddie Mac Non Gold Pool	3.592%	6/1/40	91	95
[1,2] Freddie Mac Non Gold Pool	3.625%	6/1/40	237	248
[1,2] Freddie Mac Non Gold Pool	3.676%	9/1/40	230	238
[1,2] Freddie Mac Non Gold Pool	4.060%	12/1/39	52	55

[1,2] Freddie Mac Non Gold Pool		5.271%	3/1/38	234	247
2	Ginnie Mae II Pool	2.000%	12/20/42	59	62
2	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	909	957
[2,4] Ginnie Mae II Pool		3.000%	11/20/40–11/20/41	1,173	1,241
2	Ginnie Mae II Pool	3.500%	7/20/41–8/20/41	439	467
					19,215
Total U.S. Government and Agency Obligations (Cost $816,799)					821,817
				Shares
Temporary Cash Investment (29.1%)
Money Market Fund (29.1%)
5	Vanguard Market Liquidity Fund (Cost
	$240,978)	0.112%		240,977,951	240,978
Total Investments (128.2%) (Cost $1,057,777)					1,062,795
Other Assets and Liabilities-Net (-28.2%)					(233,793)
Net Assets (100%)					829,002
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2014.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by

Mortgage-Backed Securities Index Fund

either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At May 31, 2014, counterparties had deposited in segregated accounts securities and cash with a value of $711,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	821,817	—
Temporary Cash Investments	240,978	—	—
Total	240,978	821,817	—

E. At May 31, 2014, the cost of investment securities for tax purposes was $1,057,777,000. Net unrealized appreciation of investment securities for tax purposes was $5,018,000, consisting of unrealized gains of $8,781,000 on securities that had risen in value since their purchase and $3,763,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (94.2%)[1]
Consumer Discretionary (10.7%)
* Crocs Inc.	194,303	2,901
Six Flags Entertainment Corp.	56,000	2,266
Meredith Corp.	49,350	2,219
* Modine Manufacturing Co.	139,303	2,127
Cinemark Holdings Inc.	67,100	2,115
* Ascena Retail Group Inc.	123,350	2,059
* LIN Media LLC	73,000	1,835
Interpublic Group of Cos. Inc.	94,600	1,809
Chico's FAS Inc.	109,163	1,655
Kohl's Corp.	29,000	1,579
* News Corp. Class B	79,300	1,316
Guess? Inc.	50,600	1,290
Regis Corp.	83,500	1,149
* Tuesday Morning Corp.	70,000	1,131
Nexstar Broadcasting Group Inc. Class A	20,600	957
* American Public Education Inc.	26,000	919
MDC Partners Inc. Class A	32,300	679
* Quiksilver Inc.	98,661	586
Universal Technical Institute Inc.	46,900	532
International Speedway Corp. Class A	15,548	483
American Eagle Outfitters Inc.	43,337	465
		30,072
Consumer Staples (1.4%)
* Medifast Inc.	54,900	1,725
Lancaster Colony Corp.	10,500	938
JM Smucker Co.	8,300	852
* Central Garden and Pet Co. Class A	35,777	285
		3,800
Energy (4.9%)
World Fuel Services Corp.	52,800	2,448
* Carrizo Oil & Gas Inc.	39,749	2,284
Comstock Resources Inc.	67,401	1,833
* Concho Resources Inc.	13,900	1,832
* Oasis Petroleum Inc.	30,300	1,500
* SandRidge Energy Inc.	164,386	1,096
* Bill Barrett Corp.	39,274	982
* Bonanza Creek Energy Inc.	18,100	970
* Resolute Energy Corp.	95,100	791
		13,736
Financials (29.1%)
Endurance Specialty Holdings Ltd.	81,503	4,215
* E*TRADE Financial Corp.	192,767	3,927
* Howard Hughes Corp.	25,600	3,791
PacWest Bancorp	89,945	3,636
Aspen Insurance Holdings Ltd.	73,844	3,393
* Popular Inc.	105,154	3,174
* American Capital Ltd.	167,881	2,478
Starwood Property Trust Inc.	100,500	2,451

Leucadia National Corp.	93,800	2,406
Medical Properties Trust Inc.	176,000	2,379
Argo Group International Holdings Ltd.	47,790	2,315
AG Mortgage Investment Trust Inc.	116,500	2,213
Ryman Hospitality Properties Inc.	47,815	2,206
* Markel Corp.	3,300	2,113
Selective Insurance Group Inc.	86,466	2,055
HCC Insurance Holdings Inc.	42,832	2,012
Two Harbors Investment Corp.	182,900	1,926
Pinnacle Financial Partners Inc.	55,088	1,902
* Navigators Group Inc.	29,722	1,852
Assured Guaranty Ltd.	72,400	1,768
Willis Group Holdings plc	41,200	1,728
WSFS Financial Corp.	24,996	1,698
Flushing Financial Corp.	81,959	1,630
Ares Capital Corp.	92,400	1,593
Renasant Corp.	57,191	1,582
Lincoln National Corp.	31,900	1,530
First Midwest Bancorp Inc.	94,889	1,518
EPR Properties	26,800	1,445
* Affiliated Managers Group Inc.	7,500	1,414
First Horizon National Corp.	117,763	1,350
* Investment Technology Group Inc.	68,800	1,316
^ AmTrust Financial Services Inc.	30,670	1,310
* Enstar Group Ltd.	8,750	1,233
Parkway Properties Inc.	61,053	1,219
National Retail Properties Inc.	34,763	1,216
Washington Federal Inc.	56,726	1,182
First Citizens BancShares Inc. Class A	5,375	1,181
Nelnet Inc. Class A	24,800	1,021
BGC Partners Inc. Class A	125,100	876
* PHH Corp.	33,700	858
Campus Crest Communities Inc.	82,507	732
Berkshire Hills Bancorp Inc.	30,800	696
* Texas Capital Bancshares Inc.	12,813	656
* Starwood Waypoint Residential Trust	13,040	356
		81,552
Health Care (3.9%)
* Ligand Pharmaceuticals Inc.	32,300	2,155
* VCA Antech Inc.	48,000	1,615
* Allscripts Healthcare Solutions Inc.	108,513	1,600
* Globus Medical Inc.	65,400	1,581
* Laboratory Corp. of America Holdings	14,900	1,528
* Symmetry Medical Inc.	104,375	921
* Myriad Genetics Inc.	23,895	792
* Merit Medical Systems Inc.	45,597	640
		10,832
Industrials (16.6%)
KAR Auction Services Inc.	111,800	3,414
Copa Holdings SA Class A	18,900	2,702
* Teledyne Technologies Inc.	27,342	2,591
* Clean Harbors Inc.	40,800	2,493
* Saia Inc.	52,682	2,296
Altra Industrial Motion Corp.	58,409	1,997
Celadon Group Inc.	79,246	1,851
UTi Worldwide Inc.	187,300	1,826

* Hertz Global Holdings Inc.	60,300	1,780
* FTI Consulting Inc.	54,780	1,768
Babcock & Wilcox Co.	54,600	1,765
* Performant Financial Corp.	165,101	1,567
Timken Co.	23,000	1,477
Kaman Corp.	34,200	1,455
* Roadrunner Transportation Systems Inc.	53,300	1,392
* MasTec Inc.	32,700	1,177
Harsco Corp.	42,690	1,152
* MRC Global Inc.	39,704	1,143
Woodward Inc.	24,300	1,086
Carlisle Cos. Inc.	12,586	1,068
Elbit Systems Ltd.	16,400	1,023
HNI Corp.	26,448	990
* Genesee & Wyoming Inc. Class A	9,700	944
Lennox International Inc.	10,726	911
Equifax Inc.	12,700	899
AGCO Corp.	16,400	885
Primoris Services Corp.	27,834	806
* Furmanite Corp.	63,287	688
MSA Safety Inc.	11,884	650
* Hub Group Inc. Class A	12,635	594
* Wabash National Corp.	39,664	543
Encore Wire Corp.	10,889	529
Briggs & Stratton Corp.	21,682	446
* WESCO International Inc.	5,097	436
* Civeo Corp.	5,300	122
		46,466
Information Technology (20.8%)
Skyworks Solutions Inc.	104,400	4,522
IAC/InterActiveCorp	47,200	3,125
Global Payments Inc.	39,700	2,722
Convergys Corp.	115,700	2,525
* MicroStrategy Inc. Class A	17,105	2,414
j2 Global Inc.	50,700	2,401
InterDigital Inc.	55,900	2,124
* ACI Worldwide Inc.	37,900	2,058
* Ingram Micro Inc.	72,040	2,001
* Itron Inc.	50,756	1,952
* MICROS Systems Inc.	33,625	1,796
* II-VI Inc.	132,200	1,779
* Knowles Corp.	59,400	1,676
* ON Semiconductor Corp.	182,820	1,589
* Kulicke & Soffa Industries Inc.	107,600	1,516
* Advanced Energy Industries Inc.	76,692	1,501
* Virtusa Corp.	43,076	1,474
* Sykes Enterprises Inc.	68,600	1,384
* Progress Software Corp.	61,700	1,340
* Atmel Corp.	159,666	1,338
Western Union Co.	81,500	1,318
* QLogic Corp.	127,917	1,271
* TriQuint Semiconductor Inc.	81,485	1,268
DST Systems Inc.	13,750	1,253
* Orbotech Ltd.	74,600	1,150
Jabil Circuit Inc.	60,877	1,146
* Insight Enterprises Inc.	40,784	1,108
* Fairchild Semiconductor International Inc. Class A	70,650	1,036

* Pericom Semiconductor Corp.			113,410	1,013
* NCR Corp.			30,900	1,009
* NeuStar Inc. Class A			30,800	863
* Integrated Device Technology Inc.			63,932	850
* CIBER Inc.			169,962	790
Belden Inc.			9,500	684
* Conversant Inc.			24,900	587
* Ultratech Inc.			21,295	540
* Dice Holdings Inc.			70,950	501
Littelfuse Inc.			5,135	450
* Entropic Communications Inc.			100,188	330
				58,404
Materials (4.3%)
Silgan Holdings Inc.			62,000	3,028
FMC Corp.			25,900	1,983
Schnitzer Steel Industries Inc.			63,501	1,582
Albemarle Corp.			22,200	1,536
Eagle Materials Inc.			14,064	1,223
Cabot Corp.			17,858	1,010
* Boise Cascade Co.			23,365	611
Cytec Industries Inc.			6,055	602
PH Glatfelter Co.			20,215	532
				12,107
Utilities (2.5%)
Westar Energy Inc. Class A			50,876	1,834
Portland General Electric Co.			48,875	1,616
WGL Holdings Inc.			26,582	1,078
Unitil Corp.			29,973	1,004
Southwest Gas Corp.			16,807	880
Piedmont Natural Gas Co. Inc.			14,650	524
				6,936
Total Common Stocks (Cost $208,128)				263,905
	Coupon
Temporary Cash Investments (6.0%)[1]
Money Market Fund (5.8%)
[2,3] Vanguard Market Liquidity Fund	0.112%		16,410,055	16,410

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Federal Home Loan Bank Discount Notes	0.090%	7/16/14	500	500
Total Temporary Cash Investments (Cost $16,910)				16,910
Total Investments (100.2%) (Cost $225,038)				280,815
Other Assets and Liabilities-Net (-0.2%)[3]				(481)
Net Assets (100%)				280,334
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $982,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.3% and 3.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,058,000 of collateral received for security on loan.

4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	263,905	—	—
Temporary Cash Investments	16,410	500	—
Futures Contracts—Assets[1]	6	—	—
Futures Contracts—Liabilities[1]	(47)	—	—
Total	280,274	500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Explorer Value Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2014	54	6,119	(263)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $225,038,000. Net unrealized appreciation of investment securities for tax purposes was $55,777,000, consisting of unrealized gains of $59,043,000 on securities that had risen in value since their purchase and $3,266,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (14.2%)
Walt Disney Co.	112,439	9,446
Comcast Corp. Class A	163,814	8,551
Wal-Mart Stores Inc.	100,513	7,716
* Amazon.com Inc.	22,944	7,171
Home Depot Inc.	85,428	6,854
McDonald's Corp.	62,623	6,352
Twenty-First Century Fox Inc. Class A	124,108	4,395
* Priceline Group Inc.	3,227	4,126
* eBay Inc.	81,083	4,113
Ford Motor Co.	240,989	3,962
Time Warner Inc.	55,217	3,856
Starbucks Corp.	46,820	3,429
NIKE Inc. Class B	44,293	3,407
Costco Wholesale Corp.	27,258	3,162
Lowe's Cos. Inc.	64,371	3,031
General Motors Co.	77,598	2,683
Time Warner Cable Inc.	18,212	2,571
* DIRECTV	30,650	2,527
TJX Cos. Inc.	44,924	2,446
Viacom Inc. Class B	27,915	2,382
Target Corp.	40,092	2,276
Yum! Brands Inc.	28,163	2,177
CBS Corp. Class B	35,926	2,142
Johnson Controls Inc.	42,762	2,068
Las Vegas Sands Corp.	24,446	1,871
McGraw Hill Financial Inc.	17,129	1,401
VF Corp.	21,938	1,383
Macy's Inc.	22,645	1,356
Delphi Automotive plc	19,519	1,348
* Netflix Inc.	3,137	1,311
* Liberty Global plc	28,487	1,219
* Michael Kors Holdings Ltd.	12,591	1,188
* Discovery Communications Inc. Class A	15,283	1,176
Omnicom Group Inc.	16,160	1,150
* AutoZone Inc.	2,090	1,113
Estee Lauder Cos. Inc. Class A	14,371	1,101
* Tesla Motors Inc.	5,224	1,085
Wynn Resorts Ltd.	5,033	1,082
* Chipotle Mexican Grill Inc. Class A	1,921	1,051
Carnival Corp.	26,136	1,046
* Dollar General Corp.	19,397	1,043
* O'Reilly Automotive Inc.	6,903	1,021
Harley-Davidson Inc.	13,930	992
Starwood Hotels & Resorts Worldwide Inc.	12,144	970
Ross Stores Inc.	13,660	935
* Liberty Global plc Class A	20,471	922
* Liberty Interactive Corp. Class A	31,085	905
BorgWarner Inc.	14,346	902
Marriott International Inc.Class A	14,607	900

L Brands Inc.	14,870	853
Genuine Parts Co.	9,769	843
Mattel Inc.	21,645	840
* Bed Bath & Beyond Inc.	12,745	776
* Liberty Media Corp. Class A	6,004	763
* DISH Network Corp. Class A	12,954	760
Gap Inc.	17,428	719
Coach Inc.	17,583	716
Kohl's Corp.	13,108	714
Whirlpool Corp.	4,902	704
Tiffany & Co.	6,992	695
* Dollar Tree Inc.	12,946	687
* TripAdvisor Inc.	6,976	678
PVH Corp.	5,034	663
Nielsen NV	13,672	660
* Hertz Global Holdings Inc.	21,629	638
* CarMax Inc.	14,106	625
Nordstrom Inc.	9,095	619
* MGM Resorts International	23,206	598
* Charter Communications Inc. Class A	4,172	597
* Sirius XM Holdings Inc.	180,270	591
Wyndham Worldwide Corp.	7,927	586
Ralph Lauren Corp. Class A	3,769	578
Advance Auto Parts Inc.	4,573	568
Royal Caribbean Cruises Ltd.	10,221	565
Tractor Supply Co.	8,641	562
* Under Armour Inc. Class A	10,472	532
Signet Jewelers Ltd.	5,004	531
Polaris Industries Inc.	4,061	524
* News Corp. Class A	30,677	523
Hanesbrands Inc.	6,161	523
* TRW Automotive Holdings Corp.	6,149	522
Newell Rubbermaid Inc.	17,776	520
Scripps Networks Interactive Inc. Class A	6,784	519
* LKQ Corp.	18,437	511
* Mohawk Industries Inc.	3,756	510
Interpublic Group of Cos. Inc.	26,494	507
H&R Block Inc.	16,853	502
Expedia Inc.	6,585	483
PulteGroup Inc.	24,229	474
Best Buy Co. Inc.	17,053	472
Staples Inc.	40,869	460
Foot Locker Inc.	9,335	450
Garmin Ltd.	7,605	448
* Jarden Corp.	7,863	445
Lear Corp.	5,013	441
Harman International Industries Inc.	4,188	440
Lennar Corp. Class A	10,303	421
DR Horton Inc.	17,455	413
Williams-Sonoma Inc.	6,113	409
Fortune Brands Home & Security Inc.	10,153	406
Goodyear Tire & Rubber Co.	15,356	405
Darden Restaurants Inc.	8,066	404
* Toll Brothers Inc.	10,943	396
* WABCO Holdings Inc.	3,699	395
Gannett Co. Inc.	14,182	394
Avon Products Inc.	27,068	387

Hasbro Inc.	7,158	384
* Avis Budget Group Inc.	6,654	381
PetSmart Inc.	6,411	368
Family Dollar Stores Inc.	6,033	354
* Ulta Salon Cosmetics & Fragrance Inc.	3,955	336
* Fossil Group Inc.	2,955	310
* NVR Inc.	273	304
* Liberty Ventures Class A	4,494	298
Leggett & Platt Inc.	8,769	297
Dunkin' Brands Group Inc.	6,521	292
* Visteon Corp.	3,142	286
GameStop Corp. Class A	7,344	278
Tupperware Brands Corp.	3,279	274
Dick's Sporting Goods Inc.	6,168	274
* Sally Beauty Holdings Inc.	10,445	268
Nu Skin Enterprises Inc. Class A	3,586	265
Service Corp. International	12,932	259
* Panera Bread Co. Class A	1,682	258
Gentex Corp.	8,827	255
Domino's Pizza Inc.	3,501	254
Carter's Inc.	3,407	246
Lamar Advertising Co. Class A	4,896	242
* Pandora Media Inc.	9,376	230
* AMC Networks Inc. Class A	3,712	230
Cinemark Holdings Inc.	7,142	225
* Urban Outfitters Inc.	6,592	221
* Tempur Sealy International Inc.	3,809	209
Cablevision Systems Corp. Class A	11,814	208
Brinker International Inc.	4,182	208
* Madison Square Garden Co. Class A	3,691	202
* Starz	6,604	202
International Game Technology	15,147	190
* Hilton Worldwide Holdings Inc.	8,366	189
Graham Holdings Co. Class B	279	189
Dillard's Inc. Class A	1,673	189
* AutoNation Inc.	3,145	180
* Cabela's Inc.	2,851	175
Abercrombie & Fitch Co.	4,486	170
* Hyatt Hotels Corp. Class A	2,779	170
Thor Industries Inc.	2,821	169
DeVry Education Group Inc.	3,972	168
* Deckers Outdoor Corp.	2,157	167
Six Flags Entertainment Corp.	4,106	166
* Apollo Education Group Inc.	5,957	160
John Wiley & Sons Inc. Class A	2,895	159
Burger King Worldwide Inc.	6,165	158
* Big Lots Inc.	3,638	154
Aaron's Inc.	4,532	149
* Murphy USA Inc.	2,890	147
Chico's FAS Inc.	9,494	144
KAR Auction Services Inc.	4,689	143
* Bally Technologies Inc.	2,414	142
Wendy's Co.	16,302	134
* Ascena Retail Group Inc.	7,904	132
* JC Penney Co. Inc.	14,528	131
* DreamWorks Animation SKG Inc. Class A	4,634	130
Lions Gate Entertainment Corp.	4,963	130

	American Eagle Outfitters Inc.	11,816	127
	CST Brands Inc.	3,782	125
	AMERCO	439	121
*	HomeAway Inc.	3,814	117
	DSW Inc. Class A	4,484	112
*,^ Sears Holdings Corp.		2,665	112
	Regal Entertainment Group Class A	5,107	100
	Guess? Inc.	3,728	95
	Choice Hotels International Inc.	1,770	80
	Aramark	2,494	66
	SeaWorld Entertainment Inc.	1,976	60
*	Norwegian Cruise Line Holdings Ltd.	1,759	59
	Coty Inc. Class A	3,559	59
*	Penn National Gaming Inc.	3,856	45
*	Taylor Morrison Home Corp. Class A	1,942	41
	Weight Watchers International Inc.	1,638	34
*	zulily Inc. Class A	772	27
*	Lands' End Inc.	802	22
	Clear Channel Outdoor Holdings Inc. Class A	2,440	20
			175,254
Consumer Staples (7.9%)
	Procter & Gamble Co.	171,044	13,819
	Coca-Cola Co.	238,712	9,766
	Philip Morris International Inc.	102,146	9,044
	PepsiCo Inc.	96,584	8,531
	CVS Caremark Corp.	76,427	5,986
	Altria Group Inc.	125,359	5,210
	Walgreen Co.	59,196	4,257
	Colgate-Palmolive Co.	58,293	3,987
	Mondelez International Inc. Class A	105,560	3,971
	Kimberly-Clark Corp.	24,025	2,699
	General Mills Inc.	40,313	2,214
	Kraft Foods Group Inc.	37,119	2,207
	Archer-Daniels-Midland Co.	41,205	1,852
	Kroger Co.	32,543	1,554
	Lorillard Inc.	23,618	1,468
	Sysco Corp.	37,065	1,391
	Reynolds American Inc.	19,560	1,166
	Mead Johnson Nutrition Co.	12,669	1,133
	Kellogg Co.	16,279	1,123
	Keurig Green Mountain Inc.	9,340	1,053
	Hershey Co.	9,383	913
	Whole Foods Market Inc.	23,174	886
	Brown-Forman Corp. Class B	9,450	876
	ConAgra Foods Inc.	26,088	843
*	Constellation Brands Inc. Class A	9,607	808
	Tyson Foods Inc. Class A	17,496	743
	Coca-Cola Enterprises Inc.	16,216	740
	Clorox Co.	8,155	731
	Dr Pepper Snapple Group Inc.	12,631	729
	Bunge Ltd.	9,133	710
	JM Smucker Co.	6,658	683
	Church & Dwight Co. Inc.	8,565	593
	McCormick & Co. Inc.	8,162	590
*	Monster Beverage Corp.	8,347	579
	Molson Coors Brewing Co. Class B	8,636	568
	Safeway Inc.	14,896	512

Campbell Soup Co.	10,826	497
Energizer Holdings Inc.	3,901	452
Hillshire Brands Co.	7,743	413
Hormel Foods Corp.	8,243	406
Ingredion Inc.	4,797	365
^ Herbalife Ltd.	5,387	349
* WhiteWave Foods Co. Class A	8,588	270
Flowers Foods Inc.	10,531	220
GNC Holdings Inc. Class A	5,600	207
Dean Foods Co.	5,764	100
* Fresh Market Inc.	2,459	75
Pinnacle Foods Inc.	2,132	67
* Sprouts Farmers Market Inc.	1,325	36
		97,392
Energy (9.9%)
Exxon Mobil Corp.	277,535	27,901
Chevron Corp.	120,996	14,857
Schlumberger Ltd.	82,977	8,633
ConocoPhillips	76,368	6,105
Occidental Petroleum Corp.	50,314	5,016
EOG Resources Inc.	34,011	3,598
Halliburton Co.	52,965	3,424
Anadarko Petroleum Corp.	31,316	3,221
Phillips 66	36,753	3,116
Apache Corp.	24,527	2,286
National Oilwell Varco Inc.	26,756	2,191
Williams Cos. Inc.	42,697	2,005
Baker Hughes Inc.	27,593	1,946
Valero Energy Corp.	34,115	1,912
Devon Energy Corp.	25,390	1,876
Pioneer Natural Resources Co.	8,530	1,793
Spectra Energy Corp.	41,817	1,697
Marathon Petroleum Corp.	18,863	1,686
Hess Corp.	18,174	1,659
Marathon Oil Corp.	44,257	1,622
Noble Energy Inc.	22,392	1,614
Kinder Morgan Inc.	41,358	1,381
Chesapeake Energy Corp.	36,239	1,041
* Cheniere Energy Inc.	15,142	1,031
EQT Corp.	9,467	1,012
* Southwestern Energy Co.	21,955	998
Cabot Oil & Gas Corp.	26,324	954
Range Resources Corp.	10,105	939
* Concho Resources Inc.	7,058	930
* FMC Technologies Inc.	14,689	853
Seadrill Ltd.	22,115	840
* Cameron International Corp.	13,040	834
ONEOK Inc.	12,793	825
Cimarex Energy Co.	5,402	698
Murphy Oil Corp.	11,156	688
Helmerich & Payne Inc.	5,881	647
CONSOL Energy Inc.	14,141	625
HollyFrontier Corp.	12,652	623
* Whiting Petroleum Corp.	7,270	522
Nabors Industries Ltd.	18,419	483
Oceaneering International Inc.	6,693	482
Tesoro Corp.	8,426	474

*	Continental Resources Inc.	2,663	374
*	Oil States International Inc.	3,441	370
	Denbury Resources Inc.	21,602	365
	QEP Resources Inc.	11,066	353
*	Gulfport Energy Corp.	5,385	331
	Superior Energy Services Inc.	9,751	324
	SM Energy Co.	4,133	313
*	Cobalt International Energy Inc.	16,912	313
*	Oasis Petroleum Inc.	6,222	308
*	Newfield Exploration Co.	8,312	303
	Patterson-UTI Energy Inc.	9,016	298
*	Dresser-Rand Group Inc.	4,671	286
	Peabody Energy Corp.	16,659	269
*	First Solar Inc.	4,279	264
*	WPX Energy Inc.	12,229	259
*	Dril-Quip Inc.	2,493	255
*	Ultra Petroleum Corp.	9,386	254
	Rowan Cos. plc Class A	7,617	236
	Diamond Offshore Drilling Inc.	4,204	215
	World Fuel Services Corp.	4,519	210
*,^ SandRidge Energy Inc.		30,274	202
*	Unit Corp.	3,105	197
*	Atwood Oceanics Inc.	3,609	178
*	Antero Resources Corp.	2,396	147
	Golar LNG Ltd.	2,633	123
*	McDermott International Inc.	14,568	106
*	Rice Energy Inc.	3,164	100
	RPC Inc.	3,962	88
*	SolarCity Corp.	1,416	74
*	Laredo Petroleum Inc.	2,671	74
*	Kosmos Energy Ltd.	5,905	62
	Frank's International NV	2,208	53
	CVR Energy Inc.	1,006	47
	PBF Energy Inc. Class A	1,383	44
*	EP Energy Corp. Class A	2,159	43
			122,476
Financial Services (18.1%)
	Wells Fargo & Co.	301,283	15,299
*	Berkshire Hathaway Inc. Class B	112,305	14,413
	JPMorgan Chase & Co.	235,916	13,110
	Bank of America Corp.	672,736	10,185
	Citigroup Inc.	189,969	9,037
	Visa Inc. Class A	32,612	7,006
	MasterCard Inc. Class A	73,021	5,582
	American Express Co.	59,211	5,418
	American International Group Inc.	92,215	4,986
	US Bancorp	115,431	4,870
	Goldman Sachs Group Inc.	28,672	4,582
	Simon Property Group Inc.	19,372	3,225
	Morgan Stanley	95,060	2,934
	Capital One Financial Corp.	36,468	2,877
	MetLife Inc.	55,856	2,845
	PNC Financial Services Group Inc.	33,128	2,825
	Bank of New York Mellon Corp.	72,456	2,504
	BlackRock Inc.	8,153	2,486
	Prudential Financial Inc.	28,985	2,381
	American Tower Corporation	24,749	2,218

ACE Ltd.	21,291	2,208
Travelers Cos. Inc.	22,146	2,070
Discover Financial Services	30,693	1,815
Aflac Inc.	29,112	1,783
State Street Corp.	27,034	1,764
Aon plc	19,347	1,740
Marsh & McLennan Cos. Inc.	34,462	1,732
Charles Schwab Corp.	68,531	1,728
BB&T Corp.	43,820	1,662
Crown Castle International Corp.	20,863	1,601
Allstate Corp.	27,122	1,580
Public Storage	8,909	1,536
CME Group Inc.	19,874	1,431
Chubb Corp.	15,362	1,423
Franklin Resources Inc.	25,644	1,416
IntercontinentalExchange Group Inc.	7,136	1,402
Equity Residential	22,476	1,389
Ameriprise Financial Inc.	11,963	1,347
T. Rowe Price Group Inc.	16,250	1,325
SunTrust Banks Inc.	33,790	1,295
Prologis Inc.	31,179	1,294
Vornado Realty Trust	11,730	1,256
Ventas Inc.	18,354	1,226
HCP Inc.	28,449	1,188
AvalonBay Communities Inc.	8,066	1,144
Boston Properties Inc.	9,470	1,143
Weyerhaeuser Co.	36,340	1,142
Fifth Third Bancorp	54,595	1,130
Health Care REIT Inc.	17,787	1,125
Moody's Corp.	12,186	1,042
Host Hotels & Resorts Inc.	46,538	1,027
Invesco Ltd.	27,827	1,021
Fidelity National Information Services Inc.	18,322	992
Hartford Financial Services Group Inc.	28,485	987
M&T Bank Corp.	8,058	978
Progressive Corp.	37,658	943
* Fiserv Inc.	15,603	938
Regions Financial Corp.	88,280	900
Northern Trust Corp.	14,863	898
Principal Financial Group Inc.	18,233	853
* Alliance Data Systems Corp.	3,249	832
Loews Corp.	19,253	830
General Growth Properties Inc.	34,740	828
Thomson Reuters Corp.	23,321	809
Lincoln National Corp.	16,813	806
KeyCorp	57,451	786
Annaly Capital Management Inc.	59,213	698
Essex Property Trust Inc.	3,802	688
SL Green Realty Corp.	5,736	628
* Affiliated Managers Group Inc.	3,322	627
Realty Income Corp.	13,721	594
Kimco Realty Corp.	25,582	586
Fidelity National Financial Inc. Class A	17,028	568
Unum Group	16,723	567
Macerich Co.	8,563	565
XL Group plc Class A	17,332	563
Western Union Co.	34,790	563

Comerica Inc.	11,597	556
CIT Group Inc.	12,450	554
* Markel Corp.	854	547
* FleetCor Technologies Inc.	4,215	533
Equifax Inc.	7,445	527
* Genworth Financial Inc. Class A	30,840	524
American Capital Agency Corp.	22,037	523
* CBRE Group Inc. Class A	17,201	513
Cincinnati Financial Corp.	10,238	502
Plum Creek Timber Co. Inc.	11,055	499
Huntington Bancshares Inc.	52,347	485
^ Digital Realty Trust Inc.	8,411	484
Federal Realty Investment Trust	4,045	483
Everest Re Group Ltd.	2,968	475
* Arch Capital Group Ltd.	8,278	471
Leucadia National Corp.	18,309	470
Torchmark Corp.	5,672	459
* Navient Corp.	27,744	438
TD Ameritrade Holding Corp.	14,447	438
* Alleghany Corp.	1,037	437
UDR Inc.	15,534	427
Arthur J Gallagher & Co.	9,234	423
New York Community Bancorp Inc.	27,512	420
Lazard Ltd. Class A	8,002	404
Rayonier Inc.	7,893	376
First Republic Bank	7,288	371
Camden Property Trust	5,261	370
* Howard Hughes Corp.	2,471	366
Raymond James Financial Inc.	7,501	363
Extra Space Storage Inc.	6,894	361
* E*TRADE Financial Corp.	17,582	358
Duke Realty Corp.	19,853	351
Reinsurance Group of America Inc. Class A	4,485	351
PartnerRe Ltd.	3,259	350
Alexandria Real Estate Equities Inc.	4,485	341
* Signature Bank	2,911	337
Mid-America Apartment Communities Inc.	4,615	334
Starwood Property Trust Inc.	13,651	333
* SVB Financial Group	3,152	332
Jones Lang LaSalle Inc.	2,740	332
Legg Mason Inc.	6,791	332
* MSCI Inc. Class A	7,565	326
Zions Bancorporation	11,384	325
Hudson City Bancorp Inc.	32,636	319
Waddell & Reed Financial Inc. Class A	5,269	318
DDR Corp.	18,361	318
Ares Capital Corp.	18,302	316
Axis Capital Holdings Ltd.	6,839	315
Global Payments Inc.	4,571	313
Jack Henry & Associates Inc.	5,400	313
Liberty Property Trust	8,068	312
Assurant Inc.	4,568	310
Kilroy Realty Corp.	5,106	309
Broadridge Financial Solutions Inc.	7,415	304
Total System Services Inc.	9,980	302
Senior Housing Properties Trust	12,587	302
Regency Centers Corp.	5,652	302

Taubman Centers Inc.	3,976	298
SEI Investments Co.	8,969	295
FactSet Research Systems Inc.	2,725	292
HCC Insurance Holdings Inc.	6,149	289
East West Bancorp Inc.	8,615	288
WR Berkley Corp.	6,426	286
Apartment Investment & Management Co. Class A	8,933	281
American Financial Group Inc.	4,811	281
Spirit Realty Capital Inc.	24,726	279
People's United Financial Inc.	19,412	279
CBOE Holdings Inc.	5,478	278
Omega Healthcare Investors Inc.	7,485	276
RenaissanceRe Holdings Ltd.	2,636	275
Eaton Vance Corp.	7,360	273
* Realogy Holdings Corp.	7,337	273
Old Republic International Corp.	15,803	270
Hospitality Properties Trust	9,191	267
NASDAQ OMX Group Inc.	6,837	259
Protective Life Corp.	4,885	255
National Retail Properties Inc.	7,289	255
Assured Guaranty Ltd.	10,387	254
* American Capital Ltd.	17,134	253
American Campus Communities Inc.	6,449	250
Douglas Emmett Inc.	8,765	249
BioMed Realty Trust Inc.	11,426	248
Dun & Bradstreet Corp.	2,374	245
Cullen/Frost Bankers Inc.	3,201	240
Weingarten Realty Investors	7,528	239
SLM Corp.	27,324	235
Two Harbors Investment Corp.	22,328	235
White Mountains Insurance Group Ltd.	393	232
Corrections Corp. of America	7,070	230
Allied World Assurance Co. Holdings AG	6,116	229
WP Carey Inc.	3,560	227
Equity Lifestyle Properties Inc.	5,174	226
Home Properties Inc.	3,614	225
* Ocwen Financial Corp.	6,341	222
Brown & Brown Inc.	7,250	219
Validus Holdings Ltd.	5,771	215
Commerce Bancshares Inc.	4,901	213
City National Corp.	2,966	211
Tanger Factory Outlet Centers Inc.	5,861	208
Gaming and Leisure Properties Inc.	5,935	199
Chimera Investment Corp.	62,867	198
* Synovus Financial Corp.	8,546	197
* Popular Inc.	6,431	194
* Washington Prime Group Inc.	9,586	191
CommonWealth REIT	7,237	190
CBL & Associates Properties Inc.	10,108	190
Aspen Insurance Holdings Ltd.	4,101	188
First Niagara Financial Group Inc.	21,679	187
* Forest City Enterprises Inc. Class A	9,690	184
MFA Financial Inc.	22,232	183
Piedmont Office Realty Trust Inc. Class A	9,770	182
Associated Banc-Corp	10,354	178
ProAssurance Corp.	3,863	176
* Vantiv Inc. Class A	5,484	170

* CoreLogic Inc.	5,947	170
Post Properties Inc.	3,295	169
First Horizon National Corp.	14,680	168
* Voya Financial Inc.	4,664	167
StanCorp Financial Group Inc.	2,751	165
Federated Investors Inc. Class B	5,762	163
TCF Financial Corp.	10,131	161
Hanover Insurance Group Inc.	2,659	160
Bank of Hawaii Corp.	2,783	155
LPL Financial Holdings Inc.	3,260	153
Brandywine Realty Trust	9,732	149
Corporate Office Properties Trust	5,314	146
Fulton Financial Corp.	11,948	143
Endurance Specialty Holdings Ltd.	2,593	134
Washington Federal Inc.	6,416	134
BankUnited Inc.	3,980	129
Hatteras Financial Corp.	6,055	123
Erie Indemnity Co. Class A	1,614	122
Retail Properties of America Inc.	7,984	120
Mack-Cali Realty Corp.	5,424	118
Valley National Bancorp	11,820	115
BOK Financial Corp.	1,715	108
* MBIA Inc.	8,754	103
Kemper Corp.	2,916	102
Santander Consumer USA Holdings Inc.	5,139	101
First Citizens BancShares Inc.Class A	451	99
* St. Joe Co.	4,189	99
Morningstar Inc.	1,338	95
Healthcare Trust of America Inc. Class A	7,068	86
Mercury General Corp.	1,728	81
* Starwood Waypoint Residential Trust	2,490	68
CNA Financial Corp.	1,608	65
Interactive Brokers Group Inc.	2,796	64
* TFS Financial Corp.	4,592	62
Brixmor Property Group Inc.	2,817	61
American Homes 4 Rent Class A	3,205	56
American National Insurance Co.	482	55
* Nationstar Mortgage Holdings Inc.	1,409	49
Artisan Partners Asset Management Inc. Class A	759	44
		224,272
Health Care (12.7%)
Johnson & Johnson	175,311	17,787
Pfizer Inc.	417,434	12,369
Merck & Co. Inc.	188,530	10,908
* Gilead Sciences Inc.	95,233	7,734
Amgen Inc.	46,858	5,435
AbbVie Inc.	98,917	5,374
Bristol-Myers Squibb Co.	102,564	5,102
UnitedHealth Group Inc.	63,690	5,072
* Biogen Idec Inc.	14,814	4,731
* Celgene Corp.	26,053	3,987
Abbott Laboratories	97,311	3,893
Medtronic Inc.	63,412	3,870
Eli Lilly & Co.	61,868	3,703
* Express Scripts Holding Co.	48,460	3,463
Allergan Inc.	18,506	3,099
Thermo Fisher Scientific Inc.	24,480	2,862

McKesson Corp.	14,170	2,687
Baxter International Inc.	33,911	2,523
* Actavis plc	10,827	2,290
Covidien plc	29,416	2,151
* Alexion Pharmaceuticals Inc.	12,142	2,020
WellPoint Inc.	17,687	1,917
Stryker Corp.	20,771	1,755
Aetna Inc.	22,327	1,732
* Forest Laboratories Inc.	16,726	1,585
* Regeneron Pharmaceuticals Inc.	5,001	1,535
Cigna Corp.	16,816	1,510
Cardinal Health Inc.	21,341	1,507
Becton Dickinson and Co.	12,208	1,437
Humana Inc.	9,923	1,235
* Illumina Inc.	7,745	1,226
* Mylan Inc.	23,878	1,190
St. Jude Medical Inc.	17,697	1,149
Zimmer Holdings Inc.	10,574	1,103
Perrigo Co. plc	7,871	1,088
* Boston Scientific Corp.	84,242	1,081
AmerisourceBergen Corp. Class A	14,371	1,052
* Vertex Pharmaceuticals Inc.	14,455	1,045
* Cerner Corp.	18,560	1,003
Zoetis Inc.	31,276	960
* HCA Holdings Inc.	16,766	888
* Intuitive Surgical Inc.	2,378	879
* DaVita HealthCare Partners Inc.	11,399	805
CR Bard Inc.	4,775	706
* Henry Schein Inc.	5,448	652
* Endo International plc	8,336	588
* Catamaran Corp.	12,688	555
* Laboratory Corp. of America Holdings	5,410	555
* CareFusion Corp.	12,900	554
* Varian Medical Systems Inc.	6,712	553
* Edwards Lifesciences Corp.	6,651	540
Quest Diagnostics Inc.	8,993	539
Universal Health Services Inc. Class B	5,640	505
* Hospira Inc.	10,196	501
* BioMarin Pharmaceutical Inc.	8,580	497
* Jazz Pharmaceuticals plc	3,275	465
^ ResMed Inc.	8,841	443
* Salix Pharmaceuticals Ltd.	3,840	438
* IDEXX Laboratories Inc.	3,320	427
DENTSPLY International Inc.	8,914	422
* Hologic Inc.	16,637	407
Omnicare Inc.	6,093	387
Cooper Cos. Inc.	2,971	383
* Alkermes plc	8,317	381
* MEDNAX Inc.	6,229	359
* Medivation Inc.	4,656	339
* QIAGEN NV	14,506	333
* Pharmacyclics Inc.	3,613	321
* Incyte Corp. Ltd.	6,294	312
PerkinElmer Inc.	6,872	309
* Covance Inc.	3,478	292
* Community Health Systems Inc.	6,942	290
* Mallinckrodt plc	3,689	287

* Tenet Healthcare Corp.	5,947	280
* Cubist Pharmaceuticals Inc.	4,162	277
* United Therapeutics Corp.	2,860	274
Teleflex Inc.	2,564	273
* Sirona Dental Systems Inc.	3,381	254
Patterson Cos. Inc.	5,417	212
* Seattle Genetics Inc.	6,171	206
Techne Corp.	2,312	203
* Brookdale Senior Living Inc.	6,074	202
* Health Net Inc.	4,951	198
* VCA Antech Inc.	5,414	182
* Alere Inc.	5,011	179
* Charles River Laboratories International Inc.	3,102	166
* LifePoint Hospitals Inc.	2,674	164
* Allscripts Healthcare Solutions Inc.	10,944	161
* Myriad Genetics Inc.	4,577	152
Hill-Rom Holdings Inc.	3,783	150
* Bio-Rad Laboratories Inc. Class A	1,236	149
* Bruker Corp.	6,776	142
* Theravance Inc.	4,858	139
* Envision Healthcare Holdings Inc.	3,069	106
* Quintiles Transnational Holdings Inc.	1,609	82
* ARIAD Pharmaceuticals Inc.	11,450	74
* Premier Inc. Class A	2,087	62
* Veeva Systems Inc. Class A	874	18
		156,387
Materials & Processing (4.3%)
Monsanto Co.	33,375	4,067
EI du Pont de Nemours & Co.	57,496	3,985
Dow Chemical Co.	75,512	3,936
Praxair Inc.	18,529	2,450
LyondellBasell Industries NV Class A	24,069	2,397
Precision Castparts Corp.	9,141	2,313
Freeport-McMoRan Copper & Gold Inc.	64,593	2,199
Ecolab Inc.	16,423	1,793
PPG Industries Inc.	8,868	1,788
Air Products & Chemicals Inc.	13,020	1,562
International Paper Co.	27,853	1,327
Sherwin-Williams Co.	5,514	1,128
Ingersoll-Rand plc	17,385	1,040
Nucor Corp.	19,929	1,009
Alcoa Inc.	73,132	995
Mosaic Co.	18,799	940
Fastenal Co.	18,385	896
Eastman Chemical Co.	9,758	861
CF Industries Holdings Inc.	3,258	793
Sigma-Aldrich Corp.	7,535	742
Newmont Mining Corp.	30,725	703
FMC Corp.	8,420	645
Celanese Corp. Class A	9,989	626
Ball Corp.	8,792	531
Ashland Inc.	4,869	502
International Flavors & Fragrances Inc.	5,039	500
Vulcan Materials Co.	8,071	492
Masco Corp.	22,336	476
Rock-Tenn Co. Class A	4,500	455
* Crown Holdings Inc.	8,946	437

* WR Grace & Co.	4,735	436
Airgas Inc.	4,093	435
Packaging Corp. of America	6,144	425
MeadWestvaco Corp.	10,457	424
Valspar Corp.	5,371	401
Sealed Air Corp.	12,169	401
Martin Marietta Materials Inc.	2,917	358
Albemarle Corp.	5,155	357
RPM International Inc.	8,265	356
Rockwood Holdings Inc.	4,601	351
Reliance Steel & Aluminum Co.	4,790	345
* Owens-Illinois Inc.	10,184	338
Timken Co.	5,200	334
Huntsman Corp.	11,872	317
Owens Corning	7,414	304
Southern Copper Corp.	9,690	288
AptarGroup Inc.	4,160	277
Allegheny Technologies Inc.	6,644	273
Lennox International Inc.	3,175	270
Eagle Materials Inc.	3,051	265
Valmont Industries Inc.	1,708	265
Sonoco Products Co.	6,239	264
Bemis Co. Inc.	6,334	262
Royal Gold Inc.	4,057	254
* Hexcel Corp.	6,168	253
Steel Dynamics Inc.	13,543	234
NewMarket Corp.	588	230
Cytec Industries Inc.	2,227	221
Cabot Corp.	3,910	221
Westlake Chemical Corp.	2,539	205
United States Steel Corp.	8,855	204
Compass Minerals International Inc.	2,156	201
Domtar Corp.	2,079	189
Carpenter Technology Corp.	2,931	183
Scotts Miracle-Gro Co. Class A	2,655	159
* MRC Global Inc.	5,202	150
^ Cliffs Natural Resources Inc.	9,313	146
Silgan Holdings Inc.	2,775	136
Greif Inc. Class A	1,997	109
* Tahoe Resources Inc.	5,247	109
* Armstrong World Industries Inc.	1,643	87
Kronos Worldwide Inc.	1,206	18
		52,643
Other (0.0%)
* Ally Financial Inc.	4,622	109

Producer Durables (11.4%)
General Electric Co.	645,250	17,286
United Technologies Corp.	57,454	6,677
Boeing Co.	47,368	6,406
3M Co.	40,901	5,830
Union Pacific Corp.	29,159	5,810
United Parcel Service Inc. Class B	45,286	4,704
Honeywell International Inc.	49,134	4,577
Caterpillar Inc.	38,967	3,984
Accenture plc Class A	40,179	3,273
Emerson Electric Co.	44,951	3,000

Danaher Corp.	37,379	2,932
FedEx Corp.	18,472	2,663
Lockheed Martin Corp.	16,247	2,659
Automatic Data Processing Inc.	30,364	2,419
Deere & Co.	24,216	2,208
General Dynamics Corp.	18,645	2,202
Eaton Corp. plc	29,601	2,181
Delta Air Lines Inc.	53,522	2,136
Norfolk Southern Corp.	19,733	1,988
Raytheon Co.	20,311	1,982
Illinois Tool Works Inc.	22,263	1,927
CSX Corp.	63,773	1,875
Cummins Inc.	11,936	1,825
Northrop Grumman Corp.	13,927	1,693
PACCAR Inc.	22,125	1,402
Waste Management Inc.	29,158	1,303
Agilent Technologies Inc.	21,705	1,236
Southwest Airlines Co.	45,133	1,194
Parker Hannifin Corp.	9,308	1,166
Rockwell Automation Inc.	8,710	1,055
* United Continental Holdings Inc.	22,243	987
WW Grainger Inc.	3,682	951
Xerox Corp.	76,721	947
Dover Corp.	10,736	936
Pentair Ltd.	12,162	908
Stanley Black & Decker Inc.	10,183	890
Roper Industries Inc.	6,225	882
Paychex Inc.	20,362	837
AMETEK Inc.	15,260	810
Fluor Corp.	10,134	761
Kansas City Southern	6,974	750
L-3 Communications Holdings Inc.	5,622	681
Textron Inc.	17,345	680
Rockwell Collins Inc.	8,379	662
Flowserve Corp.	8,908	657
TransDigm Group Inc.	3,297	622
* Stericycle Inc.	5,379	615
* United Rentals Inc.	5,891	595
* B/E Aerospace Inc.	6,140	594
Republic Services Inc. Class A	16,741	593
Pall Corp.	6,896	584
Expeditors International of Washington Inc.	12,768	581
* Trimble Navigation Ltd.	15,780	569
CH Robinson Worldwide Inc.	9,406	563
* Verisk Analytics Inc. Class A	9,363	554
* Waters Corp.	5,318	533
* IHS Inc. Class A	4,082	514
Chicago Bridge & Iron Co. NV	6,253	509
* American Airlines Group Inc.	12,174	489
Wabtec Corp.	6,004	473
* Colfax Corp.	6,441	469
* Mettler-Toledo International Inc.	1,888	463
Towers Watson & Co. Class A	4,047	455
* Jacobs Engineering Group Inc.	8,091	446
JB Hunt Transport Services Inc.	5,661	440
* Quanta Services Inc.	12,843	436
Snap-on Inc.	3,673	431

Trinity Industries Inc.	4,968	430
Hubbell Inc. Class B	3,668	429
Alaska Air Group Inc.	4,325	426
Xylem Inc.	11,403	425
Cintas Corp.	6,497	404
Robert Half International Inc.	8,747	399
* Kirby Corp.	3,562	394
Manpowergroup Inc.	4,778	392
IDEX Corp.	5,041	387
Donaldson Co. Inc.	9,148	373
ADT Corp.	11,332	365
Joy Global Inc.	6,318	361
Lincoln Electric Holdings Inc.	5,268	346
Waste Connections Inc.	7,573	345
Pitney Bowes Inc.	12,451	344
Carlisle Cos. Inc.	3,989	338
Iron Mountain Inc.	10,441	325
Nordson Corp.	3,963	323
AGCO Corp.	5,948	321
Allegion plc	6,093	319
Avery Dennison Corp.	6,180	313
Huntington Ingalls Industries Inc.	3,115	311
FLIR Systems Inc.	8,658	302
Copa Holdings SA Class A	2,094	299
Oshkosh Corp.	5,456	295
SPX Corp.	2,791	292
* Old Dominion Freight Line Inc.	4,459	285
Graco Inc.	3,872	283
Ryder System Inc.	3,228	280
MSC Industrial Direct Co. Inc. Class A	2,941	270
* Genesee & Wyoming Inc. Class A	2,732	266
Terex Corp.	6,822	262
Alliant Techsystems Inc.	1,957	247
* Copart Inc.	6,885	245
* Zebra Technologies Corp.	3,240	241
ITT Corp.	5,498	240
* Spirit AeroSystems Holdings Inc. Class A	7,309	237
AO Smith Corp.	4,786	236
* WESCO International Inc.	2,751	235
Toro Co.	3,586	232
* Clean Harbors Inc.	3,785	231
Crane Co.	3,091	229
Triumph Group Inc.	3,246	225
Babcock & Wilcox Co.	6,953	225
Manitowoc Co. Inc.	8,276	224
KBR Inc.	9,053	220
Regal-Beloit Corp.	2,874	219
Kennametal Inc.	4,770	215
* AECOM Technology Corp.	6,432	207
Exelis Inc.	11,589	198
GATX Corp.	2,998	197
URS Corp.	4,358	196
Landstar System Inc.	2,958	192
RR Donnelley & Sons Co.	11,892	188
Air Lease Corp. Class A	4,358	180
* Genpact Ltd.	10,364	175
Lexmark International Inc. Class A	3,953	172

National Instruments Corp.	5,956	171
Tidewater Inc.	3,093	161
Con-way Inc.	3,455	160
Harsco Corp.	5,065	137
Teekay Corp.	2,263	131
Covanta Holding Corp.	6,580	126
Rollins Inc.	3,826	117
* Navistar International Corp.	3,363	115
* HD Supply Holdings Inc.	3,700	97
Allison Transmission Holdings Inc. Class A	2,029	63
Booz Allen Hamilton Holding Corp. Class A	1,720	38
		141,086
Technology (15.4%)
Apple Inc.	53,756	34,028
Microsoft Corp.	521,145	21,336
International Business Machines Corp.	61,099	11,264
* Google Inc. Class A	16,829	9,620
* Google Inc.	16,829	9,441
Oracle Corp.	209,761	8,814
QUALCOMM Inc.	107,879	8,679
Intel Corp.	310,229	8,475
Cisco Systems Inc.	333,554	8,212
* Facebook Inc. Class A	106,328	6,731
Hewlett-Packard Co.	121,336	4,065
EMC Corp.	131,126	3,483
Texas Instruments Inc.	69,229	3,252
* Adobe Systems Inc.	31,413	2,027
* Salesforce.com Inc.	36,895	1,942
* Yahoo! Inc.	55,831	1,934
* Micron Technology Inc.	64,343	1,840
* Cognizant Technology Solutions Corp. Class A	37,655	1,830
Corning Inc.	81,663	1,739
Applied Materials Inc.	75,031	1,515
Intuit Inc.	18,613	1,476
SanDisk Corp.	14,156	1,368
Western Digital Corp.	13,265	1,165
Broadcom Corp. Class A	35,642	1,136
Avago Technologies Ltd. Class A	15,275	1,079
Analog Devices Inc.	19,279	1,010
* LinkedIn Corp. Class A	6,039	967
Symantec Corp.	43,485	956
Amphenol Corp. Class A	9,978	956
Motorola Solutions Inc.	14,035	946
* SBA Communications Corp. Class A	8,049	817
NetApp Inc.	21,254	787
Xilinx Inc.	16,559	778
* Autodesk Inc.	14,018	734
* Juniper Networks Inc.	29,560	723
NVIDIA Corp.	36,149	687
KLA-Tencor Corp.	10,368	679
Linear Technology Corp.	14,478	668
* Electronic Arts Inc.	18,946	666
Altera Corp.	20,025	663
* Citrix Systems Inc.	10,245	635
* Lam Research Corp.	10,117	628
Maxim Integrated Products Inc.	18,244	625
* Equinix Inc.	3,115	619

*	Akamai Technologies Inc.	11,084	602
*	Red Hat Inc.	11,855	594
	Computer Sciences Corp.	9,407	592
	Microchip Technology Inc.	12,233	582
	CA Inc.	20,241	581
	Harris Corp.	6,789	524
	Skyworks Solutions Inc.	11,955	518
*	VMware Inc. Class A	5,347	516
*	F5 Networks Inc.	4,709	511
	Amdocs Ltd.	9,968	480
*	Teradata Corp.	10,129	425
*	ANSYS Inc.	5,775	424
*	Gartner Inc.	5,871	417
*	VeriSign Inc.	8,146	408
	Marvell Technology Group Ltd.	24,423	380
*	Arrow Electronics Inc.	6,564	379
	Avnet Inc.	8,580	374
*	Synopsys Inc.	9,532	367
*	Cree Inc.	7,377	355
	Activision Blizzard Inc.	16,499	343
*	NCR Corp.	10,218	334
*,^ 3D Systems Corp.		6,185	313
	IAC/InterActiveCorp	4,641	307
*	Splunk Inc.	7,038	295
*	Cadence Design Systems Inc.	17,537	293
	Solera Holdings Inc.	4,230	276
*	ServiceNow Inc.	5,170	270
*	Nuance Communications Inc.	16,331	264
*	Ingram Micro Inc.	9,469	263
*	MICROS Systems Inc.	4,814	257
*	Rackspace Hosting Inc.	7,025	256
*	Brocade Communications Systems Inc.	27,703	253
*	Concur Technologies Inc.	2,943	251
*	Informatica Corp.	6,618	242
*	ON Semiconductor Corp.	27,619	240
	Jabil Circuit Inc.	12,446	234
*	VeriFone Systems Inc.	6,760	222
*	Atmel Corp.	26,273	220
*	TIBCO Software Inc.	10,094	217
	Teradyne Inc.	11,733	209
*	Stratasys Ltd.	2,210	206
*	Riverbed Technology Inc.	10,034	204
*	Workday Inc. Class A	2,445	192
*	Fortinet Inc.	8,365	188
*	NetSuite Inc.	2,202	177
*	AOL Inc.	4,771	173
*	Palo Alto Networks Inc.	2,286	171
	DST Systems Inc.	1,842	168
*	Twitter Inc.	5,022	163
*	SolarWinds Inc.	4,066	159
	Leidos Holdings Inc.	4,113	157
*	JDS Uniphase Corp.	14,231	156
*	Knowles Corp.	5,368	151
*	Groupon Inc. Class A	25,703	151
	Diebold Inc.	4,001	150
*	Advanced Micro Devices Inc.	36,732	147
*	Rovi Corp.	5,990	145

* Tech Data Corp.	2,319	138
* Zynga Inc. Class A	37,958	131
Compuware Corp.	13,096	130
* EchoStar Corp. Class A	2,455	125
* IPG Photonics Corp.	1,911	121
* Dolby Laboratories Inc. Class A	2,864	119
Vishay Intertechnology Inc.	7,822	117
* Silicon Laboratories Inc.	2,566	116
* Fairchild Semiconductor International Inc. Class A	7,549	111
* NeuStar Inc. Class A	3,746	105
* Polycom Inc.	8,049	103
Science Applications International Corp.	2,500	97
* Freescale Semiconductor Ltd.	3,962	88
* CommScope Holding Co. Inc.	2,629	69
CDW Corp.	1,678	49
AVX Corp.	3,005	40
* Tableau Software Inc. Class A	687	40
* FireEye Inc.	1,118	37
* Nimble Storage Inc.	545	14
		190,191
Utilities (5.4%)
Verizon Communications Inc.	257,555	12,867
AT&T Inc.	335,764	11,910
Duke Energy Corp.	44,063	3,132
NextEra Energy Inc.	26,528	2,583
Dominion Resources Inc.	36,145	2,493
Southern Co.	54,344	2,379
Exelon Corp.	53,446	1,968
American Electric Power Co. Inc.	30,391	1,621
Sempra Energy	15,257	1,531
PPL Corp.	39,443	1,384
CenturyLink Inc.	36,089	1,360
PG&E Corp.	29,021	1,331
Public Service Enterprise Group Inc.	31,658	1,233
Edison International	20,337	1,121
Consolidated Edison Inc.	18,191	1,001
Xcel Energy Inc.	31,090	956
Northeast Utilities	19,692	894
FirstEnergy Corp.	26,190	886
Entergy Corp.	11,062	834
DTE Energy Co.	10,768	820
NiSource Inc.	19,503	729
NRG Energy Inc.	20,146	718
CenterPoint Energy Inc.	26,815	647
Wisconsin Energy Corp.	14,201	646
Ameren Corp.	15,151	596
AES Corp.	38,782	547
American Water Works Co. Inc.	10,978	534
* Calpine Corp.	22,601	527
* Sprint Corp.	53,186	508
CMS Energy Corp.	16,479	490
* Level 3 Communications Inc.	10,858	474
OGE Energy Corp.	12,316	452
SCANA Corp.	8,608	448
Pepco Holdings Inc.	15,420	427
Alliant Energy Corp.	6,930	404
* T-Mobile US Inc.	11,737	403

MDU Resources Group Inc.	11,618	394
AGL Resources Inc.	7,331	391
Energen Corp.	4,451	380
Pinnacle West Capital Corp.	6,844	379
Frontier Communications Corp.	61,586	357
ITC Holdings Corp.	9,706	355
Windstream Holdings Inc.	36,634	351
National Fuel Gas Co.	4,557	342
UGI Corp.	7,022	342
Atmos Energy Corp.	6,164	309
*	tw telecom inc Class A	8,746	287
Westar Energy Inc. Class A	7,913	285
Integrys Energy Group Inc.	4,884	283
Aqua America Inc.	10,844	275
Questar Corp.	10,780	260
Great Plains Energy Inc.	9,455	241
TECO Energy Inc.	13,320	230
Vectren Corp.	5,107	204
Telephone & Data Systems Inc.	5,893	163
Hawaiian Electric Industries Inc.	6,072	146
ONE Gas Inc.	3,249	119
United States Cellular Corp.	705	30
*	Intelsat SA	1,459	28
67,005
Total Common Stocks (Cost $954,222)	1,226,815
Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund	0.112%	6,801,000	6,801

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Federal Home Loan Bank Discount Notes	0.110%	7/16/14	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.060%	8/13/14	600	600
700
Total Temporary Cash Investments (Cost $7,501)	7,501
Total Investments (99.9%) (Cost $961,723)	1,234,316
Other Assets and Liabilities-Net (0.1%)[3]	1,362
Net Assets (100%)	1,235,678
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $493,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $511,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Russell 1000 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,226,815	—	—
Temporary Cash Investments	6,801	700	—
Futures Contracts—Assets[1]	13	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	1,223,625	700	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Russell 1000 Index Fund

imposes initial margin requirements to secure the fund performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2014	71	6,821	153
E-mini S&P MidCap 400 Index	June 2014	14	1,928	5
				158

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $961,732,000. Net unrealized appreciation of investment securities for tax purposes was $272,584,000, consisting of unrealized gains of $279,829,000 on securities that had risen in value since their purchase and $7,245,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (7.0%)
Walt Disney Co.	198,646	16,688
Time Warner Inc.	125,485	8,763
General Motors Co.	176,235	6,094
Wal-Mart Stores Inc.	76,736	5,891
Ford Motor Co.	355,499	5,844
Johnson Controls Inc.	96,839	4,683
Twenty-First Century Fox Inc. Class A	74,280	2,630
Carnival Corp.	59,442	2,379
* Liberty Interactive Corp. Class A	65,370	1,904
* Liberty Media Corp. Class A	13,460	1,711
McGraw Hill Financial Inc.	20,386	1,667
Kohl's Corp.	29,838	1,624
Whirlpool Corp.	10,399	1,493
* MGM Resorts International	52,208	1,344
Royal Caribbean Cruises Ltd.	23,110	1,278
Nielsen NV	26,391	1,274
Starwood Hotels & Resorts Worldwide Inc.	15,782	1,260
* TRW Automotive Holdings Corp.	14,036	1,191
* Mohawk Industries Inc.	8,588	1,165
Target Corp.	19,662	1,116
Signet Jewelers Ltd.	10,474	1,111
Staples Inc.	93,481	1,052
Garmin Ltd.	17,264	1,017
Harman International Industries Inc.	9,645	1,013
Lennar Corp. Class A	23,256	951
DR Horton Inc.	39,823	943
Foot Locker Inc.	18,873	909
* Toll Brothers Inc.	25,076	908
Gannett Co. Inc.	32,196	895
Lear Corp.	10,060	886
Comcast Corp. Class A	16,855	880
Best Buy Co. Inc.	28,279	782
* Sirius XM Holdings Inc.	218,010	715
Macy's Inc.	11,493	688
Leggett & Platt Inc.	19,867	674
GameStop Corp. Class A	16,885	639
Interpublic Group of Cos. Inc.	32,626	624
Comcast Corp.	11,200	581
Newell Rubbermaid Inc.	17,059	500
Graham Holdings Co. Class B	611	414
CBS Corp. Class B	6,748	402
* Hyatt Hotels Corp. Class A	6,265	383
* Apollo Education Group Inc.	14,207	381
* Liberty Global plc	8,768	375
DeVry Education Group Inc.	8,701	367
Abercrombie & Fitch Co.	9,526	362
* Liberty Global plc Class A	7,968	359
John Wiley & Sons Inc. Class A	6,319	346
* Murphy USA Inc.	6,614	337

	Wendy's Co.	39,360	323
*	News Corp. Class A	18,042	308
	Darden Restaurants Inc.	6,125	307
*	JC Penney Co. Inc.	34,089	306
	Aaron's Inc.	9,063	298
*	DreamWorks Animation SKG Inc. Class A	10,164	285
	CST Brands Inc.	8,475	280
*	Big Lots Inc.	6,165	262
*,^ Sears Holdings Corp.		5,987	252
*	Ascena Retail Group Inc.	15,072	252
	Marriott International Inc. Class A	4,074	251
	Gentex Corp.	8,677	251
	KAR Auction Services Inc.	7,034	215
	Guess? Inc.	8,397	214
*	Deckers Outdoor Corp.	2,651	205
	Regal Entertainment Group Class A	9,695	189
*	Hilton Worldwide Holdings Inc.	8,256	187
	Choice Hotels International Inc.	3,942	177
	PVH Corp.	1,251	165
	Service Corp. International	7,413	148
	Hasbro Inc.	2,448	131
*	NVR Inc.	118	131
	Dillard's Inc. Class A	1,120	126
	AMERCO	418	115
	Fortune Brands Home & Security Inc.	2,570	103
*	Penn National Gaming Inc.	8,476	99
	American Eagle Outfitters Inc.	8,827	95
	Genuine Parts Co.	1,088	94
*	Starz	1,662	51
*,^ Lands' End Inc.		1,802	50
	Coty Inc. Class A	2,428	41
	Weight Watchers International Inc.	1,628	34
*	zulily Inc. Class A	734	26
	Aramark	745	20
	DSW Inc. Class A	709	18
	Chico's FAS Inc.	1,118	17
*	Taylor Morrison Home Corp. Class A	442	9
*	Norwegian Cruise Line Holdings Ltd.	117	4
			95,532
Consumer Staples (5.3%)
	Procter & Gamble Co.	388,253	31,367
	CVS Caremark Corp.	153,360	12,011
	Mondelez International Inc. Class A	239,783	9,021
	Archer-Daniels-Midland Co.	86,224	3,875
	Walgreen Co.	33,188	2,386
	Sysco Corp.	55,393	2,079
	Tyson Foods Inc. Class A	39,318	1,669
	Bunge Ltd.	20,671	1,606
	JM Smucker Co.	13,206	1,355
	Molson Coors Brewing Co. Class B	19,882	1,307
	Safeway Inc.	31,537	1,083
	Energizer Holdings Inc.	8,804	1,021
	Kimberly-Clark Corp.	8,926	1,003
	Ingredion Inc.	9,554	727
	Reynolds American Inc.	10,767	642
	Campbell Soup Co.	8,188	376
	Clorox Co.	3,031	272

	Dean Foods Co.	13,329	232
	Kellogg Co.	2,916	201
	ConAgra Foods Inc.	3,969	128
*	Constellation Brands Inc. Class A	1,151	97
	Pinnacle Foods Inc.	1,851	58
*	Sprouts Farmers Market Inc.	759	21
			72,537
Energy (15.0%)
	Exxon Mobil Corp.	629,854	63,319
	Chevron Corp.	274,666	33,726
	ConocoPhillips	173,330	13,856
	Occidental Petroleum Corp.	114,221	11,387
	Phillips 66	83,356	7,068
	Anadarko Petroleum Corp.	67,103	6,902
	Apache Corp.	55,452	5,169
	National Oilwell Varco Inc.	60,458	4,950
	Valero Energy Corp.	77,214	4,328
	Devon Energy Corp.	57,477	4,247
	Baker Hughes Inc.	58,694	4,139
	Spectra Energy Corp.	94,720	3,844
	Marathon Petroleum Corp.	42,689	3,816
	Hess Corp.	41,234	3,765
	Marathon Oil Corp.	100,447	3,682
	Noble Energy Inc.	44,203	3,186
	Chesapeake Energy Corp.	82,481	2,369
	Williams Cos. Inc.	43,918	2,062
	Murphy Oil Corp.	25,645	1,581
	Cimarex Energy Co.	12,216	1,577
	Helmerich & Payne Inc.	13,360	1,469
	CONSOL Energy Inc.	32,125	1,419
	HollyFrontier Corp.	28,527	1,405
*	Whiting Petroleum Corp.	15,337	1,102
	Nabors Industries Ltd.	41,823	1,097
	Tesoro Corp.	19,183	1,078
	Pioneer Natural Resources Co.	5,067	1,065
*	Oil States International Inc.	7,949	855
	Denbury Resources Inc.	49,718	840
	Superior Energy Services Inc.	22,412	744
	QEP Resources Inc.	22,696	725
*	Cameron International Corp.	10,975	702
*	Newfield Exploration Co.	19,080	696
	Patterson-UTI Energy Inc.	20,740	686
	Peabody Energy Corp.	37,931	613
*	WPX Energy Inc.	28,452	603
*	Ultra Petroleum Corp.	21,949	593
*	First Solar Inc.	9,547	590
	Rowan Cos. plc Class A	17,315	536
	EOG Resources Inc.	5,034	533
	Diamond Offshore Drilling Inc.	9,897	505
*,^ SandRidge Energy Inc.		69,508	464
*	Unit Corp.	7,221	459
	World Fuel Services Corp.	8,086	375
*	Atwood Oceanics Inc.	6,388	315
	Golar LNG Ltd.	6,276	292
	Kinder Morgan Inc.	7,752	259
*	McDermott International Inc.	33,985	247
	EQT Corp.	1,851	198

* Antero Resources Corp.	2,780	171
* Gulfport Energy Corp.	2,364	145
* Rice Energy Inc.	3,831	121
ONEOK Inc.	1,636	105
PBF Energy Inc. Class A	3,034	97
Frank's International NV	2,405	57
* EP Energy Corp. Class A	2,700	54
* Cobalt International Energy Inc.	2,742	51
RPC Inc.	1,479	33
* Laredo Petroleum Inc.	534	15
		206,287
Financial Services (28.5%)
Wells Fargo & Co.	683,925	34,730
* Berkshire Hathaway Inc. Class B	254,825	32,704
JPMorgan Chase & Co.	535,428	29,754
Bank of America Corp.	1,527,508	23,126
Citigroup Inc.	431,240	20,514
American International Group Inc.	208,890	11,295
US Bancorp	262,315	11,067
Goldman Sachs Group Inc.	64,980	10,384
Morgan Stanley	215,893	6,662
Capital One Financial Corp.	82,703	6,524
MetLife Inc.	126,555	6,445
PNC Financial Services Group Inc.	75,113	6,405
Bank of New York Mellon Corp.	164,776	5,695
ACE Ltd.	48,210	5,000
Discover Financial Services	69,442	4,106
Aflac Inc.	65,985	4,040
State Street Corp.	61,085	3,987
BB&T Corp.	99,337	3,767
BlackRock Inc.	11,957	3,646
Allstate Corp.	61,449	3,580
Travelers Cos. Inc.	36,658	3,426
Charles Schwab Corp.	134,267	3,385
Prudential Financial Inc.	40,517	3,329
CME Group Inc.	44,748	3,222
Equity Residential	51,213	3,165
Prologis Inc.	70,791	2,939
SunTrust Banks Inc.	76,614	2,936
Chubb Corp.	29,814	2,763
HCP Inc.	64,602	2,697
AvalonBay Communities Inc.	18,239	2,587
Fifth Third Bancorp	124,143	2,569
Health Care REIT Inc.	40,469	2,559
Host Hotels & Resorts Inc.	106,073	2,341
Boston Properties Inc.	19,352	2,335
Invesco Ltd.	63,330	2,324
Vornado Realty Trust	21,363	2,288
Hartford Financial Services Group Inc.	64,599	2,238
M&T Bank Corp.	18,176	2,206
Ameriprise Financial Inc.	18,436	2,076
Northern Trust Corp.	34,235	2,068
Regions Financial Corp.	201,407	2,052
Fidelity National Information Services Inc.	37,160	2,012
Principal Financial Group Inc.	41,252	1,929
General Growth Properties Inc.	80,067	1,908
Simon Property Group Inc.	11,035	1,837

Thomson Reuters Corp.	52,500	1,821
Lincoln National Corp.	37,730	1,810
KeyCorp	131,528	1,801
Loews Corp.	40,376	1,741
Annaly Capital Management Inc.	132,984	1,568
Essex Property Trust Inc.	8,632	1,562
Ventas Inc.	22,759	1,520
SL Green Realty Corp.	12,878	1,410
Realty Income Corp.	31,388	1,359
Kimco Realty Corp.	57,467	1,317
Marsh & McLennan Cos. Inc.	25,870	1,300
Macerich Co.	19,329	1,277
Unum Group	37,522	1,272
XL Group plc Class A	38,857	1,261
CIT Group Inc.	28,339	1,261
Comerica Inc.	26,251	1,259
* Markel Corp.	1,939	1,241
American Capital Agency Corp.	50,148	1,190
Fidelity National Financial Inc. Class A	35,614	1,187
* Genworth Financial Inc. Class A	69,534	1,181
IntercontinentalExchange Group Inc.	5,833	1,146
Cincinnati Financial Corp.	23,112	1,133
Huntington Bancshares Inc.	118,227	1,096
Everest Re Group Ltd.	6,631	1,061
* Arch Capital Group Ltd.	17,939	1,021
TD Ameritrade Holding Corp.	33,105	1,004
Torchmark Corp.	12,381	1,002
* Alleghany Corp.	2,362	995
* Navient Corp.	62,262	984
UDR Inc.	35,192	968
New York Community Bancorp Inc.	62,672	958
Leucadia National Corp.	36,507	936
Aon plc	10,017	901
* Howard Hughes Corp.	5,687	842
First Republic Bank	16,372	833
Raymond James Financial Inc.	17,188	832
Camden Property Trust	11,818	830
* E*TRADE Financial Corp.	40,575	827
Duke Realty Corp.	45,998	814
Reinsurance Group of America Inc. Class A	10,345	809
Alexandria Real Estate Equities Inc.	10,293	783
PartnerRe Ltd.	7,164	769
Mid-America Apartment Communities Inc.	10,576	765
Starwood Property Trust Inc.	31,332	764
Jones Lang LaSalle Inc.	6,263	760
* SVB Financial Group	7,193	759
Extra Space Storage Inc.	14,281	748
Zions Bancorporation	26,126	747
Hudson City Bancorp Inc.	75,692	740
Liberty Property Trust	18,761	726
DDR Corp.	41,729	722
Ares Capital Corp.	41,850	722
Legg Mason Inc.	14,694	718
* Signature Bank	6,088	705
Assurant Inc.	10,260	696
Kilroy Realty Corp.	11,319	686
HCC Insurance Holdings Inc.	14,530	683

East West Bancorp Inc.	20,195	676
People's United Financial Inc.	44,803	644
Old Republic International Corp.	37,643	644
WR Berkley Corp.	14,399	642
Senior Housing Properties Trust	26,742	641
Hospitality Properties Trust	21,432	622
RenaissanceRe Holdings Ltd.	5,824	607
NASDAQ OMX Group Inc.	15,489	587
National Retail Properties Inc.	16,667	583
American Campus Communities Inc.	14,994	582
Douglas Emmett Inc.	20,387	579
Protective Life Corp.	11,053	578
BioMed Realty Trust Inc.	26,242	569
American Financial Group Inc.	9,614	561
Cullen/Frost Bankers Inc.	7,485	560
Taubman Centers Inc.	7,475	560
* American Capital Ltd.	37,930	560
Axis Capital Holdings Ltd.	12,074	555
Weingarten Realty Investors	17,421	554
Assured Guaranty Ltd.	22,547	551
Two Harbors Investment Corp.	51,769	545
SLM Corp.	62,371	537
WP Carey Inc.	8,160	519
White Mountains Insurance Group Ltd.	879	519
Spirit Realty Capital Inc.	45,593	515
Home Properties Inc.	8,163	508
Commerce Bancshares Inc.	11,428	496
City National Corp.	6,674	474
Gaming and Leisure Properties Inc.	14,052	472
Validus Holdings Ltd.	12,578	470
* Synovus Financial Corp.	20,042	462
Chimera Investment Corp.	144,560	455
* Popular Inc.	14,966	452
Aspen Insurance Holdings Ltd.	9,706	446
* MSCI Inc. Class A	10,136	437
* Forest City Enterprises Inc. Class A	22,937	437
MFA Financial Inc.	52,986	436
First Niagara Financial Group Inc.	49,978	430
CommonWealth REIT	16,278	428
Progressive Corp.	17,049	427
Piedmont Office Realty Trust Inc. Class A	22,720	423
Associated Banc-Corp	24,372	420
First Horizon National Corp.	35,232	404
* Voya Financial Inc.	11,097	397
* CoreLogic Inc.	13,777	393
Regency Centers Corp.	7,317	391
ProAssurance Corp.	8,476	385
Post Properties Inc.	7,468	382
StanCorp Financial Group Inc.	6,304	379
Federal Realty Investment Trust	3,123	373
TCF Financial Corp.	22,387	356
Bank of Hawaii Corp.	6,192	345
Allied World Assurance Co. Holdings AG	9,124	342
Corporate Office Properties Trust	12,308	339
Brandywine Realty Trust	21,729	332
Fulton Financial Corp.	26,547	317
Washington Federal Inc.	14,411	300

Apartment Investment & Management Co. Class A	9,372	295
BankUnited Inc.	8,993	293
Hatteras Financial Corp.	14,323	291
CBL & Associates Properties Inc.	15,342	289
Retail Properties of America Inc.	19,061	287
Hanover Insurance Group Inc.	4,700	282
Mack-Cali Realty Corp.	12,819	279
Valley National Bancorp	27,997	271
Brown & Brown Inc.	8,905	269
BOK Financial Corp.	3,795	238
First Citizens BancShares Inc. Class A	1,082	238
* MBIA Inc.	20,183	237
Digital Realty Trust Inc.	4,089	235
Kemper Corp.	6,680	233
Public Storage	1,332	230
* St. Joe Co.	9,344	220
Corrections Corp. of America	6,233	203
Healthcare Trust of America Inc. Class A	16,636	201
Endurance Specialty Holdings Ltd.	3,815	197
Mercury General Corp.	4,049	191
Interactive Brokers Group Inc.	7,157	165
* TFS Financial Corp.	12,148	164
Total System Services Inc.	5,235	158
CNA Financial Corp.	3,774	152
* Starwood Waypoint Residential Trust	5,309	145
Equity Lifestyle Properties Inc.	3,280	143
Brixmor Property Group Inc.	5,263	114
* Washington Prime Group Inc.	5,517	110
American National Insurance Co.	943	108
American Homes 4 Rent Class A	5,147	91
Federated Investors Inc. Class B	3,121	88
LPL Financial Holdings Inc.	1,433	67
Santander Consumer USA Holdings Inc.	3,273	64
* Realogy Holdings Corp.	1,652	61
Artisan Partners Asset Management Inc. Class A	965	56
Dun & Bradstreet Corp.	319	33
SEI Investments Co.	907	30
		390,771
Health Care (13.2%)
Johnson & Johnson	346,654	35,172
Pfizer Inc.	947,444	28,073
Merck & Co. Inc.	427,921	24,760
UnitedHealth Group Inc.	144,654	11,519
Abbott Laboratories	221,071	8,845
Medtronic Inc.	144,113	8,795
Eli Lilly & Co.	109,898	6,578
Thermo Fisher Scientific Inc.	55,535	6,493
Covidien plc	66,604	4,869
WellPoint Inc.	40,135	4,349
* Forest Laboratories Inc.	37,868	3,589
Cardinal Health Inc.	48,524	3,427
Cigna Corp.	35,874	3,221
Aetna Inc.	37,070	2,875
Humana Inc.	22,339	2,780
* Boston Scientific Corp.	191,539	2,457
Zimmer Holdings Inc.	22,404	2,338
* HCA Holdings Inc.	35,428	1,877

Stryker Corp.	19,543	1,651
Bristol-Myers Squibb Co.	32,085	1,596
* CareFusion Corp.	29,318	1,259
* Hospira Inc.	23,692	1,165
Quest Diagnostics Inc.	19,405	1,162
* Express Scripts Holding Co.	13,737	982
St. Jude Medical Inc.	14,486	940
Omnicare Inc.	13,955	887
* QIAGEN NV	33,378	766
DENTSPLY International Inc.	14,937	706
PerkinElmer Inc.	15,608	702
* Mallinckrodt plc	8,412	654
* Hologic Inc.	26,587	650
Teleflex Inc.	5,725	611
* Community Health Systems Inc.	12,571	525
* Health Net Inc.	10,833	433
* Alere Inc.	11,978	428
* VCA Antech Inc.	12,218	411
* LifePoint Hospitals Inc.	6,501	398
* Allscripts Healthcare Solutions Inc.	25,789	380
Universal Health Services Inc. Class B	4,083	366
* Bio-Rad Laboratories Inc. Class A	2,856	345
Hill-Rom Holdings Inc.	8,192	325
* MEDNAX Inc.	4,819	278
Techne Corp.	2,784	244
Cooper Cos. Inc.	1,782	230
* Charles River Laboratories International Inc.	3,987	214
* Quintiles Transnational Holdings Inc.	1,939	99
* Envision Healthcare Holdings Inc.	2,158	74
* Premier Inc. Class A	1,551	46
Patterson Cos. Inc.	1,088	43
* Veeva Systems Inc. Class A	719	15
		180,602
Materials & Processing (3.0%)
Dow Chemical Co.	148,805	7,756
Freeport-McMoRan Copper & Gold Inc.	146,225	4,979
Air Products & Chemicals Inc.	29,560	3,546
Nucor Corp.	45,043	2,281
Alcoa Inc.	165,720	2,255
Mosaic Co.	42,878	2,143
CF Industries Holdings Inc.	7,384	1,797
Newmont Mining Corp.	69,159	1,583
Ashland Inc.	11,140	1,147
Vulcan Materials Co.	18,329	1,117
MeadWestvaco Corp.	23,634	959
Reliance Steel & Aluminum Co.	10,850	781
Timken Co.	11,585	744
Huntsman Corp.	27,851	743
Owens Corning	17,153	703
Ingersoll-Rand plc	11,543	690
Allegheny Technologies Inc.	15,410	633
Sonoco Products Co.	14,271	603
Steel Dynamics Inc.	30,744	531
Cytec Industries Inc.	5,311	528
Cabot Corp.	8,960	507
Albemarle Corp.	7,210	499
United States Steel Corp.	20,389	470

Domtar Corp.	4,699	427
Carpenter Technology Corp.	6,740	421
Royal Gold Inc.	6,657	418
International Paper Co.	8,549	407
PPG Industries Inc.	1,789	361
^ Cliffs Natural Resources Inc.	21,946	344
Bemis Co. Inc.	7,982	331
* Owens-Illinois Inc.	9,327	310
Rock-Tenn Co. Class A	2,978	301
* Tahoe Resources Inc.	10,909	227
Greif Inc. Class A	3,738	204
Rockwood Holdings Inc.	2,661	203
* MRC Global Inc.	6,941	200
AptarGroup Inc.	2,999	200
* Crown Holdings Inc.	3,385	165
* WR Grace & Co.	1,296	119
Sigma-Aldrich Corp.	881	87
Westlake Chemical Corp.	653	53
RPM International Inc.	1,107	48
Kronos Worldwide Inc.	2,656	40
		41,861
Producer Durables (10.4%)
General Electric Co.	1,464,632	39,238
Caterpillar Inc.	72,478	7,409
FedEx Corp.	41,832	6,031
Danaher Corp.	67,431	5,289
General Dynamics Corp.	42,274	4,993
Eaton Corp. plc	66,910	4,931
Raytheon Co.	45,973	4,486
Northrop Grumman Corp.	31,449	3,823
Norfolk Southern Corp.	36,697	3,697
PACCAR Inc.	43,766	2,773
Illinois Tool Works Inc.	31,740	2,747
Waste Management Inc.	61,111	2,731
Delta Air Lines Inc.	66,009	2,634
Parker Hannifin Corp.	21,036	2,634
Agilent Technologies Inc.	43,460	2,475
Southwest Airlines Co.	91,582	2,422
Xerox Corp.	174,983	2,161
CSX Corp.	73,003	2,146
Pentair Ltd.	27,326	2,040
3M Co.	14,241	2,030
Stanley Black & Decker Inc.	20,792	1,817
Emerson Electric Co.	25,729	1,717
L-3 Communications Holdings Inc.	12,653	1,533
Textron Inc.	39,002	1,530
Republic Services Inc. Class A	38,024	1,346
Towers Watson & Co. Class A	9,210	1,036
* Jacobs Engineering Group Inc.	18,468	1,017
Trinity Industries Inc.	11,063	957
United Technologies Corp.	8,217	955
Xylem Inc.	24,483	913
Manpowergroup Inc.	10,847	889
Snap-on Inc.	7,268	852
ADT Corp.	26,141	842
Joy Global Inc.	14,015	801
* Quanta Services Inc.	23,317	792

AGCO Corp.	13,865	748
Cummins Inc.	4,762	728
Carlisle Cos. Inc.	8,412	714
Fluor Corp.	9,287	697
Oshkosh Corp.	12,314	666
SPX Corp.	6,256	655
Cintas Corp.	10,504	653
Ryder System Inc.	7,325	636
Terex Corp.	15,502	596
Alliant Techsystems Inc.	4,507	569
Dover Corp.	6,482	565
* WESCO International Inc.	6,350	542
KBR Inc.	21,483	522
Kennametal Inc.	11,258	507
Regal-Beloit Corp.	6,461	493
Avery Dennison Corp.	9,653	489
* Spirit AeroSystems Holdings Inc. Class A	14,987	486
* American Airlines Group Inc.	11,987	481
* Zebra Technologies Corp.	6,453	480
Pitney Bowes Inc.	16,768	463
Exelis Inc.	26,802	458
GATX Corp.	6,812	449
URS Corp.	9,727	438
* AECOM Technology Corp.	13,121	422
Air Lease Corp. Class A	9,844	406
Triumph Group Inc.	5,839	405
* Kirby Corp.	3,430	379
Lexmark International Inc. Class A	8,677	378
* Genesee & Wyoming Inc. Class A	3,622	353
Tidewater Inc.	6,737	351
Teekay Corp.	5,707	330
AO Smith Corp.	6,025	298
Covanta Holding Corp.	14,997	286
Harsco Corp.	10,444	282
Hubbell Inc. Class B	2,250	263
Con-way Inc.	5,247	243
* Navistar International Corp.	6,807	233
Allegion plc	4,318	226
FLIR Systems Inc.	6,349	222
RR Donnelley & Sons Co.	12,960	205
Paychex Inc.	4,773	196
Babcock & Wilcox Co.	4,936	160
Rockwell Collins Inc.	1,913	151
Allison Transmission Holdings Inc. Class A	3,727	115
* B/E Aerospace Inc.	833	81
* HD Supply Holdings Inc.	2,868	75
Alaska Air Group Inc.	731	72
Iron Mountain Inc.	2,119	66
IDEX Corp.	796	61
Donaldson Co. Inc.	1,332	54
Crane Co.	529	39
Waste Connections Inc.	799	36
Booz Allen Hamilton Holding Corp. Class A	122	3
		143,113
Technology (8.6%)
Apple Inc.	29,675	18,784
Cisco Systems Inc.	757,654	18,653

Intel Corp.	658,923	18,002
Hewlett-Packard Co.	275,607	9,233
* Yahoo! Inc.	126,427	4,381
* Micron Technology Inc.	145,953	4,173
Corning Inc.	185,481	3,951
EMC Corp.	148,545	3,945
* Adobe Systems Inc.	43,522	2,809
Western Digital Corp.	29,838	2,621
SanDisk Corp.	17,388	1,680
NVIDIA Corp.	81,105	1,541
KLA-Tencor Corp.	23,373	1,531
Broadcom Corp. Class A	45,156	1,439
Computer Sciences Corp.	21,208	1,334
* Juniper Networks Inc.	54,495	1,333
CA Inc.	46,090	1,322
Analog Devices Inc.	24,569	1,287
Applied Materials Inc.	57,788	1,167
* Lam Research Corp.	18,000	1,117
Amdocs Ltd.	23,036	1,108
Altera Corp.	30,022	995
Harris Corp.	12,822	990
Marvell Technology Group Ltd.	55,437	863
* Arrow Electronics Inc.	14,928	861
Avnet Inc.	19,366	844
* Synopsys Inc.	21,763	838
Activision Blizzard Inc.	37,429	778
* Ingram Micro Inc.	21,354	593
* Nuance Communications Inc.	36,424	590
Symantec Corp.	26,320	579
* Brocade Communications Systems Inc.	62,159	567
Jabil Circuit Inc.	28,556	537
* VeriFone Systems Inc.	15,602	512
* MICROS Systems Inc.	9,459	505
Teradyne Inc.	27,039	481
* AOL Inc.	11,013	400
Leidos Holdings Inc.	9,476	362
* Electronic Arts Inc.	10,034	352
* Autodesk Inc.	6,467	339
Diebold Inc.	8,877	333
* Tech Data Corp.	5,268	313
* Zynga Inc. Class A	86,506	298
* EchoStar Corp. Class A	5,734	293
Compuware Corp.	29,412	291
* Rovi Corp.	11,995	290
Vishay Intertechnology Inc.	18,883	282
* Fairchild Semiconductor International Inc. Class A	18,672	274
* Polycom Inc.	18,733	239
Science Applications International Corp.	6,082	236
Avago Technologies Ltd. Class A	2,977	210
* Stratasys Ltd.	2,194	204
Skyworks Solutions Inc.	4,528	196
* Dolby Laboratories Inc. Class A	4,092	170
Motorola Solutions Inc.	1,711	115
* Freescale Semiconductor Ltd.	5,077	113
* Twitter Inc.	2,756	89
* Knowles Corp.	3,041	86
AVX Corp.	5,960	80

DST Systems Inc.	858	78
* JDS Uniphase Corp.	6,829	75
CDW Corp.	2,173	64
* CommScope Holding Co. Inc.	2,410	64
* Silicon Laboratories Inc.	743	34
* ON Semiconductor Corp.	2,603	23
* Riverbed Technology Inc.	1,046	21
* Nimble Storage Inc.	836	21
* FireEye Inc.	598	20
		117,909
Utilities (8.7%)
AT&T Inc.	762,173	27,034
Duke Energy Corp.	99,940	7,104
NextEra Energy Inc.	60,012	5,843
Dominion Resources Inc.	81,623	5,629
Southern Co.	123,564	5,410
Exelon Corp.	121,016	4,457
American Electric Power Co. Inc.	68,879	3,675
Sempra Energy	34,595	3,472
PPL Corp.	89,745	3,149
CenturyLink Inc.	81,836	3,083
PG&E Corp.	65,911	3,023
Public Service Enterprise Group Inc.	71,825	2,798
Edison International	46,416	2,559
Consolidated Edison Inc.	41,758	2,297
Xcel Energy Inc.	70,858	2,180
FirstEnergy Corp.	59,745	2,020
Northeast Utilities	44,263	2,009
Entergy Corp.	25,061	1,890
DTE Energy Co.	24,456	1,862
NiSource Inc.	43,877	1,640
NRG Energy Inc.	45,309	1,615
Wisconsin Energy Corp.	32,269	1,469
CenterPoint Energy Inc.	60,154	1,451
Ameren Corp.	34,128	1,343
AES Corp.	87,191	1,229
American Water Works Co. Inc.	25,276	1,229
CMS Energy Corp.	38,036	1,131
* Calpine Corp.	45,861	1,069
SCANA Corp.	20,078	1,044
OGE Energy Corp.	27,931	1,026
Pepco Holdings Inc.	35,514	984
* Sprint Corp.	97,820	934
* T-Mobile US Inc.	26,848	922
Alliant Energy Corp.	15,643	912
MDU Resources Group Inc.	26,527	899
AGL Resources Inc.	16,769	895
Energen Corp.	10,408	889
Pinnacle West Capital Corp.	15,583	864
Frontier Communications Corp.	140,383	813
National Fuel Gas Co.	10,434	782
UGI Corp.	15,838	771
* Level 3 Communications Inc.	16,127	704
Atmos Energy Corp.	13,997	701
Westar Energy Inc. Class A	18,017	649
Integrys Energy Group Inc.	10,982	637
Great Plains Energy Inc.	21,754	554

TECO Energy Inc.			30,723	531
Questar Corp.			21,559	519
Vectren Corp.			11,952	477
Telephone & Data Systems Inc.			13,043	361
Hawaiian Electric Industries Inc.			13,456	324
United States Cellular Corp.			1,639	70
Aqua America Inc.			2,717	69
* Intelsat SA			2,445	47
Windstream Holdings Inc.			3,715	35
ONE Gas Inc.			408	15
				119,098
Total Common Stocks (Cost $1,086,448)				1,367,710
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.112%		508,101	508

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 Federal Home Loan Bank Discount Notes	0.090%	7/16/14	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.080%	7/18/14	100	100
				200
Total Temporary Cash Investments (Cost $708)				708
Total Investments (99.8%) (Cost $1,087,156)				1,368,418
Other Assets and Liabilities-Net (0.2%)[3]				2,708
Net Assets (100%)				1,371,126
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $493,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts.
giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $508,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Russell 1000 Value Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,367,710	—	—
Temporary Cash Investments	508	200	—
Futures Contracts—Assets[1]	11	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	1,368,225	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Russell 1000 Value Index Fund

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2014	27	2,594	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $1,087,184,000. Net unrealized appreciation of investment securities for tax purposes was $281,234,000, consisting of unrealized gains of $286,789,000 on securities that had risen in value since their purchase and $5,555,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (21.3%)
Comcast Corp. Class A	380,189	19,846
* Amazon.com Inc.	57,598	18,002
Home Depot Inc.	214,371	17,199
McDonald's Corp.	157,075	15,932
Wal-Mart Stores Inc.	167,260	12,841
* Priceline Group Inc.	8,089	10,343
* eBay Inc.	203,330	10,315
Starbucks Corp.	117,374	8,596
NIKE Inc. Class B	111,008	8,538
Twenty-First Century Fox Inc. Class A	229,452	8,125
Costco Wholesale Corp.	68,429	7,939
Lowe's Cos. Inc.	161,364	7,597
Time Warner Cable Inc.	45,605	6,438
* DIRECTV	76,954	6,344
TJX Cos. Inc.	112,812	6,143
Viacom Inc. Class B	69,873	5,962
Yum! Brands Inc.	70,509	5,451
Walt Disney Co.	62,686	5,266
CBS Corp. Class B	82,604	4,924
Las Vegas Sands Corp.	61,288	4,690
Target Corp.	78,819	4,474
Ford Motor Co.	212,572	3,495
VF Corp.	54,930	3,462
Delphi Automotive plc	49,190	3,397
* Netflix Inc.	7,872	3,289
* Michael Kors Holdings Ltd.	31,597	2,982
* Discovery Communications Inc. Class A	38,393	2,955
Omnicom Group Inc.	40,564	2,886
* AutoZone Inc.	5,234	2,787
Estee Lauder Cos. Inc. Class A	36,346	2,785
* Tesla Motors Inc.	13,118	2,726
Wynn Resorts Ltd.	12,629	2,715
* Chipotle Mexican Grill Inc. Class A	4,850	2,653
Macy's Inc.	43,897	2,629
* Dollar General Corp.	48,751	2,622
* O'Reilly Automotive Inc.	17,249	2,552
Harley-Davidson Inc.	35,209	2,508
Ross Stores Inc.	34,569	2,366
* Liberty Global plc	54,983	2,353
BorgWarner Inc.	36,373	2,288
* Liberty Global plc Class A	49,383	2,223
L Brands Inc.	37,643	2,160
Mattel Inc.	54,133	2,102
Marriott International Inc. Class A	32,346	1,993
Genuine Parts Co.	23,067	1,991
* Bed Bath & Beyond Inc.	31,941	1,944
* DISH Network Corp. Class A	32,917	1,931
Gap Inc.	43,834	1,807
Coach Inc.	44,126	1,796

Tiffany & Co.	17,615	1,751
* Dollar Tree Inc.	32,716	1,735
* TripAdvisor Inc.	17,561	1,706
McGraw Hill Financial Inc.	20,359	1,665
* Hertz Global Holdings Inc.	54,495	1,609
* CarMax Inc.	35,074	1,554
Nordstrom Inc.	22,647	1,541
Wyndham Worldwide Corp.	20,255	1,497
* Charter Communications Inc. Class A	10,387	1,487
PVH Corp.	11,159	1,469
Ralph Lauren Corp. Class A	9,434	1,448
Tractor Supply Co.	22,038	1,433
Advance Auto Parts Inc.	11,416	1,418
* Under Armour Inc. Class A	26,381	1,340
Scripps Networks Interactive Inc. Class A	17,171	1,313
* LKQ Corp.	47,167	1,308
Hanesbrands Inc.	15,371	1,304
Polaris Industries Inc.	10,093	1,301
H&R Block Inc.	42,606	1,269
Expedia Inc.	16,644	1,220
PulteGroup Inc.	60,759	1,188
* Jarden Corp.	19,909	1,126
Starwood Hotels & Resorts Worldwide Inc.	13,027	1,040
Williams-Sonoma Inc.	15,408	1,031
Goodyear Tire & Rubber Co.	38,959	1,027
* WABCO Holdings Inc.	9,227	985
* News Corp. Class A	57,744	985
Avon Products Inc.	68,306	976
* Avis Budget Group Inc.	16,611	951
PetSmart Inc.	16,160	929
Family Dollar Stores Inc.	15,352	900
Fortune Brands Home & Security Inc.	22,320	892
* Ulta Salon Cosmetics & Fragrance Inc.	10,132	860
Hasbro Inc.	15,333	823
* Fossil Group Inc.	7,620	798
* Liberty Ventures Class A	11,633	772
Newell Rubbermaid Inc.	26,011	762
Dunkin' Brands Group Inc.	16,703	748
* Sirius XM Holdings Inc.	215,777	708
* Visteon Corp.	7,719	704
Tupperware Brands Corp.	8,372	701
Dick's Sporting Goods Inc.	15,331	681
* Sally Beauty Holdings Inc.	26,586	681
Nu Skin Enterprises Inc. Class A	9,040	668
Darden Restaurants Inc.	13,090	656
Domino's Pizza Inc.	8,908	645
* NVR Inc.	574	639
* Panera Bread Co. Class A	4,099	630
Carter's Inc.	8,634	623
Lamar Advertising Co. Class A	11,989	592
Interpublic Group of Cos. Inc.	30,501	583
* Pandora Media Inc.	23,638	580
* AMC Networks Inc. Class A	9,270	574
Cinemark Holdings Inc.	18,060	569
Cablevision Systems Corp. Class A	30,513	538
* Urban Outfitters Inc.	15,820	530
* Madison Square Garden Co. Class A	9,661	530

* Tempur Sealy International Inc.	9,638	530
Service Corp. International	25,873	518
Brinker International Inc.	10,341	513
International Game Technology	38,817	487
* AutoNation Inc.	8,238	471
* Starz	15,012	459
* Cabela's Inc.	7,491	459
Six Flags Entertainment Corp.	10,267	415
Thor Industries Inc.	6,850	411
Burger King Worldwide Inc.	15,163	390
Gentex Corp.	12,724	368
* Bally Technologies Inc.	5,954	351
Chico's FAS Inc.	22,509	341
Lions Gate Entertainment Corp.	12,752	333
Dillard's Inc. Class A	2,931	330
Best Buy Co. Inc.	11,247	311
* HomeAway Inc.	9,330	287
* Hilton Worldwide Holdings Inc.	11,802	267
DSW Inc. Class A	10,052	252
Nielsen NV	5,076	245
American Eagle Outfitters Inc.	19,192	206
* Deckers Outdoor Corp.	2,478	192
* Liberty Interactive Corp. Class A	6,200	181
AMERCO	622	172
Aramark	5,666	149
SeaWorld Entertainment Inc.	4,705	144
KAR Auction Services Inc.	4,439	136
* Norwegian Cruise Line Holdings Ltd.	3,980	134
Lear Corp.	1,448	127
Foot Locker Inc.	2,516	121
Whirlpool Corp.	808	116
Signet Jewelers Ltd.	1,004	107
* Big Lots Inc.	2,187	93
Coty Inc. Class A	5,188	87
* Taylor Morrison Home Corp. Class A	3,879	83
Aaron's Inc.	1,572	52
Regal Entertainment Group Class A	2,532	49
Abercrombie & Fitch Co.	1,176	45
Clear Channel Outdoor Holdings Inc. Class A	5,448	44
Weight Watchers International Inc.	2,098	44
* Ascena Retail Group Inc.	2,581	43
* zulily Inc. Class A	1,142	40
Choice Hotels International Inc.	231	10
		334,468
Consumer Staples (10.4%)
Coca-Cola Co.	599,673	24,533
Philip Morris International Inc.	256,259	22,689
PepsiCo Inc.	242,324	21,404
Altria Group Inc.	314,664	13,077
Colgate-Palmolive Co.	146,142	9,996
Walgreen Co.	111,805	8,040
Kimberly-Clark Corp.	50,425	5,665
General Mills Inc.	101,060	5,551
Kraft Foods Group Inc.	93,210	5,542
Kroger Co.	81,469	3,889
Lorillard Inc.	59,214	3,681
Mead Johnson Nutrition Co.	31,751	2,841

Keurig Green Mountain Inc.	23,453	2,645
Kellogg Co.	37,584	2,593
Hershey Co.	23,533	2,291
Reynolds American Inc.	37,468	2,234
Whole Foods Market Inc.	57,685	2,206
Brown-Forman Corp. Class B	23,738	2,200
ConAgra Foods Inc.	60,508	1,954
* Constellation Brands Inc. Class A	22,748	1,914
Coca-Cola Enterprises Inc.	40,750	1,860
Dr Pepper Snapple Group Inc.	32,132	1,854
CVS Caremark Corp.	22,004	1,723
Clorox Co.	17,411	1,560
Church & Dwight Co. Inc.	21,806	1,510
McCormick & Co. Inc.	20,521	1,484
* Monster Beverage Corp.	21,042	1,460
Sysco Corp.	32,236	1,210
Hillshire Brands Co.	19,603	1,044
Hormel Foods Corp.	21,188	1,043
^ Herbalife Ltd.	13,567	880
Campbell Soup Co.	17,846	819
* WhiteWave Foods Co. Class A	21,508	677
Flowers Foods Inc.	26,595	554
GNC Holdings Inc. Class A	14,099	521
Archer-Daniels-Midland Co.	7,719	347
JM Smucker Co.	2,204	226
* Fresh Market Inc.	6,384	196
Ingredion Inc.	1,375	105
Safeway Inc.	2,585	89
Pinnacle Foods Inc.	2,668	84
* Sprouts Farmers Market Inc.	1,958	53
		164,244
Energy (5.0%)
Schlumberger Ltd.	208,502	21,693
Halliburton Co.	132,955	8,594
EOG Resources Inc.	79,832	8,446
Pioneer Natural Resources Co.	15,765	3,313
Kinder Morgan Inc.	95,280	3,181
Williams Cos. Inc.	58,794	2,761
* Cheniere Energy Inc.	37,613	2,562
* Southwestern Energy Co.	55,134	2,507
Cabot Oil & Gas Corp.	66,094	2,395
Range Resources Corp.	25,681	2,387
* Concho Resources Inc.	17,704	2,333
EQT Corp.	21,645	2,313
* FMC Technologies Inc.	37,222	2,161
Seadrill Ltd.	55,387	2,105
ONEOK Inc.	30,297	1,954
* Cameron International Corp.	20,526	1,313
Oceaneering International Inc.	16,900	1,218
* Continental Resources Inc.	6,692	939
SM Energy Co.	10,316	782
* Oasis Petroleum Inc.	15,735	779
* Dresser-Rand Group Inc.	11,795	722
* Cobalt International Energy Inc.	38,596	714
* Gulfport Energy Corp.	10,730	660
* Dril-Quip Inc.	6,290	643
Noble Energy Inc.	7,188	518

Anadarko Petroleum Corp.	4,333	446
Baker Hughes Inc.	4,466	315
* SolarCity Corp.	3,845	202
RPC Inc.	8,479	187
* Laredo Petroleum Inc.	6,337	175
* Kosmos Energy Ltd.	16,694	175
* Antero Resources Corp.	2,523	155
* Rice Energy Inc.	3,513	111
CVR Energy Inc.	2,205	104
* Whiting Petroleum Corp.	1,304	94
World Fuel Services Corp.	1,969	91
QEP Resources Inc.	2,523	81
* Atwood Oceanics Inc.	1,463	72
Frank's International NV	2,106	50
* EP Energy Corp. Class A	2,474	50
		79,301
Financial Services (8.3%)
Visa Inc. Class A	81,840	17,582
MasterCard Inc. Class A	183,111	13,999
American Express Co.	148,432	13,581
Simon Property Group Inc.	36,290	6,041
American Tower Corporation	61,961	5,554
Crown Castle International Corp.	52,347	4,017
Public Storage	20,991	3,618
Franklin Resources Inc.	64,497	3,561
Aon plc	37,455	3,369
T. Rowe Price Group Inc.	40,710	3,319
Marsh & McLennan Cos. Inc.	57,784	2,905
Weyerhaeuser Co.	91,269	2,868
Moody's Corp.	30,477	2,607
* Fiserv Inc.	39,642	2,383
Prudential Financial Inc.	27,939	2,295
IntercontinentalExchange Group Inc.	11,305	2,220
BlackRock Inc.	7,219	2,201
* Alliance Data Systems Corp.	8,162	2,090
Progressive Corp.	76,047	1,903
* Affiliated Managers Group Inc.	8,297	1,565
Western Union Co.	87,678	1,418
Travelers Cos. Inc.	15,117	1,413
Ventas Inc.	20,648	1,379
* FleetCor Technologies Inc.	10,567	1,336
Equifax Inc.	18,785	1,330
* CBRE Group Inc. Class A	43,731	1,305
Plum Creek Timber Co. Inc.	27,559	1,243
Ameriprise Financial Inc.	9,458	1,065
Arthur J Gallagher & Co.	23,188	1,063
Lazard Ltd. Class A	19,789	999
^ Digital Realty Trust Inc.	16,731	962
Rayonier Inc.	19,402	924
Waddell & Reed Financial Inc. Class A	13,300	803
Federal Realty Investment Trust	6,670	797
Global Payments Inc.	11,330	777
Jack Henry & Associates Inc.	13,321	772
Broadridge Financial Solutions Inc.	18,721	768
FactSet Research Systems Inc.	6,836	732
Omega Healthcare Investors Inc.	18,936	699
CBOE Holdings Inc.	13,696	694

	Eaton Vance Corp.	18,592	691
	SEI Investments Co.	20,952	690
*	Realogy Holdings Corp.	16,680	620
	Vornado Realty Trust	5,745	615
	Total System Services Inc.	19,639	594
	Charles Schwab Corp.	23,039	581
*	Ocwen Financial Corp.	16,184	568
	Dun & Bradstreet Corp.	5,489	567
	Tanger Factory Outlet Centers Inc.	14,815	525
	Chubb Corp.	5,367	497
*	Vantiv Inc. Class A	13,554	420
	Equity Lifestyle Properties Inc.	9,119	399
	Apartment Investment & Management Co. Class A	12,149	382
*	Washington Prime Group Inc.	18,145	361
	Corrections Corp. of America	10,948	356
*	MSCI Inc. Class A	8,027	346
	Regency Centers Corp.	5,888	314
	LPL Financial Holdings Inc.	6,465	303
	Erie Indemnity Co. Class A	3,975	301
	Federated Investors Inc. Class B	10,546	298
	Boston Properties Inc.	2,359	285
	Brown & Brown Inc.	8,506	257
	Fidelity National Information Services Inc.	4,621	250
	Morningstar Inc.	3,218	229
	Axis Capital Holdings Ltd.	4,212	194
	Santander Consumer USA Holdings Inc.	9,753	192
	Allied World Assurance Co. Holdings AG	4,893	183
	Leucadia National Corp.	6,750	173
	Loews Corp.	3,851	166
	CBL & Associates Properties Inc.	8,238	155
	Taubman Centers Inc.	1,819	136
	Spirit Realty Capital Inc.	11,348	128
	Fidelity National Financial Inc. Class A	3,206	107
	Endurance Specialty Holdings Ltd.	2,064	107
	Hanover Insurance Group Inc.	1,744	105
*,^ Nationstar Mortgage Holdings Inc.		2,944	103
	American Financial Group Inc.	1,454	85
*	Signature Bank	724	84
	Extra Space Storage Inc.	1,283	67
*	Arch Capital Group Ltd.	1,160	66
	Artisan Partners Asset Management Inc. Class A	768	44
	Validus Holdings Ltd.	1,148	43
	Senior Housing Properties Trust	1,745	42
	Brixmor Property Group Inc.	1,353	29
	American Homes 4 Rent Class A	1,346	24
*	St. Joe Co.	699	16
			130,855
Health Care (12.3%)
*	Gilead Sciences Inc.	239,004	19,410
	Amgen Inc.	117,566	13,636
	AbbVie Inc.	248,090	13,479
*	Biogen Idec Inc.	37,184	11,875
	Bristol-Myers Squibb Co.	221,556	11,020
*	Celgene Corp.	65,415	10,010
	Allergan Inc.	46,490	7,785
*	Express Scripts Holding Co.	106,282	7,596
	McKesson Corp.	35,520	6,736

Baxter International Inc.	84,923	6,319
Johnson & Johnson	56,853	5,768
* Actavis plc	27,182	5,750
* Alexion Pharmaceuticals Inc.	30,614	5,092
* Regeneron Pharmaceuticals Inc.	12,554	3,854
Becton Dickinson and Co.	30,481	3,588
* Illumina Inc.	19,536	3,092
* Mylan Inc.	59,808	2,981
Perrigo Co. plc	19,682	2,720
AmerisourceBergen Corp. Class A	36,263	2,654
* Vertex Pharmaceuticals Inc.	36,530	2,640
Stryker Corp.	30,279	2,558
* Cerner Corp.	46,492	2,513
Zoetis Inc.	78,455	2,409
* Intuitive Surgical Inc.	5,982	2,212
Eli Lilly & Co.	34,134	2,043
* DaVita HealthCare Partners Inc.	28,720	2,027
St. Jude Medical Inc.	28,318	1,838
CR Bard Inc.	12,049	1,782
* Henry Schein Inc.	13,756	1,646
* Endo International plc	21,103	1,490
* Catamaran Corp.	32,464	1,421
* Varian Medical Systems Inc.	17,147	1,414
* Laboratory Corp. of America Holdings	13,782	1,414
* Edwards Lifesciences Corp.	16,737	1,359
* BioMarin Pharmaceutical Inc.	21,511	1,247
Aetna Inc.	14,746	1,144
* Jazz Pharmaceuticals plc	8,045	1,141
^ ResMed Inc.	22,164	1,110
* Salix Pharmaceuticals Ltd.	9,589	1,094
* IDEXX Laboratories Inc.	8,035	1,032
* Alkermes plc	21,428	982
* Medivation Inc.	11,691	851
Universal Health Services Inc. Class B	9,498	851
* Incyte Corp. Ltd.	16,127	799
* Pharmacyclics Inc.	8,990	799
Cooper Cos. Inc.	5,690	734
* Covance Inc.	8,659	726
* Tenet Healthcare Corp.	14,900	700
* United Therapeutics Corp.	7,256	695
* Cubist Pharmaceuticals Inc.	10,056	670
* Sirona Dental Systems Inc.	8,593	646
* MEDNAX Inc.	9,940	573
* Brookdale Senior Living Inc.	15,741	524
* Seattle Genetics Inc.	15,567	519
Patterson Cos. Inc.	12,212	478
* Myriad Genetics Inc.	11,821	392
* Theravance Inc.	12,227	350
* Bruker Corp.	16,618	348
* Hologic Inc.	12,214	298
DENTSPLY International Inc.	6,099	288
Techne Corp.	2,599	228
Cigna Corp.	2,419	217
* Charles River Laboratories International Inc.	3,685	197
* ARIAD Pharmaceuticals Inc.	29,408	190
* Envision Healthcare Holdings Inc.	5,273	182
* Community Health Systems Inc.	3,978	166

* HCA Holdings Inc.	3,126	166
Zimmer Holdings Inc.	1,566	163
* Quintiles Transnational Holdings Inc.	1,978	101
* Premier Inc. Class A	3,077	91
Quest Diagnostics Inc.	1,501	90
* Veeva Systems Inc. Class A	1,436	30
		192,943
Materials & Processing (5.5%)
Monsanto Co.	83,674	10,196
EI du Pont de Nemours & Co.	144,193	9,994
Praxair Inc.	46,378	6,133
LyondellBasell Industries NV Class A	60,475	6,021
Precision Castparts Corp.	22,928	5,800
Ecolab Inc.	41,080	4,486
PPG Industries Inc.	20,413	4,115
International Paper Co.	60,024	2,859
Sherwin-Williams Co.	13,875	2,839
Fastenal Co.	46,661	2,275
Eastman Chemical Co.	24,285	2,143
Ingersoll-Rand plc	31,198	1,866
Sigma-Aldrich Corp.	17,950	1,769
FMC Corp.	21,531	1,648
Celanese Corp. Class A	25,155	1,577
Ball Corp.	22,202	1,340
Dow Chemical Co.	24,911	1,298
International Flavors & Fragrances Inc.	12,897	1,280
Masco Corp.	55,057	1,173
Airgas Inc.	10,295	1,095
Packaging Corp. of America	15,510	1,073
Sealed Air Corp.	30,894	1,017
Valspar Corp.	13,193	985
* WR Grace & Co.	10,182	938
* Crown Holdings Inc.	18,882	922
Martin Marietta Materials Inc.	7,277	894
Rock-Tenn Co. Class A	8,176	826
RPM International Inc.	19,088	822
Southern Copper Corp.	24,311	723
Lennox International Inc.	8,052	684
Eagle Materials Inc.	7,642	665
Valmont Industries Inc.	4,216	653
* Hexcel Corp.	15,451	634
Rockwood Holdings Inc.	8,173	624
NewMarket Corp.	1,488	583
* Owens-Illinois Inc.	15,198	505
Compass Minerals International Inc.	5,399	502
AptarGroup Inc.	7,327	488
Westlake Chemical Corp.	5,426	439
Scotts Miracle-Gro Co. Class A	6,457	387
Silgan Holdings Inc.	6,658	325
Albemarle Corp.	4,664	323
Bemis Co. Inc.	6,990	289
* Armstrong World Industries Inc.	3,940	209
* MRC Global Inc.	6,086	175
Royal Gold Inc.	2,454	154
Greif Inc. Class A	904	49

* Tahoe Resources Inc.	1,436	30
		85,825
Producer Durables (12.5%)
Boeing Co.	118,933	16,086
United Technologies Corp.	134,960	15,685
Union Pacific Corp.	73,138	14,574
3M Co.	86,709	12,360
United Parcel Service Inc. Class B	113,472	11,787
Honeywell International Inc.	123,331	11,488
Accenture plc Class A	100,677	8,200
Lockheed Martin Corp.	40,720	6,664
Automatic Data Processing Inc.	76,090	6,063
Emerson Electric Co.	84,239	5,621
Deere & Co.	60,846	5,547
Cummins Inc.	24,340	3,722
Rockwell Automation Inc.	21,986	2,662
* United Continental Holdings Inc.	55,838	2,478
Delta Air Lines Inc.	61,526	2,456
WW Grainger Inc.	9,242	2,388
CSX Corp.	80,006	2,352
Roper Industries Inc.	15,491	2,195
AMETEK Inc.	38,200	2,028
Paychex Inc.	45,976	1,890
Kansas City Southern	17,215	1,851
Illinois Tool Works Inc.	20,862	1,806
Caterpillar Inc.	17,635	1,803
Dover Corp.	19,876	1,733
Flowserve Corp.	22,301	1,644
TransDigm Group Inc.	8,274	1,561
* Stericycle Inc.	13,519	1,546
Rockwell Collins Inc.	19,072	1,507
Danaher Corp.	19,133	1,501
* United Rentals Inc.	14,817	1,497
Expeditors International of Washington Inc.	32,641	1,486
Pall Corp.	17,458	1,479
* Trimble Navigation Ltd.	39,939	1,441
CH Robinson Worldwide Inc.	24,040	1,439
* Verisk Analytics Inc. Class A	23,900	1,415
* B/E Aerospace Inc.	14,593	1,412
* Waters Corp.	13,451	1,347
* IHS Inc. Class A	10,223	1,287
Chicago Bridge & Iron Co. NV	15,702	1,278
* Colfax Corp.	16,481	1,200
Wabtec Corp.	15,022	1,183
Fluor Corp.	15,465	1,161
* Mettler-Toledo International Inc.	4,737	1,161
JB Hunt Transport Services Inc.	14,254	1,107
Robert Half International Inc.	22,137	1,009
Alaska Air Group Inc.	10,015	986
IDEX Corp.	11,885	911
Norfolk Southern Corp.	8,910	898
Lincoln Electric Holdings Inc.	13,195	867
Donaldson Co. Inc.	20,935	853
Waste Connections Inc.	18,038	822
Nordson Corp.	10,001	815
Huntington Ingalls Industries Inc.	7,827	781
Hubbell Inc. Class B	6,667	780

Iron Mountain Inc.	24,372	759
Copa Holdings SA Class A	5,139	735
* American Airlines Group Inc.	18,081	726
* Old Dominion Freight Line Inc.	11,100	710
Graco Inc.	9,603	701
MSC Industrial Direct Co. Inc. Class A	7,405	681
* Copart Inc.	17,339	617
ITT Corp.	13,740	600
Allegion plc	11,134	583
* Clean Harbors Inc.	9,535	583
* Kirby Corp.	5,236	579
Toro Co.	8,947	578
Manitowoc Co. Inc.	20,699	560
FLIR Systems Inc.	15,617	545
Crane Co.	7,041	522
Landstar System Inc.	7,207	468
PACCAR Inc.	7,124	451
National Instruments Corp.	14,915	427
* Genpact Ltd.	24,893	419
Babcock & Wilcox Co.	11,591	375
Pitney Bowes Inc.	13,402	370
Agilent Technologies Inc.	6,151	350
Southwest Airlines Co.	12,484	330
Rollins Inc.	9,828	301
* Genesee & Wyoming Inc. Class A	3,028	295
Cintas Corp.	4,595	285
Waste Management Inc.	5,889	263
Avery Dennison Corp.	5,149	261
AO Smith Corp.	5,144	254
RR Donnelley & Sons Co.	15,108	239
* Quanta Services Inc.	7,027	239
Stanley Black & Decker Inc.	2,213	193
* HD Supply Holdings Inc.	6,498	171
Con-way Inc.	2,924	135
Snap-on Inc.	981	115
Triumph Group Inc.	1,523	106
Booz Allen Hamilton Holding Corp. Class A	4,014	89
* Spirit AeroSystems Holdings Inc. Class A	2,192	71
Xylem Inc.	1,626	61
* Zebra Technologies Corp.	617	46
* AECOM Technology Corp.	1,265	41
Carlisle Cos. Inc.	479	41
* Navistar International Corp.	947	32
Harsco Corp.	711	19
Allison Transmission Holdings Inc. Class A	569	18
		195,757
Technology (22.1%)
Apple Inc.	102,230	64,712
Microsoft Corp.	1,309,287	53,602
International Business Machines Corp.	153,206	28,245
* Google Inc. Class A	42,286	24,173
* Google Inc.	42,286	23,722
Oracle Corp.	526,463	22,122
QUALCOMM Inc.	270,733	21,780
* Facebook Inc. Class A	266,955	16,898
Texas Instruments Inc.	173,831	8,167
* Salesforce.com Inc.	92,446	4,865

*	Cognizant Technology Solutions Corp. Class A	94,577	4,597
	EMC Corp.	164,545	4,370
	Intuit Inc.	46,535	3,690
	Applied Materials Inc.	124,487	2,513
	Avago Technologies Ltd. Class A	35,383	2,501
*	LinkedIn Corp. Class A	15,258	2,443
	Amphenol Corp. Class A	25,191	2,413
	Motorola Solutions Inc.	33,584	2,264
*	SBA Communications Corp. Class A	20,040	2,034
*	Adobe Systems Inc.	30,723	1,983
	NetApp Inc.	53,342	1,974
	Xilinx Inc.	41,404	1,944
	Symantec Corp.	79,158	1,741
	Linear Technology Corp.	36,677	1,693
*	Citrix Systems Inc.	25,603	1,587
	Maxim Integrated Products Inc.	45,889	1,572
	SanDisk Corp.	16,018	1,548
*	Equinix Inc.	7,743	1,539
*	Akamai Technologies Inc.	28,038	1,524
*	Red Hat Inc.	29,612	1,484
	Microchip Technology Inc.	31,105	1,481
*	Autodesk Inc.	27,973	1,465
	Intel Corp.	51,034	1,394
*	VMware Inc. Class A	13,387	1,292
*	Electronic Arts Inc.	36,593	1,286
*	F5 Networks Inc.	11,708	1,271
	Broadcom Corp. Class A	39,472	1,258
	Analog Devices Inc.	20,750	1,087
*	Teradata Corp.	25,668	1,078
	Skyworks Solutions Inc.	24,874	1,077
*	ANSYS Inc.	14,577	1,071
*	Gartner Inc.	14,663	1,042
*	VeriSign Inc.	20,574	1,030
*	Cree Inc.	18,716	901
*	NCR Corp.	25,315	827
*,^ 3D Systems Corp.		15,993	810
	IAC/InterActiveCorp	11,491	761
*	Cadence Design Systems Inc.	44,788	747
*	Splunk Inc.	17,351	726
	Solera Holdings Inc.	10,950	714
*	ServiceNow Inc.	12,785	669
*	Rackspace Hosting Inc.	17,390	635
*	Informatica Corp.	17,329	634
*	Concur Technologies Inc.	7,210	616
*	ON Semiconductor Corp.	66,368	577
	Altera Corp.	17,136	568
*	Atmel Corp.	66,588	558
*	TIBCO Software Inc.	25,169	541
*	Workday Inc. Class A	6,423	503
*	Riverbed Technology Inc.	24,449	497
*	Fortinet Inc.	20,966	471
*	NetSuite Inc.	5,566	448
*	Palo Alto Networks Inc.	5,659	424
*	SolarWinds Inc.	10,167	397
*	Groupon Inc. Class A	64,767	381
*	Advanced Micro Devices Inc.	91,033	364
*	Lam Research Corp.	5,845	363

	DST Systems Inc.			3,911	356
*	Juniper Networks Inc.			14,357	351
*	Twitter Inc.			9,592	311
*	IPG Photonics Corp.			4,831	305
*	JDS Uniphase Corp.			26,936	295
*	Knowles Corp.			9,738	275
*	NeuStar Inc. Class A			9,786	274
*	Stratasys Ltd.			2,943	274
*	Silicon Laboratories Inc.			5,826	263
	Harris Corp.			2,898	224
*	Dolby Laboratories Inc. Class A			2,536	105
*	Freescale Semiconductor Ltd.			4,442	99
*	Tableau Software Inc. Class A			1,695	98
*	CommScope Holding Co. Inc.			3,518	93
*	MICROS Systems Inc.			1,640	88
*	FireEye Inc.			1,920	63
	CDW Corp.			1,307	38
*	Rovi Corp.			1,552	37
*	Nimble Storage Inc.			513	13
					347,226
Utilities (2.3%)
	Verizon Communications Inc.			647,047	32,326
	ITC Holdings Corp.			24,908	912
	Windstream Holdings Inc.			86,374	827
*	tw telecom inc Class A			21,786	714
	Aqua America Inc.			23,955	608
*	Level 3 Communications Inc.			8,984	392
	ONE Gas Inc.			7,526	276
*	Sprint Corp.			24,326	232
*	Calpine Corp.			6,247	146
	Questar Corp.			3,106	75
*	Intelsat SA			173	3
					36,511
Total Common Stocks (Cost $1,195,223)					1,567,130
		Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund		0.112%		913,000	913

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.060%	6/2/14	100	100
[5,6] Federal Home Loan Bank Discount Notes		0.035%	6/4/14	200	200
[5,6] Federal Home Loan Bank Discount Notes		0.065%	6/27/14	100	100
5	Federal Home Loan Bank Discount Notes	0.065%	8/29/14	100	100
					500
Total Temporary Cash Investments (Cost $1,413)					1,413
Total Investments (99.8%) (Cost $1,196,636)					1,568,543
Other Assets and Liabilities-Net (0.2%)[3]					3,457
Net Assets (100%)					1,572,000
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $879,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $912,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,567,130	—	—
Temporary Cash Investments	913	500	—
Futures Contracts—Assets[1]	7	—	—
Total	1,568,050	500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may

Russell 1000 Growth Index Fund

seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2014	32	3,075	71
S&P 500 Index	June 2014	1	480	14
				85

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $1,196,639,000. Net unrealized appreciation of investment securities for tax purposes was $371,904,000, consisting of unrealized gains of $381,639,000 on securities that had risen in value since their purchase and $9,735,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (98.4%)[1]
Consumer Discretionary (13.2%)
* Kate Spade & Co.	51,527	1,876
Brunswick Corp.	36,962	1,593
* Tenneco Inc.	24,739	1,577
Dana Holding Corp.	63,954	1,416
* Live Nation Entertainment Inc.	57,653	1,368
* Buffalo Wild Wings Inc.	7,608	1,099
Sotheby's	27,702	1,094
Pool Corp.	18,892	1,091
Wolverine World Wide Inc.	40,671	1,052
Vail Resorts Inc.	14,560	1,015
* Office Depot Inc.	195,230	1,000
Jack in the Box Inc.	16,986	981
Men's Wearhouse Inc.	19,353	963
Cheesecake Factory Inc.	20,353	934
* Life Time Fitness Inc.	16,634	885
* Lumber Liquidators Holdings Inc.	11,264	875
* Asbury Automotive Group Inc.	12,829	829
Sinclair Broadcast Group Inc. Class A	27,992	828
* Grand Canyon Education Inc.	18,573	818
Cracker Barrel Old Country Store Inc.	8,012	806
Penske Automotive Group Inc.	17,309	805
New York Times Co. Class A	52,831	785
* Iconix Brand Group Inc.	18,641	782
* Steven Madden Ltd.	24,450	779
HSN Inc.	13,811	768
* ANN Inc.	19,364	753
* Genesco Inc.	9,866	739
* Jos A Bank Clothiers Inc.	11,357	738
Cooper Tire & Rubber Co.	25,924	721
Group 1 Automotive Inc.	8,846	712
Ryland Group Inc.	18,856	711
Lithia Motors Inc. Class A	9,059	710
PriceSmart Inc.	7,733	709
* Skechers U.S.A. Inc. Class A	15,666	697
Monro Muffler Brake Inc.	12,853	694
Hillenbrand Inc.	22,643	686
* Helen of Troy Ltd.	11,647	675
* Marriott Vacations Worldwide Corp.	11,827	670
Meredith Corp.	14,693	661
Texas Roadhouse Inc. Class A	25,667	649
* Conversant Inc.	27,051	638
* Shutterfly Inc.	15,465	636
* Meritage Homes Corp.	15,849	636
Rent-A-Center Inc.	21,944	614
Pier 1 Imports Inc.	33,892	597
* Gentherm Inc.	14,249	586
* Outerwall Inc.	8,259	584
* Pinnacle Entertainment Inc.	23,539	581
Finish Line Inc. Class A	20,132	577

KB Home	34,465	568
Nexstar Broadcasting Group Inc. Class A	12,023	559
* TiVo Inc.	46,773	557
* Hibbett Sports Inc.	10,483	551
* Meritor Inc.	39,653	548
* Dorman Products Inc.	10,192	541
* Vistaprint NV	13,393	536
Papa John's International Inc.	12,347	535
DineEquity Inc.	6,717	533
* Crocs Inc.	35,686	533
* Vitamin Shoppe Inc.	12,263	527
La-Z-Boy Inc.	21,193	518
* Krispy Kreme Doughnuts Inc.	27,108	511
* Orient-Express Hotels Ltd. Class A	38,816	510
* American Axle & Manufacturing Holdings Inc.	27,295	506
^ Buckle Inc.	11,245	504
Brown Shoe Co. Inc.	17,800	501
* G-III Apparel Group Ltd.	6,817	500
* Standard Pacific Corp.	60,366	485
* Five Below Inc.	13,386	485
Churchill Downs Inc.	5,577	481
* Restoration Hardware Holdings Inc.	7,221	480
Sturm Ruger & Co. Inc.	7,912	480
* Sonic Corp.	22,838	475
* Bloomin' Brands Inc.	22,374	466
Matthews International Corp. Class A	11,205	459
MDC Holdings Inc.	15,945	456
Children's Place Retail Stores Inc.	9,405	455
Drew Industries Inc.	9,301	451
Bob Evans Farms Inc.	9,998	447
* Express Inc.	35,021	442
Columbia Sportswear Co.	5,265	440
* Conn's Inc.	9,072	423
* Popeyes Louisiana Kitchen Inc.	9,722	417
* Red Robin Gourmet Burgers Inc.	5,782	417
* Select Comfort Corp.	22,442	416
Sonic Automotive Inc. Class A	15,760	415
National CineMedia Inc.	24,831	389
* Constant Contact Inc.	12,518	370
* Fiesta Restaurant Group Inc.	9,163	369
* Tumi Holdings Inc.	19,679	364
* Smith & Wesson Holding Corp.	22,268	354
International Speedway Corp. Class A	11,268	350
Oxford Industries Inc.	5,456	349
Scholastic Corp.	10,753	343
MDC Partners Inc. Class A	16,212	341
Standard Motor Products Inc.	8,159	339
* Multimedia Games Holding Co. Inc.	11,708	337
* Carmike Cinemas Inc.	9,546	328
Interval Leisure Group Inc.	15,934	326
Cato Corp. Class A	11,252	325
* Quiksilver Inc.	54,619	324
* BJ's Restaurants Inc.	10,235	323
* Caesars Entertainment Corp.	17,311	316
* Boyd Gaming Corp.	28,400	311
* Barnes & Noble Inc.	16,548	300
* LifeLock Inc.	26,406	296

*	Universal Electronics Inc.	6,463	294
*	Tuesday Morning Corp.	17,767	287
*	Winnebago Industries Inc.	11,550	286
*	Elizabeth Arden Inc.	10,444	283
	Movado Group Inc.	7,200	276
*	Francesca's Holdings Corp.	17,892	274
	Regis Corp.	19,362	266
	Capella Education Co.	4,541	260
*	American Public Education Inc.	7,198	254
*	EW Scripps Co. Class A	13,000	254
*	Biglari Holdings Inc.	598	252
*	K12 Inc.	10,947	251
	Callaway Golf Co.	31,330	251
*	Mattress Firm Holding Corp.	5,558	249
*	Strayer Education Inc.	4,557	249
	Stage Stores Inc.	13,460	247
*	Zumiez Inc.	8,841	243
*	Vera Bradley Inc.	8,984	242
*	Cumulus Media Inc. Class A	37,880	239
*	Libbey Inc.	8,882	239
	Ethan Allen Interiors Inc.	10,200	239
*	Steiner Leisure Ltd.	5,942	239
*	Gray Television Inc.	20,523	235
	Fred's Inc. Class A	15,164	232
*	Denny's Corp.	35,443	230
*	M/I Homes Inc.	10,082	230
*	FTD Cos. Inc.	7,551	226
*	Cavco Industries Inc.	2,927	225
*	Pep Boys-Manny Moe & Jack	21,804	222
*	Rentrak Corp.	4,249	220
*	Chuy's Holdings Inc.	6,700	219
*	Hovnanian Enterprises Inc. Class A	46,309	217
*	Move Inc.	16,320	213
*	HealthStream Inc.	8,231	212
	Haverty Furniture Cos. Inc.	8,221	206
*	Beazer Homes USA Inc.	10,488	205
	Inter Parfums Inc.	6,789	203
	Arctic Cat Inc.	5,385	201
*	Shutterstock Inc.	3,059	199
	Viad Corp.	8,591	197
*	Bright Horizons Family Solutions Inc.	5,036	196
*	AMC Entertainment Holdings Inc.	8,528	193
*	RealD Inc.	15,879	189
*	Ruby Tuesday Inc.	23,908	188
*	Angie's List Inc.	17,656	188
	Nutrisystem Inc.	11,229	185
*	LeapFrog Enterprises Inc.	26,246	182
	Superior Industries International Inc.	9,117	181
*	Stamps.com Inc.	5,495	178
*	Scientific Games Corp. Class A	19,478	174
*	Burlington Stores Inc.	6,065	172
	Ruth's Hospitality Group Inc.	14,057	172
*,^ ITT Educational Services Inc.		9,687	167
*,^ Container Store Group Inc.		5,688	163
*	MarineMax Inc.	9,856	158
*	Journal Communications Inc. Class A	18,530	153
*	Revlon Inc. Class A	4,819	152

*	William Lyon Homes Class A	5,768	152
*	Houghton Mifflin Harcourt Co.	8,305	151
*	Blue Nile Inc.	4,862	150
	Stein Mart Inc.	10,857	147
*	Nautilus Inc.	13,498	146
	ClubCorp Holdings Inc.	8,190	144
	National Presto Industries Inc.	2,037	143
*	Media General Inc.	8,056	143
*	Central Garden and Pet Co. Class A	17,925	143
	Remy International Inc.	5,961	142
*	Diamond Resorts International Inc.	7,088	136
*	Citi Trends Inc.	6,764	136
	Marcus Corp.	8,060	135
*	McClatchy Co. Class A	26,086	134
	World Wrestling Entertainment Inc. Class A	11,802	133
*	Bravo Brio Restaurant Group Inc.	8,333	132
*	Federal-Mogul Holdings Corp.	7,907	131
*	XO Group Inc.	11,266	128
*	Vince Holding Corp.	4,550	126
	Entravision Communications Corp. Class A	23,251	125
*	Del Frisco's Restaurant Group Inc.	4,611	125
*	America's Car-Mart Inc.	3,392	123
	Carriage Services Inc. Class A	6,685	123
	Destination Maternity Corp.	5,308	123
*	Aeropostale Inc.	31,254	122
	Harte-Hanks Inc.	16,869	120
*	American Woodmark Corp.	4,175	115
	Shoe Carnival Inc.	5,885	110
*	Career Education Corp.	23,451	110
*	Stoneridge Inc.	11,172	107
*,^ Tile Shop Holdings Inc.		7,150	107
*	Christopher & Banks Corp.	15,480	106
*	Kirkland's Inc.	5,897	105
*	Black Diamond Inc.	9,612	104
	Universal Technical Institute Inc.	9,078	103
	Marchex Inc. Class B	9,824	101
*	Sizmek Inc.	10,315	100
*	Carrols Restaurant Group Inc.	14,256	100
*	Destination XL Group Inc.	18,587	98
	Saga Communications Inc. Class A	2,124	98
*,^ TRI Pointe Homes Inc.		6,335	97
*	Entercom Communications Corp. Class A	9,034	94
*	Morgans Hotel Group Co.	11,401	90
*	Central European Media Enterprises Ltd. Class A	30,044	86
	AH Belo Corp. Class A	7,133	84
*	Intrawest Resorts Holdings Inc.	7,279	83
	Big 5 Sporting Goods Corp.	7,140	83
*	Noodles & Co. Class A	2,446	81
	Speedway Motorsports Inc.	4,397	81
*	Sears Hometown and Outlet Stores Inc.	3,653	80
*	Perry Ellis International Inc.	4,655	79
*	Bridgepoint Education Inc.	6,015	78
	CSS Industries Inc.	3,199	77
*	Franklin Covey Co.	3,439	75
*	Overstock.com Inc.	4,732	72
*	Tower International Inc.	2,337	72
	RG Barry Corp.	3,765	71

*	VOXX International Corp. Class A	7,957	69
*	Jamba Inc.	6,309	68
*	Orbitz Worldwide Inc.	9,061	67
	Weyco Group Inc.	2,458	67
*	Fox Factory Holding Corp.	3,920	67
*	ValueVision Media Inc. Class A	14,835	66
*	QuinStreet Inc.	11,896	66
*	Malibu Boats Inc. Class A	3,328	66
*	Systemax Inc.	4,114	66
*	West Marine Inc.	6,411	64
*	Dex Media Inc.	6,476	64
	JAKKS Pacific Inc.	7,261	64
*,^ RadioShack Corp.		42,108	63
	bebe stores inc	15,365	63
*	Cenveo Inc.	20,355	62
	Town Sports International Holdings Inc.	10,199	62
*	Speed Commerce Inc.	17,134	62
	Flexsteel Industries Inc.	1,822	61
	Lifetime Brands Inc.	3,858	61
	Courier Corp.	4,328	59
*	Daily Journal Corp.	343	59
*	Reading International Inc. Class A	6,584	58
*	SFX Entertainment Inc.	7,914	58
	Hooker Furniture Corp.	4,015	57
*	LGI Homes Inc.	3,553	57
	Winmark Corp.	846	56
	Bassett Furniture Industries Inc.	4,099	56
*	Isle of Capri Casinos Inc.	8,000	55
*	1-800-Flowers.com Inc. Class A	9,733	54
*	Potbelly Corp.	3,417	54
*	Monarch Casino & Resort Inc.	3,243	53
*	ZAGG Inc.	11,616	53
*	Martha Stewart Living Omnimedia Inc. Class A	11,257	52
	Bon-Ton Stores Inc.	5,103	52
*	Fuel Systems Solutions Inc.	5,308	52
*	WCI Communities Inc.	2,748	51
*	Skullcandy Inc.	6,819	51
*	Nathan's Famous Inc.	1,026	50
*	Norcraft Cos. Inc.	2,911	48
*	JTH Holding Inc. Class A	1,728	48
	Johnson Outdoors Inc. Class A	1,875	47
*	Crown Media Holdings Inc. Class A	13,084	47
*	New Home Co. Inc.	3,644	45
*,^ hhgregg Inc.		4,853	45
*	Rosetta Stone Inc.	4,394	43
*	New York & Co. Inc.	10,874	43
*	Pacific Sunwear of California Inc.	17,436	42
*	Ignite Restaurant Group Inc.	2,693	41
	Einstein Noah Restaurant Group Inc.	2,506	39
*	Luby's Inc.	7,448	37
*	Hemisphere Media Group Inc.	3,253	37
	Lincoln Educational Services Corp.	9,206	35
	Salem Communications Corp. Class A	3,923	34
*,^ Chegg Inc.		5,933	33
*	Tilly's Inc. Class A	3,743	33
	Marine Products Corp.	4,097	32
	Blyth Inc.	3,463	30

*,^ Wet Seal Inc. Class A		34,910	29
*	Care.com Inc.	2,661	29
*	Corinthian Colleges Inc.	29,942	25
*	ReachLocal Inc.	3,926	24
*	Education Management Corp.	10,100	19
*	Diversified Restaurant Holdings Inc.	4,055	18
	Gordmans Stores Inc.	3,353	14
	Trans World Entertainment Corp.	4,000	14
*	American Apparel Inc.	21,726	14
	Beasley Broadcasting Group Inc. Class A	1,768	12
*,^ Body Central Corp.		6,240	6
*	EveryWare Global Inc.	3,690	4
			89,024
Consumer Staples (3.4%)
*	Rite Aid Corp.	297,926	2,491
*	Hain Celestial Group Inc.	15,554	1,411
*	United Natural Foods Inc.	19,973	1,346
	Casey's General Stores Inc.	15,552	1,108
*	TreeHouse Foods Inc.	14,709	1,102
*	Post Holdings Inc.	17,846	892
	Sanderson Farms Inc.	9,458	875
	B&G Foods Inc.	21,694	743
*	Boston Beer Co. Inc. Class A	3,380	725
	Spectrum Brands Holdings Inc.	8,872	691
	Lancaster Colony Corp.	7,631	681
*	Pilgrim's Pride Corp.	24,720	629
*	SUPERVALU Inc.	82,558	617
*	Susser Holdings Corp.	7,307	579
	Andersons Inc.	11,354	578
	J&J Snack Foods Corp.	6,057	567
	Vector Group Ltd.	25,744	538
	Snyder's-Lance Inc.	19,208	522
	Universal Corp.	9,458	506
	WD-40 Co.	6,249	451
	Fresh Del Monte Produce Inc.	15,362	445
	Cal-Maine Foods Inc.	6,082	424
	Core-Mark Holding Co. Inc.	4,683	387
*	SpartanNash Co.	14,833	360
*	Boulder Brands Inc.	23,997	326
*	Seaboard Corp.	117	315
*	Diamond Foods Inc.	9,258	296
	Tootsie Roll Industries Inc.	8,320	242
	Weis Markets Inc.	4,571	217
*	Chiquita Brands International Inc.	19,195	197
*	Annie's Inc.	5,629	184
*	Medifast Inc.	5,430	171
*	USANA Health Sciences Inc.	2,352	169
*	Pantry Inc.	9,861	167
	Calavo Growers Inc.	4,860	152
	Coca-Cola Bottling Co. Consolidated	1,969	148
*	Omega Protein Corp.	8,695	125
	Ingles Markets Inc. Class A	4,745	124
*	Chefs' Warehouse Inc.	6,574	121
	PetMed Express Inc.	8,544	114
*	Seneca Foods Corp. Class A	3,579	109
*	Alliance One International Inc.	38,519	96
*	Nutraceutical International Corp.	3,761	90

	Limoneira Co.	3,785	89
	John B Sanfilippo & Son Inc.	3,090	79
*	National Beverage Corp.	4,284	79
*	Natural Grocers by Vitamin Cottage Inc.	3,744	78
	Orchids Paper Products Co.	2,254	68
*	PhotoMedex Inc.	5,309	67
*	Inventure Foods Inc.	5,294	65
	Roundy's Inc.	11,951	64
	Nature's Sunshine Products Inc.	4,122	61
	Village Super Market Inc. Class A	2,389	59
*	Lifevantage Corp.	42,981	57
*	Vitacost.com Inc.	8,303	55
	Female Health Co.	8,213	48
*	Farmer Bros Co.	2,235	44
*	Craft Brew Alliance Inc.	3,989	44
*	Star Scientific Inc.	65,314	44
	Alico Inc.	1,089	41
*	Fairway Group Holdings Corp.	6,156	38
*	Synutra International Inc.	6,533	37
*	Lifeway Foods Inc.	1,741	23
			23,171
Energy (5.8%)
	Targa Resources Corp.	13,325	1,532
*	Kodiak Oil & Gas Corp.	108,711	1,384
*	Rosetta Resources Inc.	24,743	1,166
	SemGroup Corp. Class A	17,086	1,161
	CARBO Ceramics Inc.	8,069	1,110
*	Carrizo Oil & Gas Inc.	18,610	1,069
*	Helix Energy Solutions Group Inc.	42,965	1,004
*	Stone Energy Corp.	22,507	999
	Exterran Holdings Inc.	23,494	981
*	PDC Energy Inc.	14,473	929
*	GT Advanced Technologies Inc.	54,338	916
	Western Refining Inc.	22,161	909
*	Hornbeck Offshore Services Inc.	14,670	664
*	SEACOR Holdings Inc.	8,244	660
*	Diamondback Energy Inc.	8,713	658
*	Matador Resources Co.	26,396	657
	Energy XXI Bermuda Ltd.	29,893	641
*	Bonanza Creek Energy Inc.	11,883	637
*	SunPower Corp. Class A	18,116	604
*,^ Halcon Resources Corp.		94,029	587
*	SunCoke Energy Inc.	28,325	569
*	C&J Energy Services Inc.	18,169	556
*	Flotek Industries Inc.	19,236	546
*	Sanchez Energy Corp.	15,637	538
	Comstock Resources Inc.	19,719	536
*	Forum Energy Technologies Inc.	16,187	535
*	Magnum Hunter Resources Corp.	69,796	535
*	Bill Barrett Corp.	19,976	499
*	Key Energy Services Inc.	61,729	497
*	EPL Oil & Gas Inc.	12,372	469
	Delek US Holdings Inc.	15,059	468
*	Cloud Peak Energy Inc.	24,806	458
*	Pioneer Energy Services Corp.	25,707	409
*	Northern Oil and Gas Inc.	25,855	394
*	Newpark Resources Inc.	34,995	394

*	Athlon Energy Inc.	8,494	369
*	TETRA Technologies Inc.	31,596	364
	EXCO Resources Inc.	68,976	363
*,^ Goodrich Petroleum Corp.		12,508	363
*	Rex Energy Corp.	18,243	363
*	Matrix Service Co.	10,693	349
*	Penn Virginia Corp.	22,900	348
*	Basic Energy Services Inc.	12,113	329
*	Parker Drilling Co.	48,774	316
	Arch Coal Inc.	86,659	308
	Green Plains Inc.	10,487	306
*	Clean Energy Fuels Corp.	27,579	306
*	Clayton Williams Energy Inc.	2,440	304
*	North Atlantic Drilling Ltd.	28,951	304
*	Alpha Natural Resources Inc.	89,091	301
*	Hercules Offshore Inc.	64,649	293
*	Approach Resources Inc.	14,153	276
*	Triangle Petroleum Corp.	27,028	272
	Tesco Corp.	12,651	269
*	Geospace Technologies Corp.	5,215	264
*	Contango Oil & Gas Co.	6,125	263
*	RSP Permian Inc.	9,318	252
*	Synergy Resources Corp.	21,034	247
*	Era Group Inc.	8,430	246
*	RigNet Inc.	4,948	235
*	Resolute Energy Corp.	27,836	232
*	ION Geophysical Corp.	55,028	229
*	Solazyme Inc.	21,403	214
*	EnerNOC Inc.	11,018	211
	W&T Offshore Inc.	14,300	210
*	Willbros Group Inc.	16,854	205
*	Swift Energy Co.	18,453	200
*	Capstone Turbine Corp.	128,746	194
*,^ FuelCell Energy Inc.		80,203	188
*	Callon Petroleum Co.	17,013	179
*	Abraxas Petroleum Corp.	35,308	177
*	Gastar Exploration Inc.	22,564	168
*	VAALCO Energy Inc.	24,602	160
	Panhandle Oil and Gas Inc. Class A	2,835	156
*	REX American Resources Corp.	2,224	155
*	Westmoreland Coal Co.	5,067	154
*	BPZ Resources Inc.	49,919	153
*	PetroQuest Energy Inc.	24,700	151
*	Emerald Oil Inc.	22,605	147
*	Natural Gas Services Group Inc.	4,854	146
*	Warren Resources Inc.	31,199	143
	Alon USA Energy Inc.	9,035	135
*	Vantage Drilling Co.	78,854	132
*,^ Quicksilver Resources Inc.		52,693	127
	Walter Energy Inc.	25,400	124
*	Forest Oil Corp.	46,503	114
	Gulf Island Fabrication Inc.	5,671	112
*	Nuverra Environmental Solutions Inc.	5,595	95
*	Arabian American Development Co.	8,765	92
	Dawson Geophysical Co.	3,449	90
*	Renewable Energy Group Inc.	8,936	88
*	Jones Energy Inc.	4,429	78

*	FX Energy Inc.	20,179	75
*	PowerSecure International Inc.	9,159	74
	Evolution Petroleum Corp.	6,406	72
	Equal Energy Ltd.	13,455	71
*	Midstates Petroleum Co. Inc.	12,539	70
*	Mitcham Industries Inc.	4,824	65
*	Miller Energy Resources Inc.	11,528	63
	Bolt Technology Corp.	3,261	59
*,^ Enphase Energy Inc.		6,032	51
	Adams Resources & Energy Inc.	797	50
*	Apco Oil and Gas International Inc.	3,453	48
*	Ameresco Inc. Class A	7,389	48
*	Cal Dive International Inc.	36,989	48
*	Isramco Inc.	345	44
*	Endeavour International Corp.	19,998	40
*,^ Amyris Inc.		9,900	34
	Hallador Energy Co.	3,281	31
*	TGC Industries Inc.	5,645	26
*	ZaZa Energy Corp.	14,008	10
*,^ KiOR Inc.		16,579	7
*	Global Geophysical Services Inc.	127	—
			39,226
Financial Services (24.4%)
	American Realty Capital Properties Inc.	229,600	2,849
	NorthStar Realty Finance Corp.	149,092	2,467
	PacWest Bancorp	38,039	1,538
*	WEX Inc.	15,870	1,528
	Prosperity Bancshares Inc.	25,875	1,504
	Highwoods Properties Inc.	36,775	1,492
	RLJ Lodging Trust	53,198	1,474
	CNO Financial Group Inc.	90,767	1,464
	LaSalle Hotel Properties	42,572	1,404
	Prospect Capital Corp.	127,658	1,269
	FirstMerit Corp.	67,129	1,253
	First American Financial Corp.	43,996	1,233
*	Stifel Financial Corp.	25,749	1,164
	Hancock Holding Co.	34,380	1,161
*	Portfolio Recovery Associates Inc.	20,539	1,146
	Umpqua Holdings Corp.	68,722	1,139
	EPR Properties	21,006	1,133
*,^ Zillow Inc. Class A		9,486	1,120
	Radian Group Inc.	77,578	1,119
*	MGIC Investment Corp.	131,861	1,118
	Webster Financial Corp.	36,683	1,098
	Sunstone Hotel Investors Inc.	74,573	1,096
	Primerica Inc.	23,105	1,041
	CubeSmart	56,822	1,036
	Sovran Self Storage Inc.	13,405	1,030
	DCT Industrial Trust Inc.	128,410	1,017
	Geo Group Inc.	29,149	991
	DiamondRock Hospitality Co.	79,412	986
	Healthcare Realty Trust Inc.	39,035	973
*	Euronet Worldwide Inc.	20,414	962
	Medical Properties Trust Inc.	69,682	942
*	Investors Bancorp Inc.	85,200	920
	BancorpSouth Inc.	38,739	910
	Invesco Mortgage Capital Inc.	50,581	898

* Texas Capital Bancshares Inc.	17,496	896
Pebblebrook Hotel Trust	25,131	893
Fair Isaac Corp.	14,652	863
Ryman Hospitality Properties Inc.	18,120	836
Colony Financial Inc.	37,410	829
Lexington Realty Trust	73,035	829
Cousins Properties Inc.	68,755	825
First Industrial Realty Trust Inc.	43,947	815
MarketAxess Holdings Inc.	15,264	814
* Strategic Hotels & Resorts Inc.	74,471	812
UMB Financial Corp.	14,667	810
Financial Engines Inc.	19,880	809
United Bankshares Inc.	26,674	808
Sun Communities Inc.	16,351	792
Iberiabank Corp.	12,653	790
EastGroup Properties Inc.	12,376	788
FNB Corp.	63,741	780
RLI Corp.	17,437	778
Cathay General Bancorp	32,215	774
Chambers Street Properties	96,718	774
Glacier Bancorp Inc.	29,452	774
Apollo Investment Corp.	91,823	769
First Financial Bankshares Inc.	12,880	766
Wintrust Financial Corp.	17,539	764
Bank of the Ozarks Inc.	12,776	754
Susquehanna Bancshares Inc.	75,994	751
National Health Investors Inc.	11,810	741
Capitol Federal Financial Inc.	60,899	737
New Residential Investment Corp.	114,511	726
Evercore Partners Inc. Class A	13,022	717
Platinum Underwriters Holdings Ltd.	11,112	713
PrivateBancorp Inc.	26,679	713
Washington REIT	27,304	705
Janus Capital Group Inc.	60,315	705
Symetra Financial Corp.	33,592	700
* Western Alliance Bancorp	29,931	685
Alexander & Baldwin Inc.	17,674	670
ARMOUR Residential REIT Inc.	153,847	669
Potlatch Corp.	16,660	669
PS Business Parks Inc.	7,884	664
Kennedy-Wilson Holdings Inc.	26,604	659
Redwood Trust Inc.	33,791	659
DuPont Fabros Technology Inc.	25,710	657
Home Loan Servicing Solutions Ltd.	29,257	652
Glimcher Realty Trust	58,766	648
Altisource Residential Corp.	23,180	647
Trustmark Corp.	27,583	639
* First Cash Financial Services Inc.	12,013	631
EverBank Financial Corp.	32,662	622
American Equity Investment Life Holding Co.	27,588	621
Acadia Realty Trust	22,257	614
CYS Investments Inc.	66,228	612
PennyMac Mortgage Investment Trust	28,971	612
Heartland Payment Systems Inc.	14,655	607
MB Financial Inc.	22,554	605
First Financial Holdings Inc.	9,889	582
Old National Bancorp	42,781	579

Community Bank System Inc.	16,185	575
Chesapeake Lodging Trust	19,690	574
Greenhill & Co. Inc.	11,373	565
Government Properties Income Trust	22,087	564
Sabra Health Care REIT Inc.	19,167	561
* Hilltop Holdings Inc.	26,996	560
Home BancShares Inc.	18,343	560
Equity One Inc.	24,326	559
LTC Properties Inc.	14,040	558
Cash America International Inc.	11,670	554
Empire State Realty Trust Inc.	33,570	550
CVB Financial Corp.	37,186	542
* Enstar Group Ltd.	3,836	541
Argo Group International Holdings Ltd.	11,116	539
AmTrust Financial Services Inc.	12,568	537
Westamerica Bancorporation	10,951	536
Selective Insurance Group Inc.	22,439	533
* Cardtronics Inc.	18,174	527
Hersha Hospitality Trust Class A	83,200	527
Montpelier Re Holdings Ltd.	16,704	525
International Bancshares Corp.	21,696	523
Fifth Street Finance Corp.	55,904	519
* Ambac Financial Group Inc.	18,342	517
* Blackhawk Network Holdings Inc. Class B	20,984	515
Columbia Banking System Inc.	20,748	514
Capstead Mortgage Corp.	38,803	511
* Virtus Investment Partners Inc.	2,769	511
Northwest Bancshares Inc.	38,079	507
FelCor Lodging Trust Inc.	50,672	499
* iStar Financial Inc.	34,276	495
Pennsylvania REIT	27,490	493
Hudson Pacific Properties Inc.	20,797	493
Pinnacle Financial Partners Inc.	14,251	492
Main Street Capital Corp.	15,845	492
National Penn Bancshares Inc.	47,630	490
Parkway Properties Inc.	24,488	489
BBCN Bancorp Inc.	31,974	488
First Midwest Bancorp Inc.	30,417	487
Education Realty Trust Inc.	46,434	486
Horace Mann Educators Corp.	16,302	476
American Assets Trust Inc.	13,669	469
Retail Opportunity Investments Corp.	29,302	463
Franklin Street Properties Corp.	36,912	462
Astoria Financial Corp.	35,901	459
Ramco-Gershenson Properties Trust	27,234	452
American Capital Mortgage Investment Corp.	21,675	443
* Encore Capital Group Inc.	10,148	439
HFF Inc. Class A	13,476	436
* Walter Investment Management Corp.	14,883	430
STAG Industrial Inc.	17,964	430
Union Bankshares Corp.	17,212	430
* WisdomTree Investments Inc.	40,546	421
Provident Financial Services Inc.	24,288	411
Boston Private Financial Holdings Inc.	32,320	409
NBT Bancorp Inc.	17,845	405
Associated Estates Realty Corp.	23,379	404
ViewPoint Financial Group Inc.	16,237	404

Advent Software Inc.	13,277	402
Sterling Bancorp	34,003	385
Solar Capital Ltd.	18,325	382
Investors Real Estate Trust	42,989	382
Nelnet Inc. Class A	9,256	381
First Financial Bancorp	23,402	381
Hercules Technology Growth Capital Inc.	24,875	379
* BofI Holding Inc.	4,919	378
* Credit Acceptance Corp.	2,892	378
Inland Real Estate Corp.	34,545	367
National Bank Holdings Corp. Class A	18,746	367
* Greenlight Capital Re Ltd. Class A	11,489	364
BGC Partners Inc. Class A	51,908	363
Independent Bank Corp.	9,885	358
Chemical Financial Corp.	12,235	352
* KCG Holdings Inc. Class A	29,130	349
Park National Corp.	4,652	347
First Commonwealth Financial Corp.	40,018	344
Renasant Corp.	12,382	343
Kite Realty Group Trust	54,119	336
OFG Bancorp	18,550	335
Summit Hotel Properties Inc.	33,353	335
Banco Latinoamericano de Comercio Exterior SA	11,964	320
Alexander's Inc.	869	319
Apollo Commercial Real Estate Finance Inc.	18,714	313
First Potomac Realty Trust	23,962	313
Cohen & Steers Inc.	7,723	313
WesBanco Inc.	10,563	311
Banner Corp.	7,977	305
Select Income REIT	10,504	302
Infinity Property & Casualty Corp.	4,712	302
PennantPark Investment Corp.	27,098	299
Resource Capital Corp.	51,774	298
S&T Bancorp Inc.	12,181	296
United Financial Bancorp Inc.	21,913	295
* Piper Jaffray Cos.	6,692	295
New York Mortgage Trust Inc.	36,980	294
Ashford Hospitality Trust Inc.	27,487	294
^ Triangle Capital Corp.	11,188	294
* Eagle Bancorp Inc.	9,172	293
* Investment Technology Group Inc.	15,301	293
AMERISAFE Inc.	7,541	290
EVERTEC Inc.	12,062	288
Northfield Bancorp Inc.	21,806	284
Anworth Mortgage Asset Corp.	52,077	281
Stewart Information Services Corp.	8,743	280
Simmons First National Corp. Class A	6,899	280
Oritani Financial Corp.	18,544	279
City Holding Co.	6,442	278
First Merchants Corp.	14,008	278
* eHealth Inc.	7,543	278
Hanmi Financial Corp.	12,939	276
Tompkins Financial Corp.	5,948	275
Wilshire Bancorp Inc.	27,166	274
Safety Insurance Group Inc.	5,290	273
CoreSite Realty Corp.	8,595	272
New Mountain Finance Corp.	19,153	272

* United Community Banks Inc.	17,723	272
* Navigators Group Inc.	4,282	267
Employers Holdings Inc.	12,554	264
BlackRock Kelso Capital Corp.	30,238	262
Excel Trust Inc.	19,773	261
Golub Capital BDC Inc.	15,225	259
Brookline Bancorp Inc.	28,810	258
RAIT Financial Trust	32,641	256
^ TCP Capital Corp.	14,904	256
Flushing Financial Corp.	12,726	253
* Ezcorp Inc. Class A	20,654	252
Terreno Realty Corp.	12,994	252
Maiden Holdings Ltd.	20,452	250
TrustCo Bank Corp. NY	38,872	250
* World Acceptance Corp.	3,160	250
* Global Cash Access Holdings Inc.	27,779	247
* Forestar Group Inc.	14,175	247
Sandy Spring Bancorp Inc.	10,409	247
Lakeland Financial Corp.	6,792	246
* Springleaf Holdings Inc.	10,124	238
* Capital Bank Financial Corp.	9,739	236
Chatham Lodging Trust	10,497	236
Western Asset Mortgage Capital Corp.	16,292	235
United Fire Group Inc.	8,450	235
Campus Crest Communities Inc.	26,428	234
Medley Capital Corp.	18,858	234
Berkshire Hills Bancorp Inc.	10,316	233
Gramercy Property Trust Inc.	39,647	233
Apollo Residential Mortgage Inc.	13,377	224
National Western Life Insurance Co. Class A	916	224
WSFS Financial Corp.	3,296	224
AG Mortgage Investment Trust Inc.	11,779	224
Cardinal Financial Corp.	12,801	222
* PICO Holdings Inc.	9,511	221
Community Trust Bancorp Inc.	6,371	219
State Bank Financial Corp.	13,414	216
Urstadt Biddle Properties Inc. Class A	10,423	216
Universal Health Realty Income Trust	4,972	215
* Bancorp Inc.	13,671	215
Cass Information Systems Inc.	4,251	214
Arlington Asset Investment Corp. Class A	7,751	214
TICC Capital Corp.	21,863	212
* Green Dot Corp. Class A	11,480	211
Monmouth Real Estate Investment Corp. Class A	22,269	211
* Ameris Bancorp	10,027	211
Getty Realty Corp.	10,699	209
Washington Trust Bancorp Inc.	6,106	209
Capital Southwest Corp.	5,714	207
Winthrop Realty Trust	13,630	204
Southside Bancshares Inc.	7,886	204
Dime Community Bancshares Inc.	13,242	200
FXCM Inc. Class A	14,961	200
Dynex Capital Inc.	23,042	199
Cedar Realty Trust Inc.	32,183	198
GAMCO Investors Inc.	2,555	194
1st Source Corp.	6,401	194
THL Credit Inc.	14,246	189

Heritage Financial Corp.	11,775	185
* Beneficial Mutual Bancorp Inc.	13,554	183
Agree Realty Corp.	5,893	182
* Essent Group Ltd.	8,968	179
* Tejon Ranch Co.	5,830	178
* Customers Bancorp Inc.	9,308	177
First Interstate Bancsystem Inc.	6,877	177
CyrusOne Inc.	7,521	172
Westwood Holdings Group Inc.	2,916	171
Rouse Properties Inc.	10,448	171
* Cowen Group Inc. Class A	41,155	170
Physicians Realty Trust	12,228	169
* Safeguard Scientifics Inc.	8,782	168
BancFirst Corp.	2,780	165
Aviv REIT Inc.	5,930	165
QTS Realty Trust Inc. Class A	5,575	162
TowneBank	10,323	161
First Busey Corp.	28,428	158
* Stock Yards Bancorp Inc.	5,475	156
* Harbinger Group Inc.	13,129	155
CoBiz Financial Inc.	14,869	154
* Third Point Reinsurance Ltd.	10,083	154
Lakeland Bancorp Inc.	14,719	153
Trico Bancshares	6,671	153
FBL Financial Group Inc. Class A	3,483	152
HCI Group Inc.	3,925	152
First Bancorp	8,333	151
Bryn Mawr Bank Corp.	5,301	151
* First BanCorp	30,892	150
AmREIT Inc.	8,455	150
Saul Centers Inc.	3,084	149
Univest Corp. of Pennsylvania	7,071	147
* DFC Global Corp.	15,691	147
Diamond Hill Investment Group Inc.	1,202	147
OneBeacon Insurance Group Ltd. Class A	9,569	146
Mercantile Bank Corp.	6,783	145
Central Pacific Financial Corp.	7,624	145
Meadowbrook Insurance Group Inc.	21,180	144
Southwest Bancorp Inc.	8,379	144
German American Bancorp Inc.	5,347	144
* Taylor Capital Group Inc.	6,779	144
MainSource Financial Group Inc.	8,619	144
* Flagstar Bancorp Inc.	8,357	142
First Financial Corp.	4,403	142
Heartland Financial USA Inc.	5,811	141
State Auto Financial Corp.	6,443	139
* NewStar Financial Inc.	10,299	139
Centerstate Banks Inc.	12,792	136
Financial Institutions Inc.	5,863	135
Enterprise Financial Services Corp.	7,732	135
* Ladenburg Thalmann Financial Services Inc.	43,697	132
BNC Bancorp	7,799	132
RE/MAX Holdings Inc.	4,592	132
* Metro Bancorp Inc.	6,011	131
First of Long Island Corp.	3,355	129
Great Southern Bancorp Inc.	4,382	128
Whitestone REIT	8,988	128

Universal Insurance Holdings Inc.	10,199	127
Federal Agricultural Mortgage Corp.	4,041	125
Park Sterling Corp.	19,300	125
Hudson Valley Holding Corp.	6,957	124
* Citizens Inc. Class A	18,272	122
Camden National Corp.	3,307	122
Ashford Hospitality Prime Inc.	7,376	120
Bank Mutual Corp.	19,737	120
First Defiance Financial Corp.	4,235	120
Arrow Financial Corp.	4,596	119
Bridge Bancorp Inc.	4,818	119
* HomeTrust Bancshares Inc.	7,778	118
* Yadkin Financial Corp.	6,217	117
* Phoenix Cos. Inc.	2,431	117
Peoples Bancorp Inc.	4,675	115
MVC Capital Inc.	8,993	115
First Connecticut Bancorp Inc.	7,371	115
* Ladder Capital Corp. Class A	6,174	115
* Suffolk Bancorp	5,063	114
Medallion Financial Corp.	8,422	114
* Preferred Bank	5,034	113
* INTL. FCStone Inc.	6,151	113
Gladstone Commercial Corp.	6,271	113
Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,869	111
* MoneyGram International Inc.	8,382	110
One Liberty Properties Inc.	5,125	110
Crawford & Co. Class B	11,235	110
* American Residential Properties Inc.	6,001	110
Charter Financial Corp.	10,010	109
Pacific Continental Corp.	7,824	108
Banc of California Inc.	9,890	108
^ Fidus Investment Corp.	5,865	108
Silver Bay Realty Trust Corp.	6,710	107
CNB Financial Corp.	6,281	105
OmniAmerican Bancorp Inc.	4,332	104
Ares Commercial Real Estate Corp.	8,294	104
Bank of Marin Bancorp	2,398	104
MCG Capital Corp.	29,967	102
Consolidated-Tomoka Land Co.	2,209	102
HomeStreet Inc.	5,698	102
GFI Group Inc.	30,043	102
Citizens & Northern Corp.	5,428	101
Fidelity & Guaranty Life	4,634	99
Oppenheimer Holdings Inc. Class A	4,291	99
* Talmer Bancorp Inc. Class A	7,246	98
OceanFirst Financial Corp.	6,007	98
First Community Bancshares Inc.	6,690	98
Peapack Gladstone Financial Corp.	4,893	97
* Meridian Interstate Bancorp Inc.	3,666	95
* Walker & Dunlop Inc.	6,384	94
1st United Bancorp Inc.	11,289	94
Rexford Industrial Realty Inc.	6,728	94
* Pacific Premier Bancorp Inc.	6,444	91
Baldwin & Lyons Inc.	3,489	89
Manning & Napier Inc.	5,129	88
Meta Financial Group Inc.	2,338	88
Calamos Asset Management Inc. Class A	7,020	87

Penns Woods Bancorp Inc.	1,892	87
* Global Indemnity plc	3,291	87
* FBR & Co.	3,307	86
Republic Bancorp Inc. Class A	3,663	85
KCAP Financial Inc.	10,680	85
West Bancorporation Inc.	5,866	85
National Bankshares Inc.	2,650	83
Territorial Bancorp Inc.	4,014	83
Center Bancorp Inc.	4,449	83
* Bridge Capital Holdings	3,635	82
* Franklin Financial Corp.	4,064	81
Bank of Kentucky Financial Corp.	2,316	81
Firsthand Technology Value Fund Inc.	3,876	81
Ames National Corp.	3,517	80
^ PennantPark Floating Rate Capital Ltd.	5,698	80
BankFinancial Corp.	7,959	80
Horizon Bancorp	3,740	79
* SWS Group Inc.	10,943	79
Gladstone Capital Corp.	7,897	79
Guaranty Bancorp	5,612	77
Gladstone Investment Corp.	10,003	77
Seacoast Banking Corp. of Florida	7,232	77
* Kearny Financial Corp.	5,419	77
* PennyMac Financial Services Inc. Class A	4,829	77
* GSV Capital Corp.	8,224	76
Independent Bank Group Inc.	1,630	76
* United Community Financial Corp.	19,372	76
Fidelity Southern Corp.	5,680	76
Fox Chase Bancorp Inc.	4,602	74
^ Solar Senior Capital Ltd.	4,347	73
Sierra Bancorp	4,601	73
UMH Properties Inc.	7,272	72
* Xoom Corp.	3,249	72
* NewBridge Bancorp	9,538	72
National Interstate Corp.	2,510	71
Armada Hoffler Properties Inc.	7,179	69
First Financial Northwest Inc.	6,211	69
^ JAVELIN Mortgage Investment Corp.	5,094	68
American National Bankshares Inc.	2,970	66
Kansas City Life Insurance Co.	1,517	66
* CU Bancorp	3,550	65
CatchMark Timber Trust Inc. Class A	4,904	65
Merchants Bancshares Inc.	2,114	64
^ Stellus Capital Investment Corp.	4,551	64
Heritage Commerce Corp.	7,871	63
* First Security Group Inc.	30,059	62
* Tree.com Inc.	2,436	62
ESB Financial Corp.	4,847	61
Capital City Bank Group Inc.	4,714	61
Northrim BanCorp Inc.	2,458	61
MidWestOne Financial Group Inc.	2,562	60
* AV Homes Inc.	3,565	59
* Consumer Portfolio Services Inc.	8,040	59
MidSouth Bancorp Inc.	3,110	59
First Bancorp Inc.	3,607	58
* Sun Bancorp Inc.	15,282	58
Bar Harbor Bankshares	2,230	57

Nicholas Financial Inc.	3,883	57
* Heritage Oaks Bancorp	7,597	56
* Marcus & Millichap Inc.	2,730	56
* BBX Capital Corp.	2,724	54
* Farmers Capital Bank Corp.	2,823	54
Enterprise Bancorp Inc.	2,733	53
* First NBC Bank Holding Co.	1,573	53
EMC Insurance Group Inc.	1,700	53
* Hallmark Financial Services Inc.	5,322	52
Westfield Financial Inc.	7,198	52
* Home Bancorp Inc.	2,449	51
* Cascade Bancorp	11,617	50
* Higher One Holdings Inc.	13,383	50
NGP Capital Resources Co.	7,837	50
Provident Financial Holdings Inc.	3,468	50
Intervest Bancshares Corp. Class A	6,759	50
* Stonegate Mortgage Corp.	3,231	49
Tower Group International Ltd.	22,757	49
* JGWPT Holdings Inc. Class A	4,564	49
LCNB Corp.	3,116	48
* Planet Payment Inc.	16,059	45
Macatawa Bank Corp.	8,968	45
Blue Capital Reinsurance Holdings Ltd.	2,473	44
Pzena Investment Management Inc. Class A	4,290	44
C&F Financial Corp.	1,232	43
Century Bancorp Inc. Class A	1,285	43
* Imperial Holdings Inc.	6,519	42
Independence Holding Co.	2,979	42
Ellington Residential Mortgage REIT	2,439	42
^ Horizon Technology Finance Corp.	3,110	42
Access National Corp.	2,762	41
* UCP Inc.	3,079	41
Donegal Group Inc. Class A	2,774	40
Resource America Inc. Class A	4,591	39
Chemung Financial Corp.	1,360	39
JMP Group Inc.	5,980	39
* CommunityOne Bancorp	3,971	38
Silvercrest Asset Management Group Inc. Class A	2,195	38
Clifton Bancorp Inc.	3,176	38
Middleburg Financial Corp.	2,014	37
NASB Financial Inc.	1,580	37
ESSA Bancorp Inc.	3,396	36
WhiteHorse Finance Inc.	2,554	35
Hingham Institution for Savings	481	35
ZAIS Financial Corp.	2,154	35
Investors Title Co.	497	34
^ Garrison Capital Inc.	2,267	33
Waterstone Financial Inc.	3,054	33
Gain Capital Holdings Inc.	4,156	33
* Tristate Capital Holdings Inc.	2,478	33
* ConnectOne Bancorp Inc.	668	32
* Regional Management Corp.	2,029	29
Capitala Finance Corp.	1,582	29
Griffin Land & Nurseries Inc.	994	28
* VantageSouth Bancshares Inc.	4,551	28
* Palmetto Bancshares Inc.	1,686	23
CIFC Corp.	2,601	23

*	Hampton Roads Bankshares Inc.	12,737	21
	RCS Capital Corp.	783	20
*	Fortegra Financial Corp.	2,429	17
*	Health Insurance Innovations Inc. Class A	1,701	17
	Intersections Inc.	3,574	16
	First Marblehead Corp.	3,450	15
	California First National Bancorp	932	14
	Doral Financial Corp.	2,467	10
*	First Federal Bancshares of Arkansas Inc.	1,095	9
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	782	2
*	Blackhawk Network Holdings Inc.	19	—
			164,969
Health Care (12.9%)
	Questcor Pharmaceuticals Inc.	21,101	1,902
*	athenahealth Inc.	14,881	1,889
*	Centene Corp.	22,132	1,649
*	Align Technology Inc.	29,905	1,633
*	InterMune Inc.	39,790	1,576
*	Team Health Holdings Inc.	27,935	1,418
*	Alnylam Pharmaceuticals Inc.	23,719	1,406
*	WellCare Health Plans Inc.	17,603	1,363
*	Isis Pharmaceuticals Inc.	45,815	1,339
*	NPS Pharmaceuticals Inc.	41,058	1,278
	STERIS Corp.	23,875	1,278
	HealthSouth Corp.	35,327	1,241
*	Cepheid	27,454	1,237
	West Pharmaceutical Services Inc.	28,067	1,181
*	PAREXEL International Corp.	23,300	1,175
*	DexCom Inc.	28,957	978
*	Pacira Pharmaceuticals Inc.	12,111	940
	Owens & Minor Inc.	25,740	893
*	Medidata Solutions Inc.	21,768	842
*	Insulet Corp.	21,730	796
*	Impax Laboratories Inc.	28,178	782
*	Thoratec Corp.	23,316	772
*	Air Methods Corp.	15,910	767
*	MWI Veterinary Supply Inc.	5,212	727
*	Intercept Pharmaceuticals Inc.	3,071	727
*	Puma Biotechnology Inc.	9,422	720
*	Prestige Brands Holdings Inc.	21,038	719
*	Medicines Co.	25,780	719
*	Haemonetics Corp.	20,828	709
*	Cyberonics Inc.	11,347	690
*	Synageva BioPharma Corp.	8,358	678
*	Magellan Health Services Inc.	11,134	678
*	HMS Holdings Corp.	35,778	673
*,^ OPKO Health Inc.		77,291	666
*	Akorn Inc.	23,721	663
*	ACADIA Pharmaceuticals Inc.	31,277	646
^	Chemed Corp.	7,174	632
*	NuVasive Inc.	18,948	632
*	Ironwood Pharmaceuticals Inc. Class A	43,632	625
*	Acadia Healthcare Co. Inc.	14,339	611
	PDL BioPharma Inc.	64,948	609
*	Nektar Therapeutics	51,149	600
*	HeartWare International Inc.	6,603	595
*	Amsurg Corp. Class A	13,000	589

*	MedAssets Inc.	24,839	582
*,^ Sarepta Therapeutics Inc.		16,526	557
*	Arena Pharmaceuticals Inc.	89,985	553
*	Neogen Corp.	14,479	547
	Kindred Healthcare Inc.	21,950	545
*,^ MannKind Corp.		60,965	543
*	Globus Medical Inc.	22,247	538
*	Acorda Therapeutics Inc.	16,355	538
*	Celldex Therapeutics Inc.	36,464	533
*	Emeritus Corp.	16,291	510
	CONMED Corp.	11,218	504
*	Wright Medical Group Inc.	16,525	502
*	Molina Healthcare Inc.	11,523	497
*	WebMD Health Corp.	11,564	495
*	Masimo Corp.	19,697	485
*	Keryx Biopharmaceuticals Inc.	36,684	484
*	Ligand Pharmaceuticals Inc.	7,208	481
	Cantel Medical Corp.	13,271	461
*,^ Exact Sciences Corp.		33,753	455
*	Greatbatch Inc.	9,697	453
*	Dyax Corp.	54,496	450
*	Auxilium Pharmaceuticals Inc.	19,944	446
*	Hanger Inc.	14,006	425
*	Neurocrine Biosciences Inc.	30,521	424
*	Integra LifeSciences Holdings Corp.	9,376	421
*	ImmunoGen Inc.	34,096	403
*	Omnicell Inc.	14,730	391
*	Aegerion Pharmaceuticals Inc.	11,789	387
*	ExamWorks Group Inc.	13,013	385
*	Clovis Oncology Inc.	7,297	374
	Abaxis Inc.	9,020	373
	Ensign Group Inc.	7,921	371
*	Novavax Inc.	76,974	363
*	Volcano Corp.	20,816	361
*	ABIOMED Inc.	15,642	357
*	Sangamo BioSciences Inc.	27,010	355
*	Spectranetics Corp.	16,446	353
*	Horizon Pharma Inc.	24,490	347
	Meridian Bioscience Inc.	16,879	344
*	AVANIR Pharmaceuticals Inc.	64,921	343
	Analogic Corp.	4,943	338
*	NxStage Medical Inc.	24,360	334
*	Endologix Inc.	25,598	334
*	PharMerica Corp.	12,275	333
*	Natus Medical Inc.	13,057	322
*	ICU Medical Inc.	5,302	318
*	Halozyme Therapeutics Inc.	39,656	313
*	Merrimack Pharmaceuticals Inc.	40,247	313
*	Lannett Co. Inc.	7,461	312
*	Cardiovascular Systems Inc.	10,869	305
*	Furiex Pharmaceuticals Inc.	2,893	299
*	IPC The Hospitalist Co. Inc.	6,787	296
*	Orexigen Therapeutics Inc.	45,177	292
	Computer Programs & Systems Inc.	4,564	290
*	Fluidigm Corp.	10,407	289
*,^ Idenix Pharmaceuticals Inc.		44,925	282
*	Capital Senior Living Corp.	11,825	281

*	Depomed Inc.	23,412	279
	Select Medical Holdings Corp.	18,394	279
*	Accuray Inc.	30,674	271
*	Cambrex Corp.	12,530	269
*	Bio-Reference Labs Inc.	9,996	267
*	Exelixis Inc.	79,918	265
*	Quidel Corp.	11,445	260
*	Luminex Corp.	15,205	258
	Quality Systems Inc.	16,175	252
*	Merit Medical Systems Inc.	17,672	248
*	Affymetrix Inc.	29,883	247
*	Emergent Biosolutions Inc.	11,371	247
*	Orthofix International NV	7,651	242
*	Healthways Inc.	14,035	242
	National Healthcare Corp.	4,457	241
*	Repligen Corp.	12,501	241
*	Momenta Pharmaceuticals Inc.	19,334	240
*	Staar Surgical Co.	15,463	239
*	Tornier NV	10,979	236
*	Anika Therapeutics Inc.	4,991	234
*	Corvel Corp.	4,796	226
	Invacare Corp.	13,317	220
*	Array BioPharma Inc.	50,715	213
*	AMN Healthcare Services Inc.	18,940	212
*	MiMedx Group Inc.	38,055	208
*	Spectrum Pharmaceuticals Inc.	26,479	206
*	Chelsea Therapeutics International Ltd.	31,028	203
*	VIVUS Inc.	40,691	201
*	Raptor Pharmaceutical Corp.	24,474	200
*	Infinity Pharmaceuticals Inc.	19,742	199
	Atrion Corp.	616	194
*	Amedisys Inc.	13,244	193
	Landauer Inc.	4,050	192
*	Insmed Inc.	14,392	189
*	BioScrip Inc.	23,815	187
*	Providence Service Corp.	4,529	182
*,^ Rockwell Medical Inc.		16,140	182
*	Genomic Health Inc.	6,984	182
*	Cynosure Inc. Class A	8,000	174
*	Sagent Pharmaceuticals Inc.	7,479	168
*	Gentiva Health Services Inc.	12,283	167
*	AMAG Pharmaceuticals Inc.	9,129	167
*	Triple-S Management Corp. Class B	9,292	164
*	Ophthotech Corp.	3,950	161
*,^ Omeros Corp.		13,716	160
*	AtriCure Inc.	9,670	160
	US Physical Therapy Inc.	4,736	159
*	KYTHERA Biopharmaceuticals Inc.	4,700	157
*	TESARO Inc.	5,904	157
*	Albany Molecular Research Inc.	9,821	155
*	GenMark Diagnostics Inc.	14,064	155
*	Repros Therapeutics Inc.	9,448	154
*	NewLink Genetics Corp.	7,473	153
*	Cell Therapeutics Inc.	51,384	151
*	Dynavax Technologies Corp.	103,912	150
*	Sequenom Inc.	48,657	149
*	OraSure Technologies Inc.	23,496	148

*	AngioDynamics Inc.	10,310	148
*	Synergy Pharmaceuticals Inc.	33,976	147
*	TherapeuticsMD Inc.	35,894	146
*	Vanda Pharmaceuticals Inc.	13,983	144
*	Anacor Pharmaceuticals Inc.	10,628	143
*	Vascular Solutions Inc.	7,003	143
*	BioDelivery Sciences International Inc.	14,913	143
*,^ Dendreon Corp.		65,660	142
*	Antares Pharma Inc.	47,571	140
*	Symmetry Medical Inc.	15,704	138
*	XOMA Corp.	32,227	133
*	Zeltiq Aesthetics Inc.	7,473	131
	Universal American Corp.	16,558	130
*	Geron Corp.	61,995	129
*	Surgical Care Affiliates Inc.	4,446	128
*	Peregrine Pharmaceuticals Inc.	69,192	128
*	Chindex International Inc.	5,347	127
*	SurModics Inc.	5,770	124
*	Lexicon Pharmaceuticals Inc.	93,248	123
*	Rigel Pharmaceuticals Inc.	37,278	123
*,^ Unilife Corp.		42,186	121
*	Ampio Pharmaceuticals Inc.	15,675	119
*	Prothena Corp. plc	5,681	118
*	Sciclone Pharmaceuticals Inc.	23,224	117
*	Cerus Corp.	27,348	115
*	ZIOPHARM Oncology Inc.	31,825	115
*	Retrophin Inc.	7,694	112
*	Progenics Pharmaceuticals Inc.	27,395	111
*	Immunomedics Inc.	33,284	111
*,^ Galena Biopharma Inc.		47,746	110
*	PTC Therapeutics Inc.	4,539	108
*	Accelerate Diagnostics Inc.	4,502	107
*	Hyperion Therapeutics Inc.	3,661	107
*	LHC Group Inc.	5,193	106
*	Pacific Biosciences of California Inc.	21,004	104
	CryoLife Inc.	11,730	104
*	Achillion Pharmaceuticals Inc.	37,664	102
*	Ultragenyx Pharmaceutical Inc.	2,683	101
*	Osiris Therapeutics Inc.	6,502	100
*	Agios Pharmaceuticals Inc.	2,768	97
*	Portola Pharmaceuticals Inc.	4,361	97
*	Intrexon Corp.	4,571	96
*	RTI Surgical Inc.	21,256	92
*	Endocyte Inc.	14,272	90
*	Zogenix Inc.	38,955	90
*	XenoPort Inc.	21,898	89
*	Revance Therapeutics Inc.	2,796	88
	Pozen Inc.	10,193	88
*	Receptos Inc.	2,917	87
*	Five Star Quality Care Inc.	16,369	86
*	Acceleron Pharma Inc.	2,850	85
*	Chimerix Inc.	4,579	84
*	AcelRx Pharmaceuticals Inc.	9,042	83
*,^ Insys Therapeutics Inc.		3,198	83
*	Exactech Inc.	3,531	82
*	Karyopharm Therapeutics Inc.	3,092	81
*	Synta Pharmaceuticals Corp.	19,777	81

*	Threshold Pharmaceuticals Inc.	20,626	80
*	Derma Sciences Inc.	7,682	78
*	Sunesis Pharmaceuticals Inc.	15,260	78
*	Durata Therapeutics Inc.	4,901	78
*,^ Navidea Biopharmaceuticals Inc.		46,913	75
*	Cempra Inc.	7,753	73
*	Kindred Biosciences Inc.	4,268	72
*	Auspex Pharmaceuticals Inc.	3,261	69
	Utah Medical Products Inc.	1,248	68
*	Cross Country Healthcare Inc.	11,695	67
*	Supernus Pharmaceuticals Inc.	7,539	67
*	Relypsa Inc.	2,814	66
*	Curis Inc.	36,869	66
*	Foundation Medicine Inc.	2,720	65
*	Epizyme Inc.	2,689	64
*	Almost Family Inc.	3,124	64
*	Stemline Therapeutics Inc.	4,204	64
*	Bluebird Bio Inc.	2,716	63
*	Verastem Inc.	6,708	62
*	Cytokinetics Inc.	12,277	61
*	Tetraphase Pharmaceuticals Inc.	5,625	59
*	Tandem Diabetes Care Inc.	3,641	59
*,^ Cytori Therapeutics Inc.		23,865	58
*	TearLab Corp.	11,385	57
*	Alliance HealthCare Services Inc.	1,888	56
*	Cutera Inc.	5,543	55
*	Merge Healthcare Inc.	24,668	55
*	LDR Holding Corp.	2,273	54
*	Alimera Sciences Inc.	8,801	53
*	Xencor Inc.	5,930	52
*	Enanta Pharmaceuticals Inc.	1,371	52
*	MacroGenics Inc.	2,701	50
*	National Research Corp. Class A	3,322	50
*	ChemoCentryx Inc.	9,288	50
*	Skilled Healthcare Group Inc.	7,490	49
*	Aerie Pharmaceuticals Inc.	3,057	48
*	Pernix Therapeutics Holdings Inc.	6,613	47
*	Addus HomeCare Corp.	2,063	47
*	Aratana Therapeutics Inc.	3,267	46
*	Corcept Therapeutics Inc.	19,945	45
*	Five Prime Therapeutics Inc.	3,297	43
*	Oxford Immunotec Global plc	2,438	42
*	NeoGenomics Inc.	12,425	42
*	OncoMed Pharmaceuticals Inc.	1,842	42
*	BioTime Inc.	13,948	40
*	Harvard Bioscience Inc.	9,621	40
*	Targacept Inc.	10,544	40
*	TG Therapeutics Inc.	5,984	39
*	Medical Action Industries Inc.	5,494	38
*	SIGA Technologies Inc.	14,129	38
*	Sucampo Pharmaceuticals Inc. Class A	5,175	38
*	Alphatec Holdings Inc.	23,420	35
*	OvaScience Inc.	4,836	35
*	Inogen Inc.	2,055	34
*	Vical Inc.	28,693	34
*	MEI Pharma Inc.	5,481	34
*	Arqule Inc.	22,413	32

* Veracyte Inc.	1,996	30
* Cara Therapeutics Inc.	2,182	30
* Genocea Biosciences Inc.	1,574	30
* Nanosphere Inc.	21,692	29
* Esperion Therapeutics Inc.	1,819	28
* Amicus Therapeutics Inc.	11,483	27
* Fibrocell Science Inc.	8,948	27
* Regulus Therapeutics Inc.	3,954	27
* Concert Pharmaceuticals Inc.	2,694	24
* GlycoMimetics Inc.	3,261	23
* Flexion Therapeutics Inc.	1,830	23
* Dicerna Pharmaceuticals Inc.	1,423	23
* Celladon Corp.	2,562	23
* Biolase Inc.	12,224	23
* AVEO Pharmaceuticals Inc.	19,604	22
* OncoGenex Pharmaceutical Inc.	5,543	21
* Eleven Biotherapeutics Inc.	1,842	20
* Harvard Apparatus Regenerative Technology Inc.	2,410	19
* Egalet Corp.	1,365	18
* BIND Therapeutics Inc.	2,095	18
* Coronado Biosciences Inc.	9,765	18
* Cellular Dynamics International Inc.	1,528	17
* GTx Inc.	9,912	16
* Eagle Pharmaceuticals Inc.	1,358	16
* National Research Corp. Class B	386	16
* Conatus Pharmaceuticals Inc.	2,382	15
* Argos Therapeutics Inc.	1,696	14
* Trevena Inc.	2,988	13
Enzon Pharmaceuticals Inc.	13,866	12
* Onconova Therapeutics Inc.	2,362	11
* TetraLogic Pharmaceuticals Corp.	1,454	7
* KaloBios Pharmaceuticals Inc.	3,378	6
* USMD Holdings Inc.	409	5
		87,181
Materials & Processing (6.9%)
Acuity Brands Inc.	17,351	2,178
PolyOne Corp.	38,276	1,536
Axiall Corp.	28,271	1,306
Belden Inc.	17,865	1,286
CLARCOR Inc.	20,206	1,183
Sensient Technologies Corp.	20,283	1,112
Watsco Inc.	10,533	1,060
* Chemtura Corp.	39,887	996
HB Fuller Co.	20,450	978
* KapStone Paper and Packaging Corp.	33,232	965
* USG Corp.	31,145	934
Olin Corp.	32,725	892
Minerals Technologies Inc.	14,297	886
* Graphic Packaging Holding Co.	80,624	886
Worthington Industries Inc.	21,571	869
* Polypore International Inc.	19,083	848
Commercial Metals Co.	47,637	846
* Stillwater Mining Co.	47,800	804
* Louisiana-Pacific Corp.	56,480	802
* Texas Industries Inc.	8,958	769
* Beacon Roofing Supply Inc.	19,909	687
Mueller Industries Inc.	23,106	666

Balchem Corp.	12,069	665
RBC Bearings Inc.	9,327	559
Simpson Manufacturing Co. Inc.	16,460	547
Schweitzer-Mauduit International Inc.	12,892	537
Mueller Water Products Inc. Class A	63,672	537
* Berry Plastics Group Inc.	22,527	532
* Clearwater Paper Corp.	8,566	532
Kaiser Aluminum Corp.	7,699	527
Globe Specialty Metals Inc.	26,127	522
* Calgon Carbon Corp.	21,810	468
Innophos Holdings Inc.	8,898	467
PH Glatfelter Co.	17,362	457
US Silica Holdings Inc.	8,816	446
Interface Inc. Class A	24,078	439
* Cabot Microelectronics Corp.	10,118	435
* Trex Co. Inc.	13,913	430
* Resolute Forest Products Inc.	28,227	423
A Schulman Inc.	11,955	421
Stepan Co.	7,652	410
Innospec Inc.	9,539	402
OM Group Inc.	12,964	399
Quaker Chemical Corp.	5,310	393
Universal Forest Products Inc.	8,091	393
* Headwaters Inc.	30,093	389
* Ferro Corp.	29,688	380
Hecla Mining Co.	134,964	374
* Intrepid Potash Inc.	22,431	364
AAON Inc.	11,462	358
Apogee Enterprises Inc.	11,674	351
* Horsehead Holding Corp.	20,798	345
* RTI International Metals Inc.	12,777	343
* AK Steel Holding Corp.	55,305	338
* Kraton Performance Polymers Inc.	13,369	332
Neenah Paper Inc.	6,577	321
* Rexnord Corp.	12,435	318
* Nortek Inc.	3,712	312
Koppers Holdings Inc.	8,404	305
* LSB Industries Inc.	7,824	299
* Century Aluminum Co.	21,441	293
Materion Corp.	8,497	290
* Coeur Mining Inc.	41,399	283
Deltic Timber Corp.	4,565	280
Quanex Building Products Corp.	15,272	272
Haynes International Inc.	5,079	270
Schnitzer Steel Industries Inc.	10,545	263
Comfort Systems USA Inc.	15,314	253
Myers Industries Inc.	11,636	247
LB Foster Co. Class A	4,325	221
Wausau Paper Corp.	20,287	216
Tredegar Corp.	10,107	215
* Rentech Inc.	88,622	206
* Gibraltar Industries Inc.	12,859	204
Aceto Corp.	11,566	202
Griffon Corp.	16,286	190
* OMNOVA Solutions Inc.	19,926	188
American Vanguard Corp.	11,687	178
NN Inc.	7,206	177

	Zep Inc.	9,610	168
*,^ Molycorp Inc.		59,820	166
	Insteel Industries Inc.	7,495	147
*	NCI Building Systems Inc.	8,760	147
	FutureFuel Corp.	8,530	147
*	Northwest Pipe Co.	3,994	144
*	Taminco Corp.	6,712	143
*	Unifi Inc.	5,859	136
*	US Concrete Inc.	5,553	136
*	Builders FirstSource Inc.	18,829	135
	Hawkins Inc.	3,696	133
	Dynamic Materials Corp.	5,909	129
*	Boise Cascade Co.	4,832	126
*	Landec Corp.	10,174	122
*,^ Allied Nevada Gold Corp.		43,119	119
*	PGT Inc.	13,014	112
*	Patrick Industries Inc.	2,875	109
*	Continental Building Products Inc.	5,480	85
	Olympic Steel Inc.	3,447	82
*	Universal Stainless & Alloy Products Inc.	2,626	79
	Chase Corp.	2,435	74
*	Ply Gem Holdings Inc.	5,966	70
	Ampco-Pittsburgh Corp.	3,193	69
*	Ur-Energy Inc.	54,500	68
	LSI Industries Inc.	8,136	65
	Gold Resource Corp.	14,258	62
*	Stock Building Supply Holdings Inc.	3,200	61
	Oil-Dri Corp. of America	1,824	59
*	AEP Industries Inc.	1,839	59
	Culp Inc.	3,081	57
*,^ Uranium Energy Corp.		32,303	57
*	UFP Technologies Inc.	2,104	51
	KMG Chemicals Inc.	3,092	50
	Global Brass & Copper Holdings Inc.	3,040	49
*	Paramount Gold and Silver Corp.	52,086	48
	United States Lime & Minerals Inc.	736	47
*	Installed Building Products Inc.	3,471	47
*	Handy & Harman Ltd.	2,059	45
*	Penford Corp.	3,631	43
*	Shiloh Industries Inc.	2,357	43
	Noranda Aluminum Holding Corp.	12,736	40
*	Midway Gold Corp.	42,395	35
*	Marrone Bio Innovations Inc.	2,170	24
	NL Industries Inc.	2,550	22
*	General Moly Inc.	21,687	22
	Omega Flex Inc.	1,102	22
*	BlueLinx Holdings Inc.	13,120	17
	Compx International Inc.	438	5
			46,883
Other (0.1%) [2]
*	La Quinta Holdings Inc.	5,100	92
*	Parsley Energy Inc. Class A	3,021	72
*	Leap Wireless International Inc. CVR	22,395	56
	CBS Outdoor Americas Inc.	993	32
*	Achaogen Inc.	1,400	20
*	Aerohive Networks Inc.	1,760	18
*	A10 Networks Inc.	1,413	16

* Square 1 Financial Inc. Class A	714	14
* Everyday Health Inc.	714	13
* Zoe's Kitchen Inc.	429	13
* TriNet Group Inc.	414	10
* Akebia Therapeutics Inc.	420	10
* 2U Inc.	704	10
* Coupons.com Inc.	342	9
* Castlight Health Inc. Class B	566	9
* IMS Health Holdings Inc.	349	8
* Amber Road Inc.	560	8
* Q2 Holdings Inc.	569	7
* Versartis Inc.	217	7
* GrubHub Inc.	175	6
* Paylocity Holding Corp.	280	5
* OPOWER Inc.	206	3
* Borderfree Inc.	140	2
* Cubist Pharmaceuticals, Inc. CVR	13,664	2
* Omthera Pharmaceuticals Inc. CVR	2,012	1
		443
Producer Durables (14.0%)
* CoStar Group Inc.	11,558	1,833
* Middleby Corp.	7,666	1,831
* Spirit Airlines Inc.	24,422	1,443
* Teledyne Technologies Inc.	15,135	1,434
* Esterline Technologies Corp.	12,669	1,412
HEICO Corp.	27,106	1,412
EnerSys Inc.	19,490	1,346
* Moog Inc. Class A	18,417	1,327
* Darling Ingredients Inc.	64,346	1,286
Curtiss-Wright Corp.	19,181	1,278
Woodward Inc.	27,963	1,250
MAXIMUS Inc.	27,975	1,250
EMCOR Group Inc.	27,501	1,224
Deluxe Corp.	20,721	1,162
Bristow Group Inc.	14,696	1,117
Actuant Corp. Class A	29,672	1,054
Generac Holdings Inc.	21,131	1,029
* JetBlue Airways Corp.	99,605	962
Convergys Corp.	42,799	934
Corporate Executive Board Co.	13,634	929
* Chart Industries Inc.	12,295	884
* MasTec Inc.	24,146	869
* Swift Transportation Co.	34,339	850
Healthcare Services Group Inc.	28,031	834
Barnes Group Inc.	21,958	821
Applied Industrial Technologies Inc.	17,139	816
Littelfuse Inc.	9,042	793
* Electronics For Imaging Inc.	19,066	776
Herman Miller Inc.	24,124	754
Franklin Electric Co. Inc.	19,364	742
Tetra Tech Inc.	26,652	709
* Hub Group Inc. Class A	14,912	701
HNI Corp.	18,713	700
* Advisory Board Co.	14,432	698
Scorpio Tankers Inc.	75,575	685
Mobile Mini Inc.	15,563	678
* EnPro Industries Inc.	9,230	677

United Stationers Inc.	16,640	663
Allegiant Travel Co. Class A	5,724	658
Watts Water Technologies Inc. Class A	11,728	654
* On Assignment Inc.	18,499	652
* Huron Consulting Group Inc.	9,478	643
* TriMas Corp.	18,311	643
* Orbital Sciences Corp.	24,374	638
MSA Safety Inc.	11,512	629
* Itron Inc.	16,077	618
TAL International Group Inc.	13,969	612
ABM Industries Inc.	22,054	601
* Korn/Ferry International	19,692	598
UniFirst Corp.	6,037	597
* PHH Corp.	23,065	587
Knight Transportation Inc.	23,908	583
Steelcase Inc. Class A	34,289	562
Granite Construction Inc.	15,800	561
* Greenbrier Cos. Inc.	10,030	557
Forward Air Corp.	12,349	554
CIRCOR International Inc.	7,188	548
* XPO Logistics Inc.	21,018	528
* FTI Consulting Inc.	16,268	525
General Cable Corp.	20,510	523
Brady Corp. Class A	19,136	519
Brink's Co.	19,404	518
Gulfmark Offshore Inc.	10,856	504
* GrafTech International Ltd.	47,167	493
* Scorpio Bulkers Inc.	53,489	492
Werner Enterprises Inc.	18,590	491
Tennant Co.	7,457	477
Kaman Corp.	11,005	468
Raven Industries Inc.	14,867	466
* Rush Enterprises Inc. Class A	14,034	466
Aircastle Ltd.	27,685	465
* Tutor Perini Corp.	15,127	463
AZZ Inc.	10,358	461
* GenCorp Inc.	24,641	459
* OSI Systems Inc.	8,029	457
* Proto Labs Inc.	6,907	456
* TrueBlue Inc.	16,574	451
ArcBest Corp.	10,537	451
US Ecology Inc.	8,932	441
Lindsay Corp.	5,227	441
* WageWorks Inc.	10,675	432
* Saia Inc.	9,909	432
Ship Finance International Ltd.	23,221	430
MTS Systems Corp.	6,433	426
Albany International Corp.	11,389	424
Matson Inc.	17,245	424
* H&E Equipment Services Inc.	12,127	420
G&K Services Inc. Class A	8,014	415
Primoris Services Corp.	14,326	415
Encore Wire Corp.	8,399	408
Heartland Express Inc.	18,780	406
Briggs & Stratton Corp.	19,440	400
* Measurement Specialties Inc.	6,291	400
* Dycom Industries Inc.	13,396	399

Cubic Corp.	8,177	398
AAR Corp.	16,143	392
Standex International Corp.	5,212	385
* Wabash National Corp.	27,967	383
* Atlas Air Worldwide Holdings Inc.	10,456	383
* Aegion Corp. Class A	15,837	380
Altra Industrial Motion Corp.	11,038	377
Exponent Inc.	5,332	377
* ExlService Holdings Inc.	13,302	377
* Wesco Aircraft Holdings Inc.	16,740	364
ESCO Technologies Inc.	10,726	361
Hyster-Yale Materials Handling Inc.	4,273	359
UTi Worldwide Inc.	36,508	356
* Ascent Capital Group Inc. Class A	5,728	354
* Team Inc.	8,353	350
Federal Signal Corp.	25,470	349
McGrath RentCorp	10,190	349
* Navigant Consulting Inc.	20,587	346
Knoll Inc.	19,651	345
Titan International Inc.	21,654	342
* Astronics Corp.	6,197	340
John Bean Technologies Corp.	11,834	338
Textainer Group Holdings Ltd.	8,681	336
* Hawaiian Holdings Inc.	21,617	334
Astec Industries Inc.	8,327	332
* Sykes Enterprises Inc.	16,093	325
Sun Hydraulics Corp.	8,782	324
* Advanced Energy Industries Inc.	16,015	313
GasLog Ltd.	12,982	303
* ICF International Inc.	8,103	301
Nordic American Tankers Ltd.	36,374	298
* FARO Technologies Inc.	6,987	297
* Modine Manufacturing Co.	19,422	297
Insperity Inc.	9,168	294
Badger Meter Inc.	5,895	292
* Taser International Inc.	21,893	291
* YRC Worldwide Inc.	12,658	283
* ACCO Brands Corp.	46,263	279
* Engility Holdings Inc.	7,119	275
* DXP Enterprises Inc.	3,863	269
* Thermon Group Holdings Inc.	11,133	262
American Railcar Industries Inc.	3,960	259
Kforce Inc.	11,305	249
* Aerovironment Inc.	7,747	249
Gorman-Rupp Co.	7,783	247
* Blount International Inc.	20,250	247
SkyWest Inc.	21,344	244
Marten Transport Ltd.	9,899	238
* PHI Inc.	5,310	238
Powell Industries Inc.	3,834	237
Columbus McKinnon Corp.	8,247	232
* MYR Group Inc.	8,872	222
* RPX Corp.	13,397	218
* Monster Worldwide Inc.	38,357	217
Kimball International Inc. Class B	13,409	216
Quad/Graphics Inc.	10,161	213
* Republic Airways Holdings Inc.	20,234	213

*	Maxwell Technologies Inc.	11,868	206
*	TeleTech Holdings Inc.	7,678	203
*	Lydall Inc.	7,239	200
	Celadon Group Inc.	8,546	200
*	Advanced Emissions Solutions Inc.	8,512	199
	Kelly Services Inc. Class A	11,056	196
	Resources Connection Inc.	15,761	195
*	Great Lakes Dredge & Dock Corp.	25,148	192
*	Roadrunner Transportation Systems Inc.	7,300	191
*	Air Transport Services Group Inc.	20,343	185
	Park-Ohio Holdings Corp.	3,444	181
	Argan Inc.	5,914	181
	Forrester Research Inc.	4,727	179
	Knightsbridge Tankers Ltd.	13,072	173
	Multi-Color Corp.	4,806	169
	Kadant Inc.	4,398	167
	Douglas Dynamics Inc.	9,338	163
*	Furmanite Corp.	14,670	159
*	Liquidity Services Inc.	10,135	156
	Ennis Inc.	10,260	155
*	SP Plus Corp.	6,534	155
*	Mistras Group Inc.	6,754	154
*	CAI International Inc.	6,733	150
*	Kratos Defense & Security Solutions Inc.	17,238	147
	Alamo Group Inc.	2,778	144
	Heidrick & Struggles International Inc.	7,607	142
	Barrett Business Services Inc.	2,976	140
*	Zygo Corp.	7,274	140
*	GP Strategies Corp.	5,759	139
*	Orion Marine Group Inc.	11,727	133
	FreightCar America Inc.	5,155	133
*	Quality Distribution Inc.	9,172	132
*	InnerWorkings Inc.	17,391	131
*	Echo Global Logistics Inc.	6,987	130
*	Titan Machinery Inc.	7,362	129
	Electro Rent Corp.	7,936	128
*	CBIZ Inc.	14,525	124
	Global Power Equipment Group Inc.	7,220	119
*	Layne Christensen Co.	7,777	118
	Graham Corp.	3,928	117
*	Ducommun Inc.	4,506	114
*	ServiceSource International Inc.	24,902	113
*	Dice Holdings Inc.	15,950	113
	Schawk Inc. Class A	5,089	103
	Twin Disc Inc.	3,141	102
*	CHC Group Ltd.	14,403	101
	NACCO Industries Inc. Class A	1,858	101
	Ceco Environmental Corp.	7,034	101
*,^ Energy Recovery Inc.		18,713	97
	Teekay Tankers Ltd. Class A	26,700	97
	VSE Corp.	1,558	96
	Houston Wire & Cable Co.	7,855	93
*	AM Castle & Co.	7,648	92
*	Manitex International Inc.	5,241	87
*	Commercial Vehicle Group Inc.	9,158	87
	Miller Industries Inc.	4,242	86
*	CRA International Inc.	3,844	86

	CDI Corp.	6,154	86
*	Patriot Transportation Holding Inc.	2,474	84
*	Accuride Corp.	15,146	83
*	Casella Waste Systems Inc. Class A	14,594	80
	Mesa Laboratories Inc.	1,003	80
*	Performant Financial Corp.	8,438	80
*,^ ExOne Co.		2,629	78
*	Vishay Precision Group Inc.	4,670	76
*	Sterling Construction Co. Inc.	7,623	70
*	PRGX Global Inc.	10,897	70
	Hurco Cos. Inc.	2,438	67
*	Power Solutions International Inc.	847	66
	Marlin Business Services Corp.	3,116	65
	Spartan Motors Inc.	12,881	64
	Hackett Group Inc.	9,925	61
*	Global Sources Ltd.	7,147	58
*	Xerium Technologies Inc.	4,125	57
	Hardinge Inc.	4,429	57
*	Heritage-Crystal Clean Inc.	3,337	56
*	LMI Aerospace Inc.	3,920	54
*	Odyssey Marine Exploration Inc.	37,178	51
	Preformed Line Products Co.	971	51
	International Shipholding Corp.	2,109	50
	Universal Truckload Services Inc.	2,038	50
*	Vicor Corp.	6,680	49
*	Frontline Ltd.	19,367	44
*	PMFG Inc.	7,903	40
*	API Technologies Corp.	12,193	34
*	Tecumseh Products Co.	6,980	34
*	TRC Cos. Inc.	6,121	32
*	Control4 Corp.	1,805	31
*	American Superconductor Corp.	19,164	27
*	Ultrapetrol Bahamas Ltd.	8,076	24
*	Erickson Inc.	1,423	23
*	Swisher Hygiene Inc.	42,985	16
			94,925
Technology (13.5%)
*	SunEdison Inc.	108,694	2,140
*	PTC Inc.	48,821	1,797
*	Aspen Technology Inc.	38,266	1,645
*	ARRIS Group Inc.	47,188	1,562
*	Ultimate Software Group Inc.	11,286	1,435
	FEI Co.	17,051	1,423
*	Cognex Corp.	35,595	1,281
	Anixter International Inc.	11,115	1,145
*	RF Micro Devices Inc.	114,385	1,076
*	TriQuint Semiconductor Inc.	66,459	1,034
*	Manhattan Associates Inc.	31,640	1,027
*	Cavium Inc.	20,893	1,023
*	Tyler Technologies Inc.	12,920	1,009
*	SS&C Technologies Holdings Inc.	23,664	1,009
*	Verint Systems Inc.	21,446	994
*	CommVault Systems Inc.	18,858	923
*	DigitalGlobe Inc.	30,354	922
*	Microsemi Corp.	37,779	919
*	Finisar Corp.	38,355	911
*	Synaptics Inc.	13,357	909

*	ACI Worldwide Inc.	16,189	879
*	Yelp Inc. Class A	13,220	874
*	ViaSat Inc.	16,036	870
	Mentor Graphics Corp.	38,797	822
	Plantronics Inc.	17,664	801
*	Aruba Networks Inc.	43,246	801
*	Ciena Corp.	41,195	799
*	Qlik Technologies Inc.	35,261	766
*	International Rectifier Corp.	28,434	763
*	Guidewire Software Inc.	20,036	757
	Hittite Microwave Corp.	12,869	757
*	Sapient Corp.	45,175	743
	Intersil Corp. Class A	51,349	722
*	Semtech Corp.	27,535	714
*	Integrated Device Technology Inc.	53,290	709
*	SYNNEX Corp.	10,696	707
*	Dealertrack Technologies Inc.	17,717	704
*	Acxiom Corp.	30,045	683
*	Sanmina Corp.	33,551	683
*	Take-Two Interactive Software Inc.	32,950	680
*	CACI International Inc. Class A	9,465	676
*	Cornerstone OnDemand Inc.	16,494	663
*	Entegris Inc.	57,475	659
	Cypress Semiconductor Corp.	63,942	655
	Blackbaud Inc.	18,812	644
*	OpenTable Inc.	9,330	632
	InterDigital Inc.	16,566	629
	MKS Instruments Inc.	21,393	617
*	Monolithic Power Systems Inc.	15,670	616
*	Coherent Inc.	10,035	602
	Power Integrations Inc.	11,917	599
*	Web.com Group Inc.	16,945	584
*	PMC-Sierra Inc.	82,453	583
*	Plexus Corp.	13,920	581
*	Cirrus Logic Inc.	25,775	570
*	NetScout Systems Inc.	14,620	568
	ADTRAN Inc.	24,459	549
*	Rambus Inc.	45,299	548
*	Veeco Instruments Inc.	16,169	539
*	MicroStrategy Inc. Class A	3,671	518
*	Benchmark Electronics Inc.	22,011	510
*	Syntel Inc.	6,296	509
*	iGATE Corp.	14,107	492
*	OmniVision Technologies Inc.	21,726	488
*	Unisys Corp.	20,712	486
*	NETGEAR Inc.	14,767	485
	Tessera Technologies Inc.	21,495	483
	Methode Electronics Inc.	14,996	467
*	Progress Software Corp.	21,324	463
*	Infinera Corp.	50,793	462
*	Demandware Inc.	7,517	458
*	Rogers Corp.	7,339	457
*	Insight Enterprises Inc.	16,797	457
*	comScore Inc.	14,526	454
*	Cray Inc.	16,095	451
*	LogMeIn Inc.	10,469	446
*,^ InvenSense Inc.		23,034	445

	NIC Inc.	26,782	444
*	Bottomline Technologies de Inc.	15,329	442
*	Trulia Inc.	11,260	435
*	Universal Display Corp.	16,213	424
*	ScanSource Inc.	11,340	421
*,^ iRobot Corp.		11,520	407
	Monotype Imaging Holdings Inc.	15,720	405
*	Diodes Inc.	14,496	401
*	RealPage Inc.	18,875	400
*	Envestnet Inc.	9,662	392
*	Synchronoss Technologies Inc.	12,020	382
*	Loral Space & Communications Inc.	5,270	381
*	Lattice Semiconductor Corp.	47,838	378
*	EPAM Systems Inc.	8,937	376
*	SPS Commerce Inc.	6,561	373
*	Spansion Inc. Class A	19,458	371
*	QLogic Corp.	36,357	361
	CSG Systems International Inc.	13,743	361
	Acacia Research Corp.	19,895	321
*	Interactive Intelligence Group Inc.	6,251	317
*	Blucora Inc.	16,627	315
*	Ellie Mae Inc.	11,306	315
*	Virtusa Corp.	9,118	312
*	ICG Group Inc.	15,644	302
*	Proofpoint Inc.	9,460	302
	Pegasystems Inc.	14,194	301
*	Newport Corp.	16,033	297
*	Super Micro Computer Inc.	13,771	296
*	Ultratech Inc.	11,402	289
*	Amkor Technology Inc.	28,526	288
	ManTech International Corp. Class A	9,762	288
*	Bankrate Inc.	18,790	285
*	Sonus Networks Inc.	77,548	285
*	Harmonic Inc.	38,931	282
*	II-VI Inc.	20,830	280
*	Infoblox Inc.	21,413	278
*	CalAmp Corp.	14,335	274
*,^ VirnetX Holding Corp.		17,110	270
*	Rofin-Sinar Technologies Inc.	11,592	269
*	Fusion-io Inc.	33,656	269
*	Applied Micro Circuits Corp.	29,789	268
*	Ixia	22,903	266
	Brooks Automation Inc.	27,370	266
*	BroadSoft Inc.	11,322	244
*	Perficient Inc.	13,783	243
	CTS Corp.	13,885	243
	Park Electrochemical Corp.	8,614	231
	American Science & Engineering Inc.	3,427	230
*	Fabrinet	11,889	226
*	Photronics Inc.	25,608	225
*	Comverse Inc.	9,089	225
*	PROS Holdings Inc.	9,662	222
*	Digital River Inc.	14,076	222
*	LivePerson Inc.	22,803	217
*	Checkpoint Systems Inc.	16,311	212
	Micrel Inc.	19,731	210
*	PDF Solutions Inc.	10,331	206

	Ebix Inc.	13,111	205
*	Ruckus Wireless Inc.	18,799	203
	Comtech Telecommunications Corp.	6,207	203
*	FleetMatics Group plc	6,976	199
*,^ Ambarella Inc.		7,641	198
*	Xcerra Corp.	20,083	194
*	Tangoe Inc.	12,940	194
*	AVG Technologies NV	9,902	192
	Daktronics Inc.	15,401	191
*	Ubiquiti Networks Inc.	5,245	183
*,^ Parkervision Inc.		37,311	182
*	Emulex Corp.	33,915	182
*	ShoreTel Inc.	25,408	177
*	SciQuest Inc.	10,431	177
*	Imperva Inc.	8,259	172
*	Silicon Image Inc.	32,795	172
*	Callidus Software Inc.	16,191	170
*	Integrated Silicon Solution Inc.	11,930	167
*	Nanometrics Inc.	9,711	167
*	Inphi Corp.	10,996	166
*	Exar Corp.	15,012	163
*	TTM Technologies Inc.	20,764	156
	EarthLink Holdings Corp.	42,778	156
*	Extreme Networks Inc.	39,111	156
*	GSI Group Inc.	12,829	155
	Black Box Corp.	6,332	154
*	FormFactor Inc.	21,157	154
*	Mercury Systems Inc.	12,847	151
*	Internap Network Services Corp.	21,028	151
	Epiq Systems Inc.	12,341	149
*	CIBER Inc.	31,808	148
*	Vocus Inc.	8,190	147
*	KEYW Holding Corp.	13,325	141
*	Qualys Inc.	5,922	140
*	Intralinks Holdings Inc.	16,021	140
*	Lionbridge Technologies Inc.	24,514	138
*	Ceva Inc.	8,685	136
*	Bazaarvoice Inc.	20,650	136
*	Jive Software Inc.	16,978	136
*	VASCO Data Security International Inc.	11,760	131
*	DTS Inc.	7,174	130
*	Sparton Corp.	4,394	129
*	Calix Inc.	15,702	128
*	Silicon Graphics International Corp.	14,325	126
*	Oplink Communications Inc.	7,471	126
*	Global Eagle Entertainment Inc.	11,274	125
*	Seachange International Inc.	12,847	123
*	Rudolph Technologies Inc.	12,813	121
*	Immersion Corp.	10,947	118
*	Kemet Corp.	19,658	117
	Cohu Inc.	10,818	116
	IXYS Corp.	10,289	116
*	Entropic Communications Inc.	35,144	116
*	E2open Inc.	6,571	116
*	Endurance International Group Holdings Inc.	8,618	112
*	PLX Technology Inc.	19,491	112
*	NVE Corp.	2,109	112

*	Vocera Communications Inc.	8,270	107
	Computer Task Group Inc.	6,772	105
*	Brightcove Inc.	10,955	104
*	Quantum Corp.	90,546	103
	Bel Fuse Inc. Class B	3,723	102
	American Software Inc. Class A	10,482	101
*	ARC Document Solutions Inc.	16,057	100
*	MaxLinear Inc.	10,163	96
*	Vringo Inc.	29,027	95
*	RetailMeNot Inc.	3,725	95
*	Glu Mobile Inc.	25,500	93
*	Kopin Corp.	28,833	92
*	Axcelis Technologies Inc.	47,733	90
*	Unwired Planet Inc.	41,103	89
*	Zix Corp.	26,691	88
*	Digi International Inc.	9,832	87
	Alliance Fiber Optic Products Inc.	4,284	87
*	Procera Networks Inc.	8,762	85
*	Actuate Corp.	18,140	85
*	Ultra Clean Holdings Inc.	10,158	84
*	ePlus Inc.	1,422	81
*	KVH Industries Inc.	5,860	80
*	Agilysys Inc.	5,372	78
*	Pericom Semiconductor Corp.	8,662	77
*	Aeroflex Holding Corp.	7,352	77
	Digimarc Corp.	2,370	76
	PC Connection Inc.	3,586	75
*	Benefitfocus Inc.	2,013	75
*	M/A-COM Technology Solutions Holdings Inc.	3,995	73
*	Peregrine Semiconductor Corp.	11,323	72
*	Rubicon Technology Inc.	8,503	72
*	Datalink Corp.	7,504	70
*	Marketo Inc.	2,992	69
*	Sapiens International Corp. NV	8,328	66
	Electro Scientific Industries Inc.	9,000	66
*	RealNetworks Inc.	8,487	65
*	Cvent Inc.	2,562	64
	Tessco Technologies Inc.	2,068	63
*	Demand Media Inc.	13,673	63
*	DSP Group Inc.	7,470	63
*	Guidance Software Inc.	6,339	61
*	Luxoft Holding Inc. Class A	1,868	61
*	Numerex Corp. Class A	5,285	60
*	MoSys Inc.	17,766	59
	United Online Inc.	5,390	59
*	Wix.com Ltd.	3,290	59
*	Reis Inc.	3,149	58
*	Travelzoo Inc.	2,994	58
*	TeleCommunication Systems Inc. Class A	17,969	57
*,^ Rocket Fuel Inc.		2,217	55
*	ChannelAdvisor Corp.	2,619	54
*	Alpha & Omega Semiconductor Ltd.	6,555	54
*	Millennial Media Inc.	13,334	54
*	support.com Inc.	22,928	53
*	Varonis Systems Inc.	2,148	53
*	Gigamon Inc.	3,086	52
*	ModusLink Global Solutions Inc.	14,146	51

*	Carbonite Inc.	4,574	51
	QAD Inc. Class A	2,225	50
	PC-Tel Inc.	6,972	49
*,^ Barracuda Networks Inc.		1,647	49
	Richardson Electronics Ltd.	4,582	47
*	TechTarget Inc.	5,682	45
*	Audience Inc.	3,627	45
*	Imation Corp.	13,036	45
*	Limelight Networks Inc.	20,440	45
*	Textura Corp.	2,093	44
*	GSI Technology Inc.	7,752	44
*,^ Neonode Inc.		11,998	42
*	RingCentral Inc. Class A	3,411	42
*	Westell Technologies Inc. Class A	16,793	41
*	Sigma Designs Inc.	11,566	40
*	Telenav Inc.	6,701	37
*	NeoPhotonics Corp.	7,623	36
*	Applied Optoelectronics Inc.	1,630	35
*	Marin Software Inc.	3,469	35
*	Multi-Fineline Electronix Inc.	3,314	34
*	Rally Software Development Corp.	2,607	34
*	Model N Inc.	3,064	34
*	ANADIGICS Inc.	31,195	34
*	eGain Corp.	4,940	32
*	Innovative Solutions & Support Inc.	4,751	32
*	Mitek Systems Inc.	9,656	31
*	Spark Networks Inc.	6,642	30
*	Mavenir Systems Inc.	2,219	30
*	Radisys Corp.	8,707	28
*	Silver Spring Networks Inc.	2,238	27
*,^ Revolution Lighting Technologies Inc.		11,206	26
*	Violin Memory Inc.	7,383	25
*	Aviat Networks Inc.	23,336	25
*	Uni-Pixel Inc.	3,760	20
*	Hutchinson Technology Inc.	8,844	18
*	Intermolecular Inc.	6,512	16
*	Acorn Energy Inc.	10,632	15
*	Covisint Corp.	2,913	15
*	Viasystems Group Inc.	1,373	14
*	Tremor Video Inc.	3,397	14
*	Cyan Inc.	3,019	11
*	YuMe Inc.	2,103	11
*	Net Element Inc.	842	2
*	Avid Technology Inc.	173	1
			91,335
Utilities (4.2%)
*	Dynegy Inc. Class A	40,645	1,370
	Cleco Corp.	24,582	1,279
	IDACORP Inc.	20,346	1,116
	Piedmont Natural Gas Co. Inc.	30,621	1,096
	Black Hills Corp.	18,026	1,040
	UNS Energy Corp.	16,842	1,020
	Portland General Electric Co.	30,713	1,016
	Southwest Gas Corp.	18,787	984
	New Jersey Resources Corp.	17,072	939
	PNM Resources Inc.	32,508	925
	j2 Global Inc.	18,641	883

ALLETE Inc.	17,248	857
WGL Holdings Inc.	21,033	853
UIL Holdings Corp.	22,924	847
Avista Corp.	24,586	770
South Jersey Industries Inc.	13,060	751
NorthWestern Corp.	15,568	747
Cogent Communications Holdings Inc.	19,404	712
Laclede Group Inc.	13,472	629
El Paso Electric Co.	16,210	618
MGE Energy Inc.	14,026	527
Northwest Natural Gas Co.	10,948	496
American States Water Co.	15,778	478
NRG Yield Inc. Class A	9,348	439
California Water Service Group	19,435	429
Otter Tail Corp.	14,912	426
Empire District Electric Co.	17,238	414
* Cincinnati Bell Inc.	85,627	338
Consolidated Communications Holdings Inc.	16,436	336
Shenandoah Telecommunications Co.	9,976	275
Pattern Energy Group Inc. Class A	9,071	275
* 8x8 Inc.	36,052	271
Chesapeake Utilities Corp.	3,971	260
* Premiere Global Services Inc.	19,934	259
* Iridium Communications Inc.	31,628	250
* Vonage Holdings Corp.	64,366	245
West Corp.	8,966	240
Ormat Technologies Inc.	7,470	222
Atlantic Tele-Network Inc.	3,824	213
Inteliquent Inc.	13,534	203
* inContact Inc.	22,592	191
Unitil Corp.	5,419	181
SJW Corp.	6,069	164
Atlantic Power Corp.	46,549	158
* General Communication Inc. Class A	13,285	151
Connecticut Water Service Inc.	4,570	147
USA Mobility Inc.	9,271	143
Middlesex Water Co.	6,697	137
* FairPoint Communications Inc.	8,968	126
* Hawaiian Telcom Holdco Inc.	4,410	123
York Water Co.	5,631	115
* magicJack VocalTec Ltd.	7,803	114
IDT Corp. Class B	6,696	111
* ORBCOMM Inc.	16,665	106
* Pike Corp.	11,252	100
* Cbeyond Inc.	10,131	100
* Pendrell Corp.	62,035	100
Lumos Networks Corp.	5,909	89
NTELOS Holdings Corp.	6,515	82
* Gogo Inc.	4,314	78
Enventis Corp.	5,132	70
Artesian Resources Corp. Class A	2,863	64
Consolidated Water Co. Ltd.	5,528	56
Delta Natural Gas Co. Inc.	2,588	51
* Towerstream Corp.	25,084	49
* Boingo Wireless Inc.	7,011	48
* Genie Energy Ltd. Class B	4,878	38
* Pure Cycle Corp.	6,505	37

*,^ NII Holdings Inc.			69,907	35
* Straight Path Communications Inc. Class B			2,905	27
				28,039
Total Common Stocks (Cost $573,350)				665,196
	Coupon
Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.4%)
[3,4] Vanguard Market Liquidity Fund	0.112%		16,279,738	16,280

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.075%	10/15/14	300	300
[6,7] Federal Home Loan Bank Discount Notes	0.060%	8/13/14	300	300
				600
Total Temporary Cash Investments (Cost $16,880)				16,880
Total Investments (100.9%) (Cost $590,230)				682,076
Other Assets and Liabilities-Net (-0.9%)[4]				(5,958)
Net Assets (100%)				676,118
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,145,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $4,568,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Russell 2000 Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	665,137	—	59
Temporary Cash Investments	16,280	600	—
Futures Contracts—Assets[1]	10	—	—
Futures Contracts—Liabilities[1]	(83)	—	—
Total	681,344	600	59
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2014	95	10,765	111

Russell 2000 Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $590,463,000. Net unrealized appreciation of investment securities for tax purposes was $91,613,000, consisting of unrealized gains of $121,887,000 on securities that had risen in value since their purchase and $30,274,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (10.2%)
* Kate Spade & Co.	22,836	831
* Live Nation Entertainment Inc.	25,402	603
Dana Holding Corp.	26,005	576
Men's Wearhouse Inc.	8,525	424
* Office Depot Inc.	75,191	385
New York Times Co. Class A	23,285	346
Group 1 Automotive Inc.	3,906	314
* Skechers U.S.A. Inc. Class A	7,028	313
* Marriott Vacations Worldwide Corp.	5,309	301
* Helen of Troy Ltd.	5,170	300
Meredith Corp.	6,505	292
Cooper Tire & Rubber Co.	10,153	283
* Jos A Bank Clothiers Inc.	4,335	282
Penske Automotive Group Inc.	5,962	277
Rent-A-Center Inc.	9,707	271
* Meritor Inc.	17,680	244
* Orient-Express Hotels Ltd. Class A	17,403	229
* Standard Pacific Corp.	26,914	216
Columbia Sportswear Co.	2,331	195
* Life Time Fitness Inc.	3,482	185
* Iconix Brand Group Inc.	4,399	185
Bob Evans Farms Inc.	3,991	178
La-Z-Boy Inc.	6,992	171
Finish Line Inc. Class A	5,876	168
MDC Holdings Inc.	5,650	162
International Speedway Corp. Class A	5,048	157
Scholastic Corp.	4,771	152
Sonic Automotive Inc. Class A	5,254	138
Children's Place Retail Stores Inc.	2,756	133
* TiVo Inc.	11,102	132
* Barnes & Noble Inc.	6,957	126
* Tuesday Morning Corp.	7,739	125
National CineMedia Inc.	7,677	120
* Universal Electronics Inc.	2,613	119
Regis Corp.	8,605	118
Movado Group Inc.	3,022	116
Cato Corp. Class A	3,988	115
Matthews International Corp. Class A	2,802	115
DineEquity Inc.	1,426	113
Callaway Golf Co.	14,089	113
* Biglari Holdings Inc.	265	112
* EW Scripps Co. Class A	5,667	111
Stage Stores Inc.	5,922	109
* Carmike Cinemas Inc.	3,072	106
Fred's Inc. Class A	6,644	101
MDC Partners Inc. Class A	4,804	101
* FTD Cos. Inc.	3,354	100
* Pep Boys-Manny Moe & Jack	9,636	98
* Gray Television Inc.	8,509	97

*	Genesco Inc.	1,216	91
	Jack in the Box Inc.	1,565	90
*	Ruby Tuesday Inc.	10,916	86
	Viad Corp.	3,686	85
	Superior Industries International Inc.	4,210	84
	Brown Shoe Co. Inc.	2,962	83
*	LeapFrog Enterprises Inc.	11,554	80
*	Steiner Leisure Ltd.	1,823	73
*	M/I Homes Inc.	3,140	72
*	MarineMax Inc.	4,453	72
*	American Axle & Manufacturing Holdings Inc.	3,720	69
	Haverty Furniture Cos. Inc.	2,724	68
*	AMC Entertainment Holdings Inc.	2,945	67
*	Journal Communications Inc. Class A	7,939	66
*	Media General Inc.	3,517	62
	Remy International Inc.	2,608	62
*	Federal-Mogul Holdings Corp.	3,574	59
	Marcus Corp.	3,448	58
	Harte-Hanks Inc.	7,986	57
	National Presto Industries Inc.	792	56
*	G-III Apparel Group Ltd.	754	55
*	Citi Trends Inc.	2,730	55
*	Central Garden and Pet Co. Class A	6,762	54
	World Wrestling Entertainment Inc. Class A	4,754	54
	Shoe Carnival Inc.	2,792	52
*	Meritage Homes Corp.	1,230	49
	Marchex Inc. Class B	4,630	48
*	Entercom Communications Corp. Class A	4,451	46
*	Career Education Corp.	9,917	46
*	Sonic Corp.	2,141	45
*	Revlon Inc. Class A	1,409	44
*	Asbury Automotive Group Inc.	685	44
	Universal Technical Institute Inc.	3,860	44
*	Black Diamond Inc.	4,049	44
*	Carrols Restaurant Group Inc.	6,202	44
	Standard Motor Products Inc.	1,048	44
*	Sizmek Inc.	4,330	42
*	Destination XL Group Inc.	7,874	42
	AH Belo Corp. Class A	3,492	41
*	Central European Media Enterprises Ltd. Class A	14,103	40
	Speedway Motorsports Inc.	2,174	40
*	Quiksilver Inc.	6,651	40
	Brunswick Corp.	911	39
*	Perry Ellis International Inc.	2,302	39
*	Beazer Homes USA Inc.	1,960	38
	CSS Industries Inc.	1,581	38
*,^ TRI Pointe Homes Inc.		2,482	38
*	Burlington Stores Inc.	1,268	36
	ClubCorp Holdings Inc.	2,018	36
*	Bridgepoint Education Inc.	2,714	35
*	Angie's List Inc.	3,273	35
*,^ Container Store Group Inc.		1,190	34
*	Diamond Resorts International Inc.	1,747	34
*	Crocs Inc.	2,236	33
	Stein Mart Inc.	2,424	33
	RG Barry Corp.	1,734	33
*	Systemax Inc.	2,032	32

*	West Marine Inc.	3,202	32
*	Dex Media Inc.	3,195	32
	JAKKS Pacific Inc.	3,584	32
	Weyco Group Inc.	1,150	31
*	Vince Holding Corp.	1,118	31
*	QuinStreet Inc.	5,557	31
	Flexsteel Industries Inc.	914	30
*	VOXX International Corp. Class A	3,503	30
*	Speed Commerce Inc.	8,391	30
*	Del Frisco's Restaurant Group Inc.	1,120	30
	Saga Communications Inc. Class A	651	30
	Lifetime Brands Inc.	1,909	30
*	Daily Journal Corp.	172	29
	Courier Corp.	2,147	29
	Hooker Furniture Corp.	2,006	29
*	Reading International Inc. Class A	3,253	29
*	Shutterstock Inc.	435	28
*,^ RadioShack Corp.		18,720	28
	Inter Parfums Inc.	920	27
	Bassett Furniture Industries Inc.	2,023	27
*	Hovnanian Enterprises Inc. Class A	5,832	27
*	Isle of Capri Casinos Inc.	4,005	27
	Town Sports International Holdings Inc.	4,484	27
	bebe stores inc	6,441	26
*	ZAGG Inc.	5,735	26
*	Fuel Systems Solutions Inc.	2,620	26
*	Denny's Corp.	3,886	25
*	Skullcandy Inc.	3,362	25
*	Red Robin Gourmet Burgers Inc.	332	24
*	Morgans Hotel Group Co.	2,929	23
	Johnson Outdoors Inc. Class A	925	23
*	Houghton Mifflin Harcourt Co.	1,224	22
*	Cumulus Media Inc. Class A	3,436	22
*	Martha Stewart Living Omnimedia Inc. Class A	4,521	21
*	Scientific Games Corp. Class A	2,240	20
*	Pinnacle Entertainment Inc.	805	20
*	Elizabeth Arden Inc.	726	20
*,^ hhgregg Inc.		2,139	20
*	Intrawest Resorts Holdings Inc.	1,719	20
*	Luby's Inc.	3,723	19
*	Crown Media Holdings Inc. Class A	5,103	18
	Salem Communications Corp. Class A	1,938	17
*	Fox Factory Holding Corp.	935	16
	Ethan Allen Interiors Inc.	654	15
*	Cenveo Inc.	4,986	15
*	Caesars Entertainment Corp.	795	15
*	SFX Entertainment Inc.	1,950	14
*	RealD Inc.	1,163	14
*	Kirkland's Inc.	759	13
*	America's Car-Mart Inc.	357	13
*	Sears Hometown and Outlet Stores Inc.	569	13
*	Monarch Casino & Resort Inc.	765	13
*	Corinthian Colleges Inc.	14,781	12
*	Select Comfort Corp.	645	12
*	Norcraft Cos. Inc.	719	12
	Lincoln Educational Services Corp.	3,108	12
*	LGI Homes Inc.	728	12

*	American Apparel Inc.	16,830	11
*	McClatchy Co. Class A	2,015	10
*	Franklin Covey Co.	464	10
*	Malibu Boats Inc. Class A	502	10
*,^ Noodles & Co. Class A		286	10
*	WCI Communities Inc.	503	9
*	New York & Co. Inc.	2,322	9
*	New Home Co. Inc.	718	9
*	Cavco Industries Inc.	112	9
	Trans World Entertainment Corp.	2,155	8
*	Stoneridge Inc.	701	7
*	Potbelly Corp.	371	6
*	Rentrak Corp.	110	6
*	1-800-Flowers.com Inc. Class A	946	5
	Destination Maternity Corp.	216	5
*	Chegg Inc.	874	5
	Beasley Broadcasting Group Inc. Class A	655	5
	Gordmans Stores Inc.	1,034	4
*	ValueVision Media Inc. Class A	879	4
*	Bravo Brio Restaurant Group Inc.	243	4
*,^ Body Central Corp.		3,170	3
*	Pacific Sunwear of California Inc.	947	2
*	JTH Holding Inc. Class A	70	2
	Einstein Noah Restaurant Group Inc.	117	2
	Bon-Ton Stores Inc.	159	2
*	Care.com Inc.	117	1
*	Tilly's Inc. Class A	130	1
			14,997
Consumer Staples (2.2%)
*	Rite Aid Corp.	51,538	431
*	Post Holdings Inc.	7,837	392
	Andersons Inc.	5,105	260
	Universal Corp.	4,238	227
	Snyder's-Lance Inc.	7,285	198
	Fresh Del Monte Produce Inc.	6,834	198
*	TreeHouse Foods Inc.	2,276	171
*	SpartanNash Co.	6,646	161
	Core-Mark Holding Co. Inc.	1,799	149
*	Seaboard Corp.	48	129
*	Diamond Foods Inc.	4,037	129
	Weis Markets Inc.	1,995	94
*	Chiquita Brands International Inc.	8,424	86
*	SUPERVALU Inc.	9,741	73
*	Pantry Inc.	3,941	67
	Vector Group Ltd.	3,071	64
	Ingles Markets Inc. Class A	2,110	55
*	Omega Protein Corp.	3,391	49
*	Seneca Foods Corp. Class A	1,517	46
*	Alliance One International Inc.	16,353	41
	John B Sanfilippo & Son Inc.	1,533	39
*	Nutraceutical International Corp.	1,607	38
	Nature's Sunshine Products Inc.	2,033	30
	Cal-Maine Foods Inc.	402	28
	Roundy's Inc.	5,198	28
*	PhotoMedex Inc.	1,609	20
*	Craft Brew Alliance Inc.	1,229	13
*	Fairway Group Holdings Corp.	1,712	11

	Village Super Market Inc. Class A	416	10
*	Boulder Brands Inc.	506	7
	Tootsie Roll Industries Inc.	200	6
	Orchids Paper Products Co.	129	4
	Alico Inc.	60	2
*	Synutra International Inc.	285	2
			3,258
Energy (6.9%)
*	Helix Energy Solutions Group Inc.	19,025	445
*	Stone Energy Corp.	9,895	439
	Exterran Holdings Inc.	10,339	432
*	PDC Energy Inc.	6,394	410
*	Matador Resources Co.	11,602	289
	Energy XXI Bermuda Ltd.	13,297	285
	CARBO Ceramics Inc.	2,039	281
*	Hornbeck Offshore Services Inc.	6,153	278
*	SEACOR Holdings Inc.	3,352	268
*,^ Halcon Resources Corp.		42,095	263
*	SunCoke Energy Inc.	12,740	256
*	C&J Energy Services Inc.	8,185	251
	Comstock Resources Inc.	8,778	239
*	Key Energy Services Inc.	27,694	223
*	Sanchez Energy Corp.	6,455	222
*	Cloud Peak Energy Inc.	11,051	204
*	Pioneer Energy Services Corp.	11,289	180
*	Northern Oil and Gas Inc.	11,576	177
	Western Refining Inc.	4,279	176
*	Magnum Hunter Resources Corp.	21,411	164
*	TETRA Technologies Inc.	14,207	164
*	Bill Barrett Corp.	6,271	157
*	Penn Virginia Corp.	10,049	153
*	Basic Energy Services Inc.	5,447	148
*	Parker Drilling Co.	21,584	140
*	EPL Oil & Gas Inc.	3,663	139
	Arch Coal Inc.	38,580	137
*	Alpha Natural Resources Inc.	40,052	135
	Green Plains Inc.	4,588	134
*	Clayton Williams Energy Inc.	1,068	133
*	Hercules Offshore Inc.	28,907	131
*	Matrix Service Co.	3,962	129
*	Forum Energy Technologies Inc.	3,568	118
	Tesco Corp.	5,476	117
*	Era Group Inc.	3,648	107
*	Resolute Energy Corp.	12,274	102
*	Athlon Energy Inc.	2,337	102
*	Triangle Petroleum Corp.	10,059	101
*	North Atlantic Drilling Ltd.	9,569	100
*	Contango Oil & Gas Co.	2,247	97
	W&T Offshore Inc.	6,304	92
*	Willbros Group Inc.	7,413	90
*	Swift Energy Co.	7,862	85
*	ION Geophysical Corp.	19,218	80
	EXCO Resources Inc.	14,948	79
*	Callon Petroleum Co.	7,363	78
	Delek US Holdings Inc.	2,314	72
*	Carrizo Oil & Gas Inc.	1,215	70
*	RSP Permian Inc.	2,565	69

* Natural Gas Services Group Inc.	2,300	69
* Westmoreland Coal Co.	2,187	67
* Emerald Oil Inc.	10,244	67
* BPZ Resources Inc.	21,683	66
* GT Advanced Technologies Inc.	3,934	66
* REX American Resources Corp.	926	64
Alon USA Energy Inc.	4,180	62
* Vantage Drilling Co.	36,122	60
* Warren Resources Inc.	13,151	60
* EnerNOC Inc.	3,093	59
* Approach Resources Inc.	2,868	56
Gulf Island Fabrication Inc.	2,589	51
* Forest Oil Corp.	18,628	46
* Quicksilver Resources Inc.	18,533	45
* Nuverra Environmental Solutions Inc.	2,537	43
Dawson Geophysical Co.	1,427	37
SemGroup Corp. Class A	543	37
Walter Energy Inc.	7,373	36
Equal Energy Ltd.	6,650	35
* VAALCO Energy Inc.	5,366	35
* Midstates Petroleum Co. Inc.	6,212	35
* Newpark Resources Inc.	3,063	34
* Mitcham Industries Inc.	2,409	32
* Miller Energy Resources Inc.	5,759	31
* Renewable Energy Group Inc.	3,136	31
Bolt Technology Corp.	1,610	29
* Cal Dive International Inc.	18,258	24
Adams Resources & Energy Inc.	370	23
* Ameresco Inc. Class A	3,417	22
* Jones Energy Inc.	1,270	22
* Apco Oil and Gas International Inc.	1,435	20
* Endeavour International Corp.	8,428	17
Hallador Energy Co.	1,663	16
Panhandle Oil and Gas Inc. Class A	81	4
* PetroQuest Energy Inc.	659	4
* Arabian American Development Co.	292	3
* ZaZa Energy Corp.	3,703	3
* TGC Industries Inc.	238	1
* Global Geophysical Services Inc.	223	—
		10,153
Financial Services (39.9%)
NorthStar Realty Finance Corp.	65,839	1,090
American Realty Capital Properties Inc.	84,129	1,044
PacWest Bancorp	16,882	682
Prosperity Bancshares Inc.	11,468	667
RLJ Lodging Trust	23,551	653
CNO Financial Group Inc.	40,100	647
LaSalle Hotel Properties	18,765	619
^ Prospect Capital Corp.	56,021	557
FirstMerit Corp.	29,766	556
First American Financial Corp.	19,429	544
* Stifel Financial Corp.	11,417	516
Hancock Holding Co.	15,245	515
Umpqua Holdings Corp.	30,305	502
EPR Properties	9,276	500
Webster Financial Corp.	16,210	485
Sunstone Hotel Investors Inc.	32,843	482

Primerica Inc.	10,235	461
CubeSmart	25,196	460
Highwoods Properties Inc.	11,150	452
DCT Industrial Trust Inc.	56,805	450
DiamondRock Hospitality Co.	35,103	436
Medical Properties Trust Inc.	30,727	415
BancorpSouth Inc.	17,094	402
Invesco Mortgage Capital Inc.	22,362	397
* Texas Capital Bancshares Inc.	7,715	395
Pebblebrook Hotel Trust	11,029	392
* Investors Bancorp Inc.	34,431	372
Colony Financial Inc.	16,587	368
Lexington Realty Trust	32,272	366
Cousins Properties Inc.	30,194	362
First Industrial Realty Trust Inc.	19,304	358
Radian Group Inc.	24,799	358
UMB Financial Corp.	6,438	355
United Bankshares Inc.	11,676	354
Iberiabank Corp.	5,577	348
FNB Corp.	27,976	342
Glacier Bancorp Inc.	13,000	342
Chambers Street Properties	42,686	342
RLI Corp.	7,645	341
Cathay General Bancorp	14,164	340
Apollo Investment Corp.	40,564	340
Wintrust Financial Corp.	7,722	337
Susquehanna Bancshares Inc.	33,489	331
Capitol Federal Financial Inc.	26,885	325
Platinum Underwriters Holdings Ltd.	4,997	321
New Residential Investment Corp.	50,333	319
Janus Capital Group Inc.	27,160	317
PrivateBancorp Inc.	11,714	313
Symetra Financial Corp.	14,829	309
* Western Alliance Bancorp	13,498	309
Alexander & Baldwin Inc.	7,844	297
ARMOUR Residential REIT Inc.	68,087	296
Redwood Trust Inc.	14,951	291
Home Loan Servicing Solutions Ltd.	12,922	288
Altisource Residential Corp.	10,294	287
Trustmark Corp.	12,231	283
EverBank Financial Corp.	14,649	279
CYS Investments Inc.	29,388	272
PennyMac Mortgage Investment Trust	12,829	271
MB Financial Inc.	9,980	268
Healthcare Realty Trust Inc.	10,650	266
Kennedy-Wilson Holdings Inc.	10,651	264
Old National Bancorp	19,130	259
Community Bank System Inc.	7,278	258
First Financial Holdings Inc.	4,372	257
Chesapeake Lodging Trust	8,818	257
American Equity Investment Life Holding Co.	11,421	257
Government Properties Income Trust	9,938	254
* Hilltop Holdings Inc.	12,141	252
Equity One Inc.	10,940	251
Geo Group Inc.	7,323	249
CVB Financial Corp.	16,701	244
Cash America International Inc.	5,124	243

Westamerica Bancorporation	4,907	240
Selective Insurance Group Inc.	10,088	240
Montpelier Re Holdings Ltd.	7,513	236
International Bancshares Corp.	9,697	234
Hersha Hospitality Trust Class A	36,753	233
Fifth Street Finance Corp.	24,848	231
Columbia Banking System Inc.	9,279	230
Capstead Mortgage Corp.	17,345	228
Northwest Bancshares Inc.	17,038	227
Acadia Realty Trust	8,166	225
* MGIC Investment Corp.	26,498	225
Washington REIT	8,641	223
* iStar Financial Inc.	15,443	223
Pennsylvania REIT	12,346	222
FelCor Lodging Trust Inc.	22,520	222
Pinnacle Financial Partners Inc.	6,363	220
BBCN Bancorp Inc.	14,349	219
National Penn Bancshares Inc.	21,252	218
First Midwest Bancorp Inc.	13,631	218
Hudson Pacific Properties Inc.	9,117	216
Education Realty Trust Inc.	20,579	215
Parkway Properties Inc.	10,664	213
Horace Mann Educators Corp.	7,200	210
American Assets Trust Inc.	6,063	208
Retail Opportunity Investments Corp.	13,033	206
Main Street Capital Corp.	6,623	206
Astoria Financial Corp.	16,027	205
Franklin Street Properties Corp.	16,246	203
Ramco-Gershenson Properties Trust	12,013	199
Empire State Realty Trust Inc.	12,118	199
American Capital Mortgage Investment Corp.	9,547	195
STAG Industrial Inc.	8,077	193
* Walter Investment Management Corp.	6,657	192
Union Bankshares Corp.	7,640	191
Home BancShares Inc.	6,008	183
Provident Financial Services Inc.	10,772	182
Boston Private Financial Holdings Inc.	14,385	182
* Ambac Financial Group Inc.	6,440	181
ViewPoint Financial Group Inc.	7,249	180
NBT Bancorp Inc.	7,905	180
Associated Estates Realty Corp.	10,384	180
Sterling Bancorp	15,059	171
Nelnet Inc. Class A	4,128	170
First Financial Bancorp	10,441	170
Hercules Technology Growth Capital Inc.	11,109	169
Solar Capital Ltd.	8,123	169
DuPont Fabros Technology Inc.	6,393	163
Investors Real Estate Trust	18,271	162
National Bank Holdings Corp. Class A	8,235	161
Argo Group International Holdings Ltd.	3,283	159
* Enstar Group Ltd.	1,117	157
Independent Bank Corp.	4,298	156
Park National Corp.	2,077	155
Chemical Financial Corp.	5,346	154
Renasant Corp.	5,541	153
First Commonwealth Financial Corp.	17,747	153
OFG Bancorp	8,269	149

Kite Realty Group Trust	23,683	147
Summit Hotel Properties Inc.	14,478	145
Sabra Health Care REIT Inc.	4,929	144
Banco Latinoamericano de Comercio Exterior SA	5,307	142
First Potomac Realty Trust	10,655	139
WesBanco Inc.	4,696	138
Apollo Commercial Real Estate Finance Inc.	8,188	137
Banner Corp.	3,527	135
PennantPark Investment Corp.	12,042	133
New York Mortgage Trust Inc.	16,649	133
Resource Capital Corp.	23,005	133
Select Income REIT	4,607	132
Ashford Hospitality Trust Inc.	12,333	132
^ Triangle Capital Corp.	4,998	131
S&T Bancorp Inc.	5,390	131
Ryman Hospitality Properties Inc.	2,812	130
* Eagle Bancorp Inc.	4,043	129
* Investment Technology Group Inc.	6,756	129
United Financial Bancorp Inc.	9,582	129
* Piper Jaffray Cos.	2,930	129
AMERISAFE Inc.	3,335	128
Stewart Information Services Corp.	3,931	126
First Merchants Corp.	6,334	126
Anworth Mortgage Asset Corp.	23,068	125
Wilshire Bancorp Inc.	12,277	124
New Mountain Finance Corp.	8,683	123
City Holding Co.	2,839	123
* Greenlight Capital Re Ltd. Class A	3,866	123
Hanmi Financial Corp.	5,726	122
Simmons First National Corp. Class A	2,995	122
Tompkins Financial Corp.	2,623	121
Safety Insurance Group Inc.	2,334	120
* United Community Banks Inc.	7,813	120
RAIT Financial Trust	15,027	118
* Navigators Group Inc.	1,878	117
BlackRock Kelso Capital Corp.	13,424	116
Golub Capital BDC Inc.	6,751	115
Excel Trust Inc.	8,672	114
Brookline Bancorp Inc.	12,701	114
* Ezcorp Inc. Class A	9,253	113
Flushing Financial Corp.	5,592	111
TCP Capital Corp.	6,442	111
Terreno Realty Corp.	5,681	110
TrustCo Bank Corp. NY	17,081	110
First Financial Bankshares Inc.	1,837	109
Lakeland Financial Corp.	2,979	108
Chatham Lodging Trust	4,768	107
Sandy Spring Bancorp Inc.	4,523	107
* Global Cash Access Holdings Inc.	12,004	107
Western Asset Mortgage Capital Corp.	7,388	107
Medley Capital Corp.	8,589	106
Campus Crest Communities Inc.	11,707	104
* Capital Bank Financial Corp.	4,249	103
Berkshire Hills Bancorp Inc.	4,545	103
Cardinal Financial Corp.	5,909	103
Gramercy Property Trust Inc.	17,193	101
Apollo Residential Mortgage Inc.	5,809	97

Northfield Bancorp Inc.	7,473	97
* Forestar Group Inc.	5,566	97
National Western Life Insurance Co. Class A	395	97
Arlington Asset Investment Corp. Class A	3,488	96
WSFS Financial Corp.	1,419	96
Maiden Holdings Ltd.	7,863	96
AG Mortgage Investment Trust Inc.	5,060	96
Community Trust Bancorp Inc.	2,793	96
* PICO Holdings Inc.	4,125	96
Bank of the Ozarks Inc.	1,620	96
* Ameris Bancorp	4,551	96
United Fire Group Inc.	3,420	95
* Green Dot Corp. Class A	5,159	95
* Bancorp Inc.	5,947	93
State Bank Financial Corp.	5,785	93
Monmouth Real Estate Investment Corp. Class A	9,757	92
TICC Capital Corp.	9,509	92
Getty Realty Corp.	4,642	91
Washington Trust Bancorp Inc.	2,621	90
Capital Southwest Corp.	2,439	88
Southside Bancshares Inc.	3,393	88
Dime Community Bancshares Inc.	5,773	87
* KCG Holdings Inc. Class A	7,278	87
Cedar Realty Trust Inc.	14,156	87
Dynex Capital Inc.	9,939	86
Oritani Financial Corp.	5,666	85
Heritage Financial Corp.	5,408	85
Agree Realty Corp.	2,757	85
Winthrop Realty Trust	5,541	83
1st Source Corp.	2,734	83
THL Credit Inc.	6,148	82
First Interstate Bancsystem Inc.	3,179	82
* Beneficial Mutual Bancorp Inc.	5,925	80
CyrusOne Inc.	3,462	79
Rouse Properties Inc.	4,710	77
BancFirst Corp.	1,276	76
* Customers Bancorp Inc.	3,954	75
TowneBank	4,748	74
* Cowen Group Inc. Class A	17,632	73
First Busey Corp.	13,088	73
* Harbinger Group Inc.	6,133	73
* Safeguard Scientifics Inc.	3,784	72
* Stock Yards Bancorp Inc.	2,524	72
Lakeland Bancorp Inc.	6,781	70
FBL Financial Group Inc. Class A	1,597	70
Bryn Mawr Bank Corp.	2,438	69
* Essent Group Ltd.	3,437	69
* DFC Global Corp.	7,317	69
Infinity Property & Casualty Corp.	1,057	68
Aviv REIT Inc.	2,404	67
CoBiz Financial Inc.	6,406	66
Trico Bancshares	2,895	66
First Bancorp	3,658	66
* Taylor Capital Group Inc.	3,121	66
AmREIT Inc.	3,658	65
First Financial Corp.	2,021	65
Heartland Financial USA Inc.	2,674	65

Univest Corp. of Pennsylvania	3,110	65
Central Pacific Financial Corp.	3,392	65
* NewStar Financial Inc.	4,744	64
* First BanCorp	12,999	63
Mercantile Bank Corp.	2,954	63
MainSource Financial Group Inc.	3,796	63
Enterprise Financial Services Corp.	3,579	63
QTS Realty Trust Inc. Class A	2,133	62
OneBeacon Insurance Group Ltd. Class A	4,056	62
German American Bancorp Inc.	2,281	61
* Flagstar Bancorp Inc.	3,578	61
Southwest Bancorp Inc.	3,534	61
State Auto Financial Corp.	2,787	60
Physicians Realty Trust	4,334	60
Federal Agricultural Mortgage Corp.	1,923	60
Centerstate Banks Inc.	5,605	60
* Springleaf Holdings Inc.	2,535	60
Financial Institutions Inc.	2,576	59
* Strategic Hotels & Resorts Inc.	5,365	58
BNC Bancorp	3,415	58
* Metro Bancorp Inc.	2,643	58
Meadowbrook Insurance Group Inc.	8,401	57
Whitestone REIT	3,974	57
Great Southern Bancorp Inc.	1,925	56
Hudson Valley Holding Corp.	3,064	55
First of Long Island Corp.	1,415	55
Universal Insurance Holdings Inc.	4,364	55
Ashford Hospitality Prime Inc.	3,325	54
MVC Capital Inc.	4,224	54
Medallion Financial Corp.	3,949	53
Camden National Corp.	1,424	52
Gladstone Commercial Corp.	2,909	52
* HomeTrust Bancshares Inc.	3,448	52
* Citizens Inc. Class A	7,776	52
* Phoenix Cos. Inc.	1,077	52
Park Sterling Corp.	7,988	52
* Ladder Capital Corp. Class A	2,776	52
OmniAmerican Bancorp Inc.	2,139	52
Arrow Financial Corp.	1,989	51
First Defiance Financial Corp.	1,820	51
Bridge Bancorp Inc.	2,086	51
Consolidated-Tomoka Land Co.	1,091	50
Bank Mutual Corp.	8,314	50
* Third Point Reinsurance Ltd.	3,294	50
* Yadkin Financial Corp.	2,658	50
Ares Commercial Real Estate Corp.	3,989	50
Peoples Bancorp Inc.	2,011	49
First Connecticut Bancorp Inc.	3,172	49
* Suffolk Bancorp	2,153	49
* Preferred Bank	2,156	49
AmTrust Financial Services Inc.	1,120	48
Fidus Investment Corp.	2,565	47
One Liberty Properties Inc.	2,182	47
Bank of Marin Bancorp	1,084	47
Banc of California Inc.	4,302	47
* American Residential Properties Inc.	2,558	47
1st United Bancorp Inc.	5,588	47

Pacific Continental Corp.	3,352	46
Charter Financial Corp.	4,243	46
First Community Bancshares Inc.	3,136	46
Silver Bay Realty Trust Corp.	2,847	45
CNB Financial Corp.	2,677	45
* Talmer Bancorp Inc. Class A	3,257	44
* Encore Capital Group Inc.	1,019	44
RE/MAX Holdings Inc.	1,533	44
GFI Group Inc.	13,025	44
Baldwin & Lyons Inc.	1,726	44
* Pacific Premier Bancorp Inc.	3,092	44
Manning & Napier Inc.	2,549	44
MCG Capital Corp.	12,753	44
HomeStreet Inc.	2,426	43
Peapack Gladstone Financial Corp.	2,191	43
Citizens & Northern Corp.	2,304	43
Oppenheimer Holdings Inc. Class A	1,853	43
Republic Bancorp Inc. Class A	1,816	42
OceanFirst Financial Corp.	2,580	42
KCAP Financial Inc.	5,274	42
Meta Financial Group Inc.	1,110	42
* Global Indemnity plc	1,563	41
* Walker & Dunlop Inc.	2,783	41
Center Bancorp Inc.	2,203	41
National Bankshares Inc.	1,298	41
* Bridge Capital Holdings	1,793	41
Sovran Self Storage Inc.	527	40
Fidelity & Guaranty Life	1,875	40
Bank of Kentucky Financial Corp.	1,144	40
Ames National Corp.	1,738	39
BankFinancial Corp.	3,933	39
Gladstone Capital Corp.	3,930	39
Calamos Asset Management Inc. Class A	3,122	39
Penns Woods Bancorp Inc.	842	39
* SWS Group Inc.	5,394	39
West Bancorporation Inc.	2,679	39
PennantPark Floating Rate Capital Ltd.	2,739	38
Gladstone Investment Corp.	4,945	38
* Kearny Financial Corp.	2,676	38
Guaranty Bancorp	2,750	38
* PennyMac Financial Services Inc. Class A	2,385	38
* FBR & Co.	1,441	38
* Meridian Interstate Bancorp Inc.	1,445	38
Territorial Bancorp Inc.	1,809	37
Employers Holdings Inc.	1,746	37
Fidelity Southern Corp.	2,742	37
Fox Chase Bancorp Inc.	2,276	37
* Franklin Financial Corp.	1,819	36
* United Community Financial Corp.	9,207	36
Sierra Bancorp	2,283	36
Solar Senior Capital Ltd.	2,152	36
* MoneyGram International Inc.	2,736	36
Firsthand Technology Value Fund Inc.	1,709	36
* NewBridge Bancorp	4,709	35
Horizon Bancorp	1,634	35
LTC Properties Inc.	868	35
Armada Hoffler Properties Inc.	3,546	34

* GSV Capital Corp.	3,614	34
* INTL. FCStone Inc.	1,802	33
American National Bankshares Inc.	1,476	33
Independent Bank Group Inc.	706	33
* CU Bancorp	1,752	32
Seacoast Banking Corp. of Florida	2,989	32
Kansas City Life Insurance Co.	737	32
Merchants Bancshares Inc.	1,045	32
^ Stellus Capital Investment Corp.	2,248	32
Rexford Industrial Realty Inc.	2,253	32
Heritage Commerce Corp.	3,882	31
First Financial Northwest Inc.	2,824	31
HFF Inc. Class A	949	31
Glimcher Realty Trust	2,777	31
Crawford & Co. Class B	3,082	30
Capital City Bank Group Inc.	2,331	30
ESB Financial Corp.	2,393	30
Northrim BanCorp Inc.	1,213	30
MidWestOne Financial Group Inc.	1,266	30
* AV Homes Inc.	1,766	29
^ JAVELIN Mortgage Investment Corp.	2,167	29
MidSouth Bancorp Inc.	1,536	29
First Bancorp Inc.	1,786	29
* Sun Bancorp Inc.	7,546	28
Nicholas Financial Inc.	1,919	28
Bar Harbor Bankshares	1,099	28
* Heritage Oaks Bancorp	3,763	28
* BBX Capital Corp.	1,343	27
* Farmers Capital Bank Corp.	1,392	27
UMH Properties Inc.	2,666	26
Enterprise Bancorp Inc.	1,352	26
* First NBC Bank Holding Co.	775	26
EMC Insurance Group Inc.	839	26
National Interstate Corp.	897	25
NGP Capital Resources Co.	3,920	25
CatchMark Timber Trust Inc. Class A	1,891	25
* Home Bancorp Inc.	1,210	25
Intervest Bancshares Corp. Class A	3,343	25
* Hallmark Financial Services Inc.	2,514	25
Westfield Financial Inc.	3,388	24
Urstadt Biddle Properties Inc. Class A	1,178	24
* First Security Group Inc.	11,639	24
* Cascade Bancorp	5,417	24
Inland Real Estate Corp.	2,213	24
* Stonegate Mortgage Corp.	1,512	23
EastGroup Properties Inc.	361	23
Provident Financial Holdings Inc.	1,539	22
Macatawa Bank Corp.	4,426	22
Tower Group International Ltd.	9,915	21
C&F Financial Corp.	611	21
Century Bancorp Inc. Class A	636	21
LCNB Corp.	1,366	21
* Imperial Holdings Inc.	3,218	21
Independence Holding Co.	1,469	21
Ellington Residential Mortgage REIT	1,205	21
^ Horizon Technology Finance Corp.	1,536	21
Access National Corp.	1,363	20

Donegal Group Inc. Class A	1,382	20
Resource America Inc. Class A	2,271	19
Chemung Financial Corp.	672	19
JMP Group Inc.	2,927	19
* CommunityOne Bancorp	1,964	19
Clifton Bancorp Inc.	1,566	19
* Marcus & Millichap Inc.	911	19
Middleburg Financial Corp.	995	18
NASB Financial Inc.	783	18
WhiteHorse Finance Inc.	1,287	18
Hingham Institution for Savings	242	18
Blue Capital Reinsurance Holdings Ltd.	976	18
Investors Title Co.	246	17
Garrison Capital Inc.	1,121	16
* Tristate Capital Holdings Inc.	1,235	16
Waterstone Financial Inc.	1,505	16
* ConnectOne Bancorp Inc.	338	16
Gain Capital Holdings Inc.	2,052	16
ESSA Bancorp Inc.	1,439	15
Silvercrest Asset Management Group Inc. Class A	871	15
* VantageSouth Bancshares Inc.	2,342	14
Griffin Land & Nurseries Inc.	491	14
* UCP Inc.	1,034	14
* Tree.com Inc.	509	13
* Palmetto Bancshares Inc.	884	12
* JGWPT Holdings Inc. Class A	1,096	12
Capitala Finance Corp.	615	11
* Consumer Portfolio Services Inc.	1,324	10
CIFC Corp.	1,073	9
* Hampton Roads Bankshares Inc.	5,432	9
RCS Capital Corp.	332	9
Intersections Inc.	1,815	8
First Marblehead Corp.	1,749	7
* Fortegra Financial Corp.	1,032	7
* Regional Management Corp.	492	7
California First National Bancorp	363	6
* Tejon Ranch Co.	165	5
Doral Financial Corp.	1,218	5
* First Federal Bancshares of Arkansas Inc.	320	3
ZAIS Financial Corp.	85	1
* Tejon Ranch Co. Warrants Exp. 08/31/2016	22	—
		58,894
Health Care (4.7%)
* WellCare Health Plans Inc.	7,845	608
* Impax Laboratories Inc.	12,467	346
Owens & Minor Inc.	9,088	315
* Magellan Health Services Inc.	4,928	300
Kindred Healthcare Inc.	9,821	244
CONMED Corp.	5,036	226
* Wright Medical Group Inc.	7,330	223
* NuVasive Inc.	6,673	222
* Greatbatch Inc.	4,313	201
* NPS Pharmaceuticals Inc.	6,465	201
* Amsurg Corp. Class A	4,112	186
* PharMerica Corp.	5,389	146
Select Medical Holdings Corp.	8,151	123
* Hanger Inc.	3,564	108

*	Merit Medical Systems Inc.	7,711	108
*	Affymetrix Inc.	12,892	106
	National Healthcare Corp.	1,950	105
*	Orthofix International NV	3,313	105
*	Tornier NV	4,714	101
	Invacare Corp.	5,801	96
	HealthSouth Corp.	2,574	90
*	Spectrum Pharmaceuticals Inc.	11,477	89
*	Emergent Biosolutions Inc.	4,109	89
*	Integra LifeSciences Holdings Corp.	1,883	85
	Analogic Corp.	1,227	84
*	Amedisys Inc.	5,703	83
*	Nektar Therapeutics	6,983	82
*	Omnicell Inc.	2,856	76
*	Horizon Pharma Inc.	5,242	74
*	Triple-S Management Corp. Class B	4,044	72
*,^ Rockwell Medical Inc.		6,124	69
*	Albany Molecular Research Inc.	4,292	68
*	OraSure Technologies Inc.	10,306	65
*	AngioDynamics Inc.	4,447	64
*	BioScrip Inc.	7,973	63
*	Cambrex Corp.	2,868	62
*	Symmetry Medical Inc.	6,693	59
*	Geron Corp.	28,242	59
*	Natus Medical Inc.	2,339	58
	Universal American Corp.	7,187	57
*	Prothena Corp. plc	2,626	55
*	Rigel Pharmaceuticals Inc.	16,077	53
*	Cynosure Inc. Class A	2,337	51
*	InterMune Inc.	1,271	50
*	Pacific Biosciences of California Inc.	9,409	47
*	LHC Group Inc.	2,259	46
*	RTI Surgical Inc.	10,455	45
*	ImmunoGen Inc.	3,693	44
*	Anika Therapeutics Inc.	930	44
	Pozen Inc.	5,017	43
*	Five Star Quality Care Inc.	8,024	42
*	Chindex International Inc.	1,739	41
	CryoLife Inc.	4,502	40
*	Healthways Inc.	2,218	38
*	Derma Sciences Inc.	3,475	35
*	Alnylam Pharmaceuticals Inc.	591	35
*	XenoPort Inc.	8,402	34
*	Exactech Inc.	1,397	33
*	Surgical Care Affiliates Inc.	1,069	31
*	Almost Family Inc.	1,458	30
*,^ Arena Pharmaceuticals Inc.		4,833	30
*	Cross Country Healthcare Inc.	4,828	28
*	Cutera Inc.	2,735	27
*	Addus HomeCare Corp.	910	21
*	Pernix Therapeutics Holdings Inc.	2,815	20
*	Targacept Inc.	5,208	20
*	Harvard Bioscience Inc.	4,509	19
*	Momenta Pharmaceuticals Inc.	1,443	18
*	Alphatec Holdings Inc.	11,567	17
*	Alliance HealthCare Services Inc.	568	17
*	National Research Corp. Class A	1,107	17

* Idenix Pharmaceuticals Inc.	2,376	15
* ACADIA Pharmaceuticals Inc.	719	15
* Celldex Therapeutics Inc.	1,010	15
* Sciclone Pharmaceuticals Inc.	2,825	14
* ICU Medical Inc.	230	14
* Medical Action Industries Inc.	1,661	11
* AVEO Pharmaceuticals Inc.	9,681	11
* Progenics Pharmaceuticals Inc.	2,546	10
* Ophthotech Corp.	236	10
* Harvard Apparatus Regenerative Technology Inc.	1,200	9
* Dynavax Technologies Corp.	6,380	9
* LDR Holding Corp.	385	9
* Retrophin Inc.	500	7
* XOMA Corp.	1,761	7
* PTC Therapeutics Inc.	297	7
Ensign Group Inc.	149	7
* Tandem Diabetes Care Inc.	420	7
* Curis Inc.	3,813	7
* Ultragenyx Pharmaceutical Inc.	173	7
* Staar Surgical Co.	410	6
* Revance Therapeutics Inc.	182	6
* Cytokinetics Inc.	1,130	6
* Intrexon Corp.	265	6
* Karyopharm Therapeutics Inc.	209	5
* Relypsa Inc.	232	5
Enzon Pharmaceuticals Inc.	5,954	5
* Agios Pharmaceuticals Inc.	152	5
* Cytori Therapeutics Inc.	2,204	5
* Acceleron Pharma Inc.	170	5
* Oxford Immunotec Global plc	283	5
* Aratana Therapeutics Inc.	345	5
* Navidea Biopharmaceuticals Inc.	2,968	5
* Aerie Pharmaceuticals Inc.	296	5
* Auspex Pharmaceuticals Inc.	211	4
* Foundation Medicine Inc.	185	4
* Inogen Inc.	228	4
* Kindred Biosciences Inc.	226	4
* Bluebird Bio Inc.	151	4
* Xencor Inc.	383	3
* Lexicon Pharmaceuticals Inc.	2,464	3
* MacroGenics Inc.	155	3
* Immunomedics Inc.	711	2
* Esperion Therapeutics Inc.	147	2
* OncoMed Pharmaceuticals Inc.	97	2
* USMD Holdings Inc.	170	2
* Veracyte Inc.	136	2
* Five Prime Therapeutics Inc.	150	2
* Cara Therapeutics Inc.	141	2
* Genocea Biosciences Inc.	102	2
* Skilled Healthcare Group Inc.	249	2
* Concert Pharmaceuticals Inc.	175	2
* GlycoMimetics Inc.	211	2
* Flexion Therapeutics Inc.	118	2
* Dicerna Pharmaceuticals Inc.	92	1
* Celladon Corp.	166	1
* Vical Inc.	1,191	1
* Eleven Biotherapeutics Inc.	120	1

*	BIND Therapeutics Inc.	141	1
*	Egalet Corp.	88	1
*	Eagle Pharmaceuticals Inc.	88	1
*	Cellular Dynamics International Inc.	86	1
*	Biolase Inc.	480	1
*	Argos Therapeutics Inc.	110	1
*	SIGA Technologies Inc.	326	1
*	Arqule Inc.	596	1
*	Trevena Inc.	194	1
*	Conatus Pharmaceuticals Inc.	134	1
*	Onconova Therapeutics Inc.	133	1
*	TetraLogic Pharmaceuticals Corp.	94	—
			6,922
Materials & Processing (5.1%)
	Axiall Corp.	12,536	579
	Sensient Technologies Corp.	8,987	492
	Minerals Technologies Inc.	6,261	388
	Commercial Metals Co.	20,991	373
*	Stillwater Mining Co.	21,210	357
	Kaiser Aluminum Corp.	3,434	235
	Simpson Manufacturing Co. Inc.	6,758	225
	Globe Specialty Metals Inc.	11,055	221
*	Resolute Forest Products Inc.	12,688	190
	A Schulman Inc.	5,338	188
	Universal Forest Products Inc.	3,585	174
	OM Group Inc.	5,419	167
*	Intrepid Potash Inc.	9,919	161
*	RTI International Metals Inc.	5,682	152
*	AK Steel Holding Corp.	24,786	152
*	Horsehead Holding Corp.	9,103	151
*	Kraton Performance Polymers Inc.	5,900	147
	Hecla Mining Co.	52,416	145
	Olin Corp.	4,883	133
	Quaker Chemical Corp.	1,797	133
*	Century Aluminum Co.	9,322	127
	Neenah Paper Inc.	2,594	127
	Quanex Building Products Corp.	6,719	120
	Haynes International Inc.	2,236	119
	Schnitzer Steel Industries Inc.	4,416	110
*	Louisiana-Pacific Corp.	6,972	99
	Myers Industries Inc.	4,430	94
	LB Foster Co. Class A	1,840	94
*	Gibraltar Industries Inc.	5,560	88
	Griffon Corp.	7,541	88
	Comfort Systems USA Inc.	5,001	83
*	Coeur Mining Inc.	11,463	78
	NN Inc.	3,182	78
*,^ Molycorp Inc.		26,961	75
	Stepan Co.	1,380	74
	Aceto Corp.	3,971	69
	Belden Inc.	933	67
	Schweitzer-Mauduit International Inc.	1,567	65
*	Unifi Inc.	2,684	62
	Materion Corp.	1,809	62
*	Northwest Pipe Co.	1,694	61
	Tredegar Corp.	2,814	60
*	LSB Industries Inc.	1,545	59

Dynamic Materials Corp.	2,560	56
* Allied Nevada Gold Corp.	19,232	53
FutureFuel Corp.	3,079	53
* Clearwater Paper Corp.	832	52
Zep Inc.	2,630	46
Apogee Enterprises Inc.	1,478	44
* Universal Stainless & Alloy Products Inc.	1,285	39
Ampco-Pittsburgh Corp.	1,577	34
LSI Industries Inc.	4,055	32
Olympic Steel Inc.	1,253	30
* UFP Technologies Inc.	1,038	25
Chase Corp.	821	25
* Texas Industries Inc.	278	24
PH Glatfelter Co.	863	23
* Ur-Energy Inc.	18,146	22
Oil-Dri Corp. of America	671	22
* Shiloh Industries Inc.	1,140	21
Noranda Aluminum Holding Corp.	6,290	20
Global Brass & Copper Holdings Inc.	1,166	19
* Penford Corp.	1,500	18
* Continental Building Products Inc.	855	13
* General Moly Inc.	11,238	11
NL Industries Inc.	1,272	11
Innospec Inc.	251	11
* NCI Building Systems Inc.	543	9
* Stock Building Supply Holdings Inc.	450	9
* Installed Building Products Inc.	438	6
* Taminco Corp.	275	6
Wausau Paper Corp.	424	4
* Marrone Bio Innovations Inc.	361	4
Insteel Industries Inc.	196	4
KMG Chemicals Inc.	236	4
* Ply Gem Holdings Inc.	289	3
Culp Inc.	177	3
* Handy & Harman Ltd.	114	2
Compx International Inc.	190	2
* Midway Gold Corp.	2,007	2
United States Lime & Minerals Inc.	19	1
		7,485
Other (0.0%)
* Leap Wireless International Inc CVR	7,564	19

Producer Durables (14.4%)
* Esterline Technologies Corp.	5,647	629
Curtiss-Wright Corp.	8,409	560
EMCOR Group Inc.	12,054	537
* Moog Inc. Class A	7,390	533
Bristow Group Inc.	6,492	493
Actuant Corp. Class A	13,144	467
* Teledyne Technologies Inc.	4,624	438
* JetBlue Airways Corp.	43,924	424
* Darling Ingredients Inc.	20,800	416
Convergys Corp.	18,869	412
EnerSys Inc.	5,816	402
Barnes Group Inc.	9,652	361
Scorpio Tankers Inc.	33,637	305
United Stationers Inc.	7,385	294

Tetra Tech Inc.	10,913	290
* Orbital Sciences Corp.	10,920	286
* Itron Inc.	7,183	276
Mobile Mini Inc.	6,291	274
ABM Industries Inc.	9,944	271
* Korn/Ferry International	8,851	269
Watts Water Technologies Inc. Class A	4,803	268
* PHH Corp.	10,380	264
Granite Construction Inc.	7,062	251
* Huron Consulting Group Inc.	3,670	249
* Greenbrier Cos. Inc.	4,389	244
* FTI Consulting Inc.	7,326	236
CIRCOR International Inc.	3,002	229
Brady Corp. Class A	8,386	228
Gulfmark Offshore Inc.	4,846	225
Steelcase Inc. Class A	13,564	222
* GrafTech International Ltd.	21,227	222
General Cable Corp.	8,352	213
* Tutor Perini Corp.	6,691	205
ArcBest Corp.	4,617	197
* Scorpio Bulkers Inc.	20,544	189
Ship Finance International Ltd.	10,049	186
Deluxe Corp.	3,227	181
Briggs & Stratton Corp.	8,693	179
* XPO Logistics Inc.	7,018	176
AAR Corp.	7,171	174
* Atlas Air Worldwide Holdings Inc.	4,692	172
Cubic Corp.	3,334	162
Albany International Corp.	4,298	160
Encore Wire Corp.	3,268	159
* Electronics For Imaging Inc.	3,879	158
Werner Enterprises Inc.	5,944	157
* Wabash National Corp.	11,422	156
G&K Services Inc. Class A	2,990	155
* Navigant Consulting Inc.	9,145	154
* EnPro Industries Inc.	2,055	151
* Aegion Corp. Class A	6,264	150
Astec Industries Inc.	3,750	150
* Hawaiian Holdings Inc.	9,413	145
* Sykes Enterprises Inc.	7,117	144
TAL International Group Inc.	3,269	143
* Ascent Capital Group Inc. Class A	2,229	138
Standex International Corp.	1,854	137
GasLog Ltd.	5,818	136
Nordic American Tankers Ltd.	16,372	134
* ICF International Inc.	3,577	133
* Rush Enterprises Inc. Class A	3,967	132
* Modine Manufacturing Co.	8,557	131
* Wesco Aircraft Holdings Inc.	5,851	127
* ACCO Brands Corp.	20,601	124
Aircastle Ltd.	7,347	123
* Engility Holdings Inc.	3,114	120
UniFirst Corp.	1,188	118
ESCO Technologies Inc.	3,424	115
American Railcar Industries Inc.	1,744	114
* Dycom Industries Inc.	3,771	112
* Aerovironment Inc.	3,357	108

Powell Industries Inc.	1,670	103
Marten Transport Ltd.	4,244	102
SkyWest Inc.	8,921	102
Textainer Group Holdings Ltd.	2,572	100
* YRC Worldwide Inc.	4,389	98
* PHI Inc.	2,135	96
* MYR Group Inc.	3,802	95
Quad/Graphics Inc.	4,531	95
Kimball International Inc. Class B	5,880	95
* Monster Worldwide Inc.	16,401	93
* Lydall Inc.	3,158	87
Kelly Services Inc. Class A	4,876	87
Resources Connection Inc.	6,960	86
Columbus McKinnon Corp.	3,021	85
* Air Transport Services Group Inc.	9,324	85
* RPX Corp.	5,054	82
Celadon Group Inc.	3,470	81
McGrath RentCorp	2,360	81
Argan Inc.	2,525	77
Kadant Inc.	2,027	77
* Great Lakes Dredge & Dock Corp.	9,790	75
Knightsbridge Tankers Ltd.	5,616	74
Kaman Corp.	1,706	73
Ennis Inc.	4,711	71
Brink's Co.	2,532	68
* Kratos Defense & Security Solutions Inc.	7,865	67
Alamo Group Inc.	1,275	66
Heidrick & Struggles International Inc.	3,238	60
* Zygo Corp.	3,103	60
FreightCar America Inc.	2,248	58
* CBIZ Inc.	6,636	57
* Orion Marine Group Inc.	4,874	55
* Layne Christensen Co.	3,563	54
* Titan Machinery Inc.	3,078	54
Global Power Equipment Group Inc.	3,168	52
Knoll Inc.	2,918	51
Schawk Inc. Class A	2,502	51
Twin Disc Inc.	1,555	50
* Ducommun Inc.	1,894	48
VSE Corp.	769	48
NACCO Industries Inc. Class A	876	48
* Republic Airways Holdings Inc.	4,441	47
UTi Worldwide Inc.	4,717	46
* GenCorp Inc.	2,454	46
* CAI International Inc.	2,042	45
Heartland Express Inc.	2,058	44
* Roadrunner Transportation Systems Inc.	1,676	44
* CRA International Inc.	1,903	43
Miller Industries Inc.	2,097	43
Teekay Tankers Ltd. Class A	11,611	42
* Patriot Transportation Holding Inc.	1,227	42
* AM Castle & Co.	3,251	39
Titan International Inc.	2,413	38
* Quality Distribution Inc.	2,603	37
* Vishay Precision Group Inc.	2,314	37
CDI Corp.	2,637	37
Littelfuse Inc.	402	35

*	PRGX Global Inc.	5,385	34
*	TeleTech Holdings Inc.	1,299	34
	Hurco Cos. Inc.	1,204	33
*	CHC Group Ltd.	4,675	33
	Marlin Business Services Corp.	1,547	32
	Gorman-Rupp Co.	1,002	32
	Spartan Motors Inc.	6,431	32
	Multi-Color Corp.	895	31
	Applied Industrial Technologies Inc.	630	30
*	Furmanite Corp.	2,627	29
	Hardinge Inc.	2,195	28
	Electro Rent Corp.	1,691	27
	Houston Wire & Cable Co.	2,271	27
*	Sterling Construction Co. Inc.	2,842	26
*	Global Sources Ltd.	3,095	25
	International Shipholding Corp.	1,040	25
*	Vicor Corp.	3,332	25
*,^ Energy Recovery Inc.		4,682	24
*	LMI Aerospace Inc.	1,745	24
*	SP Plus Corp.	1,011	24
*	Frontline Ltd.	10,486	24
	Ceco Environmental Corp.	1,620	23
	Preformed Line Products Co.	440	23
*	Measurement Specialties Inc.	351	22
	Hackett Group Inc.	3,379	21
*	PMFG Inc.	3,899	20
	Franklin Electric Co. Inc.	459	18
	HNI Corp.	458	17
*	API Technologies Corp.	6,014	17
*	Tecumseh Products Co.	3,445	17
*	TRC Cos. Inc.	3,016	16
*	OSI Systems Inc.	277	16
*	American Superconductor Corp.	9,344	13
*	Ultrapetrol Bahamas Ltd.	4,092	12
*	FARO Technologies Inc.	286	12
*	Commercial Vehicle Group Inc.	1,165	11
	Kforce Inc.	392	9
*	Advanced Energy Industries Inc.	397	8
*	Control4 Corp.	453	8
*	Swisher Hygiene Inc.	18,656	7
	Douglas Dynamics Inc.	312	5
*	ExOne Co.	178	5
*	Casella Waste Systems Inc. Class A	627	3
*	Erickson Inc.	196	3
*	Accuride Corp.	440	2
*	Heritage-Crystal Clean Inc.	127	2
*	Odyssey Marine Exploration Inc.	953	1
			21,215
Technology (9.3%)
*	TriQuint Semiconductor Inc.	26,420	411
*	DigitalGlobe Inc.	13,377	406
*	Finisar Corp.	16,780	399
	Mentor Graphics Corp.	17,128	363
*	International Rectifier Corp.	12,534	336
	Intersil Corp. Class A	23,151	326
*	SYNNEX Corp.	4,764	315
*	Sanmina Corp.	15,052	306

* CACI International Inc. Class A	4,199	300
MKS Instruments Inc.	9,645	278
* Plexus Corp.	6,199	259
* Entegris Inc.	21,532	247
* Acxiom Corp.	10,087	229
* Benchmark Electronics Inc.	9,877	229
* Integrated Device Technology Inc.	16,737	223
* NETGEAR Inc.	6,641	218
Tessera Technologies Inc.	9,579	215
Anixter International Inc.	2,050	211
* Unisys Corp.	8,847	208
* Insight Enterprises Inc.	7,489	204
* OmniVision Technologies Inc.	8,939	201
* ScanSource Inc.	5,032	187
* Veeco Instruments Inc.	5,520	184
* Spansion Inc. Class A	8,585	164
* QLogic Corp.	16,161	161
* Cirrus Logic Inc.	6,832	151
* PMC-Sierra Inc.	21,159	150
* Newport Corp.	7,080	131
* Super Micro Computer Inc.	6,065	130
* Amkor Technology Inc.	12,646	128
ManTech International Corp. Class A	4,315	127
* Bankrate Inc.	8,380	127
* II-VI Inc.	9,412	127
* Rogers Corp.	2,027	126
* Harmonic Inc.	17,354	126
* ICG Group Inc.	6,443	124
* Lattice Semiconductor Corp.	15,555	123
* Sonus Networks Inc.	32,299	119
Brooks Automation Inc.	12,059	117
* Rofin-Sinar Technologies Inc.	4,768	111
CTS Corp.	6,073	106
Acacia Research Corp.	6,360	103
* Progress Software Corp.	4,726	103
Park Electrochemical Corp.	3,777	101
* Cray Inc.	3,572	100
* Fabrinet	5,137	98
* Photronics Inc.	11,018	97
* Checkpoint Systems Inc.	7,436	97
* Digital River Inc.	6,060	95
* Perficient Inc.	5,277	93
* Ciena Corp.	4,789	93
Methode Electronics Inc.	2,948	92
Comtech Telecommunications Corp.	2,791	91
* Microsemi Corp.	3,738	91
ADTRAN Inc.	3,760	84
American Science & Engineering Inc.	1,245	84
* Xcerra Corp.	8,581	83
* ARRIS Group Inc.	2,474	82
* Emulex Corp.	14,585	78
* Integrated Silicon Solution Inc.	5,407	76
CSG Systems International Inc.	2,775	73
* TTM Technologies Inc.	9,572	72
Black Box Corp.	2,926	71
* FormFactor Inc.	9,689	70
* Internap Network Services Corp.	9,691	69

* ShoreTel Inc.	9,864	69
* GSI Group Inc.	5,643	68
* Mercury Systems Inc.	5,815	68
EarthLink Holdings Corp.	18,684	68
* Extreme Networks Inc.	16,858	67
Daktronics Inc.	5,218	65
* CIBER Inc.	13,886	65
Epiq Systems Inc.	5,343	64
* RF Micro Devices Inc.	6,582	62
* Intralinks Holdings Inc.	6,949	61
* Ceva Inc.	3,780	59
* Seachange International Inc.	5,899	57
* Sparton Corp.	1,904	56
* Entropic Communications Inc.	16,138	53
* Oplink Communications Inc.	3,109	52
* Blucora Inc.	2,725	52
Bel Fuse Inc. Class B	1,840	50
* Kemet Corp.	8,418	50
Cohu Inc.	4,617	50
IXYS Corp.	4,338	49
* Inphi Corp.	3,051	46
* Rudolph Technologies Inc.	4,843	46
* ARC Document Solutions Inc.	7,037	44
* Quantum Corp.	37,726	43
* Aspen Technology Inc.	994	43
* Coherent Inc.	690	41
* Digi International Inc.	4,620	41
* Diodes Inc.	1,463	40
* Kopin Corp.	12,416	39
* Agilysys Inc.	2,654	39
* KEYW Holding Corp.	3,623	38
* Axcelis Technologies Inc.	20,277	38
* Pericom Semiconductor Corp.	4,262	38
* Aeroflex Holding Corp.	3,623	38
PC Connection Inc.	1,740	36
* Fusion-io Inc.	4,535	36
* Dealertrack Technologies Inc.	896	36
* VASCO Data Security International Inc.	3,170	35
* Ultra Clean Holdings Inc.	4,156	34
* ePlus Inc.	597	34
* Vringo Inc.	10,268	34
* RealNetworks Inc.	4,192	32
* Demand Media Inc.	6,821	31
* DSP Group Inc.	3,687	31
Electro Scientific Industries Inc.	4,219	31
* Procera Networks Inc.	3,124	30
* Numerex Corp. Class A	2,642	30
Plantronics Inc.	654	30
Tessco Technologies Inc.	952	29
* Rubicon Technology Inc.	3,397	29
* TeleCommunication Systems Inc. Class A	8,875	28
United Online Inc.	2,466	27
* Alpha & Omega Semiconductor Ltd.	3,239	27
* Bazaarvoice Inc.	3,989	26
* ModusLink Global Solutions Inc.	7,018	25
Ebix Inc.	1,540	24
* Sapiens International Corp. NV	3,020	24

* Nanometrics Inc.	1,374	24
* Audience Inc.	1,798	22
* Imation Corp.	6,339	22
Richardson Electronics Ltd.	2,119	22
* Limelight Networks Inc.	9,895	22
* GSI Technology Inc.	3,829	22
PC-Tel Inc.	2,947	21
* Infinera Corp.	2,256	21
* Westell Technologies Inc. Class A	8,292	20
* Sigma Designs Inc.	5,714	20
* Telenav Inc.	3,310	18
* NeoPhotonics Corp.	3,763	18
* TechTarget Inc.	2,164	17
* Multi-Fineline Electronix Inc.	1,635	17
* Radisys Corp.	5,170	17
* ANADIGICS Inc.	15,343	17
* Gigamon Inc.	929	16
* Endurance International Group Holdings Inc.	1,071	14
* RingCentral Inc. Class A	1,025	12
* Aviat Networks Inc.	11,416	12
* RetailMeNot Inc.	420	11
* Benefitfocus Inc.	248	9
* Calix Inc.	1,096	9
* Hutchinson Technology Inc.	3,899	8
* Violin Memory Inc.	2,175	7
* Wix.com Ltd.	406	7
* Cvent Inc.	280	7
* Vocera Communications Inc.	522	7
* Varonis Systems Inc.	255	6
* Rocket Fuel Inc.	246	6
* Luxoft Holding Inc. Class A	187	6
* Textura Corp.	289	6
* Barracuda Networks Inc.	205	6
* Applied Optoelectronics Inc.	248	5
* Viasystems Group Inc.	511	5
* KVH Industries Inc.	369	5
* Cyan Inc.	1,001	4
* Mavenir Systems Inc.	275	4
* Lionbridge Technologies Inc.	637	4
* MoSys Inc.	1,023	3
* PLX Technology Inc.	586	3
* Immersion Corp.	297	3
QAD Inc. Class A	121	3
* Glu Mobile Inc.	672	2
* Unwired Planet Inc.	1,095	2
* Actuate Corp.	471	2
* Covisint Corp.	364	2
* M/A-COM Technology Solutions Holdings Inc.	99	2
* Tremor Video Inc.	308	1
* YuMe Inc.	220	1
* Revolution Lighting Technologies Inc.	316	1
		13,678
Utilities (7.0%)
* Dynegy Inc. Class A	17,959	605
Cleco Corp.	10,856	565
IDACORP Inc.	9,021	495
Piedmont Natural Gas Co. Inc.	13,563	485

Black Hills Corp.	7,982	460
Portland General Electric Co.	13,592	449
Southwest Gas Corp.	8,321	436
UNS Energy Corp.	6,984	423
New Jersey Resources Corp.	7,503	413
PNM Resources Inc.	14,306	407
ALLETE Inc.	7,605	378
WGL Holdings Inc.	9,286	376
UIL Holdings Corp.	10,140	375
Avista Corp.	10,761	337
NorthWestern Corp.	6,838	328
El Paso Electric Co.	7,312	279
Laclede Group Inc.	5,940	277
South Jersey Industries Inc.	4,725	272
MGE Energy Inc.	6,301	236
Northwest Natural Gas Co.	4,891	221
American States Water Co.	6,369	193
NRG Yield Inc. Class A	4,085	192
California Water Service Group	8,614	190
Otter Tail Corp.	6,546	187
Empire District Electric Co.	7,701	185
Pattern Energy Group Inc. Class A	3,974	121
Chesapeake Utilities Corp.	1,743	114
* Iridium Communications Inc.	13,856	110
* Vonage Holdings Corp.	28,116	107
* Cincinnati Bell Inc.	25,522	101
Ormat Technologies Inc.	3,195	95
* Premiere Global Services Inc.	6,966	91
Unitil Corp.	2,491	83
Atlantic Power Corp.	21,568	73
Connecticut Water Service Inc.	1,942	62
Middlesex Water Co.	2,949	60
USA Mobility Inc.	3,900	60
SJW Corp.	2,094	57
Inteliquent Inc.	3,684	55
* Hawaiian Telcom Holdco Inc.	1,926	54
* ORBCOMM Inc.	7,515	48
* Cbeyond Inc.	4,740	47
* Pendrell Corp.	25,610	41
West Corp.	1,351	36
Artesian Resources Corp. Class A	1,414	32
Consolidated Water Co. Ltd.	2,738	28
Delta Natural Gas Co. Inc.	1,282	25
* Boingo Wireless Inc.	3,462	24
* Pike Corp.	2,208	20
* Genie Energy Ltd. Class B	2,409	19
* magicJack VocalTec Ltd.	1,129	16
* NII Holdings Inc.	31,193	15
* Gogo Inc.	814	15
York Water Co.	654	13
Shenandoah Telecommunications Co.	477	13
* FairPoint Communications Inc.	471	7
* Towerstream Corp.	2,572	5
* inContact Inc.	557	5
IDT Corp. Class B	160	3

* Straight Path Communications Inc. Class B			75	1
				10,420
Total Common Stocks (Cost $141,622)				147,041
	Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.112%		916,077	916

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.093%	7/18/14	100	100
Total Temporary Cash Investments (Cost $1,016)				1,016
Total Investments (100.4%) (Cost $142,638)				148,057
Other Assets and Liabilities-Net (-0.4%)[3]				(590)
Net Assets (100%)				147,467
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $836,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $916,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Russell 2000 Value Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	147,022	—	19
Temporary Cash Investments	916	100	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	147,937	100	19
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2014	1	113	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $142,681,000. Net unrealized appreciation of investment securities for tax purposes was $5,376,000, consisting of unrealized gains of $11,300,000 on securities that had risen in value since their purchase and $5,924,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (16.6%)
* Tenneco Inc.	19,383	1,236
Brunswick Corp.	27,266	1,175
* Buffalo Wild Wings Inc.	6,004	868
Sotheby's	21,860	863
Pool Corp.	14,912	861
Wolverine World Wide Inc.	32,124	831
Vail Resorts Inc.	11,494	801
Cheesecake Factory Inc.	16,041	736
* Lumber Liquidators Holdings Inc.	8,792	683
Sinclair Broadcast Group Inc. Class A	21,870	647
* Grand Canyon Education Inc.	14,529	640
Cracker Barrel Old Country Store Inc.	6,283	632
Jack in the Box Inc.	10,694	617
* Steven Madden Ltd.	19,263	614
HSN Inc.	10,821	602
* ANN Inc.	15,079	586
* Asbury Automotive Group Inc.	8,779	567
Lithia Motors Inc. Class A	7,094	556
Ryland Group Inc.	14,738	556
PriceSmart Inc.	6,034	553
Monro Muffler Brake Inc.	9,987	539
Hillenbrand Inc.	17,511	530
* Conversant Inc.	21,473	506
Texas Roadhouse Inc. Class A	19,890	503
* Shutterfly Inc.	12,219	503
Pier 1 Imports Inc.	26,736	471
* Gentherm Inc.	11,264	463
* Outerwall Inc.	6,527	462
KB Home	26,892	443
* Hibbett Sports Inc.	8,368	440
Nexstar Broadcasting Group Inc. Class A	9,397	437
* Dorman Products Inc.	8,122	432
* Pinnacle Entertainment Inc.	17,415	430
* Vistaprint NV	10,500	420
Papa John's International Inc.	9,666	419
* Vitamin Shoppe Inc.	9,692	417
* Genesco Inc.	5,525	414
* Meritage Homes Corp.	10,301	413
^ Buckle Inc.	8,921	400
* Krispy Kreme Doughnuts Inc.	20,888	394
* Five Below Inc.	10,472	379
Churchill Downs Inc.	4,389	378
* Restoration Hardware Holdings Inc.	5,668	377
Sturm Ruger & Co. Inc.	6,193	375
* Bloomin' Brands Inc.	17,821	371
* Life Time Fitness Inc.	6,863	365
* Crocs Inc.	24,390	364
Drew Industries Inc.	7,346	356
* Express Inc.	27,476	346

*	Conn's Inc.	7,190	335
*	Popeyes Louisiana Kitchen Inc.	7,638	328
*	Select Comfort Corp.	16,713	310
*	G-III Apparel Group Ltd.	4,070	298
*	Sonic Corp.	14,275	297
*	Constant Contact Inc.	9,807	290
*	Fiesta Restaurant Group Inc.	7,157	288
*	Iconix Brand Group Inc.	6,815	286
*	Red Robin Gourmet Burgers Inc.	3,955	285
*	Tumi Holdings Inc.	15,327	284
*	Smith & Wesson Holding Corp.	17,833	283
*	American Axle & Manufacturing Holdings Inc.	14,894	276
	Oxford Industries Inc.	4,303	275
*	Multimedia Games Holding Co. Inc.	9,206	265
	Interval Leisure Group Inc.	12,602	258
*	BJ's Restaurants Inc.	7,871	249
*	Boyd Gaming Corp.	22,177	243
	Brown Shoe Co. Inc.	8,563	241
*	LifeLock Inc.	20,663	232
*	Winnebago Industries Inc.	8,952	222
*	Caesars Entertainment Corp.	12,109	221
	DineEquity Inc.	2,767	220
*	Francesca's Holdings Corp.	14,030	215
*	TiVo Inc.	17,017	203
	Capella Education Co.	3,530	202
*	K12 Inc.	8,675	199
*	American Public Education Inc.	5,622	199
*	Mattress Firm Holding Corp.	4,291	193
*	Strayer Education Inc.	3,494	191
	Standard Motor Products Inc.	4,539	188
*	Elizabeth Arden Inc.	6,942	188
*	Vera Bradley Inc.	6,912	186
*	Zumiez Inc.	6,743	185
*	Quiksilver Inc.	30,860	183
*	Libbey Inc.	6,706	181
*	Chuy's Holdings Inc.	5,183	169
*	Move Inc.	12,733	167
*	HealthStream Inc.	6,430	165
*	Rentrak Corp.	3,141	162
	Ethan Allen Interiors Inc.	6,809	160
	Matthews International Corp. Class A	3,880	159
	Arctic Cat Inc.	4,209	157
	Finish Line Inc. Class A	5,392	155
*	Cavco Industries Inc.	2,002	154
	Nutrisystem Inc.	9,183	152
*	Bright Horizons Family Solutions Inc.	3,789	148
*	Cumulus Media Inc. Class A	23,136	146
*	Stamps.com Inc.	4,396	142
	Penske Automotive Group Inc.	3,044	142
	Ruth's Hospitality Group Inc.	11,441	140
*	Denny's Corp.	21,450	139
*	RealD Inc.	11,225	133
*,^ ITT Educational Services Inc.		7,462	129
	Children's Place Retail Stores Inc.	2,528	122
*	Blue Nile Inc.	3,963	122
*	Hovnanian Enterprises Inc. Class A	25,476	120
*	William Lyon Homes Class A	4,453	117

	Inter Parfums Inc.	3,706	111
	La-Z-Boy Inc.	4,401	107
*	Shutterstock Inc.	1,641	107
*	Nautilus Inc.	9,853	107
*	Scientific Games Corp. Class A	11,406	102
*	XO Group Inc.	8,737	100
*	Office Depot Inc.	19,356	99
*	Aeropostale Inc.	25,060	98
	Entravision Communications Corp. Class A	17,954	96
	Carriage Services Inc. Class A	5,124	94
*	American Woodmark Corp.	3,373	93
	Dana Holding Corp.	4,195	93
	Destination Maternity Corp.	3,965	92
*	Bravo Brio Restaurant Group Inc.	5,754	91
	MDC Partners Inc. Class A	4,311	91
*	Beazer Homes USA Inc.	4,599	90
	National CineMedia Inc.	5,637	88
*	Tile Shop Holdings Inc.	5,851	87
*	Jos A Bank Clothiers Inc.	1,323	86
	Sonic Automotive Inc. Class A	3,216	85
*	Houghton Mifflin Harcourt Co.	4,582	84
*	Angie's List Inc.	7,692	82
*	McClatchy Co. Class A	15,582	80
*	Christopher & Banks Corp.	11,516	79
*	Burlington Stores Inc.	2,726	77
*	Stoneridge Inc.	7,595	73
	MDC Holdings Inc.	2,527	72
*	Carmike Cinemas Inc.	2,096	72
*	Container Store Group Inc.	2,510	72
*	America's Car-Mart Inc.	1,961	71
	Cooper Tire & Rubber Co.	2,423	67
	Stein Mart Inc.	4,743	64
	Big 5 Sporting Goods Corp.	5,304	62
*	Tower International Inc.	2,003	61
*	Steiner Leisure Ltd.	1,497	60
*	Kirkland's Inc.	3,256	58
*	Jamba Inc.	5,362	57
*	Orbitz Worldwide Inc.	7,695	57
	ClubCorp Holdings Inc.	3,199	56
*	Overstock.com Inc.	3,581	55
*	Diamond Resorts International Inc.	2,782	54
	Cato Corp. Class A	1,813	52
*,^ Noodles & Co. Class A		1,533	51
*	M/I Homes Inc.	2,221	51
*	Vince Holding Corp.	1,799	50
*	ValueVision Media Inc. Class A	11,144	50
	Winmark Corp.	723	48
*	Franklin Covey Co.	2,082	45
*	Nathan's Famous Inc.	879	43
	Bon-Ton Stores Inc.	4,206	43
*	Del Frisco's Restaurant Group Inc.	1,565	42
*	Sears Hometown and Outlet Stores Inc.	1,860	41
	Haverty Furniture Cos. Inc.	1,547	39
	Bob Evans Farms Inc.	864	39
*	Rosetta Stone Inc.	3,845	38
*	Revlon Inc. Class A	1,171	37
*	AMC Entertainment Holdings Inc.	1,565	35

*	JTH Holding Inc. Class A	1,263	35
*	Ignite Restaurant Group Inc.	2,261	35
*	Malibu Boats Inc. Class A	1,749	35
*	Potbelly Corp.	2,179	34
*	1-800-Flowers.com Inc. Class A	6,166	34
*	Intrawest Resorts Holdings Inc.	2,733	31
*	Hemisphere Media Group Inc.	2,667	30
*	Pacific Sunwear of California Inc.	12,326	30
	Einstein Noah Restaurant Group Inc.	1,773	27
*	LGI Homes Inc.	1,678	27
*	Fox Factory Holding Corp.	1,551	27
*	Morgans Hotel Group Co.	3,349	26
*	Cenveo Inc.	8,298	25
	Blyth Inc.	2,889	25
*	Tilly's Inc. Class A	2,830	25
	Marine Products Corp.	3,140	24
*	Wet Seal Inc. Class A	28,916	24
*	Monarch Casino & Resort Inc.	1,418	23
*	WCI Communities Inc.	1,248	23
*	Universal Electronics Inc.	494	22
*	SFX Entertainment Inc.	2,946	22
*	New York & Co. Inc.	5,320	21
*	Care.com Inc.	1,898	20
*	ReachLocal Inc.	3,376	20
*	New Home Co. Inc.	1,621	20
	Saga Communications Inc. Class A	429	20
*	Norcraft Cos. Inc.	1,179	20
*	Chegg Inc.	3,391	19
*	Diversified Restaurant Holdings Inc.	3,593	16
*	Education Management Corp.	8,036	15
*	Barnes & Noble Inc.	773	14
*	Gray Television Inc.	1,223	14
*	Central Garden and Pet Co. Class A	1,432	11
	World Wrestling Entertainment Inc. Class A	953	11
	Lincoln Educational Services Corp.	2,789	11
	Movado Group Inc.	278	11
	National Presto Industries Inc.	100	7
*	Crown Media Holdings Inc. Class A	1,910	7
*	Citi Trends Inc.	215	4
*	EveryWare Global Inc.	3,209	4
	RG Barry Corp.	181	3
	Weyco Group Inc.	114	3
*,^ TRI Pointe Homes Inc.		204	3
	Gordmans Stores Inc.	577	3
	Beasley Broadcasting Group Inc. Class A	46	—
			43,565
Consumer Staples (4.7%)
*	Rite Aid Corp.	141,228	1,181
*	Hain Celestial Group Inc.	12,236	1,110
*	United Natural Foods Inc.	15,713	1,059
	Casey's General Stores Inc.	12,267	874
	Sanderson Farms Inc.	7,355	680
	B&G Foods Inc.	16,888	579
*	TreeHouse Foods Inc.	7,549	566
*	Boston Beer Co. Inc. Class A	2,637	565
	Spectrum Brands Holdings Inc.	6,851	534
	Lancaster Colony Corp.	5,898	527

*	Pilgrim's Pride Corp.	19,432	494
*	Susser Holdings Corp.	5,784	459
	J&J Snack Foods Corp.	4,772	447
*	SUPERVALU Inc.	48,215	360
	WD-40 Co.	4,959	358
	Vector Group Ltd.	14,920	312
	Cal-Maine Foods Inc.	4,056	283
*	Boulder Brands Inc.	18,015	244
	Tootsie Roll Industries Inc.	6,034	176
*	Annie's Inc.	4,373	143
*	USANA Health Sciences Inc.	1,930	139
*	Medifast Inc.	4,198	132
	Calavo Growers Inc.	3,957	124
	Coca-Cola Bottling Co. Consolidated	1,468	110
*	Chefs' Warehouse Inc.	5,327	98
	PetMed Express Inc.	6,368	85
	Limoneira Co.	3,218	75
*	National Beverage Corp.	3,644	67
	Snyder's-Lance Inc.	2,315	63
*	Natural Grocers by Vitamin Cottage Inc.	2,881	60
*	Inventure Foods Inc.	4,546	56
	Orchids Paper Products Co.	1,695	51
*	Vitacost.com Inc.	7,307	48
*	Lifevantage Corp.	33,823	45
	Female Health Co.	7,140	42
	Core-Mark Holding Co. Inc.	477	39
*	Farmer Bros Co.	1,905	38
*	Star Scientific Inc.	55,245	37
	Village Super Market Inc. Class A	1,390	34
*	Synutra International Inc.	5,268	30
	Alico Inc.	769	29
*	Seaboard Corp.	8	22
*	Lifeway Foods Inc.	1,463	19
*	PhotoMedex Inc.	1,450	18
*	Craft Brew Alliance Inc.	1,308	14
*	Fairway Group Holdings Corp.	1,990	12
*	Pantry Inc.	412	7
*	Omega Protein Corp.	418	6
			12,451
Energy (4.9%)
	Targa Resources Corp.	10,483	1,205
*	Kodiak Oil & Gas Corp.	84,968	1,082
*	Rosetta Resources Inc.	19,556	922
	SemGroup Corp. Class A	12,530	851
*	Carrizo Oil & Gas Inc.	12,437	715
*	GT Advanced Technologies Inc.	36,101	609
*	Diamondback Energy Inc.	6,772	511
*	Bonanza Creek Energy Inc.	9,377	503
*	SunPower Corp. Class A	14,208	474
*	Flotek Industries Inc.	15,250	433
	Western Refining Inc.	9,795	402
	CARBO Ceramics Inc.	2,753	379
*,^ Goodrich Petroleum Corp.		10,008	290
*	Rex Energy Corp.	14,450	287
*	Newpark Resources Inc.	22,262	251
	Delek US Holdings Inc.	7,760	241
*	Clean Energy Fuels Corp.	21,751	241

*	Geospace Technologies Corp.	4,117	209
*	Forum Energy Technologies Inc.	6,281	208
*	Synergy Resources Corp.	16,207	190
*	RigNet Inc.	3,783	179
*	Solazyme Inc.	16,832	168
*	Capstone Turbine Corp.	104,776	158
*	FuelCell Energy Inc.	63,385	148
	EXCO Resources Inc.	27,825	146
*	Gastar Exploration Inc.	18,081	134
*	Magnum Hunter Resources Corp.	17,235	132
*	Abraxas Petroleum Corp.	26,039	131
*	Approach Resources Inc.	6,276	123
*	EPL Oil & Gas Inc.	3,068	116
*	Bill Barrett Corp.	4,571	114
	Panhandle Oil and Gas Inc. Class A	2,071	114
*	Athlon Energy Inc.	2,590	113
*	PetroQuest Energy Inc.	17,227	106
*	RSP Permian Inc.	2,857	77
*	FX Energy Inc.	17,292	64
*	North Atlantic Drilling Ltd.	6,065	64
*	Arabian American Development Co.	5,901	62
*	VAALCO Energy Inc.	9,389	61
	Evolution Petroleum Corp.	5,425	61
*	EnerNOC Inc.	2,928	56
*	PowerSecure International Inc.	6,926	56
*	Matrix Service Co.	1,400	46
*	SEACOR Holdings Inc.	559	45
*	Enphase Energy Inc.	4,891	41
*	Triangle Petroleum Corp.	3,887	39
*	ION Geophysical Corp.	9,064	38
*	Isramco Inc.	280	36
*	Contango Oil & Gas Co.	811	35
	Walter Energy Inc.	6,984	34
*,^ Amyris Inc.		8,844	30
*	Sanchez Energy Corp.	817	28
*	Hornbeck Offshore Services Inc.	606	27
*	Jones Energy Inc.	1,425	25
*	TGC Industries Inc.	4,475	20
*	Quicksilver Resources Inc.	6,759	16
*	Renewable Energy Group Inc.	1,543	15
*	Forest Oil Corp.	5,333	13
*	REX American Resources Corp.	131	9
*,^ KiOR Inc.		15,494	7
*	Apco Oil and Gas International Inc.	375	5
*	Nuverra Environmental Solutions Inc.	197	3
*	ZaZa Energy Corp.	3,399	2
	Adams Resources & Energy Inc.	35	2
			12,902
Financial Services (9.7%)
*	WEX Inc.	12,362	1,190
*	Portfolio Recovery Associates Inc.	16,234	906
*,^ Zillow Inc. Class A		7,461	881
*	Euronet Worldwide Inc.	15,952	752
	Sovran Self Storage Inc.	9,564	735
	Fair Isaac Corp.	11,472	676
	MarketAxess Holdings Inc.	12,012	641
	Financial Engines Inc.	15,654	637

Sun Communities Inc.	12,924	626
National Health Investors Inc.	9,294	583
EastGroup Properties Inc.	9,023	574
Evercore Partners Inc. Class A	10,104	556
Strategic Hotels & Resorts Inc.	48,583	530
PS Business Parks Inc.	6,188	521
Potlatch Corp.	12,901	518
First Cash Financial Services Inc.	9,318	489
MGIC Investment Corp.	57,379	487
Heartland Payment Systems Inc.	11,694	485
Glimcher Realty Trust	41,404	456
Greenhill & Co. Inc.	8,999	447
Ryman Hospitality Properties Inc.	9,133	421
Cardtronics Inc.	14,433	418
Bank of the Ozarks Inc.	7,079	418
First Financial Bankshares Inc.	6,835	407
Virtus Investment Partners Inc.	2,165	399
Blackhawk Network Holdings Inc. Class B	16,255	399
LTC Properties Inc.	9,639	383
American Realty Capital Properties Inc.	30,292	376
Highwoods Properties Inc.	8,887	361
^ AmTrust Financial Services Inc.	7,998	342
Geo Group Inc.	10,012	341
WisdomTree Investments Inc.	32,331	336
Advent Software Inc.	10,425	315
BofI Holding Inc.	3,881	298
Healthcare Realty Trust Inc.	11,915	297
Credit Acceptance Corp.	2,272	297
HFF Inc. Class A	8,954	289
BGC Partners Inc. Class A	40,583	284
Encore Capital Group Inc.	6,237	270
Inland Real Estate Corp.	23,462	249
Alexander's Inc.	672	247
Cohen & Steers Inc.	6,008	243
Radian Group Inc.	16,615	240
EVERTEC Inc.	9,411	225
DuPont Fabros Technology Inc.	8,670	222
eHealth Inc.	5,879	216
CoreSite Realty Corp.	6,625	210
World Acceptance Corp.	2,472	195
Sabra Health Care REIT Inc.	6,205	182
Cass Information Systems Inc.	3,289	166
Universal Health Realty Income Trust	3,801	165
FXCM Inc. Class A	11,682	156
Washington REIT	5,958	154
Enstar Group Ltd.	1,078	152
GAMCO Investors Inc.	1,925	147
Employers Holdings Inc.	6,910	145
Argo Group International Holdings Ltd.	2,916	141
Westwood Holdings Group Inc.	2,246	132
Urstadt Biddle Properties Inc. Class A	6,037	125
Tejon Ranch Co.	4,087	124
Saul Centers Inc.	2,543	122
HCI Group Inc.	3,139	122
KCG Holdings Inc. Class A	10,024	120
Home BancShares Inc.	3,853	118
Infinity Property & Casualty Corp.	1,823	117

Diamond Hill Investment Group Inc.	889	108
* Ladenburg Thalmann Financial Services Inc.	32,737	99
Acadia Realty Trust	3,199	88
Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,185	87
* Ambac Financial Group Inc.	3,011	85
* Investors Bancorp Inc.	7,618	82
Empire State Realty Trust Inc.	4,874	80
* Springleaf Holdings Inc.	3,372	79
* Greenlight Capital Re Ltd. Class A	2,234	71
Oritani Financial Corp.	4,587	69
* Xoom Corp.	2,618	58
Kennedy-Wilson Holdings Inc.	2,058	51
Northfield Bancorp Inc.	3,873	50
* Planet Payment Inc.	14,059	40
Pzena Investment Management Inc. Class A	3,727	38
* Higher One Holdings Inc.	9,954	37
American Equity Investment Life Holding Co.	1,619	36
* Third Point Reinsurance Ltd.	2,104	32
* Tree.com Inc.	1,216	31
RE/MAX Holdings Inc.	1,040	30
Crawford & Co. Class B	2,969	29
ZAIS Financial Corp.	1,591	26
QTS Realty Trust Inc. Class A	884	26
* INTL. FCStone Inc.	1,376	25
Maiden Holdings Ltd.	2,053	25
Physicians Realty Trust	1,781	25
Main Street Capital Corp.	781	24
* Consumer Portfolio Services Inc.	3,218	24
* Essent Group Ltd.	1,139	23
Rexford Industrial Realty Inc.	1,609	23
* MoneyGram International Inc.	1,653	22
* Forestar Group Inc.	1,223	21
National Interstate Corp.	613	17
Investors Real Estate Trust	1,904	17
United Fire Group Inc.	605	17
* JGWPT Holdings Inc. Class A	1,478	16
* Health Insurance Innovations Inc. Class A	1,544	16
* Regional Management Corp.	861	12
* Marcus & Millichap Inc.	538	11
UMH Properties Inc.	1,017	10
Universal Insurance Holdings Inc.	758	9
Aviv REIT Inc.	301	8
Winthrop Realty Trust	544	8
* UCP Inc.	603	8
Fidelity & Guaranty Life	367	8
CatchMark Timber Trust Inc. Class A	555	7
Meadowbrook Insurance Group Inc.	742	5
Blue Capital Reinsurance Holdings Ltd.	272	5
* Meridian Interstate Bancorp Inc.	178	5
Silvercrest Asset Management Group Inc. Class A	256	4
Penns Woods Bancorp Inc.	81	4
Capitala Finance Corp.	187	3
* Blackhawk Network Holdings Inc.	114	3
* Hallmark Financial Services Inc.	259	3
RCS Capital Corp.	95	3
* First Federal Bancshares of Arkansas Inc.	299	2
Tower Group International Ltd.	1,119	2

*	Tejon Ranch Co. Warrants Exp. 08/31/2016	617	2
			25,525
Health Care (21.4%)
	Questcor Pharmaceuticals Inc.	16,532	1,490
*	athenahealth Inc.	11,707	1,486
*	Centene Corp.	17,340	1,292
*	Align Technology Inc.	23,304	1,273
*	InterMune Inc.	29,078	1,152
*	Team Health Holdings Inc.	21,886	1,111
*	Isis Pharmaceuticals Inc.	35,787	1,046
*	Alnylam Pharmaceuticals Inc.	17,463	1,035
	STERIS Corp.	18,870	1,010
*	Cepheid	21,481	968
	West Pharmaceutical Services Inc.	22,141	932
*	PAREXEL International Corp.	18,199	918
	HealthSouth Corp.	23,373	821
*	DexCom Inc.	22,632	764
*	Pacira Pharmaceuticals Inc.	9,528	739
*	Medidata Solutions Inc.	17,006	658
*	NPS Pharmaceuticals Inc.	20,631	642
*	Insulet Corp.	17,104	627
*	Thoratec Corp.	18,334	607
*	Air Methods Corp.	12,441	600
*	MWI Veterinary Supply Inc.	4,096	571
*	Intercept Pharmaceuticals Inc.	2,408	570
*	Puma Biotechnology Inc.	7,447	569
*	Medicines Co.	20,204	564
*	Prestige Brands Holdings Inc.	16,343	559
*	Haemonetics Corp.	16,312	556
*	Cyberonics Inc.	8,826	537
*	Synageva BioPharma Corp.	6,606	536
*	HMS Holdings Corp.	27,946	525
*	Akorn Inc.	18,603	520
*,^ OPKO Health Inc.		60,301	520
^	Chemed Corp.	5,635	496
*	Acadia Healthcare Co. Inc.	11,394	486
*	Ironwood Pharmaceuticals Inc. Class A	33,888	485
*	ACADIA Pharmaceuticals Inc.	23,360	482
	PDL BioPharma Inc.	51,330	481
*	HeartWare International Inc.	5,219	471
*	MedAssets Inc.	19,444	455
*,^ Sarepta Therapeutics Inc.		12,962	437
*	Neogen Corp.	11,548	436
*	Acorda Therapeutics Inc.	13,061	429
*,^ MannKind Corp.		47,575	423
*	Globus Medical Inc.	17,430	421
*	Emeritus Corp.	12,868	403
*	Celldex Therapeutics Inc.	26,831	392
*	Molina Healthcare Inc.	9,065	391
*	WebMD Health Corp.	9,114	390
*	Masimo Corp.	15,552	383
*	Arena Pharmaceuticals Inc.	61,809	380
*	Ligand Pharmaceuticals Inc.	5,691	380
*	Keryx Biopharmaceuticals Inc.	28,490	376
	Cantel Medical Corp.	10,500	365
*,^ Exact Sciences Corp.		26,524	358
*	Auxilium Pharmaceuticals Inc.	15,882	355

*	Dyax Corp.	43,068	355
*	Neurocrine Biosciences Inc.	24,121	335
*	Nektar Therapeutics	27,621	324
*	Aegerion Pharmaceuticals Inc.	9,282	305
*	ExamWorks Group Inc.	10,286	305
*	Clovis Oncology Inc.	5,775	296
	Abaxis Inc.	7,060	292
*	Volcano Corp.	16,405	285
*	ABIOMED Inc.	12,381	282
*	Sangamo BioSciences Inc.	21,347	280
*	Novavax Inc.	59,275	279
*	Spectranetics Corp.	12,942	277
	Ensign Group Inc.	5,902	277
	Meridian Bioscience Inc.	13,238	270
*	AVANIR Pharmaceuticals Inc.	50,929	269
*	Endologix Inc.	20,041	262
*	NxStage Medical Inc.	19,055	262
*	Lannett Co. Inc.	5,938	248
*	Halozyme Therapeutics Inc.	31,080	246
*	ImmunoGen Inc.	20,683	244
*	Merrimack Pharmaceuticals Inc.	30,857	240
*	Furiex Pharmaceuticals Inc.	2,276	235
*	IPC The Hospitalist Co. Inc.	5,350	234
*	Cardiovascular Systems Inc.	8,305	233
*	Orexigen Therapeutics Inc.	35,704	231
*	Fluidigm Corp.	8,150	226
*	ICU Medical Inc.	3,752	225
	Computer Programs & Systems Inc.	3,533	225
*	Capital Senior Living Corp.	9,149	217
*	Depomed Inc.	18,012	215
*	Bio-Reference Labs Inc.	7,809	209
*	Accuray Inc.	23,605	208
*,^ Exelixis Inc.		62,640	207
*	Quidel Corp.	8,949	203
*	Luminex Corp.	11,929	203
	Quality Systems Inc.	12,743	198
*,^ Idenix Pharmaceuticals Inc.		31,541	198
*	Repligen Corp.	10,042	193
*	Integra LifeSciences Holdings Corp.	3,977	179
*	Omnicell Inc.	6,624	176
*	Corvel Corp.	3,644	172
*	Staar Surgical Co.	10,948	169
*	Array BioPharma Inc.	39,499	166
*	Chelsea Therapeutics International Ltd.	25,260	165
*	AMN Healthcare Services Inc.	14,701	165
	Atrion Corp.	503	159
*	MiMedx Group Inc.	28,999	159
*	VIVUS Inc.	32,147	158
*	Momenta Pharmaceuticals Inc.	12,604	156
*	Raptor Pharmaceutical Corp.	19,052	156
*	Infinity Pharmaceuticals Inc.	15,289	154
*	Natus Medical Inc.	6,041	149
	Owens & Minor Inc.	4,288	149
*	Hanger Inc.	4,794	146
*	Providence Service Corp.	3,618	145
*	Insmed Inc.	11,046	145
	Landauer Inc.	3,041	144

*	Horizon Pharma Inc.	9,912	141
*,^ Genomic Health Inc.		5,342	139
*	Gentiva Health Services Inc.	10,176	139
*	Amsurg Corp. Class A	3,009	136
*	Sagent Pharmaceuticals Inc.	6,077	136
	US Physical Therapy Inc.	3,895	131
*	AtriCure Inc.	7,715	127
*,^ Omeros Corp.		10,839	127
*	AMAG Pharmaceuticals Inc.	6,892	126
*	GenMark Diagnostics Inc.	11,447	126
*	KYTHERA Biopharmaceuticals Inc.	3,765	126
*	Healthways Inc.	7,300	126
*	TESARO Inc.	4,712	126
*	Cell Therapeutics Inc.	41,625	122
*	NewLink Genetics Corp.	5,881	121
	Analogic Corp.	1,752	120
*	Repros Therapeutics Inc.	7,357	120
*	BioDelivery Sciences International Inc.	11,884	114
*	Sequenom Inc.	36,499	112
*	Synergy Pharmaceuticals Inc.	25,817	112
*	TherapeuticsMD Inc.	27,553	112
*	Anacor Pharmaceuticals Inc.	8,092	109
*	Vanda Pharmaceuticals Inc.	10,603	109
*	Vascular Solutions Inc.	5,311	109
*,^ Dendreon Corp.		50,328	109
*	Dynavax Technologies Corp.	74,206	107
*	Antares Pharma Inc.	35,997	106
*	Anika Therapeutics Inc.	2,259	106
*	Ophthotech Corp.	2,571	105
*	Peregrine Pharmaceuticals Inc.	56,491	104
*	NuVasive Inc.	3,066	102
*	Zeltiq Aesthetics Inc.	5,724	100
*	Cambrex Corp.	4,607	99
*	SurModics Inc.	4,473	96
*	Unilife Corp.	32,773	94
*	ZIOPHARM Oncology Inc.	26,117	94
*	Ampio Pharmaceuticals Inc.	12,387	94
*	Cerus Corp.	22,265	93
*	Lexicon Pharmaceuticals Inc.	68,140	90
*	XOMA Corp.	21,647	90
*,^ Galena Biopharma Inc.		37,734	87
*	Achillion Pharmaceuticals Inc.	31,463	85
*	Accelerate Diagnostics Inc.	3,547	85
*	Immunomedics Inc.	24,653	82
*	Osiris Therapeutics Inc.	5,257	81
*	Hyperion Therapeutics Inc.	2,692	79
*	Portola Pharmaceuticals Inc.	3,444	76
*	Retrophin Inc.	5,206	76
*	PTC Therapeutics Inc.	3,084	73
*	Zogenix Inc.	31,454	72
*	Agios Pharmaceuticals Inc.	2,038	72
*	Progenics Pharmaceuticals Inc.	17,547	71
*	Endocyte Inc.	11,218	71
*	Receptos Inc.	2,372	71
*	Ultragenyx Pharmaceutical Inc.	1,816	68
*	AcelRx Pharmaceuticals Inc.	7,390	68
*,^ Durata Therapeutics Inc.		4,258	68

*,^ Insys Therapeutics Inc.		2,595	67
*	Intrexon Corp.	3,161	67
*	Chimerix Inc.	3,600	66
*	Synta Pharmaceuticals Corp.	15,824	65
*	Sciclone Pharmaceuticals Inc.	12,729	64
*	Sunesis Pharmaceuticals Inc.	12,059	62
*	Cempra Inc.	6,336	60
*	Revance Therapeutics Inc.	1,891	60
*	Threshold Pharmaceuticals Inc.	15,250	59
	Utah Medical Products Inc.	1,073	59
*	Supernus Pharmaceuticals Inc.	6,467	58
*	Acceleron Pharma Inc.	1,920	57
*	Karyopharm Therapeutics Inc.	2,147	56
*,^ Navidea Biopharmaceuticals Inc.		32,840	52
*	Surgical Care Affiliates Inc.	1,785	52
*	Epizyme Inc.	2,147	51
*	Verastem Inc.	5,544	51
*	Kindred Biosciences Inc.	2,879	49
*	Tetraphase Pharmaceuticals Inc.	4,512	48
*	Merge Healthcare Inc.	21,505	48
*	Stemline Therapeutics Inc.	3,114	47
*	Auspex Pharmaceuticals Inc.	2,207	47
*	TearLab Corp.	9,323	47
*	Enanta Pharmaceuticals Inc.	1,196	45
*	Foundation Medicine Inc.	1,908	45
*	Cynosure Inc. Class A	2,061	45
*	Bluebird Bio Inc.	1,938	45
*	ChemoCentryx Inc.	7,983	43
*	Cytokinetics Inc.	8,374	42
*	Cytori Therapeutics Inc.	16,231	39
*	Alimera Sciences Inc.	6,503	39
*	Skilled Healthcare Group Inc.	5,814	38
*	Corcept Therapeutics Inc.	16,864	38
*	TG Therapeutics Inc.	5,761	38
*	Curis Inc.	20,971	37
*	Tandem Diabetes Care Inc.	2,254	37
*	Relypsa Inc.	1,555	36
*	Xencor Inc.	4,013	35
*	BioTime Inc.	12,209	35
*	BioScrip Inc.	4,372	34
*	Emergent Biosolutions Inc.	1,576	34
*	NeoGenomics Inc.	10,008	34
*	Sucampo Pharmaceuticals Inc. Class A	4,532	33
*	MacroGenics Inc.	1,713	32
*	OncoMed Pharmaceuticals Inc.	1,333	30
*	Aerie Pharmaceuticals Inc.	1,886	30
*	SIGA Technologies Inc.	10,652	28
*	Aratana Therapeutics Inc.	2,010	28
*	OvaScience Inc.	3,806	28
*	LDR Holding Corp.	1,161	27
*	Arqule Inc.	18,716	27
*	Oxford Immunotec Global plc	1,474	26
*	Vical Inc.	21,228	25
*	Nanosphere Inc.	18,140	24
*	Five Prime Therapeutics Inc.	1,857	24
*	MEI Pharma Inc.	3,792	23
*,^ Rockwell Medical Inc.		2,069	23

* Amicus Therapeutics Inc.	9,583	23
* Veracyte Inc.	1,448	22
* Chindex International Inc.	919	22
* Regulus Therapeutics Inc.	3,204	22
* Fibrocell Science Inc.	7,057	21
* Inogen Inc.	1,224	21
* Cara Therapeutics Inc.	1,477	20
* Genocea Biosciences Inc.	1,065	20
* Coronado Biosciences Inc.	11,179	20
* Alliance HealthCare Services Inc.	648	19
* Biolase Inc.	10,355	19
* Esperion Therapeutics Inc.	1,247	19
* OncoGenex Pharmaceutical Inc.	4,693	18
* National Research Corp. Class B	425	17
* Concert Pharmaceuticals Inc.	1,822	16
* GlycoMimetics Inc.	2,207	16
* Flexion Therapeutics Inc.	1,238	16
* Dicerna Pharmaceuticals Inc.	961	16
* Celladon Corp.	1,735	15
* Exactech Inc.	662	15
* Medical Action Industries Inc.	2,037	14
* Eleven Biotherapeutics Inc.	1,248	13
* BIND Therapeutics Inc.	1,548	13
* Cellular Dynamics International Inc.	1,150	13
* GTx Inc.	7,386	12
* Egalet Corp.	924	12
* National Research Corp. Class A	794	12
* Conatus Pharmaceuticals Inc.	1,770	11
* Eagle Pharmaceuticals Inc.	919	11
* XenoPort Inc.	2,523	10
* Argos Therapeutics Inc.	1,148	9
* Trevena Inc.	2,022	9
* Onconova Therapeutics Inc.	1,643	8
* KaloBios Pharmaceuticals Inc.	3,321	6
* Triple-S Management Corp. Class B	347	6
* Accretive Health Inc.	681	5
CryoLife Inc.	575	5
* TetraLogic Pharmaceuticals Corp.	984	4
* Addus HomeCare Corp.	155	4
* Harvard Bioscience Inc.	444	2
* Harvard Apparatus Regenerative Technology Inc.	110	1
		56,314
Materials & Processing (9.0%)
Acuity Brands Inc.	13,649	1,713
PolyOne Corp.	29,989	1,203
CLARCOR Inc.	15,905	931
Belden Inc.	12,489	899
Watsco Inc.	8,222	827
* Chemtura Corp.	31,468	786
HB Fuller Co.	16,104	770
* KapStone Paper and Packaging Corp.	26,165	760
* USG Corp.	24,541	736
* Graphic Packaging Holding Co.	62,762	690
Worthington Industries Inc.	16,917	682
* Polypore International Inc.	14,914	663
* Texas Industries Inc.	6,462	555
* Beacon Roofing Supply Inc.	15,558	537

	Balchem Corp.	9,491	523
	Mueller Industries Inc.	18,082	521
	Olin Corp.	17,055	465
*	Louisiana-Pacific Corp.	32,450	461
	RBC Bearings Inc.	7,401	444
	Mueller Water Products Inc. Class A	50,815	428
*	Berry Plastics Group Inc.	17,672	417
*	Calgon Carbon Corp.	17,334	372
	Innophos Holdings Inc.	7,040	370
	Interface Inc. Class A	19,011	347
	US Silica Holdings Inc.	6,857	347
*	Trex Co. Inc.	10,985	340
*	Cabot Microelectronics Corp.	7,823	337
*	Clearwater Paper Corp.	5,297	329
	PH Glatfelter Co.	12,248	322
	Schweitzer-Mauduit International Inc.	7,249	302
*	Headwaters Inc.	23,336	302
	Innospec Inc.	7,110	300
*	Ferro Corp.	23,157	296
	AAON Inc.	8,955	279
*	Rexnord Corp.	9,668	247
*	Nortek Inc.	2,875	242
	Koppers Holdings Inc.	6,612	240
	Deltic Timber Corp.	3,556	218
	Apogee Enterprises Inc.	6,534	197
	Stepan Co.	3,589	192
*	Rentech Inc.	72,488	169
	Wausau Paper Corp.	14,974	159
*	OMNOVA Solutions Inc.	15,075	143
	American Vanguard Corp.	9,140	139
*	LSB Industries Inc.	3,401	130
	Materion Corp.	3,417	116
*	US Concrete Inc.	4,602	113
	Hawkins Inc.	3,068	111
	Insteel Industries Inc.	5,310	104
*	Boise Cascade Co.	3,978	104
*	Builders FirstSource Inc.	14,436	104
*	Landec Corp.	8,195	98
*	Taminco Corp.	4,425	94
*	PGT Inc.	10,731	92
*	NCI Building Systems Inc.	5,460	91
*	Coeur Mining Inc.	12,232	84
*	Patrick Industries Inc.	2,125	80
	Quaker Chemical Corp.	1,034	77
	Tredegar Corp.	2,896	62
*	Ply Gem Holdings Inc.	4,585	54
	Comfort Systems USA Inc.	3,147	52
*,^ Uranium Energy Corp.		28,214	49
	Zep Inc.	2,721	48
	Gold Resource Corp.	10,733	47
*	AEP Industries Inc.	1,411	45
*	Continental Building Products Inc.	2,829	44
	Culp Inc.	2,359	43
	Hecla Mining Co.	15,515	43
*,^ Paramount Gold and Silver Corp.		44,798	41
	United States Lime & Minerals Inc.	562	36
	Simpson Manufacturing Co. Inc.	1,016	34

	KMG Chemicals Inc.	2,049	33
*	Handy & Harman Ltd.	1,473	32
*	Stock Building Supply Holdings Inc.	1,644	31
	Aceto Corp.	1,800	31
	FutureFuel Corp.	1,625	28
*	Installed Building Products Inc.	1,972	27
	Neenah Paper Inc.	534	26
*	Midway Gold Corp.	31,228	26
	Myers Industries Inc.	1,178	25
	Globe Specialty Metals Inc.	1,164	23
	OM Group Inc.	656	20
	Chase Corp.	648	20
	Omega Flex Inc.	918	18
	Olympic Steel Inc.	749	18
*	BlueLinx Holdings Inc.	11,363	15
	Oil-Dri Corp. of America	442	14
*	Marrone Bio Innovations Inc.	1,164	13
*	Ur-Energy Inc.	8,643	11
	Schnitzer Steel Industries Inc.	369	9
	Global Brass & Copper Holdings Inc.	469	8
*	Penford Corp.	410	5
			23,629
Other (0.1%) [2]
*	La Quinta Holdings Inc.	2,175	39
*	Parsley Energy Inc. Class A	1,229	29
	CBS Outdoor Americas Inc.	850	28
*	IMS Health Holdings Inc.	940	23
*	Achaogen Inc.	1,200	17
*	Aerohive Networks Inc.	1,533	15
*	A10 Networks Inc.	1,173	13
*	Square 1 Financial Inc. Class A	600	11
*	Leap Wireless International Inc CVR	4,245	11
*	Everyday Health Inc.	595	11
*	Zoe's Kitchen Inc.	360	11
*	TriNet Group Inc.	353	9
*	2U Inc.	611	9
*	Akebia Therapeutics Inc.	340	8
*,^ Coupons.com Inc.		292	8
*	Castlight Health Inc. Class B	468	7
*	Amber Road Inc.	460	6
*	Q2 Holdings Inc.	462	6
*	Versartis Inc.	175	5
*	GrubHub Inc.	144	5
*	Paylocity Holding Corp.	230	4
*	OPOWER Inc.	180	3
*	Borderfree Inc.	114	2
*	Cubist Pharmaceuticals, Inc. CVR	13,027	2
*	Omthera Pharmaceuticals Inc. CVR	2,001	1
			283
Producer Durables (14.1%)
*	CoStar Group Inc.	9,094	1,442
*	Middleby Corp.	5,988	1,430
*	Spirit Airlines Inc.	19,212	1,135
	HEICO Corp.	21,232	1,106
	Woodward Inc.	22,011	984
	MAXIMUS Inc.	21,868	977

Generac Holdings Inc.	16,501	803
Corporate Executive Board Co.	10,760	734
* Chart Industries Inc.	9,706	698
* MasTec Inc.	19,017	685
* Swift Transportation Co.	26,829	664
Healthcare Services Group Inc.	21,885	651
Deluxe Corp.	10,563	592
Applied Industrial Technologies Inc.	12,395	590
Herman Miller Inc.	18,727	586
Littelfuse Inc.	6,381	559
* Hub Group Inc. Class A	11,817	556
* Advisory Board Co.	11,375	550
Franklin Electric Co. Inc.	14,369	550
Allegiant Travel Co. Class A	4,481	515
* On Assignment Inc.	14,611	515
HNI Corp.	13,733	514
* TriMas Corp.	14,350	504
MSA Safety Inc.	9,043	494
Knight Transportation Inc.	18,760	457
Forward Air Corp.	9,639	432
Tennant Co.	5,898	377
Raven Industries Inc.	11,712	367
AZZ Inc.	8,159	363
* Proto Labs Inc.	5,470	361
* TrueBlue Inc.	13,037	355
* Teledyne Technologies Inc.	3,724	353
EnerSys Inc.	5,038	348
Lindsay Corp.	4,118	347
US Ecology Inc.	6,882	340
* WageWorks Inc.	8,370	339
* Saia Inc.	7,754	338
* OSI Systems Inc.	5,916	337
Matson Inc.	13,657	336
MTS Systems Corp.	5,061	335
* H&E Equipment Services Inc.	9,515	330
Primoris Services Corp.	11,288	327
* Electronics For Imaging Inc.	7,977	325
Exponent Inc.	4,214	298
* ExlService Holdings Inc.	10,435	296
Altra Industrial Motion Corp.	8,630	295
Brink's Co.	10,876	290
Hyster-Yale Materials Handling Inc.	3,370	283
* GenCorp Inc.	15,095	281
* Team Inc.	6,580	276
* Measurement Specialties Inc.	4,336	275
Federal Signal Corp.	19,960	274
* Darling Ingredients Inc.	13,550	271
John Bean Technologies Corp.	9,238	264
* Astronics Corp.	4,809	264
* EnPro Industries Inc.	3,576	262
UniFirst Corp.	2,582	256
Sun Hydraulics Corp.	6,855	253
Heartland Express Inc.	11,157	241
Kaman Corp.	5,612	239
* Advanced Energy Industries Inc.	11,756	230
Insperity Inc.	7,172	230
* Taser International Inc.	17,165	228

	Badger Meter Inc.	4,589	227
	TAL International Group Inc.	5,058	222
*	FARO Technologies Inc.	4,962	211
*	DXP Enterprises Inc.	3,029	211
	Titan International Inc.	12,973	205
*	Thermon Group Holdings Inc.	8,658	204
	UTi Worldwide Inc.	20,628	201
*	Blount International Inc.	15,719	191
	Knoll Inc.	10,403	182
	Kforce Inc.	7,868	173
*	Maxwell Technologies Inc.	9,289	161
*	Advanced Emissions Solutions Inc.	6,871	161
	Aircastle Ltd.	8,920	150
	Park-Ohio Holdings Corp.	2,783	147
	Forrester Research Inc.	3,726	141
*	Rush Enterprises Inc. Class A	4,160	138
	Gorman-Rupp Co.	4,322	137
	McGrath RentCorp	3,891	133
*	Liquidity Services Inc.	7,939	122
*	Mistras Group Inc.	5,137	117
*	Dycom Industries Inc.	3,870	115
*	GP Strategies Corp.	4,724	114
	Douglas Dynamics Inc.	6,433	112
	Werner Enterprises Inc.	4,212	111
*	InnerWorkings Inc.	14,412	109
*	Echo Global Logistics Inc.	5,819	108
*	TeleTech Holdings Inc.	4,090	108
	Barrett Business Services Inc.	2,251	106
*	XPO Logistics Inc.	4,215	106
	Graham Corp.	3,247	97
*	Moog Inc. Class A	1,326	96
*	ServiceSource International Inc.	19,503	89
	Textainer Group Holdings Ltd.	2,263	88
*	Dice Holdings Inc.	12,094	85
*	Republic Airways Holdings Inc.	8,102	85
	Multi-Color Corp.	2,359	83
*	Furmanite Corp.	7,371	80
	ESCO Technologies Inc.	2,381	80
*	Roadrunner Transportation Systems Inc.	2,948	77
*	SP Plus Corp.	3,174	75
*	Manitex International Inc.	4,508	75
*	Performant Financial Corp.	7,284	69
	Mesa Laboratories Inc.	851	68
*	Accuride Corp.	12,331	68
*	Huron Consulting Group Inc.	990	67
*	Wesco Aircraft Holdings Inc.	2,869	62
*	Casella Waste Systems Inc. Class A	11,295	62
	Standex International Corp.	824	61
*	Scorpio Bulkers Inc.	6,173	57
*	Power Solutions International Inc.	712	56
	G&K Services Inc. Class A	1,059	55
*,^ ExOne Co.		1,799	53
	Mobile Mini Inc.	1,201	52
	Steelcase Inc. Class A	3,173	52
	Albany International Corp.	1,394	52
*	YRC Worldwide Inc.	2,298	51
*	Commercial Vehicle Group Inc.	5,396	51

	Electro Rent Corp.	3,156	51
*	Xerium Technologies Inc.	3,609	50
*	CAI International Inc.	2,049	46
*	Heritage-Crystal Clean Inc.	2,657	44
	Tetra Tech Inc.	1,647	44
	Universal Truckload Services Inc.	1,775	43
	Ceco Environmental Corp.	2,939	42
	Encore Wire Corp.	827	40
	Watts Water Technologies Inc. Class A	715	40
*	Ascent Capital Group Inc. Class A	613	38
*	Odyssey Marine Exploration Inc.	25,560	35
*	Aegion Corp. Class A	1,408	34
*	Quality Distribution Inc.	2,139	31
*,^ Energy Recovery Inc.		5,900	31
	General Cable Corp.	1,152	29
	Columbus McKinnon Corp.	879	25
	CIRCOR International Inc.	317	24
*	Wabash National Corp.	1,749	24
*	RPX Corp.	1,411	23
*	CHC Group Ltd.	3,165	22
	Houston Wire & Cable Co.	1,807	21
	Cubic Corp.	436	21
	Hackett Group Inc.	2,728	17
*	Erickson Inc.	907	15
*	Great Lakes Dredge & Dock Corp.	1,903	15
*	PHI Inc.	212	10
*	Control4 Corp.	540	9
	Celadon Group Inc.	381	9
	SkyWest Inc.	697	8
*	Global Sources Ltd.	606	5
*	LMI Aerospace Inc.	264	4
*	Sterling Construction Co. Inc.	360	3
	Preformed Line Products Co.	57	3
			37,132
Technology (18.1%)
*	SunEdison Inc.	84,905	1,672
*	PTC Inc.	38,116	1,403
*	Aspen Technology Inc.	28,157	1,210
*	Ultimate Software Group Inc.	8,809	1,120
	FEI Co.	13,357	1,115
*	ARRIS Group Inc.	32,743	1,084
*	Cognex Corp.	27,827	1,002
*	Manhattan Associates Inc.	24,926	809
*	Cavium Inc.	16,441	805
*	SS&C Technologies Holdings Inc.	18,666	796
*	Tyler Technologies Inc.	10,085	788
*	Verint Systems Inc.	16,865	781
*	RF Micro Devices Inc.	78,593	740
*	CommVault Systems Inc.	14,881	728
*	Synaptics Inc.	10,393	708
*	ACI Worldwide Inc.	12,756	693
*	Yelp Inc. Class A	10,392	687
*	ViaSat Inc.	12,667	687
*	Aruba Networks Inc.	34,177	633
*	Qlik Technologies Inc.	27,855	605
	Hittite Microwave Corp.	10,082	593
*	Guidewire Software Inc.	15,617	590

*	Sapient Corp.	35,263	580
	Plantronics Inc.	12,706	576
*	Microsemi Corp.	23,033	560
*	Semtech Corp.	21,464	557
*	Take-Two Interactive Software Inc.	25,803	532
	Anixter International Inc.	5,034	519
*	Cornerstone OnDemand Inc.	12,900	518
	Cypress Semiconductor Corp.	50,306	516
	InterDigital Inc.	13,150	500
	Blackbaud Inc.	14,576	499
*	OpenTable Inc.	7,331	497
*	Dealertrack Technologies Inc.	12,379	492
*	Monolithic Power Systems Inc.	12,384	487
*	Ciena Corp.	24,167	469
	Power Integrations Inc.	9,322	469
*	Web.com Group Inc.	13,495	465
*	NetScout Systems Inc.	11,557	449
*	Rambus Inc.	35,804	433
*	MicroStrategy Inc. Class A	2,902	410
*	Syntel Inc.	4,973	402
*	Coherent Inc.	6,659	399
*	iGATE Corp.	11,155	389
*	Demandware Inc.	5,941	362
*	comScore Inc.	11,439	357
*	Bottomline Technologies de Inc.	12,190	351
*,^ InvenSense Inc.		18,200	351
*	LogMeIn Inc.	8,236	351
	NIC Inc.	20,698	343
*	Trulia Inc.	8,853	342
*	Universal Display Corp.	12,965	339
*,^ iRobot Corp.		9,052	320
*	Infinera Corp.	35,050	319
	Monotype Imaging Holdings Inc.	12,247	315
*	RealPage Inc.	14,850	315
*	Envestnet Inc.	7,604	308
*	Loral Space & Communications Inc.	4,164	301
*	Synchronoss Technologies Inc.	9,314	296
*	EPAM Systems Inc.	6,980	294
*	SPS Commerce Inc.	5,115	291
	ADTRAN Inc.	12,317	276
*	Interactive Intelligence Group Inc.	4,967	252
*	Ellie Mae Inc.	8,936	249
*	Virtusa Corp.	7,260	248
*	Diodes Inc.	8,951	248
	Pegasystems Inc.	11,109	236
*	Proofpoint Inc.	7,324	234
*	Ultratech Inc.	8,855	225
*	Infoblox Inc.	16,985	220
*	CalAmp Corp.	11,190	214
*,^ VirnetX Holding Corp.		13,479	213
*	Applied Micro Circuits Corp.	23,314	210
*	Ixia	18,029	209
	Methode Electronics Inc.	6,640	207
*	PMC-Sierra Inc.	27,886	197
*	BroadSoft Inc.	8,948	193
*	Cirrus Logic Inc.	8,217	182
*	Cray Inc.	6,458	181

*	Progress Software Corp.	8,256	179
*	Comverse Inc.	7,085	175
*	PROS Holdings Inc.	7,613	175
*	LivePerson Inc.	17,587	167
*	Integrated Device Technology Inc.	12,404	165
*,^ Ambarella Inc.		6,257	162
*	PDF Solutions Inc.	8,024	160
*	Ruckus Wireless Inc.	14,762	159
	Micrel Inc.	14,869	158
*	FleetMatics Group plc	5,554	158
*	Blucora Inc.	8,260	157
	CSG Systems International Inc.	5,929	156
*	AVG Technologies NV	7,696	149
*	Tangoe Inc.	9,892	148
*	Fusion-io Inc.	18,269	146
*	Ubiquiti Networks Inc.	4,023	141
*	Rogers Corp.	2,238	139
*,^ Parkervision Inc.		28,461	139
*	SciQuest Inc.	8,202	139
*	Callidus Software Inc.	12,896	136
*	Imperva Inc.	6,474	135
*	Acxiom Corp.	5,925	135
*	Exar Corp.	12,258	133
*	Silicon Image Inc.	24,682	129
	Ebix Inc.	7,433	116
*	Qualys Inc.	4,781	113
*	Jive Software Inc.	13,402	107
*	DTS Inc.	5,550	101
*	Global Eagle Entertainment Inc.	8,985	100
*	Lionbridge Technologies Inc.	17,756	100
*	Silicon Graphics International Corp.	10,828	96
*	Veeco Instruments Inc.	2,854	95
*	E2open Inc.	5,270	93
*	Calix Inc.	10,963	89
*	Immersion Corp.	8,184	88
*	Brightcove Inc.	9,234	87
*	Nanometrics Inc.	4,986	86
*	TriQuint Semiconductor Inc.	5,312	83
*	NVE Corp.	1,537	82
*	PLX Technology Inc.	13,418	77
	Alliance Fiber Optic Products Inc.	3,793	77
*	Entegris Inc.	6,695	77
	Computer Task Group Inc.	4,925	76
*	Lattice Semiconductor Corp.	9,518	75
	Acacia Research Corp.	4,575	74
	American Software Inc. Class A	7,680	74
*	MaxLinear Inc.	7,719	73
*	Vocera Communications Inc.	5,586	72
*	Glu Mobile Inc.	19,110	69
*	Endurance International Group Holdings Inc.	5,162	67
*	Actuate Corp.	13,862	65
*	Zix Corp.	19,553	65
	Digimarc Corp.	2,015	64
*	Unwired Planet Inc.	29,428	64
*	Bazaarvoice Inc.	9,207	61
*	RetailMeNot Inc.	2,344	60
*	M/A-COM Technology Solutions Holdings Inc.	3,254	60

*	KVH Industries Inc.	4,247	58
*	Datalink Corp.	6,048	56
*	Marketo Inc.	2,419	56
*	Peregrine Semiconductor Corp.	8,730	56
*	Guidance Software Inc.	5,441	52
*	Reis Inc.	2,734	50
*	Travelzoo Inc.	2,569	49
*	Inphi Corp.	3,242	49
*	Carbonite Inc.	4,046	45
*	Millennial Media Inc.	11,147	45
*	MoSys Inc.	13,249	44
*	Benefitfocus Inc.	1,187	44
*	KEYW Holding Corp.	3,960	42
*	ChannelAdvisor Corp.	2,015	42
*	VASCO Data Security International Inc.	3,633	41
*	support.com Inc.	17,587	40
*	Cvent Inc.	1,531	38
*	Luxoft Holding Inc. Class A	1,139	37
	QAD Inc. Class A	1,607	36
*	Wix.com Ltd.	1,983	35
*	OmniVision Technologies Inc.	1,465	33
	Daktronics Inc.	2,537	31
*,^ Rocket Fuel Inc.		1,246	31
*	Neonode Inc.	8,807	31
*	Varonis Systems Inc.	1,248	31
*	Rally Software Development Corp.	2,255	29
*	eGain Corp.	4,407	29
*	Marin Software Inc.	2,863	29
*,^ Barracuda Networks Inc.		937	28
*	Model N Inc.	2,469	27
*	Mitek Systems Inc.	8,346	27
*	Textura Corp.	1,290	27
	American Science & Engineering Inc.	393	26
*	Innovative Solutions & Support Inc.	3,857	26
*	Spark Networks Inc.	5,457	25
*	Perficient Inc.	1,312	23
*	Silver Spring Networks Inc.	1,794	22
*	Applied Optoelectronics Inc.	954	20
*,^ Revolution Lighting Technologies Inc.		8,668	20
*	Unisys Corp.	834	20
*	Rudolph Technologies Inc.	1,828	17
*	Uni-Pixel Inc.	3,160	17
*	ICG Group Inc.	845	16
*	Mavenir Systems Inc.	1,212	16
*	ShoreTel Inc.	2,317	16
*	Rofin-Sinar Technologies Inc.	691	16
*	Sonus Networks Inc.	4,155	15
*	Gigamon Inc.	893	15
*	Intermolecular Inc.	5,592	14
*	Vringo Inc.	4,103	14
*	RingCentral Inc. Class A	1,062	13
*	Procera Networks Inc.	1,267	12
*	Acorn Energy Inc.	7,315	11
*	Covisint Corp.	1,897	10
*	Vocus Inc.	467	8
*	Rubicon Technology Inc.	882	7
*	Oplink Communications Inc.	439	7

*	Violin Memory Inc.			1,911	6
*	Tremor Video Inc.			1,520	6
	Epiq Systems Inc.			512	6
*	Sapiens International Corp. NV			767	6
*	YuMe Inc.			1,052	6
	PC-Tel Inc.			695	5
*	ePlus Inc.			62	4
*	Ultra Clean Holdings Inc.			405	3
	Tessco Technologies Inc.			97	3
*	Cyan Inc.			405	2
*	Net Element Inc.			585	1
*	Viasystems Group Inc.			75	1
					47,565
Utilities (1.3%)
	j2 Global Inc.			14,711	697
	Cogent Communications Holdings Inc.			15,042	552
	Consolidated Communications Holdings Inc.			12,818	262
*	8x8 Inc.			27,979	210
	Shenandoah Telecommunications Co.			6,887	190
	Atlantic Tele-Network Inc.			3,091	173
*	inContact Inc.			16,674	141
	West Corp.			4,571	123
*	General Communication Inc. Class A			9,918	112
	South Jersey Industries Inc.			1,947	112
*	Cincinnati Bell Inc.			21,576	85
*	FairPoint Communications Inc.			5,680	80
	IDT Corp. Class B			4,586	76
	Lumos Networks Corp.			4,870	73
	Inteliquent Inc.			4,215	63
	York Water Co.			3,075	63
	NTELOS Holdings Corp.			4,870	61
	Enventis Corp.			4,381	60
*	magicJack VocalTec Ltd.			3,998	58
	UNS Energy Corp.			810	49
*	Premiere Global Services Inc.			3,194	42
*	Pike Corp.			4,636	41
	SJW Corp.			1,418	38
*	Gogo Inc.			1,931	35
*	Pure Cycle Corp.			5,782	33
*	Towerstream Corp.			17,034	33
	American States Water Co.			1,000	30
*	Straight Path Communications Inc. Class B			2,273	22
*	Pendrell Corp.			6,480	10
*	Cbeyond Inc.			491	5
					3,529
Total Common Stocks (Cost $238,967)					262,895
		Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
[3,4] Vanguard Market Liquidity Fund		0.112%		3,106,482	3,106

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes		0.070%	9/5/14	100	100

Total Temporary Cash Investments (Cost $3,206)	3,206
Total Investments (101.1%) (Cost $242,173)	266,101
Other Assets and Liabilities-Net (-1.1%)[4]	(2,877)
Net Assets (100%)	263,224
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,844,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $3,106,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	262,881	—	14
Temporary Cash Investments	3,106	100	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	265,986	100	14
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2014	1	113	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $242,194,000. Net unrealized appreciation of investment securities for tax purposes was $23,907,000, consisting of unrealized gains of $38,592,000 on securities that had risen in value since their purchase and $14,685,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)[1]
Consumer Discretionary (14.1%)
Walt Disney Co.	52,585	4,418
Comcast Corp. Class A	76,553	3,996
Wal-Mart Stores Inc.	46,987	3,607
* Amazon.com Inc.	10,729	3,353
Home Depot Inc.	39,947	3,205
McDonald's Corp.	29,273	2,969
Twenty-First Century Fox Inc. Class A	58,026	2,055
* Priceline Group Inc.	1,505	1,924
* eBay Inc.	37,894	1,922
Ford Motor Co.	112,715	1,853
Time Warner Inc.	25,717	1,796
Starbucks Corp.	21,861	1,601
NIKE Inc. Class B	20,682	1,591
Costco Wholesale Corp.	12,737	1,478
Lowe's Cos. Inc.	30,059	1,415
General Motors Co.	36,266	1,254
Time Warner Cable Inc.	8,492	1,199
* DIRECTV	14,335	1,182
TJX Cos. Inc.	21,010	1,144
Viacom Inc. Class B	13,016	1,111
Target Corp.	18,734	1,063
Yum! Brands Inc.	13,130	1,015
CBS Corp. Class B	16,797	1,001
Johnson Controls Inc.	19,992	967
Las Vegas Sands Corp.	11,408	873
McGraw Hill Financial Inc.	8,002	654
VF Corp.	10,223	644
Macy's Inc.	10,563	633
Delphi Automotive plc	9,126	630
* Netflix Inc.	1,465	612
* Michael Kors Holdings Ltd.	5,881	555
* Discovery Communications Inc. Class A	7,141	550
Omnicom Group Inc.	7,550	537
* Liberty Global plc	12,468	534
* AutoZone Inc.	974	519
Estee Lauder Cos. Inc. Class A	6,756	518
* Tesla Motors Inc.	2,441	507
Wynn Resorts Ltd.	2,353	506
* Chipotle Mexican Grill Inc. Class A	901	493
Carnival Corp.	12,193	488
* Dollar General Corp.	9,049	487
* O'Reilly Automotive Inc.	3,225	477
* Liberty Global plc Class A	10,398	468
Harley-Davidson Inc.	6,542	466
Starwood Hotels & Resorts Worldwide Inc.	5,675	453
Ross Stores Inc.	6,417	439
BorgWarner Inc.	6,746	424
* Liberty Interactive Corp. Class A	14,536	423
Marriott International Inc. Class A	6,798	419

L Brands Inc.	7,007	402
Mattel Inc.	10,082	391
Genuine Parts Co.	4,523	390
* Bed Bath & Beyond Inc.	5,956	362
* DISH Network Corp. Class A	6,086	357
* Liberty Media Corp. Class A	2,794	355
Gap Inc.	8,149	336
Coach Inc.	8,201	334
Whirlpool Corp.	2,312	332
Kohl's Corp.	6,088	331
Tiffany & Co.	3,261	324
* Dollar Tree Inc.	6,074	322
* TripAdvisor Inc.	3,272	318
PVH Corp.	2,366	311
Nielsen NV	6,377	308
* Hertz Global Holdings Inc.	10,108	298
* CarMax Inc.	6,555	290
Nordstrom Inc.	4,229	288
* Sirius XM Holdings Inc.	85,144	279
* MGM Resorts International	10,839	279
* Charter Communications Inc. Class A	1,932	277
Wyndham Worldwide Corp.	3,740	277
Ralph Lauren Corp. Class A	1,749	268
Tractor Supply Co.	4,071	265
Advance Auto Parts Inc.	2,128	264
Royal Caribbean Cruises Ltd.	4,768	264
Signet Jewelers Ltd.	2,358	250
* Under Armour Inc. Class A	4,887	248
* News Corp. Class A	14,486	247
Newell Rubbermaid Inc.	8,407	246
* TRW Automotive Holdings Corp.	2,896	246
Scripps Networks Interactive Inc. Class A	3,203	245
Hanesbrands Inc.	2,877	244
Polaris Industries Inc.	1,889	244
* LKQ Corp.	8,716	242
* Mohawk Industries Inc.	1,771	240
Interpublic Group of Cos. Inc.	12,481	239
H&R Block Inc.	7,947	237
Expedia Inc.	3,112	228
PulteGroup Inc.	11,308	221
Best Buy Co. Inc.	7,960	220
Staples Inc.	19,379	218
Foot Locker Inc.	4,382	211
Garmin Ltd.	3,572	210
* Jarden Corp.	3,714	210
Harman International Industries Inc.	1,984	208
Lear Corp.	2,354	207
Lennar Corp. Class A	4,826	197
DR Horton Inc.	8,231	195
Fortune Brands Home & Security Inc.	4,822	193
Williams-Sonoma Inc.	2,851	191
Darden Restaurants Inc.	3,784	190
Goodyear Tire & Rubber Co.	7,171	189
* Toll Brothers Inc.	5,186	188
Gannett Co. Inc.	6,679	186
* WABCO Holdings Inc.	1,703	182
Avon Products Inc.	12,613	180

* Avis Budget Group Inc.	3,140	180
Hasbro Inc.	3,345	180
PetSmart Inc.	3,012	173
Family Dollar Stores Inc.	2,812	165
* Ulta Salon Cosmetics & Fragrance Inc.	1,858	158
* NVR Inc.	137	153
* Fossil Group Inc.	1,411	148
* Liberty Ventures Class A	2,147	143
Leggett & Platt Inc.	4,170	141
Dunkin' Brands Group Inc.	3,111	139
* Kate Spade & Co.	3,693	134
* Visteon Corp.	1,452	132
GameStop Corp. Class A	3,463	131
Tupperware Brands Corp.	1,543	129
Dick's Sporting Goods Inc.	2,880	128
* Sally Beauty Holdings Inc.	4,970	127
Nu Skin Enterprises Inc. Class A	1,703	126
Service Corp. International	6,179	124
Gentex Corp.	4,191	121
Domino's Pizza Inc.	1,642	119
* Panera Bread Co. Class A	772	119
Carter's Inc.	1,591	115
Brunswick Corp.	2,640	114
Lamar Advertising Co. Class A	2,299	113
* Tenneco Inc.	1,776	113
* Pandora Media Inc.	4,431	109
* AMC Networks Inc. Class A	1,753	108
Cinemark Holdings Inc.	3,367	106
* Urban Outfitters Inc.	3,142	105
Dana Holding Corp.	4,609	102
Cablevision Systems Corp. Class A	5,689	100
* Madison Square Garden Co. Class A	1,784	98
* Live Nation Entertainment Inc.	4,108	97
* Tempur Sealy International Inc.	1,762	97
* Starz	3,149	96
Brinker International Inc.	1,933	96
International Game Technology	7,202	90
* Hilton Worldwide Holdings Inc.	3,949	89
Dillard's Inc. Class A	792	89
Graham Holdings Co. Class B	128	87
* Cabela's Inc.	1,386	85
* AutoNation Inc.	1,484	85
Abercrombie & Fitch Co.	2,142	81
* Hyatt Hotels Corp. Class A	1,305	80
* Buffalo Wild Wings Inc.	549	79
Sotheby's	1,993	79
Pool Corp.	1,360	79
Six Flags Entertainment Corp.	1,928	78
* Deckers Outdoor Corp.	1,005	78
DeVry Education Group Inc.	1,835	78
Thor Industries Inc.	1,289	77
* Apollo Education Group Inc.	2,846	76
Wolverine World Wide Inc.	2,930	76
Burger King Worldwide Inc.	2,929	75
Vail Resorts Inc.	1,048	73
John Wiley & Sons Inc. Class A	1,327	73
* Big Lots Inc.	1,709	73

*	Office Depot Inc.	14,014	72
*	Murphy USA Inc.	1,394	71
	Jack in the Box Inc.	1,224	71
	Aaron's Inc.	2,101	69
	Men's Wearhouse Inc.	1,384	69
	Chico's FAS Inc.	4,468	68
	KAR Auction Services Inc.	2,216	68
	Cheesecake Factory Inc.	1,460	67
*	Life Time Fitness Inc.	1,257	67
*	Bally Technologies Inc.	1,121	66
	Wendy's Co.	7,692	63
*	Lumber Liquidators Holdings Inc.	802	62
*	Ascena Retail Group Inc.	3,731	62
*	JC Penney Co. Inc.	6,913	62
	Lions Gate Entertainment Corp.	2,357	62
*	DreamWorks Animation SKG Inc. Class A	2,154	60
	American Eagle Outfitters Inc.	5,624	60
*	Iconix Brand Group Inc.	1,416	59
	AMERCO	214	59
	Sinclair Broadcast Group Inc. Class A	1,997	59
*	Asbury Automotive Group Inc.	909	59
	CST Brands Inc.	1,761	58
*	Grand Canyon Education Inc.	1,316	58
	Cracker Barrel Old Country Store Inc.	573	58
	Penske Automotive Group Inc.	1,232	57
*	Steven Madden Ltd.	1,756	56
	New York Times Co. Class A	3,764	56
	HSN Inc.	988	55
*	HomeAway Inc.	1,772	55
*	Helen of Troy Ltd.	935	54
*	ANN Inc.	1,377	54
*	Jos A Bank Clothiers Inc.	816	53
*,^ Sears Holdings Corp.		1,259	53
*	Genesco Inc.	701	53
	DSW Inc. Class A	2,078	52
	Cooper Tire & Rubber Co.	1,848	51
	Group 1 Automotive Inc.	634	51
	Lithia Motors Inc. Class A	648	51
	Ryland Group Inc.	1,346	51
	PriceSmart Inc.	550	50
*	Skechers U.S.A. Inc. Class A	1,128	50
	Monro Muffler Brake Inc.	913	49
	Hillenbrand Inc.	1,603	49
*	Marriott Vacations Worldwide Corp.	851	48
	Regal Entertainment Group Class A	2,417	47
	Meredith Corp.	1,043	47
	Texas Roadhouse Inc. Class A	1,822	46
*	Conversant Inc.	1,936	46
*	Shutterfly Inc.	1,108	46
*	Meritage Homes Corp.	1,132	45
	Guess? Inc.	1,732	44
*	TiVo Inc.	3,696	44
	Rent-A-Center Inc.	1,549	43
	Pier 1 Imports Inc.	2,434	43
*	Gentherm Inc.	1,027	42
*	Outerwall Inc.	595	42
*	Pinnacle Entertainment Inc.	1,704	42

Finish Line Inc. Class A	1,436	41
Papa John's International Inc.	936	41
KB Home	2,438	40
Nexstar Broadcasting Group Inc. Class A	858	40
* Hibbett Sports Inc.	751	40
* Meritor Inc.	2,843	39
* Dorman Products Inc.	735	39
* Crocs Inc.	2,571	38
DineEquity Inc.	483	38
* Vistaprint NV	952	38
* Vitamin Shoppe Inc.	886	38
La-Z-Boy Inc.	1,528	37
* Orient-Express Hotels Ltd. Class A	2,796	37
Buckle Inc.	814	37
* American Axle & Manufacturing Holdings Inc.	1,961	36
Choice Hotels International Inc.	806	36
* Krispy Kreme Doughnuts Inc.	1,913	36
Brown Shoe Co. Inc.	1,263	36
* G-III Apparel Group Ltd.	484	36
* Standard Pacific Corp.	4,325	35
* Five Below Inc.	957	35
Churchill Downs Inc.	400	34
* Restoration Hardware Holdings Inc.	517	34
Sturm Ruger & Co. Inc.	563	34
* Sonic Corp.	1,640	34
* Bloomin' Brands Inc.	1,615	34
Matthews International Corp. Class A	805	33
MDC Holdings Inc.	1,149	33
Children's Place Retail Stores Inc.	674	33
Drew Industries Inc.	668	32
Aramark	1,228	32
Bob Evans Farms Inc.	720	32
Columbia Sportswear Co.	378	32
* Express Inc.	2,492	31
* Conn's Inc.	657	31
Sonic Automotive Inc. Class A	1,148	30
* Select Comfort Corp.	1,624	30
* Popeyes Louisiana Kitchen Inc.	697	30
* Red Robin Gourmet Burgers Inc.	414	30
Coty Inc. Class A	1,667	28
National CineMedia Inc.	1,759	28
SeaWorld Entertainment Inc.	888	27
* Norwegian Cruise Line Holdings Ltd.	790	27
* Constant Contact Inc.	896	26
* Fiesta Restaurant Group Inc.	655	26
* Tumi Holdings Inc.	1,423	26
* Smith & Wesson Holding Corp.	1,629	26
Oxford Industries Inc.	397	25
International Speedway Corp. Class A	813	25
Scholastic Corp.	772	25
MDC Partners Inc. Class A	1,163	24
* Multimedia Games Holding Co. Inc.	843	24
Standard Motor Products Inc.	578	24
Interval Leisure Group Inc.	1,150	24
* Carmike Cinemas Inc.	673	23
Cato Corp. Class A	802	23
* Penn National Gaming Inc.	1,983	23

* Quiksilver Inc.	3,869	23
* BJ's Restaurants Inc.	721	23
* Caesars Entertainment Corp.	1,241	23
* Boyd Gaming Corp.	2,028	22
* Universal Electronics Inc.	474	22
* Barnes & Noble Inc.	1,178	21
* LifeLock Inc.	1,871	21
* Elizabeth Arden Inc.	747	20
* Winnebago Industries Inc.	818	20
* Tuesday Morning Corp.	1,249	20
Movado Group Inc.	522	20
* Taylor Morrison Home Corp. Class A	926	20
* Francesca's Holdings Corp.	1,285	20
Regis Corp.	1,387	19
Capella Education Co.	322	18
Callaway Golf Co.	2,295	18
* K12 Inc.	794	18
* American Public Education Inc.	514	18
* EW Scripps Co. Class A	913	18
* Mattress Firm Holding Corp.	392	18
Stage Stores Inc.	955	18
* Steiner Leisure Ltd.	434	17
* Denny's Corp.	2,679	17
* Biglari Holdings Inc.	41	17
* Strayer Education Inc.	316	17
* Cumulus Media Inc. Class A	2,719	17
* Vera Bradley Inc.	631	17
Ethan Allen Interiors Inc.	724	17
* Zumiez Inc.	615	17
* Libbey Inc.	612	17
Weight Watchers International Inc.	786	16
Fred's Inc. Class A	1,071	16
* M/I Homes Inc.	705	16
* Move Inc.	1,211	16
* Rentrak Corp.	306	16
* Hovnanian Enterprises Inc. Class A	3,370	16
* Pep Boys-Manny Moe & Jack	1,551	16
* FTD Cos. Inc.	528	16
* Cavco Industries Inc.	203	16
* Chuy's Holdings Inc.	474	16
* HealthStream Inc.	570	15
Haverty Furniture Cos. Inc.	576	14
* Beazer Homes USA Inc.	733	14
Arctic Cat Inc.	384	14
Inter Parfums Inc.	478	14
* Shutterstock Inc.	217	14
* RealD Inc.	1,181	14
* Ruby Tuesday Inc.	1,780	14
Nutrisystem Inc.	835	14
* Gray Television Inc.	1,199	14
* AMC Entertainment Holdings Inc.	603	14
Viad Corp.	593	14
Superior Industries International Inc.	678	14
* Bright Horizons Family Solutions Inc.	345	13
* zulily Inc. Class A	384	13
* Angie's List Inc.	1,233	13
* LeapFrog Enterprises Inc.	1,861	13

	Ruth's Hospitality Group Inc.	1,045	13
*	Burlington Stores Inc.	448	13
*	Scientific Games Corp. Class A	1,418	13
*	Stamps.com Inc.	392	13
*	ITT Educational Services Inc.	698	12
*	Container Store Group Inc.	419	12
*	MarineMax Inc.	717	12
*	Houghton Mifflin Harcourt Co.	613	11
*	Blue Nile Inc.	361	11
	Stein Mart Inc.	807	11
	ClubCorp Holdings Inc.	605	11
*	Journal Communications Inc. Class A	1,287	11
*	William Lyon Homes Class A	401	11
*	Lands' End Inc.	378	11
*	Revlon Inc. Class A	330	10
*	Media General Inc.	573	10
	Clear Channel Outdoor Holdings Inc. Class A	1,236	10
*	Diamond Resorts International Inc.	521	10
	National Presto Industries Inc.	140	10
*	Nautilus Inc.	906	10
*	Central Garden and Pet Co. Class A	1,223	10
	Remy International Inc.	409	10
*	Federal-Mogul Holdings Corp.	576	10
	World Wrestling Entertainment Inc. Class A	840	9
*	Vince Holding Corp.	334	9
	Destination Maternity Corp.	394	9
*	McClatchy Co. Class A	1,773	9
*	Citi Trends Inc.	452	9
	Marcus Corp.	539	9
*	Bravo Brio Restaurant Group Inc.	572	9
*	Aeropostale Inc.	2,290	9
	Harte-Hanks Inc.	1,256	9
*	XO Group Inc.	781	9
	Entravision Communications Corp. Class A	1,609	9
*	America's Car-Mart Inc.	235	9
*	American Woodmark Corp.	307	8
	Carriage Services Inc. Class A	459	8
*	Del Frisco's Restaurant Group Inc.	312	8
	Shoe Carnival Inc.	438	8
*	Tile Shop Holdings Inc.	539	8
*	Stoneridge Inc.	831	8
	Marchex Inc. Class B	737	8
*	Career Education Corp.	1,611	8
*	Entercom Communications Corp. Class A	698	7
*	Christopher & Banks Corp.	1,061	7
*	Kirkland's Inc.	406	7
*	Black Diamond Inc.	662	7
	Universal Technical Institute Inc.	625	7
*	Sizmek Inc.	707	7
*,^ TRI Pointe Homes Inc.		437	7
*	Central European Media Enterprises Ltd. Class A	2,318	7
	Saga Communications Inc. Class A	142	7
	AH Belo Corp. Class A	552	7
*	Destination XL Group Inc.	1,229	7
*	Morgans Hotel Group Co.	817	6
	Speedway Motorsports Inc.	339	6
*	Perry Ellis International Inc.	360	6

*,^ Noodles & Co. Class A		180	6
	CSS Industries Inc.	247	6
*	Franklin Covey Co.	270	6
*	Intrawest Resorts Holdings Inc.	513	6
*	Bridgepoint Education Inc.	438	6
	Big 5 Sporting Goods Corp.	490	6
	RG Barry Corp.	291	6
*	Tower International Inc.	178	5
*	Sears Hometown and Outlet Stores Inc.	242	5
*	Jamba Inc.	488	5
*	Orbitz Worldwide Inc.	701	5
	Weyco Group Inc.	190	5
*	ValueVision Media Inc. Class A	1,148	5
*	Systemax Inc.	318	5
*	QuinStreet Inc.	914	5
*	Overstock.com Inc.	327	5
*	West Marine Inc.	496	5
*	Dex Media Inc.	501	5
	JAKKS Pacific Inc.	561	5
*	Fox Factory Holding Corp.	288	5
*	Carrols Restaurant Group Inc.	690	5
*	Cenveo Inc.	1,573	5
*	Daily Journal Corp.	28	5
	Flexsteel Industries Inc.	144	5
*	Malibu Boats Inc. Class A	240	5
*	Speed Commerce Inc.	1,315	5
*	VOXX International Corp. Class A	545	5
	Lifetime Brands Inc.	299	5
	Courier Corp.	333	5
	Hooker Furniture Corp.	315	5
*	Reading International Inc. Class A	510	5
	Winmark Corp.	66	4
*,^ RadioShack Corp.		2,910	4
	Bassett Furniture Industries Inc.	317	4
*	SFX Entertainment Inc.	584	4
	Town Sports International Holdings Inc.	700	4
*	Isle of Capri Casinos Inc.	618	4
*	1-800-Flowers.com Inc. Class A	753	4
*	LGI Homes Inc.	262	4
	bebe stores inc	1,016	4
*	Monarch Casino & Resort Inc.	251	4
*	ZAGG Inc.	898	4
	Bon-Ton Stores Inc.	394	4
*	Fuel Systems Solutions Inc.	410	4
*	Potbelly Corp.	251	4
*	Nathan's Famous Inc.	80	4
*	Skullcandy Inc.	526	4
*	JTH Holding Inc. Class A	134	4
	Johnson Outdoors Inc. Class A	145	4
*	Crown Media Holdings Inc. Class A	1,012	4
*	Norcraft Cos. Inc.	215	4
*	New York & Co. Inc.	841	3
*	Rosetta Stone Inc.	338	3
*	Martha Stewart Living Omnimedia Inc. Class A	713	3
*	WCI Communities Inc.	177	3
*	Pacific Sunwear of California Inc.	1,347	3
*	Ignite Restaurant Group Inc.	211	3

* New Home Co. Inc.	244	3
* Luby's Inc.	583	3
Einstein Noah Restaurant Group Inc.	189	3
* hhgregg Inc.	311	3
* Hemisphere Media Group Inc.	251	3
Lincoln Educational Services Corp.	700	3
* Tilly's Inc. Class A	289	3
* Chegg Inc.	438	2
* Wet Seal Inc. Class A	2,868	2
Marine Products Corp.	308	2
Blyth Inc.	272	2
Salem Communications Corp. Class A	276	2
* Care.com Inc.	192	2
* Corinthian Colleges Inc.	2,317	2
* ReachLocal Inc.	304	2
* American Apparel Inc.	2,719	2
* Education Management Corp.	834	2
* Diversified Restaurant Holdings Inc.	256	1
Beasley Broadcasting Group Inc. Class A	128	1
Trans World Entertainment Corp.	251	1
Gordmans Stores Inc.	181	1
* EveryWare Global Inc.	239	—
* Body Central Corp.	234	—
		88,396
Consumer Staples (7.5%)
Procter & Gamble Co.	80,026	6,465
Coca-Cola Co.	111,680	4,569
Philip Morris International Inc.	47,755	4,228
PepsiCo Inc.	45,116	3,985
CVS Caremark Corp.	35,751	2,800
Altria Group Inc.	58,650	2,437
Walgreen Co.	27,665	1,989
Colgate-Palmolive Co.	27,235	1,863
Mondelez International Inc. Class A	49,387	1,858
Kimberly-Clark Corp.	11,226	1,261
General Mills Inc.	18,815	1,034
Kraft Foods Group Inc.	17,352	1,032
Archer-Daniels-Midland Co.	19,238	865
Kroger Co.	15,182	725
Lorillard Inc.	11,031	686
Sysco Corp.	17,323	650
Reynolds American Inc.	9,199	549
Mead Johnson Nutrition Co.	5,910	529
Kellogg Co.	7,583	523
Keurig Green Mountain Inc.	4,354	491
Hershey Co.	4,380	426
Whole Foods Market Inc.	10,821	414
Brown-Forman Corp. Class B	4,415	409
ConAgra Foods Inc.	12,167	393
* Constellation Brands Inc. Class A	4,489	378
Tyson Foods Inc. Class A	8,175	347
Coca-Cola Enterprises Inc.	7,582	346
Clorox Co.	3,844	344
Dr Pepper Snapple Group Inc.	5,956	344
Bunge Ltd.	4,294	334
JM Smucker Co.	3,131	321
Church & Dwight Co. Inc.	4,034	279

McCormick & Co. Inc.	3,851	278
* Monster Beverage Corp.	3,917	272
Molson Coors Brewing Co. Class B	4,079	268
Safeway Inc.	7,043	242
Campbell Soup Co.	5,121	235
Energizer Holdings Inc.	1,814	210
Hormel Foods Corp.	3,908	192
Hillshire Brands Co.	3,592	191
* Rite Aid Corp.	21,313	178
Ingredion Inc.	2,258	172
Herbalife Ltd.	2,488	161
* WhiteWave Foods Co. Class A	4,045	127
Flowers Foods Inc.	4,991	104
* Hain Celestial Group Inc.	1,120	102
GNC Holdings Inc. Class A	2,658	98
* United Natural Foods Inc.	1,439	97
Casey's General Stores Inc.	1,118	80
* TreeHouse Foods Inc.	1,057	79
* Post Holdings Inc.	1,284	64
Sanderson Farms Inc.	672	62
B&G Foods Inc.	1,543	53
* Boston Beer Co. Inc. Class A	241	52
Spectrum Brands Holdings Inc.	628	49
Lancaster Colony Corp.	537	48
Dean Foods Co.	2,752	48
* Pilgrim's Pride Corp.	1,769	45
* SUPERVALU Inc.	5,925	44
* Susser Holdings Corp.	531	42
Andersons Inc.	818	42
J&J Snack Foods Corp.	441	41
Vector Group Ltd.	1,844	39
Snyder's-Lance Inc.	1,388	38
* Fresh Market Inc.	1,198	37
Universal Corp.	680	36
WD-40 Co.	446	32
Fresh Del Monte Produce Inc.	1,104	32
Pinnacle Foods Inc.	975	31
Cal-Maine Foods Inc.	433	30
Core-Mark Holding Co. Inc.	334	28
* SpartanNash Co.	1,060	26
* Boulder Brands Inc.	1,723	23
* Seaboard Corp.	8	22
* Diamond Foods Inc.	649	21
Tootsie Roll Industries Inc.	589	17
* Sprouts Farmers Market Inc.	595	16
Weis Markets Inc.	320	15
* Chiquita Brands International Inc.	1,357	14
* Annie's Inc.	399	13
* USANA Health Sciences Inc.	174	13
* Medifast Inc.	384	12
* Pantry Inc.	686	12
Calavo Growers Inc.	356	11
Coca-Cola Bottling Co. Consolidated	135	10
Ingles Markets Inc. Class A	345	9
* Chefs' Warehouse Inc.	483	9
* Omega Protein Corp.	582	8
PetMed Express Inc.	588	8

* Seneca Foods Corp. Class A	238	7
Limoneira Co.	292	7
* Alliance One International Inc.	2,559	6
John B Sanfilippo & Son Inc.	240	6
* National Beverage Corp.	331	6
* Nutraceutical International Corp.	250	6
* Natural Grocers by Vitamin Cottage Inc.	278	6
Orchids Paper Products Co.	175	5
* Inventure Foods Inc.	411	5
* PhotoMedex Inc.	386	5
Nature's Sunshine Products Inc.	318	5
Village Super Market Inc. Class A	184	5
Roundy's Inc.	805	4
* Vitacost.com Inc.	643	4
Female Health Co.	634	4
* Lifevantage Corp.	2,718	4
* Star Scientific Inc.	5,331	4
* Farmer Bros Co.	174	3
* Craft Brew Alliance Inc.	309	3
Alico Inc.	85	3
* Fairway Group Holdings Corp.	517	3
* Synutra International Inc.	506	3
* Lifeway Foods Inc.	137	2
		47,218
Energy (9.6%)
Exxon Mobil Corp.	129,827	13,052
Chevron Corp.	56,602	6,950
Schlumberger Ltd.	38,787	4,035
ConocoPhillips	35,700	2,854
Occidental Petroleum Corp.	23,524	2,345
EOG Resources Inc.	15,889	1,681
Halliburton Co.	24,758	1,600
Anadarko Petroleum Corp.	14,637	1,506
Phillips 66	17,152	1,454
Apache Corp.	11,437	1,066
National Oilwell Varco Inc.	12,473	1,021
Williams Cos. Inc.	19,928	936
Baker Hughes Inc.	12,894	909
Valero Energy Corp.	15,918	892
Devon Energy Corp.	11,852	876
Pioneer Natural Resources Co.	3,987	838
Spectra Energy Corp.	19,531	793
Marathon Petroleum Corp.	8,787	785
Hess Corp.	8,487	775
Marathon Oil Corp.	20,689	758
Noble Energy Inc.	10,468	754
Kinder Morgan Inc.	19,332	645
Chesapeake Energy Corp.	16,912	486
* Cheniere Energy Inc.	7,044	480
EQT Corp.	4,391	469
* Southwestern Energy Co.	10,260	467
Cabot Oil & Gas Corp.	12,304	446
Range Resources Corp.	4,760	442
* Concho Resources Inc.	3,291	434
* FMC Technologies Inc.	6,924	402
Seadrill Ltd.	10,315	392
* Cameron International Corp.	6,121	391

	ONEOK Inc.	6,016	388
	Cimarex Energy Co.	2,524	326
	Murphy Oil Corp.	5,238	323
	Helmerich & Payne Inc.	2,769	304
	CONSOL Energy Inc.	6,675	295
	HollyFrontier Corp.	5,928	292
*	Whiting Petroleum Corp.	3,440	247
	Oceaneering International Inc.	3,159	228
	Nabors Industries Ltd.	8,600	226
	Tesoro Corp.	3,965	223
*	Continental Resources Inc.	1,247	175
	Denbury Resources Inc.	10,262	173
*	Oil States International Inc.	1,602	172
	QEP Resources Inc.	5,223	167
	Superior Energy Services Inc.	4,656	155
*	Gulfport Energy Corp.	2,481	153
*	Cobalt International Energy Inc.	8,024	148
	SM Energy Co.	1,933	147
*	Oasis Petroleum Inc.	2,940	146
*	Newfield Exploration Co.	3,953	144
	Patterson-UTI Energy Inc.	4,287	142
*	Dresser-Rand Group Inc.	2,223	136
	Peabody Energy Corp.	7,860	127
*	WPX Energy Inc.	5,834	124
*	First Solar Inc.	1,978	122
*	Dril-Quip Inc.	1,184	121
*	Ultra Petroleum Corp.	4,463	121
	Rowan Cos. plc Class A	3,625	112
	Targa Resources Corp.	960	110
	Diamond Offshore Drilling Inc.	2,008	103
*	Kodiak Oil & Gas Corp.	7,735	98
	World Fuel Services Corp.	2,120	98
*,^ SandRidge Energy Inc.		14,419	96
*	Unit Corp.	1,431	91
*	Rosetta Resources Inc.	1,782	84
	SemGroup Corp. Class A	1,227	83
*	Atwood Oceanics Inc.	1,672	83
	CARBO Ceramics Inc.	577	79
*	Carrizo Oil & Gas Inc.	1,326	76
*	Helix Energy Solutions Group Inc.	3,092	72
*	Stone Energy Corp.	1,618	72
	Exterran Holdings Inc.	1,680	70
*	Antero Resources Corp.	1,100	68
*	PDC Energy Inc.	1,039	67
*	GT Advanced Technologies Inc.	3,887	66
	Western Refining Inc.	1,579	65
	Golar LNG Ltd.	1,277	59
*	McDermott International Inc.	6,903	50
*	Hornbeck Offshore Services Inc.	1,044	47
*	Matador Resources Co.	1,898	47
*	SEACOR Holdings Inc.	588	47
*	Diamondback Energy Inc.	617	47
*	Rice Energy Inc.	1,459	46
*	Bonanza Creek Energy Inc.	860	46
	Energy XXI Bermuda Ltd.	2,132	46
*,^ Halcon Resources Corp.		6,759	42
*	SunCoke Energy Inc.	2,043	41

RPC Inc.	1,839	41
* C&J Energy Services Inc.	1,314	40
* SunPower Corp. Class A	1,203	40
* Flotek Industries Inc.	1,393	40
* Magnum Hunter Resources Corp.	5,018	38
Comstock Resources Inc.	1,409	38
* Sanchez Energy Corp.	1,111	38
* Forum Energy Technologies Inc.	1,153	38
* SolarCity Corp.	684	36
* Key Energy Services Inc.	4,446	36
* Bill Barrett Corp.	1,423	36
* Laredo Petroleum Inc.	1,244	34
Delek US Holdings Inc.	1,083	34
* EPL Oil & Gas Inc.	872	33
* Cloud Peak Energy Inc.	1,775	33
* Kosmos Energy Ltd.	2,950	31
* Pioneer Energy Services Corp.	1,815	29
* Northern Oil and Gas Inc.	1,861	28
* Newpark Resources Inc.	2,476	28
* Athlon Energy Inc.	611	27
* Goodrich Petroleum Corp.	915	27
* TETRA Technologies Inc.	2,284	26
* Rex Energy Corp.	1,320	26
EXCO Resources Inc.	4,951	26
* Matrix Service Co.	760	25
* Penn Virginia Corp.	1,611	24
Frank's International NV	1,008	24
* Basic Energy Services Inc.	873	24
* Parker Drilling Co.	3,477	23
* Clean Energy Fuels Corp.	1,990	22
PBF Energy Inc. Class A	687	22
* Alpha Natural Resources Inc.	6,446	22
Arch Coal Inc.	6,091	22
Green Plains Inc.	737	22
* North Atlantic Drilling Ltd.	2,044	21
* Clayton Williams Energy Inc.	172	21
CVR Energy Inc.	455	21
* Hercules Offshore Inc.	4,654	21
* EP Energy Corp. Class A	1,007	20
* Triangle Petroleum Corp.	1,984	20
* Approach Resources Inc.	1,018	20
* Geospace Technologies Corp.	378	19
Tesco Corp.	881	19
* Contango Oil & Gas Co.	432	19
* RSP Permian Inc.	658	18
* Synergy Resources Corp.	1,480	17
* Era Group Inc.	587	17
* ION Geophysical Corp.	4,096	17
* Resolute Energy Corp.	1,976	16
* RigNet Inc.	345	16
* Solazyme Inc.	1,533	15
W&T Offshore Inc.	1,014	15
* EnerNOC Inc.	766	15
* Willbros Group Inc.	1,167	14
* Swift Energy Co.	1,265	14
* FuelCell Energy Inc.	5,779	14
* Capstone Turbine Corp.	8,892	13

* Callon Petroleum Co.	1,164	12
* Gastar Exploration Inc.	1,620	12
* Abraxas Petroleum Corp.	2,397	12
Panhandle Oil and Gas Inc. Class A	203	11
* REX American Resources Corp.	159	11
* VAALCO Energy Inc.	1,690	11
* Natural Gas Services Group Inc.	361	11
* Emerald Oil Inc.	1,653	11
* BPZ Resources Inc.	3,439	11
* Westmoreland Coal Co.	343	10
* PetroQuest Energy Inc.	1,665	10
Alon USA Energy Inc.	680	10
* Vantage Drilling Co.	5,866	10
* Warren Resources Inc.	2,127	10
Walter Energy Inc.	1,827	9
* Forest Oil Corp.	3,572	9
* Quicksilver Resources Inc.	3,636	9
Gulf Island Fabrication Inc.	421	8
* Nuverra Environmental Solutions Inc.	417	7
Dawson Geophysical Co.	235	6
* Arabian American Development Co.	581	6
* Renewable Energy Group Inc.	604	6
* FX Energy Inc.	1,559	6
* Jones Energy Inc.	325	6
Evolution Petroleum Corp.	495	6
Equal Energy Ltd.	1,039	5
* Midstates Petroleum Co. Inc.	968	5
* PowerSecure International Inc.	633	5
* Mitcham Industries Inc.	375	5
* Miller Energy Resources Inc.	891	5
Bolt Technology Corp.	252	5
* Enphase Energy Inc.	465	4
Adams Resources & Energy Inc.	62	4
* Apco Oil and Gas International Inc.	267	4
* Ameresco Inc. Class A	571	4
* Cal Dive International Inc.	2,860	4
* Isramco Inc.	28	4
* Endeavour International Corp.	1,473	3
Hallador Energy Co.	254	2
* Amyris Inc.	701	2
* TGC Industries Inc.	463	2
* KiOR Inc.	1,751	1
* ZaZa Energy Corp.	638	—
		60,099
Financial Services (18.6%)
Wells Fargo & Co.	140,970	7,158
* Berkshire Hathaway Inc. Class B	52,547	6,744
JPMorgan Chase & Co.	110,361	6,133
Bank of America Corp.	314,769	4,766
Citigroup Inc.	88,848	4,227
Visa Inc. Class A	15,255	3,277
MasterCard Inc. Class A	34,122	2,609
American Express Co.	27,666	2,531
American International Group Inc.	43,107	2,331
US Bancorp	54,007	2,279
Goldman Sachs Group Inc.	13,388	2,140
Simon Property Group Inc.	9,053	1,507

Morgan Stanley	44,443	1,372
Capital One Financial Corp.	17,049	1,345
MetLife Inc.	26,095	1,329
PNC Financial Services Group Inc.	15,452	1,318
Bank of New York Mellon Corp.	33,876	1,171
BlackRock Inc.	3,810	1,162
Prudential Financial Inc.	13,543	1,113
American Tower Corporation	11,544	1,035
ACE Ltd.	9,928	1,030
Travelers Cos. Inc.	10,313	964
Discover Financial Services	14,314	846
Aflac Inc.	13,610	833
State Street Corp.	12,600	822
Aon plc	9,022	811
Marsh & McLennan Cos. Inc.	16,091	809
Charles Schwab Corp.	32,043	808
BB&T Corp.	20,481	777
Crown Castle International Corp.	9,751	748
Allstate Corp.	12,671	738
Public Storage	4,180	721
CME Group Inc.	9,251	666
Chubb Corp.	7,157	663
Franklin Resources Inc.	11,992	662
IntercontinentalExchange Group Inc.	3,332	654
Equity Residential	10,513	650
Ameriprise Financial Inc.	5,563	626
T. Rowe Price Group Inc.	7,571	617
SunTrust Banks Inc.	15,767	604
Prologis Inc.	14,543	604
Vornado Realty Trust	5,457	584
Ventas Inc.	8,558	572
HCP Inc.	13,266	554
AvalonBay Communities Inc.	3,777	536
Boston Properties Inc.	4,430	535
Weyerhaeuser Co.	16,983	534
Fifth Third Bancorp	25,528	528
Health Care REIT Inc.	8,306	525
Moody's Corp.	5,677	486
Host Hotels & Resorts Inc.	21,738	480
Invesco Ltd.	12,979	476
Fidelity National Information Services Inc.	8,549	463
Hartford Financial Services Group Inc.	13,308	461
M&T Bank Corp.	3,766	457
* Fiserv Inc.	7,340	441
Progressive Corp.	17,606	441
Northern Trust Corp.	6,984	422
Regions Financial Corp.	41,255	420
Principal Financial Group Inc.	8,565	401
General Growth Properties Inc.	16,337	389
* Alliance Data Systems Corp.	1,519	389
Loews Corp.	8,965	387
Thomson Reuters Corp.	10,898	378
Lincoln National Corp.	7,837	376
KeyCorp	26,869	368
Annaly Capital Management Inc.	27,652	326
Essex Property Trust Inc.	1,777	322
SL Green Realty Corp.	2,675	293

* Affiliated Managers Group Inc.	1,540	290
Realty Income Corp.	6,463	280
Kimco Realty Corp.	11,931	273
Fidelity National Financial Inc. Class A	8,018	267
Macerich Co.	4,014	265
Unum Group	7,781	264
Western Union Co.	16,246	263
XL Group plc Class A	8,076	262
CIT Group Inc.	5,881	262
Comerica Inc.	5,441	261
* Markel Corp.	403	258
* FleetCor Technologies Inc.	1,981	250
Equifax Inc.	3,515	249
American Capital Agency Corp.	10,397	247
* Genworth Financial Inc. Class A	14,393	245
* CBRE Group Inc. Class A	8,138	243
Cincinnati Financial Corp.	4,761	233
Plum Creek Timber Co. Inc.	5,154	232
Federal Realty Investment Trust	1,905	228
Digital Realty Trust Inc.	3,952	227
Huntington Bancshares Inc.	24,483	227
Leucadia National Corp.	8,632	221
Everest Re Group Ltd.	1,382	221
* Arch Capital Group Ltd.	3,879	221
Torchmark Corp.	2,563	207
TD Ameritrade Holding Corp.	6,801	206
* Alleghany Corp.	489	206
American Realty Capital Properties Inc.	16,522	205
* Navient Corp.	12,966	205
UDR Inc.	7,307	201
Arthur J Gallagher & Co.	4,342	199
New York Community Bancorp Inc.	12,864	197
Lazard Ltd. Class A	3,735	189
NorthStar Realty Finance Corp.	10,720	177
Rayonier Inc.	3,671	175
Camden Property Trust	2,475	174
First Republic Bank	3,398	173
Raymond James Financial Inc.	3,562	172
* Howard Hughes Corp.	1,153	171
* E*TRADE Financial Corp.	8,372	171
Extra Space Storage Inc.	3,239	170
Duke Realty Corp.	9,386	166
Reinsurance Group of America Inc. Class A	2,113	165
PartnerRe Ltd.	1,495	161
* Signature Bank	1,378	160
Alexandria Real Estate Equities Inc.	2,085	159
Starwood Property Trust Inc.	6,463	158
Mid-America Apartment Communities Inc.	2,177	158
Jones Lang LaSalle Inc.	1,287	156
* SVB Financial Group	1,473	155
Zions Bancorporation	5,377	154
* MSCI Inc. Class A	3,520	152
Waddell & Reed Financial Inc. Class A	2,513	152
Hudson City Bancorp Inc.	15,447	151
Axis Capital Holdings Ltd.	3,271	150
DDR Corp.	8,667	150
Ares Capital Corp.	8,625	149

Legg Mason Inc.	3,025	148
Liberty Property Trust	3,781	146
Jack Henry & Associates Inc.	2,518	146
Broadridge Financial Solutions Inc.	3,538	145
Total System Services Inc.	4,768	144
Kilroy Realty Corp.	2,377	144
Global Payments Inc.	2,099	144
Assurant Inc.	2,120	144
Regency Centers Corp.	2,674	143
Senior Housing Properties Trust	5,947	143
Taubman Centers Inc.	1,860	139
SEI Investments Co.	4,212	139
FactSet Research Systems Inc.	1,286	138
East West Bancorp Inc.	4,113	138
HCC Insurance Holdings Inc.	2,930	138
Apartment Investment & Management Co. Class A	4,258	134
WR Berkley Corp.	2,991	133
American Financial Group Inc.	2,268	132
Omega Healthcare Investors Inc.	3,565	132
Spirit Realty Capital Inc.	11,644	131
* Realogy Holdings Corp.	3,506	130
Eaton Vance Corp.	3,502	130
People's United Financial Inc.	9,036	130
Old Republic International Corp.	7,577	130
CBOE Holdings Inc.	2,549	129
RenaissanceRe Holdings Ltd.	1,217	127
Hospitality Properties Trust	4,368	127
NASDAQ OMX Group Inc.	3,252	123
* American Capital Ltd.	8,239	122
National Retail Properties Inc.	3,455	121
Assured Guaranty Ltd.	4,915	120
Protective Life Corp.	2,290	120
American Campus Communities Inc.	3,054	119
Douglas Emmett Inc.	4,161	118
BioMed Realty Trust Inc.	5,429	118
Cullen/Frost Bankers Inc.	1,518	114
Dun & Bradstreet Corp.	1,096	113
Weingarten Realty Investors	3,555	113
Two Harbors Investment Corp.	10,676	112
SLM Corp.	12,917	111
PacWest Bancorp	2,731	110
Corrections Corp. of America	3,363	109
* WEX Inc.	1,132	109
Allied World Assurance Co. Holdings AG	2,876	108
Prosperity Bancshares Inc.	1,854	108
WP Carey Inc.	1,676	107
Equity Lifestyle Properties Inc.	2,432	106
Highwoods Properties Inc.	2,620	106
* Ocwen Financial Corp.	3,022	106
RLJ Lodging Trust	3,823	106
White Mountains Insurance Group Ltd.	179	106
CNO Financial Group Inc.	6,485	105
Brown & Brown Inc.	3,441	104
Home Properties Inc.	1,659	103
Commerce Bancshares Inc.	2,356	102
Validus Holdings Ltd.	2,726	102
LaSalle Hotel Properties	3,036	100

Tanger Factory Outlet Centers Inc.	2,757	98
City National Corp.	1,362	97
Chimera Investment Corp.	29,993	94
Gaming and Leisure Properties Inc.	2,804	94
* Synovus Financial Corp.	4,073	94
* Popular Inc.	3,014	91
CommonWealth REIT	3,454	91
Prospect Capital Corp.	9,104	90
FirstMerit Corp.	4,837	90
CBL & Associates Properties Inc.	4,767	90
* Washington Prime Group Inc.	4,508	90
First Niagara Financial Group Inc.	10,332	89
Aspen Insurance Holdings Ltd.	1,935	89
First American Financial Corp.	3,158	88
* Forest City Enterprises Inc. Class A	4,608	88
MFA Financial Inc.	10,544	87
Piedmont Office Realty Trust Inc. Class A	4,595	86
Associated Banc-Corp	4,895	84
* Stifel Financial Corp.	1,854	84
Hancock Holding Co.	2,478	84
* Portfolio Recovery Associates Inc.	1,480	83
ProAssurance Corp.	1,804	82
Umpqua Holdings Corp.	4,926	82
Post Properties Inc.	1,592	81
EPR Properties	1,506	81
First Horizon National Corp.	7,042	81
Radian Group Inc.	5,577	80
* MGIC Investment Corp.	9,466	80
* Zillow Inc. Class A	680	80
* CoreLogic Inc.	2,787	80
* Vantiv Inc. Class A	2,553	79
Webster Financial Corp.	2,634	79
Sunstone Hotel Investors Inc.	5,338	78
* Voya Financial Inc.	2,190	78
StanCorp Financial Group Inc.	1,293	78
Hanover Insurance Group Inc.	1,285	77
Federated Investors Inc. Class B	2,707	77
TCF Financial Corp.	4,783	76
CubeSmart	4,095	75
Primerica Inc.	1,656	75
Sovran Self Storage Inc.	964	74
DCT Industrial Trust Inc.	9,232	73
Bank of Hawaii Corp.	1,309	73
LPL Financial Holdings Inc.	1,553	73
Geo Group Inc.	2,089	71
DiamondRock Hospitality Co.	5,705	71
Brandywine Realty Trust	4,564	70
Healthcare Realty Trust Inc.	2,798	70
Corporate Office Properties Trust	2,503	69
* Euronet Worldwide Inc.	1,455	69
Fulton Financial Corp.	5,696	68
Medical Properties Trust Inc.	5,021	68
BancorpSouth Inc.	2,778	65
Endurance Specialty Holdings Ltd.	1,258	65
Invesco Mortgage Capital Inc.	3,634	65
* Texas Capital Bancshares Inc.	1,254	64
Pebblebrook Hotel Trust	1,792	64

Washington Federal Inc.	3,041	63
* Investors Bancorp Inc.	5,710	62
Fair Isaac Corp.	1,046	62
BankUnited Inc.	1,878	61
Colony Financial Inc.	2,696	60
Lexington Realty Trust	5,247	60
Ryman Hospitality Properties Inc.	1,288	59
Cousins Properties Inc.	4,908	59
Retail Properties of America Inc.	3,909	59
Hatteras Financial Corp.	2,886	59
MarketAxess Holdings Inc.	1,097	59
Financial Engines Inc.	1,428	58
First Industrial Realty Trust Inc.	3,123	58
* Strategic Hotels & Resorts Inc.	5,292	58
United Bankshares Inc.	1,898	58
UMB Financial Corp.	1,040	57
Sun Communities Inc.	1,178	57
Valley National Bancorp	5,816	56
EastGroup Properties Inc.	882	56
Mack-Cali Realty Corp.	2,567	56
FNB Corp.	4,547	56
RLI Corp.	1,241	55
Cathay General Bancorp	2,303	55
Chambers Street Properties	6,904	55
Glacier Bancorp Inc.	2,101	55
Apollo Investment Corp.	6,561	55
Erie Indemnity Co. Class A	726	55
First Financial Bankshares Inc.	921	55
Wintrust Financial Corp.	1,255	55
Iberiabank Corp.	867	54
Susquehanna Bancshares Inc.	5,443	54
Bank of the Ozarks Inc.	908	54
National Health Investors Inc.	845	53
Capitol Federal Financial Inc.	4,349	53
New Residential Investment Corp.	8,233	52
Platinum Underwriters Holdings Ltd.	801	51
Janus Capital Group Inc.	4,356	51
Evercore Partners Inc. Class A	922	51
PrivateBancorp Inc.	1,896	51
Washington REIT	1,940	50
Santander Consumer USA Holdings Inc.	2,528	50
Symetra Financial Corp.	2,378	50
* Western Alliance Bancorp	2,156	49
* MBIA Inc.	4,137	49
First Citizens BancShares Inc. Class A	221	49
Kemper Corp.	1,389	49
BOK Financial Corp.	772	48
PS Business Parks Inc.	567	48
Alexander & Baldwin Inc.	1,256	48
ARMOUR Residential REIT Inc.	10,919	48
Potlatch Corp.	1,182	47
Redwood Trust Inc.	2,397	47
Kennedy-Wilson Holdings Inc.	1,880	47
Glimcher Realty Trust	4,219	46
DuPont Fabros Technology Inc.	1,818	46
* St. Joe Co.	1,966	46
Home Loan Servicing Solutions Ltd.	2,073	46

Altisource Residential Corp.	1,635	46
Trustmark Corp.	1,961	45
EverBank Financial Corp.	2,350	45
* First Cash Financial Services Inc.	852	45
American Equity Investment Life Holding Co.	1,977	45
Acadia Realty Trust	1,608	44
Heartland Payment Systems Inc.	1,061	44
PennyMac Mortgage Investment Trust	2,066	44
CYS Investments Inc.	4,719	44
MB Financial Inc.	1,599	43
Morningstar Inc.	603	43
Old National Bancorp	3,066	41
Community Bank System Inc.	1,167	41
Chesapeake Lodging Trust	1,417	41
Healthcare Trust of America Inc. Class A	3,416	41
First Financial Holdings Inc.	698	41
Greenhill & Co. Inc.	822	41
Government Properties Income Trust	1,596	41
Sabra Health Care REIT Inc.	1,381	40
Equity One Inc.	1,758	40
* Hilltop Holdings Inc.	1,945	40
LTC Properties Inc.	1,013	40
Home BancShares Inc.	1,319	40
Cash America International Inc.	832	40
Empire State Realty Trust Inc.	2,403	39
* Enstar Group Ltd.	278	39
CVB Financial Corp.	2,674	39
AmTrust Financial Services Inc.	904	39
Westamerica Bancorporation	788	39
Selective Insurance Group Inc.	1,621	39
Argo Group International Holdings Ltd.	788	38
* Cardtronics Inc.	1,309	38
Montpelier Re Holdings Ltd.	1,203	38
International Bancshares Corp.	1,558	38
Hersha Hospitality Trust Class A	5,912	37
Mercury General Corp.	793	37
Fifth Street Finance Corp.	3,993	37
* Ambac Financial Group Inc.	1,312	37
Columbia Banking System Inc.	1,490	37
Capstead Mortgage Corp.	2,790	37
Northwest Bancshares Inc.	2,737	36
* Virtus Investment Partners Inc.	197	36
* Blackhawk Network Holdings Inc. Class B	1,469	36
* iStar Financial Inc.	2,483	36
Pennsylvania REIT	1,985	36
Main Street Capital Corp.	1,139	35
FelCor Lodging Trust Inc.	3,590	35
Pinnacle Financial Partners Inc.	1,022	35
BBCN Bancorp Inc.	2,304	35
National Penn Bancshares Inc.	3,416	35
First Midwest Bancorp Inc.	2,191	35
Education Realty Trust Inc.	3,327	35
Hudson Pacific Properties Inc.	1,455	34
Parkway Properties Inc.	1,723	34
Horace Mann Educators Corp.	1,158	34
American Assets Trust Inc.	980	34
Retail Opportunity Investments Corp.	2,097	33

Astoria Financial Corp.	2,577	33
Franklin Street Properties Corp.	2,628	33
Ramco-Gershenson Properties Trust	1,943	32
* Encore Capital Group Inc.	739	32
HFF Inc. Class A	976	32
American Capital Mortgage Investment Corp.	1,544	32
Interactive Brokers Group Inc.	1,366	31
* Starwood Waypoint Residential Trust	1,141	31
* Walter Investment Management Corp.	1,076	31
* TFS Financial Corp.	2,301	31
STAG Industrial Inc.	1,294	31
CNA Financial Corp.	770	31
Union Bankshares Corp.	1,236	31
* WisdomTree Investments Inc.	2,933	30
Brixmor Property Group Inc.	1,383	30
Provident Financial Services Inc.	1,742	29
Boston Private Financial Holdings Inc.	2,328	29
NBT Bancorp Inc.	1,279	29
Associated Estates Realty Corp.	1,679	29
ViewPoint Financial Group Inc.	1,166	29
Advent Software Inc.	952	29
Investors Real Estate Trust	3,109	28
Sterling Bancorp	2,435	28
Nelnet Inc. Class A	669	28
First Financial Bancorp	1,689	27
Hercules Technology Growth Capital Inc.	1,796	27
Solar Capital Ltd.	1,313	27
* BofI Holding Inc.	354	27
* Credit Acceptance Corp.	208	27
* Greenlight Capital Re Ltd. Class A	836	26
Inland Real Estate Corp.	2,491	26
American Homes 4 Rent Class A	1,480	26
National Bank Holdings Corp. Class A	1,327	26
BGC Partners Inc. Class A	3,708	26
Park National Corp.	336	25
Independent Bank Corp.	692	25
* KCG Holdings Inc. Class A	2,073	25
Renasant Corp.	897	25
Chemical Financial Corp.	861	25
First Commonwealth Financial Corp.	2,857	25
American National Insurance Co.	213	24
OFG Bancorp	1,338	24
Kite Realty Group Trust	3,782	23
Summit Hotel Properties Inc.	2,331	23
Artisan Partners Asset Management Inc. Class A	403	23
Banco Latinoamericano de Comercio Exterior SA	853	23
Cohen & Steers Inc.	560	23
Apollo Commercial Real Estate Finance Inc.	1,348	23
First Potomac Realty Trust	1,713	22
Alexander's Inc.	61	22
WesBanco Inc.	755	22
Northfield Bancorp Inc.	1,699	22
* Nationstar Mortgage Holdings Inc.	625	22
Select Income REIT	756	22
Banner Corp.	568	22
Infinity Property & Casualty Corp.	336	22
Anworth Mortgage Asset Corp.	3,970	21

Resource Capital Corp.	3,705	21
PennantPark Investment Corp.	1,919	21
S&T Bancorp Inc.	868	21
New York Mortgage Trust Inc.	2,646	21
Ashford Hospitality Trust Inc.	1,968	21
AMERISAFE Inc.	540	21
* Investment Technology Group Inc.	1,085	21
* Eagle Bancorp Inc.	649	21
* Piper Jaffray Cos.	470	21
Triangle Capital Corp.	785	21
EVERTEC Inc.	861	21
United Financial Bancorp Inc.	1,528	21
Oritani Financial Corp.	1,356	20
First Merchants Corp.	1,020	20
* World Acceptance Corp.	255	20
Wilshire Bancorp Inc.	1,977	20
Stewart Information Services Corp.	621	20
New Mountain Finance Corp.	1,397	20
* eHealth Inc.	537	20
City Holding Co.	457	20
Hanmi Financial Corp.	922	20
Simmons First National Corp. Class A	482	20
Tompkins Financial Corp.	422	19
Safety Insurance Group Inc.	376	19
* United Community Banks Inc.	1,256	19
CoreSite Realty Corp.	605	19
Employers Holdings Inc.	905	19
* Navigators Group Inc.	302	19
BlackRock Kelso Capital Corp.	2,156	19
RAIT Financial Trust	2,376	19
Golub Capital BDC Inc.	1,088	19
Excel Trust Inc.	1,395	18
Brookline Bancorp Inc.	2,045	18
* Ezcorp Inc. Class A	1,490	18
Terreno Realty Corp.	936	18
Flushing Financial Corp.	899	18
Maiden Holdings Ltd.	1,454	18
TCP Capital Corp.	1,037	18
TrustCo Bank Corp. NY	2,749	18
* Forestar Group Inc.	1,001	17
Lakeland Financial Corp.	479	17
Chatham Lodging Trust	768	17
Sandy Spring Bancorp Inc.	728	17
* Global Cash Access Holdings Inc.	1,933	17
Medley Capital Corp.	1,375	17
Gramercy Property Trust Inc.	2,862	17
Western Asset Mortgage Capital Corp.	1,162	17
Campus Crest Communities Inc.	1,886	17
* Capital Bank Financial Corp.	686	17
United Fire Group Inc.	599	17
* Springleaf Holdings Inc.	708	17
Berkshire Hills Bancorp Inc.	732	17
Cardinal Financial Corp.	932	16
Apollo Residential Mortgage Inc.	936	16
National Western Life Insurance Co. Class A	64	16
* Ameris Bancorp	744	16
WSFS Financial Corp.	230	16

AG Mortgage Investment Trust Inc.	814	15
Community Trust Bancorp Inc.	450	15
* PICO Holdings Inc.	663	15
Arlington Asset Investment Corp. Class A	554	15
TICC Capital Corp.	1,578	15
* Green Dot Corp. Class A	824	15
Cass Information Systems Inc.	300	15
Urstadt Biddle Properties Inc. Class A	727	15
* Bancorp Inc.	958	15
Universal Health Realty Income Trust	347	15
State Bank Financial Corp.	931	15
Getty Realty Corp.	747	15
Washington Trust Bancorp Inc.	422	14
FXCM Inc. Class A	1,068	14
Capital Southwest Corp.	392	14
Southside Bancshares Inc.	546	14
Dime Community Bancshares Inc.	929	14
Winthrop Realty Trust	933	14
Dynex Capital Inc.	1,561	14
THL Credit Inc.	1,014	13
GAMCO Investors Inc.	176	13
Agree Realty Corp.	434	13
1st Source Corp.	441	13
Heritage Financial Corp.	844	13
* Essent Group Ltd.	662	13
First Interstate Bancsystem Inc.	512	13
Cedar Realty Trust Inc.	2,111	13
CyrusOne Inc.	559	13
* Beneficial Mutual Bancorp Inc.	933	13
Monmouth Real Estate Investment Corp. Class A	1,326	13
Rouse Properties Inc.	760	12
* Tejon Ranch Co.	406	12
BancFirst Corp.	206	12
* Customers Bancorp Inc.	642	12
Physicians Realty Trust	882	12
Central Pacific Financial Corp.	638	12
TowneBank	769	12
QTS Realty Trust Inc. Class A	410	12
Westwood Holdings Group Inc.	203	12
* Cowen Group Inc. Class A	2,850	12
First Busey Corp.	2,115	12
Aviv REIT Inc.	423	12
* Safeguard Scientifics Inc.	612	12
* Stock Yards Bancorp Inc.	407	12
Bryn Mawr Bank Corp.	402	11
* Harbinger Group Inc.	963	11
Lakeland Bancorp Inc.	1,095	11
FBL Financial Group Inc. Class A	259	11
* Third Point Reinsurance Ltd.	740	11
* Taylor Capital Group Inc.	524	11
Saul Centers Inc.	230	11
* DFC Global Corp.	1,181	11
HCI Group Inc.	285	11
CoBiz Financial Inc.	1,035	11
Trico Bancshares	467	11
First Financial Corp.	328	11
Heartland Financial USA Inc.	432	10

First Bancorp	574	10
* NewStar Financial Inc.	766	10
* First BanCorp	2,106	10
AmREIT Inc.	572	10
Univest Corp. of Pennsylvania	487	10
OneBeacon Insurance Group Ltd. Class A	661	10
Diamond Hill Investment Group Inc.	82	10
German American Bancorp Inc.	369	10
Meadowbrook Insurance Group Inc.	1,455	10
MainSource Financial Group Inc.	594	10
Southwest Bancorp Inc.	574	10
* Flagstar Bancorp Inc.	580	10
Enterprise Financial Services Corp.	562	10
RE/MAX Holdings Inc.	336	10
Universal Insurance Holdings Inc.	759	9
State Auto Financial Corp.	436	9
Federal Agricultural Mortgage Corp.	302	9
Centerstate Banks Inc.	878	9
Financial Institutions Inc.	402	9
* HomeTrust Bancshares Inc.	607	9
* Ladenburg Thalmann Financial Services Inc.	3,005	9
BNC Bancorp	535	9
Whitestone REIT	633	9
* Metro Bancorp Inc.	412	9
First of Long Island Corp.	230	9
Great Southern Bancorp Inc.	301	9
Ashford Hospitality Prime Inc.	536	9
Hudson Valley Holding Corp.	479	9
* Citizens Inc. Class A	1,267	8
MVC Capital Inc.	660	8
Park Sterling Corp.	1,306	8
Medallion Financial Corp.	621	8
Bank Mutual Corp.	1,356	8
Camden National Corp.	223	8
Gladstone Commercial Corp.	455	8
* Phoenix Cos. Inc.	170	8
* Ladder Capital Corp. Class A	436	8
Arrow Financial Corp.	311	8
First Defiance Financial Corp.	285	8
OmniAmerican Bancorp Inc.	333	8
Bridge Bancorp Inc.	325	8
* Yadkin Financial Corp.	420	8
Consolidated-Tomoka Land Co.	171	8
Ares Commercial Real Estate Corp.	625	8
* MoneyGram International Inc.	589	8
Peoples Bancorp Inc.	314	8
First Connecticut Bancorp Inc.	496	8
* Preferred Bank	340	8
* Suffolk Bancorp	337	8
* INTL. FCStone Inc.	410	8
Crawford & Co. Class B	767	8
Bank of Marin Bancorp	171	7
One Liberty Properties Inc.	342	7
Fidus Investment Corp.	399	7
* American Residential Properties Inc.	400	7
1st United Bancorp Inc.	874	7
Charter Financial Corp.	663	7

Pacific Continental Corp.	522	7
Calamos Asset Management Inc. Class A	579	7
First Community Bancshares Inc.	493	7
* Walker & Dunlop Inc.	480	7
MCG Capital Corp.	2,078	7
Silver Bay Realty Trust Corp.	445	7
CNB Financial Corp.	419	7
Fidelity & Guaranty Life	327	7
* Talmer Bancorp Inc. Class A	512	7
Peapack Gladstone Financial Corp.	351	7
Rexford Industrial Realty Inc.	494	7
GFI Group Inc.	2,032	7
* Pacific Premier Bancorp Inc.	486	7
Baldwin & Lyons Inc.	269	7
Manning & Napier Inc.	397	7
HomeStreet Inc.	378	7
Citizens & Northern Corp.	360	7
Oppenheimer Holdings Inc. Class A	289	7
KCAP Financial Inc.	825	7
OceanFirst Financial Corp.	402	7
Meta Financial Group Inc.	175	7
Republic Bancorp Inc. Class A	282	7
* Global Indemnity plc	245	6
Penns Woods Bancorp Inc.	140	6
Center Bancorp Inc.	344	6
National Bankshares Inc.	202	6
* Bridge Capital Holdings	281	6
* Meridian Interstate Bancorp Inc.	243	6
* Franklin Financial Corp.	315	6
Bank of Kentucky Financial Corp.	179	6
Ames National Corp.	272	6
BankFinancial Corp.	615	6
* FBR & Co.	235	6
Gladstone Capital Corp.	613	6
Hannon Armstrong Sustainable Infrastructure Capital Inc.	431	6
* SWS Group Inc.	845	6
Territorial Bancorp Inc.	294	6
West Bancorporation Inc.	419	6
PennantPark Floating Rate Capital Ltd.	430	6
Gladstone Investment Corp.	772	6
* Kearny Financial Corp.	419	6
* PennyMac Financial Services Inc. Class A	374	6
Guaranty Bancorp	430	6
Fidelity Southern Corp.	428	6
Fox Chase Bancorp Inc.	356	6
* United Community Financial Corp.	1,441	6
Sierra Bancorp	356	6
Solar Senior Capital Ltd.	336	6
* NewBridge Bancorp	738	6
Firsthand Technology Value Fund Inc.	264	5
National Interstate Corp.	194	5
Mercantile Bank Corp.	254	5
Horizon Bancorp	253	5
Armada Hoffler Properties Inc.	555	5
* Xoom Corp.	239	5
* GSV Capital Corp.	564	5
UMH Properties Inc.	524	5

Independent Bank Group Inc.	111	5
Banc of California Inc.	476	5
Seacoast Banking Corp. of Florida	486	5
American National Bankshares Inc.	230	5
* CU Bancorp	275	5
Merchants Bancshares Inc.	164	5
Kansas City Life Insurance Co.	115	5
Stellus Capital Investment Corp.	351	5
Heritage Commerce Corp.	608	5
First Financial Northwest Inc.	443	5
* Tree.com Inc.	188	5
ESB Financial Corp.	375	5
Capital City Bank Group Inc.	365	5
JAVELIN Mortgage Investment Corp.	350	5
* Heritage Oaks Bancorp	638	5
Northrim BanCorp Inc.	190	5
CatchMark Timber Trust Inc. Class A	353	5
MidWestOne Financial Group Inc.	198	5
* AV Homes Inc.	276	5
MidSouth Bancorp Inc.	241	5
First Bancorp Inc.	279	5
* Sun Bancorp Inc.	1,182	4
Bar Harbor Bankshares	173	4
Nicholas Financial Inc.	301	4
* Farmers Capital Bank Corp.	219	4
* BBX Capital Corp.	211	4
Enterprise Bancorp Inc.	212	4
* First NBC Bank Holding Co.	122	4
* Marcus & Millichap Inc.	201	4
EMC Insurance Group Inc.	132	4
* Hallmark Financial Services Inc.	415	4
* First Security Group Inc.	1,946	4
NGP Capital Resources Co.	615	4
* Cascade Bancorp	906	4
* Home Bancorp Inc.	189	4
Intervest Bancshares Corp. Class A	523	4
* Consumer Portfolio Services Inc.	528	4
Provident Financial Holdings Inc.	253	4
* Stonegate Mortgage Corp.	238	4
Tower Group International Ltd.	1,677	4
* JGWPT Holdings Inc. Class A	328	3
Macatawa Bank Corp.	693	3
Westfield Financial Inc.	478	3
* Higher One Holdings Inc.	916	3
Pzena Investment Management Inc. Class A	331	3
C&F Financial Corp.	96	3
Century Bancorp Inc. Class A	100	3
LCNB Corp.	216	3
Blue Capital Reinsurance Holdings Ltd.	184	3
Independence Holding Co.	231	3
* Imperial Holdings Inc.	505	3
Horizon Technology Finance Corp.	241	3
Ellington Residential Mortgage REIT	188	3
Access National Corp.	214	3
Donegal Group Inc. Class A	217	3
Resource America Inc. Class A	355	3
Chemung Financial Corp.	105	3

JMP Group Inc.	459	3
* CommunityOne Bancorp	308	3
Clifton Bancorp Inc.	245	3
* Planet Payment Inc.	1,015	3
NASB Financial Inc.	123	3
Middleburg Financial Corp.	156	3
WhiteHorse Finance Inc.	202	3
ZAIS Financial Corp.	166	3
Hingham Institution for Savings	37	3
Investors Title Co.	39	3
* UCP Inc.	200	3
ESSA Bancorp Inc.	249	3
Silvercrest Asset Management Group Inc. Class A	143	2
* ConnectOne Bancorp Inc.	51	2
Waterstone Financial Inc.	211	2
* Regional Management Corp.	157	2
Griffin Land & Nurseries Inc.	77	2
* VantageSouth Bancshares Inc.	353	2
Capitala Finance Corp.	116	2
Garrison Capital Inc.	143	2
Gain Capital Holdings Inc.	263	2
* Tristate Capital Holdings Inc.	157	2
CIFC Corp.	200	2
* Palmetto Bancshares Inc.	107	1
RCS Capital Corp.	51	1
* Hampton Roads Bankshares Inc.	803	1
Intersections Inc.	276	1
First Marblehead Corp.	267	1
* Fortegra Financial Corp.	154	1
California First National Bancorp	64	1
* Health Insurance Innovations Inc. Class A	90	1
Doral Financial Corp.	139	1
* First Federal Bancshares of Arkansas Inc.	32	—
* Tejon Ranch Co. Warrants Exp. 08/31/2016	64	—
		116,754
Health Care (12.6%)
Johnson & Johnson	82,015	8,321
Pfizer Inc.	195,282	5,786
Merck & Co. Inc.	88,168	5,101
* Gilead Sciences Inc.	44,507	3,614
Amgen Inc.	21,899	2,540
AbbVie Inc.	46,243	2,512
Bristol-Myers Squibb Co.	47,960	2,386
UnitedHealth Group Inc.	29,783	2,372
* Biogen Idec Inc.	6,931	2,214
* Celgene Corp.	12,180	1,864
Abbott Laboratories	45,517	1,821
Medtronic Inc.	29,666	1,811
Eli Lilly & Co.	28,925	1,731
* Express Scripts Holding Co.	22,659	1,619
Allergan Inc.	8,650	1,449
Thermo Fisher Scientific Inc.	11,411	1,334
McKesson Corp.	6,614	1,254
Baxter International Inc.	15,819	1,177
* Actavis plc	5,063	1,071
Covidien plc	13,733	1,004
* Alexion Pharmaceuticals Inc.	5,693	947

WellPoint Inc.	8,244	893
Stryker Corp.	9,687	818
Aetna Inc.	10,431	809
* Forest Laboratories Inc.	7,783	738
* Regeneron Pharmaceuticals Inc.	2,339	718
Cardinal Health Inc.	9,977	705
Cigna Corp.	7,844	704
Becton Dickinson and Co.	5,670	667
* Illumina Inc.	3,630	574
Humana Inc.	4,597	572
* Mylan Inc.	11,125	554
St. Jude Medical Inc.	8,265	536
Zimmer Holdings Inc.	4,915	513
Perrigo Co. plc	3,677	508
* Boston Scientific Corp.	39,379	505
AmerisourceBergen Corp. Class A	6,740	493
* Vertex Pharmaceuticals Inc.	6,796	491
* Cerner Corp.	8,655	468
Zoetis Inc.	14,593	448
* HCA Holdings Inc.	7,810	414
* Intuitive Surgical Inc.	1,111	411
* DaVita HealthCare Partners Inc.	5,377	380
CR Bard Inc.	2,226	329
* Henry Schein Inc.	2,545	305
* Endo International plc	3,922	277
* Catamaran Corp.	6,009	263
* Laboratory Corp. of America Holdings	2,548	261
* CareFusion Corp.	6,083	261
* Varian Medical Systems Inc.	3,166	261
* Edwards Lifesciences Corp.	3,130	254
Quest Diagnostics Inc.	4,237	254
* Hospira Inc.	4,831	238
Universal Health Services Inc. Class B	2,649	237
* BioMarin Pharmaceutical Inc.	4,057	235
* Jazz Pharmaceuticals plc	1,512	214
^ ResMed Inc.	4,158	208
* Salix Pharmaceuticals Ltd.	1,787	204
DENTSPLY International Inc.	4,180	198
* IDEXX Laboratories Inc.	1,498	192
* Hologic Inc.	7,851	192
Omnicare Inc.	2,891	184
Cooper Cos. Inc.	1,409	182
* Alkermes plc	3,950	181
* MEDNAX Inc.	2,933	169
* Medivation Inc.	2,190	159
* QIAGEN NV	6,821	157
* Pharmacyclics Inc.	1,706	152
* Incyte Corp. Ltd.	3,004	149
PerkinElmer Inc.	3,267	147
* Community Health Systems Inc.	3,276	137
* Covance Inc.	1,631	137
Questcor Pharmaceuticals Inc.	1,514	136
* athenahealth Inc.	1,073	136
* Mallinckrodt plc	1,715	133
* Tenet Healthcare Corp.	2,830	133
* United Therapeutics Corp.	1,357	130
Teleflex Inc.	1,200	128

*	Cubist Pharmaceuticals Inc.	1,903	127
*	Sirona Dental Systems Inc.	1,603	121
*	Centene Corp.	1,593	119
*	Align Technology Inc.	2,133	116
*	InterMune Inc.	2,868	114
*	Team Health Holdings Inc.	2,004	102
*	Alnylam Pharmaceuticals Inc.	1,698	101
	Patterson Cos. Inc.	2,552	100
*	WellCare Health Plans Inc.	1,269	98
*	Seattle Genetics Inc.	2,930	98
*	Brookdale Senior Living Inc.	2,888	96
*	Isis Pharmaceuticals Inc.	3,279	96
	Techne Corp.	1,077	95
*	Health Net Inc.	2,320	93
	STERIS Corp.	1,725	92
*	NPS Pharmaceuticals Inc.	2,929	91
	HealthSouth Corp.	2,544	89
*	Cepheid	1,955	88
*	VCA Antech Inc.	2,584	87
	West Pharmaceutical Services Inc.	2,020	85
*	Alere Inc.	2,374	85
*	PAREXEL International Corp.	1,659	84
*	LifePoint Hospitals Inc.	1,297	79
*	Charles River Laboratories International Inc.	1,432	77
*	Allscripts Healthcare Solutions Inc.	5,205	77
*	Myriad Genetics Inc.	2,181	72
*	Bio-Rad Laboratories Inc. Class A	597	72
*	DexCom Inc.	2,063	70
	Hill-Rom Holdings Inc.	1,743	69
*	Pacira Pharmaceuticals Inc.	866	67
*	Bruker Corp.	3,194	67
*	Theravance Inc.	2,299	66
	Owens & Minor Inc.	1,849	64
*	Medidata Solutions Inc.	1,553	60
*	Insulet Corp.	1,560	57
*	Impax Laboratories Inc.	1,999	55
*	Thoratec Corp.	1,659	55
*	Air Methods Corp.	1,135	55
*	Puma Biotechnology Inc.	678	52
*	MWI Veterinary Supply Inc.	371	52
*	Medicines Co.	1,830	51
*	Prestige Brands Holdings Inc.	1,492	51
*	Haemonetics Corp.	1,491	51
*	Intercept Pharmaceuticals Inc.	210	50
*	Cyberonics Inc.	807	49
*	Synageva BioPharma Corp.	601	49
*	Envision Healthcare Holdings Inc.	1,399	48
*	HMS Holdings Corp.	2,560	48
*	Magellan Health Services Inc.	790	48
*	Akorn Inc.	1,699	48
*,^ OPKO Health Inc.		5,511	48
*	ACADIA Pharmaceuticals Inc.	2,254	47
	Chemed Corp.	515	45
*	NuVasive Inc.	1,358	45
*	Ironwood Pharmaceuticals Inc. Class A	3,105	44
*	Acadia Healthcare Co. Inc.	1,033	44
	PDL BioPharma Inc.	4,680	44

*	HeartWare International Inc.	476	43
*	Nektar Therapeutics	3,649	43
*	Amsurg Corp. Class A	935	42
*	MedAssets Inc.	1,780	42
*	Quintiles Transnational Holdings Inc.	789	40
*	Neogen Corp.	1,048	40
	Kindred Healthcare Inc.	1,576	39
*,^ Arena Pharmaceuticals Inc.		6,357	39
*	Acorda Therapeutics Inc.	1,184	39
*,^ MannKind Corp.		4,341	39
*	Globus Medical Inc.	1,593	39
*	Celldex Therapeutics Inc.	2,604	38
*	Sarepta Therapeutics Inc.	1,096	37
*	Emeritus Corp.	1,168	37
	CONMED Corp.	803	36
*	Wright Medical Group Inc.	1,178	36
*	Molina Healthcare Inc.	827	36
*	WebMD Health Corp.	824	35
*	Masimo Corp.	1,421	35
*	ARIAD Pharmaceuticals Inc.	5,392	35
*	Ligand Pharmaceuticals Inc.	519	35
*	Keryx Biopharmaceuticals Inc.	2,604	34
	Cantel Medical Corp.	957	33
*	Greatbatch Inc.	704	33
*	Auxilium Pharmaceuticals Inc.	1,440	32
*	Exact Sciences Corp.	2,378	32
*	Dyax Corp.	3,882	32
*	Hanger Inc.	1,012	31
*	Neurocrine Biosciences Inc.	2,213	31
*	Integra LifeSciences Holdings Corp.	667	30
*	ImmunoGen Inc.	2,468	29
*	Omnicell Inc.	1,062	28
*	Premier Inc. Class A	943	28
*	Aegerion Pharmaceuticals Inc.	844	28
*	ExamWorks Group Inc.	929	28
*	Clovis Oncology Inc.	521	27
	Abaxis Inc.	645	27
	Ensign Group Inc.	568	27
*	Volcano Corp.	1,495	26
*	ABIOMED Inc.	1,130	26
*	Novavax Inc.	5,431	26
*	Sangamo BioSciences Inc.	1,945	26
*	Spectranetics Corp.	1,177	25
	Meridian Bioscience Inc.	1,211	25
	Analogic Corp.	357	24
*	NxStage Medical Inc.	1,744	24
*	Endologix Inc.	1,833	24
*	PharMerica Corp.	866	24
*	Natus Medical Inc.	937	23
*	Horizon Pharma Inc.	1,623	23
*	Lannett Co. Inc.	546	23
*	ICU Medical Inc.	379	23
*	AVANIR Pharmaceuticals Inc.	4,290	23
*	Halozyme Therapeutics Inc.	2,816	22
*	Merrimack Pharmaceuticals Inc.	2,821	22
	Select Medical Holdings Corp.	1,420	22
*	Furiex Pharmaceuticals Inc.	207	21

*	IPC The Hospitalist Co. Inc.	490	21
*	Cardiovascular Systems Inc.	761	21
*	Orexigen Therapeutics Inc.	3,255	21
*	Fluidigm Corp.	741	21
	Computer Programs & Systems Inc.	322	20
*	Idenix Pharmaceuticals Inc.	3,242	20
*	Capital Senior Living Corp.	850	20
*	Depomed Inc.	1,649	20
*	Accuray Inc.	2,164	19
*	Bio-Reference Labs Inc.	713	19
*	Cambrex Corp.	875	19
*	Exelixis Inc.	5,670	19
*	Luminex Corp.	1,089	19
*	Quidel Corp.	813	18
	Quality Systems Inc.	1,165	18
*	Repligen Corp.	917	18
*	Merit Medical Systems Inc.	1,241	17
*	Emergent Biosolutions Inc.	801	17
*	Affymetrix Inc.	2,074	17
*	Healthways Inc.	991	17
	National Healthcare Corp.	314	17
*	Orthofix International NV	530	17
*	Staar Surgical Co.	1,072	17
*	Momenta Pharmaceuticals Inc.	1,335	17
*	Anika Therapeutics Inc.	350	16
*	Tornier NV	740	16
*	Corvel Corp.	332	16
	Invacare Corp.	934	15
*	Array BioPharma Inc.	3,610	15
*	AMN Healthcare Services Inc.	1,344	15
*	Chelsea Therapeutics International Ltd.	2,288	15
*	MiMedx Group Inc.	2,650	14
*	VIVUS Inc.	2,939	14
*	Spectrum Pharmaceuticals Inc.	1,848	14
	Atrion Corp.	45	14
*	Infinity Pharmaceuticals Inc.	1,398	14
*	Raptor Pharmaceutical Corp.	1,707	14
*	Amedisys Inc.	919	13
*	BioScrip Inc.	1,703	13
*	Insmed Inc.	1,009	13
	Landauer Inc.	278	13
*,^ Rockwell Medical Inc.		1,145	13
*	Genomic Health Inc.	488	13
*	Providence Service Corp.	310	12
*	Gentiva Health Services Inc.	913	12
*	Sagent Pharmaceuticals Inc.	549	12
*	Triple-S Management Corp. Class B	691	12
*	Cynosure Inc. Class A	560	12
	US Physical Therapy Inc.	352	12
*	AtriCure Inc.	705	12
*	Omeros Corp.	988	12
*	AMAG Pharmaceuticals Inc.	630	12
*	KYTHERA Biopharmaceuticals Inc.	344	12
*	GenMark Diagnostics Inc.	1,045	12
*	TESARO Inc.	430	11
*	Cell Therapeutics Inc.	3,791	11
*	NewLink Genetics Corp.	535	11

*	Dynavax Technologies Corp.	7,601	11
*	Albany Molecular Research Inc.	679	11
*	Ophthotech Corp.	259	11
*	Repros Therapeutics Inc.	639	10
*	Sequenom Inc.	3,363	10
*	AngioDynamics Inc.	719	10
*	OraSure Technologies Inc.	1,621	10
*	TherapeuticsMD Inc.	2,519	10
*	BioDelivery Sciences International Inc.	1,067	10
*	Synergy Pharmaceuticals Inc.	2,351	10
*	Anacor Pharmaceuticals Inc.	739	10
*	Vascular Solutions Inc.	481	10
*	Vanda Pharmaceuticals Inc.	947	10
*	Antares Pharma Inc.	3,292	10
*	Symmetry Medical Inc.	1,089	10
*,^ Dendreon Corp.		4,429	10
*	Peregrine Pharmaceuticals Inc.	5,150	10
*	Surgical Care Affiliates Inc.	326	9
*	Geron Corp.	4,521	9
*	XOMA Corp.	2,254	9
*	Veeva Systems Inc. Class A	438	9
*	Lexicon Pharmaceuticals Inc.	6,859	9
*	Zeltiq Aesthetics Inc.	516	9
*	Cerus Corp.	2,111	9
	Universal American Corp.	1,122	9
*	Ampio Pharmaceuticals Inc.	1,158	9
*	Chindex International Inc.	367	9
*	Prothena Corp. plc	415	9
*	Unilife Corp.	2,998	9
*	SurModics Inc.	400	9
*	ZIOPHARM Oncology Inc.	2,347	8
*	Rigel Pharmaceuticals Inc.	2,546	8
*	Progenics Pharmaceuticals Inc.	1,997	8
*	Retrophin Inc.	544	8
*	Sciclone Pharmaceuticals Inc.	1,578	8
*	Galena Biopharma Inc.	3,443	8
*	PTC Therapeutics Inc.	331	8
*	Accelerate Diagnostics Inc.	323	8
*	Achillion Pharmaceuticals Inc.	2,820	8
*	LHC Group Inc.	373	8
*	Pacific Biosciences of California Inc.	1,506	7
*	Osiris Therapeutics Inc.	484	7
*	Hyperion Therapeutics Inc.	244	7
*	RTI Surgical Inc.	1,641	7
*	Immunomedics Inc.	2,139	7
*	Ultragenyx Pharmaceutical Inc.	189	7
*	Intrexon Corp.	336	7
	CryoLife Inc.	802	7
*	Portola Pharmaceuticals Inc.	319	7
*	Zogenix Inc.	3,063	7
*	Agios Pharmaceuticals Inc.	200	7
	Pozen Inc.	788	7
*	Five Star Quality Care Inc.	1,251	7
*	Endocyte Inc.	1,022	6
*	XenoPort Inc.	1,584	6
*	Exactech Inc.	273	6
*	Receptos Inc.	212	6

* AcelRx Pharmaceuticals Inc.	681	6
* Revance Therapeutics Inc.	197	6
* Acceleron Pharma Inc.	208	6
* Insys Therapeutics Inc.	237	6
* Durata Therapeutics Inc.	383	6
* Karyopharm Therapeutics Inc.	222	6
* Derma Sciences Inc.	556	6
* Sunesis Pharmaceuticals Inc.	1,099	6
* Navidea Biopharmaceuticals Inc.	3,489	6
* Cempra Inc.	576	5
Utah Medical Products Inc.	98	5
* Kindred Biosciences Inc.	314	5
* Threshold Pharmaceuticals Inc.	1,373	5
* Supernus Pharmaceuticals Inc.	589	5
* Verastem Inc.	539	5
* Almost Family Inc.	241	5
* Auspex Pharmaceuticals Inc.	231	5
* Curis Inc.	2,723	5
* Cytokinetics Inc.	955	5
* Foundation Medicine Inc.	200	5
* Relypsa Inc.	202	5
* Epizyme Inc.	196	5
* Chimerix Inc.	248	5
* Cross Country Healthcare Inc.	792	5
* Cytori Therapeutics Inc.	1,845	4
* Alliance HealthCare Services Inc.	146	4
* Tetraphase Pharmaceuticals Inc.	410	4
* Tandem Diabetes Care Inc.	266	4
* Stemline Therapeutics Inc.	281	4
* Cutera Inc.	429	4
* TearLab Corp.	847	4
* Merge Healthcare Inc.	1,905	4
* Bluebird Bio Inc.	176	4
* Enanta Pharmaceuticals Inc.	106	4
* LDR Holding Corp.	169	4
* National Research Corp. Class A	264	4
* ChemoCentryx Inc.	718	4
* Skilled Healthcare Group Inc.	579	4
* Alimera Sciences Inc.	632	4
* Xencor Inc.	427	4
* Addus HomeCare Corp.	160	4
* Pernix Therapeutics Holdings Inc.	512	4
* Aerie Pharmaceuticals Inc.	226	4
* Corcept Therapeutics Inc.	1,554	4
* TG Therapeutics Inc.	524	3
* MacroGenics Inc.	180	3
* Synta Pharmaceuticals Corp.	809	3
* Aratana Therapeutics Inc.	232	3
* NeoGenomics Inc.	959	3
* Harvard Bioscience Inc.	785	3
* Oxford Immunotec Global plc	180	3
* BioTime Inc.	1,080	3
* Targacept Inc.	815	3
* Medical Action Industries Inc.	425	3
* Sucampo Pharmaceuticals Inc. Class A	400	3
* SIGA Technologies Inc.	1,073	3
* OncoMed Pharmaceuticals Inc.	121	3

* Alphatec Holdings Inc.	1,812	3
* Vical Inc.	2,220	3
* OvaScience Inc.	347	3
* Inogen Inc.	149	2
* Arqule Inc.	1,732	2
* Veracyte Inc.	148	2
* Cara Therapeutics Inc.	158	2
* MEI Pharma Inc.	354	2
* Nanosphere Inc.	1,591	2
* Genocea Biosciences Inc.	113	2
* Five Prime Therapeutics Inc.	163	2
* Amicus Therapeutics Inc.	888	2
* Fibrocell Science Inc.	655	2
* Coronado Biosciences Inc.	1,013	2
* Esperion Therapeutics Inc.	118	2
* Concert Pharmaceuticals Inc.	194	2
* GlycoMimetics Inc.	235	2
* Flexion Therapeutics Inc.	132	2
* AVEO Pharmaceuticals Inc.	1,512	2
* Dicerna Pharmaceuticals Inc.	103	2
* Celladon Corp.	185	2
* OncoGenex Pharmaceutical Inc.	428	2
* Regulus Therapeutics Inc.	235	2
* Biolase Inc.	771	1
* Eleven Biotherapeutics Inc.	133	1
* Harvard Apparatus Regenerative Technology Inc.	186	1
* BIND Therapeutics Inc.	155	1
* Egalet Corp.	99	1
* GTx Inc.	765	1
* Eagle Pharmaceuticals Inc.	98	1
* Cellular Dynamics International Inc.	100	1
* Conatus Pharmaceuticals Inc.	154	1
* Trevena Inc.	215	1
* National Research Corp. Class B	23	1
* Argos Therapeutics Inc.	98	1
* Onconova Therapeutics Inc.	154	1
Enzon Pharmaceuticals Inc.	702	1
* TetraLogic Pharmaceuticals Corp.	107	—
* KaloBios Pharmaceuticals Inc.	174	—
* USMD Holdings Inc.	26	—
* Accretive Health Inc.	24	—
		79,380
Materials & Processing (4.5%)
Monsanto Co.	15,582	1,899
EI du Pont de Nemours & Co.	26,877	1,863
Dow Chemical Co.	35,305	1,840
Praxair Inc.	8,632	1,142
LyondellBasell Industries NV Class A	11,252	1,120
Precision Castparts Corp.	4,271	1,080
Freeport-McMoRan Copper & Gold Inc.	30,189	1,028
PPG Industries Inc.	4,164	840
Ecolab Inc.	7,654	836
Air Products & Chemicals Inc.	6,081	730
International Paper Co.	12,985	618
Sherwin-Williams Co.	2,586	529
Ingersoll-Rand plc	8,115	485
Nucor Corp.	9,276	470

Alcoa Inc.	34,184	465
Mosaic Co.	8,759	438
Fastenal Co.	8,660	422
Eastman Chemical Co.	4,520	399
CF Industries Holdings Inc.	1,520	370
Sigma-Aldrich Corp.	3,513	346
Newmont Mining Corp.	14,370	329
FMC Corp.	3,974	304
Celanese Corp. Class A	4,660	292
Ball Corp.	4,104	248
Ashland Inc.	2,305	237
International Flavors & Fragrances Inc.	2,380	236
Vulcan Materials Co.	3,792	231
Masco Corp.	10,436	222
Rock-Tenn Co. Class A	2,104	213
* Crown Holdings Inc.	4,199	205
* WR Grace & Co.	2,220	204
Airgas Inc.	1,909	203
Packaging Corp. of America	2,865	198
MeadWestvaco Corp.	4,881	198
Sealed Air Corp.	5,706	188
Valspar Corp.	2,470	184
RPM International Inc.	3,864	166
Martin Marietta Materials Inc.	1,344	165
Albemarle Corp.	2,375	164
Rockwood Holdings Inc.	2,137	163
Timken Co.	2,521	162
Reliance Steel & Aluminum Co.	2,236	161
* Owens-Illinois Inc.	4,793	159
Acuity Brands Inc.	1,249	157
Huntsman Corp.	5,639	151
Owens Corning	3,469	142
Southern Copper Corp.	4,607	137
AptarGroup Inc.	1,947	130
Allegheny Technologies Inc.	3,151	129
Eagle Materials Inc.	1,444	126
Lennox International Inc.	1,470	125
Sonoco Products Co.	2,955	125
Bemis Co. Inc.	3,003	124
Valmont Industries Inc.	781	121
* Hexcel Corp.	2,927	120
Royal Gold Inc.	1,874	118
Steel Dynamics Inc.	6,432	111
PolyOne Corp.	2,747	110
NewMarket Corp.	276	108
Cytec Industries Inc.	1,065	106
Cabot Corp.	1,861	105
United States Steel Corp.	4,212	97
Westlake Chemical Corp.	1,191	96
Axiall Corp.	2,046	95
Belden Inc.	1,286	93
Compass Minerals International Inc.	971	90
Domtar Corp.	964	88
CLARCOR Inc.	1,454	85
Carpenter Technology Corp.	1,355	85
Sensient Technologies Corp.	1,461	80
Watsco Inc.	749	75

Scotts Miracle-Gro Co. Class A	1,254	75
* Chemtura Corp.	2,870	72
HB Fuller Co.	1,469	70
^ Cliffs Natural Resources Inc.	4,468	70
* MRC Global Inc.	2,424	70
* KapStone Paper and Packaging Corp.	2,384	69
* USG Corp.	2,238	67
Olin Corp.	2,342	64
Silgan Holdings Inc.	1,293	63
Minerals Technologies Inc.	1,017	63
* Graphic Packaging Holding Co.	5,690	63
Worthington Industries Inc.	1,542	62
Commercial Metals Co.	3,411	61
* Polypore International Inc.	1,361	61
* Stillwater Mining Co.	3,447	58
* Louisiana-Pacific Corp.	4,068	58
* Texas Industries Inc.	636	55
* Tahoe Resources Inc.	2,481	52
Greif Inc. Class A	920	50
* Beacon Roofing Supply Inc.	1,420	49
Balchem Corp.	867	48
Mueller Industries Inc.	1,642	47
RBC Bearings Inc.	666	40
Simpson Manufacturing Co. Inc.	1,182	39
* Armstrong World Industries Inc.	734	39
Mueller Water Products Inc. Class A	4,609	39
* Berry Plastics Group Inc.	1,616	38
Schweitzer-Mauduit International Inc.	908	38
Kaiser Aluminum Corp.	552	38
* Clearwater Paper Corp.	608	38
Globe Specialty Metals Inc.	1,882	38
* Calgon Carbon Corp.	1,579	34
Innophos Holdings Inc.	640	34
PH Glatfelter Co.	1,253	33
US Silica Holdings Inc.	625	32
Interface Inc. Class A	1,731	32
* Trex Co. Inc.	1,004	31
* Cabot Microelectronics Corp.	714	31
* Resolute Forest Products Inc.	2,037	31
A Schulman Inc.	859	30
Stepan Co.	550	29
Innospec Inc.	686	29
OM Group Inc.	934	29
Quaker Chemical Corp.	384	28
Universal Forest Products Inc.	581	28
* Headwaters Inc.	2,133	28
* Ferro Corp.	2,116	27
Hecla Mining Co.	9,744	27
* Intrepid Potash Inc.	1,597	26
AAON Inc.	806	25
Apogee Enterprises Inc.	834	25
* RTI International Metals Inc.	915	25
* Horsehead Holding Corp.	1,472	24
* AK Steel Holding Corp.	3,978	24
* Kraton Performance Polymers Inc.	964	24
Neenah Paper Inc.	466	23
* Rexnord Corp.	883	23

*	Nortek Inc.	263	22
	Koppers Holdings Inc.	605	22
*	LSB Industries Inc.	557	21
*	Century Aluminum Co.	1,501	21
	Materion Corp.	598	20
	Deltic Timber Corp.	331	20
*	Coeur Mining Inc.	2,962	20
	Quanex Building Products Corp.	1,081	19
	Haynes International Inc.	360	19
	Schnitzer Steel Industries Inc.	761	19
	Comfort Systems USA Inc.	1,085	18
	Myers Industries Inc.	823	18
*	Rentech Inc.	6,595	15
	Wausau Paper Corp.	1,441	15
	Tredegar Corp.	714	15
	LB Foster Co. Class A	296	15
*	Gibraltar Industries Inc.	895	14
	Aceto Corp.	799	14
	Griffon Corp.	1,191	14
*	OMNOVA Solutions Inc.	1,372	13
	American Vanguard Corp.	836	13
	NN Inc.	500	12
*,^ Molycorp Inc.		4,344	12
	Zep Inc.	661	12
	FutureFuel Corp.	634	11
	Insteel Industries Inc.	526	10
*	US Concrete Inc.	413	10
*	Unifi Inc.	435	10
*	NCI Building Systems Inc.	603	10
	Hawkins Inc.	274	10
*	Northwest Pipe Co.	275	10
*	Taminco Corp.	461	10
*	Boise Cascade Co.	360	9
*	Builders FirstSource Inc.	1,303	9
	Kronos Worldwide Inc.	607	9
*	Landec Corp.	756	9
	Dynamic Materials Corp.	399	9
*	Allied Nevada Gold Corp.	3,034	8
*	PGT Inc.	967	8
*	Patrick Industries Inc.	195	7
	Olympic Steel Inc.	265	6
*	Universal Stainless & Alloy Products Inc.	201	6
*	Continental Building Products Inc.	388	6
	Chase Corp.	188	6
*	Ply Gem Holdings Inc.	461	5
	Ampco-Pittsburgh Corp.	247	5
	LSI Industries Inc.	631	5
*	Ur-Energy Inc.	3,730	5
	Oil-Dri Corp. of America	141	5
*	Stock Building Supply Holdings Inc.	236	5
	Culp Inc.	239	4
*,^ Uranium Energy Corp.		2,497	4
	Gold Resource Corp.	967	4
*	AEP Industries Inc.	128	4
*	UFP Technologies Inc.	164	4
	KMG Chemicals Inc.	240	4
	Global Brass & Copper Holdings Inc.	236	4

* Paramount Gold and Silver Corp.	4,029	4
United States Lime & Minerals Inc.	57	4
* Handy & Harman Ltd.	160	4
* Installed Building Products Inc.	249	3
* Penford Corp.	281	3
* Shiloh Industries Inc.	178	3
Noranda Aluminum Holding Corp.	986	3
* Midway Gold Corp.	3,273	3
Omega Flex Inc.	91	2
NL Industries Inc.	197	2
* Marrone Bio Innovations Inc.	142	2
* BlueLinx Holdings Inc.	987	1
* General Moly Inc.	1,233	1
Compx International Inc.	35	—
		27,976
Other (0.0%)
* Ally Financial Inc.	2,270	54
* La Quinta Holdings Inc.	413	7
* Parsley Energy Inc. Class A	271	6
* Leap Wireless International Inc CVR	1,738	4
* IMS Health Holdings Inc.	170	4
CBS Outdoor Americas Inc.	72	2
* Aerohive Networks Inc.	200	2
* Achaogen Inc.	133	2
* A10 Networks Inc.	107	1
* Square 1 Financial Inc. Class A	57	1
* Zoe's Kitchen Inc.	34	1
* Akebia Therapeutics Inc.	40	1
* Everyday Health Inc.	48	1
* 2U Inc.	56	1
* TriNet Group Inc.	27	1
* Coupons.com Inc.	25	1
* Castlight Health Inc. Class B	37	1
* Amber Road Inc.	40	1
* Versartis Inc.	17	1
* Q2 Holdings Inc.	36	1
* GrubHub Inc.	13	—
* Paylocity Holding Corp.	20	—
* OPOWER Inc.	17	—
* Borderfree Inc.	13	—
* Cubist Pharmaceuticals, Inc. CVR	1,151	—
* Omthera Pharmaceuticals Inc. CVR	152	—
		93
Producer Durables (11.6%)
General Electric Co.	301,915	8,088
United Technologies Corp.	26,843	3,120
Boeing Co.	22,153	2,996
3M Co.	19,103	2,723
Union Pacific Corp.	13,630	2,716
United Parcel Service Inc. Class B	21,150	2,197
Honeywell International Inc.	22,973	2,140
Caterpillar Inc.	18,226	1,863
Accenture plc Class A	18,765	1,528
Emerson Electric Co.	20,982	1,400
Danaher Corp.	17,470	1,370
FedEx Corp.	8,625	1,243

Lockheed Martin Corp.	7,577	1,240
Automatic Data Processing Inc.	14,161	1,128
Deere & Co.	11,326	1,033
General Dynamics Corp.	8,716	1,030
Eaton Corp. plc	13,807	1,017
Delta Air Lines Inc.	24,994	998
Norfolk Southern Corp.	9,197	927
Raytheon Co.	9,473	924
Illinois Tool Works Inc.	10,398	900
CSX Corp.	29,831	877
Cummins Inc.	5,538	847
Northrop Grumman Corp.	6,479	788
PACCAR Inc.	10,324	654
Waste Management Inc.	13,632	609
Agilent Technologies Inc.	10,133	577
Southwest Airlines Co.	21,083	558
Parker Hannifin Corp.	4,357	546
Rockwell Automation Inc.	4,077	494
* United Continental Holdings Inc.	10,386	461
WW Grainger Inc.	1,721	445
Xerox Corp.	35,841	443
Dover Corp.	4,996	436
Pentair Ltd.	5,652	422
Stanley Black & Decker Inc.	4,726	413
Roper Industries Inc.	2,891	410
Paychex Inc.	9,496	390
AMETEK Inc.	7,109	377
Fluor Corp.	4,754	357
Kansas City Southern	3,217	346
L-3 Communications Holdings Inc.	2,627	318
Textron Inc.	8,111	318
Rockwell Collins Inc.	3,960	313
Flowserve Corp.	4,174	308
TransDigm Group Inc.	1,527	288
* Stericycle Inc.	2,519	288
Republic Services Inc. Class A	7,893	279
* B/E Aerospace Inc.	2,879	279
* United Rentals Inc.	2,752	278
Pall Corp.	3,246	275
Expeditors International of Washington Inc.	6,031	274
* Trimble Navigation Ltd.	7,467	269
CH Robinson Worldwide Inc.	4,427	265
* Verisk Analytics Inc. Class A	4,416	261
* Waters Corp.	2,505	251
* IHS Inc. Class A	1,916	241
Chicago Bridge & Iron Co. NV	2,934	239
* American Airlines Group Inc.	5,749	231
Wabtec Corp.	2,811	221
* Colfax Corp.	3,038	221
* Mettler-Toledo International Inc.	880	216
Towers Watson & Co. Class A	1,900	214
* Jacobs Engineering Group Inc.	3,819	210
JB Hunt Transport Services Inc.	2,670	207
* Quanta Services Inc.	6,098	207
Hubbell Inc. Class B	1,731	203
Alaska Air Group Inc.	2,054	202
Xylem Inc.	5,403	202

Trinity Industries Inc.	2,312	200
Snap-on Inc.	1,698	199
Cintas Corp.	3,007	187
Robert Half International Inc.	4,073	186
Manpowergroup Inc.	2,253	185
IDEX Corp.	2,398	184
* Kirby Corp.	1,655	183
Donaldson Co. Inc.	4,280	174
ADT Corp.	5,350	172
Joy Global Inc.	2,922	167
Waste Connections Inc.	3,599	164
Pitney Bowes Inc.	5,880	162
Lincoln Electric Holdings Inc.	2,430	160
Carlisle Cos. Inc.	1,855	157
Iron Mountain Inc.	4,972	155
AGCO Corp.	2,835	153
Nordson Corp.	1,873	153
Allegion plc	2,903	152
Avery Dennison Corp.	2,906	147
Huntington Ingalls Industries Inc.	1,463	146
FLIR Systems Inc.	4,141	145
Oshkosh Corp.	2,568	139
Copa Holdings SA Class A	971	139
SPX Corp.	1,296	136
* Old Dominion Freight Line Inc.	2,071	132
* CoStar Group Inc.	832	132
Ryder System Inc.	1,514	131
* Middleby Corp.	549	131
Graco Inc.	1,791	131
MSC Industrial Direct Co. Inc. Class A	1,380	127
Terex Corp.	3,246	125
* Genesee & Wyoming Inc. Class A	1,263	123
Alliant Techsystems Inc.	938	118
* Copart Inc.	3,254	116
ITT Corp.	2,620	114
* Spirit AeroSystems Holdings Inc. Class A	3,486	113
AO Smith Corp.	2,257	111
* Zebra Technologies Corp.	1,486	110
* WESCO International Inc.	1,287	110
Toro Co.	1,692	109
* Clean Harbors Inc.	1,769	108
Babcock & Wilcox Co.	3,275	106
Manitowoc Co. Inc.	3,896	105
Crane Co.	1,416	105
KBR Inc.	4,311	105
Triumph Group Inc.	1,506	104
* Spirit Airlines Inc.	1,760	104
Kennametal Inc.	2,297	103
* Teledyne Technologies Inc.	1,090	103
* Esterline Technologies Corp.	912	102
HEICO Corp.	1,936	101
Regal-Beloit Corp.	1,313	100
EnerSys Inc.	1,403	97
* AECOM Technology Corp.	3,010	97
* Moog Inc. Class A	1,322	95
Exelis Inc.	5,484	94
* Darling Ingredients Inc.	4,618	92

Curtiss-Wright Corp.	1,365	91
URS Corp.	2,012	91
GATX Corp.	1,365	90
Woodward Inc.	2,006	90
RR Donnelley & Sons Co.	5,646	89
MAXIMUS Inc.	1,994	89
Landstar System Inc.	1,359	88
EMCOR Group Inc.	1,961	87
Air Lease Corp. Class A	2,046	84
Deluxe Corp.	1,485	83
* Genpact Ltd.	4,934	83
National Instruments Corp.	2,810	81
Lexmark International Inc. Class A	1,839	80
Bristow Group Inc.	1,055	80
Con-way Inc.	1,644	76
Actuant Corp. Class A	2,136	76
Tidewater Inc.	1,444	75
Generac Holdings Inc.	1,496	73
* JetBlue Airways Corp.	7,138	69
Convergys Corp.	3,067	67
Corporate Executive Board Co.	981	67
Teekay Corp.	1,108	64
* Chart Industries Inc.	885	64
Harsco Corp.	2,347	63
* MasTec Inc.	1,734	62
* Swift Transportation Co.	2,447	61
Healthcare Services Group Inc.	1,996	59
Covanta Holding Corp.	3,096	59
Barnes Group Inc.	1,569	59
Applied Industrial Technologies Inc.	1,229	59
Rollins Inc.	1,859	57
Littelfuse Inc.	646	57
* Navistar International Corp.	1,630	56
* Electronics For Imaging Inc.	1,355	55
Herman Miller Inc.	1,712	54
Franklin Electric Co. Inc.	1,380	53
* Hub Group Inc. Class A	1,079	51
Tetra Tech Inc.	1,896	50
Allegiant Travel Co. Class A	438	50
* Advisory Board Co.	1,036	50
HNI Corp.	1,327	50
Scorpio Tankers Inc.	5,390	49
* EnPro Industries Inc.	664	49
Mobile Mini Inc.	1,112	48
United Stationers Inc.	1,184	47
* HD Supply Holdings Inc.	1,795	47
* On Assignment Inc.	1,335	47
Watts Water Technologies Inc. Class A	836	47
* Huron Consulting Group Inc.	680	46
* TriMas Corp.	1,310	46
* Orbital Sciences Corp.	1,751	46
MSA Safety Inc.	825	45
* Itron Inc.	1,154	44
ABM Industries Inc.	1,595	44
TAL International Group Inc.	987	43
* Korn/Ferry International	1,421	43
* PHH Corp.	1,666	42

UniFirst Corp.	427	42
Knight Transportation Inc.	1,714	42
Steelcase Inc. Class A	2,462	40
Granite Construction Inc.	1,132	40
* Greenbrier Cos. Inc.	713	40
Forward Air Corp.	881	40
CIRCOR International Inc.	513	39
* XPO Logistics Inc.	1,520	38
* FTI Consulting Inc.	1,178	38
Brink's Co.	1,418	38
General Cable Corp.	1,452	37
Brady Corp. Class A	1,348	37
Gulfmark Offshore Inc.	779	36
* GrafTech International Ltd.	3,411	36
* Scorpio Bulkers Inc.	3,855	35
Werner Enterprises Inc.	1,334	35
Tennant Co.	537	34
* Rush Enterprises Inc. Class A	1,013	34
Raven Industries Inc.	1,072	34
Kaman Corp.	789	34
Aircastle Ltd.	1,978	33
* Tutor Perini Corp.	1,083	33
* OSI Systems Inc.	582	33
AZZ Inc.	742	33
* Proto Labs Inc.	499	33
* GenCorp Inc.	1,767	33
* TrueBlue Inc.	1,188	32
ArcBest Corp.	750	32
Lindsay Corp.	376	32
US Ecology Inc.	629	31
Allison Transmission Holdings Inc. Class A	1,000	31
* Saia Inc.	708	31
Matson Inc.	1,245	31
MTS Systems Corp.	461	31
Albany International Corp.	816	30
Ship Finance International Ltd.	1,634	30
* H&E Equipment Services Inc.	867	30
Primoris Services Corp.	1,030	30
G&K Services Inc. Class A	571	30
* WageWorks Inc.	729	30
Encore Wire Corp.	603	29
Heartland Express Inc.	1,341	29
Briggs & Stratton Corp.	1,406	29
* Dycom Industries Inc.	967	29
Cubic Corp.	588	29
* Measurement Specialties Inc.	448	28
AAR Corp.	1,160	28
* Atlas Air Worldwide Holdings Inc.	754	28
* Aegion Corp. Class A	1,143	27
Exponent Inc.	387	27
Standex International Corp.	370	27
* Wabash National Corp.	1,973	27
* ExlService Holdings Inc.	951	27
Altra Industrial Motion Corp.	783	27
* Wesco Aircraft Holdings Inc.	1,201	26
Hyster-Yale Materials Handling Inc.	310	26
ESCO Technologies Inc.	771	26

UTi Worldwide Inc.	2,649	26
* Ascent Capital Group Inc. Class A	412	25
Federal Signal Corp.	1,854	25
McGrath RentCorp	735	25
* Team Inc.	601	25
* Navigant Consulting Inc.	1,471	25
Titan International Inc.	1,563	25
Knoll Inc.	1,407	25
John Bean Technologies Corp.	844	24
* Astronics Corp.	440	24
Textainer Group Holdings Ltd.	621	24
Astec Industries Inc.	602	24
* Hawaiian Holdings Inc.	1,516	23
Sun Hydraulics Corp.	632	23
* Sykes Enterprises Inc.	1,146	23
* Advanced Energy Industries Inc.	1,146	22
GasLog Ltd.	931	22
* ICF International Inc.	575	21
* Modine Manufacturing Co.	1,395	21
Nordic American Tankers Ltd.	2,603	21
* FARO Technologies Inc.	498	21
Insperity Inc.	658	21
Badger Meter Inc.	419	21
* YRC Worldwide Inc.	913	20
* Taser International Inc.	1,504	20
* ACCO Brands Corp.	3,275	20
Booz Allen Hamilton Holding Corp. Class A	880	20
* Engility Holdings Inc.	501	19
* DXP Enterprises Inc.	278	19
* Thermon Group Holdings Inc.	791	19
American Railcar Industries Inc.	276	18
* Blount International Inc.	1,436	18
Kforce Inc.	791	17
Gorman-Rupp Co.	549	17
* Aerovironment Inc.	541	17
SkyWest Inc.	1,514	17
Powell Industries Inc.	275	17
* PHI Inc.	368	16
Marten Transport Ltd.	683	16
Columbus McKinnon Corp.	570	16
* Monster Worldwide Inc.	2,805	16
Quad/Graphics Inc.	745	16
* RPX Corp.	945	15
* TeleTech Holdings Inc.	582	15
* MYR Group Inc.	612	15
Kimball International Inc. Class B	946	15
* Republic Airways Holdings Inc.	1,419	15
* Maxwell Technologies Inc.	852	15
* Advanced Emissions Solutions Inc.	627	15
* Roadrunner Transportation Systems Inc.	543	14
Resources Connection Inc.	1,131	14
Kelly Services Inc. Class A	786	14
* Air Transport Services Group Inc.	1,512	14
Celadon Group Inc.	587	14
* Lydall Inc.	497	14
Park-Ohio Holdings Corp.	252	13
* Great Lakes Dredge & Dock Corp.	1,733	13

Forrester Research Inc.	339	13
Multi-Color Corp.	357	13
Argan Inc.	407	13
Kadant Inc.	326	12
* Furmanite Corp.	1,090	12
Knightsbridge Tankers Ltd.	888	12
Ennis Inc.	764	12
Douglas Dynamics Inc.	648	11
* Liquidity Services Inc.	726	11
* CAI International Inc.	501	11
* Kratos Defense & Security Solutions Inc.	1,283	11
* SP Plus Corp.	451	11
Alamo Group Inc.	206	11
* Mistras Group Inc.	463	11
* GP Strategies Corp.	428	10
Heidrick & Struggles International Inc.	526	10
Barrett Business Services Inc.	205	10
* Echo Global Logistics Inc.	520	10
* InnerWorkings Inc.	1,261	10
* Zygo Corp.	486	9
FreightCar America Inc.	350	9
* Orion Marine Group Inc.	795	9
* CBIZ Inc.	1,042	9
* Quality Distribution Inc.	614	9
Electro Rent Corp.	547	9
* Titan Machinery Inc.	503	9
* Layne Christensen Co.	579	9
Graham Corp.	292	9
Global Power Equipment Group Inc.	496	8
* ServiceSource International Inc.	1,783	8
Schawk Inc. Class A	392	8
Twin Disc Inc.	244	8
* Dice Holdings Inc.	1,115	8
* Ducommun Inc.	310	8
VSE Corp.	121	8
NACCO Industries Inc. Class A	137	7
* CHC Group Ltd.	1,017	7
Ceco Environmental Corp.	497	7
* Manitex International Inc.	402	7
* Energy Recovery Inc.	1,290	7
* CRA International Inc.	298	7
* Commercial Vehicle Group Inc.	700	7
Miller Industries Inc.	328	7
* Performant Financial Corp.	695	7
Teekay Tankers Ltd. Class A	1,816	7
* Patriot Transportation Holding Inc.	191	7
* Accuride Corp.	1,170	6
Mesa Laboratories Inc.	78	6
* Casella Waste Systems Inc. Class A	1,128	6
Houston Wire & Cable Co.	523	6
* AM Castle & Co.	512	6
* Vishay Precision Group Inc.	361	6
CDI Corp.	412	6
* ExOne Co.	192	6
* PRGX Global Inc.	841	5
Hurco Cos. Inc.	188	5
Marlin Business Services Corp.	242	5

Spartan Motors Inc.	997	5
* Power Solutions International Inc.	63	5
Hardinge Inc.	368	5
Hackett Group Inc.	758	5
* Global Sources Ltd.	552	4
* Sterling Construction Co. Inc.	485	4
* Xerium Technologies Inc.	318	4
* Heritage-Crystal Clean Inc.	258	4
* LMI Aerospace Inc.	303	4
Preformed Line Products Co.	76	4
International Shipholding Corp.	164	4
Universal Truckload Services Inc.	158	4
* Vicor Corp.	517	4
* Frontline Ltd.	1,682	4
* Odyssey Marine Exploration Inc.	2,439	3
* PMFG Inc.	612	3
* API Technologies Corp.	944	3
* TRC Cos. Inc.	473	3
* Tecumseh Products Co.	443	2
* American Superconductor Corp.	1,537	2
* Control4 Corp.	118	2
* Ultrapetrol Bahamas Ltd.	511	2
* Erickson Inc.	90	1
* Swisher Hygiene Inc.	3,326	1
		72,792
Technology (15.2%)
Apple Inc.	25,151	15,921
Microsoft Corp.	243,839	9,983
International Business Machines Corp.	28,547	5,263
* Google Inc. Class A	7,875	4,502
* Google Inc.	7,875	4,418
Oracle Corp.	98,047	4,120
QUALCOMM Inc.	50,409	4,055
Intel Corp.	145,030	3,962
Cisco Systems Inc.	155,921	3,839
* Facebook Inc. Class A	49,746	3,149
Hewlett-Packard Co.	56,737	1,901
EMC Corp.	61,319	1,629
Texas Instruments Inc.	32,386	1,521
* Adobe Systems Inc.	14,647	945
* Salesforce.com Inc.	17,212	906
* Yahoo! Inc.	26,102	904
* Micron Technology Inc.	30,065	860
* Cognizant Technology Solutions Corp. Class A	17,605	856
Corning Inc.	38,205	814
Applied Materials Inc.	35,073	708
Intuit Inc.	8,667	687
SanDisk Corp.	6,595	637
Western Digital Corp.	6,167	542
Broadcom Corp. Class A	16,668	531
Avago Technologies Ltd. Class A	7,184	508
Analog Devices Inc.	8,995	471
* LinkedIn Corp. Class A	2,826	452
Symantec Corp.	20,335	447
Amphenol Corp. Class A	4,665	447
Motorola Solutions Inc.	6,605	445
* SBA Communications Corp. Class A	3,725	378

	NetApp Inc.	9,929	367
	Xilinx Inc.	7,701	362
*	Autodesk Inc.	6,550	343
*	Juniper Networks Inc.	13,815	338
	NVIDIA Corp.	16,870	321
	KLA-Tencor Corp.	4,843	317
	Linear Technology Corp.	6,810	314
*	Electronic Arts Inc.	8,836	310
	Altera Corp.	9,345	310
*	Citrix Systems Inc.	4,784	296
*	Lam Research Corp.	4,750	295
	Maxim Integrated Products Inc.	8,483	291
*	Equinix Inc.	1,440	286
*	Akamai Technologies Inc.	5,181	282
*	Red Hat Inc.	5,530	277
	Computer Sciences Corp.	4,382	276
	CA Inc.	9,572	275
	Microchip Technology Inc.	5,755	274
	Harris Corp.	3,194	247
	Skyworks Solutions Inc.	5,571	241
*	VMware Inc. Class A	2,492	240
*	F5 Networks Inc.	2,194	238
	Amdocs Ltd.	4,689	226
*	Teradata Corp.	4,764	200
*	ANSYS Inc.	2,716	199
*	Gartner Inc.	2,739	195
*	VeriSign Inc.	3,790	190
	Marvell Technology Group Ltd.	11,496	179
*	Arrow Electronics Inc.	3,055	176
	Avnet Inc.	3,996	174
*	Synopsys Inc.	4,494	173
*	Cree Inc.	3,442	166
	Activision Blizzard Inc.	7,768	161
*	NCR Corp.	4,790	156
*	SunEdison Inc.	7,779	153
*,^ 3D Systems Corp.		2,936	149
	IAC/InterActiveCorp	2,180	144
*	Cadence Design Systems Inc.	8,261	138
*	Splunk Inc.	3,292	138
	Solera Holdings Inc.	2,010	131
*	PTC Inc.	3,491	128
*	ServiceNow Inc.	2,422	127
*	Nuance Communications Inc.	7,630	123
*	Ingram Micro Inc.	4,446	123
*	MICROS Systems Inc.	2,297	123
*	Rackspace Hosting Inc.	3,297	120
*	Brocade Communications Systems Inc.	12,934	118
*	Aspen Technology Inc.	2,735	118
*	Concur Technologies Inc.	1,362	116
*	Informatica Corp.	3,155	115
*	ON Semiconductor Corp.	13,158	114
*	ARRIS Group Inc.	3,399	113
	Jabil Circuit Inc.	5,914	111
*	Atmel Corp.	12,511	105
*	VeriFone Systems Inc.	3,171	104
*	TIBCO Software Inc.	4,790	103
*	Ultimate Software Group Inc.	807	103

FEI Co.	1,219	102
Teradyne Inc.	5,571	99
* Riverbed Technology Inc.	4,770	97
* Stratasys Ltd.	1,030	96
* Workday Inc. Class A	1,179	92
* Cognex Corp.	2,538	91
DST Systems Inc.	988	90
* Fortinet Inc.	3,960	89
* NetSuite Inc.	1,022	82
* AOL Inc.	2,262	82
Anixter International Inc.	791	81
* Palo Alto Networks Inc.	1,043	78
* RF Micro Devices Inc.	8,211	77
* Twitter Inc.	2,346	76
Leidos Holdings Inc.	1,972	75
* SolarWinds Inc.	1,913	75
* JDS Uniphase Corp.	6,788	74
* TriQuint Semiconductor Inc.	4,765	74
* Manhattan Associates Inc.	2,272	74
* Cavium Inc.	1,498	73
* SS&C Technologies Holdings Inc.	1,699	72
* Groupon Inc. Class A	12,255	72
* Tyler Technologies Inc.	919	72
* Verint Systems Inc.	1,537	71
* Advanced Micro Devices Inc.	17,687	71
* Knowles Corp.	2,498	70
Diebold Inc.	1,866	70
* Rovi Corp.	2,817	68
* CommVault Systems Inc.	1,356	66
* DigitalGlobe Inc.	2,175	66
* Microsemi Corp.	2,713	66
* Tech Data Corp.	1,101	66
* Finisar Corp.	2,727	65
* Synaptics Inc.	947	64
* ViaSat Inc.	1,162	63
* ACI Worldwide Inc.	1,157	63
* Yelp Inc. Class A	947	63
* Zynga Inc. Class A	17,956	62
Compuware Corp.	6,231	62
* EchoStar Corp. Class A	1,183	60
* IPG Photonics Corp.	946	60
Mentor Graphics Corp.	2,783	59
* Aruba Networks Inc.	3,116	58
* Ciena Corp.	2,964	57
Plantronics Inc.	1,263	57
Vishay Intertechnology Inc.	3,838	57
* Silicon Laboratories Inc.	1,238	56
* Qlik Technologies Inc.	2,540	55
* Dolby Laboratories Inc. Class A	1,323	55
* Fairchild Semiconductor International Inc. Class A	3,714	54
* International Rectifier Corp.	2,027	54
Hittite Microwave Corp.	920	54
* Guidewire Software Inc.	1,429	54
* Sapient Corp.	3,222	53
Intersil Corp. Class A	3,712	52
* Integrated Device Technology Inc.	3,848	51
* Semtech Corp.	1,967	51

* Polycom Inc.	3,996	51
* SYNNEX Corp.	770	51
* Dealertrack Technologies Inc.	1,269	50
* NeuStar Inc. Class A	1,785	50
* Sanmina Corp.	2,416	49
* Acxiom Corp.	2,158	49
* Take-Two Interactive Software Inc.	2,365	49
* CACI International Inc. Class A	673	48
Science Applications International Corp.	1,223	47
* Cornerstone OnDemand Inc.	1,178	47
Cypress Semiconductor Corp.	4,582	47
* Entegris Inc.	4,066	47
InterDigital Inc.	1,202	46
Blackbaud Inc.	1,333	46
* OpenTable Inc.	664	45
MKS Instruments Inc.	1,547	45
* Monolithic Power Systems Inc.	1,130	44
* Coherent Inc.	711	43
Power Integrations Inc.	846	43
* Freescale Semiconductor Ltd.	1,917	43
* Web.com Group Inc.	1,223	42
* PMC-Sierra Inc.	5,955	42
* Plexus Corp.	995	42
* NetScout Systems Inc.	1,056	41
* Cirrus Logic Inc.	1,849	41
* Rambus Inc.	3,259	39
ADTRAN Inc.	1,729	39
* Veeco Instruments Inc.	1,144	38
* MicroStrategy Inc. Class A	263	37
* Benchmark Electronics Inc.	1,587	37
* Syntel Inc.	450	36
* iGATE Corp.	1,016	35
* OmniVision Technologies Inc.	1,575	35
* Unisys Corp.	1,493	35
* NETGEAR Inc.	1,064	35
Tessera Technologies Inc.	1,539	35
Methode Electronics Inc.	1,077	34
* Infinera Corp.	3,617	33
* Progress Software Corp.	1,515	33
* Rogers Corp.	528	33
* Insight Enterprises Inc.	1,208	33
* Demandware Inc.	539	33
* comScore Inc.	1,042	33
* Cray Inc.	1,156	32
* CommScope Holding Co. Inc.	1,216	32
* InvenSense Inc.	1,656	32
* LogMeIn Inc.	750	32
* Bottomline Technologies de Inc.	1,104	32
NIC Inc.	1,893	31
* Trulia Inc.	807	31
* Universal Display Corp.	1,160	30
* ScanSource Inc.	814	30
* iRobot Corp.	825	29
* Diodes Inc.	1,048	29
* RealPage Inc.	1,363	29
Monotype Imaging Holdings Inc.	1,116	29
* Envestnet Inc.	693	28

* Loral Space & Communications Inc.	380	27
* Synchronoss Technologies Inc.	851	27
* SPS Commerce Inc.	472	27
* EPAM Systems Inc.	638	27
* Lattice Semiconductor Corp.	3,375	27
* Spansion Inc. Class A	1,380	26
CSG Systems International Inc.	992	26
* QLogic Corp.	2,599	26
Acacia Research Corp.	1,436	23
CDW Corp.	781	23
* Interactive Intelligence Group Inc.	453	23
* Virtusa Corp.	664	23
* Blucora Inc.	1,197	23
* Ellie Mae Inc.	815	23
Pegasystems Inc.	1,014	22
* ICG Group Inc.	1,108	21
* Proofpoint Inc.	670	21
* Newport Corp.	1,140	21
* Amkor Technology Inc.	2,048	21
* Ultratech Inc.	809	21
ManTech International Corp. Class A	695	20
* Sonus Networks Inc.	5,565	20
* Bankrate Inc.	1,347	20
* Harmonic Inc.	2,795	20
* II-VI Inc.	1,491	20
* Infoblox Inc.	1,546	20
* Super Micro Computer Inc.	929	20
* CalAmp Corp.	1,022	20
* VirnetX Holding Corp.	1,232	19
* Applied Micro Circuits Corp.	2,134	19
* Fusion-io Inc.	2,399	19
* Rofin-Sinar Technologies Inc.	824	19
Brooks Automation Inc.	1,967	19
* Ixia	1,629	19
AVX Corp.	1,379	19
* Tableau Software Inc. Class A	310	18
* BroadSoft Inc.	809	17
* Perficient Inc.	977	17
CTS Corp.	978	17
* FireEye Inc.	509	17
Park Electrochemical Corp.	607	16
* Photronics Inc.	1,828	16
American Science & Engineering Inc.	239	16
* Comverse Inc.	647	16
* PROS Holdings Inc.	694	16
* Fabrinet	828	16
* Checkpoint Systems Inc.	1,197	16
* Digital River Inc.	975	15
* LivePerson Inc.	1,608	15
* Ambarella Inc.	569	15
Comtech Telecommunications Corp.	448	15
* PDF Solutions Inc.	733	15
* Ruckus Wireless Inc.	1,350	15
Micrel Inc.	1,359	14
* FleetMatics Group plc	507	14
Ebix Inc.	907	14
* Tangoe Inc.	933	14

* AVG Technologies NV	699	14
* Xcerra Corp.	1,387	13
Daktronics Inc.	1,068	13
* Ubiquiti Networks Inc.	367	13
* Parkervision Inc.	2,583	13
* SciQuest Inc.	746	13
* Emulex Corp.	2,349	13
* Callidus Software Inc.	1,178	12
* Imperva Inc.	589	12
* Integrated Silicon Solution Inc.	870	12
* Exar Corp.	1,117	12
* Inphi Corp.	803	12
* ShoreTel Inc.	1,719	12
* Silicon Image Inc.	2,254	12
* TTM Technologies Inc.	1,544	12
* Nanometrics Inc.	674	12
Black Box Corp.	471	11
* FormFactor Inc.	1,573	11
* Internap Network Services Corp.	1,565	11
Epiq Systems Inc.	917	11
* Mercury Systems Inc.	942	11
EarthLink Holdings Corp.	3,007	11
* Extreme Networks Inc.	2,714	11
* GSI Group Inc.	885	11
* Qualys Inc.	434	10
* CIBER Inc.	2,179	10
* Ceva Inc.	647	10
* Vocus Inc.	556	10
* KEYW Holding Corp.	931	10
* Jive Software Inc.	1,220	10
* Intralinks Holdings Inc.	1,120	10
* Bazaarvoice Inc.	1,482	10
* Lionbridge Technologies Inc.	1,700	10
* Calix Inc.	1,169	10
* Global Eagle Entertainment Inc.	857	10
* VASCO Data Security International Inc.	843	9
* Oplink Communications Inc.	555	9
* DTS Inc.	507	9
* Seachange International Inc.	955	9
* Rudolph Technologies Inc.	953	9
* Sparton Corp.	299	9
* Immersion Corp.	813	9
* Silicon Graphics International Corp.	987	9
* Entropic Communications Inc.	2,615	9
* E2open Inc.	479	8
* Endurance International Group Holdings Inc.	636	8
IXYS Corp.	706	8
* Vocera Communications Inc.	616	8
Bel Fuse Inc. Class B	288	8
* Kemet Corp.	1,311	8
Cohu Inc.	722	8
* PLX Technology Inc.	1,329	8
* NVE Corp.	142	8
* RetailMeNot Inc.	291	7
* Brightcove Inc.	777	7
* Quantum Corp.	6,201	7
Computer Task Group Inc.	453	7

*	ARC Document Solutions Inc.	1,100	7
	Alliance Fiber Optic Products Inc.	336	7
*	Glu Mobile Inc.	1,871	7
	American Software Inc. Class A	701	7
*	MaxLinear Inc.	711	7
*	Digi International Inc.	755	7
*	Nimble Storage Inc.	263	7
*	Actuate Corp.	1,381	6
*	Vringo Inc.	1,957	6
*	ePlus Inc.	110	6
*	Unwired Planet Inc.	2,885	6
*	KVH Industries Inc.	454	6
*	Kopin Corp.	1,933	6
*	Ultra Clean Holdings Inc.	736	6
*	Agilysys Inc.	415	6
*	Aeroflex Holding Corp.	573	6
*	Pericom Semiconductor Corp.	670	6
*	Zix Corp.	1,806	6
*	Axcelis Technologies Inc.	3,163	6
	Digimarc Corp.	183	6
*	Procera Networks Inc.	600	6
	PC Connection Inc.	273	6
*	M/A-COM Technology Solutions Holdings Inc.	308	6
*,^ Benefitfocus Inc.		149	6
*	Rubicon Technology Inc.	619	5
*	Datalink Corp.	559	5
*	Marketo Inc.	220	5
	Electro Scientific Industries Inc.	697	5
*	RealNetworks Inc.	656	5
*	Peregrine Semiconductor Corp.	772	5
	Tessco Technologies Inc.	160	5
*	Demand Media Inc.	1,055	5
*	DSP Group Inc.	578	5
*	Cvent Inc.	188	5
*	Numerex Corp. Class A	407	5
*	Sapiens International Corp. NV	573	5
*	MoSys Inc.	1,371	5
*	Reis Inc.	244	4
*	Travelzoo Inc.	232	4
*	TeleCommunication Systems Inc. Class A	1,388	4
*	Wix.com Ltd.	243	4
*	Alpha & Omega Semiconductor Ltd.	507	4
*	Millennial Media Inc.	1,030	4
	United Online Inc.	375	4
*	Carbonite Inc.	354	4
*	Luxoft Holding Inc. Class A	121	4
*	ModusLink Global Solutions Inc.	1,081	4
	QAD Inc. Class A	173	4
*	ChannelAdvisor Corp.	186	4
	PC-Tel Inc.	540	4
*	Varonis Systems Inc.	154	4
*	Audience Inc.	298	4
*	Rocket Fuel Inc.	144	4
*	Barracuda Networks Inc.	121	4
*	support.com Inc.	1,540	4
*	Gigamon Inc.	201	3
*	Limelight Networks Inc.	1,559	3

* Imation Corp.	990	3
Richardson Electronics Ltd.	332	3
* GSI Technology Inc.	599	3
* Westell Technologies Inc. Class A	1,299	3
* Sigma Designs Inc.	894	3
* RingCentral Inc. Class A	252	3
* Telenav Inc.	520	3
* Textura Corp.	136	3
* Neonode Inc.	795	3
* Guidance Software Inc.	292	3
* NeoPhotonics Corp.	590	3
* TechTarget Inc.	340	3
* Radisys Corp.	827	3
* Multi-Fineline Electronix Inc.	256	3
* Rally Software Development Corp.	201	3
* ANADIGICS Inc.	2,405	3
* Applied Optoelectronics Inc.	120	3
* Mitek Systems Inc.	728	2
* Spark Networks Inc.	513	2
* Marin Software Inc.	219	2
* Mavenir Systems Inc.	164	2
* Model N Inc.	194	2
* eGain Corp.	313	2
* Innovative Solutions & Support Inc.	300	2
* Aviat Networks Inc.	1,789	2
* Violin Memory Inc.	546	2
* Silver Spring Networks Inc.	142	2
* Revolution Lighting Technologies Inc.	711	2
* Uni-Pixel Inc.	243	1
* Hutchinson Technology Inc.	563	1
* Covisint Corp.	217	1
* Acorn Energy Inc.	644	1
* Viasystems Group Inc.	81	1
* Tremor Video Inc.	192	1
* Intermolecular Inc.	296	1
* YuMe Inc.	137	1
* Cyan Inc.	172	1
* Net Element Inc.	57	—
		95,536
Utilities (5.3%)
Verizon Communications Inc.	120,502	6,020
AT&T Inc.	157,088	5,572
Duke Energy Corp.	20,607	1,465
NextEra Energy Inc.	12,395	1,207
Dominion Resources Inc.	16,860	1,163
Southern Co.	25,404	1,112
Exelon Corp.	24,980	920
American Electric Power Co. Inc.	14,186	757
Sempra Energy	7,109	713
PPL Corp.	18,439	647
CenturyLink Inc.	16,862	635
PG&E Corp.	13,571	623
Public Service Enterprise Group Inc.	14,770	575
Edison International	9,510	524
Consolidated Edison Inc.	8,550	470
Xcel Energy Inc.	14,514	446
Northeast Utilities	9,183	417

FirstEnergy Corp.	12,208	413
Entergy Corp.	5,202	392
DTE Energy Co.	5,077	386
NiSource Inc.	9,109	340
NRG Energy Inc.	9,413	335
Wisconsin Energy Corp.	6,677	304
CenterPoint Energy Inc.	12,509	302
Ameren Corp.	7,083	279
AES Corp.	18,124	256
American Water Works Co. Inc.	5,179	252
* Calpine Corp.	10,702	250
* Sprint Corp.	24,822	237
CMS Energy Corp.	7,789	232
* Level 3 Communications Inc.	5,032	220
OGE Energy Corp.	5,773	212
SCANA Corp.	4,073	212
Pepco Holdings Inc.	7,270	201
* T-Mobile US Inc.	5,556	191
Alliant Energy Corp.	3,239	189
MDU Resources Group Inc.	5,504	186
AGL Resources Inc.	3,446	184
Energen Corp.	2,106	180
Pinnacle West Capital Corp.	3,204	178
Frontier Communications Corp.	29,152	169
ITC Holdings Corp.	4,591	168
Windstream Holdings Inc.	17,315	166
UGI Corp.	3,322	162
National Fuel Gas Co.	2,153	161
Atmos Energy Corp.	2,889	145
* tw telecom inc Class A	4,105	135
Integrys Energy Group Inc.	2,310	134
Westar Energy Inc. Class A	3,710	134
Aqua America Inc.	5,135	130
Questar Corp.	5,109	123
Great Plains Energy Inc.	4,481	114
TECO Energy Inc.	6,351	110
* Dynegy Inc. Class A	2,918	98
Vectren Corp.	2,403	96
Cleco Corp.	1,768	92
IDACORP Inc.	1,465	80
Piedmont Natural Gas Co. Inc.	2,203	79
Telephone & Data Systems Inc.	2,751	76
Black Hills Corp.	1,297	75
UNS Energy Corp.	1,211	73
Portland General Electric Co.	2,209	73
Southwest Gas Corp.	1,353	71
Hawaiian Electric Industries Inc.	2,876	69
New Jersey Resources Corp.	1,219	67
PNM Resources Inc.	2,324	66
j2 Global Inc.	1,340	63
ALLETE Inc.	1,235	61
UIL Holdings Corp.	1,659	61
WGL Holdings Inc.	1,509	61
ONE Gas Inc.	1,501	55
Avista Corp.	1,750	55
South Jersey Industries Inc.	935	54
NorthWestern Corp.	1,105	53

Cogent Communications Holdings Inc.	1,378	51
El Paso Electric Co.	1,173	45
Laclede Group Inc.	952	44
MGE Energy Inc.	1,012	38
Northwest Natural Gas Co.	786	36
American States Water Co.	1,125	34
NRG Yield Inc. Class A	657	31
California Water Service Group	1,392	31
Otter Tail Corp.	1,058	30
Empire District Electric Co.	1,244	30
* Cincinnati Bell Inc.	6,069	24
Consolidated Communications Holdings Inc.	1,170	24
Pattern Energy Group Inc. Class A	653	20
Shenandoah Telecommunications Co.	700	19
* 8x8 Inc.	2,555	19
Chesapeake Utilities Corp.	280	18
* Premiere Global Services Inc.	1,404	18
* Vonage Holdings Corp.	4,593	17
West Corp.	622	17
United States Cellular Corp.	373	16
Atlantic Tele-Network Inc.	281	16
Ormat Technologies Inc.	515	15
* Iridium Communications Inc.	1,874	15
Inteliquent Inc.	948	14
Unitil Corp.	402	13
* inContact Inc.	1,558	13
* Intelsat SA	654	13
SJW Corp.	452	12
Atlantic Power Corp.	3,496	12
* General Communication Inc. Class A	919	10
Connecticut Water Service Inc.	315	10
USA Mobility Inc.	631	10
Middlesex Water Co.	462	9
* FairPoint Communications Inc.	606	9
* Hawaiian Telcom Holdco Inc.	301	8
* magicJack VocalTec Ltd.	541	8
* Pendrell Corp.	4,889	8
* ORBCOMM Inc.	1,214	8
* Cbeyond Inc.	782	8
York Water Co.	378	8
IDT Corp. Class B	449	7
* Pike Corp.	775	7
Lumos Networks Corp.	451	7
NTELOS Holdings Corp.	446	6
Enventis Corp.	397	5
* Gogo Inc.	282	5
Artesian Resources Corp. Class A	222	5
Consolidated Water Co. Ltd.	427	4
Delta Natural Gas Co. Inc.	200	4
* Towerstream Corp.	1,937	4
* Boingo Wireless Inc.	542	4
* Pure Cycle Corp.	503	3
* Genie Energy Ltd. Class B	327	3
* NII Holdings Inc.	4,545	2

* Straight Path Communications Inc. Class B			225	2
				33,375
Total Common Stocks (Cost $492,596)				621,619
	Coupon
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.112%		5,214,167	5,214
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.035%	6/4/14	200	200
4 Federal Home Loan Bank Discount Notes	0.065%	8/29/14	100	100
[5,6] Freddie Mac Discount Notes	0.090%	8/13/14	200	200
				500
Total Temporary Cash Investments (Cost $5,714)				5,714
Total Investments (99.9%) (Cost $498,310)				627,333
Other Assets and Liabilities-Net (0.1%)[3]				691
Net Assets (100%)				628,024

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $281,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $299,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Russell 3000 Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	621,614	—	5
Temporary Cash Investments	5,214	500	—
Futures Contracts—Assets[1]	10	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	626,833	500	5
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2014	8	3,843	135
E-mini S&P 500 Index	June 2014	13	1,249	26
E-mini S&P MidCap 400 Index	June 2014	5	688	5
E-mini Russell 2000 Index	June 2014	5	567	(16)
				150

Russell 3000 Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $498,329,000. Net unrealized appreciation of investment securities for tax purposes was $129,004,000, consisting of unrealized gains of $134,481,000 on securities that had risen in value since their purchase and $5,477,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 17, 2014

VANGUARD SCOTTSDALE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 17, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.